UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03290

Name of Fund:  BlackRock Variable Series Funds, Inc.
BlackRock 60/40 Target Allocation ETF V.I. Fund
BlackRock Advantage Large Cap Core V.I. Fund
BlackRock Advantage Large Cap Value V.I. Fund
BlackRock Advantage SMID Cap V.I. Fund
BlackRock Basic Value V.I. Fund
BlackRock Capital Appreciation V.I. Fund
BlackRock Equity Dividend V.I. Fund
BlackRock Global Allocation V.I. Fund
BlackRock Government Money Market V.I. Fund
BlackRock International Index V.I. Fund
BlackRock International V.I. Fund
BlackRock Large Cap Focus Growth V.I. Fund
BlackRock Managed Volatility V.I. Fund
BlackRock S&P 500 Index V.I. Fund
BlackRock Small Cap Index V.I. Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Variable Series Funds, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2022

Date of reporting period: 12/31/2022

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.
(b)

Not Applicable
DECEMBER 31, 2022
Not FDIC Insured - May Lose Value - No Bank Guarantee
2022 Annual Report
BlackRock Variable Series Funds, Inc.
BlackRock Variable Series Funds II, Inc.

Dear Shareholder,
Significant economic headwinds emerged during the 12-month reporting period ended December 31, 2022, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the third quarter, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.
Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large- and small-capitalization U.S. stocks fell, although equities began to recover in the second half of the year as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and a strengthening U.S. dollar.
The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and heightened uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates seven times. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. While the Fed suggested that additional rate hikes were likely, it also gave indications that the pace of increases would slow if inflation continued to subside.
The pandemic’s restructuring of the economy brought an ongoing mismatch between supply and demand, contributing to the current inflationary regime. While growth slowed in 2022, we believe that taming inflation requires a more dramatic economic decline to bring demand back to a level more in line with the economy’s capacity. The Fed has been raising interest rates at the fastest pace in decades, and seems set to overtighten in its effort to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but this prospect has not yet been fully priced in by markets. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.
In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Rising input costs and a deteriorating economic backdrop are likely to challenge corporate earnings, so we are underweight equities overall in the near term.
However, we see better opportunities in credit, where valuations are attractive and higher yields provide income opportunities. We believe that global investment-grade corporates, global inflation-linked bonds, and U.S.
mortgage-backed securities offer strong opportunities for a six- to twelve-month horizon.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of December 31, 2022
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
2.31% (18.11)%
U.S. small cap equities
(Russell 2000
®
Index)
3.91 (20.44)
International equities (MSCI
Europe, Australasia, Far
East Index)
6.36 (14.45)
Emerging market equities
(MSCI Emerging Markets
Index)
(2.99) (20.09)
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
1.32 1.47
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(5.58) (16.28)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
(2.97) (13.01)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
0.50 (8.53)
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
3.50 (11.18)
This Page is not Part of Your Fund Report

December 31, 2022
Not FDIC Insured - May Lose Value - No Bank Guarantee
2022 Annual Report
BlackRock Variable Series Funds, Inc.
BlackRock 60/40 Target Allocation ETF V.I. Fund

Fund Summary
as of December 31, 2022
2022
BlackRock Annual Report to Shareholders
2
BlackRock 60/40 Target Allocation ETF V.I. Fund
Investment Objective
BlackRock 60/40 Target Allocation ETF V.I. Fund’s (the “Fund”) investment objective is to seek to provide total return.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2022, the Fund outperformed its blended benchmark (60% MSCI All Country World Index / 40% Bloomberg U.S. Aggregate
Bond Index).
What factors influenced performance?
The largest positive contributors to the Fund’s performance relative to the benchmark included exposure to energy stocks and other commodity-related areas of the market which benefited from a strong pricing environment. In addition, exposure to developed market value-oriented stocks proved additive as they notably outperformed their growth counterparts over the reporting period.
The largest detractors from performance relative to the benchmark within the equity allocation were exposures to U.S. and international information technology stocks for which performance suffered against the backdrop of higher interest rates. Within the fixed income allocation, exposure to longer maturity Treasury bonds weighed on relative return as yields moved higher.
Describe recent portfolio activity.
Throughout 2022, the Fund sought to lower risk across the portfolio amid concerns including high inflation and rising interest rates. The Fund trimmed its equity overweight to move the split between stocks and bonds closer to the benchmark. In addition, sector tilts were reduced, most notably to growth and small-cap equities to brace against the volatility seen throughout 2022. The Fund maintained exposure to commodities and value equities to help insulate performance from inflation headlines. In addition, the
Fund maintained an allocation to Treasury inflation-protected securities to hedge against the risk of further upside surprises on inflation.
Describe portfolio positioning at period end.
At period end, the Fund’s exposure to stocks and bonds via underlying funds was close to the benchmark, while within the equity allocation the growth vs. value exposure was essentially neutral relative to the equity component of the benchmark. On the fixed income side, the Fund maintained a modest underweight relative to the benchmark with respect to duration and corresponding interest rate sensitivity, while holding exposure to attractively priced mortgage-backed securities.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2022 (continued)
3
Fund Summary
BlackRock 60/40 Target Allocation ETF V.I. Fund
GROWTH OF $10,000 INVESTMENT
The Fund commenced operations on April 30, 2014.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance-related fees and expenses. The Fund’s total returns prior to
May 1, 2019, are the returns of the Fund when it followed different investment strategies under the name BlackRock iShares
®
Dynamic Allocation V.I. Fund.
(b)
The Fund, which is a fund of funds, invests in a portfolio of underlying exchange-traded funds that seek to track equity and fixed-income indices.
(c)
A customized weighted index comprised of 60% MSCI All Country World Index and 40% Bloomberg U.S. Aggregate Bond Index.
(d)
An index that captures large- and mid-cap representation across certain developed and emerging markets.
(e)
A broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
Average Annual Total Returns
(a)
1 Year 5 Years
Since
Inception
(b)
Class I
(c)
............................................................................... (14.82)% 4.77% 4.84%
Class III
(c)
.............................................................................. (15.04) 4.52 4.58
60% MSCI All Country World Index / 40% Bloomberg U.S. Aggregate Bond Index .......................... (16.02) 3.45 4.55
MSCI All Country World Index ............................................................... (18.36) 5.23 6.45
Bloomberg U.S. Aggregate Bond Index ........................................................ (13.01) 0.02 1.15
(a)
For a portion of the period, the Fund’s investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund’s performance would have been lower .
(b)
The Fund commenced operations on April 30, 2014.
(c)
Average annual total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns. The Fund’s total returns prior to May 1, 2019 are the returns of the Fund when it followed different investment strategies under the name BlackRock iShares
®
Dynamic Allocation V.I. Fund.

Fund Summary
as of December 31, 2022 (continued)
2022
BlackRock Annual Report to Shareholders
4
BlackRock 60/40 Target Allocation ETF V.I. Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(07/01/22)
Ending
Account Value
(12/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(07/01/22)
Ending
Account Value
(12/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,003.40 $ 0.96 $ 1,000.00 $ 1,024.25 $ 0.97 0.19%
Class III .................................. 1,000.00 1,002.00 2.22 1,000.00 1,022.99 2.24 0.44
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
–% –%
Asset Type
 Percent of
Affiliated Investment
Companies
–% –%
Equity Funds .................................... 58.3%
Fixed-Income Funds ............................... 37.8
Short-Term Securities .............................. 3.9
–% –

Disclosure of Expenses
5
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the
Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

2022
BlackRock Annual Report to Shareholders
BlackRock 60/40 Target Allocation ETF V.I. Fund
6
(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security Shares Value
Investment Companies
(a)
Equity Funds — 60.7%
iShares Core S&P 500 ETF ............. 233,110 $ 89,563,193
iShares Core S&P Small-Cap ETF
(b)
....... 64,252 6,080,809
iShares ESG Aware MSCI USA ETF ....... 511,720 43,368,270
iShares MSCI EAFE Growth ETF
(b)
........ 223,973 18,759,978
iShares MSCI EAFE Value ETF .......... 578,388 26,536,441
iShares MSCI Emerging Markets Min Vol Factor
ETF
(b)
.......................... 314,164 16,666,400
iShares MSCI USA Min Vol Factor ETF
(b)
.... 100,163 7,221,752
iShares MSCI USA Momentum Factor ETF
(b)
. 52,099 7,602,807
iShares U.S. Infrastructure ETF .......... 107,641 3,903,063
iShares U.S. Technology ETF ........... 120,640 8,986,474
228,689,187
Security Shares Value
Fixed-Income Funds — 39.3%
iShares 0-5 Year High Yield Corporate Bond
ETF ........................... 270,273 $ 11,051,463
iShares 10-20 Year Treasury Bond ETF
(b)
.... 81,140 8,777,725
iShares Convertible Bond ETF
(b)
.......... 54,232 3,767,497
iShares Core Total USD Bond Market ETF
(b)
.. 1,808,390 81,250,963
iShares Fallen Angels USD Bond ETF
(b)
..... 174,181 4,286,594
iShares GSCI Commodity Dynamic Roll
Strategy ETF
(b)
.................... 119,982 3,382,293
iShares MBS ETF ................... 241,354 22,385,584
iShares U.S. Treasury Bond ETF ......... 588,269 13,365,472
148,267,591
Total Long-Term Investments — 100.0%
(Cost: $398,623,680) .............................. 376,956,778
Short-Term Securities
Money Market Funds — 4.1%
(a)(c)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.03% ..................... 848,962 848,962
SL Liquidity Series, LLC, Money Market Series,
4.49%
(d)
........................ 14,524,410 14,522,958
Total Short-Term Securities — 4.1%
(Cost: $15,371,920) ............................... 15,371,920
Total Investments — 104.1%
(Cost: $413,995,600) .............................. 392,328,698
Liabilities in Excess of Other Assets — (4.1) % ............. (15,369,485)
Net Assets — 100.0% ............................... $ 376,959,213
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/21
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/22
Shares
Held at
12/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 1,571,351 $ — $ (722,389)
(a)
$ — $ — $ 848,962 848,962 $ 18,470 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 65,412,403 — (50,882,309)
(a)
(7,136) — 14,522,958 14,524,410 192,957
(b)
—
iShares 0-5 Year High Yield
Corporate Bond ETF ...... — 10,968,313 (60,974) 1,452 142,672 11,051,463 270,273 159,449 —
iShares 10-20 Year Treasury Bond
ETF .................. — 10,965,465 (269,777) (31,437) (1,886,526) 8,777,725 81,140 192,633 —
iShares Convertible Bond ETF .. — 5,937,759 (2,028,579) (3,046) (138,637) 3,767,497 54,232 60,631 —
iShares Core High Dividend ETF
(c)
— 9,456,735 (8,684,782) (771,953) — — — 144,380 —
iShares Core S&P 500 ETF .... 62,598,260 45,136,650 (2,207,235) 818,478 (16,782,960) 89,563,193 233,110 1,389,464 —
iShares Core S&P Small-Cap ETF 13,677,189 8,452,791 (13,741,284) 808,560 (3,116,447) 6,080,809 64,252 75,733 —
iShares Core Total USD Bond
Market ETF ............ 52,794,288 40,273,955 (1,781,159) (145,668) (9,890,453) 81,250,963 1,808,390 1,695,246 —
iShares ESG Aware MSCI EM
ETF
(c)
................ 9,058,310 3,003,656 (10,324,501) (1,881,551) 144,086 — — — —
iShares ESG Aware MSCI USA
ETF .................. 62,644,474 10,727,232 (15,522,996) 3,974,833 (18,455,273) 43,368,270 511,720 766,914 —
iShares Fallen Angels USD Bond
ETF .................. 18,507,614 1,983,220 (13,631,431) (1,701,627) (871,182) 4,286,594 174,181 402,419 —

BlackRock 60/40 Target Allocation ETF V.I. Fund
Schedule of Investments
7
Schedule of Investments
(continued)
December 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliated Issuer
Value at
12/31/21
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/22
Shares
Held at
12/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
iShares Global Financials ETF
(c)
. $ 7,557,184 $ 220,493 $ (7,415,585) $ (336,578) $ (25,514) $ — — $ — $ —
iShares Global Tech ETF
(c)
.... 10,403,170 459,447 (8,677,776) (1,148,813) (1,036,028) — — — —
iShares GSCI Commodity
Dynamic Roll Strategy ETF .. 8,805,154 3,216,441 (10,475,284) 2,107,995 (272,013) 3,382,293 119,982 806,700 —
iShares MBS ETF .......... — 21,533,479 (122,015) 8,085 966,035 22,385,584 241,354 157,624 —
iShares MSCI EAFE Growth ETF 28,047,960 9,481,280 (12,770,342) 1,497,276 (7,496,196) 18,759,978 223,973 173,659 —
iShares MSCI EAFE Value ETF . 29,916,341 8,130,274 (9,012,534) (883,476) (1,614,164) 26,536,441 578,388 1,087,761 —
iShares MSCI Emerging Markets
Min Vol Factor ETF ....... — 17,941,271 (267,993) (11,650) (995,228) 16,666,400 314,164 300,999 —
iShares MSCI USA Min Vol Factor
ETF .................. 5,959,337 2,078,944 (156,519) (8,529) (651,481) 7,221,752 100,163 103,982 —
iShares MSCI USA Momentum
Factor ETF ............. — 7,244,536 (40,911) 3,093 396,089 7,602,807 52,099 43,205 —
iShares MSCI USA Value Factor
ETF
(c)
................ 12,125,335 526,640 (11,703,280) 2,075,958 (3,024,653) — — 40,521 —
iShares S&P Small-Cap 600 Value
ETF
(c)
................ — 7,216,764 (7,076,282) (140,482) — — — 21,227 —
iShares TIPS Bond ETF
(c)
..... 20,717,349 12,268,420 (30,227,907) (2,777,700) 19,838 — — 755,051 —
iShares U.S. Energy ETF
(c)
.... 5,687,184 766,134 (8,155,320) 2,408,313 (706,311) — — 102,450 —
iShares U.S. Infrastructure ETF . — 4,000,814 (64,656) (4,100) (28,995) 3,903,063 107,641 56,559 —
iShares U.S. Technology ETF .. — 9,042,860 (51,591) 2,502 (7,297) 8,986,474 120,640 17,574 —
iShares U.S. Treasury Bond ETF 34,208,322 19,646,347 (33,968,056) (6,245,059) (276,082) 13,365,472 588,269 477,404 —
$ (2,392,260) $ (65,606,720) $ 392,328,698 $ 9,243,012 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies .................................... $ 376,956,778 $ — $ — $ 376,956,778
Short-Term Securities
Money Market Funds ...................................... 848,962 — — 848,962
$ 377,805,740 $ — $ — $ 377,805,740
Investments valued at NAV
(a)
...................................... 14,522,958
$ —
$ 392,328,698
$ —
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Statement of Assets and Liabilities

December 31, 2022
2022
BlackRock Annual Report to Shareholders
8
See notes to financial statements.
BlackRock 60/40
Target Allocation
ETF V.I. Fund
ASSETS
Investments, at value — affiliated
(a) (b)
......................................................................................... $ 392,328,698
Receivables: –
Securities lending income — affiliated ...................................................................................... 12,133
Capital shares sold ................................................................................................... 11,916
Dividends — affiliated ................................................................................................. 3,663
Prepaid expenses ..................................................................................................... 1,592
Total assets .........................................................................................................
392,358,002
LIABILITIES
Collateral on securities loaned ............................................................................................. 14,563,644
Payables: –
Investments purchased ................................................................................................ 245,661
Capital shares redeemed ............................................................................................... 14,806
Distribution fees ..................................................................................................... 10,900
Investment advisory fees .............................................................................................. 48,499
Directors' and Officer's fees ............................................................................................. 7
Printing and postage fees .............................................................................................. 61,712
Professional fees .................................................................................................... 104,394
Transfer agent fees .................................................................................................. 306,640
Other accrued expenses ............................................................................................... 42,526
Total liabilities ........................................................................................................
15,398,789
NET ASSETS ........................................................................................................
$ 376,959,213
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 400,668,211
Accumulated loss ..................................................................................................... (23,708,998)
NET ASSETS ........................................................................................................
$ 376,959,213
(a)
  Investments, at cost — affiliated .......................................................................................... $ 413,995,600
(b)
  Securities loaned, at value — affiliated ..................................................................................... $ 14,175,973

Statement of Assets and Liabilities
(continued)
December 31, 2022
9
Financial Statements
See notes to financial statements.
BlackRock 60/40
Target Allocation
ETF V.I. Fund
NET ASSET VALUE
Class I
Net assets ..........................................................................................................
$ 322,847,079
Shares outstanding ...................................................................................................
27,619,820
Net asset value ......................................................................................................
$ 11.69
Shares authorized ....................................................................................................
100 million
Par value ..........................................................................................................
$ 0.10
Class III
Net assets ..........................................................................................................
$ 54,112,134
Shares outstanding ...................................................................................................
4,660,738
Net asset value ......................................................................................................
$ 11.61
Shares authorized ....................................................................................................
100 million
Par value ..........................................................................................................
$ 0.10

Statement of Operations

Year Ended December 31, 2022
2022
BlackRock Annual Report to Shareholders
10
See notes to financial statements.
BlackRock 60/40
Target Allocation
ETF V.I. Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 9,050,055
Securities lending income — affiliated — net ................................................................................. 192,957
Total investment income .................................................................................................
9,243,012
EXPENSES
Transfer agent — class specific .......................................................................................... 740,872
Investment advisory .................................................................................................. 551,116
Distribution — class specific ............................................................................................ 120,192
Accounting services .................................................................................................. 64,827
Professional ....................................................................................................... 59,176
Printing and postage ................................................................................................. 30,654
Custodian ......................................................................................................... 16,400
Directors and Officer ................................................................................................. 9,306
Transfer agent ...................................................................................................... 4,980
Miscellaneous ...................................................................................................... 6,794
Total expenses .......................................................................................................
1,604,317
Less: –
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (734,329)
Fees waived and/or reimbursed by the Manager ............................................................................... (51,716)
Total expenses after fees waived and/or reimbursed ..............................................................................
818,272
Net investment income ..................................................................................................
8,424,740
REALIZED AND UNREALIZED GAIN (LOSS) $ (67,998,981)
Net realized loss from investments - affiliated ................................................................................. (2,392,260)
Net change in unrealized depreciation on investments - affiliated .................................................................... (65,606,720)
Net realized and unrealized loss ............................................................................................
(67,998,980)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ (59,574,240)

Statements of Changes in Net Assets
11
Financial Statements
See notes to financial statements.
BlackRock 60/40 Target Allocation ETF
V.I. Fund
Year Ended 12/31/22 Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 8,424,740  $ 6,807,772
Net realized gain (loss) .............................................................................. (2,392,260) 26,055,881
Net change in unrealized appreciation (depreciation) .......................................................... (65,606,720) 2,837,532
Net increase (decrease) in net assets resulting from operations ..................................................... (59,574,240) 35,701,185
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ (7,056,187) (29,334,949)
  Class III ....................................................................................... (1,071,502) (3,806,065)
Decrease in net assets resulting from distributions to shareholders ................................................... (8,127,689) (33,141,014)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ................................................... 61,587,775  116,594,037
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (6,114,154) 119,154,208
Beginning of year .................................................................................... 383,073,367  263,919,159
End of year ........................................................................................
$ 376,959,213  $ 383,073,367
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders
12
BlackRock 60/40 Target Allocation ETF V.I. Fund
Class I
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
(a)
Year Ended
12/31/18
(a)
Net asset value, beginning of year ..................................
$ 14.03  $ 13.72  $ 12.17  $ 10.32  $ 11.13
Net investment income
(b)
........................................
0.29  0.31  0.22  0.28  0.33
Net realized and unrealized gain (loss) ...............................
(2.37) 1.33  1.57  1.93  (0.88)
Net increase (decrease) from investment operations ....................... (2.08) 1.64  1.79  2.21  (0.55)
Distributions
(c)
– – – – –
From net investment income .....................................
(0.26) (0.28) (0.21) (0.24) (0.11)
From net realized gain ..........................................
(0.00)
(d)
(1.05) (0.03) (0.12) (0.15)
Total distributions .............................................. (0.26) (1.33) (0.24) (0.36) (0.26)
Net asset value, end of year ...................................... $ 11.69  $ 14.03  $ 13.72  $ 12.17  $ 10.32
Total Return
(e)
— — — — —
Based on net asset value ......................................... (14.82)% 11.99% 14.67% 21.41% (4.94)%
Ratios to Average Net Assets
(f)
Total expenses ................................................
0.41% 0.46% 0.53% 0.57% 1.00%
(g)
Total expenses after fees waived and/or reimbursed .......................
0.19% 0.19% 0.19% 0.19% 0.37%
(g)
Net investment income ..........................................
2.32% 2.10% 1.78% 2.45% 3.01%
Supplemental Data
Net assets, end of year (000) ....................................... $ 322,847  $ 338,569  $ 243,296  $ 173,351  $ 117,502
Portfolio turnover rate ............................................ 57% 62% 89% 61% 54%
(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Includes reorganization costs associated with the Fund's reorganization.  Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.76%
and 0.37%, respectively.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
13
Financial Highlights
BlackRock 60/40 Target Allocation ETF V.I. Fund
Class III
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
(a)
Year Ended
12/31/18
(a)
Net asset value, beginning of year ..................................
$ 13.94  $ 13.65  $ 12.12  $ 10.28  $ 11.09
Net investment income
(b)
........................................
0.26  0.30  0.19  0.28  0.20
Net realized and unrealized gain (loss) ...............................
(2.36) 1.30  1.55  1.90  (0.77)
Net increase (decrease) from investment operations ....................... (2.10) 1.60  1.74  2.18  (0.57)
Distributions
(c)
– – – – –
From net investment income .....................................
(0.23) (0.26) (0.18) (0.22) (0.09)
From net realized gain ..........................................
(0.00)
(d)
(1.05) (0.03) (0.12) (0.15)
Total distributions .............................................. (0.23) (1.31) (0.21) (0.34) (0.24)
Net asset value, end of year ...................................... $ 11.61  $ 13.94  $ 13.65  $ 12.12  $ 10.28
Total Return
(e)
— — — — —
Based on net asset value ......................................... (15.04)% 11.70% 14.35% 21.22% (5.18)%
Ratios to Average Net Assets
(f)
Total expenses ................................................
0.63% 0.71% 0.77% 0.86% 1.38%
(g)
Total expenses after fees waived and/or reimbursed .......................
0.44% 0.44% 0.44% 0.44% 0.72%
(g)
Net investment income ..........................................
2.14% 2.05% 1.56% 2.38% 1.83%
Supplemental Data
Net assets, end of year (000) ....................................... $ 54,112  $ 44,504  $ 20,623  $ 11,094  $ 4,181
Portfolio turnover rate ............................................ 57% 62% 89% 61% 54%
(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Includes reorganization costs associated with the Fund's reorganization.  Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.14%
and 0.72%, respectively.
See notes to financial statements.

Notes to Financial Statements
2022
BlackRock Annual Report to Shareholders
14
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock 60/40 Target
Allocation ETF V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares.  Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
Basis of Consolidation: The accompanying financial statements of the Fund include the account of iShares
®
Dynamic Allocation V.I. Fund (Cayman) (the “Subsidiary”).
There were no assets in the Subsidiary during the period. Effective March 26, 2020, the Subsidiary, which was wholly-owned by the Fund, was dissolved. The Subsidiary enabled the Fund to hold commodity-related instruments and other derivatives and satisfy Regulated Investment Company (“RIC”) tax requirements.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.

Notes to Financial Statements
(continued)
15
Notes to Financial Statements
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2022, certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – affiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
16
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Prior to the dissolution of the Subsidiary, the Manager provided investment management and other services to the Subsidiary. The Manager did not receive separate compensation from the Subsidiary for providing investment management or administrative services. However, the Fund paid the Manager based on the Fund's net assets, which included the assets of the Subsidiary.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2022, the class specific distribution fees borne directly by Class III were $120,192.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations. For the year ended December 31, 2022 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 202 3 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not "interested persons" of the Company, as defined in the 1940 Act
("Independent Directors"), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Barclays Capital, Inc. .............................. $ 236,198 $ (236,198) $ — $ —
BMO Capital Markets Corp. .......................... 326,664 (326,664) — —
Credit Suisse Securities (USA) LLC .................... 6,275 (6,275) — —
Goldman Sachs & Co. LLC .......................... 9,878,579 (9,878,579) — —
J.P. Morgan Securities LLC .......................... 3,346,127 (3,346,127) — —
Jefferies LLC .................................... 382,130 (382,130) — —
$ 14,175,973 $ (14,175,973) $ — $ —
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.150%
$1 billion - $3 billion ..................................................................................................... 0.140
$3 billion - $5 billion ..................................................................................................... 0.135
Greater than $5 billion ................................................................................................... 0.130
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 653,222 $ 87,650 $ 740,872

Notes to Financial Statements
(continued)
17
Notes to Financial Statements
made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year  ended December 31, 2022 , the amount waived was $871.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund's assets invested in affiliated equity and fixed-income mutual funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days' notice by a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2022, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2022, the Manager waived and/or reimbursed investment advisory fees of $50,845, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees reimbursed by the Manager — class specific in the Statement of
Operations. For the year ended December 31, 2022, class specific expense waivers and/or reimbursements are as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2022, the Fund paid BIM $38,598 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2022, the Fund did not participate in the Interfund Lending Program.
Class I Class III
Expense Limitations .................................................................................. 0.19% 0.44%
Fund Name/Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
BlackRock 60/40 Target Allocation ETF V.I. Fund
Class I ....................................................................................................... $ 647,561
Class III ...................................................................................................... 86,768
$ 734,329

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
18
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the year ended December 31, 2022, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
6. PURCHASES AND SALES
For the year ended December 31, 2022, purchases and sales of investments, excluding short-term securities, were $270,679,919 and $208,438,781, respectively.
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
The tax character of distributions paid was as follows:
As of December 31, 2022, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the timing and recognition of partnership income.
As of December 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), are a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum,
(b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple
Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2022, the Fund did not borrow under the credit agreement.
Purchases ............................................................................................................... $ 87,219
Sales ................................................................................................................... 293,369
Net Realized Gain .......................................................................................................... 5,064
Fund Name
Year Ended
12/31/22
Year Ended
12/31/21
BlackRock 60/40 Target Allocation ETF V.I. Fund
Ordinary income ........................................................................................... $ 8,011,876 $ 15,861,092
Long-term capital gains ...................................................................................... 115,813 17,279,922
$ 8,127,689 $ 33,141,014
Fund Name
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
BlackRock 60/40 Target Allocation ETF V.I. Fund ...................................... $ 19,745 $ (2,010,091) $ (21,718,652) $ (23,708,998)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock 60/40 Target Allocation ETF V.I. Fund ............................ $ 414,520,858 $ 979,538 $ (23,171,698) $ (22,192,160)

Notes to Financial Statements
(continued)
19
Notes to Financial Statements
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen.
An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
20
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/22
Year Ended
12/31/21
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock 60/40 Target Allocation ETF V.I. Fund
Class I
Shares sold .............................................
4,903,380 $ 61,270,743 5,645,958 $ 82,247,507
Shares issued in reinvestment of distributions ........................
600,959 7,056,187 2,089,453 29,334,949
Shares redeemed .........................................
(2,017,741) (25,003,940) (1,328,972) (19,304,685)
3,486,598 $ 43,322,990 6,406,439 $ 92,277,771
Class III
Shares sold .............................................
2,688,971 $ 33,357,837 1,738,580 $ 25,316,966
Shares issued in reinvestment of distributions ........................
91,884 1,071,502 272,678 3,806,065
Shares redeemed .........................................
(1,312,403) (16,164,554) (329,345) (4,806,765)
1,468,452 $ 18,264,785 1,681,913 $ 24,316,266
4,955,050 $ 61,587,775 8,088,352 $ 116,594,037

Report of Independent Registered Public Accounting Firm
21
Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock 60/40 Target Allocation ETF V.I. Fund the Board of Directors of BlackRock Variable Series Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock 60/40 Target Allocation ETF V.I. Fund of BlackRock Variable Series Funds, Inc. (the
“Fund”), including the schedule of investments, as of December 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. The presented financial highlights were consolidated through December 31, 2019. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2022, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 14, 2023
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in this Report
2022
BlackRock Annual Report to Shareholders
22
Portfolio Abbreviation
EAFE Europe, Australasia and Far East
EM Emerging Markets
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
MBS Mortgage-Backed Securities
MSCI Morgan Stanley Capital International
S&P Standard & Poor's
TIPS Treasury Inflation Protected Securities
Currency Abbreviation
USD United States Dollar

December 31, 2022
Not FDIC Insured - May Lose Value - No Bank Guarantee
2022 Annual Report
BlackRock Variable Series Funds, Inc.
BlackRock Advantage Large Cap Core V.I. Fund

Fund Summary
as of December 31, 2022
2022
BlackRock Annual Report to Shareholders
2
BlackRock Advantage Large Cap Core V.I. Fund
Investment Objective
BlackRock Advantage Large Cap Core V.I. Fund’s (the “Fund”) investment objective is to seek high total investment return.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2022, the Fund underperformed its benchmark, the Russell 1000
®
Index.
What factors influenced performance?
Overall, market volatility continued throughout the period, with equities testing new lows amid inflationary pressures and concerns about monetary policy normalization. A relatively orderly market reaction to inflation figures reaching 40-year highs turned disorderly as Russia invaded Ukraine in February 2022. Commodity prices surged, adding to inflation fears, and China’s zero-COVID policy continued disrupting global supply chains. A persistent yield curve inversion throughout the period reflected investor beliefs that central banks were late to respond to rising prices and raised concerns about future economic growth. The inflation picture evolved as the period progressed, with rises in goods prices moderating while services price increases accelerated. This led to tightness in labor markets, which was a key focus of the Fed, and the Fed’s 75-basis-point interest rate hike in June 2022 put added pressure on risk assets.
Despite this, stock markets staged a bear market rally during the summer of 2022, as investors interpreted softening economic data as an indication that policymakers would make a dovish pivot on monetary policy. This view proved premature, as central banks reaffirmed their focus on fighting inflation and the Fed made four consecutive rate hikes of 75 basis points. The rapid pace of rate increases prompted a September 2022 selloff, but as signs of peak inflation emerged alongside a robust earnings season, markets recovered in October and November, only partially reversing those gains in December.
This capped a challenging year for financial markets, with both stocks and bonds posting negative returns for only the third calendar year since 1926. Market leadership remained largely intact, with value stocks outperforming into period-end. Energy and materials stocks initially led this trend before shifting to more defensive stocks as hawkish rhetoric from policymakers and softening economic data escalated concerns about a potential recession.
Fundamental measures mainly drove the Fund’s underperformance, particularly struggling during the first half of the period. More growth-flavored measures such as those looking at company culture and employee benefits were the largest detractors, given the prevailing market preference for value styles. Also, an insight looking at company-
specific performance indicators dragged on performance.
Macro thematic measures also detracted. Notably, insights that identify industries likely to benefit from central bank policy normalization declined, as they struggled against the changing market environment. Additionally, measures capturing industry news sentiment struggled as they motivated an unsuccessful underweight to materials stocks at times when the sector performed well. Select faster-moving insights, such as those analyzing conference calls to forecast changes in company fundamentals, also proved wrong-footed within the financials sector in the volatile rate environment.
Despite the Fund’s underperformance, stock selection from sentiment measures tracking the positioning and views of informed investors provided ballast. These insights correctly captured the evolving backdrop seen during the period. Specifically, looking at bond investor positioning was broadly additive in fighting against the sharp rate-hiking cycle.
Furthermore, traditional fundamental valuation insights also were strong contributors, largely in the first and fourth quarters, because of prevailing market style preferences.
Measures looking at company sales and earnings yields did best among consumer discretionary stocks. Lastly, stability-related fundamental insights favoring lower-risk stocks alongside measures evaluating internal financing capacity also added to performance.
Describe recent portfolio activity.
The Fund maintained a balanced allocation of risk across all major drivers of return during the period. However, there were several new stock selection insights added to the Fund. The Fund built upon its existing alternative data capabilities with enhanced data sets to capture informed investor positioning and identify emerging trends, such as sentiment surrounding supply chain disruptions, wage inflation, and business sensitivity to the invasion of Ukraine. Additionally, the Fund added macro thematic insights using historical observations of stagflation and policy normalization to motivate top-down positioning. Further, within consumer intent insights, the Fund added a measure that looks at social media activity as a measure of potential revenue growth.
Describe portfolio positioning at period end.
Relative to the Russell 1000
®
Index, the Fund’s positioning remained largely sector-neutral. The Fund had slight overweight positions in the healthcare sector, notably within the life sciences tools & services industry, as well as in consumer staples stocks. The Fund maintained slight underweight positions in the consumer discretionary sector, particularly among leisure stocks, as well as in the communication services sector.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2022 (continued)
3
Fund Summary
BlackRock Advantage Large Cap Core V.I. Fund
GROWTH OF $10,000 INVESTMENT
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
(a)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance related fees and expenses.
(b)
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap equity securities and derivatives that have similar economic characteristics to such securities. The Fund’s total returns prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name “BlackRock Large Cap Core V.I. Fund”.
(c)
An index that measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000
®
Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 93% of the U.S. market.
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)
.............................................................................. (19.99)% 8.51% 11.87%
Class II
(b)
............................................................................. (20.17) 8.32 11.67
Class III
(b)
............................................................................. (20.16) 8.22 11.56
Russell 1000
®
Index ..................................................................... (19.13) 9.13 12.37
(a)
For a portion of the period, the Fund’s investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.
(b)
Average annual total returns are based on changes in net asset value ("NAV") for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns. The Fund’ s total returns prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name "BlackRock Large Cap Core V.I. Fund".
Actual H ypothetical 5% Re turn
Beginning
Account Value
(07/01/22)
Ending
Account Value
(12/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(07/01/22)
Ending
Account Value
(12/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,020.40 $ 3.06 $ 1,000.00 $ 1,022.18 $ 3.06 0.60%
Class II .................................. 1,000.00 1,019.00 3.92 1,000.00 1,021.32 3.92 0.77
Class III .................................. 1,000.00 1,019.10 4.43 1,000.00 1,020.82 4.43 0.87

Fund Summary
as of December 31, 2022 (continued)
2022
BlackRock Annual Report to Shareholders
4
BlackRock Advantage Large Cap Core V.I. Fund
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
SECTOR ALLOCATION
Sector
(a)
Percent of
Net Assets
Information Technology .............................. 25.1%
Health Care ..................................... 16.3
Financials ....................................... 11.4
Industrials ....................................... 9.6
Consumer Discretionary ............................. 9.0
Consumer Staples ................................. 7.2
Communication Services ............................. 6.1
Energy ......................................... 5.4
Real Estate ...................................... 3.5
Materials ....................................... 2.7
Utilities ......................................... 2.5
Short-Term Securities ............................... 1.8
Liabilities in Excess of Other Assets ..................... (0.6)
(a)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Disclosure of Expenses
5
Disclosure of Expenses / Derivative Financial Instruments
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the
Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.  The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2022
BlackRock Annual Report to Shareholders
BlackRock Advantage Large Cap Core V.I. Fund
6
(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2022
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.4%
Curtiss-Wright Corp. ................. 862 $ 143,945
General Dynamics Corp. .............. 4,269 1,059,182
HEICO Corp. ..................... 942 144,729
Lockheed Martin Corp. ............... 4,423 2,151,745
Northrop Grumman Corp. ............. 206 112,396
Textron, Inc. ...................... 2,948 208,718
3,820,715
Air Freight & Logistics — 0.5%
United Parcel Service, Inc., Class B ...... 4,271 742,471
Auto Components — 0.5%
Aptiv plc
(a)
........................ 1,106 103,002
BorgWarner, Inc. ................... 4,443 178,831
Lear Corp. ....................... 4,323 536,138
817,971
Automobiles — 0.8%
Tesla, Inc.
(a)
....................... 11,112 1,368,776
Banks — 2.4%
Bank of America Corp. ............... 32,566 1,078,586
Citigroup, Inc. ..................... 10,187 460,758
East West Bancorp, Inc. .............. 499 32,884
Huntington Bancshares, Inc. ........... 1,974 27,833
KeyCorp ......................... 17,974 313,107
PNC Financial Services Group, Inc. (The) .. 353 55,753
SVB Financial Group
(a)
............... 469 107,936
US Bancorp ...................... 19,544 852,314
Wells Fargo & Co. .................. 23,751 980,679
3,909,850
Beverages — 2.0%
Brown-Forman Corp., Class B .......... 4,804 315,527
Coca-Cola Europacific Partners plc ....... 1,571 86,908
PepsiCo, Inc. ..................... 15,866 2,866,351
3,268,786
Biotechnology — 2.1%
AbbVie, Inc. ...................... 2,220 358,774
Amgen, Inc. ...................... 5,413 1,421,670
Biogen, Inc.
(a)
..................... 383 106,060
BioMarin Pharmaceutical, Inc.
(a)
......... 2,450 253,551
Blueprint Medicines Corp.
(a)
............ 3,701 162,141
Exact Sciences Corp.
(a)
............... 6,372 315,478
Exelixis, Inc.
(a)
..................... 3,235 51,889
Gilead Sciences, Inc. ................ 2,567 220,377
Horizon Therapeutics plc
(a)
............ 818 93,089
Novavax, Inc.
(a)(b)
................... 2,650 27,242
Seagen, Inc.
(a)
..................... 2,171 278,995
Ultragenyx Pharmaceutical, Inc.
(a)
........ 2,949 136,627
3,425,893
Building Products — 0.2%
Builders FirstSource, Inc.
(a)
............ 1,288 83,566
Johnson Controls International plc ....... 1,770 113,280
Trane Technologies plc ............... 704 118,335
315,181
Capital Markets — 1.7%
Bank of New York Mellon Corp. (The) ..... 21,250 967,300
Carlyle Group, Inc. (The) .............. 10,503 313,410
Cboe Global Markets, Inc. ............. 5,009 628,479
CME Group, Inc., Class A ............. 4,064 683,402
LPL Financial Holdings, Inc. ............ 722 156,075
2,748,666
Security
Shares
Shares Value
Chemicals — 2.2%
Corteva, Inc. ...................... 14,999 $ 881,641
Ecolab, Inc. ...................... 9,131 1,329,108
FMC Corp. ....................... 3,845 479,856
Linde plc ........................ 1,316 429,253
Sherwin-Williams Co. (The) ............ 1,720 408,208
Valvoline, Inc. ..................... 505 16,488
3,544,554
Commercial Services & Supplies — 0.3%
Cintas Corp. ...................... 429 193,745
Republic Services, Inc. ............... 241 31,087
Tetra Tech, Inc. .................... 1,660 241,015
465,847
Communications Equipment — 0.3%
Juniper Networks, Inc. ............... 17,757 567,514
Construction & Engineering — 0.4%
AECOM ......................... 7,045 598,332
Consumer Finance — 2.3%
Ally Financial, Inc. .................. 7,147 174,744
American Express Co. ............... 14,845 2,193,349
Capital One Financial Corp. ............ 5,631 523,458
Discover Financial Services ............ 5,130 501,868
Synchrony Financial ................. 8,160 268,137
3,661,556
Distributors — 0.0%
Genuine Parts Co. .................. 496 86,061
Diversified Consumer Services — 0.0%
H&R Block, Inc.
(b)
................... 1,761 64,294
Diversified Financial Services — 1.5%
Berkshire Hathaway, Inc., Class B
(a)
...... 4,517 1,395,301
Voya Financial, Inc. ................. 17,260 1,061,318
2,456,619
Diversified Telecommunication Services — 0.2%
Verizon Communications, Inc. .......... 7,187 283,168
Electric Utilities — 0.3%
Evergy, Inc. ....................... 8,429 530,437
NRG Energy, Inc. ................... 1,351 42,989
573,426
Electrical Equipment — 0.6%
Eaton Corp. plc .................... 5,940 932,283
Electronic Equipment, Instruments & Components — 1.2%
Flex Ltd.
(a)
........................ 79,339 1,702,615
TD SYNNEX Corp.
(b)
................ 1,204 114,031
TE Connectivity Ltd. ................. 573 65,780
1,882,426
Energy Equipment & Services — 0.8%
Halliburton Co. .................... 18,415 724,630
Patterson-UTI Energy, Inc. ............ 7,203 121,299
Schlumberger Ltd. .................. 8,331 445,375
1,291,304
Entertainment — 0.3%
(a)
Live Nation Entertainment, Inc. .......... 4,605 321,153
Spotify Technology SA ............... 2,320 183,164
Warner Bros Discovery, Inc. ............ 3,648 34,583
538,900

BlackRock Advantage Large Cap Core V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) — 3.6%
Brixmor Property Group, Inc. ........... 879 $ 19,927
Crown Castle, Inc. .................. 752 102,001
Equity Residential .................. 24,220 1,428,980
Essex Property Trust, Inc. ............. 5,137 1,088,633
Lamar Advertising Co., Class A ......... 653 61,643
Prologis, Inc. ...................... 11,201 1,262,689
SBA Communications Corp., Class A ...... 1,074 301,053
Simon Property Group, Inc. ............ 12,846 1,509,148
5,774,074
Food & Staples Retailing — 1.0%
Costco Wholesale Corp. .............. 910 415,415
Kroger Co. (The) ................... 14,753 657,689
Walmart, Inc. ...................... 3,729 528,735
1,601,839
Food Products — 1.9%
Archer-Daniels-Midland Co. ............ 1,280 118,848
Hershey Co. (The) .................. 6,744 1,561,708
Kellogg Co. ....................... 360 25,646
Mondelez International, Inc., Class A ...... 5,995 399,567
Tyson Foods, Inc., Class A ............ 16,666 1,037,459
3,143,228
Health Care Equipment & Supplies — 2.7%
Abbott Laboratories ................. 6,030 662,034
Becton Dickinson and Co. ............. 7,752 1,971,334
Boston Scientific Corp.
(a)
.............. 13,139 607,941
Edwards Lifesciences Corp.
(a)
.......... 2,062 153,846
IDEXX Laboratories, Inc.
(a)
............. 339 138,298
Medtronic plc ..................... 11,601 901,630
4,435,083
Health Care Providers & Services — 4.3%
AmerisourceBergen Corp. ............. 4,954 820,927
Cigna Corp. ...................... 6,805 2,254,769
CVS Health Corp. .................. 7,748 722,036
Elevance Health, Inc. ................ 2,636 1,352,189
Humana, Inc. ..................... 40 20,487
UnitedHealth Group, Inc. .............. 3,532 1,872,596
7,043,004
Health Care Technology — 0.5%
(a)
Teladoc Health, Inc.
(b)
................ 19,238 454,979
Veeva Systems, Inc., Class A ........... 2,342 377,952
832,931
Hotels, Restaurants & Leisure — 1.0%
Caesars Entertainment, Inc.
(a)
.......... 1,831 76,170
Domino's Pizza, Inc. ................. 292 101,149
Hilton Grand Vacations, Inc.
(a)
.......... 549 21,158
McDonald's Corp. .................. 259 68,254
Starbucks Corp. .................... 1,671 165,763
Travel + Leisure Co. ................. 34,140 1,242,696
1,675,190
Household Durables — 0.4%
TopBuild Corp.
(a)
................... 1,298 203,124
Whirlpool Corp. .................... 3,160 447,014
650,138
Household Products — 2.3%
Colgate-Palmolive Co. ............... 27,239 2,146,161
Procter & Gamble Co. (The) ........... 10,136 1,536,212
3,682,373
Security
Shares
Shares Value
Independent Power and Renewable Electricity Producers — 0.4%
Clearway Energy, Inc., Class C ......... 342 $ 10,899
Vistra Corp. ...................... 27,218 631,458
642,357
Insurance — 3.5%
Allstate Corp. (The) ................. 2,215 300,354
American Financial Group, Inc. ......... 298 40,910
Hartford Financial Services Group, Inc. (The) 6,086 461,501
Marsh & McLennan Cos., Inc. .......... 12,168 2,013,561
MetLife, Inc. ...................... 27,317 1,976,931
Travelers Cos., Inc. (The) ............. 4,588 860,204
WR Berkley Corp. .................. 599 43,469
5,696,930
Interactive Media & Services — 4.0%
(a)
Alphabet, Inc., Class A ............... 33,261 2,934,618
Alphabet, Inc., Class C ............... 24,131 2,141,144
Meta Platforms, Inc., Class A ........... 9,460 1,138,416
Snap, Inc., Class A .................. 26,389 236,182
6,450,360
Internet & Direct Marketing Retail — 2.8%
Amazon.com, Inc.
(a)
................. 42,148 3,540,432
eBay, Inc. ........................ 24,552 1,018,171
MercadoLibre, Inc.
(a)
................. 33 27,926
4,586,529
IT Services — 4.0%
Accenture plc, Class A ............... 2,135 569,703
Automatic Data Processing, Inc. ......... 3,889 928,927
Cognizant Technology Solutions Corp., Class A 15,107 863,969
Gartner, Inc.
(a)
..................... 970 326,056
Mastercard, Inc., Class A .............. 3,967 1,379,445
PayPal Holdings, Inc.
(a)
............... 15,008 1,068,870
Twilio, Inc., Class A
(a)
................ 1,314 64,333
Visa, Inc., Class A .................. 6,171 1,282,087
6,483,390
Life Sciences Tools & Services — 3.2%
Agilent Technologies, Inc. ............. 9,330 1,396,234
Danaher Corp. .................... 6,228 1,653,036
Mettler-Toledo International, Inc.
(a)
....... 70 101,181
PerkinElmer, Inc. ................... 566 79,365
Thermo Fisher Scientific, Inc. ........... 3,413 1,879,505
West Pharmaceutical Services, Inc. ...... 197 46,364
5,155,685
Machinery — 4.0%
Deere & Co. ...................... 4,331 1,856,959
Illinois Tool Works, Inc. ............... 2,891 636,887
PACCAR, Inc. ..................... 7,243 716,840
Snap-on, Inc.
(b)
.................... 3,722 850,440
Timken Co. (The) ................... 16,782 1,185,984
Xylem, Inc. ....................... 11,270 1,246,124
6,493,234
Media — 1.7%
Comcast Corp., Class A .............. 24,773 866,312
Fox Corp., Class A .................. 60,221 1,828,912
Fox Corp., Class B .................. 750 21,337
2,716,561
Metals & Mining — 0.5%
Newmont Corp. .................... 7,717 364,242
Reliance Steel & Aluminum Co. ......... 644 130,371
Steel Dynamics, Inc. ................. 3,048 297,790
792,403

2022
BlackRock Annual Report to Shareholders
BlackRock Advantage Large Cap Core V.I. Fund
8
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Shares
Shares Value
Multiline Retail — 0.2%
Target Corp. ...................... 1,935 $ 288,392
Multi-Utilities — 1.7%
CMS Energy Corp. .................. 14,229 901,122
DTE Energy Co. ................... 16,156 1,898,815
2,799,937
Oil, Gas & Consumable Fuels — 4.6%
Chevron Corp. ..................... 14,799 2,656,272
ConocoPhillips .................... 847 99,946
EOG Resources, Inc. ................ 6,979 903,920
Exxon Mobil Corp. .................. 21,983 2,424,725
Marathon Petroleum Corp. ............ 10,462 1,217,672
Valero Energy Corp. ................. 1,389 176,209
7,478,744
Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co. .............. 2,271 163,398
Eli Lilly & Co. ..................... 5,133 1,877,857
Johnson & Johnson ................. 8,657 1,529,259
Merck & Co., Inc. ................... 8,707 966,042
Pfizer, Inc. ....................... 18,806 963,619
5,500,175
Professional Services — 0.1%
KBR, Inc. ........................ 1,765 93,192
Road & Rail — 0.9%
CSX Corp. ....................... 21,134 654,731
Lyft, Inc., Class A
(a)
.................. 7,667 84,490
Ryder System, Inc. .................. 227 18,971
Schneider National, Inc., Class B ........ 5,390 126,126
Uber Technologies, Inc.
(a)
............. 16,361 404,608
Union Pacific Corp. ................. 630 130,454
1,419,380
Semiconductors & Semiconductor Equipment — 4.4%
Advanced Micro Devices, Inc.
(a)
......... 406 26,297
Analog Devices, Inc. ................. 13,473 2,209,976
Applied Materials, Inc. ............... 3,336 324,860
Enphase Energy, Inc.
(a)
............... 920 243,763
Intel Corp. ....................... 39,066 1,032,514
KLA Corp. ........................ 968 364,965
Lam Research Corp. ................ 1,291 542,607
Lattice Semiconductor Corp.
(a)
.......... 2,335 151,495
NVIDIA Corp. ..................... 8,427 1,231,522
NXP Semiconductors NV ............. 1,047 165,457
QUALCOMM, Inc. .................. 4,520 496,929
Semtech Corp.
(a)
................... 1,888 54,167
Silicon Laboratories, Inc.
(a)
............. 1,986 269,441
7,113,993
Software — 9.4%
Adobe, Inc.
(a)
...................... 3,376 1,136,125
Autodesk, Inc.
(a)
.................... 723 135,107
Bill.com Holdings, Inc.
(a)
.............. 1,592 173,464
Box, Inc., Class A
(a)
................. 5,145 160,164
Cadence Design Systems, Inc.
(a)
........ 910 146,182
DocuSign, Inc.
(a)
................... 1,667 92,385
Fortinet, Inc.
(a)
..................... 1,179 57,641
HubSpot, Inc.
(a)
.................... 658 190,248
Intuit, Inc. ........................ 1,449 563,980
Manhattan Associates, Inc.
(a)
........... 431 52,323
Microsoft Corp. .................... 37,947 9,100,450
Palo Alto Networks, Inc.
(a)
............. 1,105 154,192
Paycom Software, Inc.
(a)
.............. 156 48,408
Paylocity Holding Corp.
(a)
............. 670 130,154
Rapid7, Inc.
(a)
..................... 3,183 108,158
Security
Shares
Shares Value
Software (continued)
RingCentral, Inc., Class A
(a)
............ 2,803 $ 99,226
Salesforce, Inc.
(a)
................... 9,211 1,221,287
ServiceNow, Inc.
(a)
.................. 2,125 825,074
VMware, Inc., Class A
(a)
.............. 939 115,272
Workday, Inc., Class A
(a)
.............. 3,278 548,508
Zscaler, Inc.
(a)
..................... 1,112 124,433
15,182,781
Specialty Retail — 2.6%
AutoNation, Inc.
(a)
................... 972 104,296
AutoZone, Inc.
(a)
................... 30 73,985
Best Buy Co., Inc. .................. 3,414 273,837
Home Depot, Inc. (The) .............. 6,867 2,169,011
Lowe's Cos., Inc. ................... 5,943 1,184,083
Penske Automotive Group, Inc.
(b)
........ 311 35,743
Ulta Beauty, Inc.
(a)
.................. 882 413,720
4,254,675
Technology Hardware, Storage & Peripherals — 5.9%
Apple, Inc. ....................... 63,685 8,274,592
Dell Technologies, Inc., Class C ......... 4,552 183,081
Hewlett Packard Enterprise Co. ......... 61,187 976,545
HP, Inc. ......................... 3,712 99,741
9,533,959
Textiles, Apparel & Luxury Goods — 0.5%
Deckers Outdoor Corp.
(a)
.............. 238 95,000
Lululemon Athletica, Inc.
(a)
............. 2,076 665,109
Ralph Lauren Corp., Class A
(b)
.......... 464 49,031
809,140
Trading Companies & Distributors — 0.4%
WW Grainger, Inc. .................. 1,298 722,012
Total Long-Term Investments — 98.9%
(Cost: $167,514,476) ............................. 160,416,282
Short-Term Securities
Money Market Funds — 1.7%
(c)(d)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.03% ................... 1,988,821 1,988,821
SL Liquidity Series, LLC, Money Market Series,
4.49%
(e)
....................... 852,213 852,127
Total Short-Term Securities — 1.7%
(Cost: $2,840,863) .............................. 2,840,948
Total Investments — 100.6%
(Cost: $170,355,339 ) ............................. 163,257,230
Liabilities in Excess of Other Assets — (0.6)% ............ (1,034,570)
Net Assets — 100.0% ..............................
$ 162,222,660

BlackRock Advantage Large Cap Core V.I. Fund
Schedule of Investments
9
Schedule of Investments
(continued)
December 31, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/21
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/22
Shares
Held at
12/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 2,529,816 $ — $ (540,995)
(a)
$ — $ — $ 1,988,821 1,988,821 $ 29,087 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 5,511,369 — (4,654,682)
(a)
(4,645) 85 852,127 852,213 13,321
(b)
—
$ (4,645) $ 85 $ 2,840,948 $ 42,408 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2022
BlackRock Annual Report to Shareholders
BlackRock Advantage Large Cap Core V.I. Fund
10
Schedule of Investments
(continued)
December 31, 2022
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ...................................................... 9 03/17/23 $ 1,737 $ (54,459)
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 54,459 $ — $ — $ — $ 54,459
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended December 31, 2022, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (340,801) $ — $ — $ — $ (340,801)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (89,142) $ — $ — $ — $ (89,142)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,820,578

BlackRock Advantage Large Cap Core V.I. Fund
Schedule of Investments
11
Schedule of Investments
(continued)
December 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 160,416,282 $ — $ — $ 160,416,282
Short-Term Securities
Money Market Funds ...................................... 1,988,821 — — 1,988,821
$ 162,405,103 $ — $ — $ 162,405,103
Investments valued at NAV
(a)
...................................... 852,127
$ —
$ 163,257,230
$ —
Derivative Financial Instruments
(b)
Liabilities
Equity contracts ........................................... $ (54,459) $ — $ — $ (54,459)
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities

December 31, 2022
2022
BlackRock Annual Report to Shareholders
12
BlackRock
Advantage Large
Cap Core V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 160,416,282
Investments, at value — affiliated
(c)
.......................................................................................... 2,840,948
Cash pledged: –
Futures contracts .................................................................................................... 97,000
Receivables: –
Investments sold .................................................................................................... 746,236
Securities lending income — affiliated ...................................................................................... 702
Capital shares sold ................................................................................................... 854
Dividends — unaffiliated ............................................................................................... 197,809
Dividends — affiliated ................................................................................................. 6,150
Prepaid expenses ..................................................................................................... 2,568
Total assets .........................................................................................................
164,308,549
LIABILITIES
Collateral on securities loaned ............................................................................................. 867,893
Payables: –
Investments purchased ................................................................................................ 723,573
Capital shares redeemed ............................................................................................... 137,004
Distribution fees ..................................................................................................... 4,754
Investment advisory fees .............................................................................................. 70,410
Directors' and Officer's fees ............................................................................................. 111
Professional fees .................................................................................................... 49,363
Transfer agent fees .................................................................................................. 128,060
Variation margin on futures contracts ....................................................................................... 4,918
Other accrued expenses ............................................................................................... 99,803
Total liabilities ........................................................................................................
2,085,889
NET ASSETS ........................................................................................................
$ 162,222,660
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 179,140,029
Accumulated loss ..................................................................................................... (16,917,369)
NET ASSETS ........................................................................................................
$ 162,222,660
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 167,514,476
(b)
  Securities loaned, at value .............................................................................................. $ 823,844
(c)
  Investments, at cost — affiliated .......................................................................................... $ 2,840,863
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2022
13
Financial Statements
See notes to financial statements.
BlackRock
Advantage Large
Cap Core V.I.
Fund
NET ASSET VALUE
Class I
Net assets ..........................................................................................................
$ 144,436,959
Shares outstanding ...................................................................................................
8,766,487
Net asset value ......................................................................................................
$ 16.48
Shares authorized ....................................................................................................
200 million
Par value ..........................................................................................................
$ 0.10
Class II
Net assets ..........................................................................................................
$ 3,463,603
Shares outstanding ...................................................................................................
209,476
Net asset value ......................................................................................................
$ 16.53
Shares authorized ....................................................................................................
100 million
Par value ..........................................................................................................
$ 0.10
Class III
Net assets ..........................................................................................................
$ 14,322,098
Shares outstanding ...................................................................................................
809,685
Net asset value ......................................................................................................
$ 17.69
Shares authorized ....................................................................................................
100 million
Par value ..........................................................................................................
$ 0.10

Statement of Operations

Year Ended December 31, 2022
2022
BlackRock Annual Report to Shareholders
14
See notes to financial statements.
BlackRock
Advantage Large
Cap Core V.I.
Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 2,937,461
Dividends — affiliated ................................................................................................. 29,087
Securities lending income — affiliated — net ................................................................................. 13,321
Foreign taxes withheld ................................................................................................ (204)
Total investment income .................................................................................................
2,979,665
EXPENSES
Investment advisory .................................................................................................. 908,872
Transfer agent — class specific .......................................................................................... 339,136
Professional ....................................................................................................... 70,951
Accounting services .................................................................................................. 55,667
Distribution — class specific ............................................................................................ 43,298
Custodian ......................................................................................................... 33,382
Directors and Officer ................................................................................................. 8,162
Transfer agent ...................................................................................................... 5,000
Miscellaneous ...................................................................................................... 5,113
Total expenses .......................................................................................................
1,469,581
Less: –
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (252,923)
Fees waived and/or reimbursed by the Manager ............................................................................... (1,182)
Total expenses after fees waived and/or reimbursed ..............................................................................
1,215,476
Net investment income ..................................................................................................
1,764,189
REALIZED AND UNREALIZED GAIN (LOSS) $ (45,648,711)
Net realized loss from: $ –
Investments — unaffiliated ........................................................................................... (9,410,171)
Investments — affiliated ............................................................................................. (4,645)
Foreign currency transactions ......................................................................................... (81)
Futures contracts .................................................................................................. (340,801)
A
(9,755,698)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... (35,803,956)
Investments — affiliated ............................................................................................. 85
Futures contracts .................................................................................................. (89,142)
A
(35,893,013)
Net realized and unrealized loss ............................................................................................
(45,648,711)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ (43,884,522)

Statements of Changes in Net Assets
15
Financial Statements
See notes to financial statements.
BlackRock Advantage Large Cap Core
V.I. Fund
Year Ended 12/31/22 Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 1,764,189  $ 2,727,973
Net realized gain (loss) .............................................................................. (9,755,698) 170,787,922
Net change in unrealized appreciation (depreciation) .......................................................... (35,893,013) (58,421,936)
Net increase (decrease) in net assets resulting from operations ..................................................... (43,884,522) 115,093,959
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ (4,014,177) (91,723,528)
  Class II ....................................................................................... (90,421) (2,141,528)
  Class III ....................................................................................... (319,351) (15,178,144)
Decrease in net assets resulting from distributions to shareholders ................................................... (4,423,949) (109,043,200)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (13,609,944) (274,442,101)
NET ASSETS
Total decrease in net assets ............................................................................ (61,918,415) (268,391,342)
Beginning of year .................................................................................... 224,141,075  492,532,417
End of year ........................................................................................
$ 162,222,660  $ 224,141,075
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders
16
BlackRock Advantage Large Cap Core V.I. Fund
Class I
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of year ................................
$ 21.17  $ 29.89  $ 27.48  $ 22.80  $ 28.45
Net investment income
(a)
......................................
0.18  0.25  0.31  0.38  0.42
(b)
Net realized and unrealized gain (loss) .............................
(4.42) 7.78  5.04  6.20  (1.90)
Net increase (decrease) from investment operations ..................... (4.24) 8.03  5.35  6.58  (1.48)
Distributions
(c)
– – – – –
From net investment income ...................................
(0.17) (0.51) (0.33) (0.39) (0.44)
From net realized gain ........................................
(0.28) (16.24) (2.61) (1.51) (3.73)
Total distributions ............................................ (0.45) (16.75) (2.94) (1.90) (4.17)
Net asset value, end of year .................................... $ 16.48  $ 21.17  $ 29.89  $ 27.48  $ 22.80
Total Return
(d)
— — — — —
Based on net asset value ....................................... (19.99)% 28.44% 19.80% 28.92% (5.22)%
Ratios to Average Net Assets
(e)
Total expenses ..............................................
0.80% 0.71% 0.71% 0.72% 0.74%
Total expenses after fees waived and/or reimbursed .....................
0.65% 0.56% 0.56% 0.57% 0.58%
Net investment income ........................................
0.99% 0.76% 1.12% 1.43% 1.45%
(b)
Supplemental Data
Net assets, end of year (000) ..................................... $ 144,437  $ 203,609  $ 177,977  $ 169,743  $ 152,717
Portfolio turnover rate .......................................... 117% 116%
(f)
121% 129% 149%
(a)
Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets includes $0.02 per share and 0.06%, respectively, resulting from a non-recurring dividend.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
17
Financial Highlights
BlackRock Advantage Large Cap Core V.I. Fund
Class II
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of year ................................
$ 21.24  $ 29.95  $ 27.51  $ 22.83  $ 28.47
Net investment income
(a)
......................................
0.15  0.19  0.26  0.34  0.37
(b)
Net realized and unrealized gain (loss) .............................
(4.44) 7.79  5.06  6.19  (1.89)
Net increase (decrease) from investment operations ..................... (4.29) 7.98  5.32  6.53  (1.52)
Distributions
(c)
– – – – –
From net investment income ...................................
(0.14) (0.45) (0.27) (0.34) (0.39)
From net realized gain ........................................
(0.28) (16.24) (2.61) (1.51) (3.73)
Total distributions ............................................ (0.42) (16.69) (2.88) (1.85) (4.12)
Net asset value, end of year .................................... $ 16.53  $ 21.24  $ 29.95  $ 27.51  $ 22.83
Total Return
(d)
— — — — —
Based on net asset value ....................................... (20.17)% 28.20% 19.66% 28.67% (5.37)%
Ratios to Average Net Assets
(e)
Total expenses ..............................................
0.95% 0.86% 0.86% 0.87% 0.89%
Total expenses after fees waived and/or reimbursed .....................
0.82% 0.73% 0.73% 0.74% 0.75%
Net investment income ........................................
0.82% 0.59% 0.96% 1.26% 1.28%
(b)
Supplemental Data
Net assets, end of year (000) ..................................... $ 3,464  $ 4,570  $ 3,771  $ 4,986  $ 4,390
Portfolio turnover rate .......................................... 117% 116%
(f)
121% 129% 149%
(a)
Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets includes $0.02 per share and 0.06%, respectively, resulting from a non-recurring dividend.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders
18
BlackRock Advantage Large Cap Core V.I. Fund
Class III
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of year ................................
$ 22.68  $ 29.58  $ 27.22  $ 22.60  $ 28.23
Net investment income
(a)
......................................
0.15  0.15  0.23  0.30  0.34
(b)
Net realized and unrealized gain (loss) .............................
(4.73) 7.73  4.99  6.14  (1.89)
Net increase (decrease) from investment operations ..................... (4.58) 7.88  5.22  6.44  (1.55)
Distributions
(c)
– – – – –
From net investment income ...................................
(0.13) (0.02) (0.25) (0.31) (0.35)
From net realized gain ........................................
(0.28) (14.76) (2.61) (1.51) (3.73)
Total distributions ............................................ (0.41) (14.78) (2.86) (1.82) (4.08)
Net asset value, end of year .................................... $ 17.69  $ 22.68  $ 29.58  $ 27.22  $ 22.60
Total Return
(d)
— — — — —
Based on net asset value ....................................... (20.16)% 28.06% 19.50% 28.56% (5.51)%
Ratios to Average Net Assets
(e)
Total expenses ..............................................
0.87% 0.95% 0.96% 0.97% 0.99%
Total expenses after fees waived and/or reimbursed .....................
0.86% 0.83% 0.84% 0.85% 0.86%
Net investment income ........................................
0.79% 0.46% 0.83% 1.15% 1.17%
(b)
Supplemental Data
Net assets, end of year (000) ..................................... $ 14,322  $ 15,962  $ 310,785  $ 309,530  $ 278,913
Portfolio turnover rate .......................................... 117% 116%
(f)
121% 129% 149%
(a)
Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets includes $0.02 per share and 0.06%, respectively, resulting from a non-recurring dividend.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.

Notes to Financial Statements
19
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Advantage
Large Cap Core V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I, Class II and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class II and Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2022 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
20
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2022, certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive

Notes to Financial Statements
(continued)
21
Notes to Financial Statements
interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Barclays Capital, Inc. .............................. $ 37,032 $ (37,032) $ — $ —
Goldman Sachs & Co. LLC .......................... 322,407 (322,407) — —
J.P. Morgan Securities LLC .......................... 13,991 (13,991) — —
Jefferies LLC .................................... 450,414 (450,414) — —
$ 823,844 $ (823,844) $ — $ —
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
22
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Distribution Fees:  The Company, on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2022, the following table shows the class specific distribution fees borne directly by each share class of the Fund:
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations. For the year ended December 31, 2022 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 202 3 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year  ended December 31, 2022 , the amount waived was $1,182.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2022, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
Average Daily Net Assets
Investment
Advisory Fees
First $250 million ....................................................................................................... 0.500%
$250 million - $300 million ................................................................................................. 0.450
$300 million - $400 million ................................................................................................. 0.425
Greater than $400 million ................................................................................................. 0.400
Share Class Distribution Fees
Class II ............................................................................................................... 0.15%
Class III ............................................................................................................... 0.25
Share Class
Distribution
Fees
Class II ......................................................................................................... $ 5,882
Class III ......................................................................................................... 37,416
$ 43,298
Class I Class II Class III Total
Transfer agent fees - class specific ....................................................... $ 327,669 $ 7,904 $ 3,563 $ 339,136
Class I ................................................................................................................
0.05%
Class II ...............................................................................................................
0.07
Class III ...............................................................................................................
0.08

Notes to Financial Statements
(continued)
23
Notes to Financial Statements
The Manager has agreed not to reduce or discontinue this contractual expense limitation through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager — class specific in the Statement of Operations. For the year ended December 31, 2022, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2022, there were no investment advisory fees waived and/or reimbursed by the Manager pursuant to this agreement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2022, the Fund paid BIM $3,082 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2022, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Fund Name/Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
BlackRock Advantage Large Cap Core V.I. Fund
Class I ....................................................................................................... $ 246,226
Class II ...................................................................................................... 5,159
Class III ...................................................................................................... 1,538
$ 252,923
Class I Class II Class III
Expense Limitations ................................................................. 1.25% 1.40% 1.50%

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
24
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the year ended December 31, 2022, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the year ended December 31, 2022, purchases and sales of investments, excluding short-term securities, were $211,957,569 and $229,170,924, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
The tax character of distributions paid was as follows:
As of December 31, 2022, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains
(losses) on certain futures contracts and the timing and recognition of partnership income.
As of December 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), are a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum,
(b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple
Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2022, the Fund did not borrow under the credit agreement.
Purchases ............................................................................................................... $ 15,061,874
Sales ................................................................................................................... 12,811,900
Net Realized Loss .......................................................................................................... (912,151)
Fund Name
Year Ended
12/31/22
Year Ended
12/31/21
BlackRock Advantage Large Cap Core V.I. Fund
Ordinary income ........................................................................................... $ 2,989,864 $ 63,351,480
Long-term capital gains ...................................................................................... 1,434,085 45,691,720
$ 4,423,949 $ 109,043,200
Fund Name
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
BlackRock Advantage Large Cap Core V.I. Fund ....................................... $ 75,804 $ (9,639,634) $ (7,353,539) $ (16,917,369)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Advantage Large Cap Core V.I. Fund ............................ $ 170,661,122 $ 8,317,238 $ (15,721,130) $ (7,403,892)

Notes to Financial Statements
(continued)
25
Notes to Financial Statements
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen.
An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
26
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/22
Year Ended
12/31/21
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Advantage Large Cap Core V.I. Fund
Class I
Shares sold .............................................
256,851 $ 4,795,090 93,318 $ 3,092,181
Shares issued in reinvestment of distributions ........................
245,316 4,014,177 4,336,742 91,723,528
Shares redeemed .........................................
(1,354,455) (24,591,663) (764,763) (25,242,850)
(852,288) $ (15,782,396) 3,665,297 $ 69,572,859
Class II
Shares sold .............................................
60,218 $ 1,089,936 36,679 $ 1,148,150
Shares issued in reinvestment of distributions ........................
5,515 90,421 100,845 2,141,528
Shares redeemed .........................................
(71,451) (1,260,392) (48,243) (1,480,524)
(5,718) $ (80,035) 89,281 $ 1,809,154
Class III
Shares sold .............................................
326,039 $ 6,522,777 356,353 $ 11,552,269
Shares issued in reinvestment of distributions ........................
18,213 319,351 544,993 15,178,144
Shares redeemed .........................................
(238,262) (4,589,641) (10,702,931) (372,554,527)
105,990 $ 2,252,487 (9,801,585) $ (345,824,114)
(752,016) $ (13,609,944) (6,047,007) $ (274,442,101)

Report of Independent Registered Public Accounting Firm
27
Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock Advantage Large Cap Core V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Advantage Large Cap Core V.I. Fund of BlackRock Variable Series Funds, Inc. (the
“Fund”), including the schedule of investments, as of December 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2022, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 14, 2023
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in this Report
2022
BlackRock Annual Report to Shareholders
28
Portfolio Abbreviation
S&P Standard & Poor's

December 31, 2022
Not FDIC Insured - May Lose Value - No Bank Guarantee
2022 Annual Report
BlackRock Variable Series Funds, Inc.
BlackRock Advantage Large Cap Value V.I. Fund

Fund Summary
as of December 31, 2022
2022
BlackRock Annual Report to Shareholders
2
BlackRock Advantage Large Cap Value V.I. Fund
Investment Objective
BlackRock Advantage Large Cap Value V.I. Fund’s (the “Fund”) investment objective is to seek long-term capital appreciation.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2022, the Fund underperformed its benchmark, the Russell 1000
®
Value Index.
What factors influenced performance?
Overall, market volatility continued throughout the period, with equities testing new lows amid inflationary pressures and concerns about monetary policy normalization. A relatively orderly market reaction to inflation figures reaching 40-year highs turned disorderly as Russia invaded Ukraine in February 2022. Commodity prices surged, adding to inflation fears, and China’s zero-COVID policy continued disrupting global supply chains. A persistent yield curve inversion throughout the period reflected investor beliefs that central banks were late to respond to rising prices and raised concerns about future economic growth. The inflation picture evolved as the period progressed, with rises in goods prices moderating while services price increases accelerated. This led to tightness in labor markets, which was a key focus of the Fed, and the Fed’s 75-basis-point interest rate hike in June put added pressure on risk assets.
Despite this, stock markets staged a bear market rally during the summer of 2022, as investors interpreted softening economic data as an indication that policymakers would make a dovish pivot on monetary policy. This view proved premature, as central banks reaffirmed their focus on fighting inflation and the Fed made four consecutive rate hikes of 75 basis points. The rapid pace of rate increases prompted a September 2022 selloff, but as signs of peak inflation emerged alongside a robust earnings season, markets recovered in October and November, only partially reversing those gains in December.
This capped a challenging year for financial markets, with both stocks and bonds posting negative returns for only the third calendar year since 1926. Market leadership remained largely intact, with value stocks outperforming into period-end. Energy and materials stocks initially led this trend before shifting to more defensive stocks as hawkish rhetoric from policymakers and softening economic data escalated concerns about a potential recession.
Fundamental measures mainly drove the Fund’s underperformance, particularly struggling during the first half of the period. More non-traditional quality measures such as those looking at company culture and employee benefits were the largest detractors, given the prevailing market preference for value styles. Also, an insight looking at company-specific performance indicators dragged on performance.
Macro thematic measures also detracted. Notably, insights that identify industries likely to benefit from central bank policy normalization declined, as they struggled against the changing market environment. Additionally, measures capturing industry news sentiment struggled as they motivated an unsuccessful underweight to materials stocks at times when the sector performed well. Select faster-moving insights, such as those analyzing conference calls to forecast changes in company fundamentals, also proved wrong-footed within the financials sector in the volatile rate environment.
Despite the Fund’s underperformance, stock selection from sentiment measures tracking the positioning and views of informed investors provided ballast. These insights correctly captured the evolving backdrop seen during the period. Specifically, looking at bond investor positioning was broadly additive in fighting against the sharp rate-hiking cycle.
Furthermore, traditional fundamental valuation insights also were strong contributors, largely in the first and fourth quarters, because of prevailing market style preferences.
Measures looking at company sales and earnings yields did best among consumer discretionary stocks. Lastly, stability-related fundamental insights favoring lower-risk stocks alongside measures evaluating internal financing capacity also added to performance.
Describe recent portfolio activity.
The Fund maintained a balanced allocation of risk across all major drivers of return during the period. However, there were several new stock selection insights added to the Fund. The Fund built upon its existing alternative data capabilities with enhanced data sets to capture informed investor positioning and identify emerging trends, such as sentiment surrounding supply chain disruptions, wage inflation, and business sensitivity to the invasion of Ukraine. Additionally, the Fund added macro thematic insights using historical observations of stagflation and policy normalization to motivate top-down positioning. Further, within consumer intent insights, the Fund added a measure that looks at social media activity as a measure of potential revenue growth.
Describe portfolio positioning at period end.
Relative to the Russell 1000
®
Value Index, the Fund’s positioning remained largely sector-neutral. The Fund had slight overweight positions in the healthcare sector, notably within the healthcare providers and services industry, as well as in consumer staples stocks. The Fund maintained slight underweight positions in the consumer discretionary sector, particularly among leisure stocks, as well as in the communication services sector.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2022 (continued)
3
Fund Summary
BlackRock Advantage Large Cap Value V.I. Fund
GROWTH OF $10,000 INVESTMENT
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance-related fees and expenses.
(b)
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap equity securities of U.S. issuers and derivatives that have similar economic characteristics to such securities. The Fund’s total returns prior to June 12, 2017 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Large Cap Value V.I. Fund”.
(c)
An index that measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000
®
companies with lower price-to-book ratios and lower
expected growth values.
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)
.............................................................................. (8.16)% 6.67% 10.47%
Class III
(b)
............................................................................. (8.51) 6.38 10.12
Russell 1000
®
Value Index ................................................................. (7.54) 6.67 10.29
(a)
For a portion of the period, the Fund’s investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.
(b)
Average annual total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance related fees and expenses are not reflected in these returns. The Fund’s total returns prior to June 12, 2017 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Large Cap Value V.I. Fund”.

Fund Summary
as of December 31, 2022 (continued)
2022
BlackRock Annual Report to Shareholders
4
BlackRock Advantage Large Cap Value V.I. Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(07/01/22)
Ending
Account Value
(12/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(07/01/22)
Ending
Account Value
(12/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,063.20 $ 3.12 $ 1,000.00 $ 1,022.18 $ 3.06 0.60%
Class III .................................. 1,000.00 1,059.90 4.41 1,000.00 1,020.92 4.33 0.85
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
SECTOR ALLOCATION
Sector
(a)
Percent of
Net Assets
Financials ....................................... 19.5%
Health Care ..................................... 18.2
Industrials ....................................... 11.0
Information Technology .............................. 8.9
Energy ......................................... 8.7
Consumer Staples ................................. 8.1
Communication Services ............................. 6.3
Consumer Discretionary ............................. 5.2
Real Estate ...................................... 4.8
Utilities ......................................... 4.8
Materials ....................................... 3.6
Short-Term Securities ............................... 2.9
Liabilities in Excess of Other Assets ..................... (2.0)
(a)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Disclosure of Expenses
5
Disclosure of Expenses / Derivative Financial Instruments
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the
Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.  The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2022
BlackRock Annual Report to Shareholders
BlackRock Advantage Large Cap Value V.I. Fund
6
(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2022
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.9%
Curtiss-Wright Corp. ................. 1,133 $ 189,200
General Dynamics Corp. .............. 2,958 733,909
HEICO Corp. ..................... 1,248 191,743
Lockheed Martin Corp. ............... 2,167 1,054,224
Northrop Grumman Corp. ............. 486 265,166
Textron, Inc. ...................... 4,446 314,777
2,749,019
Air Freight & Logistics — 0.3%
United Parcel Service, Inc., Class B ...... 1,426 247,896
Airlines — 0.1%
(a)
JetBlue Airways Corp. ................ 4,783 30,994
Southwest Airlines Co. ............... 2,631 88,586
119,580
Auto Components — 0.7%
Aptiv plc
(a)
........................ 595 55,412
BorgWarner, Inc. ................... 5,641 227,050
Goodyear Tire & Rubber Co. (The)
(a)
...... 3,103 31,496
Lear Corp. ....................... 2,930 363,379
677,337
Automobiles — 0.2%
General Motors Co. ................. 5,293 178,056
Banks — 6.1%
Bank of America Corp. ............... 35,320 1,169,798
Citigroup, Inc. ..................... 22,508 1,018,037
East West Bancorp, Inc. .............. 384 25,306
Huntington Bancshares, Inc. ........... 14,235 200,713
JPMorgan Chase & Co. .............. 7,032 942,991
KeyCorp ......................... 4,927 85,828
PNC Financial Services Group, Inc. (The) .. 512 80,865
Regions Financial Corp. .............. 13,976 301,323
SVB Financial Group
(a)
............... 157 36,132
US Bancorp ...................... 17,256 752,534
Wells Fargo & Co. .................. 27,247 1,125,029
5,738,556
Beverages — 1.7%
Brown-Forman Corp., Class B .......... 983 64,563
Coca-Cola Europacific Partners plc
(b)
...... 4,509 249,438
PepsiCo, Inc. ..................... 7,012 1,266,788
1,580,789
Biotechnology — 1.8%
Amgen, Inc. ...................... 1,802 473,277
Biogen, Inc.
(a)
..................... 435 120,460
BioMarin Pharmaceutical, Inc.
(a)
......... 1,063 110,010
Blueprint Medicines Corp.
(a)
............ 862 37,764
Exact Sciences Corp.
(a)
............... 3,378 167,245
Exelixis, Inc.
(a)
..................... 1,262 20,243
Gilead Sciences, Inc. ................ 6,350 545,148
Horizon Therapeutics plc
(a)
............ 78 8,876
Moderna, Inc.
(a)(b)
................... 239 42,929
Regeneron Pharmaceuticals, Inc.
(a)
....... 67 48,340
Seagen, Inc.
(a)
..................... 463 59,500
Ultragenyx Pharmaceutical, Inc.
(a)
........ 1,549 71,765
1,705,557
Building Products — 0.6%
Builders FirstSource, Inc.
(a)
............ 1,034 67,086
Johnson Controls International plc ....... 3,555 227,520
Masterbrand, Inc.
(a)
................. 655 4,945
Owens Corning .................... 945 80,608
Security
Shares
Shares Value
Building Products (continued)
Trane Technologies plc ............... 808 $ 135,817
515,976
Capital Markets — 2.6%
Bank of New York Mellon Corp. (The) ..... 19,506 887,913
Carlyle Group, Inc. (The) .............. 10,304 307,471
Cboe Global Markets, Inc. ............. 3,559 446,548
CME Group, Inc., Class A ............. 3,795 638,167
Intercontinental Exchange, Inc. ......... 893 91,613
LPL Financial Holdings, Inc. ............ 191 41,289
S&P Global, Inc. ................... 212 71,007
2,484,008
Chemicals — 2.6%
Corteva, Inc. ...................... 11,516 676,911
Ecolab, Inc. ...................... 4,930 717,611
FMC Corp. ....................... 2,651 330,845
Huntsman Corp. ................... 1,165 32,014
Linde plc ........................ 1,513 493,510
Mosaic Co. (The) ................... 774 33,955
Sherwin-Williams Co. (The) ............ 394 93,508
Valvoline, Inc. ..................... 1,500 48,975
2,427,329
Commercial Services & Supplies — 0.3%
Cintas Corp. ...................... 246 111,098
Republic Services, Inc. ............... 992 127,958
Tetra Tech, Inc. .................... 614 89,147
328,203
Communications Equipment — 0.6%
Juniper Networks, Inc. ............... 18,456 589,854
Construction & Engineering — 0.5%
AECOM ......................... 5,643 479,260
Consumer Finance — 2.9%
Ally Financial, Inc. .................. 9,255 226,285
American Express Co. ............... 9,873 1,458,736
Capital One Financial Corp. ............ 5,571 517,880
Discover Financial Services ............ 3,105 303,762
Synchrony Financial ................. 6,200 203,732
2,710,395
Distributors — 0.1%
Genuine Parts Co. .................. 277 48,062
Diversified Financial Services — 3.3%
Berkshire Hathaway, Inc., Class B
(a)
...... 7,653 2,364,012
Voya Financial, Inc. ................. 11,282 693,730
3,057,742
Diversified Telecommunication Services — 1.5%
AT&T, Inc.
(b)
...................... 32,527 598,822
Verizon Communications, Inc. .......... 19,424 765,306
1,364,128
Electric Utilities — 2.0%
Edison International ................. 4,287 272,739
Evergy, Inc. ....................... 13,413 844,080
NextEra Energy, Inc. ................ 1,508 126,069
NRG Energy, Inc. ................... 2,412 76,750
Pinnacle West Capital Corp. ........... 1,793 136,340
Xcel Energy, Inc. ................... 5,793 406,147
1,862,125

BlackRock Advantage Large Cap Value V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Shares
Shares Value
Electrical Equipment — 0.8%
Eaton Corp. plc .................... 4,346 $ 682,105
Sunrun, Inc.
(a)
..................... 1,400 33,628
715,733
Electronic Equipment, Instruments & Components — 1.0%
Flex Ltd.
(a)
........................ 39,733 852,670
TD SYNNEX Corp.
(b)
................ 1,035 98,025
TE Connectivity Ltd. ................. 111 12,743
963,438
Energy Equipment & Services — 1.1%
Halliburton Co. .................... 12,515 492,465
Patterson-UTI Energy, Inc. ............ 7,377 124,229
Schlumberger Ltd. .................. 7,688 411,000
1,027,694
Entertainment — 0.5%
Activision Blizzard, Inc. ............... 1,590 121,715
Live Nation Entertainment, Inc.
(a)
........ 2,612 182,161
Spotify Technology SA
(a)
.............. 463 36,554
Walt Disney Co. (The)
(a)
.............. 722 62,727
Warner Bros Discovery, Inc.
(a)
.......... 3,163 29,985
433,142
Equity Real Estate Investment Trusts (REITs) — 4.8%
Brixmor Property Group, Inc. ........... 5,635 127,745
Equity Residential .................. 19,050 1,123,950
Essex Property Trust, Inc. ............. 4,287 908,501
Lamar Advertising Co., Class A ......... 432 40,781
Park Hotels & Resorts, Inc. ............ 2,031 23,945
Prologis, Inc. ...................... 9,479 1,068,568
Regency Centers Corp. .............. 2,559 159,937
SBA Communications Corp., Class A ...... 286 80,169
Simon Property Group, Inc. ............ 7,674 901,542
Ventas, Inc. ...................... 2,036 91,722
4,526,860
Food & Staples Retailing — 1.3%
Kroger Co. (The) ................... 9,962 444,106
Walmart, Inc. ...................... 5,249 744,256
1,188,362
Food Products — 2.8%
Archer-Daniels-Midland Co. ............ 1,712 158,959
Hershey Co. (The) .................. 3,364 779,002
Kellogg Co. ....................... 1,430 101,873
Mondelez International, Inc., Class A ...... 12,902 859,918
Tyson Foods, Inc., Class A ............ 11,343 706,102
2,605,854
Gas Utilities — 0.0%
New Jersey Resources Corp. ........... 442 21,932
Health Care Equipment & Supplies — 3.4%
Abbott Laboratories ................. 5,099 559,819
Becton Dickinson and Co. ............. 5,350 1,360,505
Boston Scientific Corp.
(a)
.............. 7,891 365,117
Enovis Corp.
(a)
..................... 293 15,681
Medtronic plc ..................... 11,055 859,195
3,160,317
Health Care Providers & Services — 3.8%
AmerisourceBergen Corp. ............. 2,475 410,132
Cigna Corp. ...................... 4,447 1,473,469
CVS Health Corp. .................. 8,333 776,552
Elevance Health, Inc. ................ 1,515 777,150
Humana, Inc. ..................... 38 19,463
Security
Shares
Shares Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc. .............. 154 $ 81,648
3,538,414
Health Care Technology — 0.4%
(a)
Teladoc Health, Inc.
(b)
................ 10,701 253,079
Veeva Systems, Inc., Class A ........... 835 134,752
387,831
Hotels, Restaurants & Leisure — 1.1%
Caesars Entertainment, Inc.
(a)
.......... 502 20,883
Darden Restaurants, Inc. ............. 1,051 145,385
Hilton Grand Vacations, Inc.
(a)
.......... 1,024 39,465
McDonald's Corp. .................. 756 199,229
Starbucks Corp. .................... 1,078 106,937
Travel + Leisure Co. ................. 14,280 519,792
Yum! Brands, Inc. .................. 72 9,222
1,040,913
Household Durables — 0.7%
Lennar Corp., Class A ................ 238 21,539
Toll Brothers, Inc. ................... 1,135 56,659
TopBuild Corp.
(a)
................... 1,065 166,662
Whirlpool Corp. .................... 2,917 412,639
657,499
Household Products — 2.2%
Colgate-Palmolive Co. ............... 14,631 1,152,776
Procter & Gamble Co. (The) ........... 6,259 948,614
2,101,390
Independent Power and Renewable Electricity Producers — 0.5%
Clearway Energy, Inc., Class C ......... 406 12,939
Vistra Corp. ...................... 19,835 460,172
473,111
Industrial Conglomerates — 0.1%
Honeywell International, Inc. ........... 455 97,506
Insurance — 4.5%
Allstate Corp. (The) ................. 2,566 347,950
American Financial Group, Inc. ......... 339 46,538
Hartford Financial Services Group, Inc. (The) 7,733 586,393
Marsh & McLennan Cos., Inc. .......... 6,449 1,067,180
MetLife, Inc. ...................... 17,473 1,264,521
Travelers Cos., Inc. (The) ............. 4,148 777,709
Unum Group ...................... 559 22,936
WR Berkley Corp. .................. 870 63,136
4,176,363
Interactive Media & Services — 2.0%
(a)
Alphabet, Inc., Class A ............... 5,227 461,178
Alphabet, Inc., Class C ............... 3,534 313,572
Meta Platforms, Inc., Class A ........... 8,664 1,042,626
Snap, Inc., Class A .................. 10,701 95,774
1,913,150
Internet & Direct Marketing Retail — 0.4%
Amazon.com, Inc.
(a)
................. 626 52,584
Coupang, Inc.
(a)
.................... 516 7,590
eBay, Inc. ........................ 8,723 361,743
421,917
IT Services — 2.0%
Automatic Data Processing, Inc. ......... 306 73,091
Cognizant Technology Solutions Corp., Class A 11,058 632,407
Fidelity National Information Services, Inc. .. 3,451 234,150
Gartner, Inc.
(a)
..................... 432 145,212
PayPal Holdings, Inc.
(a)
............... 9,650 687,273
StoneCo Ltd., Class A
(a)
.............. 2,917 27,537

2022
BlackRock Annual Report to Shareholders
BlackRock Advantage Large Cap Value V.I. Fund
8
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Shares
Shares Value
IT Services (continued)
Twilio, Inc., Class A
(a)
................ 651 $ 31,873
1,831,543
Life Sciences Tools & Services — 3.5%
Agilent Technologies, Inc. ............. 3,955 591,866
Danaher Corp. .................... 4,885 1,296,576
PerkinElmer, Inc. ................... 758 106,287
Thermo Fisher Scientific, Inc. ........... 2,271 1,250,617
3,245,346
Machinery — 4.1%
Allison Transmission Holdings, Inc. ....... 339 14,102
Deere & Co. ...................... 1,505 645,284
Illinois Tool Works, Inc. ............... 165 36,349
PACCAR, Inc. ..................... 5,206 515,238
Snap-on, Inc.
(b)
.................... 3,806 869,633
Stanley Black & Decker, Inc. ........... 821 61,674
Timken Co. (The) ................... 11,246 794,755
Xylem, Inc. ....................... 8,270 914,414
3,851,449
Media — 2.2%
Comcast Corp., Class A .............. 26,973 943,246
Fox Corp., Class A .................. 35,902 1,090,344
Fox Corp., Class B .................. 739 21,024
Liberty Media Corp.-Liberty SiriusXM, Class A
(a)
274 10,771
2,065,385
Metals & Mining — 1.0%
Commercial Metals Co. ............... 1,149 55,497
Newmont Corp. .................... 9,140 431,408
Reliance Steel & Aluminum Co. ......... 879 177,945
Steel Dynamics, Inc. ................. 2,676 261,445
926,295
Multiline Retail — 0.0%
Target Corp. ...................... 258 38,452
Multi-Utilities — 2.3%
CMS Energy Corp. .................. 15,928 1,008,720
DTE Energy Co. ................... 9,520 1,118,886
2,127,606
Oil, Gas & Consumable Fuels — 7.6%
Chevron Corp. ..................... 14,198 2,548,399
ConocoPhillips .................... 1,236 145,848
EOG Resources, Inc. ................ 3,735 483,757
Exxon Mobil Corp. .................. 22,039 2,430,902
Marathon Oil Corp. .................. 7,462 201,996
Marathon Petroleum Corp. ............ 8,014 932,750
Valero Energy Corp. ................. 1,905 241,668
Williams Cos., Inc. (The) .............. 5,250 172,725
7,158,045
Pharmaceuticals — 5.3%
Bristol-Myers Squibb Co. .............. 7,192 517,464
Eli Lilly & Co. ..................... 1,020 373,157
Johnson & Johnson ................. 11,879 2,098,425
Merck & Co., Inc. ................... 4,596 509,926
Perrigo Co. plc .................... 1,773 60,442
Pfizer, Inc. ....................... 27,604 1,414,429
Viatris, Inc. ....................... 3,612 40,202
5,014,045
Professional Services — 0.1%
ManpowerGroup, Inc. ................ 1,161 96,607
Security
Shares
Shares Value
Real Estate Management & Development — 0.0%
Zillow Group, Inc., Class A
(a)
........... 280 $ 8,739
Road & Rail — 0.8%
CSX Corp. ....................... 14,256 441,651
Lyft, Inc., Class A
(a)
.................. 3,542 39,033
Ryder System, Inc. .................. 246 20,558
Schneider National, Inc., Class B ........ 6,396 149,666
Uber Technologies, Inc.
(a)
............. 3,933 97,263
748,171
Semiconductors & Semiconductor Equipment — 2.5%
Analog Devices, Inc. ................. 8,241 1,351,771
Intel Corp. ....................... 32,934 870,446
Lam Research Corp. ................ 68 28,580
Silicon Laboratories, Inc.
(a)
............. 374 50,741
2,301,538
Software — 2.1%
Adobe, Inc.
(a)
...................... 589 198,216
ANSYS, Inc.
(a)
..................... 83 20,052
Bill.com Holdings, Inc.
(a)
.............. 859 93,597
HubSpot, Inc.
(a)
.................... 105 30,359
Intuit, Inc. ........................ 94 36,587
Manhattan Associates, Inc.
(a)
........... 186 22,580
Microsoft Corp. .................... 1,339 321,119
Paycom Software, Inc.
(a)
.............. 98 30,410
Paylocity Holding Corp.
(a)
............. 201 39,046
Rapid7, Inc.
(a)
..................... 610 20,728
RingCentral, Inc., Class A
(a)
............ 882 31,223
Salesforce, Inc.
(a)
................... 6,516 863,956
ServiceNow, Inc.
(a)
.................. 372 144,436
VMware, Inc., Class A
(a)
.............. 287 35,232
Workday, Inc., Class A
(a)
.............. 632 105,753
1,993,294
Specialty Retail — 1.8%
AutoNation, Inc.
(a)
................... 647 69,423
Best Buy Co., Inc. .................. 2,616 209,829
Home Depot, Inc. (The) .............. 3,039 959,898
Lowe's Cos., Inc. ................... 1,486 296,071
Penske Automotive Group, Inc.
(b)
........ 833 95,737
Ulta Beauty, Inc.
(a)
.................. 57 26,737
1,657,695
Technology Hardware, Storage & Peripherals — 0.7%
Dell Technologies, Inc., Class C ......... 1,203 48,385
Hewlett Packard Enterprise Co. ......... 39,395 628,744
677,129
Textiles, Apparel & Luxury Goods — 0.2%
Lululemon Athletica, Inc.
(a)
............. 551 176,530
Ralph Lauren Corp., Class A
(b)
.......... 142 15,005
Under Armour, Inc., Class C
(a)
.......... 998 8,902
200,437
Thrifts & Mortgage Finance — 0.1%
Essent Group Ltd. .................. 1,653 64,269
Tobacco — 0.1%
Altria Group, Inc. ................... 1,627 74,370
Trading Companies & Distributors — 0.4%
MSC Industrial Direct Co., Inc., Class A .... 115 9,395
WESCO International, Inc.
(a)
........... 119 14,899
WW Grainger, Inc. .................. 691 384,369
408,663

BlackRock Advantage Large Cap Value V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Wireless Telecommunication Services — 0.1%
United States Cellular Corp.
(a)
.......... 6,039 $ 125,913
Total Long-Term Investments — 99.1%
(Cost: $93,760,808) .............................. 92,930,289
Short-Term Securities
Money Market Funds — 2.9%
(c)(d)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.03% ................... 780,892 780,892
SL Liquidity Series, LLC, Money Market Series,
4.49%
(e)
....................... 1,924,362 1,924,169
Total Short-Term Securities — 2.9%
(Cost: $2,704,969) .............................. 2,705,061
Total Investments — 102.0%
(Cost: $96,465,777 ) .............................. 95,635,350
Liabilities in Excess of Other Assets — (2.0)% ............ (1,895,724)
Net Assets — 100.0% ..............................
$ 93,739,626
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/21
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/22
Shares
Held at
12/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 1,180,573 $ — $ (399,681)
(a)
$ — $ — $ 780,892 780,892 $ 12,399 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 4,510,247 — (2,583,766)
(a)
(2,404) 92 1,924,169 1,924,362 7,794
(b)
—
$ (2,404) $ 92 $ 2,705,061 $ 20,193 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2022
BlackRock Annual Report to Shareholders
BlackRock Advantage Large Cap Value V.I. Fund
10
Schedule of Investments
(continued)
December 31, 2022
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ...................................................... 5 03/17/23 $ 965 $ 3,343
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 3,343 $ — $ — $ — $ 3,343
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended December 31, 2022, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (251,688) $ — $ — $ — $ (251,688)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (17,444) $ — $ — $ — $ (17,444)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 986,422

BlackRock Advantage Large Cap Value V.I. Fund
Schedule of Investments
11
Schedule of Investments
(continued)
December 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 92,930,289 $ — $ — $ 92,930,289
Short-Term Securities
Money Market Funds ...................................... 780,892 — — 780,892
$ 93,711,181 $ — $ — $ 93,711,181
Investments valued at NAV
(a)
...................................... 1,924,169
$ —
$ 95,635,350
$ —
Derivative Financial Instruments
(b)
Assets
Equity contracts ........................................... $ 3,343 $ — $ — $ 3,343
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities

December 31, 2022
2022
BlackRock Annual Report to Shareholders
12
BlackRock
Advantage Large
Cap Value V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 92,930,289
Investments, at value — affiliated
(c)
.......................................................................................... 2,705,061
Cash pledged: –
Futures contracts .................................................................................................... 54,000
Receivables: –
Investments sold .................................................................................................... 1,144,859
Securities lending income — affiliated ...................................................................................... 507
Capital shares sold ................................................................................................... 63,024
Dividends — unaffiliated ............................................................................................... 159,531
Dividends — affiliated ................................................................................................. 2,446
Prepaid expenses ..................................................................................................... 685
Total assets .........................................................................................................
97,060,402
LIABILITIES
Collateral on securities loaned ............................................................................................. 1,933,432
Payables: –
Investments purchased ................................................................................................ 1,119,992
Capital shares redeemed ............................................................................................... 82,385
Distribution fees ..................................................................................................... 2,386
Investment advisory fees .............................................................................................. 36,586
Directors' and Officer's fees ............................................................................................. 42
Professional fees .................................................................................................... 37,123
Variation margin on futures contracts ....................................................................................... 2,740
Other accrued expenses ............................................................................................... 106,090
Total liabilities ........................................................................................................
3,320,776
NET ASSETS ........................................................................................................
$ 93,739,626
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 94,237,003
Accumulated loss ..................................................................................................... (497,377)
NET ASSETS ........................................................................................................
$ 93,739,626
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 93,760,808
(b)
  Securities loaned, at value .............................................................................................. $ 1,879,746
(c)
  Investments, at cost — affiliated .......................................................................................... $ 2,704,969
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2022
13
Financial Statements
See notes to financial statements.
BlackRock
Advantage Large
Cap Value V.I.
Fund
NET ASSET VALUE
Class I
Net assets ..........................................................................................................
$ 82,509,471
Shares outstanding ...................................................................................................
8,981,982
Net asset value ......................................................................................................
$ 9.19
Shares authorized ....................................................................................................
100 million
Par value ..........................................................................................................
$ 0.10
Class III
Net assets ..........................................................................................................
$ 11,230,155
Shares outstanding ...................................................................................................
1,256,876
Net asset value ......................................................................................................
$ 8.93
Shares authorized ....................................................................................................
100 million
Par value ..........................................................................................................
$ 0.10

Statement of Operations

Year Ended December 31, 2022
2022
BlackRock Annual Report to Shareholders
14
See notes to financial statements.
BlackRock
Advantage Large
Cap Value V.I.
Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 2,249,445
Dividends — affiliated ................................................................................................. 12,399
Securities lending income — affiliated — net ................................................................................. 7,794
Foreign taxes withheld ................................................................................................ (242)
Total investment income .................................................................................................
2,269,396
EXPENSES
Investment advisory .................................................................................................. 741,699
Transfer agent — class specific .......................................................................................... 177,288
Accounting services .................................................................................................. 53,048
Professional ....................................................................................................... 51,623
Distribution — class specific ............................................................................................ 29,360
Custodian ......................................................................................................... 25,893
Printing and postage ................................................................................................. 12,036
Directors and Officer ................................................................................................. 7,623
Transfer agent ...................................................................................................... 5,000
Miscellaneous ...................................................................................................... 3,488
Total expenses .......................................................................................................
1,107,058
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (307,075)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (177,285)
Total expenses after fees waived and/or reimbursed ..............................................................................
622,698
Net investment income ..................................................................................................
1,646,698
REALIZED AND UNREALIZED GAIN (LOSS) $ (10,703,331)
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 1,284,640
Investments — affiliated ............................................................................................. (2,404)
Foreign currency transactions ......................................................................................... (220)
Futures contracts .................................................................................................. (251,688)
A
1,030,328
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... (11,716,306)
Investments — affiliated ............................................................................................. 92
Futures contracts .................................................................................................. (17,444)
A
(11,733,658)
Net realized and unrealized loss ............................................................................................
(10,703,330)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ (9,056,632)

Statements of Changes in Net Assets
15
Financial Statements
BlackRock Advantage Large Cap Value
V.I. Fund
Year Ended 12/31/22 Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 1,646,698  $ 1,382,708
Net realized gain .................................................................................. 1,030,328  19,737,972
Net change in unrealized appreciation (depreciation) .......................................................... (11,733,658) 2,275,352
Net increase (decrease) in net assets resulting from operations ..................................................... (9,056,632) 23,396,032
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ (3,347,549) (16,732,178)
  Class II ....................................................................................... —  (113,405)
  Class III ....................................................................................... (433,144) (1,923,847)
Decrease in net assets resulting from distributions to shareholders ................................................... (3,780,693) (18,769,430)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................... (4,277,057) 17,794,364
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (17,114,382) 22,420,966
Beginning of year .................................................................................... 110,854,008  88,433,042
End of year ........................................................................................
$ 93,739,626  $ 110,854,008
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders
16
BlackRock Advantage Large Cap Value V.I. Fund
Class I
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of year .................................
$ 10.43  $ 9.94  $ 9.86  $ 8.40  $ 10.63
Net investment income
(a)
.......................................
0.16  0.16  0.16  0.20  0.20
(b)
Net realized and unrealized gain (loss) ..............................
(1.03) 2.44  0.18  1.88  (1.08)
Net increase (decrease) from investment operations ...................... (0.87) 2.60  0.34  2.08  (0.88)
Distributions
(c)
– – – – –
From net investment income ....................................
(0.16) (0.19) (0.16) (0.20) (0.21)
From net realized gain .........................................
(0.21) (1.92) (0.10) (0.42) (1.14)
Total distributions ............................................. (0.37) (2.11) (0.26) (0.62) (1.35)
Net asset value, end of year ..................................... $ 9.19  $ 10.43  $ 9.94  $ 9.86  $ 8.40
Total Return
(d)
— — — — —
Based on net asset value ........................................ (8.16)% 26.52% 3.66% 24.89% (8.20)%
Ratios to Average Net Assets
(e)
Total expenses ...............................................
1.09% 1.08% 1.11% 1.13% 1.17%
Total expenses after fees waived and/or reimbursed ......................
0.60% 0.60% 0.60% 0.60% 0.61%
Net investment income .........................................
1.69% 1.37% 1.85% 2.12% 1.90%
(b)
Supplemental Data
Net assets, end of year (000) ...................................... $ 82,509  $ 98,863  $ 81,864  $ 87,984  $ 78,685
Portfolio turnover rate ........................................... 128% 131% 139% 144% 164%
(a)
Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets includes $0.01 per share and 0.09%, respectively, resulting from a non-recurring dividend.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
17
Financial Highlights
BlackRock Advantage Large Cap Value V.I. Fund
Class III
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of year .................................
$ 10.16  $ 9.73  $ 9.66  $ 8.24  $ 10.46
Net investment income
(a)
.......................................
0.14  0.12  0.14  0.18  0.18
(b)
Net realized and unrealized gain (loss) ..............................
(1.02) 2.39  0.17  1.84  (1.07)
Net increase (decrease) from investment operations ...................... (0.88) 2.51  0.31  2.02  (0.89)
Distributions
(c)
– – – – –
From net investment income ....................................
(0.14) (0.16) (0.14) (0.18) (0.19)
From net realized gain .........................................
(0.21) (1.92) (0.10) (0.42) (1.14)
Total distributions ............................................. (0.35) (2.08) (0.24) (0.60) (1.33)
Net asset value, end of year ..................................... $ 8.93  $ 10.16  $ 9.73  $ 9.66  $ 8.24
Total Return
(d)
— — — — —
Based on net asset value ........................................ (8.51)% 26.22% 3.42% 24.60% (8.46)%
Ratios to Average Net Assets
(e)
Total expenses ...............................................
1.37% 1.34% 1.36% 1.38% 1.42%
Total expenses after fees waived and/or reimbursed ......................
0.85% 0.85% 0.85% 0.85% 0.86%
Net investment income .........................................
1.45% 1.11% 1.60% 1.88% 1.70%
(b)
Supplemental Data
Net assets, end of year (000) ...................................... $ 11,230  $ 11,308  $ 5,872  $ 4,976  $ 3,876
Portfolio turnover rate ........................................... 128% 131% 139% 144% 164%
(a)
Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets includes $0.01 per share and 0.09%, respectively, resulting from a non-recurring dividend.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Notes to Financial Statements
2022
BlackRock Annual Report to Shareholders
18
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Advantage
Large Cap Value V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I, Class II and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class II and Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2022 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is

Notes to Financial Statements
(continued)
19
Notes to Financial Statements
primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2022, certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
20
can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
(b)
Barclays Capital, Inc. .............................. $ 19,416 $ (19,416) $ — $ —
Citigroup Global Markets, Inc. ........................ 612,758 (612,758) — —
Credit Suisse Securities (USA) LLC .................... 26,830 (26,830) — —
Goldman Sachs & Co. LLC .......................... 967,576 (967,576) — —
Jefferies LLC .................................... 250,524 (250,524) — —
Toronto-Dominion Bank ............................ 2,642 (2,158) — 484
$ 1,879,746 $ (1,879,262) $ — $ 484
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of December 31, 2022. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.75%
$1 billion - $3 billion ..................................................................................................... 0.71
$3 billion - $5 billion ..................................................................................................... 0.68
$5 billion - $10 billion .................................................................................................... 0.65
Greater than $10 billion ................................................................................................... 0.64

Notes to Financial Statements
(continued)
21
Notes to Financial Statements
Distribution Fees:  The Company, on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2022, the following table shows the class specific distribution fees borne directly by each share class of the Fund:
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations. For the year ended December 31, 2022 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager has agreed to voluntarily waive 0.05% of its investment advisory fee payable by the Fund. This voluntary waiver may be reduced or discontinued at any time without notice. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of
Operations. For the year  ended December 31, 2022 , the amount waived was $ 49,447 .
The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of
Operations. For the year ended December 31, 2022, the amount waived was $509.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2022, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager – class specific in the Statement of Operations. For the year ended December 31, 2022, class specific expense reimbursements were as follows:
Share Class Distribution Fees
Class II ............................................................................................................... 0.15%
Class III ............................................................................................................... 0.25
Share Class
Distribution
Fees
Class II ......................................................................................................... $ 261
Class III ......................................................................................................... 29,099
$ 29,360
Class I Class II Class III Total
Transfer agent fees - class specific ....................................................... $ 152,752 $ 334 $ 24,202 $ 177,288
Class I ................................................................................................................
0.00%
Class II ...............................................................................................................
0.05
Class III ...............................................................................................................
0.11
Fund Name/Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
BlackRock Advantage Large Cap Value V.I. Fund
Class I ....................................................................................................... $ 152,752
Class II ...................................................................................................... 247
Class III ...................................................................................................... 11,398
$ 164,397

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
22
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2022, the Manager waived and/or reimbursed investment advisory fees of $257,119 and $12,888 which is included in fees waived and/or reimbursed by the Manager and transfer agent fees reimbursed by the Manager - class specific, respectively, in the Statement of Operations.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2022, the Fund paid BIM $1,802 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2022, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the year ended December 31, 2022, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the year ended December 31, 2022, purchases and sales of investments, excluding short-term securities, were $125,349,254 and $132,162,377, respectively.
Class I Class II Class III
Expense Limitations ................................................................. 0.60% 0.75% 0.85%
Purchases ............................................................................................................... $ 9,854,187
Sales ................................................................................................................... 8,533,674
Net Realized Loss .......................................................................................................... (289,228)

Notes to Financial Statements
(continued)
23
Notes to Financial Statements
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
The tax character of distributions paid was as follows:
As of December 31, 2022, the tax components of accumulated earnings (loss) were as follows:
(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts and the timing and recognition of partnership income.
As of December 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), are a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum,
(b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple
Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2022, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen.
An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Fund Name
Year Ended
12/31/22
Year Ended
12/31/21
BlackRock Advantage Large Cap Value V.I. Fund
Ordinary income ........................................................................................... $ 2,611,427 $ 13,309,574
Long-term capital gains ...................................................................................... 1,169,266 5,459,856
$ 3,780,693 $ 18,769,430
Fund Name
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Net Unrealized
Gains (Losses)
(a)
Total
BlackRock Advantage Large Cap Value V.I. Fund ...................................... $ 24,764 $ 415,227 $ (937,368) $ (497,377)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Advantage Large Cap Value V.I. Fund ............................ $ 96,600,356 $ 5,906,349 $ (6,871,355) $ (965,006)

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
24
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
(a)
There were no Class II Shares outstanding for the year ended December 31, 2022
.
Year Ended
12/31/22
Year Ended
12/31/21
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Advantage Large Cap Value V.I. Fund
Class I
Shares sold .............................................
2,015,141 $ 18,766,622 877,169 $ 10,235,761
Shares issued in reinvestment of distributions ........................
375,390 3,347,549 1,630,842 16,732,178
Shares redeemed .........................................
(2,888,885) (27,226,503) (1,262,657) (14,381,147)
(498,354) $ (5,112,332) 1,245,354 $ 12,586,792
Class II
(a)
Shares issued in reinvestment of distributions ........................
— $ — 10,942 $ 113,405
Shares redeemed .........................................
(64,846) (667,230) (15,623) (186,324)
(64,846) $ (667,230) (4,681) $ (72,919)
Class III
Shares sold .............................................
845,886 $ 8,152,086 1,022,451 $ 11,463,740
Shares issued in reinvestment of distributions ........................
49,913 433,144 192,642 1,923,847
Shares redeemed .........................................
(752,420) (7,082,725) (705,034) (8,107,096)
143,379 $ 1,502,505 510,059 $ 5,280,491
(419,821) $ (4,277,057) 1,750,732 $ 17,794,364

Notes to Financial Statements
(continued)
25
Notes to Financial Statements
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm
2022
BlackRock Annual Report to Shareholders
26
To the Shareholders of BlackRock Advantage Large Cap Value V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Advantage Large Cap Value V.I. Fund of BlackRock Variable Series Funds, Inc. (the
“Fund”), including the schedule of investments, as of December 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2022, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 14, 2023
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in this Report
27
Glossary of Terms Used in this Report
Portfolio Abbreviation
S&P Standard & Poor's

December 31, 2022
Not FDIC Insured - May Lose Value - No Bank Guarantee
2022 Annual Report
BlackRock Variable Series Funds, Inc.
BlackRock Advantage SMID Cap V.I. Fund

Fund Summary
as of December 31, 2022
2022
BlackRock Annual Report to Shareholders
2
BlackRock Advantage SMID Cap V.I. Fund
Investment Objective
BlackRock Advantage SMID Cap V.I. Fund’s (the “Fund”) investment objective is to seek long-term growth of capital.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2022, the Fund outperformed its benchmark, the Russell 2500
TM
Index.
What factors influenced performance?
Overall, market volatility continued throughout the period, with equities testing new lows amid inflationary pressures and concerns about monetary policy normalization. A relatively orderly market reaction to inflation figures reaching 40-year highs turned disorderly as Russia invaded Ukraine in February 2022. Commodity prices surged, adding to inflation fears, and China's zero-COVID policy continued disrupting global supply chains. A persistent yield curve inversion throughout the period reflected investor beliefs that central banks were late to respond to rising prices and raised concerns about future economic growth. The inflation picture evolved as the period progressed, with rises in goods prices moderating while services price increases accelerated. This led to tightness in labor markets, which was a key focus of the Fed, and the Fed’s 75-basis-point interest rate hike in June 2022 put added pressure on risk assets.
Despite this, stock markets staged a bear market rally during the summer of 2022, as investors interpreted softening economic data as an indication that policymakers would make a dovish pivot on monetary policy. This view proved premature, as central banks reaffirmed their focus on fighting inflation and the Fed made four consecutive rate hikes of 75 basis points. The rapid pace of rate increases prompted a September 2022 selloff, but as signs of peak inflation emerged alongside a robust earnings season, markets recovered in October and November, only partially reversing those gains in December.
This capped a challenging year for financial markets, with both stocks and bonds posting negative returns for only the third calendar year since 1926. Market leadership remained largely intact, with value stocks outperforming into period-end. Energy and materials stocks initially led this trend before shifting to more defensive stocks as hawkish rhetoric from policymakers and softening economic data escalated concerns about a potential recession.
The Fund performed well overall against a changeable market backdrop. The most significant contributor to relative performance was the strength of sentiment measures throughout the period. Specifically, stock selection from trending sentiment measures provided durable performance, particularly those evaluating text analyses of conference calls and mobile app usage. Sentiment measures that looked at informed investor positioning were also additive, motivating a successful overweight allocation to industrials.
Additionally, cross-market sentiment evaluating company debt provided gains in the rising interest rate environment.
Fundamental insights were mixed during the period, with more traditional and defensive measures performing well. In particular, insights looking at balance sheet metrics, including one evaluating R&D expenditures, positioned the portfolio well in information technology (“IT”). Similarly, defensive quality measures were strong contributors. A top performer was a stability-related insight with a preference for lower-risk securities, which motivated a successful overweight to the consumer discretionary sector.
Conversely, non-traditional quality measures, which tend to have a growth orientation, were the most significant detractors from relative performance. Specifically, employee quality-related insights such as those evaluating corporate culture, company H-1B visa filings, and companies retaining C-suite founders were top detractors. This quality theme was further evident in a measure that looks at the tone of company earnings announcements, which also detracted from performance.
Elsewhere, macro thematic measures also struggled. This was led by an insight looking at industry news sentiment, which motivated an unsuccessful overweight allocation to IT stocks.
Describe recent portfolio activity.
The Fund maintained a balanced allocation of risk across all major drivers of return during the period. However, there were several new stock selection insights added to the Fund. The Fund built upon its existing alternative data capabilities with enhanced data sets to capture informed investor positioning and identify emerging trends, such as sentiments surrounding supply chain disruptions, wage inflation, and business sensitivity to the invasion of Ukraine. Additionally, the Fund added macro thematic insights using historical observations of stagflation and policy normalization to motivate top-down positioning. Further, within consumer intent insights, the Fund added a measure that looks at social media activity as a measure of potential revenue growth. Lastly, the Fund built upon its employee-related measures by adding an insight that identifies organizations at risk for emerging labor disputes.
Describe portfolio positioning at period end.
From a sector positioning perspective, relative to the Russell 2500
TM
Index, the Fund’s positioning remained largely sector-neutral. The Fund maintained slight overweights to IT and consumer discretionary stocks, and maintained slight underweight positions in the consumer staples and materials sectors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2022 (continued)
3
Fund Summary
BlackRock Advantage SMID Cap V.I. Fund
GROWTH OF $10,000 INVESTMENT
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance-related fees and expenses.
(b)
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. small and medium capitalization companies, and derivatives that have similar economic characteristics to such securities. The Fund primarily intends to invest in equity securities or other financial instruments that are components of, or have characteristics similar to, the securities included in the Russell 2500™ Index. The Fund’s total returns for the period between June 12, 2017 and February 8, 2021 are the returns of the Fund when it followed different investment strategies under the name “BlackRock Advantage U.S. Total Market V.I. Fund”. The Fund’s total returns for the period prior to
June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name “BlackRock Value Opportunities V.I. Fund”.
(c)
An index that measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500™ Index is a subset of the Russell
3000
®
Index. It includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership.
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)
.............................................................................. (16.48)% 6.57% 10.50%
Class II
(b)
............................................................................. (16.59) 6.42 10.33
Class III
(b)
............................................................................. (16.68) 6.30 10.25
Russell 2500
™
Index ..................................................................... (18.37) 5.89 10.03
(a)
For a portion of the period, the Fund’s investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.
(b)
Average annual total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns. The Fund’s total returns for the period between June 12, 2017 and February 8, 2021 are the returns of the Fund when it followed different investment strategies under the name “BlackRock Advantage U.S. Total Market V.I. Fund”. The Fund’s total returns for the period prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name “BlackRock Value Opportunities V.I. Fund”.

Fund Summary
as of December 31, 2022 (continued)
2022
BlackRock Annual Report to Shareholders
4
BlackRock Advantage SMID Cap V.I. Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(07/01/22)
Ending
Account Value
(12/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(07/01/22)
Ending
Account Value
(12/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,063.20 $ 2.86 $ 1,000.00 $ 1,022.43 $ 2.80 0.55%
Class II .................................. 1,000.00 1,062.30 3.64 1,000.00 1,021.68 3.57 0.70
Class III .................................. 1,000.00 1,061.10 4.16 1,000.00 1,021.17 4.08 0.80
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
SECTOR ALLOCATION
Sector
(a)
Percent of
Net Assets
Industrials ....................................... 18.9%
Financials ....................................... 15.1
Information Technology .............................. 14.8
Health Care ..................................... 13.9
Consumer Discretionary ............................. 12.2
Real Estate ...................................... 7.4
Energy ......................................... 5.2
Materials ....................................... 4.8
Utilities ......................................... 2.8
Consumer Staples ................................. 2.2
Communication Services ............................. 1.9
Short-Term Securities ............................... 12.2
Liabilities in Excess of Other Assets ..................... (11.4)
(a)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Disclosure of Expenses
5
Disclosure of Expenses / Derivative Financial Instruments
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the
Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.  The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2022
BlackRock Annual Report to Shareholders
BlackRock Advantage SMID Cap V.I. Fund
6
(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2022
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.9%
Axon Enterprise, Inc.
(a)
............... 1,971 $ 327,048
Curtiss-Wright Corp. ................. 4,936 824,263
Moog, Inc., Class A ................. 765 67,136
Textron, Inc. ...................... 1,047 74,128
1,292,575
Air Freight & Logistics — 0.7%
Hub Group, Inc., Class A
(a)
............. 11,758 934,643
Airlines — 0.2%
(a)
Alaska Air Group, Inc. ................ 326 13,999
JetBlue Airways Corp. ................ 32,015 207,457
221,456
Auto Components — 0.9%
BorgWarner, Inc. ................... 2,450 98,613
Cooper-Standard Holdings, Inc.
(a)
........ 9,138 82,790
Dana, Inc. ........................ 4,147 62,744
Fox Factory Holding Corp.
(a)
............ 3,263 297,683
Goodyear Tire & Rubber Co. (The)
(a)
...... 29,697 301,425
Lear Corp. ....................... 2,769 343,411
Visteon Corp.
(a)
.................... 529 69,209
1,255,875
Automobiles — 0.0%
Winnebago Industries, Inc.
(b)
........... 551 29,038
Banks — 5.6%
1st Source Corp. ................... 1,147 60,894
Amalgamated Financial Corp. .......... 7,436 171,325
Bank of Hawaii Corp. ................ 4,118 319,392
Bank OZK ....................... 5,200 208,312
BankFinancial Corp. ................. 3,288 34,623
Bar Harbor Bankshares .............. 2,403 76,992
Capital City Bank Group, Inc. ........... 738 23,985
Cullen/Frost Bankers, Inc. ............. 1,724 230,499
Customers Bancorp, Inc.
(a)
............. 817 23,154
East West Bancorp, Inc. .............. 13,253 873,373
Farmers National Banc Corp. ........... 426 6,015
FB Financial Corp. .................. 4,121 148,933
First Business Financial Services, Inc. ..... 899 32,858
First Northwest Bancorp .............. 1,086 16,681
FNCB Bancorp, Inc. ................. 2,151 17,660
Hancock Whitney Corp. .............. 9,811 474,754
Heartland Financial USA, Inc. .......... 12,685 591,375
HomeTrust Bancshares, Inc.
(b)
.......... 1,946 47,035
Horizon Bancorp, Inc.
(b)
............... 5,688 85,775
Independent Bank Corp. .............. 38,188 913,457
Lakeland Bancorp, Inc. ............... 4,415 77,748
Mercantile Bank Corp. ............... 2,127 71,212
Metropolitan Bank Holding Corp.
(a)
....... 3,003 176,186
Midland States Bancorp, Inc. ........... 11,738 312,466
MidWestOne Financial Group, Inc. ....... 162 5,144
Northrim BanCorp , Inc. ............... 1,220 66,575
Oak Valley Bancorp ................. 545 12,344
OceanFirst Financial Corp. ............ 23,821 506,196
Origin Bancorp, Inc. ................. 1,999 73,363
Pinnacle Financial Partners, Inc. ......... 18,523 1,359,588
Popular, Inc. ...................... 2,850 189,012
Republic First Bancorp, Inc.
(a)(b)
......... 36,575 78,636
Southern First Bancshares, Inc.
(a)
........ 1,370 62,678
Summit Financial Group, Inc. ........... 2,834 70,538
Synovus Financial Corp. .............. 2,361 88,656
Towne Bank ...................... 605 18,658
Washington Federal, Inc.
(b)
............ 2,094 70,254
Security
Shares
Shares Value
Banks (continued)
WesBanco , Inc. .................... 787 $ 29,103
Wintrust Financial Corp. .............. 5,253 443,984
8,069,433
Beverages — 0.7%
Boston Beer Co., Inc. (The), Class A
(a)
..... 51 16,806
Brown-Forman Corp., Class B .......... 1,286 84,464
Primo Water Corp. .................. 58,601 910,660
1,011,930
Biotechnology — 5.1%
(a)
4D Molecular Therapeutics, Inc. ......... 3,518 78,135
Agenus, Inc. ...................... 20,850 50,040
Akebia Therapeutics, Inc. ............. 41,342 23,854
Alector , Inc. ...................... 23,938 220,948
Aligos Therapeutics, Inc. .............. 1,131 1,078
Alkermes plc ...................... 3,335 87,144
Allakos , Inc. ...................... 10,480 88,242
Allogene Therapeutics, Inc. ............ 3,317 20,864
Allovir , Inc. ....................... 7,773 39,875
ALX Oncology Holdings, Inc. ........... 2,234 25,177
Applied Molecular Transport, Inc. ........ 10,991 4,616
ARS Pharmaceuticals, Inc.
(b)
........... 5,929 50,574
Atara Biotherapeutics , Inc. ............. 7,661 25,128
Atreca , Inc., Class A ................. 21,316 17,066
Beam Therapeutics, Inc.
(b)
............. 1,161 45,407
Beyondspring , Inc.
(b)
................. 5,913 11,116
Black Diamond Therapeutics, Inc. ........ 9,905 17,829
Blueprint Medicines Corp. ............. 9,095 398,452
Bridgebio Pharma, Inc. ............... 5,934 45,217
Cabaletta Bio, Inc. .................. 1,797 16,622
CareDx , Inc.
(b)
..................... 4,190 47,808
Coherus Biosciences, Inc. ............. 3,049 24,148
Deciphera Pharmaceuticals, Inc. ........ 19,755 323,784
Denali Therapeutics, Inc. .............. 4,128 114,800
Dyne Therapeutics, Inc. .............. 3,092 35,836
Editas Medicine, Inc.
(b)
............... 6,654 59,021
Emergent BioSolutions , Inc. ............ 7,812 92,260
Exact Sciences Corp. ................ 4,403 217,993
Exelixis , Inc. ...................... 50,447 809,170
Fate Therapeutics, Inc. ............... 19,491 196,664
Foghorn Therapeutics, Inc. ............ 3,141 20,040
Frequency Therapeutics, Inc. ........... 5,874 22,615
Heron Therapeutics, Inc. .............. 12,003 30,007
Impel Pharmaceuticals, Inc. ............ 2,621 9,829
Infinity Pharmaceuticals, Inc. ........... 4,864 2,699
Inozyme Pharma, Inc. ................ 2,036 2,138
Intercept Pharmaceuticals, Inc. ......... 3,036 37,555
Ironwood Pharmaceuticals, Inc., Class A ... 2,769 34,308
Karyopharm Therapeutics, Inc. .......... 25,342 86,163
Kiniksa Pharmaceuticals Ltd., Class A ..... 7,630 114,297
Kodiak Sciences, Inc. ................ 20,775 148,749
Kronos Bio, Inc.
(b)
................... 45,468 73,658
MacroGenics , Inc. .................. 14,283 95,839
Metacrine , Inc. .................... 4,751 2,128
Neurocrine Biosciences, Inc. ........... 8,188 977,975
NextCure , Inc. ..................... 10,077 14,209
Olema Pharmaceuticals, Inc.
(b)
.......... 21,914 53,689
Oncorus , Inc. ..................... 1,319 334
Passage Bio, Inc. ................... 5,948 8,208
PhaseBio Pharmaceuticals, Inc.
(b)
........ 6,971 210
Poseida Therapeutics, Inc. ............ 11,293 59,853
Precision BioSciences , Inc. ............ 7,908 9,410
PTC Therapeutics, Inc. ............... 10,672 407,350
Puma Biotechnology, Inc. ............. 2,139 9,048
Quince Therapeutics, Inc.
(b)
............ 3,368 2,147

BlackRock Advantage SMID Cap V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Shares
Shares Value
Biotechnology (continued)
Recursion Pharmaceuticals, Inc., Class A
(b)
. 7,096 $ 54,710
Relay Therapeutics, Inc. .............. 3,483 52,036
Rocket Pharmaceuticals, Inc. ........... 2,089 40,882
Sangamo Therapeutics, Inc. ........... 36,151 113,514
Scholar Rock Holding Corp.
(b)
.......... 5,582 50,517
Solid Biosciences, Inc. ............... 385 2,071
Sorrento Therapeutics, Inc.
(b)
........... 11,700 10,366
Spruce Biosciences, Inc. .............. 420 462
SQZ Biotechnologies Co. ............. 601 445
Sutro Biopharma, Inc. ................ 8,905 71,952
Taysha Gene Therapies, Inc. ........... 11,602 26,221
Ultragenyx Pharmaceutical, Inc. ......... 18,830 872,394
United Therapeutics Corp. ............. 1,332 370,416
Vincerx Pharma, Inc. ................ 5,103 5,205
Vir Biotechnology, Inc. ............... 8,542 216,198
Voyager Therapeutics, Inc. ............ 5,369 32,751
X4 Pharmaceuticals, Inc. .............. 5,307 5,270
7,336,736
Building Products — 2.9%
Allegion plc ....................... 4,829 508,300
AO Smith Corp. .................... 10,433 597,185
Builders FirstSource , Inc.
(a)
............ 11,048 716,794
Caesarstone Ltd.
(b)
.................. 10,845 61,925
Carlisle Cos., Inc. .................. 844 198,889
Owens Corning .................... 19,792 1,688,258
PGT Innovations, Inc.
(a)
............... 205 3,682
UFP Industries, Inc.
(b)
................ 5,281 418,519
4,193,552
Capital Markets — 3.8%
Carlyle Group, Inc. (The) .............. 33,410 996,954
Cboe Global Markets, Inc. ............. 15,544 1,950,305
Houlihan Lokey , Inc., Class A ........... 2,006 174,843
Jefferies Financial Group, Inc. .......... 23,933 820,423
LPL Financial Holdings, Inc. ............ 3,156 682,233
Raymond James Financial, Inc. ......... 199 21,263
Stifel Financial Corp. ................ 12,798 747,019
5,393,040
Chemicals — 1.2%
CF Industries Holdings, Inc. ............ 4,013 341,908
Ginkgo Bioworks Holdings, Inc., Class A
(a)
.. 34,326 58,011
HB Fuller Co. ..................... 897 64,243
Huntsman Corp. ................... 21,275 584,637
Ingevity Corp.
(a)
.................... 362 25,499
Livent Corp.
(a)
..................... 13,450 267,252
Mosaic Co. (The) ................... 2,207 96,821
RPM International, Inc. ............... 287 27,968
Valvoline, Inc. ..................... 7,846 256,172
1,722,511
Commercial Services & Supplies — 1.0%
Tetra Tech, Inc. .................... 9,832 1,427,508
Communications Equipment — 0.9%
Applied Optoelectronics, Inc.
(a)(b)
......... 3,265 6,171
Calix, Inc.
(a)
....................... 2,203 150,751
Juniper Networks, Inc. ............... 36,408 1,163,600
1,320,522
Construction & Engineering — 2.9%
AECOM ......................... 21,812 1,852,493
MasTec , Inc.
(a)
..................... 5,978 510,103
Matrix Service Co.
(a)
................. 18,613 115,773
Valmont Industries, Inc. ............... 4,990 1,650,043
4,128,412
Security
Shares
Shares Value
Consumer Finance — 0.5%
Ally Financial, Inc. .................. 18,599 $ 454,746
Enova International, Inc.
(a)
............. 1,077 41,324
LendingClub Corp.
(a)
................. 7,013 61,714
LendingTree , Inc.
(a)(b)
................ 9,532 203,318
761,102
Containers & Packaging — 1.7%
Avery Dennison Corp. ................ 4,298 777,938
Berry Global Group, Inc. .............. 13,100 791,633
Crown Holdings, Inc. ................ 8,669 712,679
Greif, Inc., Class A .................. 3,318 222,505
2,504,755
Diversified Consumer Services — 0.4%
H&R Block, Inc.
(b)
................... 8,314 303,544
Laureate Education, Inc. .............. 18,376 176,777
Service Corp. International ............ 2,210 152,800
633,121
Diversified Financial Services — 1.2%
Voya Financial, Inc. ................. 26,903 1,654,265
Diversified Telecommunication Services — 0.7%
(a)
Bandwidth, Inc., Class A .............. 7,291 167,329
EchoStar Corp., Class A .............. 34,902 582,165
Iridium Communications, Inc. ........... 899 46,209
Ooma , Inc. ....................... 11,128 151,563
947,266
Electric Utilities — 1.1%
Portland General Electric Co. ........... 32,613 1,598,037
Electrical Equipment — 1.7%
Atkore , Inc.
(a)
...................... 3,566 404,456
Hubbell, Inc. ...................... 615 144,328
nVent Electric plc ................... 3,780 145,417
Regal Rexnord Corp. ................ 9,813 1,177,364
SunPower Corp.
(a)(b)
................. 4,539 81,838
Sunrun , Inc.
(a)(b)
.................... 19,459 467,405
2,420,808
Electronic Equipment, Instruments & Components — 1.6%
Arrow Electronics, Inc.
(a)
.............. 6,867 718,082
ScanSource , Inc.
(a)
.................. 4,951 144,668
TD SYNNEX Corp. .................. 15,078 1,428,038
2,290,788
Energy Equipment & Services — 1.1%
Borr Drilling Ltd.
(a)
.................. 4,568 22,703
Helmerich & Payne, Inc.
(b)
............. 2,764 137,011
Newpark Resources, Inc.
(a)
............ 12,441 51,630
Oceaneering International, Inc.
(a)
........ 2,989 52,278
Patterson-UTI Energy, Inc. ............ 46,928 790,268
ProPetro Holding Corp.
(a)
.............. 19,109 198,160
Schlumberger Ltd. .................. 4,804 256,822
TechnipFMC plc
(a)
.................. 11,017 134,297
1,643,169
Entertainment — 0.0%
(a)
Gaia, Inc., Class A .................. 1,999 4,758
Lions Gate Entertainment Corp., Class A ... 5,736 32,752
37,510
Equity Real Estate Investment Trusts (REITs) — 7.1%
Acadia Realty Trust ................. 717 10,289
American Homes 4 Rent, Class A ........ 23,313 702,654
Ashford Hospitality Trust, Inc.
(a)(b)
........ 6,542 29,243
Braemar Hotels & Resorts, Inc.
(b)
........ 30,968 127,278
Brixmor Property Group, Inc. ........... 80,141 1,816,796

2022
BlackRock Annual Report to Shareholders
BlackRock Advantage SMID Cap V.I. Fund
8
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
CubeSmart ....................... 27,474 $ 1,105,829
EastGroup Properties, Inc.
(b)
........... 4,458 660,051
Equity LifeStyle Properties, Inc. ......... 9,086 586,956
First Industrial Realty Trust, Inc.
(b)
........ 36,030 1,738,808
Highwoods Properties, Inc. ............ 17,143 479,661
Lamar Advertising Co., Class A ......... 4,085 385,624
Paramount Group, Inc. ............... 18,728 111,244
Park Hotels & Resorts, Inc.
(b)
........... 45,964 541,916
Regency Centers Corp. .............. 29,397 1,837,312
10,133,661
Food & Staples Retailing — 0.0%
BJ's Wholesale Club Holdings, Inc.
(a)
...... 257 17,003
Casey's General Stores, Inc. ........... 143 32,082
49,085
Food Products — 0.9%
Bunge Ltd. ....................... 3,047 303,999
Ingredion, Inc.
(b)
.................... 6,438 630,474
Kellogg Co. ....................... 474 33,768
Lancaster Colony Corp. .............. 304 59,979
Vital Farms, Inc.
(a)
.................. 12,849 191,707
1,219,927
Health Care Equipment & Supplies — 2.1%
(a)
Accuray , Inc.
(b)
..................... 14,589 30,491
Eargo , Inc.
(b)
...................... 44,028 25,316
Enovis Corp.
(b)
..................... 30,738 1,645,098
Globus Medical, Inc., Class A ........... 9,122 677,491
Merit Medical Systems, Inc. ............ 1,582 111,721
Nevro Corp. ...................... 1,391 55,084
NuVasive , Inc. ..................... 1,165 48,044
Shockwave Medical, Inc. .............. 980 201,498
Tactile Systems Technology, Inc. ........ 11,063 127,003
Varex Imaging Corp. ................. 3,447 69,974
2,991,720
Health Care Providers & Services — 3.0%
1Life Healthcare, Inc.
(a)
............... 4,884 81,612
Accolade, Inc.
(a)
.................... 7,153 55,722
AMN Healthcare Services, Inc.
(a)(b)
....... 3,835 394,315
Brookdale Senior Living, Inc.
(a)
.......... 5,001 13,653
CareMax , Inc., Class A
(a)(b)
............. 4,418 16,126
Ensign Group, Inc. (The) .............. 18,432 1,743,851
HealthEquity , Inc.
(a)
.................. 619 38,155
Henry Schein, Inc.
(a)
................. 4,080 325,870
Invitae Corp.
(a)
..................... 13,946 25,939
LHC Group, Inc.
(a)
.................. 810 130,969
Option Care Health, Inc.
(a)
............. 29,666 892,650
Privia Health Group, Inc.
(a)(b)
............ 23,606 536,092
4,254,954
Health Care Technology — 1.6%
(a)
Allscripts Healthcare Solutions, Inc. ...... 27,750 489,510
American Well Corp., Class A .......... 57,295 162,145
Evolent Health, Inc., Class A ........... 14,401 404,380
Health Catalyst, Inc. ................. 13,770 146,375
NextGen Healthcare, Inc. ............. 1,963 36,865
Phreesia , Inc. ..................... 6,807 220,274
Tabula Rasa HealthCare, Inc. .......... 9,668 47,857
Teladoc Health, Inc.
(b)
................ 33,368 789,153
2,296,559
Hotels, Restaurants & Leisure — 3.7%
Boyd Gaming Corp.
(b)
................ 23,132 1,261,388
Choice Hotels International, Inc.
(b)
........ 6,410 722,022
Hilton Grand Vacations, Inc.
(a)
.......... 4,811 185,416
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
International Game Technology plc ....... 5,269 $ 119,501
Papa John's International, Inc. .......... 28 2,305
PlayAGS , Inc.
(a)
.................... 3,494 17,819
Texas Roadhouse, Inc. ............... 7,676 698,132
Travel + Leisure Co. ................. 38,803 1,412,429
Wendy's Co. (The)
(b)
................. 38,550 872,387
Wingstop , Inc.
(b)
.................... 556 76,517
5,367,916
Household Durables — 0.1%
GoPro, Inc., Class A
(a)
................ 27,598 137,438
iRobot Corp.
(a)
..................... 718 34,557
PulteGroup, Inc. ................... 795 36,197
208,192
Household Products — 0.3%
Central Garden & Pet Co., Class A
(a)
...... 11,070 396,306
Independent Power and Renewable Electricity Producers — 0.5%
Brookfield Renewable Corp.
(b)
.......... 22,409 617,144
Clearway Energy, Inc., Class A .......... 2,394 71,628
Clearway Energy, Inc., Class C ......... 1,196 38,117
726,889
Insurance — 2.3%
American Financial Group, Inc. ......... 3,278 450,004
Assured Guaranty Ltd. ............... 2,020 125,765
Bright Health Group, Inc.
(a)
............. 16,307 10,598
Brighthouse Financial, Inc.
(a)
........... 7,152 366,683
Crawford & Co., Class A .............. 1,185 6,589
Hanover Insurance Group, Inc. (The) ..... 1,519 205,263
Hippo Holdings, Inc.
(a)(b)
............... 3,957 53,815
Investors Title Co. .................. 60 8,853
Lincoln National Corp. ............... 2,431 74,680
Oscar Health, Inc., Class A
(a)
........... 17,600 43,296
Reinsurance Group of America, Inc. ...... 5,305 753,787
Unum Group ...................... 16,578 680,195
WR Berkley Corp. .................. 6,264 454,579
3,234,107
Interactive Media & Services — 0.5%
(a)
Bumble, Inc., Class A ................ 2,555 53,783
Eventbrite, Inc., Class A .............. 29,161 170,883
Outbrain , Inc. ..................... 9,264 33,536
Vimeo, Inc. ....................... 20,550 70,486
Yelp, Inc. ........................ 15,828 432,738
761,426
Internet & Direct Marketing Retail — 0.4%
(a)
1-800-Flowers.com, Inc., Class A ........ 9,365 89,529
Overstock.com, Inc. ................. 13,139 254,371
RealReal , Inc. (The) ................. 20,219 25,274
Stitch Fix, Inc., Class A ............... 34,751 108,076
Wayfair, Inc., Class A ................ 983 32,331
509,581
IT Services — 2.4%
Affirm Holdings, Inc., Class A
(a)
.......... 8,333 80,580
Conduent , Inc.
(a)
................... 40,565 164,288
ExlService Holdings, Inc.
(a)
............ 1,761 298,366
Fastly , Inc., Class A
(a)
................ 1,919 15,717
Flywire Corp.
(a)
.................... 7,957 194,708
Genpact Ltd. ...................... 23,121 1,070,965
Hackett Group, Inc. (The) ............. 1,811 36,890
Kyndryl Holdings, Inc.
(a)
............... 15,874 176,519
Marqeta , Inc., Class A
(a)
.............. 16,477 100,674
Paysafe Ltd.
(a)
..................... 22,951 318,789
Repay Holdings Corp., Class A
(a)
........ 5,518 44,420

BlackRock Advantage SMID Cap V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Shares
Shares Value
IT Services (continued)
Sabre Corp.
(a)
..................... 9,595 $ 59,297
StoneCo Ltd., Class A
(a)
.............. 75,095 708,897
Wix.com Ltd.
(a)(b)
................... 2,464 189,309
3,459,419
Leisure Products — 0.3%
Brunswick Corp. ................... 6,344 457,275
Life Sciences Tools & Services — 1.5%
Berkeley Lights, Inc.
(a)
................ 7,901 21,175
Bruker Corp. ...................... 15,911 1,087,517
NanoString Technologies, Inc.
(a)
......... 4,748 37,842
Personalis , Inc.
(a)
................... 96,442 190,955
QIAGEN NV
(a)
..................... 5,988 298,622
Repligen Corp.
(a)
................... 2,975 503,697
Singular Genomics Systems, Inc.
(a)
....... 4,854 9,756
2,149,564
Machinery — 3.8%
Allison Transmission Holdings, Inc. ....... 10,659 443,414
Altra Industrial Motion Corp. ........... 2,197 131,271
Astec Industries, Inc. ................ 254 10,328
Chart Industries, Inc.
(a)
............... 820 94,489
Donaldson Co., Inc. ................. 8,806 518,409
Graco , Inc. ....................... 17,675 1,188,821
Hurco Cos., Inc.
(b)
.................. 1,060 27,698
Manitowoc Co., Inc. (The)
(a)
............ 7,133 65,338
Snap-on, Inc.
(b)
.................... 8,364 1,911,090
Timken Co. (The) ................... 14,535 1,027,188
Toro Co. (The) ..................... 149 16,867
5,434,913
Marine — 0.1%
Matson, Inc. ...................... 1,440 90,014
Media — 0.6%
Cardlytics, Inc.
(a)
................... 10,945 63,262
comScore, Inc.
(a)(b)
.................. 8,863 10,281
Entravision Communications Corp., Class A . 5,506 26,429
Interpublic Group of Cos., Inc. (The) ...... 11,176 372,273
News Corp., Class B ................ 11,736 216,412
TEGNA, Inc. ...................... 5,108 108,238
796,895
Metals & Mining — 1.9%
Commercial Metals Co. ............... 1,377 66,509
Reliance Steel & Aluminum Co. ......... 6,572 1,330,436
Royal Gold, Inc. .................... 2,982 336,131
SSR Mining, Inc.
(b)
.................. 10,308 161,526
Steel Dynamics, Inc. ................. 8,149 796,157
2,690,759
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Great Ajax Corp. ................... 14,590 105,777
Multiline Retail — 0.3%
Dillard's, Inc., Class A ................ 828 267,609
Kohl's Corp. ...................... 2,599 65,625
Macy's, Inc. ...................... 4,918 101,557
434,791
Multi-Utilities — 1.1%
Black Hills Corp. ................... 23,066 1,622,462
Oil, Gas & Consumable Fuels — 4.0%
Ardmore Shipping Corp.
(a)
............. 12,741 183,598
Chesapeake Energy Corp.
(b)
........... 5,540 522,810
Chord Energy Corp. ................. 869 118,888
Comstock Resources, Inc.
(b)
............ 9,808 134,468
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Devon Energy Corp. ................. 9,294 $ 571,674
EOG Resources, Inc. ................ 8,241 1,067,374
Magnolia Oil & Gas Corp., Class A
(b)
...... 35,511 832,733
Marathon Oil Corp. .................. 37,029 1,002,375
PBF Energy, Inc., Class A ............. 4,546 185,386
Scorpio Tankers, Inc. ................ 2,335 125,553
Targa Resources Corp. ............... 10,300 757,050
Texas Pacific Land Corp. .............. 28 65,638
World Fuel Services Corp. ............. 8,834 241,433
5,808,980
Personal Products — 0.3%
(a)
elf Beauty, Inc. .................... 3,799 210,085
Herbalife Nutrition Ltd. ............... 5,964 88,744
Honest Co., Inc. (The) ............... 6,818 20,522
Nature's Sunshine Products, Inc. ........ 1,667 13,870
Olaplex Holdings, Inc. ................ 14,277 74,383
407,604
Pharmaceuticals — 0.7%
Corcept Therapeutics, Inc.
(a)
........... 1,076 21,854
Jazz Pharmaceuticals plc
(a)
............ 108 17,205
Nektar Therapeutics
(a)(b)
............... 90,759 205,115
NGM Biopharmaceuticals, Inc.
(a)
......... 13,765 69,100
Perrigo Co. plc .................... 15,085 514,248
Reata Pharmaceuticals, Inc., Class A
(a)(b)
... 1,917 72,827
Revance Therapeutics, Inc.
(a)
........... 1,934 35,702
Tricida , Inc.
(a)
...................... 14,390 2,200
938,251
Professional Services — 2.3%
ASGN, Inc.
(a)
...................... 853 69,503
Booz Allen Hamilton Holding Corp. ....... 1,961 204,964
Insperity , Inc. ...................... 15,222 1,729,219
KBR, Inc.
(b)
....................... 17,959 948,235
Kelly Services, Inc., Class A
(b)
.......... 5,716 96,601
Kforce , Inc. ....................... 3,199 175,401
ManpowerGroup , Inc. ................ 187 15,560
Mistras Group, Inc.
(a)
................ 8,655 42,669
3,282,152
Real Estate Management & Development — 0.3%
(a)
Anywhere Real Estate, Inc.
(b)
........... 13,323 85,134
Compass, Inc., Class A ............... 7,105 16,554
Zillow Group, Inc., Class A ............. 1,547 48,282
Zillow Group, Inc., Class C ............ 9,842 317,011
466,981
Road & Rail — 0.3%
Covenant Logistics Group, Inc., Class A .... 3,357 116,051
Ryder System, Inc.
(b)
................ 1,350 112,820
Schneider National, Inc., Class B ........ 8,598 201,193
430,064
Semiconductors & Semiconductor Equipment — 2.8%
(a)
Allegro MicroSystems , Inc.
(b)
........... 2,389 71,718
Cirrus Logic, Inc.
(b)
.................. 10,176 757,908
First Solar, Inc. .................... 716 107,250
Lattice Semiconductor Corp. ........... 4,420 286,770
MaxLinear , Inc. .................... 9,168 311,254
Photronics , Inc. .................... 2,185 36,773
Semtech Corp. .................... 37,317 1,070,625
Silicon Laboratories, Inc.
(b)
............. 9,896 1,342,590
Synaptics , Inc. ..................... 931 88,594
4,073,482

2022
BlackRock Annual Report to Shareholders
BlackRock Advantage SMID Cap V.I. Fund
10
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Shares
Shares Value
Software — 6.8%
(a)
ACI Worldwide, Inc. ................. 23,377 $ 537,671
Alteryx , Inc., Class A ................. 1,010 51,177
Appfolio , Inc., Class A ................ 200 21,076
AppLovin Corp., Class A .............. 16,886 177,810
Asana, Inc., Class A ................. 11,981 164,978
Avaya Holdings Corp. ................ 35,041 6,868
Bill.com Holdings, Inc. ............... 6,091 663,675
Box, Inc., Class A ................... 9,034 281,228
Confluent, Inc., Class A ............... 1,131 25,154
Coupa Software, Inc. ................ 515 40,773
Domo, Inc., Class B ................. 14,135 201,282
Fair Isaac Corp. .................... 620 371,120
LivePerson , Inc. .................... 39,601 401,554
Manhattan Associates, Inc. ............ 12,561 1,524,905
Model N, Inc. ..................... 7,426 301,199
PagerDuty , Inc. .................... 33,541 890,849
Paylocity Holding Corp. ............... 6,928 1,345,833
PROS Holdings, Inc. ................ 1,386 33,624
Q2 Holdings, Inc. ................... 2,367 63,601
Qualys , Inc.
(b)
..................... 1,925 216,043
Rapid7, Inc. ...................... 9,237 313,873
RingCentral, Inc., Class A ............. 27,433 971,128
Sumo Logic, Inc. ................... 14,505 117,491
Tenable Holdings, Inc. ............... 5,274 201,203
Teradata Corp. .................... 16,060 540,580
UiPath , Inc., Class A ................. 4,475 56,877
Varonis Systems, Inc. ................ 11,789 282,229
9,803,801
Specialty Retail — 4.0%
Aaron's Co., Inc. (The) ............... 6,975 83,351
Asbury Automotive Group, Inc.
(a)
......... 341 61,124
AutoNation, Inc.
(a)
................... 4,797 514,718
Chico's FAS, Inc.
(a)
.................. 34,381 169,155
Conn's, Inc.
(a)
..................... 12,193 83,888
Dick's Sporting Goods, Inc.
(b)
........... 11,849 1,425,316
Foot Locker, Inc.
(b)
.................. 11,043 417,315
Gap, Inc. (The)
(b)
................... 30,387 342,765
Lithia Motors, Inc.
(b)
................. 2,815 576,343
MarineMax , Inc.
(a)
................... 6,249 195,094
Murphy USA, Inc. .................. 2,148 600,452
Shift Technologies, Inc., Class A
(a)
........ 13,287 1,979
Signet Jewelers Ltd.
(b)
................ 5,201 353,668
Williams-Sonoma, Inc.
(b)
.............. 8,537 981,072
5,806,240
Technology Hardware, Storage & Peripherals — 0.2%
(a)
Pure Storage, Inc., Class A ............ 10,495 280,846
Super Micro Computer, Inc. ............ 392 32,183
313,029
Textiles, Apparel & Luxury Goods — 2.0%
Carter's, Inc.
(b)
..................... 3,600 268,596
Crocs, Inc.
(a)
...................... 2,577 279,424
Deckers Outdoor Corp.
(a)
.............. 2,710 1,081,724
Ralph Lauren Corp., Class A
(b)
.......... 8,587 907,388
Tapestry, Inc. ...................... 7,129 271,472
2,808,604
Thrifts & Mortgage Finance — 1.7%
Essent Group Ltd. .................. 22,002 855,438
Federal Agricultural Mortgage Corp., Class C 10,608 1,195,628
MGIC Investment Corp. .............. 18,456 239,928
NMI Holdings, Inc., Class A
(a)
........... 1,975 41,277
Western New England Bancorp, Inc. ...... 8,847 83,693
2,415,964
Security
Shares
Shares Value
Trading Companies & Distributors — 2.3%
Applied Industrial Technologies, Inc. ...... 5,064 $ 638,216
Beacon Roofing Supply, Inc.
(a)
.......... 636 33,574
GATX Corp.
(b)
..................... 10,830 1,151,662
MRC Global, Inc.
(a)
.................. 6,677 77,320
Rush Enterprises, Inc., Class A ......... 23,137 1,209,602
SiteOne Landscape Supply, Inc.
(a)
........ 1,381 162,019
3,272,393
Wireless Telecommunication Services — 0.1%
United States Cellular Corp.
(a)(b)
......... 9,274 193,363
Total Common Stocks — 99.2%
(Cost: $153,036,408) ............................. 142,241,152
Rights
Pharmaceuticals — 0.0%
Zogenix , Inc.(Expires 12/31/2023)
(a)(c)
...... 1,527 1,038
Total Rights — 0.0%
(Cost: $1,038) ................................. 1,038
Total Long-Term Investments — 99.2%
(Cost: $153,037,446) ............................. 142,242,190
Short-Term Securities
Money Market Funds — 12.2%
(d)(e)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.03% ................... 1,262,746 1,262,746
SL Liquidity Series, LLC, Money Market Series,
4.49%
(f)
....................... 16,288,532 16,286,903
Total Short-Term Securities — 12.2%
(Cost: $17,546,318) .............................. 17,549,649
Total Investments — 111.4%
(Cost: $170,583,764 ) ............................. 159,791,839
Liabilities in Excess of Other Assets — (11.4)% ........... (16,312,211)
Net Assets — 100.0% ..............................
$ 143,479,628
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

BlackRock Advantage SMID Cap V.I. Fund
Schedule of Investments
11
Schedule of Investments
(continued)
December 31, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/22
Shares
Held at
12/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 1,731,585 $ — $ (468,839)
(a)
$ — $ — $ 1,262,746 1,262,746 $ 20,511 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 8,552,962 7,732,626
(a)
— (2,212) 3,527 16,286,903 16,288,532 47,107
(b)
—
$ (2,212) $ 3,527 $ 17,549,649 $ 67,618 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2022
BlackRock Annual Report to Shareholders
BlackRock Advantage SMID Cap V.I. Fund
12
Schedule of Investments
(continued)
December 31, 2022
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ...................................................... 8 03/17/23 $ 1,544 $ (32,202)
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 32,202 $ — $ — $ — $ 32,202
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended December 31, 2022, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (347,328) $ — $ — $ — $ (347,328)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (58,515) $ — $ — $ — $ (58,515)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,578,275

BlackRock Advantage SMID Cap V.I. Fund
Schedule of Investments
13
Schedule of Investments
(continued)
December 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 142,241,152 $ — $ — $ 142,241,152
Rights ................................................ — — 1,038 1,038
Short-Term Securities
Money Market Funds ...................................... 1,262,746 — — 1,262,746
$ 143,503,898 $ — $ 1,038 $ 143,504,936
Investments valued at NAV
(a)
...................................... 16,286,903
$ —
$ 159,791,839
$ —
Derivative Financial Instruments
(b)
Liabilities
Equity contracts ........................................... $ (32,202) $ — $ — $ (32,202)
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities

December 31, 2022
2022
BlackRock Annual Report to Shareholders
14
BlackRock
Advantage SMID
Cap V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 142,242,190
Investments, at value — affiliated
(c)
.......................................................................................... 17,549,649
Cash ............................................................................................................. 122,965
Cash pledged: –
Futures contracts .................................................................................................... 86,000
Foreign currency, at value
(d)
............................................................................................... 720
Receivables: –
Investments sold .................................................................................................... 755,667
Securities len ding income — affiliated ...................................................................................... 4,098
Capital shares sold ................................................................................................... 90
Dividends — unaffiliated ............................................................................................... 132,821
Dividends — affiliated ................................................................................................. 3,973
Prepaid expenses ..................................................................................................... 1,567
Total assets .........................................................................................................
160,899,740
LIABILITIES
Collateral on securities loaned ............................................................................................. 16,290,801
Payables: –
Investments purchased ................................................................................................ 724,159
Capital shares redeemed ............................................................................................... 143,849
Distribution fees ..................................................................................................... 1,652
Investment advisory fees .............................................................................................. 53,826
Directors' and Officer's fees ............................................................................................. 45
Professional fees .................................................................................................... 40,487
Transfer agent fees .................................................................................................. 87,289
Variation margin on futures contracts ....................................................................................... 4,367
Other accrued expenses ............................................................................................... 73,637
Total liabilities ........................................................................................................
17,420,112
NET ASSETS ........................................................................................................
$ 143,479,628
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 171,707,316
Accumulated loss ..................................................................................................... (28,227,688)
NET ASSETS ........................................................................................................
$ 143,479,628
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 153,037,446
(b)
  Securities loaned, at value .............................................................................................. $ 15,883,964
(c)
  Investments, at cost — affiliated .......................................................................................... $ 17,546,318
(d)
  Foreign currency, at cost ............................................................................................... $ 769
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2022
15
Financial Statements
See notes to financial statements.
BlackRock
Advantage SMID
Cap V.I. Fund
NET ASSET VALUE
Class I
Net assets ..........................................................................................................
$ 135,136,808
Shares outstanding ...................................................................................................
7,516,805
Net asset value ......................................................................................................
$ 17.98
Shares authorized ....................................................................................................
100 million
Par value ..........................................................................................................
$ 0.10
Class II
Net assets ..........................................................................................................
$ 2,041,582
Shares outstanding ...................................................................................................
114,011
Net asset value ......................................................................................................
$ 17.91
Shares authorized ....................................................................................................
100 million
Par value ..........................................................................................................
$ 0.10
Class III
Net assets ..........................................................................................................
$ 6,301,238
Shares outstanding ...................................................................................................
741,160
Net asset value ......................................................................................................
$ 8.50
Shares authorized ....................................................................................................
10 million
Par value ..........................................................................................................
$ 0.10

Statement of Operations

Year Ended December 31, 2022
2022
BlackRock Annual Report to Shareholders
16
See notes to financial statements.
BlackRock
Advantage SMID
Cap V.I. Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 2,470,072
Dividends — affiliated ................................................................................................. 20,511
Securities lending income — affiliated — net ................................................................................. 47,107
Foreign taxes withheld ................................................................................................ (6,860)
Total investment income .................................................................................................
2,530,830
EXPENSES
Investment advisory .................................................................................................. 1,170,865
Transfer agent — class specific .......................................................................................... 310,614
Professional ....................................................................................................... 55,311
Accounting services .................................................................................................. 54,912
Custodian ......................................................................................................... 37,760
Printing and postage ................................................................................................. 28,665
Distribution — class specific ............................................................................................ 18,877
Directors and Officer ................................................................................................. 7,984
Transfer agent ...................................................................................................... 5,000
Miscellaneous ...................................................................................................... 4,042
Total expenses .......................................................................................................
1,694,030
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (505,939)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (310,578)
Total expenses after fees waived and/or reimbursed ..............................................................................
877,513
Net investment income ..................................................................................................
1,653,317
REALIZED AND UNREALIZED GAIN (LOSS) $ (32,333,160)
Net realized loss from: $ –
Investments — unaffiliated ........................................................................................... (16,668,860)
Investments — affiliated ............................................................................................. (2,212)
Foreign currency transactions ......................................................................................... (19)
Futures contracts .................................................................................................. (347,328)
A
(17,018,419)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... (15,259,718)
Investments — affiliated ............................................................................................. 3,527
Foreign currency translations .......................................................................................... (35)
Futures contracts .................................................................................................. (58,515)
A
(15,314,741)
Net realized and unrealized loss ............................................................................................
(32,333,160)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ (30,679,843)

Statements of Changes in Net Assets
17
Financial Statements
BlackRock Advantage SMID Cap V.I. Fund
Year Ended 12/31/22 Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 1,653,317  $ 1,519,598
Net realized gain (loss) .............................................................................. (17,018,419) 52,344,050
Net change in unrealized appreciation (depreciation) .......................................................... (15,314,741) (29,373,263)
Net increase (decrease) in net assets resulting from operations ..................................................... (30,679,843) 24,490,385
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ (2,420,852) (52,649,242)
  Class II ....................................................................................... (34,139) (816,292)
  Class III ....................................................................................... (205,131) (3,231,043)
Decrease in net assets resulting from distributions to shareholders ................................................... (2,660,122) (56,696,577)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................... (12,015,735) 34,317,518
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (45,355,700) 2,111,326
Beginning of year .................................................................................... 188,835,328  186,724,002
End of year ........................................................................................
$ 143,479,628  $ 188,835,328
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders
18
BlackRock Advantage SMID Cap V.I. Fund
Class I
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of year ..................................
$ 21.92  $ 27.49  $ 24.65  $ 21.11  $ 25.63
Net investment income
(a)
........................................
0.20  0.23  0.28  0.35  0.34
Net realized and unrealized gain (loss) ...............................
(3.82) 3.13  4.57  5.74  (2.00)
Net increase (decrease) from investment operations ....................... (3.62) 3.36  4.85  6.09  (1.66)
Distributions
(b)
– – – – –
From net investment income .....................................
(0.18) (0.26) (0.30) (0.44) (0.34)
From net realized gain ..........................................
(0.14) (8.67) (1.71) (2.11) (2.52)
Total distributions .............................................. (0.32) (8.93) (2.01) (2.55) (2.86)
Net asset value, end of year ...................................... $ 17.98  $ 21.92  $ 27.49  $ 24.65  $ 21.11
Total Return
(c)
— — — — —
Based on net asset value ......................................... (16.48)% 13.64% 19.96% 28.98% (6.39)%
Ratios to Average Net Assets
(d)
Total expenses ................................................
1.07% 1.09% 1.06% 1.02% 1.03%
Total expenses after fees waived and/or reimbursed .......................
0.55% 0.55% 0.55% 0.55% 0.55%
Net investment income ..........................................
1.07% 0.80% 1.12% 1.45% 1.31%
Supplemental Data
Net assets, end of year (000) ....................................... $ 135,137  $ 179,034  $ 177,134  $ 168,415  $ 218,976
Portfolio turnover rate ............................................ 124% 216% 119% 135% 150%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
19
Financial Highlights
BlackRock Advantage SMID Cap V.I. Fund
Class II
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of year ..................................
$ 21.83  $ 27.41  $ 24.58  $ 21.06  $ 25.57
Net investment income
(a)
........................................
0.17  0.19  0.24  0.32  0.30
Net realized and unrealized gain (loss) ...............................
(3.80) 3.11  4.56  5.71  (1.99)
Net increase (decrease) from investment operations ....................... (3.63) 3.30  4.80  6.03  (1.69)
Distributions
(b)
– – – – –
From net investment income .....................................
(0.15) (0.21) (0.26) (0.40) (0.30)
From net realized gain ..........................................
(0.14) (8.67) (1.71) (2.11) (2.52)
Total distributions .............................................. (0.29) (8.88) (1.97) (2.51) (2.82)
Net asset value, end of year ...................................... $ 17.91  $ 21.83  $ 27.41  $ 24.58  $ 21.06
Total Return
(c)
— — — — —
Based on net asset value ......................................... (16.59)% 13.45% 19.82% 28.77% (6.53)%
Ratios to Average Net Assets
(d)
Total expenses ................................................
1.22% 1.24% 1.19% 1.21% 1.22%
Total expenses after fees waived and/or reimbursed .......................
0.70% 0.70% 0.70% 0.70% 0.70%
Net investment income ..........................................
0.92% 0.64% 0.97% 1.29% 1.16%
Supplemental Data
Net assets, end of year (000) ....................................... $ 2,042  $ 2,774  $ 3,036  $ 3,055  $ 2,742
Portfolio turnover rate ............................................ 124% 216% 119% 135% 150%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders
20
BlackRock Advantage SMID Cap V.I. Fund
Class III
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of year ..................................
$ 10.57  $ 17.50  $ 16.33  $ 14.66  $ 18.74
Net investment income
(a)
........................................
0.08  0.10  0.14  0.20  0.20
Net realized and unrealized gain (loss) ...............................
(1.86) 1.85  3.00  3.97  (1.46)
Net increase (decrease) from investment operations ....................... (1.78) 1.95  3.14  4.17  (1.26)
Distributions
(b)
– – – – –
From net investment income .....................................
(0.15) (0.21) (0.26) (0.39) (0.30)
From net realized gain ..........................................
(0.14) (8.67) (1.71) (2.11) (2.52)
Total distributions .............................................. (0.29) (8.88) (1.97) (2.50) (2.82)
Net asset value, end of year ...................................... $ 8.50  $ 10.57  $ 17.50  $ 16.33  $ 14.66
Total Return
(c)
— — — — —
Based on net asset value ......................................... (16.68)% 13.35% 19.65% 28.65% (6.65)%
Ratios to Average Net Assets
(d)
Total expenses ................................................
1.33% 1.34% 1.29% 1.31% 1.32%
Total expenses after fees wa ived and/or reimbursed .......................
0.80% 0.80% 0.80% 0.80% 0.80%
Net investment income ..........................................
0.83% 0.56% 0.87% 1.19% 1.06%
Supplemental Data
Net assets, end of year (000) ....................................... $ 6,301  $ 7,027  $ 6,553  $ 5,829  $ 5,073
Portfolio turnover rate ............................................ 124% 216% 119% 135% 150%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Notes to Financial Statements
21
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Advantage
SMID Cap V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I, Class II and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class II and
Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2022 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
22
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)
23
Notes to Financial Statements
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2022, certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
24
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets :
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
(b)
Barclays Capital, Inc. .............................. $ 2,013,787 $ (2,013,787) $ — $ —
BofA Securities, Inc. ............................... 46,497 (46,497) — —
Citigroup Global Markets, Inc. ........................ 1,618,858 (1,618,858) — —
Credit Suisse Securities (USA) LLC .................... 8,247 (8,247) — —
Goldman Sachs & Co. LLC .......................... 8,359,816 (8,359,816) — —
J.P. Morgan Securities LLC .......................... 1,848,851 (1,848,851) — —
Jefferies LLC .................................... 365,883 (365,883) — —
National Financial Services LLC ....................... 562,562 (562,562) — —
State Street Bank & Trust Co. ........................ 974,933 (974,933) — —
Toronto-Dominion Bank ............................ 76,370 (76,370) — —
UBS Securities LLC ............................... 8,160 (7,678) — 482
$ 15,883,964 $ (15,883,482) $ — $ 482
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of December 31, 2022. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.75%
$1 billion - $3 billion ..................................................................................................... 0.71
$3 billion - $5 billion ..................................................................................................... 0.68
$5 billion - $10 billion .................................................................................................... 0.65
Greater than $10 billion ................................................................................................... 0.64

Notes to Financial Statements
(continued)
25
Notes to Financial Statements
Distribution Fees:  The Company, on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2022, the following table shows the class specific distribution fees borne directly by each share class of the Fund:
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the year ended December 31, 2022 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 202 3 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”) , or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2022, the amount waived was $829.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual mana gement fee through June 30, 202 3 . The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors , or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2022, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager – class specific in the Statement of Operations. For the year ended December 31, 2022, class specific expense reimbursements were as follows:
Share Class Distribution Fees
Class II ............................................................................................................... 0.15%
Class III ............................................................................................................... 0.25
Share Class
Distribution
Fees
Class II ......................................................................................................... $ 3,474
Class III ......................................................................................................... 15,403
$ 18,877
Class I Class II Class III Total
Transfer agent fees - class specific ....................................................... $ 293,417 $ 4,623 $ 12,574 $ 310,614
Class I ................................................................................................................
0.07%
Class II ...............................................................................................................
0.09
Class III ...............................................................................................................
0.01
Fund Name/Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
BlackRock Advantage SMID Cap V.I. Fund
Class I ....................................................................................................... $ 190,070
Class II ...................................................................................................... 2,539
Class III ...................................................................................................... 11,957
$ 204,566

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
26
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2022, the Manager waived and/or reimbursed investment advisory fees of $505,110 and $106,012, which is included in fees waived and/or reimbursed by the Manager and transfer agent fees reimbursed by the Manager — class specific, respectively, in the Statement of Operations.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2022, the Fund paid BIM $11,019 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is c urrently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2022, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the year ended December 31, 2022, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the year ended December 31, 2022, purchases and sales of investments, excluding short-term securities, were $193,120,163 and $206,023,085, respectively.
Class I Class II Class III
Expense Limitations ................................................................. 0.55% 0.70% 0.80%
Purchases ............................................................................................................... $ 5,350,850
Sales ................................................................................................................... 6,447,637
Net Realized Loss .......................................................................................................... (361,853)

Notes to Financial Statements
(continued)
27
Notes to Financial Statements
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
The tax character of distributions paid was as follows:
As of December 31, 2022, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
As of December 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), are a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum,
(b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple
Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2022, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen.
Fund Name
Year Ended
12/31/22
Year Ended
12/31/21
BlackRock Advantage SMID Cap V.I. Fund
Ordinary income ........................................................................................... $ 2,365,571 $ 32,444,608
Long-term capital gains ...................................................................................... 294,551 24,251,969
$ 2,660,122 $ 56,696,577
Fund Name
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(a)
Total
BlackRock Advantage SMID Cap V.I. Fund ........................................... $ 43,632 $ (17,278,149) $ (10,993,171) $ (28,227,688)
(b)
The difference between book-basis and tax-basis net unrealized gains was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains
(losses) on certain futures contracts and the timing and recognition of partnership income.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Advantage SMID Cap V.I. Fund ................................ $ 170,975,700 $ 8,055,400 $ (19,239,261) $ (11,183,861)

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
28
An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

Notes to Financial Statements
(continued)
29
Notes to Financial Statements
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/22
Year Ended
12/31/21
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Advantage SMID Cap V.I. Fund
Class I
Shares sold .............................................
193,187 $ 3,819,123 85,189 $ 2,527,464
Shares issued in reinvestment of distributions ........................
138,289 2,420,852 2,451,975 52,649,242
Shares redeemed .........................................
(983,300) (18,643,422) (812,321) (23,889,109)
(651,824) $ (12,403,447) 1,724,843 $ 31,287,597
Class II
Shares sold .............................................
1,792 $ 33,091 639 $ 15,265
Shares issued in reinvestment of distributions ........................
1,964 34,139 38,094 816,292
Shares redeemed .........................................
(16,837) (313,761) (22,430) (668,458)
(13,081) $ (246,531) 16,303 $ 163,099
Class III
Shares sold .............................................
159,099 $ 1,417,316 72,357 $ 1,218,552
Shares issued in reinvestment of distributions ........................
24,660 205,131 308,406 3,231,043
Shares redeemed .........................................
(107,218) (988,204) (90,517) (1,582,773)
76,541 $ 634,243 290,246 $ 2,866,822
(588,364) $ (12,015,735) 2,031,392 $ 34,317,518

Report of Independent Registered Public Accounting Firm
2022
BlackRock Annual Report to Shareholders
30
To the Shareholders of BlackRock Advantage SMID Cap V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Advantage SMID Cap V.I. Fund of BlackRock Variable Series Funds, Inc. (the “Fund”),
including the schedule of investments, as of December 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2022, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 14, 2023
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in this Report
31
Glossary of Terms Used in this Report
Portfolio Abbreviation
S&P Standard & Poor's

December 31, 2022
Not FDIC Insured - May Lose Value - No Bank Guarantee
2022 Annual Report
BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Fund

Fund Summary
as of December 31, 2022
2022
BlackRock Annual Report to Shareholders
2
BlackRock Basic Value V.I. Fund
Investment Objective
BlackRock Basic Value V.I. Fund’s (the “Fund”) investment objective is to seek capital appreciation and, secondarily, income.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2022, the Fund outperformed its benchmark, the Russell 1000
®
Value Index.
What factors influenced performance?
The largest contribution to the Fund’s relative performance came from stock selection in the industrials sector. Notably, stock selection within the aerospace and defense and professional services industries boosted relative return. Investment decisions in financials also contributed to relative performance, led by security selection within banks and an underweight allocation to capital markets. Other notable contributors included the Fund’s underweight exposure to real estate, as well as allocation decisions within healthcare.
Conversely, allocation decisions within the consumer discretionary sector detracted the most from the Fund’s relative performance. Specifically, an overweight position in automobiles and auto components weighed on relative return. Allocation decisions within information technology (“IT”) also hurt relative results, most notably through investment decisions in technology hardware, storage and peripherals, and IT services.
Describe recent portfolio activity.
During the period, a combination of portfolio trading activity and market price changes resulted in the Fund increasing its exposure to the healthcare, communication services, and energy sectors. The Fund reduced its allocations to the industrials, utilities, and real estate sectors.
Describe portfolio positioning at period end.
The Fund’s largest absolute allocations were to the healthcare, financials, and IT sectors. Relative to the Russell 1000
®
Value Index, the Fund ended the period with the most
significant overweight exposures to the consumer discretionary, IT, and healthcare sectors. The Fund maintained its most significant underweight sector exposures to real estate, industrials, and utilities, maintaining no exposure to real estate at period end.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2022 (continued)
3
Fund Summary
BlackRock Basic Value V.I. Fund
GROWTH OF $10,000 INVESTMENT
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance-related fees and expenses.
(b)
The Fund invests primarily in equity securities that Fund management believes are undervalued, which means that their prices are less than Fund management believes they are worth.
(c)
An index that measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000
®
companies with lower price-to-book ratios and lower
expected growth values.
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)
.............................................................................. (4.92)% 6.44% 9.57%
Class II
(b)
............................................................................. (5.06) 6.26 9.39
Class III
(b)
............................................................................. (5.12) 6.15 9.27
Russell 1000
®
Value Index ................................................................. (7.54) 6.67 10.29
(a)
For a portion of the period, the Fund’s investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.
(b)
Average annual total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns.

Fund Summary
as of December 31, 2022 (continued)
2022
BlackRock Annual Report to Shareholders
4
BlackRock Basic Value V.I. Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(07/01/22)
Ending
Account Value
(12/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(07/01/22)
Ending
Account Value
(12/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,048.20 $ 3.67 $ 1,000.00 $ 1,021.63 $ 3.62 0.71%
Class II .................................. 1,000.00 1,047.90 4.54 1,000.00 1,020.77 4.48 0.88
Class III .................................. 1,000.00 1,047.20 5.11 1,000.00 1,020.21 5.04 0.99
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
SECTOR ALLOCATION
Sector
(a)
Percent of
Net Assets
Health Care ..................................... 21.8%
Financials ....................................... 19.4
Information Technology .............................. 13.2
Consumer Discretionary ............................. 12.8
Energy ......................................... 7.4
Communication Services ............................. 7.3
Industrials ....................................... 6.5
Consumer Staples ................................. 6.1
Materials ....................................... 3.3
Utilities ......................................... 2.2
Short-Term Securities ............................... 8.4
Liabilities in Excess of Other Assets ..................... (8.4)
(a)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Disclosure of Expenses
5
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the
Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

2022
BlackRock Annual Report to Shareholders
BlackRock Basic Value V.I. Fund
6
(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2022
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 3.5%
Airbus SE, ADR
(a)
................... 60,190 $ 1,785,235
BAE Systems plc, ADR
(a)
.............. 63,261 2,666,135
Huntington Ingalls Industries, Inc. ........ 6,038 1,392,846
L3Harris Technologies, Inc. ............ 24,460 5,092,817
10,937,033
Auto Components — 0.7%
Lear Corp. ....................... 18,463 2,289,781
Automobiles — 2.1%
General Motors Co. ................. 196,153 6,598,587
Banks — 11.1%
Citigroup, Inc. ..................... 198,251 8,966,893
Citizens Financial Group, Inc. .......... 129,070 5,081,486
First Citizens BancShares, Inc., Class A .... 10,726 8,134,169
JPMorgan Chase & Co. .............. 28,800 3,862,080
Wells Fargo & Co. .................. 203,119 8,386,784
34,431,412
Chemicals — 1.5%
Axalta Coating Systems Ltd.
(b)
.......... 175,700 4,475,079
Communications Equipment — 3.0%
Ciena Corp.
(a)(b)
.................... 82,970 4,229,811
Cisco Systems, Inc. ................. 102,919 4,903,061
9,132,872
Containers & Packaging — 1.8%
Sealed Air Corp. ................... 113,471 5,659,934
Diversified Financial Services — 2.9%
Apollo Global Management, Inc. ......... 109,798 7,004,014
Equitable Holdings, Inc. .............. 72,584 2,083,161
9,087,175
Diversified Telecommunication Services — 1.8%
Verizon Communications, Inc. .......... 143,139 5,639,677
Electric Utilities — 0.7%
American Electric Power Co., Inc.
(a)
....... 21,491 2,040,571
Food Products — 2.8%
Kraft Heinz Co. (The) ................ 150,170 6,113,421
Mondelez International, Inc., Class A ...... 38,790 2,585,353
8,698,774
Health Care Equipment & Supplies — 6.8%
Baxter International, Inc. .............. 96,590 4,923,192
Koninklijke Philips NV, NYRS
(a)
.......... 106,150 1,591,189
Medtronic plc ..................... 91,600 7,119,152
Zimmer Biomet Holdings, Inc. .......... 58,701 7,484,377
21,117,910
Health Care Providers & Services — 8.6%
Cardinal Health, Inc.
(a)
................ 47,160 3,625,189
Cigna Corp. ...................... 27,102 8,979,977
Humana, Inc. ..................... 13,426 6,876,663
Laboratory Corp. of America Holdings ..... 30,924 7,281,983
26,763,812
Household Durables — 1.8%
Panasonic Holdings Corp. ............. 652,700 5,462,460
Insurance — 5.4%
American International Group, Inc. ....... 111,847 7,073,204
Fidelity National Financial, Inc. .......... 127,195 4,785,076
Prudential plc, ADR
(a)
................ 68,180 1,873,586
Security
Shares
Shares Value
Insurance (continued)
Willis Towers Watson plc .............. 12,260 $ 2,998,551
16,730,417
Interactive Media & Services — 2.3%
Meta Platforms, Inc., Class A
(b)
.......... 59,710 7,185,502
Internet & Direct Marketing Retail — 1.5%
(b)
Alibaba Group Holding Ltd., ADR ........ 17,500 1,541,575
Amazon.com, Inc. .................. 37,280 3,131,520
4,673,095
IT Services — 6.5%
Cognizant Technology Solutions Corp., Class A 110,538 6,321,668
Fidelity National Information Services, Inc. .. 100,419 6,813,429
SS&C Technologies Holdings, Inc. ....... 99,267 5,167,840
Visa, Inc., Class A .................. 9,280 1,928,013
20,230,950
Machinery — 2.3%
Fortive Corp. ...................... 24,690 1,586,333
Komatsu Ltd. ..................... 253,500 5,479,181
7,065,514
Media — 2.5%
Comcast Corp., Class A .............. 174,328 6,096,250
Fox Corp., Class A .................. 49,460 1,502,100
7,598,350
Multiline Retail — 2.4%
Dollar General Corp. ................ 7,822 1,926,167
Dollar Tree, Inc.
(b)
................... 38,979 5,513,190
7,439,357
Multi-Utilities — 1.5%
Public Service Enterprise Group, Inc. ..... 76,004 4,656,765
Oil, Gas & Consumable Fuels — 7.4%
BP plc, ADR ...................... 268,761 9,387,821
Enterprise Products Partners LP
(a)
....... 133,540 3,220,985
EQT Corp. ....................... 101,055 3,418,691
Hess Corp. ....................... 11,370 1,612,493
Shell plc ......................... 189,320 5,337,085
22,977,075
Personal Products — 2.0%
Unilever plc, ADR
(a)
................. 120,861 6,085,351
Pharmaceuticals — 5.2%
AstraZeneca plc ................... 24,221 3,277,571
Bayer AG (Registered) ............... 96,348 4,959,042
Sanofi, ADR
(a)(b)
.................... 164,475 7,965,524
16,202,137
Professional Services — 0.7%
Dun & Bradstreet Holdings, Inc.
(a)
........ 173,290 2,124,535
Specialty Retail — 1.6%
Ross Stores, Inc. ................... 41,906 4,864,030
Technology Hardware, Storage & Peripherals — 3.7%
Samsung Electronics Co. Ltd. .......... 132,010 5,794,347
Western Digital Corp.
(b)
............... 177,680 5,605,804
11,400,151
Textiles, Apparel & Luxury Goods — 2.7%
(a)
Gildan Activewear, Inc. ............... 56,490 1,547,826
Ralph Lauren Corp., Class A ........... 63,551 6,715,434
8,263,260

BlackRock Basic Value V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Tobacco — 1.3%
Altria Group, Inc. ................... 51,570 $ 2,357,265
British American Tobacco plc, ADR
(a)
...... 42,120 1,683,957
4,041,222
Wireless Telecommunication Services — 0.7%
Rogers Communications, Inc., Class B .... 47,087 2,203,769
Total Common Stocks — 98.8%
(Cost: $314,070,526) ............................. 306,076,557
Investment Companies
SPDR S&P Biotech ETF
(a)
............. 43,080 3,575,640
Total Investment Companies — 1.2%
(Cost: $3,375,512) .............................. 3,575,640
Total Long-Term Investments — 100.0%
(Cost: $317,446,038) ............................. 309,652,197
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 8.4%
(c)(d)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.03% ................... 1,055,906 $ 1,055,906
SL Liquidity Series, LLC, Money Market Series,
4.49%
(e)
....................... 25,045,711 25,043,206
Total Short-Term Securities — 8.4%
(Cost: $26,096,239) .............................. 26,099,112
Total Investments — 108.4%
(Cost: $343,542,277 ) ............................. 335,751,309
Liabilities in Excess of Other Assets — (8.4)% ............ (26,002,745)
Net Assets — 100.0% ..............................
$ 309,748,564
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/21
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/22
Shares
Held at
12/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 2,032,614 $ — $ (976,708)
(a)
$ — $ — $ 1,055,906 1,055,906 $ 35,699 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 23,307,788 1,746,654
(a)
— (14,109) 2,873 25,043,206 25,045,711 97,000
(b)
—
$ (14,109) $ 2,873 $ 26,099,112 $ 132,699 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2022
BlackRock Annual Report to Shareholders
BlackRock Basic Value V.I. Fund
8
Schedule of Investments
(continued)
December 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 10,937,033 $ — $ — $ 10,937,033
Auto Components ...................................... 2,289,781 — — 2,289,781
Automobiles .......................................... 6,598,587 — — 6,598,587
Banks ............................................... 34,431,412 — — 34,431,412
Chemicals ............................................ 4,475,079 — — 4,475,079
Communications Equipment ................................ 9,132,872 — — 9,132,872
Containers & Packaging .................................. 5,659,934 — — 5,659,934
Diversified Financial Services ............................... 9,087,175 — — 9,087,175
Diversified Telecommunication Services ........................ 5,639,677 — — 5,639,677
Electric Utilities ........................................ 2,040,571 — — 2,040,571
Food Products ......................................... 8,698,774 — — 8,698,774
Health Care Equipment & Supplies ........................... 21,117,910 — — 21,117,910
Health Care Providers & Services ............................ 26,763,812 — — 26,763,812
Household Durables ..................................... — 5,462,460 — 5,462,460
Insurance ............................................ 16,730,417 — — 16,730,417
Interactive Media & Services ............................... 7,185,502 — — 7,185,502
Internet & Direct Marketing Retail ............................ 4,673,095 — — 4,673,095
IT Services ........................................... 20,230,950 — — 20,230,950
Machinery ............................................ 1,586,333 5,479,181 — 7,065,514
Media ............................................... 7,598,350 — — 7,598,350
Multiline Retail ......................................... 7,439,357 — — 7,439,357
Multi-Utilities .......................................... 4,656,765 — — 4,656,765
Oil, Gas & Consumable Fuels ............................... 17,639,990 5,337,085 — 22,977,075
Personal Products ...................................... 6,085,351 — — 6,085,351
Pharmaceuticals ....................................... 7,965,524 8,236,613 — 16,202,137
Professional Services .................................... 2,124,535 — — 2,124,535
Specialty Retail ........................................ 4,864,030 — — 4,864,030
Technology Hardware, Storage & Peripherals .................... 5,605,804 5,794,347 — 11,400,151
Textiles, Apparel & Luxury Goods ............................ 8,263,260 — — 8,263,260
Tobacco ............................................. 4,041,222 — — 4,041,222
Wireless Telecommunication Services ......................... 2,203,769 — — 2,203,769
Investment Companies .................................... 3,575,640 — — 3,575,640
Short-Term Securities
Money Market Funds ...................................... 1,055,906 — — 1,055,906
$ 280,398,417 $ 30,309,686 $ — $ 310,708,103
Investments valued at NAV
(a)
...................................... 25,043,206
$ —
$ 335,751,309
$ —
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Statement of Assets and Liabilities
December 31, 2022
9
Financial Statements
BlackRock Basic
Value V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 309,652,197
Investments, at value — affiliated
(c)
.......................................................................................... 26,099,112
Foreign currency, at value
(d)
............................................................................................... 13,999
Receivables: –
Securities lending income — affiliated ...................................................................................... 15,731
Capital shares sold ................................................................................................... 4,399
Dividends — unaffiliated ............................................................................................... 432,104
Dividends — affiliated ................................................................................................. 4,495
Prepaid expenses ..................................................................................................... 2,684
Total assets .........................................................................................................
336,224,721
LIABILITIES
Collateral on securities loaned ............................................................................................. 25,082,481
Payables: –
Capital shares redeemed ............................................................................................... 904,447
Distribution fees ..................................................................................................... 13,872
Investment advisory fees .............................................................................................. 160,060
Directors' and Officer's fees ............................................................................................. 24
Professional fees .................................................................................................... 45,435
Transfer agent fees .................................................................................................. 202,590
Other accrued expenses ............................................................................................... 67,248
Total liabilities ........................................................................................................
26,476,157
NET ASSETS ........................................................................................................
$ 309,748,564
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 316,836,965
Accumulated loss ..................................................................................................... (7,088,401)
NET ASSETS ........................................................................................................
$ 309,748,564
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 317,446,038
(b)
  Securities loaned, at value .............................................................................................. $ 24,582,233
(c)
  Investments, at cost — affiliated .......................................................................................... $ 26,096,239
(d)
  Foreign currency, at cost ............................................................................................... $ 14,389
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2022
2022
BlackRock Annual Report to Shareholders
10
See notes to financial statements.
BlackRock Basic
Value V.I. Fund
NET ASSET VALUE
Class I
Net assets ..........................................................................................................
$ 243,526,469
Shares outstanding ...................................................................................................
20,721,000
Net asset value ......................................................................................................
$ 11.75
Shares authorized ....................................................................................................
300 million
Par value ..........................................................................................................
$ 0.10
Class II
Net assets ..........................................................................................................
$ 2,960,380
Shares outstanding ...................................................................................................
253,097
Net asset value ......................................................................................................
$ 11.70
Shares authorized ....................................................................................................
100 million
Par value ..........................................................................................................
$ 0.10
Class III
Net assets ..........................................................................................................
$ 63,261,715
Shares outstanding ...................................................................................................
5,450,114
Net asset value ......................................................................................................
$ 11.61
Shares authorized ....................................................................................................
100 million
Par value ..........................................................................................................
$ 0.10

Statement of Operations
Year Ended December 31, 2022
11
Financial Statements
See notes to financial statements.
BlackRock Basic
Value V.I. Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 7,244,419
Dividends — affiliated ................................................................................................. 35,699
Securities lending income — affiliated — net ................................................................................. 97,000
Foreign taxes withheld ................................................................................................ (162,039)
Total investment income .................................................................................................
7,215,079
EXPENSES
Investment advisory .................................................................................................. 2,014,509
Transfer agent — class specific .......................................................................................... 658,947
Distribution — class specific ............................................................................................ 179,840
Accounting services .................................................................................................. 64,092
Professional ....................................................................................................... 57,409
Custodian ......................................................................................................... 14,380
Directors and Officer ................................................................................................. 9,099
Transfer agent ...................................................................................................... 5,000
Miscellaneous ...................................................................................................... 6,006
Total expenses .......................................................................................................
3,009,282
Less: –
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (435,845)
Fees waived and/or reimbursed by the Manager ............................................................................... (1,522)
Total expenses after fees waived and/or reimbursed ..............................................................................
2,571,915
Net investment income ..................................................................................................
4,643,164
REALIZED AND UNREALIZED GAIN (LOSS) $ (22,532,637)
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 31,599,821
Investments — affiliated ............................................................................................. (14,109)
Foreign currency transactions ......................................................................................... (15,468)
A
31,570,244
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... (54,105,065)
Investments — affiliated ............................................................................................. 2,873
Foreign currency translations .......................................................................................... (689)
A
(54,102,881)
Net realized and unrealized loss ............................................................................................
(22,532,637)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ (17,889,473)

Statements of Changes in Net Assets

2022
BlackRock Annual Report to Shareholders
12
See notes to financial statements.
BlackRock Basic Value V.I. Fund
Year Ended 12/31/22 Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 4,643,164  $ 4,480,330
Net realized gain .................................................................................. 31,570,244  49,054,687
Net change in unrealized appreciation (depreciation) .......................................................... (54,102,881) 12,538,847
Net increase (decrease) in net assets resulting from operations ..................................................... (17,889,473) 66,073,864
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ (28,722,009) (44,309,212)
  Class II ....................................................................................... (354,145) (594,410)
  Class III ....................................................................................... (7,411,948) (10,755,633)
Decrease in net assets resulting from distributions to shareholders ................................................... (36,488,102) (55,659,255)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................... (988,457) 47,307,035
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (55,366,032) 57,721,644
Beginning of year .................................................................................... 365,114,596  307,392,952
End of year ........................................................................................
$ 309,748,564  $ 365,114,596
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
13
Financial Highlights
BlackRock Basic Value V.I. Fund
Class I
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of year ..................................
$ 13.99  $ 13.58  $ 13.75  $ 12.39  $ 15.60
Net investment income
(a)
........................................
0.19  0.20  0.26  0.31  0.28
Net realized and unrealized gain (loss) ...............................
(0.90) 2.68  0.18  2.63  (1.51)
Net increase (decrease) from investment operations ....................... (0.71) 2.88  0.44  2.94  (1.23)
Distributions
(b)
– – – – –
From net investment income .....................................
(0.19) (0.20) (0.30) (0.35) (0.29)
From net realized gain ..........................................
(1.34) (2.27) (0.31) (1.23) (1.69)
Total distributions .............................................. (1.53) (2.47) (0.61) (1.58) (1.98)
Net asset value, end of year ...................................... $ 11.75  $ 13.99  $ 13.58  $ 13.75  $ 12.39
Total Return
(c)
— — — — —
Based on net asset value ......................................... (4.92)% 21.67% 3.43% 23.91% (7.85)%
Ratios to Average Net Assets
(d)
Total expenses ................................................
0.84% 0.85% 0.87% 0.84% 0.85%
Total expenses after fees waived and/or reimbursed .......................
0.71% 0.72% 0.73% 0.73% 0.72%
Net investment income ..........................................
1.44% 1.32% 2.14% 2.20% 1.80%
Supplemental Data
Net assets, end of year (000) ....................................... $ 243,526  $ 287,095  $ 270,007  $ 288,543  $ 326,873
Portfolio turnover rate ............................................ 63% 67% 89% 45% 32%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders
14
BlackRock Basic Value V.I. Fund
Class II
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of year ..................................
$ 13.93  $ 13.52  $ 13.70  $ 12.35  $ 15.56
Net investment income
(a)
........................................
0.17  0.18  0.24  0.27  0.26
Net realized and unrealized gain (loss) ...............................
(0.90) 2.67  0.17  2.64  (1.52)
Net increase (decrease) from investment operations ....................... (0.73) 2.85  0.41  2.91  (1.26)
Distributions
(b)
– – – – –
From net investment income .....................................
(0.16) (0.17) (0.28) (0.33) (0.26)
From net realized gain ..........................................
(1.34) (2.27) (0.31) (1.23) (1.69)
Total distributions .............................................. (1.50) (2.44) (0.59) (1.56) (1.95)
Net asset value, end of year ...................................... $ 11.70  $ 13.93  $ 13.52  $ 13.70  $ 12.35
Total Return
(c)
— — — — —
Based on net asset value ......................................... (5.06)% 21.56% 3.21% 23.71% (8.06)%
Ratios to Average Net Assets
(d)
Total expenses ................................................
1.00% 1.01% 1.02% 1.02% 1.02%
Total expenses after fees waived and/or reimbursed .......................
0.88% 0.89% 0.90% 0.90% 0.89%
Net investment income ..........................................
1.27% 1.15% 1.97% 1.97% 1.63%
Supplemental Data
Net assets, end of year (000) ....................................... $ 2,960  $ 3,863  $ 3,802  $ 4,218  $ 3,829
Portfolio turnover rate ............................................ 63% 67% 89% 45% 32%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
15
Financial Highlights
BlackRock Basic Value V.I. Fund
Class III
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of year ..................................
$ 13.83  $ 13.46  $ 13.62  $ 12.29  $ 15.48
Net investment income
(a)
........................................
0.15  0.16  0.23  0.26  0.24
Net realized and unrealized gain (loss) ...............................
(0.88) 2.65  0.16  2.61  (1.50)
Net increase (decrease) from investment operations ....................... (0.73) 2.81  0.39  2.87  (1.26)
Distributions
(b)
– – – – –
From net investment income .....................................
(0.15) (0.17) (0.24) (0.31) (0.24)
From net realized gain ..........................................
(1.34) (2.27) (0.31) (1.23) (1.69)
Total distributions .............................................. (1.49) (2.44) (0.55) (1.54) (1.93)
Net asset value, end of year ...................................... $ 11.61  $ 13.83  $ 13.46  $ 13.62  $ 12.29
Total Return
(c)
— — — — —
Based on net asset value ......................................... (5.12)% 21.34% 3.13% 23.53% (8.11)%
Ratios to Average Net Assets
(d)
Total expenses ................................................
1.11% 1.11% 1.12% 1.13% 1.15%
Total expenses after fees waived and/or reimbursed .......................
0.99% 0.99% 1.01% 1.01% 1.00%
Net investment income ..........................................
1.16% 1.04% 1.94% 1.86% 1.52%
Supplemental Data
Net assets, end of year (000) ....................................... $ 63,262  $ 74,157  $ 33,584  $ 63,378  $ 57,661
Portfolio turnover rate ............................................ 63% 67% 89% 45% 32%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Notes to Financial Statements
2022
BlackRock Annual Report to Shareholders
16
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Basic Value
V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I, Class II and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class II and Class III
Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2022 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation

Notes to Financial Statements
(continued)
17
Notes to Financial Statements
of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2022, certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
18
and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Distribution Fees:  The Company, on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2022, the following table shows the class specific distribution fees borne directly by each share class of the Fund:
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Barclays Capital, Inc. .............................. $ 3,235,591 $ (3,235,591) $ — $ —
Citigroup Global Markets, Inc. ........................ 1,946,093 (1,946,093) — —
Credit Suisse Securities (USA) LLC .................... 270,866 (270,866) — —
Goldman Sachs & Co. LLC .......................... 7,937,442 (7,937,442) — —
J.P. Morgan Securities LLC .......................... 4,382,854 (4,382,854) — —
Morgan Stanley .................................. 4,257,491 (4,257,491) — —
Toronto-Dominion Bank ............................ 2,551,896 (2,551,896) — —
$ 24,582,233 $ (24,582,233) $ — $ —
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.60%
$1 billion - $3 billion ..................................................................................................... 0.56
$3 billion - $5 billion ..................................................................................................... 0.54
$5 billion - $10 billion .................................................................................................... 0.52
Greater than $10 billion ................................................................................................... 0.51
Share Class Distribution Fees
Class II ............................................................................................................... 0.15%
Class III ............................................................................................................... 0.25
Share Class
Distribution
Fees
Class II ......................................................................................................... $ 5,279
Class III ......................................................................................................... 174,561
$ 179,840

Notes to Financial Statements
(continued)
19
Notes to Financial Statements
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations. For the year ended December 31, 2022 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not "interested persons" of the Company, as defined in the 1940 Act
("Independent Directors"), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year  ended December 31, 2022 , the amount waived was $1,522.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2022, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager – class specific in the Statement of Operations. For the year ended December 31, 2022, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2022, there were no fees waived and/
or reimbursed by the Manager pursuant to this agreement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Class I Class II Class III Total
Transfer agent fees - class specific ....................................................... $ 505,744 $ 7,110 $ 146,093 $ 658,947
Class I ................................................................................................................
0.06%
Class II ...............................................................................................................
0.08
Class III ...............................................................................................................
0.09
Fund Name/Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
BlackRock Basic Value V.I. Fund
Class I ....................................................................................................... $ 348,299
Class II ...................................................................................................... 4,295
Class III ...................................................................................................... 83,251
$ 435,845
Class I Class II Class III
Expense Limitations ................................................................. 1.25% 1.40% 1.50%

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
20
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2022, the Fund paid BIM $22,687 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2022, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
6. PURCHASES AND SALES
For the year ended December 31, 2022, purchases and sales of investments, excluding short-term securities, were $209,361,905 and $240,252,373, respectively.
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
The tax character of distributions paid was as follows:
As of December 31, 2022, the tax components of accumulated earnings (loss) were as follows:
(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the timing and recognition of partnership income.
Fund Name
Year Ended
12/31/22
Year Ended
12/31/21
BlackRock Basic Value V.I. Fund
Ordinary income ........................................................................................... $ 7,584,203 $ 33,803,252
Long-term capital gains ...................................................................................... 28,903,899 21,856,003
$ 36,488,102 $ 55,659,255
Fund Name
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Net Unrealized
Gains (Losses)
(a)
Total
BlackRock Basic Value V.I. Fund ................................................. $ 679,420 $ 315,074 $ (8,082,895) $ (7,088,401)

Notes to Financial Statements
(continued)
21
Notes to Financial Statements
As of December 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), are a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum,
(b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple
Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2022, the Fund did not borrow under the credit agreement.
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen.
An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Basic Value V.I. Fund ....................................... $ 344,214,856 $ 23,243,491 $ (31,707,038) $ (8,463,547)

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
22
markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/22
Year Ended
12/31/21
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Basic Value V.I. Fund
Class I
Shares sold .............................................
644,774 $ 8,730,930 448,450 $ 6,908,585
Shares issued in reinvestment of distributions ........................
2,446,283 28,722,009 3,185,710 44,309,212
Shares redeemed .........................................
(2,889,874) (38,456,354) (3,001,612) (46,403,958)
201,183 $ (1,003,415) 632,548 $ 4,813,839
Class II
Shares sold .............................................
4,168 $ 52,882 369 $ 5,716
Shares issued in reinvestment of distributions ........................
30,276 354,145 42,916 594,410
Shares redeemed .........................................
(58,720) (762,352) (47,060) (716,180)
(24,276) $ (355,325) (3,775) $ (116,054)
Class III
Shares sold .............................................
978,901 $ 13,182,119 2,641,467 $ 40,469,693
Shares issued in reinvestment of distributions ........................
638,546 7,411,948 787,334 10,755,633
Shares redeemed .........................................
(1,527,720) (20,223,784) (563,482) (8,616,076)
89,727 $ 370,283 2,865,319 $ 42,609,250
266,634 $ (988,457) 3,494,092 $ 47,307,035

Report of Independent Registered Public Accounting Firm
23
Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock Basic Value V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Basic Value V.I. Fund of BlackRock Variable Series Funds, Inc. (the “Fund”), including the schedule of investments, as of December 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2022, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 14, 2023
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in this Report
2022
BlackRock Annual Report to Shareholders
24
Portfolio Abbreviation
ADR American Depositary Receipts
ETF Exchange-Traded Fund
NYRS New York Registered Shares
S&P Standard & Poor's
SPDR Standard & Poor’s Depositary Receipts

December 31, 2022
Not FDIC Insured - May Lose Value - No Bank Guarantee
2022 Annual Report
BlackRock Variable Series Funds, Inc.
BlackRock Capital Appreciation V.I. Fund

Fund Summary
as of December 31, 2022
2022
BlackRock Annual Report to Shareholders
2
BlackRock Capital Appreciation V.I. Fund
Investment Objective
BlackRock Capital Appreciation V.I. Fund’s (the “Fund”) investment objective is to seek long-term growth of capital.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2022, the Fund underperformed its benchmark, the Russell 1000
®
Growth Index, and the broad-market S&P 500
®
Index. The
following discussion of relative performance pertains to the Russell 1000
®
Growth Index.
What factors influenced performance?
From a sector perspective, the largest detractors from the Fund’s relative performance were investment decisions within the communication services, information technology
(“IT”), and consumer staples sectors. Within communication services, an overweight allocation to the interactive media and service industry, most notably through an overweight position in Match Group Inc., detracted from relative performance. Stock selection in the semiconductor and semiconductor equipment industry within IT, particularly in an off-benchmark position in Marvell Technology Inc., was also a detractor. Lastly, positioning within consumer staples weighed on relative performance, with the Fund’s lack of exposure to the beverages sub-sector most notably detracting.
Conversely, the largest contributor to relative performance was positioning within the energy sector. An overweight position in Pioneer Natural Resources within the oil, gas and consumable fuels industry benefited the Fund. Elsewhere, positioning in the aerospace and defense industry within industrials, specifically an overweight position in
TransDigm Group Inc., contributed to performance. Lastly, stock selection among healthcare providers and services proved beneficial in the healthcare sector, most notably from an overweight position in UnitedHealth Group Inc.
Describe recent portfolio activity.
During the period, the most notable increase in the Fund’s sector weightings was to healthcare, particularly within the healthcare equipment and supplies industry. Exposure to IT increased as well. Conversely, the Fund’s exposure to communication services sector decreased the most, due to a reduced allocation to the interactive media and services industry. Exposure to the consumer discretionary sector decreased as well.
Describe portfolio positioning at period end.
Relative to its benchmark, the Fund ended the period with its largest overweight positions relative to the benchmark in the healthcare sector, followed by consumer discretionary and financials. The Fund’s largest underweight position was in consumer staples, followed by industrials and real estate.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2022 (continued)
3
Fund Summary
BlackRock Capital Appreciation V.I. Fund
GROWTH OF $10,000 INVESTMENT
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance-related fees and expenses.
(b)
The Fund invests primarily in a diversified portfolio consisting primarily of common stock of U.S. companies that the Fund management believes have exhibited above-average growth rates in earnings over the long-term.
(c)
An index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000
®
companies with higher price-to-book ratios and higher
forecasted growth values.
(d)
An unmanaged index that covers 500 leading companies and captures approximately 80% coverage of available market capitalization.
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)
.............................................................................. (37.64)% 7.70% 11.65%
Class III
(b)
............................................................................. (37.81) 7.41 11.35
Russell 1000
®
Growth Index ............................................................... (29.14) 10.96 14.10
S&P 500
®
Index ........................................................................ (18.11) 9.42 12.56
(a)
For a portion of the period, the Fund’s investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.
(b)
Average annual total returns are based on changes in net asset value for the periods shown, and assume reinvestment of all distributions at net asset value on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns.

Fund Summary
as of December 31, 2022 (continued)
2022
BlackRock Annual Report to Shareholders
4
BlackRock Capital Appreciation V.I. Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(07/01/22)
Ending
Account Value
(12/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(07/01/22)
Ending
Account Value
(12/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 937.30 $ 3.91 $ 1,000.00 $ 1,021.17 $ 4.08 0.80%
Class III .................................. 1,000.00 936.20 5.17 1,000.00 1,019.86 5.40 1.06
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
SECTOR ALLOCATION
Sector
(a)
Percent of
Net Assets
Information Technology .............................. 43.9%
Health Care ..................................... 17.8
Consumer Discretionary ............................. 16.7
Communication Services ............................. 7.2
Financials ....................................... 5.3
Industrials ....................................... 4.7
Energy ......................................... 1.7
Materials ....................................... 1.4
Real Estate ...................................... 0.6
Short-Term Securities ............................... 0.6
Other Assets Less Liabilities .......................... 0.1
(a)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Disclosure of Expenses
5
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the
Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

2022
BlackRock Annual Report to Shareholders
BlackRock Capital Appreciation V.I. Fund
6
(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2022
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.7%
TransDigm Group, Inc. ............... 6,795 $ 4,278,472
Automobiles — 1.9%
Tesla, Inc.
(a)
....................... 23,839 2,936,488
Capital Markets — 5.3%
Blackstone, Inc. .................... 25,639 1,902,158
MSCI, Inc. ....................... 3,864 1,797,417
S&P Global, Inc. ................... 13,911 4,659,350
8,358,925
Chemicals — 1.4%
Sherwin-Williams Co. (The) ............ 9,058 2,149,735
Commercial Services & Supplies — 2.0%
Cintas Corp. ...................... 4,035 1,822,286
Waste Connections, Inc. .............. 9,921 1,315,128
3,137,414
Equity Real Estate Investment Trusts (REITs) — 0.6%
Prologis, Inc. ...................... 8,218 926,415
Health Care Equipment & Supplies — 5.5%
(a)
Boston Scientific Corp. ............... 53,710 2,485,162
IDEXX Laboratories, Inc. .............. 6,421 2,619,511
Intuitive Surgical, Inc. ................ 13,911 3,691,284
8,795,957
Health Care Providers & Services — 3.7%
UnitedHealth Group, Inc. .............. 11,018 5,841,523
Hotels, Restaurants & Leisure — 3.1%
Chipotle Mexican Grill, Inc.
(a)
........... 1,506 2,089,560
Evolution AB
(b)(c)
.................... 29,668 2,889,795
4,979,355
Interactive Media & Services — 6.2%
(a)
Alphabet, Inc., Class A ............... 85,200 7,517,196
Match Group, Inc. .................. 55,695 2,310,786
9,827,982
Internet & Direct Marketing Retail — 6.0%
Amazon.com, Inc.
(a)
................. 114,021 9,577,764
IT Services — 8.4%
Adyen NV, ADR
(a)
................... 44,649 616,156
Mastercard, Inc., Class A .............. 12,470 4,336,193
MongoDB, Inc., Class A
(a)
............. 1,553 305,692
Visa, Inc., Class A .................. 38,568 8,012,888
13,270,929
Life Sciences Tools & Services — 5.1%
Danaher Corp. .................... 14,162 3,758,878
Lonza Group AG (Registered) .......... 4,144 2,034,188
Thermo Fisher Scientific, Inc. ........... 4,264 2,348,142
8,141,208
Oil, Gas & Consumable Fuels — 1.7%
Cheniere Energy, Inc. ................ 14,016 2,101,839
EQT Corp.
(d)
...................... 16,765 567,160
2,668,999
Pharmaceuticals — 3.5%
AstraZeneca plc, ADR ............... 43,736 2,965,301
Zoetis, Inc., Class A ................. 17,776 2,605,073
5,570,374
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment — 9.7%
Advanced Micro Devices, Inc.
(a)
......... 45,462 $ 2,944,574
ASML Holding NV (Registered), NYRS .... 9,604 5,247,626
KLA Corp. ........................ 8,449 3,185,526
Marvell Technology, Inc. .............. 33,991 1,259,027
NVIDIA Corp. ..................... 19,117 2,793,758
15,430,511
Software — 17.6%
Bill.com Holdings, Inc.
(a)
.............. 10,057 1,095,811
Cadence Design Systems, Inc.
(a)
........ 18,173 2,919,311
Intuit, Inc. ........................ 17,191 6,691,081
Microsoft Corp. .................... 57,528 13,796,365
ServiceNow, Inc.
(a)
.................. 8,876 3,446,284
27,948,852
Specialty Retail — 0.6%
Ross Stores, Inc. ................... 8,698 1,009,577
Technology Hardware, Storage & Peripherals — 8.2%
Apple, Inc. ....................... 100,853 13,103,830
Textiles, Apparel & Luxury Goods — 5.1%
LVMH Moet Hennessy Louis Vuitton SE .... 5,708 4,153,673
NIKE, Inc., Class B ................. 34,250 4,007,593
8,161,266
Total Common Stocks — 98.3%
(Cost: $149,132,607) ............................. 156,115,576
Preferred Securities
Preferred Stocks — 1.0%
Media — 1.0%
ByteDance Ltd., Series E-1 (Acquired 11/11/20,
cost $1,061,774)
(e)(f)
............... 9,690 1,596,979
Total Preferred Securities — 1.0%
(Cost: $1,061,774) .............................. 1,596,979
Total Long-Term Investments — 99.3%
(Cost: $150,194,381) ............................. 157,712,555
Short-Term Securities
Money Market Funds — 0.6%
(g)(h)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.03% ................... 411,048 411,048
SL Liquidity Series, LLC, Money Market Series,
4.49%
(i)
....................... 577,099 577,041
Total Short-Term Securities — 0.6%
(Cost: $988,089) ................................ 988,089
Total Investments — 99.9%
(Cost: $151,182,470 ) ............................. 158,700,644
Other Assets Less Liabilities — 0.1% ................... 237,912
Net Assets — 100.0% ..............................
$ 158,938,556

BlackRock Capital Appreciation V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
All or a portion of this security is on loan.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,596,979, representing 1.00% of its net assets as of period end, and an original cost of $1,061,774.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
Affiliate of the Fund.
(h)
Annualized 7-day yield as of period end.
(i)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/21
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/22
Shares
Held at
12/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 81,873 $ 329,175
(a)
$ — $ — $ — $ 411,048 411,048 $ 56,093 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 9,875,432 — (9,299,070)
(a)
300 379 577,041 577,099 9,083
(b)
—
$ 300 $ 379 $ 988,089 $ 65,176 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2022
BlackRock Annual Report to Shareholders
BlackRock Capital Appreciation V.I. Fund
8
Schedule of Investments
(continued)
December 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 4,278,472 $ — $ — $ 4,278,472
Automobiles .......................................... 2,936,488 — — 2,936,488
Capital Markets ........................................ 8,358,925 — — 8,358,925
Chemicals ............................................ 2,149,735 — — 2,149,735
Commercial Services & Supplies ............................. 3,137,414 — — 3,137,414
Equity Real Estate Investment Trusts (REITs) .................... 926,415 — — 926,415
Health Care Equipment & Supplies ........................... 8,795,957 — — 8,795,957
Health Care Providers & Services ............................ 5,841,523 — — 5,841,523
Hotels, Restaurants & Leisure .............................. 2,089,560 2,889,795 — 4,979,355
Interactive Media & Services ............................... 9,827,982 — — 9,827,982
Internet & Direct Marketing Retail ............................ 9,577,764 — — 9,577,764
IT Services ........................................... 13,270,929 — — 13,270,929
Life Sciences Tools & Services .............................. 6,107,020 2,034,188 — 8,141,208
Oil, Gas & Consumable Fuels ............................... 2,668,999 — — 2,668,999
Pharmaceuticals ....................................... 5,570,374 — — 5,570,374
Semiconductors & Semiconductor Equipment .................... 15,430,511 — — 15,430,511
Software ............................................. 27,948,852 — — 27,948,852
Specialty Retail ........................................ 1,009,577 — — 1,009,577
Technology Hardware, Storage & Peripherals .................... 13,103,830 — — 13,103,830
Textiles, Apparel & Luxury Goods ............................ 4,007,593 4,153,673 — 8,161,266
Preferred Securities ....................................... — — 1,596,979 1,596,979
Short-Term Securities
Money Market Funds ...................................... 411,048 — — 411,048
$ 147,448,968 $ 9,077,656 $ 1,596,979 $ 158,123,603
Investments valued at NAV
(a)
...................................... 577,041
$ —
$ 158,700,644
$ —
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Preferred
Securities Total
Investments
Assets
Opening balance, as of December 31, 2021 ................................................................................... $ 1,641,880 $ 1,641,880
Transfers into Level 3 ................................................................................................. — —
Transfers out of Level 3 ................................................................................................ — —
Accrued discounts/premiums ............................................................................................. — —
Net realized gain .................................................................................................... 19,548 19,548
Net change in unrealized depreciation
(a)(b)
.................................................................................... (7,721) (7,721)
Purchases ......................................................................................................... — —
Sales ............................................................................................................ (56,728) (56,728)
Closing balance, as of December 31, 2022 ....................................................................................
$ 1,596,979 $ 1,596,979
Net change in unrealized depreciation on investments still held at December 31, 2022
(b)
......................................................
$ (7,721) $ (7,721)
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.

BlackRock Capital Appreciation V.I. Fund
Schedule of Investments
9
Schedule of Investments
(continued)
December 31, 2022
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation
Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end.
Value
Valuation
Approach Unobservable Inputs
(a)
Range of
Unobservable
Inputs Utilized
(a)
Weighted Average of
Unobservable Inputs
Based on Fair Value
Preferred Stocks
(b)
.......................... $ 1,596,979 Market Revenue Multiple 3.45x-3.95x 3.70x
Recent Transactions
(b)
$ 1,596,979
(b)
For the period end December 31, 2022, the valuation technique used recent prior transaction prices as inputs within the model used for the approximation of fair value.

Statement of Assets and Liabilities

December 31, 2022
2022
BlackRock Annual Report to Shareholders
10
BlackRock Capital
Appreciation V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 157,712,555
Investments, at value — affiliated
(c)
.......................................................................................... 988,089
Receivables: –
Securities lending income — affiliated ...................................................................................... 296
Capital shares sold ................................................................................................... 1,151,562
Dividends — unaffiliated ............................................................................................... 5,843
Dividends — affiliated ................................................................................................. 4,102
Prepaid expenses ..................................................................................................... 1,714
Total assets .........................................................................................................
159,864,161
LIABILITIES
Collateral on securities loaned ............................................................................................. 576,006
Payables: –
Accounting services fees ............................................................................................... 27,773
Capital shares redeemed ............................................................................................... 1,195
Distribution fees ..................................................................................................... 17,175
Investment advisory fees .............................................................................................. 90,195
Directors' and Officer's fees ............................................................................................. 47
Printing and postage fees .............................................................................................. 33,263
Professional fees .................................................................................................... 45,244
Transfer agent fees .................................................................................................. 128,342
Other accrued expenses ............................................................................................... 6,365
Total liabilities ........................................................................................................
925,605
NET ASSETS ........................................................................................................
$ 158,938,556
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 151,910,645
Accumulated earnings .................................................................................................. 7,027,911
NET ASSETS ........................................................................................................
$ 158,938,556
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 150,194,381
(b)
  Securities loaned, at value .............................................................................................. $ 561,477
(c)
  Investments, at cost — affiliated .......................................................................................... $ 988,089
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2022
11
Financial Statements
See notes to financial statements.
BlackRock Capital
Appreciation V.I.
Fund
NET ASSET VALUE
Class I
Net assets ..........................................................................................................
$ 100,145,944
Shares outstanding ...................................................................................................
16,646,652
Net asset value ......................................................................................................
$ 6.02
Shares authorized ....................................................................................................
100 million
Par value ..........................................................................................................
$ 0.10
Class III
Net assets ..........................................................................................................
$ 58,792,612
Shares outstanding ...................................................................................................
10,213,382
Net asset value ......................................................................................................
$ 5.76
Shares authorized ....................................................................................................
100 million
Par value ..........................................................................................................
$ 0.10

Statement of Operations

Year Ended December 31, 2022
2022
BlackRock Annual Report to Shareholders
12
See notes to financial statements.
BlackRock Capital
Appreciation V.I.
Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 1,313,263
Dividends — affiliated ................................................................................................. 56,093
Securities lending income — affiliated — net ................................................................................. 9,083
Foreign taxes withheld ................................................................................................ (35,612)
Total investment income .................................................................................................
1,342,827
EXPENSES
Investment advisory .................................................................................................. 1,213,829
Transfer agent — class specific .......................................................................................... 373,234
Distribution — class specific ............................................................................................ 165,100
Professional ....................................................................................................... 63,716
Accounting services .................................................................................................. 56,025
Custodian ......................................................................................................... 12,884
Directors and Officer ................................................................................................. 8,199
Transfer agent ...................................................................................................... 5,705
Miscellaneous ...................................................................................................... 4,706
Total expenses .......................................................................................................
1,903,398
Less: –
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (235,910)
Fees waived and/or reimbursed by the Manager ............................................................................... (2,331)
Total expenses after fees waived and/or reimbursed ..............................................................................
1,665,157
Net investment loss ....................................................................................................
(322,330)
REALIZED AND UNREALIZED GAIN (LOSS) $ (95,087,127)
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 3,495,224
Investments — affiliated ............................................................................................. 300
Foreign currency transactions ......................................................................................... (2,114)
A
3,493,410
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... (98,581,121)
Investments — affiliated ............................................................................................. 379
Foreign currency translations .......................................................................................... 206
A
(98,580,536)
Net realized and unrealized loss ............................................................................................
(95,087,126)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ (95,409,456)

Statements of Changes in Net Assets
13
Financial Statements
BlackRock Capital Appreciation V.I. Fund
Year Ended 12/31/22 Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment loss ................................................................................ $ (322,330) $ (1,054,839)
Net realized gain .................................................................................. 3,493,410  47,651,473
Net change in unrealized appreciation (depreciation) .......................................................... (98,580,536) 266,645
Net increase (decrease) in net assets resulting from operations ..................................................... (95,409,456) 46,863,279
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ (5,657,960) (32,035,049)
  Class III ....................................................................................... (3,389,500) (15,968,252)
Decrease in net assets resulting from distributions to shareholders ................................................... (9,047,460) (48,003,301)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ................................................... 9,828,889  18,746,052
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (94,628,027) 17,606,030
Beginning of year .................................................................................... 253,566,583  235,960,553
End of year ........................................................................................
$ 158,938,556  $ 253,566,583
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders
14
BlackRock Capital Appreciation V.I. Fund
Class I
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of year .................................
$ 10.19  $ 10.35  $ 7.99  $ 7.25  $ 10.26
Net investment loss
(a)
.........................................
(0.01) (0.04) (0.03) (0.02) 0.00
(b)(c)
Net realized and unrealized gain (loss) ..............................
(3.81) 2.16  3.36  2.31  0.23
Net increase (decrease) from investment operations ...................... (3.82) 2.12  3.33  2.29  0.23
Distributions from net realized gain
(d)
............................... (0.35) (2.28) (0.97) (1.55) (3.24)
Net asset value, end of year ..................................... $ 6.02  $ 10.19  $ 10.35  $ 7.99  $ 7.25
Total Return
(e)
— — — — —
Based on net asset value ........................................ (37.64)% 21.16% 41.91% 31.99% 2.39%
Ratios to Average Net Assets
(f)
Total expenses ...............................................
0.93% 0.92% 0.95% 0.93% 0.94%
Total expenses after fees waived and/or reimbursed ......................
0.80% 0.79% 0.82% 0.80% 0.80%
Net investment income (loss) .....................................
(0.08)% (0.35)% (0.33)% (0.20)% 0.01%
(c)
Supplemental Data
Net assets, end of year (000) ...................................... $ 100,146  $ 170,539  $ 162,334  $ 135,871  $ 119,220
Portfolio turnover rate ........................................... 66% 42% 37% 43% 45%
(a)
Based on average shares outstanding.
(b)
Amount is less than $0.005 per share.
(c)
Net investment income per share and the ratio of net investment income to average net assets includes $0.02 per share and 0.21%, respectively, resulting from a non-recurring dividend.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
15
Financial Highlights
BlackRock Capital Appreciation V.I. Fund
Class III
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of year ................................
$ 9.80  $ 10.05  $ 7.80  $ 7.13  $ 10.17
Net investment loss
(a)
........................................
(0.02) (0.07) (0.05) (0.04) (0.03)
(b)
Net realized and unrealized gain (loss) .............................
(3.67) 2.10  3.27  2.26  0.23
Net increase (decrease) from investment operations ..................... (3.69) 2.03  3.22  2.22  0.20
Distributions from net realized gain
(c)
.............................. (0.35) (2.28) (0.97) (1.55) (3.24)
Net asset value, end of year .................................... $ 5.76  $ 9.80  $ 10.05  $ 7.80  $ 7.13
Total Return
(d)
— — — — —
Based on net asset value ....................................... (37.81)% 20.89% 41.52% 31.55% 2.13%
Ratios to Average Net Assets
(e)
Total expenses ..............................................
1.18% 1.17% 1.19% 1.17% 1.19%
Total expenses after fees waived and/or reimbursed .....................
1.06% 1.05% 1.08% 1.05% 1.06%
Net investment loss ...........................................
(0.34)% (0.61)% (0.59)% (0.47)% (0.28)%
(b)
Supplemental Data
Net assets, end of year (000) ..................................... $ 58,793  $ 83,028  $ 73,627  $ 64,102  $ 145,559
Portfolio turnover rate .......................................... 66% 42% 37% 43% 45%
(a)
Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets includes $0.02 per share and 0.19%, respectively, resulting from a non-recurring dividend.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Notes to Financial Statements
2022
BlackRock Annual Report to Shareholders
16
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Capital
Appreciation V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares.  Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2022 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation

Notes to Financial Statements
(continued)
17
Notes to Financial Statements
of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
18
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2022, certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
State Street Bank & Trust Co. ........................ $ 561,477 $ (561,477) $ — $ —
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(continued)
19
Notes to Financial Statements
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2022, the class specific distribution fees borne directly by Class III were $165,100.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the year ended December 31, 2022 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 202 3 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not "interested persons" of the Company, as defined in the 1940 Act
("Independent Directors"), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year  ended December 31, 2022 , the amount waived was $2,331.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2022, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager — class specific in the Statement of Operations. For the year ended December 31, 2022, class specific expense waivers and/or reimbursements were as follows:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.65%
$1 billion - $3 billion ..................................................................................................... 0.61
$3 billion - $5 billion ..................................................................................................... 0.59
$5 billion - $10 billion .................................................................................................... 0.57
Greater than $10 billion ................................................................................................... 0.55
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 238,885 $ 134,349 $ 373,234
Class I ................................................................................................................
0.07%
Class III ...............................................................................................................
0.08
Fund Name/Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
BlackRock Capital Appreciation V.I. Fund
Class I ....................................................................................................... $ 154,393
Class III ...................................................................................................... 81,517
$ 235,910

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
20
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2022, there were no fees waived and/
or reimbursed by the Manager pursuant to this agreement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2022, the Fund paid BIM $2,079 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2022, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
6. PURCHASES AND SALES
For the year ended December 31, 2022, purchases and sales of investments, excluding short-term securities, were $123,555,719 and $124,860,070, respectively.
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
Class I Class III
Expense Limitations .................................................................................. 1.25% 1.50%

Notes to Financial Statements
(continued)
21
Notes to Financial Statements
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to nondeductible expenses were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of December 31, 2022, the tax components of accumulated earnings (loss) were as follows:
(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, and the timing and recognition of partnership income.
(b)
The Fund has elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.
As of December 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), are a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum,
(b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple
Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2022, the Fund did not borrow under the credit agreement.
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen.
An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response
Fund Name Paid-In Capital
Accumulated
Earnings (Loss)
BlackRock Capital Appreciation V.I. Fund ........................................................... $ (317,880) $ 317,880
—
Fund Name
Year Ended
12/31/22
Year Ended
12/31/21
BlackRock Capital Appreciation V.I. Fund
Long-term capital gains ...................................................................................... 9,047,460 48,003,301
Fund Name
Net Unrealized
Gains (Losses)
(a)
Qualified
Late-year Losses
(b)
Total
BlackRock Capital Appreciation V.I. Fund ........................................................... $ 7,225,402 $ (197,491) $ 7,027,911
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Capital Appreciation V.I. Fund ................................. $ 151,484,072 $ 23,318,851 $ (16,102,279) $ 7,216,572

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
22
to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”)
or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/22
Year Ended
12/31/21
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Capital Appreciation V.I. Fund
Class I
Shares sold .............................................
1,533,900 $ 11,079,783 551,866 $ 6,384,560
Shares issued in reinvestment of distributions ........................
887,440 5,657,960 3,173,746 32,035,049
Shares redeemed .........................................
(2,511,021) (18,834,079) (2,679,944) (30,219,254)
(89,681) $ (2,096,336) 1,045,668 $ 8,200,355
Class III
Shares sold .............................................
1,981,322 $ 14,198,683 772,605 $ 8,536,883
Shares issued in reinvestment of distributions ........................
555,215 3,389,500 1,644,466 15,968,252
Shares redeemed .........................................
(796,676) (5,662,958) (1,270,426) (13,959,438)
1,739,861 $ 11,925,225 1,146,645 $ 10,545,697
1,650,180 $ 9,828,889 2,192,313 $ 18,746,052

Report of Independent Registered Public Accounting Firm
23
Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock Capital Appreciation V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Capital Appreciation V.I. Fund of BlackRock Variable Series Funds, Inc. (the “Fund”),
including the schedule of investments, as of December 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2022, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 14, 2023
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in this Report
2022
BlackRock Annual Report to Shareholders
24
Portfolio Abbreviation
ADR American Depositary Receipts
NYRS New York Registered Shares
S&P Standard & Poor's

December 31, 2022
Not FDIC Insured - May Lose Value - No Bank Guarantee
2022 Annual Report
BlackRock Variable Series Funds, Inc.
BlackRock Equity Dividend V.I. Fund

Fund Summary
as of December 31, 2022
2022
BlackRock Annual Report to Shareholders
2
BlackRock Equity Dividend V.I. Fund
Investment Objective
BlackRock Equity Dividend V.I. Fund’s (the “Fund”) investment objective is to seek long-term total return and current income.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2022, the Fund outperformed both its benchmark, the Russell 1000
®
Value Index, and the broad-market S&P 500
®
Index. The
following discussion of relative performance pertains to the Russell 1000
®
Value Index.
What factors influenced performance?
The largest contribution to the Fund’s relative performance came from stock selection within industrials. In particular, stock selection in the aerospace and defense and professional services industries boosted relative return. Stock selection in financials also contributed to relative performance, led by investment decisions within capital markets and the Fund’s overweight allocation to insurance. Other notable contributors included allocation decisions within communication services and the Fund’s lack of exposure to the real estate sector.
By contrast, the largest detractor from the Fund’s relative performance was security selection within energy, most notably within the oil, gas and consumable fuel industry.
Allocation decisions within the consumer discretionary sector also hurt relative performance, with an overweight allocation to automobiles particularly weighing on relative return. Other notable detractors included stock selection in the healthcare and materials sectors.
The Fund’s average cash balance during the period was 5.3%. The elevated cash balance was strategic in nature to maintain an appropriate risk and potential return profile.
The Fund’s cash balance did not materially affect relative performance during the period.
Describe recent portfolio activity.
During the period, a combination of portfolio trading activity and market price changes resulted in the Fund increasing its exposure to the healthcare, energy, and consumer staples sectors. The Fund saw decreased exposure to the financials, industrials, and utilities sectors.
Describe portfolio positioning at period end.
The Fund’s largest absolute allocations were to the healthcare, financials, and information technology (“IT”) sectors. Relative to the Russell 1000
®
Value Index, the Fund
ended the period with the most significant overweight exposures to healthcare, IT, and consumer discretionary. Conversely, the Fund maintained its most significant underweight sector exposures to real estate, industrials, and utilities, maintaining no exposure to real estate at period end.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2022 (continued)
3
Fund Summary
BlackRock Equity Dividend V.I. Fund
GROWTH OF $10,000 INVESTMENT
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance-related fees and expenses.
(b)
The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of equity securities. Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities and at least 80% of its assets in dividend paying securities.
(c)
An index that measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000
®
companies with lower price-to-book ratios and lower
expected growth values.
(d)
An unmanaged index that covers 500 leading companies and captures approximately 80% coverage of available market capitalization.
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)
.............................................................................. (3.85)% 7.39% 10.13%
Class III
(b)
............................................................................. (4.10) 7.11 9.85
Russell 1000
®
Value Index ................................................................. (7.54) 6.67 10.29
S&P 500
®
Index ........................................................................ (18.11) 9.42 12.56
(a)
For a portion of the period, the Fund’s investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.
(b)
Average annual total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns.

Fund Summary
as of December 31, 2022 (continued)
2022
BlackRock Annual Report to Shareholders
4
BlackRock Equity Dividend V.I. Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(07/01/22)
Ending
Account Value
(12/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(07/01/22)
Ending
Account Value
(12/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,051.30 $ 3.36 $ 1,000.00 $ 1,021.93 $ 3.31 0.65%
Class III .................................. 1,000.00 1,050.30 4.65 1,000.00 1,020.67 4.58 0.90
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
SECTOR ALLOCATION
Sector
(a)
Percent of
Net Assets
Health Care ..................................... 21.9%
Financials ....................................... 20.7
Information Technology .............................. 11.9
Energy ......................................... 8. 5
Consumer Discretionary ............................. 7.1
Consumer Staples ................................. 7.0
Industrials ....................................... 6.9
Communication Services ............................. 6.2
Utilities ......................................... 3.1
Materials ....................................... 2.1
Short-Term Securities ............................... 12. 3
Liabilities in Excess of Other Assets ..................... (7.7)
(a)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Disclosure of Expenses
5
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the
Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

2022
BlackRock Annual Report to Shareholders
BlackRock Equity Dividend V.I. Fund
6
(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2022
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 3.0%
Airbus SE ........................ 26,716 $ 3,176,599
BAE Systems plc ................... 363,517 3,754,550
L3Harris Technologies, Inc. ............ 14,976 3,118,153
10,049,302
Auto Components — 0.5%
Lear Corp.
(a)
...................... 12,758 1,582,247
Automobiles — 2.1%
General Motors Co. ................. 203,067 6,831,174
Banks — 11.2%
Bank of America Corp. ............... 137,029 4,538,401
Citigroup, Inc. ..................... 191,484 8,660,821
Citizens Financial Group, Inc. .......... 58,920 2,319,680
First Citizens BancShares, Inc., Class A .... 7,284 5,523,894
JPMorgan Chase & Co. .............. 52,557 7,047,894
Wells Fargo & Co. .................. 222,095 9,170,303
37,260,993
Beverages — 1.0%
Constellation Brands, Inc., Class A ....... 14,453 3,349,483
Capital Markets — 1.2%
Charles Schwab Corp. (The) ........... 23,910 1,990,747
Raymond James Financial, Inc. ......... 17,211 1,838,995
3,829,742
Chemicals — 1.0%
PPG Industries, Inc.
(a)
................ 27,530 3,461,622
Communications Equipment — 2.0%
Cisco Systems, Inc. ................. 136,379 6,497,096
Consumer Finance — 0.2%
Capital One Financial Corp. ............ 8,632 802,431
Containers & Packaging — 1.0%
Sealed Air Corp. ................... 69,791 3,481,175
Diversified Financial Services — 1.3%
Apollo Global Management, Inc. ......... 51,753 3,301,324
Equitable Holdings, Inc. .............. 33,899 972,901
4,274,225
Diversified Telecommunication Services — 1.6%
AT&T, Inc.
(a)
...................... 127,840 2,353,534
Verizon Communications, Inc. .......... 73,492 2,895,585
5,249,119
Electric Utilities — 1.3%
American Electric Power Co., Inc.
(a)
....... 18,694 1,774,995
Edison International
(a)
................ 25,246 1,606,151
Exelon Corp. ...................... 21,170 915,179
4,296,325
Entertainment — 0.7%
Activision Blizzard, Inc. ............... 31,053 2,377,107
Food & Staples Retailing — 1.0%
Walmart, Inc. ...................... 22,989 3,259,610
Food Products — 2.0%
Kraft Heinz Co. (The) ................ 134,510 5,475,902
Mondelez International, Inc., Class A ...... 18,669 1,244,289
6,720,191
Health Care Equipment & Supplies — 6.7%
Baxter International, Inc. .............. 85,942 4,380,464
Koninklijke Philips NV ................ 217,118 3,267,023
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Medtronic plc ..................... 109,137 $ 8,482,127
Zimmer Biomet Holdings, Inc. .......... 49,234 6,277,335
22,406,949
Health Care Providers & Services — 8.6%
AmerisourceBergen Corp. ............. 11,553 1,914,448
Cardinal Health, Inc. ................. 55,026 4,229,849
Cigna Corp. ...................... 15,468 5,125,167
Elevance Health, Inc. ................ 10,523 5,397,983
Humana, Inc. ..................... 9,449 4,839,683
Laboratory Corp. of America Holdings ..... 30,299 7,134,809
28,641,939
Household Durables — 1.6%
Newell Brands, Inc.
(a)
................ 156,056 2,041,213
Panasonic Holdings Corp. ............. 373,900 3,129,177
5,170,390
Industrial Conglomerates — 0.8%
Siemens AG (Registered) ............. 18,835 2,596,430
Insurance — 6.9%
Allstate Corp. (The) ................. 15,535 2,106,546
American International Group, Inc. ....... 119,058 7,529,228
Fidelity National Financial, Inc. .......... 89,527 3,368,006
Prudential plc ..................... 206,341 2,813,520
Willis Towers Watson plc
(a)
............. 29,028 7,099,668
22,916,968
Interactive Media & Services — 0.3%
Alphabet, Inc., Class A
(b)
.............. 12,450 1,098,464
Internet & Direct Marketing Retail — 0.3%
Amazon.com, Inc.
(b)
................. 13,520 1,135,680
IT Services — 7.0%
Cognizant Technology Solutions Corp., Class A 127,866 7,312,656
Fidelity National Information Services, Inc. .. 101,808 6,907,673
SS&C Technologies Holdings, Inc. ....... 110,210 5,737,533
Visa, Inc., Class A .................. 15,676 3,256,846
23,214,708
Machinery — 1.2%
Fortive Corp. ...................... 12,943 831,588
Komatsu Ltd. ..................... 142,400 3,077,851
3,909,439
Media — 2.9%
Comcast Corp., Class A .............. 186,506 6,522,115
Fox Corp., Class A .................. 106,762 3,242,362
9,764,477
Multiline Retail — 1.2%
Dollar General Corp. ................ 16,397 4,037,761
Multi-Utilities — 1.8%
Public Service Enterprise Group, Inc.
(a)
.... 65,018 3,983,653
Sempra Energy .................... 13,365 2,065,427
6,049,080
Oil, Gas & Consumable Fuels — 8.4%
BP plc .......................... 1,685,654 9,726,125
ConocoPhillips .................... 14,108 1,664,744
Enterprise Products Partners LP
(a)
....... 306,563 7,394,300
EQT Corp. ....................... 81,437 2,755,014
Hess Corp. ....................... 22,426 3,180,455
Shell plc ......................... 118,269 3,334,100
28,054,738

BlackRock Equity Dividend V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Shares
Shares Value
Personal Products — 2.1%
Unilever plc, ADR
(a)
................. 138,998 $ 6,998,549
Pharmaceuticals — 6.5%
AstraZeneca plc ................... 45,961 6,219,414
Bayer AG (Registered) ............... 99,392 5,115,717
Eli Lilly & Co. ..................... 4,737 1,732,984
Novo Nordisk A/S, ADR
(a)
............. 15,350 2,077,469
Sanofi .......................... 68,854 6,639,356
21,784,940
Professional Services — 1.6%
Leidos Holdings, Inc. ................ 39,391 4,143,539
Robert Half International, Inc.
(a)
......... 15,353 1,133,512
5,277,051
Road & Rail — 0.4%
Union Pacific Corp. ................. 6,140 1,271,410
Software — 1.7%
Microsoft Corp. .................... 23,120 5,544,638
Specialty Retail — 0.8%
Ross Stores, Inc. ................... 24,198 2,808,662
Technology Hardware, Storage & Peripherals — 1.4%
(c)
Samsung Electronics Co. Ltd., GDR ...... 1,027 1,134,835
Samsung Electronics Co. Ltd., GDR ...... 3,021 3,346,388
4,481,223
Textiles, Apparel & Luxury Goods — 0.6%
Ralph Lauren Corp., Class A
(a)
.......... 20,214 2,136,013
Tobacco — 0.9%
(a)
Altria Group, Inc. ................... 34,013 1,554,735
British American Tobacco plc, ADR ....... 39,490 1,578,810
3,133,545
Wireless Telecommunication Services — 0.6%
Rogers Communications, Inc., Class B .... 45,367 2,123,269
Total Long-Term Investments — 95.4%
(Cost: $312,549,566) ............................. 317,878,165
Short-Term Securities
Money Market Funds — 12.3%
(d)(e)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.03% ................... 15,577,964 15,577,964
SL Liquidity Series, LLC, Money Market Series,
4.49%
(f)
....................... 25,607,777 25,605,216
Total Short-Term Securities — 12.3%
(Cost: $41,180,180) .............................. 41,183,180
Total Investments — 107.7%
(Cost: $353,729,746 ) ............................. 359,061,345
Liabilities in Excess of Other Assets — (7.7)% ............ (25,718,664)
Net Assets — 100.0% ..............................
$ 333,342,681
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2022
BlackRock Annual Report to Shareholders
BlackRock Equity Dividend V.I. Fund
8
Schedule of Investments
(continued)
December 31, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliated Issuer
Value at
12/31/21
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/22
Shares
Held at
12/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 21,189,230 $ — $ (5,611,266)
(a)
$ — $ — $ 15,577,964 15,577,964 $ 248,910 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 11,611,074 13,994,401
(a)
— (3,259) 3,000 25,605,216 25,607,777 38,356
(b)
—
$ (3,259) $ 3,000 $ 41,183,180 $ 287,266 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 3,118,153 $ 6,931,149 $ — $ 10,049,302
Auto Components ...................................... 1,582,247 — — 1,582,247
Automobiles .......................................... 6,831,174 — — 6,831,174
Banks ............................................... 37,260,993 — — 37,260,993
Beverages ........................................... 3,349,483 — — 3,349,483
Capital Markets ........................................ 3,829,742 — — 3,829,742
Chemicals ............................................ 3,461,622 — — 3,461,622
Communications Equipment ................................ 6,497,096 — — 6,497,096
Consumer Finance ...................................... 802,431 — — 802,431
Containers & Packaging .................................. 3,481,175 — — 3,481,175
Diversified Financial Services ............................... 4,274,225 — — 4,274,225
Diversified Telecommunication Services ........................ 5,249,119 — — 5,249,119
Electric Utilities ........................................ 4,296,325 — — 4,296,325
Entertainment ......................................... 2,377,107 — — 2,377,107
Food & Staples Retailing .................................. 3,259,610 — — 3,259,610
Food Products ......................................... 6,720,191 — — 6,720,191
Health Care Equipment & Supplies ........................... 19,139,926 3,267,023 — 22,406,949
Health Care Providers & Services ............................ 28,641,939 — — 28,641,939
Household Durables ..................................... 2,041,213 3,129,177 — 5,170,390
Industrial Conglomerates .................................. — 2,596,430 — 2,596,430
Insurance ............................................ 20,103,448 2,813,520 — 22,916,968
Interactive Media & Services ............................... 1,098,464 — — 1,098,464
Internet & Direct Marketing Retail ............................ 1,135,680 — — 1,135,680
IT Services ........................................... 23,214,708 — — 23,214,708
Machinery ............................................ 831,588 3,077,851 — 3,909,439
Media ............................................... 9,764,477 — — 9,764,477
Multiline Retail ......................................... 4,037,761 — — 4,037,761
Multi-Utilities .......................................... 6,049,080 — — 6,049,080

BlackRock Equity Dividend V.I. Fund
Schedule of Investments
9
Schedule of Investments
(continued)
December 31, 2022
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Oil, Gas & Consumable Fuels ............................... $ 14,994,513 $ 13,060,225 $ — $ 28,054,738
Personal Products ...................................... 6,998,549 — — 6,998,549
Pharmaceuticals ....................................... 3,810,453 17,974,487 — 21,784,940
Professional Services .................................... 5,277,051 — — 5,277,051
Road & Rail ........................................... 1,271,410 — — 1,271,410
Software ............................................. 5,544,638 — — 5,544,638
Specialty Retail ........................................ 2,808,662 — — 2,808,662
Technology Hardware, Storage & Peripherals .................... 1,134,835 3,346,388 — 4,481,223
Textiles, Apparel & Luxury Goods ............................ 2,136,013 — — 2,136,013
Tobacco ............................................. 3,133,545 — — 3,133,545
Wireless Telecommunication Services ......................... 2,123,269 — — 2,123,269
Short-Term Securities
Money Market Funds ...................................... 15,577,964 — — 15,577,964
$ 277,259,879 $ 56,196,250 $ — $ 333,456,129
Investments valued at NAV
(a)
...................................... 25,605,216
$ —
$ 359,061,345
$ —
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilities

December 31, 2022
2022
BlackRock Annual Report to Shareholders
10
See notes to financial statements.
BlackRock Equity
Dividend V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 317,878,165
Investments, at value — affiliated
(c)
.......................................................................................... 41,183,180
Foreign currency, at value
(d)
............................................................................................... 5,421
Receivables: –
Securities lending income — affiliated ...................................................................................... 5,012
Capital shares sold ................................................................................................... 5,270
Dividends — unaffiliated ............................................................................................... 409,960
Dividends — affiliated ................................................................................................. 51,352
Prepaid expenses ..................................................................................................... 2,449
Total assets .........................................................................................................
359,540,809
LIABILITIES
Collateral on securities loaned ............................................................................................. 25,614,652
Payables: –
Accounting services fees ............................................................................................... 31,521
Capital shares redeemed ............................................................................................... 62,549
Distribution fees ..................................................................................................... 61,497
Investment advisory fees .............................................................................................. 170,845
Directors' and Officer's fees ............................................................................................. 24
Professional fees .................................................................................................... 33,301
Transfer agent fees .................................................................................................. 184,361
Other accrued expenses ............................................................................................... 39,378
Total liabilities ........................................................................................................
26,198,128
NET ASSETS ........................................................................................................
$ 333,342,681
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 326,589,270
Accumulated earnings .................................................................................................. 6,753,411
NET ASSETS ........................................................................................................
$ 333,342,681
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 312,549,566
(b)
  Securities loaned, at value .............................................................................................. $ 24,954,587
(c)
  Investments, at cost — affiliated .......................................................................................... $ 41,180,180
(d)
  Foreign currency, at cost ............................................................................................... $ 5,486

Statement of Assets and Liabilities
(continued)
December 31, 2022
11
Financial Statements
BlackRock Equity
Dividend V.I. Fund
NET ASSET VALUE
Class I
Net assets ..........................................................................................................
$ 41,533,706
Shares outstanding ...................................................................................................
4,092,925
Net asset value ......................................................................................................
$ 10.15
Shares authorized ....................................................................................................
100 million
Par value ..........................................................................................................
$ 0.10
Class III
Net assets ..........................................................................................................
$ 291,808,975
Shares outstanding ...................................................................................................
28,840,606
Net asset value ......................................................................................................
$ 10.12
Shares authorized ....................................................................................................
100 million
Par value ..........................................................................................................
$ 0.10
See notes to financial statements.

Statement of Operations

Year Ended December 31, 2022
2022
BlackRock Annual Report to Shareholders
12
See notes to financial statements.
BlackRock Equity
Dividend V.I. Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 8,276,748
Dividends — affiliated ................................................................................................. 248,910
Securities lending income — affiliated — net ................................................................................. 38,356
Foreign taxes withheld ................................................................................................ (167,854)
Total investment income .................................................................................................
8,396,160
EXPENSES
Investment advisory .................................................................................................. 2,079,949
Distribution — class specific ............................................................................................ 767,153
Transfer agent — class specific .......................................................................................... 702,863
Accounting services .................................................................................................. 63,301
Professional ....................................................................................................... 54,562
Custodian ......................................................................................................... 29,364
Printing and postage ................................................................................................. 19,395
Directors and Officer ................................................................................................. 9,155
Transfer agent ...................................................................................................... 5,411
Miscellaneous ...................................................................................................... 5,980
Total expenses .......................................................................................................
3,737,133
Less: –
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (702,863)
Fees waived and/or reimbursed by the Manager ............................................................................... (10,076)
Total expenses after fees waived and/or reimbursed ..............................................................................
3,024,194
Net investment income ..................................................................................................
5,371,966
REALIZED AND UNREALIZED GAIN (LOSS) $ (20,120,305)
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 37,365,967
Investments — affiliated ............................................................................................. (3,259)
Foreign currency transactions ......................................................................................... (37,246)
A
37,325,462
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... (57,450,140)
Investments — affiliated ............................................................................................. 3,000
Foreign currency translations .......................................................................................... 1,373
A
(57,445,767)
Net realized and unrealized loss ............................................................................................
(20,120,305)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ (14,748,339)

Statements of Changes in Net Assets
13
Financial Statements
BlackRock Equity Dividend V.I. Fund
Year Ended 12/31/22 Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 5,371,966  $ 5,017,323
Net realized gain .................................................................................. 37,325,462  48,823,612
Net change in unrealized appreciation (depreciation) .......................................................... (57,445,767) 12,111,791
Net increase (decrease) in net assets resulting from operations ..................................................... (14,748,339) 65,952,726
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ (5,512,167) (5,286,311)
  Class III ....................................................................................... (38,920,964) (44,657,662)
Decrease in net assets resulting from distributions to shareholders ................................................... (44,433,131) (49,943,973)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ................................................... 22,037,219  12,894,968
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (37,144,251) 28,903,721
Beginning of year .................................................................................... 370,486,932  341,583,211
End of year ........................................................................................
$ 333,342,681  $ 370,486,932
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders
14
BlackRock Equity Dividend V.I. Fund
Class I
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of year ..................................
$ 12.17  $ 11.68  $ 11.90  $ 10.17  $ 12.14
Net investment income
(a)
........................................
0.20  0.21  0.22  0.25  0.24
Net realized and unrealized gain (loss) ...............................
(0.69) 2.15  0.20  2.53  (1.09)
Net increase (decrease) from investment operations ....................... (0.49) 2.36  0.42  2.78  (0.85)
Distributions
(b)
– – – – –
From net investment income .....................................
(0.20) (0.20) (0.24) (0.24) (0.24)
From net realized gain ..........................................
(1.33) (1.67) (0.40) (0.81) (0.88)
Total distributions .............................................. (1.53) (1.87) (0.64) (1.05) (1.12)
Net asset value, end of year ...................................... $ 10.15  $ 12.17  $ 11.68  $ 11.90  $ 10.17
Total Return
(c)
— — — — —
Based on net asset value ......................................... (3.85)% 20.54% 3.91% 27.71% (7.16)%
Ratios to Average Net Assets
(d)
Total expenses ................................................
0.86% 0.86% 0.85% 0.86% 0.87%
Total expenses after fees waived and/or reimbursed .......................
0.65% 0.65% 0.65% 0.65% 0.66%
Net investment income ..........................................
1.77% 1.59% 2.08% 2.17% 2.00%
Supplemental Data
Net assets, end of year (000) ....................................... $ 41,534  $ 39,837  $ 31,361  $ 33,881  $ 30,655
Portfolio turnover rate ............................................ 54% 42% 51% 45% 37%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
15
Financial Highlights
BlackRock Equity Dividend V.I. Fund
Class III
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of year ..................................
$ 12.14  $ 11.65  $ 11.88  $ 10.15  $ 12.12
Net investment income
(a)
........................................
0.18  0.18  0.19  0.22  0.21
Net realized and unrealized gain (loss) ...............................
(0.70) 2.15  0.19  2.53  (1.09)
Net increase (decrease) from investment operations ....................... (0.52) 2.33  0.38  2.75  (0.88)
Distributions
(b)
– – – – –
From net investment income .....................................
(0.17) (0.17) (0.21) (0.21) (0.21)
From net realized gain ..........................................
(1.33) (1.67) (0.40) (0.81) (0.88)
Total distributions .............................................. (1.50) (1.84) (0.61) (1.02) (1.09)
Net asset value, end of year ...................................... $ 10.12  $ 12.14  $ 11.65  $ 11.88  $ 10.15
Total Return
(c)
— — — — —
Based on net asset value ......................................... (4.10)% 20.30% 3.57% 27.46% (7.42)%
Ratios to Average Net Assets
(d)
Total expenses ................................................
1.11% 1.11% 1.11% 1.12% 1.12%
Total expenses after fees waived and/or reimbursed .......................
0.90% 0.90% 0.90% 0.90% 0.91%
Net investment income ..........................................
1.52% 1.36% 1.83% 1.91% 1.75%
Supplemental Data
Net assets, end of year (000) ....................................... $ 291,809  $ 330,650  $ 310,222  $ 306,365  $ 250,255
Portfolio turnover rate ............................................ 54% 42% 51% 45% 37%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Notes to Financial Statements
2022
BlackRock Annual Report to Shareholders
16
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Equity
Dividend V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2022 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing

Notes to Financial Statements
(continued)
17
Notes to Financial Statements
services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2022, certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
18
and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2022, the class specific distribution fees borne directly by Class III were $767,153.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations. For the year ended December 31, 2022 , the Fund did not pay any amounts to affiliates in return for these services.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Barclays Capital, Inc. .............................. $ 3,114,608 $ (3,114,608) $ — $ —
Citigroup Global Markets, Inc. ........................ 9,108,151 (9,108,151) — —
Credit Suisse Securities (USA) LLC .................... 19,190 (19,190) — —
Goldman Sachs & Co. LLC .......................... 3,834,318 (3,834,318) — —
J.P. Morgan Securities LLC .......................... 2,063,294 (2,063,294) — —
Morgan Stanley .................................. 6,310,918 (6,310,918) — —
Toronto-Dominion Bank ............................ 504,108 (504,108) — —
$ 24,954,587 $ (24,954,587) $ — $ —
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.60%
$1 billion - $3 billion ..................................................................................................... 0.56
$3 billion - $5 billion ..................................................................................................... 0.54
$5 billion - $10 billion .................................................................................................... 0.52
Greater than $10 billion ................................................................................................... 0.51

Notes to Financial Statements
(continued)
19
Notes to Financial Statements
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 202 3 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not "interested persons" of the Company, as defined in the 1940 Act
("Independent Directors"), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year  ended December 31, 2022 , the amount waived was $10,076.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2022, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such certain expenses to 0.00% of average daily net assets for Class I and
Class III shares. The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the Manager – class specific in the Statement of Operations. For the year ended December 31, 2022, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2022, there were no fees waived and/
or reimbursed by the Manager pursuant to this agreement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2022, the Fund paid BIM $8,879 for securities lending agent services.
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 80,435 $ 622,428 $ 702,863
Fund Name/Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
BlackRock Equity Dividend V.I. Fund
Class I ....................................................................................................... $ 80,435
Class III ...................................................................................................... 622,428
$ 702,863
Class I Class III
Expense Limitations .................................................................................. 1.25% 1.50%

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
20
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2022, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
6. PURCHASES AND SALES
For the year ended December 31, 2022, purchases and sales of investments, excluding short-term securities, were $177,305,183 and $188,828,689, respectively.
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
The tax character of distributions paid was as follows:
As of December 31, 2022 , the tax components of accumulated earnings (loss) were as follows:
(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the timing and recognition of partnership income.
As of December 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), are a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum,
(b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple
Fund Name
Year Ended
12/31/22
Year Ended
12/31/21
BlackRock Equity Dividend V.I. Fund
Ordinary income ........................................................................................... $ 5,075,034 $ 14,404,471
Long-term capital gains ...................................................................................... 39,358,097 35,539,502
$ 44,433,131 $ 49,943,973
Fund Name
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Net Unrealized
Gains (Losses)
(a)
Total
BlackRock Equity Dividend V.I. Fund ............................................... $ 18,726 $ 1,706,569 $ 5,028,116 $ 6,753,411
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Equity Dividend V.I. Fund .................................... $ 352,376,813 $ 30,613,930 $ (23,929,398) $ 6,684,532

Notes to Financial Statements
(continued)
21
Notes to Financial Statements
Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2022, the Fund did not borrow under the credit agreement.
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen.
An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
22
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/22
Year Ended
12/31/21
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Equity Dividend V.I. Fund
Class I
Shares sold .............................................
968,282 $ 11,218,490 608,872 $ 8,073,437
Shares issued in reinvestment of distributions ........................
539,716 5,512,167 434,538 5,286,311
Shares redeemed .........................................
(687,928) (7,828,309) (456,147) (6,031,978)
820,070 $ 8,902,348 587,263 $ 7,327,770
Class III
Shares sold .............................................
3,190,532 $ 37,429,545 2,365,289 $ 31,068,682
Shares issued in reinvestment of distributions ........................
3,822,287 38,920,964 3,682,603 44,657,662
Shares redeemed .........................................
(5,409,561) (63,215,638) (5,437,180) (70,159,146)
1,603,258 $ 13,134,871 610,712 $ 5,567,198
2,423,328 $ 22,037,219 1,197,975 $ 12,894,968

Report of Independent Registered Public Accounting Firm
23
Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock Equity Dividend V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Equity Dividend V.I. Fund of BlackRock Variable Series Funds, Inc. (the “Fund”), including the schedule of investments, as of December 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2022, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 14, 2023
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in this Report
2022
BlackRock Annual Report to Shareholders
24
Portfolio Abbreviation
ADR American Depositary Receipts
GDR Global Depositary Receipts

December 31, 2022
Not FDIC Insured - May Lose Value - No Bank Guarantee
2022 Annual Report
BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund

Fund Summary
as of December 31, 2022
2022
BlackRock Annual Report to Shareholders
2
BlackRock Global Allocation V.I. Fund
Investment Objective
BlackRock Global Allocation V.I. Fund’s (the “Fund”) investment objective is to seek high total investment return.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2022, the Fund underperformed its reference benchmark, which is comprised of the S&P 500
®
Index (36)%, FTSE World
(ex-US) Index (24)%, ICE BofA Current 5-Year U.S. Treasury Index (24)% and FTSE Non-U.S. Dollar World Government Bond Index (16)% (the “Reference Benchmark”),
but outperformed the broad-based all-equity benchmark, the FTSE World Index. The Fund invests in both equities and bonds; therefore, Fund management believes that the Reference Benchmark provides a more accurate representation of the Fund’s composition and a more comparable means for measurement. The following discussion of relative performance pertains to the Reference Benchmark. The following commentary (and referenced allocation percentages) are based on the economic exposures of the Fund, which reflect adjustments for futures, swaps and options (except with respect to fixed income securities) and convertible bonds and may vary relative to the market value.
What factors influenced performance?
Exposure to cash and cash equivalents, which was largely held in lieu of fixed income (i.e., as fixed income with zero duration and corresponding sensitivity to changes in interest rates) and as a hedge against equities, added to performance. Currency management, notably an underweight to the euro and yen and an overweight to the U.S.
dollar, also contributed to returns. Within equities, an overweight to energy positively impacted performance. Tactical short positioning in U.S. index futures, implemented to help manage the overall beta (market sensitivity) of the portfolio, contributed to returns as well. Security selection within communication services was also additive. Within fixed income, exposure to securitized assets positively impacted returns.
Within equities, security selection within industrials and information technology, along with an overweight to and selection within consumer discretionary, detracted from performance. An underweight to consumer staples and financials also detracted. Within fixed income, an underweight to developed market government bonds relative to the reference benchmark, notably Japanese government bonds, negatively impacted performance. Positioning within U.S. interest rates, most notably modest exposure to longer-dated bonds held as a hedge against any acute spike in risk aversion, also detracted.
Describe recent portfolio activity.
During the 12-month period, the Fund’s overall equity exposure decreased from 68% to 53% of net assets. From a regional perspective, while the Fund decreased exposure broadly, the largest reductions were in the United States and Europe. From a sector perspective, the Fund increased exposure to energy and consumer staples, while decreasing exposure to consumer discretionary, information technology and industrials.
The Fund’s allocation to fixed income increased from 21% to 32% of net assets. Within fixed income, the Fund increased exposure to investment grade corporate credit, securitized assets and U.S. rates, and decreased exposure to high yield corporate bonds and floating rate bank loans. From a duration perspective, the Fund’s total portfolio duration was tactically managed over the period and ended the period at 1.8 years, up from 0.5 years at the beginning of the period. The Fund’s allocation to commodity-
related securities remained unchanged at less than 1% of net assets.
As at period end, the Fund had approximately 5.6% of net assets invested in private securities (including commitments). Over the period, the Fund’s exposure to private securities detracted marginally from the Fund’s absolute return.
Reflecting the changes in the Fund’s overall allocations to the equity, fixed income and commodity-related asset classes during the period, the Fund’s cash equivalents increased from 10% to 15% of net assets over 12 months, with the period-end percentage representing a decline from 28% as of June 30th. During the 12-month period, cash helped mitigate portfolio volatility and served as a source of funds for new investments, notably within fixed income, as well as a source for meeting redemptions.
Describe portfolio positioning at period end.
Relative to its Reference Benchmark, the Fund was underweight equities and fixed income, with minimal exposure to commodity-related assets and an overweight to cash equivalents. Within equities, the Fund was overweight energy and healthcare, and underweight financials, consumer staples, industrials, information technology and real estate. The Fund’s largest regional underweights were Japan and Australia. Within fixed income, the Fund was underweight developed market government bonds and overweight corporate credit, securitized debt and bank loans. From a duration perspective, the total portfolio duration was 1.8 vs. a benchmark duration of 2.4 (total portfolio duration assumes equity duration of 0). From a currency perspective, the Fund was modestly overweight the euro and U.S. dollar and underweight the Chinese yuan.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2022 (continued)

Fund Summary
BlackRock Global Allocation V.I. Fund
GROWTH OF $10,000 INVESTMENT
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance-related fees and expenses.
(b)
The Fund invests in a portfolio of equity, debt and money market securities. Generally, the Fund’s portfolio will include both equity and debt securities. The Fund generally seeks diversification across markets, industries and issuers as one of its strategies to reduce volatility. The Fund has no geographic limits on where it may invest.
(c)
A market cap weighted index representing the performance of the large- and mid-cap stocks from the Developed and Advanced Emerging segments of the FTSE Global Equity Index Series and covers approximately 90-95% of the investable market capitalization.
(d)
An unmanaged weighted index comprised as follows: 36% S&P 500
®
Index; 24% FTSE World (ex U.S.) Index; 24% ICE BofA Current 5-Year U.S. Treasury Index; and 16% FTSE Non-U.S.
Dollar World Government Bond Index.
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)
.............................................................................. (15.86)% 3.50% 5.06%
Class II
(b)
............................................................................. (16.04) 3.32 4.89
Class III
(b)
............................................................................. (16.07) 3.25 4.81
FTSE World Index ...................................................................... (17.54) 6.22 8.91
Reference Benchmark ................................................................... (15.59) 3.59 5.57
U.S. Stocks: S&P 500
®
Index
(c)
.............................................................. (18.11) 9.42 12.56
Non-U.S. Stocks: FTSE World (ex-U.S.) Index
(d)
.................................................. (14.34) 2.16 4.81
U.S. Bonds :ICE BofA Current 5- Y ear U.S. Treasury Index
(e)
......................................... (9.77) 0.20 0.42
FTSE Non-U.S. Dollar World Government Bond Index
(f)
............................................ (22.07) (4.21) (2.27)
(a)
For a portion of the period, the Fund's investment adviser waived and/or reimbursed a portion of its fees. Without such waiver and/or reimbursement, the Fund's performance would have been lower.
(b)
Average annual total returns are based on changes in net asset value for the periods shown and assume reinvestment of all distributions at net asset value on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns.
(c)
An unmanaged index that covers 500 leading companies and captures approximately 80% coverage of available market capitalization.
(d)
An index comprised of large- and mid-cap stocks, providing coverage of developed and emerging markets excluding the United States. The index is derived from the FTSE Global Equity Index
Series, which covers approximately 98% of the world’s investable market capitalization.
(e)
An unmanaged index designed to track the total return of the current coupon 5-year U.S. Treasury bond.
(f)
An unmanaged market capitalization-weighted index that tracks certain government bond indexes, excluding the United States.

Fund Summary
as of December 31, 2022 (continued)
2022
BlackRock Annual Report to Shareholders
4
BlackRock Global Allocation V.I. Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Actual Hypothetical 5% Return
Expenses Paid
During the Period
Including Dividend
Expense
Excluding Dividend
Expense Annualized Expense Ratio
Beginning
Account
Value
(07/01/22)
Ending
Account
Value
(12/31/22)
Including
Dividend
Expense
(a)
Excluding
Dividend
Expense
(a)
Beginning
Account
Value
(07/01/22)
Ending
Account
Value
(12/31/22)
Expenses
Paid During
the Period
(a)
Ending
Account
Value
(12/31/22)
Expenses
Paid During
the Period
(a)
Including
Dividend
Expense
Excluding
Dividend
Expense
Class I .......... $ 1,000.00 $ 1,006.00 $ 3.54 $ 3.49 $ 1,000.00 $ 1,021.68 $ 3.57 $ 1,021.73 $ 3.52 0.70% 0.69%
Class II ......... 1,000.00 1,004.60 4.55 4.50 1,000.00 1,020.67 4.58 1,020.72 4.53 0.90 0.89
Class III ......... 1,000.00 1,004.90 5.05 5.00 1,000.00 1,020.16 5.09 1,020.21 5.04 1.00 0.99
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
GEOGRAPHIC ALLOCATION
Percent of
Total Investments
(a)
Country/Geographic Region Long Short Total
United States ........................... 71.7% 0.1% 71.8%
United Kingdom .......................... 3.7 — 3.7
Germany .............................. 3.6 — 3.6
France ................................ 2.8 — 2.8
Netherlands ............................ 2.8 — 2.8
Canada ............................... 2.3 — 2.3
China ................................. 1.8 — 1.8
Australia ............................... 1.4 — 1.4
Japan ................................ 1.1 — 1.1
Switzerland ............................. 1.0 — 1.0
Other
(b)
................................ 7.7 — 7.7
Total ................................. 99.9% 0.1% 100.0%
(a)
Total investments include the gross market values of long and short positions and exclude
Short-Term Securities, Options Purchased and Options Written.
(b)
Includes holdings within countries that are 1% or less of long-term investments. Please refer to the Consolidated Schedule of Investments for such countries.

Disclosure of Expenses

Disclosure of Expenses / Derivative Financial Instruments
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the
Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.  The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Consolidated Financial Statements.

2022
BlackRock Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
6
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
December 31, 2022
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 0.6%
(a)(b)
AGL CLO 5 Ltd.
Series 2020-5A, Class A2R, (LIBOR
USD 3 Month + 1.40%), 5.64%,
07/20/34 ............... USD 411 $ 390,956
Series 2020-5A, Class BR, (LIBOR
USD 3 Month + 1.70%), 5.94%,
07/20/34 ............... 574 549,780
AIMCO CLO, Series 2018-AA, Class
B, (LIBOR USD 3 Month + 1.40%),
5.48%, 04/17/31 ............ 256 246,063
Allegro CLO IV Ltd., Series 2016-1A,
Class BR2, (LIBOR USD 3 Month +
1.55%), 5.63%, 01/15/30 ....... 252 246,280
Allegro CLO VIII Ltd., Series 2018-2A,
Class A, (LIBOR USD 3 Month +
1.10%), 5.18%, 07/15/31 ....... 250 244,485
ALM Ltd., Series 2020-1A, Class A2,
(LIBOR USD 3 Month + 1.85%),
5.93%, 10/15/29 ............ 252 244,781
AMMC CLO 22 Ltd., Series 2018-22A,
Class B, (LIBOR USD 3 Month +
1.45%), 5.81%, 04/25/31 ....... 125 119,427
Apidos CLO XV, Series 2013-15A,
Class A1RR, (LIBOR USD 3 Month
+ 1.01%), 5.25%, 04/20/31 ..... 620 610,920
Arbor Realty Commercial Real Estate
Notes Ltd., Series 2022-FL2, Class
A, (1 Month CME Term SOFR +
1.85%), 6.19%, 05/15/37 ....... 1,919 1,875,963
Ares LV CLO Ltd., Series 2020-55A,
Class BR, (LIBOR USD 3 Month +
1.70%), 5.78%, 07/15/34 ....... 790 751,574
Assurant CLO I Ltd., Series 2017-1A,
Class CR, (LIBOR USD 3 Month +
2.15%), 6.39%, 10/20/34 ....... 280 256,255
Atrium XII, Series 12A, Class BR,
(LIBOR USD 3 Month + 1.35%),
5.67%, 04/22/27 ............ 287 280,519
Bain Capital Credit CLO Ltd., Series
2020-2A, Class BR, (LIBOR USD 3
Month + 1.70%), 5.93%, 07/19/34 575 548,674
Battalion CLO X Ltd., Series 2016-10A,
Class A2R2, (LIBOR USD 3 Month +
1.55%), 5.87%, 01/25/35 ....... 485 455,605
Battalion CLO XI Ltd., Series 2017-11A,
Class BR, (LIBOR USD 3 Month +
1.72%), 6.04%, 04/24/34 ....... 288 271,402
Benefit Street Partners CLO II Ltd.,
Series 2013-IIA, Class A2R2,
(LIBOR USD 3 Month + 1.45%),
5.53%, 07/15/29 ............ 610 600,625
Benefit Street Partners CLO III Ltd.,
Series 2013-IIIA, Class A2R2,
(LIBOR USD 3 Month + 1.65%),
5.89%, 07/20/29 ............ 283 278,572
BlueMountain CLO Ltd.
Series 2013-2A, Class BR, (LIBOR
USD 3 Month + 1.60%), 5.92%,
10/22/30 ............... 250 241,232
Series 2014-2A, Class BR2, (LIBOR
USD 3 Month + 1.75%), 5.99%,
10/20/30 ............... 256 246,381
BlueMountain CLO XXII Ltd., Series
2018-22A, Class B, (LIBOR USD 3
Month + 1.50%), 5.58%, 07/15/31 502 485,315
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Canyon CLO Ltd., Series 2020-3A,
Class B, (LIBOR USD 3 Month +
1.70%), 5.78%, 01/15/34 ....... USD 250 $ 239,708
Catskill Park CLO Ltd., Series 2017-1A,
Class A1B, (LIBOR USD 3 Month +
1.35%), 5.59%, 04/20/29 ....... 313 308,202
Cedar Funding XI CLO Ltd., Series
2019-11A, Class A2R, (LIBOR USD
3 Month + 1.35%), 6.09%, 05/29/32 250 240,685
Chenango Park CLO Ltd., Series 2018-
1A, Class A2, (LIBOR USD 3 Month
+ 1.55%), 5.63%, 04/15/30 ..... 401 387,031
CIFC Funding 2015-III Ltd., Series
2015-3A, Class BR, (LIBOR USD 3
Month + 1.15%), 5.38%, 04/19/29 288 277,539
CIFC Funding Ltd.
Series 2017-3A, Class A2, (LIBOR
USD 3 Month + 1.80%), 6.04%,
07/20/30 ............... 276 267,332
Series 2020-1A, Class BR, (LIBOR
USD 3 Month + 1.65%), 5.73%,
07/15/36 ............... 875 835,518
Cook Park CLO Ltd., Series 2018-1A,
Class B, (LIBOR USD 3 Month +
1.40%), 5.48%, 04/17/30 ....... 402 385,016
Dryden 49 Senior Loan Fund, Series
2017-49A, Class BR, (LIBOR USD 3
Month + 1.60%), 5.79%, 07/18/30 250 241,873
Elmwood CLO II Ltd., Series 2019-2A,
Class BR, (LIBOR USD 3 Month +
1.65%), 5.89%, 04/20/34 ....... 475 455,216
Elmwood CLO IV Ltd., Series 2020-1A,
Class A, (LIBOR USD 3 Month +
1.24%), 5.32%, 04/15/33 ....... 300 295,202
FS Rialto, Series 2021-FL3, Class A,
(LIBOR USD 1 Month + 1.25%),
5.58%, 11/16/36 ............ 111 105,306
Galaxy XV CLO Ltd., Series 2013-15A,
Class ARR, (LIBOR USD 3 Month +
0.97%), 5.05%, 10/15/30 ....... 275 270,490
GoldenTree Loan Opportunities XI
Ltd., Series 2015-11A, Class AR2,
(LIBOR USD 3 Month + 1.07%),
5.26%, 01/18/31 ............ 250 247,016
Gracie Point International Funding
Series 2021-1A, Class B, (LIBOR
USD 1 Month + 1.40%), 5.52%,
11/01/23 ............... 410 408,600
Series 2021-1A, Class C, (LIBOR
USD 1 Month + 2.40%), 6.52%,
11/01/23 ............... 428 425,808
Greystone CRE Notes Ltd., Series
2021-FL3, Class A, (LIBOR USD 1
Month + 1.02%), 5.34%, 07/15/39 863 821,241
Gulf Stream Meridian 1 Ltd., Series
2020-IA, Class A1, (LIBOR USD 3
Month + 1.37%), 5.45%, 04/15/33 1,354 1,326,173
Jamestown CLO XII Ltd., Series 2019-
1A, Class A2, (LIBOR USD 3 Month
+ 2.15%), 6.39%, 04/20/32 ..... 258 249,714
Madison Park Funding XIII Ltd., Series
2014-13A, Class BR2, (LIBOR USD
3 Month + 1.50%), 5.73%, 04/19/30 250 244,874
Madison Park Funding XXV Ltd., Series
2017-25A, Class A2R, (LIBOR USD
3 Month + 1.65%), 6.01%, 04/25/29 288 279,565

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Madison Park Funding XXVI Ltd.,
Series 2017-26A, Class AR, (LIBOR
USD 3 Month + 1.20%), 5.61%,
07/29/30 ................. USD 259 $ 256,827
Neuberger Berman CLO XXII Ltd.,
Series 2016-22A, Class BR, (LIBOR
USD 3 Month + 1.65%), 5.73%,
10/17/30 ................. 250 242,578
OCP CLO Ltd., Series 2014-5A, Class
A2R, (LIBOR USD 3 Month +
1.40%), 5.73%, 04/26/31 ....... 300 287,515
Octagon Investment Partners 46 Ltd.,
Series 2020-2A, Class BR, (LIBOR
USD 3 Month + 1.65%), 5.73%,
07/15/36 ................. 300 285,554
Octagon Investment Partners XV Ltd.,
Series 2013-1A, Class A2R, (LIBOR
USD 3 Month + 1.35%), 5.58%,
07/19/30 ................. 263 255,706
OHA Credit Funding 3 Ltd., Series
2019-3A, Class BR, (LIBOR USD 3
Month + 1.65%), 5.89%, 07/02/35 308 294,314
OHA Credit Funding 7 Ltd., Series
2020-7A, Class AR, (3 Month CME
Term SOFR + 1.30%), 5.26%,
02/24/37 ................. 250 243,418
Park Avenue Institutional Advisers CLO
Ltd., Series 2016-1A, Class A2R,
(LIBOR USD 3 Month + 1.80%),
6.49%, 08/23/31 ............ 269 255,640
Pikes Peak CLO 1, Series 2018-1A,
Class A, (LIBOR USD 3 Month +
1.18%), 5.50%, 07/24/31 ....... 278 274,441
Pikes Peak CLO 8, Series 2021-8A,
Class A, (LIBOR USD 3 Month +
1.17%), 5.41%, 07/20/34 ....... 250 240,381
Recette CLO Ltd., Series 2015-1A,
Class BRR, (LIBOR USD 3 Month +
1.40%), 5.64%, 04/20/34 ....... 250 237,467
Regatta XVIII Funding Ltd., Series
2021-1A, Class B, (LIBOR USD 3
Month + 1.45%), 5.53%, 01/15/34 250 239,158
Rockford Tower CLO Ltd.
Series 2017-1A, Class BR2A,
(LIBOR USD 3 Month + 1.65%),
5.89%, 04/20/34 .......... 250 237,484
Series 2018-1A, Class A, (LIBOR
USD 3 Month + 1.10%), 5.78%,
05/20/31 ............... 250 246,173
Signal Peak CLO 8 Ltd.
Series 2020-8A, Class A, (LIBOR
USD 3 Month + 1.27%), 5.51%,
04/20/33 ............... 250 244,240
Series 2020-8A, Class B, (LIBOR
USD 3 Month + 1.65%), 5.89%,
04/20/33 ............... 250 238,708
Sixth Street CLO XVI Ltd.
Series 2020-16A, Class A1A,
(LIBOR USD 3 Month + 1.32%),
5.56%, 10/20/32 .......... 302 299,543
Series 2020-16A, Class B, (LIBOR
USD 3 Month + 1.85%), 6.09%,
10/20/32 ............... 290 279,644
TICP CLO IX Ltd., Series 2017-9A,
Class B, (LIBOR USD 3 Month +
1.60%), 5.84%, 01/20/31 ....... 250 244,207
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
TICP CLO VI Ltd.
Series 2016-6A, Class AR2, (LIBOR
USD 3 Month + 1.12%), 5.20%,
01/15/34 ............... USD 250 $ 244,805
Series 2016-6A, Class BR2, (LIBOR
USD 3 Month + 1.50%), 5.58%,
01/15/34 ............... 250 238,644
TICP CLO XII Ltd., Series 2018-12A,
Class BR, (LIBOR USD 3 Month +
1.65%), 5.73%, 07/15/34 ....... 300 286,976
Trestles CLO III Ltd., Series 2020-3A,
Class A1, (LIBOR USD 3 Month +
1.33%), 5.57%, 01/20/33 ....... 870 858,995
Trinitas CLO XIV Ltd.
Series 2020-14A, Class B, (LIBOR
USD 3 Month + 2.00%), 6.36%,
01/25/34 ............... 452 433,262
Series 2020-14A, Class C, (LIBOR
USD 3 Month + 3.00%), 7.36%,
01/25/34 ............... 343 326,193
Voya CLO Ltd., Series 2017-3A, Class
A1R, (LIBOR USD 3 Month +
1.04%), 5.28%, 04/20/34 ....... 300 290,500
Whitebox CLO II Ltd.
Series 2020-2A, Class A1R, (LIBOR
USD 3 Month + 1.22%), 5.54%,
10/24/34 ............... 397 383,057
Series 2020-2A, Class BR, (LIBOR
USD 3 Month + 1.75%), 6.07%,
10/24/34 ............... 274 264,875
York CLO-1 Ltd., Series 2014-1A,
Class BRR, (LIBOR USD 3 Month +
1.65%), 5.97%, 10/22/29 ....... 256 250,223
York CLO-3 Ltd., Series 3A, Class BR,
(LIBOR USD 3 Month + 1.75%),
5.99%, 10/20/29 ............ 725 708,549
26,445,995
Ireland — 0.0%
(b)
CIFC European Funding CLO II DAC,
Series 2X, Class B1, (EURIBOR 3
Month + 1.60%), 2.98%, 04/15/33
(c)
EUR 207 206,640
Harvest CLO XVIII DAC, Series 18X,
Class B, (EURIBOR 3 Month +
1.20%), 2.58%, 10/15/30
(c)
..... 231 233,644
Holland Park CLO DAC, Series 1X,
Class A1RR, (EURIBOR 3 Month +
0.92%), 2.72%, 11/14/32
(c)
...... 135 139,835
OAK Hill European Credit Partners
VI DAC, Series 2017-6X, Class
B1, (EURIBOR 3 Month + 1.20%),
2.66%, 01/20/32
(c)
........... 160 160,238
OCP Euro CLO DAC, Series 2017-2X,
Class B, (EURIBOR 3 Month +
1.35%), 2.73%, 01/15/32
(c)
..... 268 272,791
Prodigy Finance DAC
(a)
Series 2021-1A, Class B, (LIBOR
USD 1 Month + 2.50%), 6.89%,
07/25/51 ............... USD 530 519,190
Series 2021-1A, Class C, (LIBOR
USD 1 Month + 3.75%), 8.14%,
07/25/51 ............... 310 304,646
Series 2021-1A, Class D, (LIBOR
USD 1 Month + 5.90%), 10.29%,
07/25/51 ............... 250 245,119

2022
BlackRock Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
8
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Ireland (continued)
Rockford Tower Europe CLO
DAC, Series 2018-1X, Class B,
(EURIBOR 3 Month + 1.85%),
3.90%, 12/20/31
(c)
........... EUR 207 $ 210,591
2,292,694
Jersey, Channel Islands — 0.0%
AGL Static CLO 18 Ltd., Series 2022-
18A, Class B, (3 Month CME Term
SOFR + 2.00%), 5.99%, 04/21/31
(a)
(b)
...................... USD 949 902,098
United States — 0.8%
AccessLex Institute, Series 2007-A,
Class A3, (LIBOR USD 3 Month +
0.30%), 5.06%, 05/25/36
(b)
..... 509 493,789
ACRES Commercial Realty Ltd., Series
2021-FL1, Class A, (LIBOR USD 1
Month + 1.20%), 5.53%, 06/15/36
(a)
(b)
...................... 498 480,116
Ajax Mortgage Loan Trust
(a)(b)
Series 2021-E, Class A1, 1.74%,
12/25/60 ............... 5,134 4,343,511
Series 2021-E, Class A2, 2.69%,
12/25/60 ............... 726 581,310
Series 2021-E, Class B1, 3.73%,
12/25/60 ............... 480 378,442
Series 2021-E, Class M1, 2.94%,
12/25/60 ............... 377 290,873
Arbor Realty Commercial Real Estate
Notes Ltd., Series 2021-FL4, Class
A, (LIBOR USD 1 Month + 1.35%),
5.67%, 11/15/36
(a)(b)
.......... 194 187,517
Bankers Healthcare Group
Securitization Trust, Series 2020-A,
Class C, 5.17%, 09/17/31
(a)
..... 240 219,660
Battalion CLO XX Ltd., Series 2021-
20A, Class A, (LIBOR USD 3 Month
+ 1.18%), 5.26%, 07/15/34
(a)(b)
... 612 595,618
Brex Commercial Charge Card Master
Trust, Series 2021-1, Class A,
2.09%, 07/15/24
(a)
........... 1,438 1,422,399
College Avenue Student Loans LLC,
Series 2021-B, Class D, 3.78%,
06/25/52
(a)
................ 100 78,886
FS Rialto Issuer LLC, Series 2022-FL6,
Class A, (1 Month CME Term SOFR
+ 2.58%), 6.90%, 08/17/37
(a)(b)
... 1,997 1,972,372
GoodLeap Sustainable Home Solutions
Trust, Series 2021-3CS, Class A,
2.10%, 05/20/48
(a)
........... 1,481 1,052,993
Lendmark Funding Trust, Series 2021-
2A, Class D, 4.46%, 04/20/32
(a)
.. 640 468,284
Mariner Finance Issuance Trust,
Series 2020-AA, Class A, 2.19%,
08/21/34
(a)
................ 1,594 1,516,997
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-FL6, Class
A, (LIBOR USD 1 Month + 1.10%),
5.43%, 07/16/36
(a)(b)
.......... 754 722,909
Navient Private Education Refi Loan
Trust
(a)
Series 2021-DA, Class A, (US Prime
Rate - 1.99%), 5.01%, 04/15/60
(b)
3,130 2,880,169
Series 2021-DA, Class B, 2.61%,
04/15/60 ............... 747 660,697
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-DA, Class C, 3.48%,
04/15/60 ............... USD 1,926 $ 1,613,999
Series 2021-DA, Class D, 4.00%,
04/15/60 ............... 614 519,906
Nelnet Student Loan Trust
(a)
Series 2021-A, Class D, 4.93%,
04/20/62 ............... 1,554 1,269,159
Series 2021-BA, Class C, 3.57%,
04/20/62 ............... 1,640 1,308,687
Oportun Issuance Trust
(a)
Series 2021-B, Class A, 1.47%,
05/08/31 ............... 1,827 1,595,749
Series 2021-B, Class B, 1.96%,
05/08/31 ............... 440 380,059
Series 2021-B, Class C, 3.65%,
05/08/31 ............... 210 176,304
Series 2021-B, Class D, 5.41%,
05/08/31 ............... 500 403,776
Pagaya AI Debt Selection Trust, Series
2021-2, Class NOTE, 3.00%,
01/25/29
(a)
................ 1,847 1,719,951
Progress Residential, Series 2021-
SFR3, Class F, 3.44%, 05/17/26
(a)
699 595,595
SMB Private Education Loan Trust
(a)
Series 2021-A, Class C, 2.99%,
01/15/53 ............... 3,738 3,122,017
Series 2021-A, Class D1, 3.86%,
01/15/53 ............... 2,005 1,800,952
Series 2021-A, Class D2, 3.86%,
01/15/53 ............... 1,096 973,056
Series 2021-C, Class B, 2.30%,
01/15/53 ............... 389 332,513
Series 2021-C, Class C, 3.00%,
01/15/53
(d)
.............. 410 342,182
Series 2021-C, Class D, 3.93%,
01/15/53 ............... 190 168,067
34,668,514
Total Asset-Backed Securities — 1.4%
(Cost: $70,075,333) .............................. 64,309,301
Shares
Shares
Common Stocks
Argentina — 0.0%
MercadoLibre, Inc.
(e)
............ 698 590,676
Australia — 0.8%
AGL Energy Ltd. .............. 165,138 903,980
BHP Group Ltd.
(f)
.............. 142,608 4,431,800
BHP Group Ltd. ............... 37,149 1,150,762
CSL Ltd. .................... 1,601 312,186
Endeavour Group Ltd. .......... 110,915 482,693
Glencore plc ................. 2,978,488 19,862,486
Origin Energy Ltd. ............. 67,865 355,200
Qantas Airways Ltd.
(e)
........... 102,713 415,752
QBE Insurance Group Ltd. ....... 78,747 714,369
Quintis HoldCo Pty. Ltd.
(d)(e)(g)
...... 7,642,509 52
Rio Tinto plc ................. 54,340 3,824,669
South32 Ltd. ................. 578,837 1,586,956
Treasury Wine Estates Ltd. ....... 40,466 373,842
Woodside Energy Group Ltd.
(f)
..... 27,732 671,619
Woolworths Group Ltd. .......... 7,669 175,125
35,261,491

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Shares
Shares Value
Belgium — 0.0%
KBC Group NV ............... 18,417 $ 1,185,785
Brazil — 0.1%
Embraer SA
(e)
................ 219,876 598,947
Engie Brasil Energia SA ......... 48,800 350,420
Lojas Renner SA
(e)
............. 96,202 373,956
Sendas Distribuidora SA
(e)
........ 99,112 365,503
Suzano SA .................. 19,253 178,428
Vale SA .................... 14,859 253,016
2,120,270
Canada — 1.0%
Barrick Gold Corp. ............. 21,616 370,537
Cameco Corp. ................ 198,997 4,511,262
Canadian Imperial Bank of Commerce 19,602 792,911
Canadian National Railway Co. .... 3,753 445,814
Enbridge, Inc. ................ 808,608 31,603,793
George Weston Ltd. ............ 2,767 343,300
Imperial Oil Ltd. ............... 10,309 502,126
National Bank of Canada ........ 11,911 802,541
Nutrien Ltd. .................. 21,344 1,558,238
Suncor Energy, Inc. ............ 26,659 845,646
TC Energy Corp.
(f)
............. 90,644 3,613,710
45,389,878
Cayman Islands — 0.0%
Hedosophia European Growth
(e)
.... 169,035 1,791,341
Chile — 0.0%
Sociedad Quimica y Minera de Chile
SA, ADR
(f)
................. 14,406 1,150,175
China — 1.3%
Agricultural Bank of China Ltd., Class H 1,420,000 485,777
Aier Eye Hospital Group Co. Ltd., Class
A ...................... 151,197 677,132
Amoy Diagnostics Co. Ltd., Class A . 205,510 784,118
Anhui Gujing Distillery Co. Ltd., Class B 4,200 67,231
BYD Co. Ltd., Class A ........... 167,400 6,179,852
BYD Co. Ltd., Class H .......... 41,500 1,018,161
BYD Electronic International Co. Ltd. 6,500 20,772
China Construction Bank Corp., Class
H ...................... 738,000 461,537
China Merchants Bank Co. Ltd., Class
H ...................... 123,500 683,431
China Petroleum & Chemical Corp.,
Class H .................. 640,000 308,360
China Tourism Group Duty Free Corp.
Ltd., Class A ............... 21,400 665,376
Contemporary Amperex Technology
Co. Ltd., Class A ............ 120,000 6,792,031
Dali Foods Group Co. Ltd.
(a)(c)
...... 92,500 42,083
Dongfeng Motor Group Co. Ltd., Class
H ...................... 218,000 124,561
Foshan Haitian Flavouring & Food Co.
Ltd., Class A ............... 89,240 1,024,058
Ganfeng Lithium Co. Ltd., Class H
(a)(c)(f)
327,040 2,424,451
Glodon Co. Ltd., Class A ......... 104,890 906,741
Great Wall Motor Co. Ltd., Class H
(f)
. 367,500 473,421
Gree Electric Appliances, Inc. of
Zhuhai, Class A ............. 318,500 1,482,574
Guangzhou Baiyun International Airport
Co. Ltd., Class A
(e)
........... 537,000 1,163,698
Haidilao International Holding Ltd.
(a)(c)(e)
343,000 978,257
Hangzhou Robam Appliances Co. Ltd.,
Class A .................. 403,900 1,616,876
Security
Shares
Shares Value
China (continued)
Hangzhou Tigermed Consulting Co.
Ltd., Class H
(a)(c)
............ 44,900 $ 516,340
Hundsun Technologies, Inc., Class A . 214,282 1,248,377
Hygeia Healthcare Holdings Co. Ltd.
(a)(c)
(e)
...................... 114,000 813,362
Industrial & Commercial Bank of China
Ltd., Class H ............... 1,337,000 685,733
JD Health International, Inc.
(a)(c)(e)
... 221,050 1,996,093
JD.com, Inc., Class A ........... 26,954 752,465
Jiangsu Hengrui Medicine Co. Ltd.,
Class A .................. 156,200 867,612
Jinxin Fertility Group Ltd.
(a)(c)(f)
...... 1,005,000 924,009
Kindstar Globalgene Technology, Inc.
(a)
(c)(e)
..................... 1,655,500 605,211
Kingsoft Corp. Ltd. ............. 250,400 829,840
Lenovo Group Ltd. ............. 304,000 247,607
Li Auto, Inc., Class A
(e)
.......... 9,900 95,720
LONGi Green Energy Technology Co.
Ltd., Class A ............... 82,700 503,023
Meituan Dianping
(a)(c)(e)
.......... 35,900 795,394
Microport Cardioflow Medtech Corp.
(a)(c)
(e)(f)
..................... 2,890,000 959,988
Ming Yuan Cloud Group Holdings Ltd. 210,000 186,613
Nongfu Spring Co. Ltd., Class H
(a)(c)
.. 36,800 207,250
PetroChina Co. Ltd., Class H ...... 556,000 253,977
Pharmaron Beijing Co. Ltd., Class H
(a)(c)
34,450 236,718
SG Micro Corp., Class A ......... 7,300 181,674
Shanghai Fosun Pharmaceutical Group
Co. Ltd., Class H ............ 95,500 304,406
Shanghai Jinjiang International Hotels
Co. Ltd., Class A ............ 74,500 626,355
SITC International Holdings Co. Ltd. . 182,000 403,392
TBEA Co. Ltd., Class A .......... 63,300 183,074
Tencent Holdings Ltd. ........... 290,100 12,300,346
Venustech Group, Inc., Class A .... 207,996 782,541
Want Want China Holdings Ltd. .... 179,000 119,278
Wuhan Raycus Fiber Laser
Technologies Co. Ltd., Class A
(e)
. 158,810 542,010
Yifeng Pharmacy Chain Co. Ltd., Class
A ...................... 46,234 426,640
Yonyou Network Technology Co. Ltd.,
Class A .................. 311,814 1,085,671
Yum China Holdings, Inc. ........ 12,550 700,791
Zijin Mining Group Co. Ltd., Class H . 148,000 198,911
58,960,919
Denmark — 0.2%
Chr Hansen Holding A/S ......... 2,071 148,973
DSV A/S .................... 4,823 762,696
Novo Nordisk A/S, Class B ....... 48,377 6,570,350
Novozymes A/S, Class B ......... 3,109 157,731
Orsted A/S
(a)(c)
................ 4,320 390,552
Pandora A/S ................. 5,478 387,193
8,417,495
Finland — 0.0%
Fortum OYJ ................. 11,702 194,886
Kone OYJ, Class B ............ 7,488 387,667
Wartsila OYJ Abp .............. 49,959 421,257
1,003,810
France — 2.3%
BNP Paribas SA .............. 246,195 14,018,145
Carrefour SA ................. 19,457 325,437
Cie de Saint-Gobain ............ 190,034 9,296,624
Danone SA .................. 112,085 5,907,522
EssilorLuxottica SA ............ 64,750 11,715,425

2022
BlackRock Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
10
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Shares
Shares Value
France (continued)
Hermes International ........... 4,484 $ 6,940,571
Kering SA ................... 24,613 12,526,243
La Francaise des Jeux SAEM
(a)(c)
... 21,435 862,513
L'Oreal SA .................. 6,586 2,358,432
LVMH Moet Hennessy Louis Vuitton SE 44,616 32,466,763
Remy Cointreau SA ............ 1,468 247,525
Societe Generale SA ........... 58,287 1,462,051
Teleperformance .............. 1,177 281,380
TotalEnergies SE .............. 55,784 3,501,740
Ubisoft Entertainment SA
(e)
....... 18,693 528,093
Unibail-Rodamco-Westfield
(e)(h)
..... 3,127 163,468
102,601,932
Germany — 2.6%
adidas AG .................. 5,625 762,336
BASF SE ................... 10,260 505,188
Bayer AG (Registered) .......... 6,516 335,379
Brenntag SE ................. 9,874 629,713
Commerzbank AG
(e)
............ 290,345 2,714,616
Deutsche Telekom AG (Registered) . 968,263 19,265,129
Fresenius SE & Co. KGaA ........ 21,995 614,363
Infineon Technologies AG ........ 92,598 2,814,232
Mercedes-Benz Group AG ........ 264,438 17,292,910
SAP SE .................... 251,064 25,920,032
SAP SE, ADR
(f)
............... 17,100 1,764,549
Siemens AG (Registered) ........ 167,891 23,143,997
Symrise AG ................. 21,651 2,351,408
Telefonica Deutschland Holding AG . 131,893 323,931
Uniper SE
(f)
.................. 46,005 126,561
Vantage Towers AG ............ 484,463 16,603,277
115,167,621
Hong Kong — 0.3%
AIA Group Ltd. ............... 1,102,800 12,178,652
ASMPT Ltd. ................. 30,400 215,907
Orient Overseas International Ltd. .. 25,500 459,598
Super Hi International Holding Ltd.
(e)
. 34,300 43,680
12,897,837
India — 0.1%
HCL Technologies Ltd. .......... 23,679 296,956
Indian Oil Corp. Ltd. ............ 137,387 126,901
Think & Learn Pvt Ltd., Series
F (Acquired 12/11/20, cost
$2,928,536)
(d)(e)(i)
............ 1,951 4,683,729
Vedanta Ltd. ................. 70,047 260,709
5,368,295
Ireland — 0.0%
Kingspan Group plc ............ 17,599 952,879
Israel — 0.3%
(e)
Nice Ltd., ADR
(f)
............... 61,847 11,893,178
Taboola.com, Ltd. ............. 196,484 605,171
12,498,349
Italy — 0.3%
Coca-Cola HBC AG ............ 27,557 651,415
Enel SpA ................... 147,362 792,534
Ferrari NV .................. 16,620 3,563,970
FinecoBank Banca Fineco SpA .... 32,844 545,411
Intesa Sanpaolo SpA ........... 3,470,053 7,687,595
Snam SpA .................. 45,265 219,483
13,460,408
Japan — 1.0%
AGC, Inc. ................... 2,100 69,690
Astellas Pharma, Inc. ........... 62,165 945,258
Security
Shares
Shares Value
Japan (continued)
BayCurrent Consulting, Inc. ....... 13,000 $ 404,690
Capcom Co. Ltd. .............. 300 9,576
East Japan Railway Co. ......... 9,900 563,884
FANUC Corp. ................ 100,900 15,099,340
Food & Life Cos. Ltd. ........... 20,600 406,130
Hino Motors Ltd. .............. 97,900 371,990
Honda Motor Co. Ltd. ........... 21,300 485,832
Hoya Corp. .................. 76,593 7,335,969
Inpex Corp.
(f)
................. 25,500 274,008
Japan Post Bank Co. Ltd.
(f)
....... 61,700 528,951
Jeol Ltd. .................... 7,100 190,922
Kawasaki Kisen Kaisha Ltd.
(f)
...... 8,100 171,527
Keyence Corp. ............... 9,898 3,842,847
Kobayashi Pharmaceutical Co. Ltd. .. 7,600 520,924
Kose Corp.
(f)
................. 43,200 4,693,820
Kyowa Kirin Co. Ltd. ............ 9,200 210,717
Mazda Motor Corp. ............ 45,500 341,070
Mitsubishi Corp. ............... 34,600 1,123,282
Mitsubishi Electric Corp. ......... 33,500 331,950
Morinaga Milk Industry Co. Ltd. .... 3,100 117,715
MS&AD Insurance Group Holdings, Inc. 7,200 230,183
Nippon Yusen KK .............. 19,900 469,255
Nomura Research Institute Ltd. .... 26,800 637,142
Oracle Corp. Japan ............ 5,500 357,618
Recruit Holdings Co. Ltd. ........ 45,427 1,421,955
Sega Sammy Holdings, Inc. ....... 55,100 831,981
Shionogi & Co. Ltd. ............ 9,200 459,017
Terumo Corp. ................ 35,700 1,012,116
ZOZO, Inc. .................. 25,200 622,333
44,081,692
Jordan — 0.0%
Hikma Pharmaceuticals plc ....... 11,792 219,754
Mexico — 0.0%
Fomento Economico Mexicano SAB de
CV ..................... 155,889 1,218,777
Grupo Aeroportuario del Sureste SAB
de CV, Class B ............. 12,629 294,239
1,513,016
Netherlands — 2.1%
Adyen NV
(a)(c)(e)
............... 6,664 9,251,297
ASML Holding NV ............. 46,667 25,445,280
Heineken NV ................ 3,879 365,372
ING Groep NV ................ 2,170,891 26,443,982
Koninklijke Ahold Delhaize NV ..... 56,374 1,620,825
Koninklijke Philips NV ........... 17,801 267,856
Koninklijke Vopak NV ........... 13,596 404,432
Salt Pay Co. Ltd., Series C (Acquired
11/16/21, cost $2,251,184)
(d)(e)(i)
.. 1,159 1,091,117
Shell plc .................... 723,912 20,528,255
Shell plc, ADR
(f)
............... 162,272 9,241,390
Wolters Kluwer NV ............. 2,628 274,982
94,934,788
Norway — 0.0%
Norsk Hydro ASA .............. 128,779 962,284
Poland — 0.0%
Polski Koncern Naftowy ORLEN SA . 16,451 241,687
Saudi Arabia — 0.0%
Dr Sulaiman Al Habib Medical Services
Group Co. ................ 2,041 119,187

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Shares
Shares Value
South Africa — 0.1%
Anglo American Platinum Ltd. ..... 5,397 $ 450,416
Anglo American plc ............ 131,271 5,140,558
Kumba Iron Ore Ltd. ............ 21,490 620,703
6,211,677
South Korea — 0.6%
Amorepacific Corp.
(e)(f)
........... 39,152 4,284,978
Celltrion Healthcare Co. Ltd. ...... 5,140 237,520
Fila Holdings Corp. ............ 6,310 166,469
Hana Financial Group, Inc. ....... 23,187 772,107
Hanwha Aerospace Co. Ltd.
(e)
..... 9,177 534,416
KB Financial Group, Inc. ......... 9,572 366,729
Kia Corp.
(e)(f)
................. 7,376 347,045
LG Chem Ltd.
(e)
............... 7,752 3,701,807
LG Display Co. Ltd.
(e)
........... 19,532 193,017
LG Energy Solution Ltd.
(e)
........ 21,788 7,509,385
Samsung Electronics Co. Ltd. ..... 15,434 677,448
Samsung Fire & Marine Insurance Co.
Ltd.
(e)
.................... 1,966 311,100
Samsung SDI Co. Ltd. .......... 10,924 5,129,282
SK Telecom Co. Ltd. ............ 16,064 602,622
24,833,925
Spain — 0.4%
Cellnex Telecom SA
(a)(c)
.......... 472,714 15,680,515
Endesa SA .................. 12,564 236,788
Industria de Diseno Textil SA ...... 26,088 692,925
16,610,228
Sweden — 0.2%
Atlas Copco AB, Class A ......... 188,927 2,238,482
Epiroc AB, Class A ............. 106,081 1,931,641
Evolution AB
(a)(c)
............... 4,582 446,307
H & M Hennes & Mauritz AB, Class B 32,120 346,139
Hexagon AB, Class B ........... 184,665 1,936,230
Husqvarna AB, Class B .......... 22,164 155,667
Swedbank AB, Class A .......... 104,011 1,769,130
Telefonaktiebolaget LM Ericsson, Class
B ...................... 45,469 266,422
Telia Co. AB ................. 399,756 1,021,484
10,111,502
Switzerland — 0.8%
Cie Financiere Richemont SA
(Registered) ............... 4,648 602,660
Lonza Group AG (Registered) ..... 7,936 3,895,588
Nestle SA (Registered) .......... 154,103 17,800,350
Novartis AG (Registered) ........ 15,457 1,398,819
Partners Group Holding AG ....... 525 464,879
Roche Holding AG Genussscheine .. 24,570 7,720,817
Sika AG (Registered) ........... 816 196,169
Sonova Holding AG (Registered) ... 2,551 605,859
STMicroelectronics NV .......... 59,896 2,128,468
Temenos AG (Registered) ........ 3,083 169,606
VAT Group AG
(a)(c)(e)
............ 715 196,280
35,179,495
Taiwan — 0.4%
MediaTek, Inc. ................ 19,000 384,160
Nan Ya Printed Circuit Board Corp. .. 71,000 521,722
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 1,036,000 15,046,308
Unimicron Technology Corp. ...... 201,000 780,319
Wiwynn Corp. ................ 10,000 258,654
16,991,163
Security
Shares
Shares Value
United Arab Emirates — 0.0%
NMC Health plc
(d)(e)
............. 284,408 $ 3
United Kingdom — 2.5%
Admiral Group plc ............. 13,125 336,930
Alphawave IP Group plc
(e)
........ 473,852 584,321
AstraZeneca plc .............. 141,455 19,141,603
AstraZeneca plc, ADR
(f)
.......... 136,408 9,248,463
Auto Trader Group plc
(a)(c)
........ 265,825 1,655,386
BP plc ..................... 190,007 1,096,329
BP plc, ADR ................. 36,564 1,277,181
British American Tobacco plc ...... 17,925 709,080
Burberry Group plc ............. 23,409 569,123
Compass Group plc ............ 703,571 16,246,885
Dr. Martens plc ............... 70,280 159,497
Experian plc ................. 20,927 708,763
Exscientia plc, ADR
(e)(f)
.......... 367,500 1,958,775
Genius Sports Ltd.
(e)
............ 196,536 701,633
Grand Rounds, Inc., (Acquired
02/11/22, cost $6,542,036)
(d)(e)(i)
.. 2,434,345 2,750,810
Kingfisher plc ................ 135,698 385,549
Legal & General Group plc ....... 104,125 312,181
Linde plc ................... 13,315 4,343,087
Lloyds Banking Group plc ........ 35,835,005 19,555,650
National Grid plc .............. 14,850 177,893
NatWest Group plc ............. 314,857 1,004,151
Smith & Nephew plc ............ 10,232 136,647
Spirax-Sarco Engineering plc ...... 24,357 3,111,134
Standard Chartered plc .......... 26,719 199,284
Unilever plc .................. 510,099 25,753,797
112,124,152
United States — 34.8%
Abbott Laboratories ............ 242,963 26,674,908
AbbVie, Inc. ................. 73,333 11,851,346
Activision Blizzard, Inc. .......... 36,030 2,758,096
Adobe, Inc.
(e)
................. 16,074 5,409,383
Advance Auto Parts, Inc. ......... 4,898 720,153
Agilent Technologies, Inc. ........ 2,644 395,675
Air Products & Chemicals, Inc. ..... 62,482 19,260,701
Airbnb, Inc., Class A
(e)
........... 5,670 484,785
Akamai Technologies, Inc.
(e)
....... 3,093 260,740
Albemarle Corp. .............. 41,602 9,021,810
Alcoa Corp.
(f)
................. 57,658 2,621,709
Align Technology, Inc.
(e)
.......... 4,472 943,145
Allegion plc .................. 13,697 1,441,746
Alphabet, Inc., Class C
(e)
......... 574,566 50,981,241
Altria Group, Inc. .............. 15,206 695,066
Amazon.com, Inc.
(e)
............ 474,970 39,897,480
American Express Co. .......... 4,867 719,099
American Tower Corp. .......... 86,138 18,249,197
AmerisourceBergen Corp. ........ 10,813 1,791,822
Amgen, Inc. ................. 11,856 3,113,860
ANSYS, Inc.
(e)
................ 14,629 3,534,220
APA Corp. .................. 8,081 377,221
Apple, Inc.
(j)
................. 481,852 62,607,030
Applied Materials, Inc. .......... 91,122 8,873,460
Aptiv plc
(e)
................... 77,146 7,184,607
Archer-Daniels-Midland Co. ....... 264,895 24,595,501
Astra Space, Inc.
(e)
............. 249,521 108,242
AT&T, Inc. ................... 73,735 1,357,461
AutoZone, Inc.
(e)
.............. 375 924,818
Baker Hughes Co., Class A ....... 26,772 790,577
Ball Corp. ................... 5,565 284,594
Bank of America Corp. .......... 485,459 16,078,402
Baxter International, Inc. ......... 4,796 244,452
Berkshire Hathaway, Inc., Class B
(e)
. 6,289 1,942,672

2022
BlackRock Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
12
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Shares
Shares Value
United States (continued)
Booking Holdings, Inc.
(e)
......... 2,485 $ 5,007,971
Boston Scientific Corp.
(e)(j)
........ 603,729 27,934,541
Broadcom, Inc. ............... 2,395 1,339,116
Brown-Forman Corp., Class B ..... 10,577 694,697
Bunge Ltd. .................. 118,167 11,789,522
Cadence Design Systems, Inc.
(e)
... 35,872 5,762,478
California Resources Corp. ....... 36,388 1,583,242
Capri Holdings Ltd.
(e)
........... 30,606 1,754,336
Caterpillar, Inc. ............... 1,012 242,435
CDW Corp. .................. 6,857 1,224,523
Centene Corp.
(e)
.............. 6,059 496,899
CF Industries Holdings, Inc. ....... 195,217 16,632,488
Charles Schwab Corp. (The) ...... 295,934 24,639,465
Charter Communications, Inc., Class
A
(e)(f)
.................... 23,757 8,055,999
Cheniere Energy, Inc. ........... 2,773 415,839
Chesapeake Energy Corp. ....... 16,152 1,524,264
Chevron Corp. ................ 6,168 1,107,094
Chipotle Mexican Grill, Inc.
(e)
...... 1,430 1,984,111
Chubb Ltd. .................. 45,168 9,964,061
Cigna Corp. ................. 5,907 1,957,225
Cintas Corp. ................. 941 424,974
Cisco Systems, Inc. ............ 37,879 1,804,556
CME Group, Inc., Class A ........ 14,316 2,407,379
Colgate-Palmolive Co. .......... 5,770 454,618
Comcast Corp., Class A ......... 329,699 11,529,574
ConocoPhillips
(j)
............... 323,536 38,177,248
Copart, Inc.
(e)
................ 13,767 838,273
Corteva, Inc. ................. 18,819 1,106,181
Costco Wholesale Corp. ......... 37,310 17,032,015
Coterra Energy, Inc. ............ 47,400 1,164,618
Crowdstrike Holdings, Inc., Class A
(e)
. 60,107 6,328,666
Crown Castle, Inc. ............. 3,845 521,536
Crown Holdings, Inc. ........... 4,710 387,209
Crown PropTech Acquisitions
(d)(e)
... 62,472 1
Crown PropTech Acquisitions
(e)
..... 126,662 1,285,619
CSX Corp. .................. 5,421 167,943
CVS Health Corp. ............. 118,975 11,087,280
Darling Ingredients, Inc.
(e)
........ 12,465 780,184
Datadog, Inc., Class A
(e)(f)
........ 33,134 2,435,349
Davidson Kempner Mercant Co- Invest
Fund LP (Acquired 04/01/21, cost
$1,598,895)
(e)(i)(k)
............ —
(l)
5,584,051
Deere & Co. ................. 30,809 13,209,667
Delta Air Lines, Inc.
(e)
........... 30,779 1,011,398
Devon Energy Corp. ............ 19,543 1,202,090
Dexcom, Inc.
(e)
............... 52,087 5,898,332
Diversey Holdings Ltd.
(e)(f)
........ 280,132 1,193,362
Dominion Energy, Inc. ........... 23,955 1,468,921
Domino's Pizza, Inc. ............ 16,324 5,654,634
Dow, Inc. ................... 9,254 466,309
Dynatrace, Inc.
(e)
.............. 76,721 2,938,414
eBay, Inc. ................... 16,649 690,434
Edison International ............ 24,934 1,586,301
Edwards Lifesciences Corp.
(e)
..... 88,001 6,565,755
Element Solutions, Inc. .......... 40,785 741,879
Elevance Health, Inc. ........... 703 360,618
Eli Lilly & Co. ................ 36,701 13,426,694
Energy Transfer LP ............ 93,162 1,105,833
Epic Games, Inc., (Acquired 07/02/20,
cost $6,386,525)
(d)(e)(i)
......... 11,107 8,749,317
EQT Corp. .................. 411,305 13,914,448
Essex Property Trust, Inc. ........ 2,742 581,085
Eversource Energy ............ 18,910 1,585,414
Expedia Group, Inc.
(e)
........... 7,657 670,753
Security
Shares
Shares Value
United States (continued)
Extra Space Storage, Inc. ........ 3,242 $ 477,158
Exxon Mobil Corp. ............. 106,320 11,727,096
F5, Inc.
(e)
................... 67,202 9,644,159
Fanatics Holdings Inc., Class
A, (Acquired 08/17/22, cost
$9,001,757)
(d)(e)(i)
............ 132,691 10,107,073
Fastenal Co. ................. 6,083 287,848
Ferguson plc ................. 4,292 538,834
Fidelity National Information Services,
Inc. ..................... 4,234 287,277
First Republic Bank
(f)
........... 5,163 629,318
FleetCor Technologies, Inc.
(e)
...... 3,298 605,777
Floor & Decor Holdings, Inc., Class A
(e)
(f)
....................... 14,521 1,011,097
FMC Corp. .................. 8,456 1,055,309
Fortinet, Inc.
(e)
................ 113,835 5,565,393
Fortive Corp. ................. 321,745 20,672,116
Freeport-McMoRan, Inc.
(f)
........ 371,201 14,105,638
Gartner, Inc.
(e)
................ 2,552 857,829
Gen Digital, Inc. ............... 7,635 163,618
General Dynamics Corp. ......... 4,016 996,410
General Motors Co. ............ 60,354 2,030,309
Genuine Parts Co. ............. 2,762 479,235
Gilead Sciences, Inc. ........... 21,076 1,809,375
Goldman Sachs Group, Inc. (The) .. 1,779 610,873
Green Plains, Inc.
(e)(f)
........... 32,948 1,004,914
GSK plc .................... 44,758 773,563
Halliburton Co. ............... 88,960 3,500,576
HCA Healthcare, Inc. ........... 14,000 3,359,440
Healthpeak Properties, Inc. ....... 19,277 483,274
Hewlett Packard Enterprise Co. .... 19,120 305,155
Hilton Worldwide Holdings, Inc. .... 73,957 9,345,207
Honeywell International, Inc. ...... 1,368 293,162
Humana, Inc. ................ 52,145 26,708,148
iHeartMedia, Inc., Class A
(e)
....... 2,519 15,441
Informatica, Inc., Class A
(e)(f)
....... 100,618 1,639,067
Intercontinental Exchange, Inc. .... 10,402 1,067,141
International Flavors & Fragrances, Inc. 80,120 8,399,781
Intuit, Inc. ................... 18,877 7,347,306
Intuitive Surgical, Inc.
(e)
.......... 57,609 15,286,548
Jawbone Health Hub, Inc., (Acquired
01/24/17, cost $0)
(d)(e)(i)
........ 301,223 3
Johnson & Johnson
(j)
........... 113,639 20,074,329
JPMorgan Chase & Co. ......... 20,564 2,757,632
Kinder Morgan, Inc. ............ 27,991 506,077
KLA Corp. ................... 10,953 4,129,610
Kroger Co. (The) .............. 12,572 560,460
Latch, Inc.
(e)
................. 174,273 123,716
Liberty Media Corp.-Liberty SiriusXM,
Class A
(e)(f)
................ 185,022 7,273,215
Liberty Media Corp.-Liberty SiriusXM,
Class C
(e)
................. 251,263 9,831,921
Lions Gate Entertainment Corp., Class
A
(e)
..................... 102,826 587,136
Live Nation Entertainment, Inc.
(e)
... 7,078 493,620
LKQ Corp. .................. 3,999 213,587
Lookout, Inc., (Acquired 03/04/15, cost
$656,885)
(d)(i)
............... 57,505 209,893
Lowe's Cos., Inc. .............. 12,538 2,498,071
LPL Financial Holdings, Inc. ....... 104,115 22,506,540
Lululemon Athletica, Inc.
(e)
........ 11,250 3,604,275
Lumen Technologies, Inc.
(f)
....... 24,922 130,093
LyondellBasell Industries NV, Class A 70,922 5,888,654
Marathon Oil Corp. ............. 531,199 14,379,557
Marathon Petroleum Corp. ....... 35,157 4,091,923

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Shares
Shares Value
United States (continued)
Marsh & McLennan Cos., Inc. ..... 194,867 $ 32,246,591
Masco Corp.
(f)
................ 26,316 1,228,168
Masimo Corp.
(e)
............... 12,374 1,830,733
Mastercard, Inc., Class A ......... 97,207 33,801,790
McDonald's Corp. ............. 59,575 15,699,800
McKesson Corp. .............. 10,902 4,089,558
Merck & Co., Inc. .............. 215,023 23,856,802
Meta Platforms, Inc., Class A
(e)
..... 9,019 1,085,346
Mettler-Toledo International, Inc.
(e)
.. 469 677,916
MGM Resorts International ....... 22,776 763,679
Micron Technology, Inc. .......... 214,809 10,736,154
Microsoft Corp.
(j)
.............. 326,367 78,269,334
Mirion Technologies, Inc., Class A
(e)
. 61,353 405,543
Mirion Technologies, Inc., Class A
(e)
. 756,990 5,003,704
Molina Healthcare, Inc.
(e)
......... 2,179 719,549
Morgan Stanley ............... 163,085 13,865,487
Mosaic Co. (The) .............. 14,634 641,994
Mr Cooper Group, Inc.
(e)
......... 24,501 983,225
NetApp, Inc. ................. 9,465 568,468
Newmont Corp. ............... 11,398 537,986
NextEra Energy, Inc. ........... 256,708 21,460,789
NIKE, Inc., Class B ............ 23,670 2,769,627
Norfolk Southern Corp. .......... 2,866 706,240
Northrop Grumman Corp. ........ 50,084 27,326,331
NVIDIA Corp. ................ 63,326 9,254,462
Offerpad Solutions, Inc.
(e)
........ 248,310 114,347
ONEOK, Inc. ................. 20,840 1,369,188
Opendoor Technologies, Inc.
(e)(f)
.... 192,781 223,626
Otis Worldwide Corp. ........... 47,065 3,685,660
Ovintiv, Inc. .................. 14,242 722,212
Palo Alto Networks, Inc.
(e)
........ 35,797 4,995,113
Park Hotels & Resorts, Inc. ....... 29,763 350,906
Paycom Software, Inc.
(e)
......... 2,282 708,127
Peloton Interactive, Inc., Class A
(e)(f)
. 142,125 1,128,473
PepsiCo, Inc. ................ 20,365 3,679,141
Pfizer, Inc. .................. 132,013 6,764,346
Philip Morris International, Inc. ..... 14,591 1,476,755
Phillips 66 ................... 15,395 1,602,312
Pioneer Natural Resources Co. .... 14,973 3,419,683
Planet Labs PBC
(e)
............. 165,440 719,664
Playstudios, Inc.
(e)
............. 277,748 1,077,662
PNC Financial Services Group, Inc.
(The) .................... 3,826 604,278
Prologis, Inc. ................. 6,878 775,357
Proof Acquisition Corp. I
(d)(e)
....... 30,948 34,971
Public Service Enterprise Group, Inc. 4,066 249,124
Quest Diagnostics, Inc. .......... 4,926 770,623
Raymond James Financial, Inc. .... 71,785 7,670,227
Rocket Lab USA, Inc.
(e)(f)
......... 116,700 439,959
Rockwell Automation, Inc. ........ 22,030 5,674,267
RXO, Inc.
(e)(f)
................. 109,175 1,877,810
S&P Global, Inc. .............. 12,764 4,275,174
Salesforce, Inc.
(e)
.............. 60,922 8,077,648
Sarcos Technology & Robotics Corp.
(e)
42,794 24,020
Sarcos Technology & Robotics Corp.
(e)
1,176,652 660,455
Sarcos Technology & Robotics Corp.
(e)
29,189 16,930
SBA Communications Corp., Class A 4,612 1,292,790
Schlumberger NV ............. 279,538 14,944,101
Schneider Electric SE ........... 4,855 681,810
Seagate Technology Holdings plc
(f)
.. 11,175 587,917
Seagen, Inc.
(e)
................ 52,971 6,807,303
Sempra Energy ............... 189,392 29,268,640
ServiceNow, Inc.
(e)
............. 33,688 13,080,040
Snorkel AI, Inc., Series B (Acquired
06/30/21, cost $234,442)
(d)(e)(i)
... 15,609 111,136
Security
Shares
Shares Value
United States (continued)
Snowflake, Inc., Class A
(e)
........ 5,326 $ 764,494
Sonder Holdings, Inc.
(e)
.......... 275,263 341,326
Southwest Airlines Co.
(e)
......... 16,165 544,276
Splunk, Inc.
(e)
................ 11,243 967,910
Starbucks Corp.
(f)
.............. 116,428 11,549,658
Sun Country Airlines Holdings, Inc.
(e)
. 323,187 5,125,746
Symbotic Corp., Class A
(e)
........ 73,345 875,739
Synchrony Financial ............ 18,399 604,591
Synopsys, Inc.
(e)
.............. 984 314,181
Tapestry, Inc. ................. 24,498 932,884
TE Connectivity Ltd. ............ 96,251 11,049,615
Tesla, Inc.
(e)
.................. 60,006 7,391,539
Thermo Fisher Scientific, Inc. ...... 32,679 17,995,999
TJX Cos., Inc. (The) ............ 130,889 10,418,764
Toast, Inc., Class A
(e)
........... 17,911 322,935
Toll Brothers, Inc. .............. 11,348 566,492
TPB Acquisition Corp. I, Class A
(e)(f)
.. 63,457 637,108
Trane Technologies plc .......... 5,370 902,643
TransDigm Group, Inc. .......... 3,335 2,099,883
Travelers Cos., Inc. (The) ........ 5,689 1,066,631
Ulta Beauty, Inc.
(e)
............. 1,689 792,259
United Airlines Holdings, Inc.
(e)
..... 15,092 568,968
United Parcel Service, Inc., Class B . 104,023 18,083,358
United Rentals, Inc.
(e)
........... 6,928 2,462,350
UnitedHealth Group, Inc. ......... 68,076 36,092,534
Univar Solutions, Inc.
(e)
.......... 16,550 526,290
Valero Energy Corp. ............ 201,548 25,568,379
VeriSign, Inc.
(e)
............... 24,680 5,070,259
Verisk Analytics, Inc. ............ 18,980 3,348,452
Verizon Communications, Inc. ..... 14,934 588,400
Vertex Pharmaceuticals, Inc.
(e)
..... 2,296 663,039
Vertiv Holdings, Class A
(e)
........ 579,292 7,837,821
VF Corp. ................... 31,752 876,673
Visa, Inc., Class A ............. 8,295 1,723,369
Vulcan Materials Co. ........... 68,843 12,055,098
Walgreens Boots Alliance, Inc. ..... 18,217 680,587
Walmart, Inc. ................. 74,037 10,497,706
Walt Disney Co. (The)
(e)
......... 250,336 21,749,192
Waste Connections, Inc. ......... 1,638 217,133
Wells Fargo & Co. ............. 270,818 11,182,075
West Pharmaceutical Services, Inc. . 2,860 673,101
Willis Towers Watson plc ......... 2,844 695,586
Workday, Inc., Class A
(e)
......... 7,084 1,185,366
XPO Logistics, Inc.
(e)
........... 109,175 3,634,436
Zebra Technologies Corp., Class A
(e)
. 1,037 265,897
Zoetis, Inc., Class A ............ 11,442 1,676,825
Zscaler, Inc.
(e)
................ 26,350 2,948,565
1,564,522,437
Total Common Stocks — 52.2%
(Cost: $2,412,868,572) ........................... 2,347,476,151
Par (000)
Pa r (000)
Corporate Bonds
Australia — 0.5%
AngloGold Ashanti Holdings plc, 3.75%
,
10/01/30 ................. USD 455 394,798
National Australia Bank Ltd., 3.38%
,
01/14/26 ................. 46 43,991
Oafit, Series Health Care, 8.00%
,
03/28/26
(d)
................ AUD 2,290 1,520,360
Oceana Australian Fixed Income Trust
(d)
10.00%, 08/31/23 ........... 1,547 1,053,153

2022
BlackRock Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
14
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Australia (continued)
10.25%, 08/31/25 ........... AUD 2,870 $ 2,010,530
Quintis Australia Pty. Ltd.
(a)(d)(g)(m)
7.50%, (7.50% Cash or 8.00% PIK),
10/01/26 ............... USD 16,145 16,144,865
0.00%, (0.00% Cash or 12.00%
PIK), 10/01/28 ........... 14,449 2,018,520
23,186,217
Belgium — 0.1%
Anheuser-Busch Cos. LLC, 3.65%
,
02/01/26 ................. 1,667 1,604,331
Anheuser-Busch InBev SA/NV, 4.00%
,
09/24/25
(c)
................ GBP 300 356,101
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30 ............ USD 1,005 914,878
4.90%, 01/23/31 ............ 1,005 1,005,449
KBC Group NV, (GUKG1 + 0.92%),
1.25%
,
09/21/27
(b)(c)
.......... GBP 300 308,781
4,189,540
Brazil — 0.1%
Atento Luxco 1 SA, 8.00%
,
02/10/26
(a)
USD 202 107,982
Azul Investments LLP, 7.25%
,
06/15/26
(a)
................ 202 123,763
Braskem Netherlands Finance BV, (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 8.22%),
8.50%
,
01/23/81
(a)(b)
.......... 202 194,968
BRF SA, 4.88%
,
01/24/30
(c)
....... 404 340,193
Klabin Austria GmbH, 3.20%
,
01/12/31
(a)
................ 303 243,915
MC Brazil Downstream Trading SARL
7.25%, 06/30/31
(c)
........... 200 164,125
7.25%, 06/30/31
(a)
........... 202 165,766
Nexa Resources SA, 5.38%
,
05/04/27
(a)
200 187,475
Oi SA, 10.00%
,
(10.00% Cash or
4.00% PIK), 07/27/25
(m)
....... 303 50,714
Suzano Austria GmbH
3.75%, 01/15/31 ............ 346 288,867
Series DM3N, 3.13%, 01/15/32 .. 412 320,845
2,188,613
Canada — 0.3%
Bank of Montreal
Series H, 4.25%, 09/14/24 ..... 1,331 1,313,269
(SOFR 1 Day + 0.60%), 0.95%,
01/22/27
(b)
.............. 1,078 951,755
Canadian Pacific Railway Co., 4.00%
,
06/01/28 ................. 1,420 1,353,058
Open Text Corp., 6.90%
,
12/01/27
(a)
. 1,496 1,496,000
Rogers Communications, Inc., 2.95%
,
03/15/25
(a)
................ 1,745 1,662,663
Royal Bank of Canada
0.65%, 07/29/24 ............ 41 38,271
0.75%, 10/07/24 ............ 104 96,699
1.20%, 04/27/26 ............ 20 17,783
3.63%, 05/04/27 ............ 985 936,142
4.24%, 08/03/27 ............ 1,430 1,392,920
Thomson Reuters Corp., 3.35%
,
05/15/26 ................. 23 21,758
Toronto-Dominion Bank (The)
2.35%, 03/08/24 ............ 1,591 1,543,393
4.29%, 09/13/24 ............ 1,108 1,095,011
2.80%, 03/10/27 ............ 42 38,518
Security
Par (000)
Par (000) Value
Canada (continued)
2.88%, 04/05/27
(c)
........... GBP 300 $ 329,043
12,286,283
Chile — 0.0%
Kenbourne Invest SA, 6.88%
,
11/26/24
(a)
................ USD 314 296,593
China — 0.1%
Agile Group Holdings Ltd., 5.50%
,
04/21/25
(c)
................ 215 112,848
China Evergrande Group, 10.00%
,
04/11/23
(c)(e)(n)
.............. 322 21,695
China SCE Group Holdings Ltd.,
5.95%
,
09/29/24
(c)
........... 323 136,871
Easy Tactic Ltd., 7.50%
,
(7.50% Cash
or 7.50% PIK), 07/11/28
(m)
...... 302 57,528
Fantasia Holdings Group Co. Ltd.
(c)(e)(n)
11.75%, 04/17/22 ........... 716 55,490
10.88%, 01/09/23 ........... 815 63,163
Jingrui Holdings Ltd., 12.00%
,
08/31/22
(c)(e)(n)
.............. 470 18,800
Modern Land China Co. Ltd.
(c)(e)(n)
9.80%, 04/11/23 ............ 740 42,550
11.50%, 11/13/23 ........... 200 12,225
11.95%, 03/04/24 ........... 200 11,125
New Metro Global Ltd., 4.50%
,
05/02/26
(c)
................ 237 157,901
NXP BV
4.88%, 03/01/24 ............ 1,353 1,340,992
5.35%, 03/01/26 ............ 273 272,147
3.25%, 11/30/51 ............ 320 198,760
Redsun Properties Group Ltd., 10.50%
,
10/03/22
(c)(e)(n)
.............. 400 39,000
RKPF Overseas 2019 A Ltd., 6.00%
,
09/04/25
(c)
................ 220 175,010
Ronshine China Holdings Ltd.
(c)(e)(n)
6.75%, 08/05/24 ............ 440 22,000
7.10%, 01/25/25 ............ 723 36,150
Sinic Holdings Group Co. Ltd.
(c)(e)(n)
8.50%, 01/24/22 ............ 270 2,700
10.50%, 06/18/22 ........... 250 2,500
Yango Justice International Ltd.
(e)(n)
10.25%, 09/15/22 ........... 286 5,720
9.25%, 04/15/23
(c)
........... 327 4,905
7.88%, 09/04/24
(c)
........... 403 6,045
2,796,125
Colombia — 0.0%
AI Candelaria Spain SA, 7.50%
,
12/15/28
(c)
................ 257 243,579
Grupo Aval Ltd., 4.38%
,
02/04/30
(a)
.. 715 577,720
Promigas SA ESP, 3.75%
,
10/16/29
(a)
220 179,025
SURA Asset Management SA, 4.88%
,
04/17/24
(c)
................ 524 520,070
1,520,394
France — 0.1%
BNP Paribas SA
(c)
3.38%, 01/23/26 ............ GBP 300 340,470
1.88%, 12/14/27 ............ 300 303,754
BPCE SA, (SOFR 1 Day + 1.31%),
2.28%
,
01/20/32
(a)(b)
.......... USD 502 375,294
Sabena Technics SAS (Acquired
10/28/22, cost $1,930,030), (3M
EURIBOR + 5.00%), 6.58%
,
09/30/29
(b)(d)(i)
.............. EUR 1,969 2,107,716

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
France (continued)
Societe Generale SA, 1.88%
,
10/03/24
(c)
................ GBP 300 $ 341,939
TotalEnergies Capital International SA,
1.66%
,
07/22/26
(c)
........... 300 325,663
3,794,836
Germany — 0.3%
Adler Pelzer Holding GmbH, 4.13%
,
04/01/24
(a)
................ EUR 4,713 4,237,826
APCOA Parking Holdings GmbH,
(EURIBOR 3 Month + 5.00%),
6.38%
,
01/15/27
(a)(b)
.......... 2,093 2,087,214
Caresyntax, Inc., 0.00%
,
12/31/24
(o)
. USD 246 246,054
Deutsche Bank AG
2.63%, 12/16/24
(c)
........... GBP 300 336,759
(Sterling Overnight Index Average +
1.94%), 4.00%, 06/24/26
(b)(c)
.. 300 339,499
(SOFR 1 Day + 5.44%), 5.88%,
07/08/31
(b)
.............. USD 200 172,657
(SOFR 1 Day + 3.04%), 3.55%,
09/18/31
(b)
.............. 352 282,194
Douglas GmbH, 6.00%
,
04/08/26
(a)
.. EUR 1,698 1,517,898
Kirk Beauty SUN GmbH, 8.25%
,
(8.25% Cash or 9.00% PIK),
10/01/26
(a)(b)(m)
.............. 2,106 1,316,561
Mercedes-Benz Finance North America
LLC
(a)
0.75%, 03/01/24 ............ USD 928 881,132
2.13%, 03/10/25 ............ 990 930,774
Volkswagen Financial Services NV
(c)
1.88%, 12/03/24 ............ GBP 100 112,807
4.25%, 10/09/25 ............ 200 231,729
12,693,104
Guatemala — 0.0%
Millicom International Cellular SA,
5.13%
,
01/15/28
(c)
........... USD 364 337,421
Hong Kong — 0.0%
(c)
AIA Group Ltd., (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 1.76%), 2.70%
(b)(p)
400 342,000
HKT Capital No. 6 Ltd., 3.00%
,
01/18/32 ................. 350 280,504
Melco Resorts Finance Ltd., 5.38%
,
12/04/29 ................. 200 156,000
778,504
India — 0.1%
ABJA Investment Co. Pte. Ltd., 5.45%
,
01/24/28
(c)
................ 200 193,500
Adani Electricity Mumbai Ltd., 3.95%
,
02/12/30
(a)
................ 624 470,847
CA Magnum Holdings, 5.38%
,
10/31/26
(c)
................ 300 271,539
Greenko Dutch BV, 3.85%
,
03/29/26
(c)
191 165,693
HDFC Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.93%), 3.70%
(b)(c)
(p)
...................... 200 170,500
India Green Energy Holdings, 5.38%
,
04/29/24
(a)
................ 250 240,625
India Green Power Holdings, Series
Utilities, 4.00%
,
02/22/27
(c)
..... 282 240,405
REC Ltd., 2.75%
,
01/13/27
(c)
...... 330 291,855
Security
Par (000)
Par (000) Value
India (continued)
REI Agro Ltd.
(e)(n)(q)
5.50%, 11/13/14
(a)
........... USD 5,549 $ 46,028
5.50%, 11/13/14
(c)(d)
.......... 2,291 —
ReNew Power Pvt Ltd., 5.88%
,
03/05/27
(c)
................ 200 191,100
Vedanta Resources Finance II plc
13.88%, 01/21/24
(c)
.......... 200 173,412
8.95%, 03/11/25
(a)
........... 359 242,774
2,698,278
Indonesia — 0.0%
(c)
Freeport Indonesia PT, 4.76%
,
04/14/27 ................. 539 516,826
LLPL Capital Pte. Ltd., 6.88%
,
02/04/39 171 146,750
Minejesa Capital BV, 4.63%
,
08/10/30 416 361,966
Star Energy Geothermal Darajat II,
4.85%
,
10/14/38 ............ 200 165,787
Theta Capital Pte. Ltd., 8.13%
,
01/22/25 ................. 323 243,522
1,434,851
Israel — 0.0%
Leviathan Bond Ltd., 5.75%
,
06/30/23
(a)
(c)
...................... 224 222,432
Italy — 0.3%
(a)
Castor SpA
6.00%, 02/15/29 ............ EUR 628 598,296
(EURIBOR 3 Month + 5.25%),
7.30%, 02/15/29
(b)
......... 2,003 2,071,121
Fiber Bidco Spa
(EURIBOR 3 Month + 6.00%),
7.95%, 10/25/27
(b)
......... 773 823,320
11.00%, 10/25/27 ........... 1,174 1,329,095
Forno d'Asolo SpA, (EURIBOR 3 Month
+ 5.50%), 7.70%
,
04/30/27
(b)
.... 5,566 5,243,150
Marcolin SpA, 6.13%
,
11/15/26 .... 2,281 2,099,859
Shiba Bidco SpA, 4.50%
,
10/31/28 .. 2,304 2,109,727
14,274,568
Japan — 0.1%
NTT Finance Corp., 4.14%
,
07/26/24
(a)
USD 880 866,031
Takeda Pharmaceutical Co. Ltd.
4.40%, 11/26/23 ............ 434 430,515
5.00%, 11/26/28 ............ 803 796,150
2,092,696
Kuwait — 0.0%
Equate Petrochemical BV
4.25%, 11/03/26
(c)
........... 267 254,785
2.63%, 04/28/28
(a)
........... 289 250,852
505,637
Luxembourg — 0.1%
(a)
Garfunkelux Holdco 3 SA
6.75%, 11/01/25 ............ EUR 544 464,259
7.75%, 11/01/25 ............ GBP 1,165 1,094,308
Herens Midco SARL, 5.25%
,
05/15/29 EUR 2,664 1,969,529
Sani/Ikos Financial Holdings 1 SARL,
5.63%
,
12/15/26 ............ 1,769 1,751,604
5,279,700

2022
BlackRock Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
16
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Macau — 0.0%
Sands China Ltd., 4.88%
,
06/18/30
(r)
. USD 200 $ 172,750
Studio City Finance Ltd., 5.00%
,
01/15/29
(c)
................ 334 246,743
419,493
Malaysia — 0.0%
(c)
CIMB Bank Bhd., 2.13%
,
07/20/27 .. 200 175,100
Dua Capital Ltd., 2.78%
,
05/11/31 ... 341 270,154
Gohl Capital Ltd., 4.25%
,
01/24/27 .. 300 266,681
TNB Global Ventures Capital Bhd.,
4.85%
,
11/01/28 ............ 200 192,038
903,973
Mexico — 0.1%
Alpek SAB de CV
3.25%, 02/25/31
(a)
........... 200 166,163
3.25%, 02/25/31
(c)
........... 250 207,703
Banco Mercantil del Norte SA, (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.64%),
5.88%
(a)(b)(p)
................ 253 225,296
Braskem Idesa SAPI, 6.99%
,
02/20/32
(a)
................ 426 303,525
FEL Energy VI SARL, 5.75%
,
12/01/40
(c)
................ 428 364,503
Grupo Bimbo SAB de CV, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.28%), 5.95%
(a)(b)
(p)
...................... 202 200,144
Mexico City Airport Trust, 5.50%
,
07/31/47
(c)
................ 463 356,510
Trust Fibra Uno, 4.87%
,
01/15/30
(c)
.. 370 317,344
2,141,188
Morocco — 0.0%
Vivo Energy Investments BV, 5.13%
,
09/24/27
(a)
................ 558 497,248
Netherlands — 0.0%
Cooperatieve Rabobank UA, (GUKG1
+ 1.05%), 1.88%
,
07/12/28
(b)(c)
... GBP 300 307,303
ING Groep NV
3.00%, 02/18/26
(c)
........... 300 337,350
(SOFR 1 Day + 1.64%), 3.87%,
03/28/26
(b)
.............. USD 320 307,925
Trivium Packaging Finance BV, 5.50%
,
08/15/26
(a)(r)
............... 662 607,011
1,559,589
Nigeria — 0.0%
IHS Holding Ltd., 6.25%
,
11/29/28
(a)
. 303 243,593
Paraguay — 0.0%
Frigorifico Concepcion SA, 7.70%
,
07/21/28
(a)
................ 200 159,912
Peru — 0.0%
Inkia Energy Ltd., 5.88%
,
11/09/27
(c)
. 200 187,725
Singapore — 0.0%
BOC Aviation Ltd., 3.50%
,
09/18/27
(c)
350 320,534
Puma International Financing SA,
5.13%
,
10/06/24
(a)
........... 404 373,700
694,234
Security
Par (000)
Par (000) Value
South Africa — 0.0%
Sasol Financing USA LLC
4.38%, 09/18/26 ............ USD 200 $ 176,725
6.50%, 09/27/28 ............ 422 381,330
5.50%, 03/18/31 ............ 200 161,912
Stillwater Mining Co., 4.00%
,
11/16/26
(c)
584 513,300
1,233,267
South Korea — 0.0%
(c)
Kookmin Bank, 2.50%
,
11/04/30 .... 200 158,380
LG Chem Ltd., 2.38%
,
07/07/31 .... 360 281,430
SK Battery America, Inc., 2.13%
,
01/26/26 ................. 480 407,371
SK Hynix, Inc., 2.38%
,
01/19/31 .... 250 183,328
1,030,509
Spain — 0.0%
(c)
Banco Santander SA, (GUKG1 +
1.80%), 3.13%
,
10/06/26
(b)
..... GBP 1,000 1,118,361
Telefonica Emisiones SA, 5.38%
,
02/02/26 ................. 600 722,643
1,841,004
Sweden — 0.1%
Swedbank AB, (GUKG1 + 1.00%),
1.38%
,
12/08/27
(b)(c)
.......... 300 308,882
Verisure Holding AB
3.88%, 07/15/26
(c)
........... EUR 499 482,083
9.25%, 10/15/27
(a)
........... 1,014 1,133,304
Verisure Midholding AB, 5.25%
,
02/15/29
(c)
................ 355 302,108
2,226,377
Switzerland — 0.2%
Novartis Capital Corp., 3.00%
,
11/20/25 USD 34 32,592
UBS Group AG
(a)(b)
(US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year +
0.83%), 1.01%, 07/30/24 .... 5,843 5,681,419
(US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year +
1.55%), 4.49%, 05/12/26 .... 847 827,827
(US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year +
2.05%), 4.70%, 08/05/27 .... 584 564,428
7,106,266
Thailand — 0.0%
(c)
Bangkok Bank PCL, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.90%), 3.73%
,
09/25/34
(b)
................ 200 166,725
GC Treasury Center Co. Ltd., 2.98%
,
03/18/31 ................. 200 160,538
Kasikornbank PCL, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.70%), 3.34%
,
10/02/31
(b)
................ 200 174,750
Krung Thai Bank PCL, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.53%), 4.40%
(b)(p)
282 251,297
Muang Thai Life Assurance PCL, (US
Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 2.40%),
3.55%
,
01/27/37
(b)
........... 400 332,200
1,085,510

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Turkey — 0.0%
Bio City Development Co. BV, 8.00%
,
07/06/24
(a)(d)(e)(g)(n)(q)
........... USD 21,400 $ 2,060,820
United Arab Emirates — 0.1%
DP World Salaam, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.75%), 6.00%
(b)(c)
(p)
...................... 404 398,950
MAF Global Securities Ltd.
(c)
4.75%, 05/07/24 ............ 460 453,186
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.54%), 6.38%
(b)(p)
......... 202 193,137
Shelf Drilling North Sea Holdings Ltd.,
10.25%
,
10/31/25
(a)
.......... 1,145 1,127,682
2,172,955
United Kingdom — 0.7%
AstraZeneca plc, 1.38%
,
08/06/30 .. 2,024 1,599,013
Barclays plc
3.00%, 05/08/26
(c)
........... GBP 300 328,944
3.25%, 02/12/27
(c)
........... 300 325,012
(US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year +
3.50%), 7.44%, 11/02/33
(b)
... USD 502 525,996
BCP V Modular Services Finance II plc,
6.13%
,
11/30/28
(a)
........... GBP 2,882 2,910,173
BCP V Modular Services Finance plc,
6.75%
,
11/30/29
(a)
........... EUR 3,843 3,023,598
BG Energy Capital plc, 5.13%
,
12/01/25
(c)
................ GBP 547 664,471
Boparan Finance plc, 7.63%
,
11/30/25
(c)
................. 2,080 1,696,108
Connect Finco SARL, 6.75%
,
10/01/26
(a)
................ USD 2,423 2,245,538
Deuce Finco plc, 5.50%
,
06/15/27
(a)
. GBP 5,655 5,438,525
GlaxoSmithKline Capital plc, 3.00%
,
06/01/24 ................. USD 1,561 1,518,553
GlaxoSmithKline Capital, Inc., 3.63%
,
05/15/25 ................. 990 966,679
HSBC Holdings plc
(b)
(SOFR 1 Day + 0.53%), 0.73%,
08/17/24 ............... 1,485 1,430,970
(SOFR 1 Day + 0.71%), 0.98%,
05/24/25 ............... 552 511,087
(Sterling Overnight Index Average +
1.31%), 1.75%, 07/24/27 .... GBP 400 415,647
(LIBOR USD 3 Month + 1.61%),
3.97%, 05/22/30 .......... USD 502 439,393
Informa plc, 3.13%
,
07/05/26
(c)
..... GBP 300 327,409
Inspired Entertainment Financing plc,
Series Communication Services,
7.88%
,
06/01/26
(a)
........... 1,644 1,848,388
Kane Bidco Ltd.
(a)
5.00%, 02/15/27 ............ EUR 1,512 1,383,887
6.50%, 02/15/27 ............ GBP 1,817 1,823,229
Lloyds Banking Group plc, 2.25%
,
10/16/24
(c)
................ 600 688,144
NatWest Group plc
(b)(c)
(BPSW1 + 1.49%), 2.88%, 09/19/26 300 332,816
(BPSW1 + 2.01%), 3.13%, 03/28/27 300 330,608
Santander UK Group Holdings plc,
3.63%
,
01/14/26
(c)
........... 300 337,518
Sky Ltd., 3.75%
,
09/16/24
(a)
....... USD 278 271,362
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Vodafone Group plc, 4.13%
,
05/30/25 USD 437 $ 430,041
31,813,109
United States — 8.2%
AbbVie, Inc.
2.60%, 11/21/24 ............ 1,854 1,773,647
3.80%, 03/15/25 ............ 1,434 1,397,590
3.60%, 05/14/25 ............ 3,437 3,330,958
3.20%, 05/14/26 ............ 47 44,501
2.95%, 11/21/26 ............ 1,964 1,826,489
3.20%, 11/21/29 ............ 1,500 1,352,211
Aetna, Inc., 3.50%
,
11/15/24 ...... 146 141,821
Affinity Gaming, 6.88%
,
12/15/27
(a)
.. 319 270,461
Air Products & Chemicals, Inc., 2.05%
,
05/15/30 ................. 502 420,210
Albertsons Cos., Inc., 3.50%
,
03/15/29
(a)
................ 2,757 2,313,095
Allegiant Travel Co.
(a)
8.50%, 02/05/24 ............ 4,442 4,430,895
7.25%, 08/15/27 ............ 431 409,951
Alphabet, Inc., 2.25%
,
08/15/60 .... 325 183,085
Amazon.com, Inc.
1.50%, 06/03/30 ............ 402 323,023
2.10%, 05/12/31 ............ 251 204,979
3.60%, 04/13/32 ............ 502 459,393
4.70%, 12/01/32 ............ 1,256 1,243,222
American Express Co.
2.50%, 07/30/24 ............ 952 915,552
2.25%, 03/04/25 ............ 40 37,755
3.95%, 08/01/25 ............ 973 953,188
American International Group, Inc.,
3.90%
,
04/01/26 ............ 362 350,654
American Tower Corp.
3.38%, 05/15/24 ............ 1,867 1,816,775
4.40%, 02/15/26 ............ 741 722,053
2.70%, 04/15/31 ............ 1,651 1,343,837
3.10%, 06/15/50 ............ 320 201,357
American Water Capital Corp.
2.80%, 05/01/30 ............ 1,053 910,460
4.45%, 06/01/32 ............ 502 480,267
Amgen, Inc.
1.90%, 02/21/25 ............ 39 36,589
3.13%, 05/01/25 ............ 222 213,033
5.50%, 12/07/26
(c)
........... GBP 300 370,025
3.00%, 02/22/29 ............ USD 399 353,315
4.05%, 08/18/29 ............ 957 894,339
2.30%, 02/25/31 ............ 502 408,870
3.00%, 01/15/52 ............ 2,148 1,370,931
2.77%, 09/01/53 ............ 320 192,593
Amkor Technology, Inc., 6.63%
,
09/15/27
(a)
................ 305 301,834
Apple, Inc., 3.35%
,
08/08/32 ...... 1,005 912,317
Ardagh Metal Packaging Finance USA
LLC
(a)
6.00%, 06/15/27 ............ 376 368,083
3.25%, 09/01/28 ............ 303 257,382
AT&T, Inc.
1.70%, 03/25/26 ............ 1,368 1,232,837
2.90%, 12/04/26 ............ GBP 600 668,514
5.50%, 03/15/27
(c)
........... 300 365,201
2.25%, 02/01/32 ............ USD 1,005 787,741
Autodesk, Inc., 2.85%
,
01/15/30 .... 720 618,929
Bank of America Corp.
(SOFR 1 Day + 0.67%), 1.84%,
02/04/25
(b)
.............. 947 907,956

2022
BlackRock Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
18
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
(LIBOR USD 3 Month + 0.97%),
3.46%, 03/15/25
(b)
......... USD 60 $ 58,407
(SOFR 1 Day + 1.11%), 3.84%,
04/25/25
(b)
.............. 2,389 2,332,439
(LIBOR USD 3 Month + 0.87%),
2.46%, 10/22/25
(b)
......... 143 135,115
(SOFR 1 Day + 0.65%), 1.53%,
12/06/25
(b)
.............. 89 82,085
(LIBOR USD 3 Month + 0.81%),
3.37%, 01/23/26
(b)
......... 349 332,765
(SOFR 1 Day + 1.33%), 3.38%,
04/02/26
(b)
.............. 1,455 1,389,581
3.50%, 04/19/26 ............ 46 43,900
(SOFR 1 Day + 1.75%), 4.83%,
07/22/26
(b)
.............. 1,190 1,176,095
Series N, (SOFR 1 Day + 0.91%),
1.66%, 03/11/27
(b)
......... 43 38,042
(LIBOR USD 3 Month + 1.58%),
3.82%, 01/20/28
(b)
......... 98 91,445
(LIBOR USD 3 Month + 1.51%),
3.71%, 04/24/28
(b)
......... 42 38,866
(LIBOR USD 3 Month + 0.99%),
2.50%, 02/13/31
(b)
......... 1,140 926,582
(SOFR 1 Day + 2.15%), 2.59%,
04/29/31
(b)
.............. 799 650,734
(SOFR 1 Day + 1.53%), 1.90%,
07/23/31
(b)
.............. 245 188,039
(SOFR 1 Day + 1.37%), 1.92%,
10/24/31
(b)
.............. 725 553,819
(SOFR 1 Day + 1.32%), 2.69%,
04/22/32
(b)
.............. 271 216,904
(SOFR 1 Day + 1.21%), 2.57%,
10/20/32
(b)
.............. 573 448,775
Bank of New York Mellon Corp. (The)
2.10%, 10/24/24 ............ 919 876,132
(SOFR 1 Day + 1.35%), 4.41%,
07/24/26
(b)
.............. 1,752 1,725,290
Becton Dickinson and Co.
3.36%, 06/06/24 ............ 978 955,698
3.70%, 06/06/27 ............ 2,903 2,742,829
Berry Global, Inc., 4.88%
,
07/15/26
(a)
91 87,611
Blackstone Holdings Finance Co. LLC,
3.15%
,
10/02/27
(a)
........... 425 382,977
Bristol-Myers Squibb Co.
3.63%, 05/15/24 ............ 1,381 1,363,862
3.20%, 06/15/26 ............ 1,370 1,306,093
1.45%, 11/13/30 ............ 502 396,802
2.95%, 03/15/32 ............ 299 260,121
Broadcom Corp., 3.88%
,
01/15/27 .. 1,702 1,609,905
Broadcom, Inc.
3.15%, 11/15/25 ............ 1,229 1,164,149
4.15%, 11/15/30 ............ 502 449,868
2.45%, 02/15/31
(a)
........... 583 459,182
4.30%, 11/15/32 ............ 2,907 2,562,057
California Resources Corp., 7.13%
,
02/01/26
(a)
................ 200 192,208
Cargill, Inc., 3.50%
,
04/22/25
(a)
..... 803 776,986
Carrols Restaurant Group, Inc., 5.88%
,
07/01/29
(a)
................ 586 410,705
Caterpillar Financial Services Corp.,
0.60%
,
09/13/24 ............ 944 880,593
CDI Escrow Issuer, Inc., 5.75%
,
04/01/30
(a)
................ 654 586,265
Charles Schwab Corp. (The)
4.20%, 03/24/25 ............ 38 37,555
Security
Par (000)
Par (000) Value
United States (continued)
3.45%, 02/13/26 ............ USD 74 $ 71,540
Charter Communications Operating
LLC
2.25%, 01/15/29 ............ 553 445,097
3.70%, 04/01/51 ............ 382 232,282
Churchill Downs, Inc., 5.50%
,
04/01/27
(a)
................ 16 15,161
Cigna Corp., 3.00%
,
07/15/23 ..... 1,351 1,336,191
Cisco Systems, Inc., 2.50%
,
09/20/26 21 19,552
Citigroup, Inc.
(LIBOR USD 3 Month + 0.90%),
3.35%, 04/24/25
(b)
......... 237 229,814
(SOFR 1 Day + 1.37%), 4.14%,
05/24/25
(b)
.............. 463 454,035
(SOFR 1 Day + 1.53%), 3.29%,
03/17/26
(b)
.............. 1,901 1,806,998
3.40%, 05/01/26 ............ 16 15,165
(SOFR 1 Day + 1.55%), 5.61%,
09/29/26
(b)
.............. 977 981,179
1.75%, 10/23/26 ............ GBP 457 486,123
(LIBOR USD 3 Month + 1.34%),
3.98%, 03/20/30
(b)
......... USD 251 226,373
(SOFR 1 Day + 1.15%), 2.67%,
01/29/31
(b)
.............. 933 765,231
(SOFR 1 Day + 1.17%), 2.56%,
05/01/32
(b)
.............. 672 530,520
(SOFR 1 Day + 1.35%), 3.06%,
01/25/33
(b)
.............. 502 405,122
(SOFR 1 Day + 1.94%), 3.79%,
03/17/33
(b)
.............. 502 429,356
(SOFR 1 Day + 2.34%), 6.27%,
11/17/33
(b)
.............. 1,005 1,036,800
Cloud Software Group Holdings, Inc.,
6.50%
,
03/31/29
(a)
........... 3,362 2,831,749
Comcast Corp.
3.95%, 10/15/25 ............ 124 121,435
3.55%, 05/01/28 ............ 2,663 2,500,716
2.45%, 08/15/52 ............ 320 186,438
2.94%, 11/01/56 ............ 1,159 716,755
2.65%, 08/15/62 ............ 227 127,640
Conagra Brands, Inc., 4.30%
,
05/01/24 72 71,009
Corebridge Global Funding, 0.65%
,
06/17/24
(a)
................ 728 679,435
Covanta Holding Corp., 4.88%
,
12/01/29
(a)
................ 331 271,178
Cox Communications, Inc., 3.85%
,
02/01/25
(a)
................ 1,183 1,142,842
Crown Castle, Inc.
3.70%, 06/15/26 ............ 1,231 1,170,478
3.30%, 07/01/30 ............ 1,010 883,541
CVS Health Corp.
3.88%, 07/20/25 ............ 676 659,659
2.88%, 06/01/26 ............ 1,495 1,395,549
1.30%, 08/21/27 ............ 1,345 1,138,724
4.30%, 03/25/28 ............ 1,169 1,130,707
3.75%, 04/01/30 ............ 502 455,145
1.75%, 08/21/30 ............ 502 395,622
2.13%, 09/15/31 ............ 998 791,285
Deere & Co., 2.75%
,
04/15/25 ..... 206 197,867
Dell International LLC
5.45%, 06/15/23 ............ 871 871,551
6.02%, 06/15/26 ............ 1,146 1,169,099
3.45%, 12/15/51
(a)
........... 320 195,841
Discovery Communications LLC,
3.80%
,
03/13/24 ............ 710 693,535

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
DocuSign, Inc., 0.00%
,
01/15/24
(o)(q)
. USD 320 $ 300,800
Dollar General Corp.
4.25%, 09/20/24 ............ 484 477,346
3.88%, 04/15/27 ............ 1,182 1,127,014
5.00%, 11/01/32 ............ 1,637 1,614,778
Earthstone Energy Holdings LLC,
8.00%
,
04/15/27
(a)
........... 2,043 1,954,436
eBay, Inc., 1.90%
,
03/11/25 ....... 461 431,465
Ecolab, Inc.
4.80%, 03/24/30 ............ 1,267 1,254,199
2.13%, 02/01/32 ............ 502 400,716
Edison International, 6.95%
,
11/15/29 502 524,229
Elevance Health, Inc.
2.38%, 01/15/25 ............ 28 26,580
3.65%, 12/01/27 ............ 1,682 1,585,972
5.50%, 10/15/32 ............ 1,841 1,884,677
Energy Transfer LP, 4.20%
,
09/15/23 473 470,031
Equinix, Inc.
1.25%, 07/15/25 ............ 1,688 1,526,313
1.45%, 05/15/26 ............ 1,068 938,916
2.50%, 05/15/31 ............ 409 328,628
3.40%, 02/15/52 ............ 893 608,237
Fidelity National Information Services,
Inc., 1.15%
,
03/01/26 ......... 31 27,184
Fifth Third Bancorp, (SOFR 1 Day +
1.36%), 4.06%
,
04/25/28
(b)
..... 854 809,704
Fiserv, Inc., 3.80%
,
10/01/23 ...... 480 474,885
Ford Motor Co., 6.10%
,
08/19/32 ... 1,959 1,808,857
Freed Corp., 10.00%
,
12/01/23
(d)
... 3,711 3,571,558
Freedom Mortgage Corp.
(a)
8.13%, 11/15/24 ............ 1,177 1,082,840
8.25%, 04/15/25 ............ 1,108 996,620
Frontier Communications Corp., 5.00%
,
05/01/28
(a)
................ 1,169 1,019,391
Frontier Communications Holdings
LLC
(a)
5.88%, 10/15/27 ............ 1,329 1,234,069
6.75%, 05/01/29 ............ 1,180 976,167
8.75%, 05/15/30 ............ 1,884 1,915,556
Frontier Florida LLC, Series E, 6.86%
,
02/01/28 ................. 1,830 1,685,119
Frontier North, Inc., Series G, 6.73%
,
02/15/28 ................. 1,306 1,201,520
Full House Resorts, Inc., 8.25%
,
02/15/28
(a)
................ 79 69,939
GATX Corp., 3.50%
,
03/15/28 ..... 29 26,313
GCI LLC, 4.75%
,
10/15/28
(a)
...... 321 269,666
GE HealthCare Technologies, Inc.,
5.91%
,
11/22/32
(a)
........... 502 520,172
Gen Digital, Inc.
(a)
6.75%, 09/30/27 ............ 1,551 1,519,980
7.13%, 09/30/30 ............ 691 678,908
General Motors Co., 4.88%
,
10/02/23 3,984 3,971,606
General Motors Financial Co., Inc.
2.90%, 02/26/25 ............ 1,477 1,398,948
3.60%, 06/21/30 ............ 502 422,464
2.70%, 06/10/31 ............ 2,068 1,584,451
Georgia-Pacific LLC, 3.60%
,
03/01/25
(a)
35 33,886
Gilead Sciences, Inc.
0.75%, 09/29/23 ............ 1,127 1,091,841
3.70%, 04/01/24 ............ 1,128 1,108,965
3.65%, 03/01/26 ............ 493 475,285
1.65%, 10/01/30 ............ 1,007 798,525
2.60%, 10/01/40 ............ 1,855 1,294,217
Security
Par (000)
Par (000) Value
United States (continued)
Global Payments, Inc.
2.65%, 02/15/25 ............ USD 149 $ 140,186
4.95%, 08/15/27 ............ 215 208,550
Goldman Sachs Group, Inc. (The)
4.00%, 03/03/24 ............ 1,114 1,099,912
3.00%, 03/15/24 ............ 2,252 2,195,981
3.50%, 04/01/25 ............ 1,380 1,327,067
(SOFR 1 Day + 0.61%), 0.86%,
02/12/26
(b)
.............. 54 48,828
(SOFR 1 Day + 0.79%), 1.09%,
12/09/26
(b)
.............. 1,605 1,414,849
7.25%, 04/10/28 ............ GBP 300 389,245
(SOFR 1 Day + 1.28%), 2.62%,
04/22/32
(b)
.............. USD 754 601,308
(SOFR 1 Day + 1.25%), 2.38%,
07/21/32
(b)
.............. 847 657,195
(SOFR 1 Day + 1.26%), 2.65%,
10/21/32
(b)
.............. 157 123,963
GoTo Group, Inc., 5.50%
,
09/01/27
(a)
. 1,129 607,201
GSK Consumer Healthcare Capital UK
plc, 3.13%
,
03/24/25 ......... 1,692 1,609,083
GSK Consumer Healthcare Capital
US LLC
3.02%, 03/24/24 ............ 465 451,301
3.38%, 03/24/27 ............ 2,471 2,300,392
HCA, Inc.
5.00%, 03/15/24 ............ 99 98,431
5.38%, 02/01/25 ............ 1,328 1,326,392
5.25%, 04/15/25 ............ 1,395 1,386,872
5.88%, 02/15/26 ............ 1,365 1,373,614
5.88%, 02/01/29 ............ 995 991,891
Home Depot, Inc. (The)
2.95%, 06/15/29 ............ 502 454,143
1.38%, 03/15/31 ............ 2,804 2,172,193
1.88%, 09/15/31 ............ 660 527,404
4.50%, 09/15/32 ............ 1,507 1,471,436
2.75%, 09/15/51 ............ 1,224 799,741
Homes by West Bay LLC, 9.50%
,
04/30/27
(d)
................ 5,001 4,544,909
Humana, Inc.
0.65%, 08/03/23 ............ 3,542 3,450,651
1.35%, 02/03/27 ............ 25 21,615
2.15%, 02/03/32 ............ 831 648,456
Huntington Bancshares, Inc., (SOFR 1
Day + 1.97%), 4.44%
,
08/04/28
(b)
. 1,822 1,735,495
Huntington National Bank (The),
5.65%
,
01/10/30 ............ 251 252,916
Intel Corp., 3.40%
,
03/25/25 ...... 368 358,752
Intercontinental Exchange, Inc.
4.00%, 09/15/27 ............ 966 933,276
4.35%, 06/15/29 ............ 1,005 971,674
2.10%, 06/15/30 ............ 502 409,546
1.85%, 09/15/32 ............ 502 377,617
International Business Machines Corp.
3.30%, 05/15/26 ............ 1,457 1,386,291
4.15%, 07/27/27 ............ 1,408 1,371,944
1.95%, 05/15/30 ............ 703 573,342
JPMorgan Chase & Co.
(b)
(3 Month CME Term SOFR +
0.58%), 0.97%, 06/23/25 .... 2,177 2,029,332
(SOFR 1 Day + 0.61%), 1.56%,
12/10/25 ............... 219 202,756
(SOFR 1 Day + 1.85%), 2.08%,
04/22/26 ............... 1,980 1,838,026

2022
BlackRock Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
20
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
(SOFR 1 Day + 1.32%), 4.08%,
04/26/26 ............... USD 1,502 $ 1,458,325
(Sterling Overnight Index Average +
0.68%), 0.99%, 04/28/26
(c)
... GBP 700 764,316
(SOFR 1 Day + 1.56%), 4.32%,
04/26/28 ............... USD 1,581 1,509,834
(LIBOR USD 3 Month + 1.38%),
3.54%, 05/01/28 .......... 348 320,235
(SOFR 1 Day + 1.99%), 4.85%,
07/25/28 ............... 1,389 1,353,974
(LIBOR USD 3 Month + 1.16%),
3.70%, 05/06/30 .......... 242 217,045
(SOFR 1 Day + 1.51%), 2.74%,
10/15/30 ............... 754 632,316
(SOFR 1 Day + 1.26%), 2.96%,
01/25/33 ............... 502 408,579
(SOFR 1 Day + 2.08%), 4.91%,
07/25/33 ............... 502 477,968
Keurig Dr Pepper, Inc., 0.75%
,
03/15/24 ................. 696 660,683
Kinder Morgan Energy Partners LP,
3.50%
,
09/01/23 ............ 662 654,939
Kinetik Holdings LP, 5.88%
,
06/15/30
(a)
361 338,540
KLA Corp., 4.65%
,
07/15/32 ...... 1,038 1,016,722
Kraft Heinz Foods Co.
3.00%, 06/01/26 ............ 1,977 1,850,115
4.13%, 07/01/27
(c)
........... GBP 200 230,701
3.75%, 04/01/30 ............ USD 754 686,629
6.75%, 03/15/32
(r)
........... 134 145,381
L3Harris Technologies, Inc., 3.85%
,
12/15/26 ................. 2,906 2,771,389
Lam Research Corp., 3.75%
,
03/15/26 166 160,940
Level 3 Financing, Inc., 4.25%
,
07/01/28
(a)
................ 189 148,875
Lightning eMotors, Inc., 7.50%
,
05/15/24
(a)(q)
............... 884 176,800
Lions Gate Capital Holdings LLC,
5.50%
,
04/15/29
(a)
........... 751 435,428
Lowe's Cos., Inc.
4.00%, 04/15/25 ............ 29 28,435
4.40%, 09/08/25 ............ 524 516,176
3.35%, 04/01/27 ............ 758 711,583
1.70%, 09/15/28 ............ 1,083 909,621
4.50%, 04/15/30 ............ 754 722,596
1.70%, 10/15/30 ............ 1,089 851,601
3.75%, 04/01/32 ............ 1,495 1,329,860
5.00%, 04/15/33 ............ 932 909,829
3.00%, 10/15/50 ............ 1,062 675,580
4.25%, 04/01/52 ............ 1,619 1,283,548
Lumen Technologies, Inc., 5.13%
,
12/15/26
(a)
................ 410 356,413
LYB International Finance II BV, 3.50%
,
03/02/27 ................. 2,687 2,486,856
LYB International Finance III LLC,
2.25%
,
10/01/30 ............ 502 398,061
LyondellBasell Industries NV, 5.75%
,
04/15/24 ................. 221 221,588
Marsh & McLennan Cos., Inc.
3.88%, 03/15/24 ............ 1,107 1,091,642
3.75%, 03/14/26 ............ 835 809,800
Marvell Technology, Inc., 4.20%
,
06/22/23 ................. 300 298,261
Maxar Technologies, Inc., 7.75%
,
06/15/27
(a)
................ 1,030 1,069,380
Security
Par (000)
Par (000) Value
United States (continued)
McDonald's Corp., 3.30%
,
07/01/25 . USD 53 $ 51,267
Medline Borrower LP, 3.88%
,
04/01/29
(a)
................ 426 343,339
Merck & Co., Inc.
2.75%, 02/10/25 ............ 373 357,432
3.40%, 03/07/29 ............ 1,207 1,124,443
1.45%, 06/24/30 ............ 502 400,516
MetLife, Inc.
Series D, 4.37%, 09/15/23
(r)
.... 991 987,822
3.60%, 11/13/25 ............ 900 874,480
4.55%, 03/23/30 ............ 502 493,447
Metropolitan Life Global Funding I
(a)
1.88%, 01/11/27 ............ 24 21,230
3.00%, 09/19/27 ............ 759 689,475
2.95%, 04/09/30 ............ 444 385,153
MGM Resorts International, 5.50%
,
04/15/27 ................. 108 100,463
Microchip Technology, Inc., 0.97%
,
02/15/24 ................. 1,095 1,039,843
Microsoft Corp.
2.70%, 02/12/25 ............ 1,817 1,745,531
2.53%, 06/01/50 ............ 3,194 2,101,808
2.68%, 06/01/60 ............ 320 203,012
Mondelez International Holdings
Netherlands BV
(a)
4.25%, 09/15/25 ............ 702 692,068
1.25%, 09/24/26 ............ 37 32,157
Moody's Corp., 3.10%
,
11/29/61 .... 242 152,306
Morgan Stanley
(SOFR 1 Day + 1.16%), 3.62%,
04/17/25
(b)
.............. 1,965 1,917,453
(SOFR 1 Day + 1.67%), 4.68%,
07/17/26
(b)
.............. 540 530,742
3.13%, 07/27/26 ............ 1,726 1,609,964
(SOFR 1 Day + 0.86%), 1.51%,
07/20/27
(b)
.............. 46 39,918
(SOFR 1 Day + 1.61%), 4.21%,
04/20/28
(b)
.............. 1,910 1,816,589
(LIBOR USD 3 Month + 1.63%),
4.43%, 01/23/30
(b)
......... 251 233,607
(SOFR 1 Day + 1.14%), 2.70%,
01/22/31
(b)
.............. 102 84,287
(SOFR 1 Day + 3.12%), 3.62%,
04/01/31
(b)
.............. 804 701,895
(SOFR 1 Day + 1.03%), 1.79%,
02/13/32
(b)
.............. 130 97,703
(SOFR 1 Day + 1.18%), 2.24%,
07/21/32
(b)
.............. 271 207,910
Nationstar Mortgage Holdings, Inc.
(a)
6.00%, 01/15/27 ............ 203 181,685
5.50%, 08/15/28 ............ 1,040 848,028
5.13%, 12/15/30 ............ 914 705,916
New Home Co., Inc. (The), 7.25%
,
10/15/25
(a)
................ 494 422,370
Newmont Corp.
2.80%, 10/01/29 ............ 268 227,836
2.60%, 07/15/32 ............ 754 600,268
NextEra Energy Capital Holdings, Inc.,
2.94%
,
03/21/24 ............ 1,618 1,575,234
Northern Trust Corp., 4.00%
,
05/10/27 1,005 981,646
NRG Energy, Inc., 5.75%
,
01/15/28 .. 475 445,868
OA Leasing Corp., 8.00%
,
01/21/24
(d)
AUD 428 286,123
Olympus Water US Holding Corp.,
7.13%
,
10/01/27
(a)
........... USD 613 583,883
Omnicom Group, Inc., 3.65%
,
11/01/24 457 448,049

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Oncor Electric Delivery Co. LLC,
4.55%
,
09/15/32
(a)
........... USD 502 $ 491,467
ONEOK Partners LP, 4.90%
,
03/15/25 2,278 2,244,992
Oracle Corp.
2.40%, 09/15/23 ............ 2,031 1,990,657
3.40%, 07/08/24 ............ 243 237,069
2.50%, 04/01/25 ............ 1,540 1,452,030
2.88%, 03/25/31 ............ 1,005 833,273
6.25%, 11/09/32 ............ 502 525,404
3.60%, 04/01/50 ............ 320 215,445
3.95%, 03/25/51 ............ 1,267 902,660
3.85%, 04/01/60 ............ 942 625,897
PACCAR Financial Corp., 4.95%
,
10/03/25 ................. 798 801,539
Pacific Gas & Electric Co.
3.85%, 11/15/23 ............ 970 956,130
3.25%, 02/16/24 ............ 42 40,994
5.45%, 06/15/27 ............ 305 300,763
5.90%, 06/15/32 ............ 940 917,243
4.50%, 07/01/40 ............ 766 598,496
Paramount Global, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.00%), 6.38%
,
03/30/62
(b)
................ 295 241,165
Parker-Hannifin Corp., 3.25%
,
06/14/29 1,514 1,351,999
PepsiCo, Inc., 2.38%
,
10/06/26 .... 68 63,264
Permian Resources Operating LLC,
5.38%
,
01/15/26
(a)
........... 75 68,271
Pitney Bowes, Inc.
(a)
6.88%, 03/15/27 ............ 2,850 2,436,437
7.25%, 03/15/29 ............ 849 663,926
Playtika Holding Corp., 4.25%
,
03/15/29
(a)
................ 471 369,711
PNC Bank NA, 3.25%
,
06/01/25 .... 1,296 1,250,696
PNC Financial Services Group, Inc.
(The), 3.50%
,
01/23/24 ........ 495 487,660
PPG Industries, Inc., 1.20%
,
03/15/26 420 372,282
Principal Life Global Funding II
(a)
0.75%, 04/12/24 ............ 29 27,392
1.25%, 08/16/26 ............ 27 23,410
Prologis LP, 2.25%
,
01/15/32 ...... 318 252,057
QUALCOMM, Inc., 5.40%
,
05/20/33 . 2,718 2,829,763
Realty Income Corp., 5.63%
,
10/13/32 978 993,284
Regions Financial Corp., 2.25%
,
05/18/25 ................. 55 51,398
RMIT Cash Management LLC, Series
Financials, 3.88%
,
10/17/33
(a)(d)
.. 5,969 5,094,542
Ryder System, Inc., 2.50%
,
09/01/24 70 66,584
S&P Global, Inc., 2.45%
,
03/01/27
(a)
. 1,013 925,164
Sabre GLBL, Inc.
(a)
9.25%, 04/15/25 ............ 1,560 1,553,958
7.38%, 09/01/25 ............ 285 273,897
11.25%, 12/15/27 ........... 694 714,629
Salesforce, Inc., 0.63%
,
07/15/24 ... 1,636 1,534,595
San Diego Gas & Electric Co., Series
NNN, 3.60%
,
09/01/23 ........ 550 543,514
Seagate HDD Cayman, 9.63%
,
12/01/32
(a)
................ 475 520,980
Service Properties Trust
4.50%, 06/15/23 ............ 417 409,782
4.35%, 10/01/24 ............ 361 328,175
4.50%, 03/15/25 ............ 485 418,335
7.50%, 09/15/25 ............ 1,040 991,043
Security
Par (000)
Par (000) Value
United States (continued)
Sherwin-Williams Co. (The)
4.05%, 08/08/24 ............ USD 1,547 $ 1,523,545
4.25%, 08/08/25 ............ 700 687,784
2.95%, 08/15/29 ............ 502 439,444
2.20%, 03/15/32 ............ 502 396,988
Shire Acquisitions Investments Ireland
DAC
2.88%, 09/23/23 ............ 1,920 1,886,857
3.20%, 09/23/26 ............ 3,655 3,427,890
Southern California Edison Co., Series
K, 0.98%
,
08/01/24 .......... 959 896,780
Splunk, Inc.
(q)
0.50%, 09/15/23 ............ 335 322,773
1.13%, 06/15/27 ............ 1,015 856,457
Sprint Corp., 7.88%
,
09/15/23 ..... 1,705 1,728,846
Sprint Spectrum Co. LLC
(a)
4.74%, 03/20/25 ............ 194 191,775
5.15%, 03/20/28 ............ 200 197,105
State Street Corp., (SOFR 1 Day +
1.35%), 5.75%
,
11/04/26
(b)
..... 241 246,693
Steel Dynamics, Inc.
2.40%, 06/15/25 ............ 1,704 1,597,807
5.00%, 12/15/26 ............ 101 101,064
3.45%, 04/15/30 ............ 502 441,398
Stem, Inc., 0.50%
,
12/01/28
(a)(q)
.... 166 104,381
Talen Energy Supply LLC
(a)(e)(n)
7.25%, 05/15/27 ............ 1,418 1,467,630
6.63%, 01/15/28 ............ 1,718 1,756,655
7.63%, 06/01/28 ............ 683 710,320
Tap Rock Resources LLC, 7.00%
,
10/01/26
(a)
................ 2,292 2,131,789
Tenet Healthcare Corp., 6.13%
,
06/15/30
(a)
................ 1,084 1,032,835
Texas Capital Bank NA, (LIBOR USD 3
Month + 4.50%), 9.25%
,
09/30/24
(a)
(b)
...................... 2,870 2,781,720
Texas Instruments, Inc., 1.75%
,
05/04/30 ................. 201 165,236
Thermo Fisher Scientific, Inc.
1.22%, 10/18/24 ............ 22 20,647
2.00%, 10/15/31 ............ 1,874 1,517,695
T-Mobile USA, Inc.
3.50%, 04/15/25 ............ 2,753 2,647,574
3.38%, 04/15/29 ............ 2,943 2,592,105
3.88%, 04/15/30 ............ 251 227,359
3.50%, 04/15/31 ............ 251 216,814
2.70%, 03/15/32 ............ 201 162,397
Toyota Motor Credit Corp.
1.80%, 02/13/25 ............ 119 111,822
3.05%, 03/22/27 ............ 70 65,265
Truist Financial Corp.
(b)
(SOFR 1 Day + 1.46%), 4.26%,
07/28/26 ............... 973 956,027
(SOFR 1 Day + 0.61%), 1.27%,
03/02/27 ............... 787 697,204
TWDC Enterprises 18 Corp., 3.15%
,
09/17/25 ................. 47 45,031
Union Pacific Corp.
2.80%, 02/14/32 ............ 1,529 1,319,967
4.50%, 01/20/33 ............ 1,141 1,115,628
United Rentals North America, Inc.,
6.00%
,
12/15/29
(a)
........... 1,354 1,345,538
UnitedHealth Group, Inc.
3.10%, 03/15/26 ............ 99 94,200
4.20%, 05/15/32 ............ 502 476,531

2022
BlackRock Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
22
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Uniti Group LP, 7.88%
,
02/15/25
(a)
.. USD 405 $ 391,997
Univision Communications, Inc., 7.38%
,
06/30/30
(a)
................ 834 797,054
US Bancorp
(SOFR 1 Day + 1.43%), 5.73%,
10/21/26
(b)
.............. 595 606,013
(SOFR 1 Day + 0.73%), 2.22%,
01/27/28
(b)
.............. 534 479,991
3.90%, 04/26/28 ............ 1,020 978,192
(SOFR 1 Day + 1.66%), 4.55%,
07/22/28
(b)
.............. 2,484 2,425,899
Ventas Realty LP, 3.50%
,
02/01/25 .. 1,139 1,093,897
Verizon Communications, Inc.
4.07%, 06/18/24 ............ GBP 100 119,806
2.63%, 08/15/26 ............ USD 1,006 928,361
1.13%, 11/03/28 ............ GBP 300 290,778
4.02%, 12/03/29 ............ USD 251 234,447
3.15%, 03/22/30 ............ 1,507 1,328,934
2.55%, 03/21/31 ............ 1,079 887,325
2.36%, 03/15/32 ............ 502 397,936
2.88%, 11/20/50 ............ 1,122 703,448
2.99%, 10/30/56 ............ 2,292 1,398,350
Vertiv Group Corp., 4.13%
,
11/15/28
(a)
1,021 867,850
Viasat, Inc., 5.63%
,
04/15/27
(a)
..... 928 842,949
Vistra Operations Co. LLC
(a)
5.13%, 05/13/25 ............ 500 488,860
5.63%, 02/15/27 ............ 2,339 2,218,922
VMware, Inc., 1.80%
,
08/15/28 .... 1,955 1,596,415
Walt Disney Co. (The)
2.20%, 01/13/28 ............ 1,044 928,952
3.80%, 03/22/30 ............ 1,956 1,823,032
2.65%, 01/13/31 ............ 502 428,489
Warnermedia Holdings, Inc., 3.43%
,
03/15/24
(a)
................ 499 484,413
Waste Management, Inc.
0.75%, 11/15/25 ............ 312 278,967
3.15%, 11/15/27 ............ 976 910,421
Welltower, Inc.
4.50%, 01/15/24 ............ 1,153 1,138,345
3.63%, 03/15/24 ............ 1,145 1,120,477
2.70%, 02/15/27 ............ 1,008 907,751
Western Alliance Bancorp, (LIBOR
USD 3 Month + 5.50%), 6.47%
,
12/30/24
(a)(b)
............... 11,150 11,142,637
Western Digital Corp.
1.50%, 02/01/24
(q)(r)
.......... 2,035 1,938,337
4.75%, 02/15/26 ............ 215 202,470
Wolfspeed, Inc., 1.88%
,
12/01/29
(a)(q)
. 200 180,100
Workday, Inc., 3.50%
,
04/01/27 .... 1,939 1,812,129
WRKCo, Inc.
3.75%, 03/15/25 ............ 541 523,217
4.65%, 03/15/26 ............ 361 354,116
4.90%, 03/15/29 ............ 502 481,962
Wynn Las Vegas LLC
(a)
5.50%, 03/01/25 ............ 540 512,647
5.25%, 05/15/27 ............ 108 97,467
Xerox Holdings Corp., 5.00%
,
08/15/25
(a)
................ 2,689 2,475,332
368,689,050
Zambia — 0.1%
First Quantum Minerals Ltd.
(a)
6.50%, 03/01/24 ............ 400 392,148
7.50%, 04/01/25 ............ 674 655,802
6.88%, 03/01/26 ............ 505 477,477
Security
Par (000)
Par (000) Value
Zambia (continued)
6.88%, 10/15/27 ............ USD 1,012 $ 943,880
2,469,307
Total Corporate Bonds — 11.6%
(Cost: $595,223,196) ............................. 519,110,921
Floating Rate Loan Interests
Belgium — 0.1%
Apollo Finco BV, Facility Term Loan
B, (EURIBOR 6 Month + 4.85%),
7.60%
,
 10/02/28
(b)(d)
.......... EUR 4,443 3,709,680
Canada — 0.1%
Knowlton Development Corp., Inc.,
Term Loan, (EURIBOR 1 Month +
5.00%), 6.90%
,
 12/22/25
(b)
..... 6,271 6,539,084
France — 0.2%
Babilou Family, Facility Term Loan,
(EURIBOR 3 Month + 4.00%),
6.13%
,
 11/17/27
(b)
........... 7,151 7,322,024
Germany — 0.1%
Iris BidCo GmbH, Facility Term Loan
B, (EURIBOR 3 Month + 5.00%),
6.61%
,
 06/29/28
(b)
........... 2,856 2,625,925
Jersey, Channel Islands — 0.1%
(b)(d)
Vita Global FinCo Ltd., Facility Term
Loan, (LIBOR GBP 6 Month +
7.00%), 10.45%
,
 07/06/27 ...... GBP 1,351 1,551,517
Vita Global FinCo Ltd., Term Loan,
(EURIBOR 6 Month + 7.00%),
9.44%
,
 01/01/28 ............ EUR 2,252 2,289,619
3,841,136
Luxembourg — 0.2%
(b)
Jazz Pharmaceuticals plc, Term Loan,
(LIBOR USD 1 Month + 3.50%),
7.88%
,
 05/05/28 ............ USD 709 701,883
Luxembourg Life Fund - Long
Term Growth Fund, Term Loan,
(LIBOR USD 3 Month + 9.25%),
13.93%
,
 01/01/38
(d)
.......... 3,090 3,086,540
Luxembourg Life Fund II - Absolute
Return Fund III, Delayed Draw
Term Loan, (LIBOR USD 3 Month +
9.25%), 13.93%
,
 01/01/28
(d)
..... 498 494,775
Luxembourg Life Fund II - Absolute
Return Fund III, Term Loan,
(LIBOR USD 3 Month + 11.50%),
13.93%
,
 01/01/28
(d)
.......... 3,208 3,187,736
7,470,934
Netherlands — 0.4%
(b)
Cypher Bidco BV, Term Loan,
(EURIBOR 6 Month + 4.50%),
6.61%
,
 01/01/28
(d)
........... EUR 5,188 5,136,527
Median BV, Facility Term Loan B1,
(EURIBOR 6 Month + 5.00%),
7.75%
,
 10/14/27 ............ 3,032 2,728,967

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Netherlands (continued)
Ziggo BV, Facility Term Loan H,
(EURIBOR 6 Month + 3.00%),
3.76%
,
 01/31/29 ............ EUR 9,179 $ 9,033,661
16,899,155
Spain — 0.1%
Challenger, Term Loan, (EURIBOR 1
Month + 0.00%), 13.93%
,
 01/01/28
(b)
(d)
...................... 6,074 6,380,123
Sweden — 0.0%
Unique BidCo AB, Facility Term Loan
B, (EURIBOR 3 Month + 5.25%),
6.24%
,
 03/16/29
(b)
........... 2,156 2,163,647
United Kingdom — 0.2%
(b)(d)
Mercia, Term Loan A1, (LIBOR
GBP 3 Month + 2.40%), 0.00% -
13.93%
,
 01/01/28 ........... GBP 2,412 2,885,995
Mercia, Term Loan A2, (LIBOR
GBP 3 Month + 2.40%), 0.00% -
13.93%
,
 01/01/28 ........... 4,976 5,953,584
Mercia, Term Loan B1, (LIBOR
GBP 3 Month + 2.40%), 0.00% -
13.93%
,
 01/01/28 ........... 280 335,214
9,174,793
United States — 1.6%
ACProducts Holdings, Inc., Term Loan,
(LIBOR USD 3 Month + 4.25%),
8.98%
,
 05/17/28
(b)
........... USD —
(s)
1
Aimbridge Acquisition Co., Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month +
4.75%), 9.10%
,
 02/02/26
(b)
..... 2,452 2,227,855
Altar BidCo, Inc., 1st Lien Term Loan,
(12 Month CME Term SOFR +
3.10%), 5.50% - 7.99%
,
 02/01/29
(b)
1,273 1,213,048
Altar BidCo, Inc., 2nd Lien Term Loan,
02/01/30
(b)(t)
................ 1,765 1,495,838
American Auto Auction Group LLC,
1st Lien Term Loan B, (3 Month
CME Term SOFR + 5.00%),
9.58%
,
 12/30/27
(b)
........... 2,479 1,906,389
Avaya, Inc., Term Loan B3, (1 Month
CME Term SOFR + 10.00%),
14.34%
,
 12/15/27
(b)
.......... 280 165,900
City Brewing Co. LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month +
3.50%), 7.79%
,
 04/05/28
(b)
..... 591 252,524
CML ST Regis Aspen, Term Loan,
(LIBOR USD 3 Month + 0.00%),
0.00% - 13.93%
,
 01/01/28
(b)(d)
... 3,815 3,655,977
CML Trigrams, Term Loan, (LIBOR
USD 1 Month + 0.00%), 0.00% -
13.93%
,
 09/15/24
(b)(d)
......... 7,642 7,565,138
DirecTV Financing LLC, Term Loan,
(LIBOR USD 1 Month + 5.00%),
9.38%
,
 08/02/27
(b)
........... 1,265 1,228,779
DRI Holding, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 5.25%),
9.63%
,
 12/21/28
(b)
........... 810 693,713
DS Parent, Inc., Term Loan B,
(LIBOR USD 3 Month + 5.75%),
9.92%
,
 12/10/28
(b)
........... 1,238 1,176,448
Security
Par (000)
Par (000) Value
United States (continued)
ECL Entertainment LLC, Term Loan
B, (LIBOR USD 1 Month + 7.50%),
11.88%
,
 05/01/28
(b)
.......... USD 1,658 $ 1,652,360
Emerald Technologies US
AcquisitionCo., Inc., Term Loan B, (1
Month CME Term SOFR + 6.25%),
10.67%
,
 12/29/27
(b)
.......... 976 917,144
Galaxy Brands, Term Loan,
(LIBOR USD 3 Month + 4.75%),
9.07%
,
 01/01/38
(b)(d)
.......... 4,749 4,642,068
Genesys Cloud Services Holdings I
LLC, Term Loan, (LIBOR USD 1
Month + 4.00%), 8.38%
,
 12/01/27
(b)
364 348,830
GoTo Group, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.75%),
9.14%
,
 08/31/27
(b)
........... 2,765 1,767,258
Green Plains Operating Co. LLC,
Term Loan, (LIBOR USD 3 Month +
0.00%), 8.83%
,
 07/20/26
(b)(d)
.... 3,503 3,455,484
Hilton Worldwide Finance LLC, Term
Loan B2, (1 Month CME Term SOFR
+ 1.75%), 6.17%
,
 06/22/26
(b)
.... 4,434 4,416,069
Hydrofarm Holdings Group, Inc., Term
Loan, (LIBOR USD 1 Month +
5.50%), 9.89%
,
 10/25/28
(b)(d)
.... 603 512,242
Informatica LLC, Term Loan,
(LIBOR USD 1 Month + 2.75%),
7.19%
,
 10/27/28
(b)
........... 544 532,947
J&J Ventures Gaming LLC, Term Loan,
(LIBOR USD 3 Month + 4.00%),
8.73%
,
 04/26/28
(b)
........... 909 867,670
Jack Ohio Finance LLC, Term Loan,
(LIBOR USD 1 Month + 4.75%),
9.13%
,
 10/04/28
(b)(d)
.......... 469 458,047
Kronos Acquisition Holdings, Inc., Term
Loan, (3 Month CME Term SOFR +
6.00%), 10.51%
,
 12/22/26
(b)
..... 429 412,621
LBM Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.75%), 7.12%
,
 12/17/27
(b)
..... 2,359 2,039,468
Maverick Gaming LLC, Facility Term
Loan B, (LIBOR USD 3 Month +
7.50%), 12.23%
,
 09/03/26
(b)
..... 776 620,923
Naked Juice LLC, 2nd Lien Term
Loan, (3 Month CME Term SOFR +
6.00%), 10.68%
,
 01/24/30
(b)
..... 119 93,559
OD Intermediate SUBI Holdco II LLC,
Term Loan, 10.00%
,
 04/01/26
(d)(u)
. 6,182 5,774,033
OVG Business Services LLC, Term
Loan, (LIBOR USD 1 Month +
6.25%), 10.64%
,
 11/20/28
(b)(d)
.... 1,589 1,477,506
ProFrac Holdings II LLC, Term Loan, (3
Month CME Term SOFR + 7.25%),
12.10%
,
 03/04/25
(b)(d)
......... 1,334 1,367,200
Project Ruby Ultimate Parent Corp.,
1st Lien Term Loan, (LIBOR USD 1
Month + 3.25%), 7.63%
,
 03/10/28
(b)
522 492,104
Redstone HoldCo 2 LP, 1st Lien Term
Loan, (LIBOR USD 3 Month +
4.75%), 9.11%
,
 04/27/28
(b)
..... 2,297 1,580,613
Redstone HoldCo 2 LP, 2nd Lien Term
Loan, (LIBOR USD 3 Month +
7.75%), 12.11%
,
 04/27/29
(b)
..... 1,749 862,587

2022
BlackRock Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
24
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
SCIH Salt Holdings, Inc., 1st Lien Term
Loan B1, (LIBOR USD 3 Month +
4.00%), 8.41%
,
 03/16/27
(b)
..... USD 1,773 $ 1,718,777
Sheraton Austin, Term Loan, (LIBOR
USD 3 Month + 0.00%), 0.00% -
13.93%
,
 01/01/28
(b)(d)
......... 3,499 3,365,217
Signal Parent, Inc., Term Loan,
(LIBOR USD 1 Month + 3.50%),
7.89%
,
 04/03/28
(b)
........... 937 558,356
Sonder Corp., Term Loan,
11.11% 01/19/27
(b)(d)
.......... 4,734 4,266,918
Sovos Brands Intermediate, Inc., 1st
Lien Term Loan, (LIBOR USD 3
Month + 3.50%), 7.91%
,
 06/08/28
(b)
276 267,848
SWF Holdings I Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month +
4.00%), 8.75%
,
 10/06/28
(b)
..... 538 437,884
The Vinoy St. Petersburg, Term Loan,
(LIBOR USD 1 Month + 0.00%),
0.00% - 5.93%
,
 01/01/38
(b)(d)
.... 4,610 4,428,509
Vaco Holdings LLC, Term Loan, (3
Month CME Term SOFR + 5.00%),
9.73%
,
 01/21/29
(b)
........... 972 933,994
71,849,846
Total Floating Rate Loan Interests — 3.1%
(Cost: $151,932,627) ............................. 137,976,347
Foreign Agency Obligations
Chile — 0.0%
Empresa Nacional del Petroleo, 3.75%
,
08/05/26
(c)
................ 283 265,012
Colombia — 0.0%
Ecopetrol SA
4.13%, 01/16/25 ............ 552 524,676
4.63%, 11/02/31 ............ 404 308,050
Empresas Publicas de Medellin ESP,
4.25%
,
07/18/29
(a)
........... 404 319,993
1,152,719
Indonesia — 0.0%
Pertamina Persero PT, 3.65%
,
07/30/29
(c)
................ 561 511,974
Mexico — 0.1%
Comision Federal de Electricidad,
4.88%
,
01/15/24
(c)
........... 533 526,771
Petroleos Mexicanos
6.50%, 03/13/27 ............ 505 458,918
8.75%, 06/02/29 ............ 540 505,339
5.95%, 01/28/31 ............ 605 457,380
6.70%, 02/16/32 ............ 696 545,490
2,493,898
Oman — 0.0%
OQ SAOC, 5.13%
,
05/06/28
(a)
..... 202 190,486
Panama — 0.0%
Aeropuerto Internacional de Tocumen
SA, 5.13%
,
08/11/61
(a)
........ 202 165,299
Security
Par (000)
Par (000) Value
Peru — 0.0%
Corp. Financiera de Desarrollo SA,
4.75%
,
07/15/25
(c)
........... USD 536 $ 517,173
Total Foreign Agency Obligations — 0.1%
(Cost: $5,354,278) .............................. 5,296,561
Foreign Government Obligations
Argentina — 0.2%
Argentine Republic (The)
1.00%, 07/09/29 ............ 875 231,975
0.50%, 07/09/30
(r)
........... 8,318 2,249,925
1.50%, 07/09/35
(r)
........... 10,268 2,587,543
3.88%, 01/09/38
(r)
........... 3,485 1,097,229
6,166,672
Bahrain — 0.0%
Kingdom of Bahrain, 5.45%
,
09/16/32
(c)
341 299,824
Canada — 0.5%
Canadian Government Bond, 0.25%
,
03/01/26 ................. CAD 32,542 21,575,058
Chile — 0.0%
Republic of Chile, 4.34%
,
03/07/42 .. USD 551 464,149
Colombia — 0.1%
Republic of Colombia
4.50%, 01/28/26 ............ 869 815,665
3.88%, 04/25/27 ............ 441 389,265
3.13%, 04/15/31 ............ 1,110 822,649
8.00%, 04/20/33 ............ 512 510,976
2,538,555
Dominican Republic — 0.1%
Dominican Republic Government Bond
6.88%, 01/29/26
(c)
........... 359 361,760
5.95%, 01/25/27
(c)
........... 505 492,785
5.50%, 02/22/29
(a)
........... 303 277,491
4.50%, 01/30/30
(a)
........... 576 488,628
4.88%, 09/23/32
(a)
........... 929 768,051
2,388,715
Egypt — 0.0%
Arab Republic of Egypt
(a)
8.50%, 01/31/47 ............ 268 176,880
7.50%, 02/16/61 ............ 303 184,830
361,710
Guatemala — 0.0%
Republic of Guatemala
4.50%, 05/03/26
(c)
........... 289 276,953
5.25%, 08/10/29
(a)
........... 264 253,242
5.25%, 08/10/29
(c)
........... 560 537,180
3.70%, 10/07/33
(c)
........... 481 394,961
1,462,336
Hungary — 0.0%
Hungary Government Bond
5.38%, 03/25/24 ............ 538 536,756
5.25%, 06/16/29
(a)
........... 535 508,685
1,045,441
India — 0.0%
Indian Railway Finance Corp. Ltd.,
3.25%
,
02/13/30
(c)
........... 273 234,319

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Indonesia — 0.0%
Perusahaan Penerbit SBSN Indonesia
III, 4.40%
,
06/06/27
(a)
......... USD 280 $ 276,881
Republic of Indonesia, 4.65%
,
09/20/32 1,060 1,038,916
1,315,797
Ivory Coast — 0.0%
Republic of Cote d'Ivoire, 6.38%
,
03/03/28
(c)
................ 940 909,450
Mexico — 0.0%
United Mexican States
3.75%, 01/11/28 ............ 496 467,232
2.66%, 05/24/31 ............ 1,072 866,176
4.88%, 05/19/33 ............ 212 195,252
1,528,660
Nigeria — 0.0%
Federal Republic of Nigeria
8.38%, 03/24/29
(a)
........... 325 268,125
7.88%, 02/16/32
(c)
........... 202 151,500
7.63%, 11/28/47
(c)
........... 487 312,289
731,914
Oman — 0.0%
Oman Government Bond
(c)
6.50%, 03/08/47 ............ 505 458,287
6.75%, 01/17/48 ............ 605 563,142
7.00%, 01/25/51 ............ 287 276,022
1,297,451
Panama — 0.1%
Republic of Panama
3.88%, 03/17/28 ............ 983 927,583
3.16%, 01/23/30 ............ 1,308 1,123,082
2,050,665
Paraguay — 0.0%
Republic of Paraguay
4.95%, 04/28/31
(a)
........... 200 193,038
5.60%, 03/13/48
(c)
........... 427 371,303
5.40%, 03/30/50
(c)
........... 639 548,661
1,113,002
Peru — 0.0%
Republic of Peru
2.78%, 01/23/31 ............ 497 410,895
1.86%, 12/01/32 ............ 947 691,191
1,102,086
Philippines — 0.0%
Republic of the Philippines, 2.65%
,
12/10/45 ................. 467 312,941
Romania — 0.1%
Romania Government Bond
5.25%, 11/25/27
(a)
........... 534 510,905
2.88%, 03/11/29
(c)
........... EUR 553 488,477
2.50%, 02/08/30
(c)
........... 582 480,412
2.12%, 07/16/31
(c)
........... 327 240,497
1,720,291
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia
(c)
4.50%, 04/17/30 ............ USD 621 613,354
2.25%, 02/02/33 ............ 461 372,344
985,698
Security
Par (000)
Par (000) Value
Senegal — 0.0%
Republic of Senegal, 6.25%
,
05/23/33
(c)
USD 317 $ 260,297
South Africa — 0.0%
Republic of South Africa
4.85%, 09/30/29 ............ 439 389,557
5.88%, 04/20/32 ............ 424 381,070
5.00%, 10/12/46 ............ 701 488,422
1,259,049
Spain — 0.4%
(a)(c)
Bonos and Obligaciones del Estado,
2.55%
,
10/31/32 ............ EUR 10,128 9,922,656
Kingdom of Spain, 3.45%
,
07/30/66 . 5,692 5,431,301
15,353,957
Ukraine — 0.0%
Ukraine Government Bond
(e)(n)
7.75%, 09/01/25
(c)
........... USD 303 67,948
7.75%, 09/01/26
(c)
........... 855 179,710
7.25%, 03/15/35
(a)
........... 742 138,337
385,995
Uruguay — 0.0%
Oriental Republic of Uruguay, 5.75%
,
10/28/34 ................. 549 596,214
Total Foreign Government Obligations — 1.5%
(Cost: $82,839,755) .............................. 67,460,246
Shares
Shares
Investment Companies
Health Care Select Sector SPDR
Fund
(f)
................... 46,596 6,330,067
Industrial Select Sector SPDR Fund
(f)
28,211 2,770,602
Invesco QQQ Trust 1, Series 1 ..... 35,000 9,319,800
iShares 0-5 Year TIPS Bond ETF
(g)
.. 45,255 4,387,925
iShares China Large-Cap ETF
(f)(g)
... 189,272 5,356,398
iShares iBoxx $ High Yield Corporate
Bond ETF
(f)(g)
............... 125,100 9,211,113
iShares Latin America 40 ETF
(f)(g)
... 86,975 1,990,858
iShares MSCI Brazil ETF
(g)
....... 98,551 2,756,471
iShares MSCI Emerging Markets ETF
(g)
12,710 481,709
iShares Nasdaq Biotechnology ETF
(f)(g)
4,626 607,347
KraneShares Bosera MSCI China A 50
Connect Index ETF .......... 35,158 896,177
KraneShares CSI China Internet ETF
(f)
259,680 7,842,336
SPDR Bloomberg High Yield Bond
ETF
(f)
.................... 33,155 2,983,950
SPDR Gold Shares
(j)(k)
.......... 56,276 9,546,661
United States Oil Fund LP
(f)
....... 49,566 3,475,072
VanEck Semiconductor ETF ...... 6,571 1,333,519
Total Investment Companies — 1.6%
(Cost: $76,698,834) .............................. 69,290,005

2022
BlackRock Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
26
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Pa r (000) Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.8%
United States — 0.8%
Federal Home Loan Mortgage Corp.
STACR REMIC Trust, Series
2022-DNA1, Class B1, (SOFR 30
Day Average + 3.40%), 7.33%,
01/25/42
(a)(b)
............... USD 482 $ 427,447
Federal Home Loan Mortgage Corp.
Structured Agency Credit Risk
Debt Variable Rate Notes, Series
2021-DNA2, Class B1, (SOFR 30
Day Average + 3.40%), 7.33%,
08/25/33
(a)(b)
............... 403 372,168
JPMorgan Mortgage Trust
(a)(b)
Series 2021-INV5, Class A2A,
2.50%, 12/25/51 .......... 15,623 12,540,331
Series 2021-INV7, Class A3A,
2.50%, 02/25/52 .......... 6,209 5,307,818
Series 2021-INV7, Class A4A,
2.50%, 02/25/52 .......... 2,344 1,570,831
MCM, Series 2021-VFN1,  3.00%,
08/28/28
(d)
................ 1,465 972,160
MCM Trust, Series 2021-VFN1,  3.00%,
08/25/28
(a)(d)
............... 2,775 2,716,144
Ready Capital Mortgage Financing
LLC, Series 2022-FL10, Class A, (1
Month CME Term SOFR + 2.55%),
6.87%, 10/25/39
(a)(b)
.......... 2,978 2,962,026
TVC DSCR,   2.38%, 02/01/51
(a)(d)
... 6,617 6,373,971
TVC Holding,   2.38%, 02/01/51
(d)
... 1,654 1,616,588
34,859,484
Commercial Mortgage-Backed Securities — 2.5%
Bermuda — 0.0%
RIAL Issuer Ltd., Series 2022-FL8,
Class A, (1 Month CME Term SOFR
+ 2.25%), 6.57%, 01/19/37
(a)(b)
... 1,395 1,361,169
Cayman Islands — 0.1%
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-W10, Class
F, (1 Month CME Term SOFR +
3.37%), 7.71%, 12/15/34
(a)(b)
.... 1,913 1,756,140
United States — 2.4%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class D, 4.14%,
08/10/35
(a)(b)
............... 1,182 993,222
Alen Mortgage Trust, Series 2021-
ACEN, Class D, (LIBOR USD 1
Month + 3.10%), 7.42%, 04/15/34
(a)
(b)(d)
..................... 1,364 1,066,375
Arbor Multifamily Mortgage Securities
Trust, Series 2020-MF1, Class E,
1.75%, 05/15/53
(a)
........... 428 236,220
BAMLL Commercial Mortgage
Securities Trust
(a)(b)
Series 2015-200P, Class D, 3.60%,
04/14/33 ............... 255 225,504
Series 2018-DSNY, Class A, (LIBOR
USD 1 Month + 0.85%), 5.17%,
09/15/34 ............... 590 578,772
Bayview Commercial Asset Trust
(a)(b)
Series 2005-3A, Class M6, (LIBOR
USD 1 Month + 1.05%), 5.44%,
11/25/35 ............... 117 104,447
Security
Par (000)
Par (000) Value
United States (continued)
Series 2006-3A, Class M1, (LIBOR
USD 1 Month + 0.51%), 4.90%,
10/25/36 ............... USD 136 $ 126,587
BBCMS Mortgage Trust, Series 2017-
DELC, Class E, (LIBOR USD 1
Month + 2.63%), 6.94%, 08/15/36
(a)
(b)
...................... 435 421,842
Beast Mortgage Trust
(a)(b)
Series 2021-SSCP, Class A, (LIBOR
USD 1 Month + 0.75%), 5.07%,
04/15/36 ............... 469 449,287
Series 2021-SSCP, Class B, (LIBOR
USD 1 Month + 1.10%), 5.42%,
04/15/36 ............... 1,204 1,125,879
Series 2021-SSCP, Class C, (LIBOR
USD 1 Month + 1.35%), 5.67%,
04/15/36 ............... 1,500 1,385,824
Series 2021-SSCP, Class D, (LIBOR
USD 1 Month + 1.60%), 5.92%,
04/15/36 ............... 1,378 1,257,877
Series 2021-SSCP, Class E, (LIBOR
USD 1 Month + 2.10%), 6.42%,
04/15/36 ............... 1,194 1,082,758
Series 2021-SSCP, Class F, (LIBOR
USD 1 Month + 2.90%), 7.22%,
04/15/36 ............... 1,141 1,046,620
Series 2021-SSCP, Class G, (LIBOR
USD 1 Month + 3.80%), 8.12%,
04/15/36 ............... 1,291 1,184,036
Series 2021-SSCP, Class H, (LIBOR
USD 1 Month + 4.90%), 9.22%,
04/15/36 ............... 915 840,697
BHMS
(a)(b)
Series 2018-ATLS, Class A, (LIBOR
USD 1 Month + 1.25%), 5.57%,
07/15/35 ............... 1,722 1,653,118
Series 2018-ATLS, Class C, (LIBOR
USD 1 Month + 1.90%), 6.22%,
07/15/35 ............... 653 612,308
BOCA Commercial Mortgage Trust,
Series 2022-BOCA, Class A, (1
Month CME Term SOFR + 1.77%),
6.11%, 05/15/39
(a)(b)
.......... 554 542,963
BWAY Mortgage Trust, Series 2013-
1515, Class D, 3.63%, 03/10/33
(a)
. 1,000 875,300
BX Commercial Mortgage Trust
(a)(b)
Series 2019-XL, Class A, (1 Month
CME Term SOFR + 1.03%),
5.37%, 10/15/36 .......... 555 548,209
Series 2019-XL, Class G, (1 Month
CME Term SOFR + 2.41%),
6.75%, 10/15/36 .......... 2,197 2,102,545
Series 2019-XL, Class J, (1 Month
CME Term SOFR + 2.76%),
7.10%, 10/15/36 .......... 3,494 3,321,510
Series 2020-VKNG, Class G, (1
Month CME Term SOFR +
3.36%), 7.70%, 10/15/37 .... 329 302,424
Series 2021-21M, Class E, (LIBOR
USD 1 Month + 2.17%), 6.49%,
10/15/36 ............... 1,418 1,299,543
Series 2021-CIP, Class E, (LIBOR
USD 1 Month + 2.82%), 7.14%,
12/15/38 ............... 2,463 2,264,966

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-NWM, Class A, (LIBOR
USD 1 Month + 0.91%), 5.23%,
02/15/33
(d)
.............. USD 4,847 $ 4,556,527
Series 2021-NWM, Class B, (LIBOR
USD 1 Month + 2.15%), 6.47%,
02/15/33
(d)
.............. 2,843 2,671,989
Series 2021-NWM, Class C, (LIBOR
USD 1 Month + 4.25%), 8.57%,
02/15/33
(d)
.............. 1,877 1,764,298
Series 2021-SOAR, Class G,
(LIBOR USD 1 Month + 2.80%),
7.12%, 06/15/38 .......... 4,002 3,694,355
Series 2021-VINO, Class F, (LIBOR
USD 1 Month + 2.80%), 7.12%,
05/15/38 ............... 2,658 2,465,653
Series 2021-XL2, Class A, (LIBOR
USD 1 Month + 0.69%), 5.01%,
10/15/38 ............... 670 643,967
Series 2021-XL2, Class F, (LIBOR
USD 1 Month + 2.24%), 6.56%,
10/15/38 ............... 3,375 3,150,765
BX Trust
(a)(b)
Series 2019-OC11, Class E, 3.94%,
12/09/41 ............... 3,052 2,361,124
Series 2021-ARIA, Class E, (LIBOR
USD 1 Month + 2.24%), 6.56%,
10/15/36 ............... 2,038 1,848,956
Series 2021-MFM1, Class E,
(LIBOR USD 1 Month + 2.25%),
6.57%, 01/15/34 .......... 824 765,937
Series 2021-MFM1, Class F, (LIBOR
USD 1 Month + 3.00%), 7.32%,
01/15/34 ............... 1,282 1,179,557
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class E, (LIBOR
USD 1 Month + 2.15%), 6.47%,
12/15/37
(a)(b)
............... 559 534,809
CFCRE Commercial Mortgage Trust,
Series 2018-TAN, Class C, 5.29%,
02/15/33
(a)
................ 350 337,048
Cold Storage Trust, Series 2020-ICE5,
Class A, (LIBOR USD 1 Month +
0.90%), 5.22%, 11/15/37
(a)(b)
.... 1,434 1,394,570
Credit Suisse Mortgage Capital
Certificates
(a)
Series 2015-RPL1,  (SOFR +
0.03%), 3.95%, 02/15/24
(b)
... 2,798 2,735,663
Series 2019-ICE4, Class C, (LIBOR
USD 1 Month + 1.43%), 5.75%,
05/15/36
(b)
.............. 471 461,563
Series 2019-ICE4, Class D, (LIBOR
USD 1 Month + 1.60%), 5.92%,
05/15/36
(b)
.............. 1,569 1,536,375
Series 2019-ICE4, Class E, (LIBOR
USD 1 Month + 2.15%), 6.47%,
05/15/36
(b)
.............. 1,393 1,347,299
Series 2019-ICE4, Class F, (LIBOR
USD 1 Month + 2.65%), 6.97%,
05/15/36
(b)
.............. 2,083 1,990,512
Series 2020-NET, Class A, 2.26%,
08/15/37 ............... 1,073 961,824
CSAIL Commercial Mortgage Trust
Series 2016-C5, Class C, 4.64%,
11/15/48
(b)
.............. 326 293,255
Series 2020-C19, Class A3, 2.56%,
03/15/53 ............... 3,204 2,675,490
Security
Par (000)
Par (000) Value
United States (continued)
CSMC Trust, Series 2020-FACT, Class
E, (LIBOR USD 1 Month + 4.86%),
9.18%, 10/15/37
(a)(b)(d)
......... USD 438 $ 379,615
DBGS Mortgage Trust
(a)(b)
Series 2018-BIOD, Class A, (LIBOR
USD 1 Month + 0.80%), 5.12%,
05/15/35 ............... 192 188,606
Series 2018-BIOD, Class D, (LIBOR
USD 1 Month + 1.30%), 5.62%,
05/15/35 ............... 480 462,044
Series 2018-BIOD, Class F, (LIBOR
USD 1 Month + 2.00%), 6.32%,
05/15/35 ............... 1,719 1,619,362
DBWF Mortgage Trust
(a)(b)
Series 2018-GLKS, Class B, (LIBOR
USD 1 Month + 1.35%), 5.79%,
12/19/30 ............... 562 539,726
Series 2018-GLKS, Class C, (LIBOR
USD 1 Month + 1.75%), 6.19%,
12/19/30 ............... 447 427,835
ELP Commercial Mortgage Trust,
Series 2021-ELP, Class F, (LIBOR
USD 1 Month + 2.67%), 6.99%,
11/15/38
(a)(b)
............... 1,460 1,323,045
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (LIBOR
USD 1 Month + 2.25%), 6.57%,
07/15/38 ............... 3,072 2,941,069
Series 2021-ESH, Class E, (LIBOR
USD 1 Month + 2.85%), 7.17%,
07/15/38 ............... 2,148 2,045,269
GCT Commercial Mortgage Trust,
Series 2021-GCT, Class D, (LIBOR
USD 1 Month + 2.35%), 6.67%,
02/15/38
(a)(b)
............... 270 204,977
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2021-DM, Class E, (LIBOR
USD 1 Month + 2.94%), 7.25%,
11/15/36 ............... 2,822 2,622,410
Series 2021-IP, Class A, (LIBOR
USD 1 Month + 0.95%), 5.27%,
10/15/36 ............... 357 332,767
Series 2021-ROSS, Class A,
(LIBOR USD 1 Month + 1.15%),
5.47%, 05/15/26 .......... 381 355,966
Series 2022-ECI, Class A, (1 Month
CME Term SOFR + 2.19%),
6.53%, 08/15/39 .......... 324 320,532
GS Mortgage Securities Trust, Series
2020-GC47, Class AS, 2.73%,
05/12/53 ................. 1,202 970,170
Hudson Yards Mortgage Trust, Series
2016-10HY, Class E, 2.98%,
08/10/38
(a)(b)
............... 315 260,700
Independence Plaza Trust, Series
2018-INDP, Class B, 3.91%,
07/10/35
(a)
................ 528 492,942
JPMorgan Chase Commercial
Mortgage Securities Trust
(a)(b)
Series 2018-WPT, Class DFL,
(LIBOR USD 1 Month + 2.50%),
6.67%, 07/05/33 .......... 438 392,999
Series 2021-MHC, Class E, (LIBOR
USD 1 Month + 2.45%), 6.77%,
04/15/38 ............... 1,975 1,870,897

2022
BlackRock Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
28
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-MHC, Class F, (LIBOR
USD 1 Month + 2.95%), 7.27%,
04/15/38 ............... USD 866 $ 813,836
Series 2022-NXSS, Class A, (1
Month CME Term SOFR +
2.18%), 6.51%, 08/15/39 .... 429 427,921
Series 2022-OPO, Class C, 3.45%,
01/05/39 ............... 700 541,090
KKR Industrial Portfolio Trust, Series
2021-KDIP, Class A, (LIBOR USD 1
Month + 0.55%), 4.87%, 12/15/37
(a)
(b)
...................... 454 438,508
Life Mortgage Trust, Series 2021-BMR,
Class F, (LIBOR USD 1 Month +
2.35%), 6.67%, 03/15/38
(a)(b)
.... 2,049 1,933,017
LUXE Trust
(a)(b)
Series 2021-TRIP, Class A, (LIBOR
USD 1 Month + 1.05%), 5.37%,
10/15/38 ............... 134 128,316
Series 2021-TRIP, Class E, (LIBOR
USD 1 Month + 2.75%), 7.07%,
10/15/38 ............... 344 315,057
Med Trust
(a)(b)
Series 2021-MDLN, Class A,
(LIBOR USD 1 Month + 0.95%),
5.27%, 11/15/38 .......... 381 366,667
Series 2021-MDLN, Class F, (LIBOR
USD 1 Month + 4.00%), 8.32%,
11/15/38 ............... 3,635 3,343,448
Series 2021-MDLN, Class G,
(LIBOR USD 1 Month + 5.25%),
9.57%, 11/15/38 .......... 3,909 3,572,422
MHC Commercial Mortgage Trust
(a)(b)
Series 2021-MHC, Class E, (LIBOR
USD 1 Month + 2.10%), 6.42%,
04/15/38 ............... 3,567 3,375,578
Series 2021-MHC, Class F, (LIBOR
USD 1 Month + 2.60%), 6.92%,
04/15/38 ............... 576 539,665
MHP, Series 2021-STOR, Class G,
(LIBOR USD 1 Month + 2.75%),
7.07%, 07/15/38
(a)(b)
.......... 870 807,517
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2015-C24, Class
C, (LIBOR USD 1 Month + 0.00%),
4.33%, 05/15/48
(b)
........... 176 159,006
Morgan Stanley Capital I Trust,
Series 2018-MP, Class A, 4.28%,
07/11/40
(a)(b)
............... 552 480,974
PKHL Commercial Mortgage Trust,
Series 2021-MF, Class F, (LIBOR
USD 1 Month + 3.35%), 7.67%,
07/15/38
(a)(b)
............... 414 371,446
SREIT Trust
(a)(b)
Series 2021-MFP, Class A, (LIBOR
USD 1 Month + 0.73%), 5.05%,
11/15/38 ............... 385 370,284
Series 2021-MFP, Class F, (LIBOR
USD 1 Month + 2.62%), 6.94%,
11/15/38 ............... 2,175 2,028,102
Series 2021-MFP2, Class F, (LIBOR
USD 1 Month + 2.62%), 6.94%,
11/15/36 ............... 1,014 948,121
STWD Trust, Series 2021-FLWR, Class
E, (LIBOR USD 1 Month + 1.92%),
6.24%, 07/15/36
(a)(b)
.......... 724 678,198
Security
Par (000)
Par (000) Value
United States (continued)
UBS Commercial Mortgage Trust,
Series 2019-C17, Class A4, 2.92%,
10/15/52 ................. USD 321 $ 276,104
VNDO Trust, Series 2016-350P, Class
D, 3.90%, 01/10/35
(a)(b)
........ 583 472,714
Wells Fargo Commercial Mortgage
Trust
(b)
Series 2015-C28, Class AS, 3.87%,
05/15/48 ............... 886 832,266
Series 2017-C41, Class B, 4.19%,
11/15/50 ............... 827 723,611
Series 2018-1745, Class A, 3.75%,
06/15/36
(a)
.............. 590 504,032
107,219,200
110,336,509
Interest Only Commercial Mortgage-Backed Securities — 0.0%
United States — 0.0%
(b)
Benchmark Mortgage Trust, Series
2021-B23, Class XA, 1.27%,
02/15/54 ................. 14,153 954,394
GS Mortgage Securities Trust, Series
2020-GSA2, Class XA, 1.73%,
12/12/53
(a)
................ 1,485 137,418
Wells Fargo Commercial Mortgage
Trust
Series 2020-C58, Class XA, 1.87%,
07/15/53 ............... 8,266 811,954
Series 2021-C59, Class XA, 1.54%,
04/15/54 ............... 6,424 532,239
2,436,005
Total Non-Agency Mortgage-Backed Securities — 3.3%
(Cost: $162,964,703) ............................. 147,631,998
Beneficial Interest (000)
Beneficial Interest (000)
Other Interests
Capital Markets - 0.2%
Sprott Private Resource Streaming &
Royalty US LP
(d)(v)
........... 7,220 9,443,851
Total Other Interests — 0.2%
(Cost: $7,284,549) ................................ 9,443,851
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 0.0%
United States — 0.0%
(b)
Prudential Financial, Inc. , (LIBOR USD
3 Month + 3.92%), 5.63%, 06/15/43 1,159 1,138,717
USB Capital IX , (LIBOR USD 3 Month
+ 1.02%), 5.10%
(p)
........... 900 708,750
1,847,467
Total Capital Trusts — 0.0%
(Cost: $2,000,140) .............................. 1,847,467

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Shares
Shares Value
Preferred Stocks — 3.1%
Brazil — 0.1%
Neon Payments Ltd.
(d)
........... 10,763 $ 5,224,253
China — 0.3%
ByteDance Ltd., Series E-1 (Acquired
11/11/20, cost $9,000,423)
(d)(i)
... 82,140 13,537,240
Germany — 0.4%
Caresyntax, Inc.
(d)
............. 8,737 565,546
Dr Ing hc F Porsche AG (Preference) 50,343 5,080,291
Porsche Automobil Holding SE
(Preference) ............... 5,280 287,950
Volocopter Gmbh (Acquired 03/03/21,
cost $7,547,351)
(d)(i)
.......... 1,420 8,886,649
14,820,436
India — 0.1%
Think & Learn Pvt Ltd., Series
F (Acquired 12/11/20, cost
$4,447,311)
(d)(i)
............. 1,380 3,312,940
Jersey, Channel Islands — 0.1%
(d)(i)
Loadsmart, Inc., Series C (Acquired
10/05/20, cost $2,878,751) ..... 336,696 4,801,285
Loadsmart, Inc., Series D (Acquired
01/27/22, cost $596,540) ...... 29,827 425,333
5,226,618
Sweden — 0.0%
Volta Greentech AB, Series C
(d)(e)
... 6,817 873,628
United States — 2.1%
10X Future Technologies Holding
Ltd., (Acquired 05/13/21, cost
$6,197,921)
(d)(i)
............. 163,645 2,162,376
2020 Cash Mandatory Exchangeable
Trust, 5.25%
(a)(q)
............. 9,335 10,679,427
Aptiv plc, Series A, 5.50%
(q)
....... 31,543 3,385,195
Becton Dickinson and Co., Series B,
6.00%
(f)
.................. 118,085 5,913,697
Boston Scientific Corp., Series A,
5.50% ................... 20,833 2,392,045
Breeze Aviation Group, Inc., Series
B (Acquired 07/30/21, cost
$3,775,369)
(d)(i)
............. 6,990 1,992,989
Cruise, Series G (Acquired 03/25/21,
cost $2,563,091)
(d)(i)
.......... 97,271 1,390,975
Databricks, Inc., Series F (Acquired
10/22/19, cost $3,030,010)
(d)(i)
... 211,650 10,832,247
Databricks, Inc., Series G (Acquired
02/01/21, cost $3,419,476)
(d)(i)
... 57,837 2,960,098
Deep Instinct Ltd., Series D-2 (Acquired
03/19/21, cost $3,888,688)
(d)(i)
... 639,810 4,395,495
Deep Instinct Ltd., Series D-4 (Acquired
09/20/22, cost $2,474,803)
(d)(i)
... 351,019 2,411,501
Dream Finders Homes, Inc., 9.00%
(d)(p)
8,429 7,680,926
Exo Imaging, Inc., Series C (Acquired
06/30/21, cost $2,122,371)
(d)(i)
... 362,303 1,068,794
Farmer's Business Network, Inc.,
Series F (Acquired 07/31/20, cost
$2,424,735)
(d)(i)
............. 73,351 3,418,890
Farmer's Business Network, Inc.,
Series G (Acquired 09/15/21, cost
$689,703)
(d)(i)
............... 11,096 517,185
JumpCloud, Inc., Series E-1 (Acquired
10/30/20, cost $3,136,443)
(d)(i)
... 1,719,824 6,139,772
JumpCloud, Inc., Series F (Acquired
09/03/21, cost $677,436)
(d)(i)
..... 113,119 403,835
Security
Shares
Shares Value
United States (continued)
Lessen, Inc., Series B
(d)
......... 188,594 $ 2,410,231
Lookout, Inc., Series F (Acquired
09/19/14 - 10/22/14, cost
$7,673,753)
(d)(i)
............. 671,775 3,701,480
MNTN Digital, Series D (Acquired
11/05/21, cost $1,673,918)
(d)(i)
... 72,889 699,734
Mythic AI, Inc., Series C (Acquired
01/26/21, cost $1,646,873)
(d)(e)(i)
.. 239,716 52,737
Noodle Partners Inc., Series
C (Acquired 08/26/21, cost
$2,167,122)
(d)(i)
............. 242,823 1,488,505
PsiQuantum Corp., Series D (Acquired
05/21/21, cost $1,355,632)
(d)(i)
... 51,690 1,313,443
Relativity Space, Inc., Series
E (Acquired 05/27/21, cost
$2,333,656)
(d)(i)
............. 102,196 1,683,168
SambaNova Systems, Inc., Series
C (Acquired 02/19/20, cost
$3,134,751)
(d)(i)
............. 58,878 3,738,164
SambaNova Systems, Inc., Series
D (Acquired 04/09/21, cost
$1,780,353)
(d)(i)
............. 18,737 1,189,612
Snorkel AI, Inc., Series C (Acquired
06/30/21, cost $839,659)
(d)(i)
..... 55,904 398,036
Ursa Major Technologies, Inc.,
Series C (Acquired 09/13/21, cost
$2,149,052)
(d)(i)
............. 360,289 2,388,716
Ursa Major Technologies, Inc., Series D
(Acquired 10/14/22, cost $292,529)
(d)
(e)(i)
...................... 44,138 292,529
Verge Genomics, Series B (Acquired
11/05/21, cost $2,013,552)
(d)(i)
... 378,004 1,787,959
Wells Fargo & Co., Series L, 7.50%
(f)(p)
(q)
...................... 1,367 1,619,895
Zero Mass Water, Inc., Series
C-1 (Acquired 05/07/20, cost
$2,397,628)
(d)(i)
............. 152,099 4,073,211
Zero Mass Water, Inc., Series D
(Acquired 07/05/22, cost $449,221)
(d)
(e)(i)
...................... 10,967 402,270
94,985,137
Total Preferred Stocks — 3.1%
(Cost: $130,277,401) ............................. 137,980,252
Trust Preferreds — 0.1%
United States — 0.1%
Citigroup Capital XIII , (LIBOR USD 3
Month + 6.37%), 10.78%, 10/30/40
(b)
147,134 4,178,605
Total Trust Preferreds — 0.1%
(Cost: $4,078,013) .............................. 4,178,605
Total Preferred Securities — 3.2%
(Cost: $136,355,554) ............................. 144,006,324

2022
BlackRock Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
30
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Securities
Interest Only Commercial Mortgage-Backed Securities — 0.0%
(b)
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates, Series KL06, Class
XFX, 1.36%, 12/25/29 ........ USD 2,207 $ 144,220
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-
Through Certificates Variable Rate
Notes, Series KW09, Class X1,
0.80%, 05/25/29 ............ 15,145 575,675
719,895
Mortgage-Backed Securities — 7.9%
Uniform Mortgage-Backed Securities
(w)
4.50% ,  01/25/53 - 02/25/53 ... 229,546 220,880,275
5.00% ,  01/25/53 .......... 135,978 133,968,437
354,848,712
Total U.S. Government Sponsored Agency Securities
—
7.9%
(Cost: $357,762,801) ............................. 355,568,607
U.S. Treasury Obligations
U.S. Treasury Bonds
2.38%, 02/15/42 ............ 7,089 5,412,486
3.25%, 05/15/42
(x)
........... 17,220 15,097,360
3.38%, 08/15/42 ............ 9,136 8,165,032
3.00%, 08/15/52
(x)
........... 30,531 25,154,517
4.00%, 11/15/52 ............ 5,840 5,848,513
U.S. Treasury Inflation Linked Notes
0.63%, 01/15/24 ............ 70,408 68,912,292
0.50%, 04/15/24 ............ 40,483 39,366,692
0.13%, 04/15/27 ............ 12,135 11,308,481
0.63%, 07/15/32
(x)
........... 19,558 17,913,367
U.S. Treasury Notes
0.75%, 12/31/23
(k)
........... 9,545 9,174,978
4.00%, 12/15/25 ............ 32,462 32,254,040
Total U.S. Treasury Obligations — 5.3%
(Cost: $244,142,965) ............................. 238,607,758
Shares
Shares
Warrants
Cayman Islands — 0.0%
Hedosophia European Growth (Issued/
Exercisable 05/13/21, 1 share for
1 warrant, Expires 05/13/27, Strike
Price EUR 11.50)
(e)
.......... 66,751 2,144
Israel — 0.0%
Innovid Corp. (Issued/Exercisable
01/28/21, 1 share for 1 warrant,
Expires 12/31/27, Strike Price USD
11.50)
(e)
.................. 10,869 4,348
Switzerland — 0.0%
Cie Financiere Richemont SA (Issued/
Exercisable 11/27/20, 1 share for
1 warrant, Expires 11/22/23, Strike
Price CHF 67.00)
(e)
.......... 1,233 1,027
Security
Shares
Shares Value
United Kingdom — 0.0%
Genius Sports Ltd. (Issued/Exercisable
12/07/20, 1 share for 1 warrant,
Expires 12/31/28, Strike Price USD
11.50)
(e)
.................. 34,915 $ 31,423
United States — 0.0%
(e)
Cano Health, Inc. (Issued/Exercisable
07/06/20, 1 share for 1 warrant,
Expires 06/03/26, Strike Price USD
11.50) ................... 68,498 15,070
Crown PropTech Acquisitions (Issued/
Exercisable 02/05/21, 1 share for
1 warrant, Expires 02/01/26, Strike
Price USD 11.50)
(d)
.......... 90,780 1
Deep Instinct Ltd.,  (Acquired 09/20/22,
cost $0) (Issued/Exercisable
09/20/22, 1 share for 1 warrant,
Expires 09/20/32, Strike Price USD
0.00)
(d)(i)
.................. 24,748 144,033
Embark Technology, Inc. (Issued/
Exercisable 03/05/21, 1 share for
1 warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 27,885 555
EVgo, Inc. (Issued/Exercisable
11/10/20, 1 share for 1 warrant,
Expires 09/15/25, Strike Price USD
11.50) ................... 38,021 25,391
Gores Holdings VIII, Inc. (Issued/
Exercisable 01/28/21, 1 share for
1 warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 10,979 3
Hippo Holdings, Inc. (Issued/
Exercisable 01/04/21, 1 share for
1 warrant, Expires 08/02/26, Strike
Price USD 11.50) ............ 28,141 901
Latch, Inc. (Issued/Exercisable
06/04/21, 1 share for 1 warrant,
Expires 06/04/26, Strike Price USD
11.50) ................... 28,921 1,232
Lightning eMotors, Inc. (Issued/
Exercisable 12/10/20, 1 share for
1 warrant, Expires 12/15/25, Strike
Price USD 11.50) ............ 76,842 5,697
Offerpad Solutions, Inc. (Issued/
Exercisable 10/13/20, 1 share for
1 warrant, Expires 09/01/26, Strike
Price USD 11.50) ............ 50,071 1,127
Proof Acquisition Corp. I (Issued/
Exercisable 09/27/22, 1 share for
1 warrant, Expires 10/01/26, Strike
Price USD 11.50)
(d)
.......... 77,370 1,547
Rotor Acquisition Corp. (Issued/
Exercisable 06/15/21, 1 share for
1 warrant, Expires 06/15/27, Strike
Price USD 11.50) ............ 30,984 1,549
Sarcos Technology & Robotics Corp.
(Issued/Exercisable 12/21/20,
1 share for 1 warrant, Expires
09/24/26, Strike Price USD 11.50) 59,602 2,384
Sonder Holdings, Inc. (Issued/
Exercisable 01/19/22, 1 share for
1 warrant, Expires 10/01/26, Strike
Price USD 12.50)
(d)
.......... 84,405 844
TPB Acquisition Corp. I (Issued/
Exercisable 02/19/21, 1 share for
1 warrant, Expires 02/19/23, Strike
Price USD 11.50) ............ 21,152 9,956

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Shares
Shares Value
United States (continued)
Volta, Inc. (Issued/Exercisable
10/22/20, 1 share for 1 warrant,
Expires 08/26/26, Strike Price USD
11.50) ................... 39,164 $ 2,557
212,847
Total Warrants — 0.0%
(Cost: $1,190,420) .............................. 251,789
Total Long-Term Investments — 91.4%
(Cost: $4,304,693,587) ........................... 4,106,429,859
Par (000)
Pa r (000)
Short-Term Securities
Foreign Government Obligations — 14.4%
(y)
Brazil - 0.4%
Federative Republic of Brazil Treasury
Bills, 8.56%
,
07/01/24 ......... BRL 123 19,360,580
Japan - 14.0%
Japan Treasury Bills
(0.27)%, 01/06/23 ........... JPY 1,634,150 12,451,752
(0.28)%, 01/11/23 ........... 23,596,150 179,799,094
(0.14)%, 02/20/23 ........... 13,831,100 105,412,793
(0.21)%, 02/27/23 ........... 7,354,150 56,050,952
(0.18)%, 03/06/23 ........... 36,044,800 274,730,483
628,445,074
Total Foreign Government Obligations — 14.4%
(Cost: $609,481,617) ............................. 647,805,654
Shares
Shares
Money Market Funds — 4.1%
(g)(z)
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 4.03% ...... 92,087,634 92,087,634
SL Liquidity Series, LLC, Money Market
Series, 4.49%
(aa)
............ 89,678,454 89,669,486
Total Money Market Funds — 4.1%
(Cost: $181,745,163) ............................. 181,757,120
Par (000)
Pa r (000)
Time Deposits — 0.3%
Australia — 0.0%
Australia & New Zealand Banking
Group Ltd., 1.56%, 01/03/23 .... AUD 1,786 1,215,998
Canada — 0.0%
Royal Bank of Canada,
3.06%, 01/03/23 ............ CAD 2,488 1,837,488
Europe — 0.1%
Citibank NA, 1.10%, 01/02/23 ..... EUR 3,540 3,789,137
Japan — 0.0%
Sumitomo Mitsui Financial Group, Inc.,
(0.33)%, 01/04/23 ........... JPY 17,460 133,039
Security
Par (000)
Par (000) Value
New Zealand — 0.0%
Brown Brothers Harriman & Co.,
1.70%, 01/04/23 ............ NZD —
(s)
$ 3
United Kingdom — 0.0%
Citibank NA, 2.30%, 01/03/23 ..... GBP 131 157,970
United States — 0.2%
Royal Bank of Canada,
4.34%, 01/03/23 ............ USD 8,567 8,566,549
Total Time Deposits — 0.3%
(Cost: $15,700,184) .............................. 15,700,184
Total Short-Term Securities — 18.8%
(Cost: $806,926,964) ............................. 845,262,958
Total Options Purchased — 0.6%
(Cost: $28,184,548 ) .............................. 24,696,777
Total Investments Before Options Written, TBA Sale
Commitments and Investments Sold Short — 110.8%
(Cost: $5,139,805,099) ........................... 4,976,389,594
Total Options Written — (1.0)%
(Premiums Received — $(25,153,284)) ................ (43,266,297)
TBA Sale Commitments
Uniform Mortgage-Backed Securities
(w)
4.50% ,  01/25/53 ............ (15,500) (14,914,972)
5.00% ,  01/25/53 ............ (135,978) (133,968,437)
Total TBA Sale Commitments — (3.3)%
(Proceeds: $(149,662,368)) ........................ (148,883,409)
Shares
Shares
Investments Sold Short
Common Stocks
France — (0.0)%
Pernod Ricard SA ............. (7,401) (1,455,944)
United Kingdom — (0.0)%
Diageo plc .................. (31,620) (1,384,067)
United States — (0.1)%
JM Smucker Co. (The) .......... (11,895) (1,884,882)
Total Common Stocks — (0.1)%
(Proceeds: $(4,265,782)) .......................... (4,724,893)
Total Investments Sold Short — (0.1)%
(Proceeds: $(4,265,782) ) .......................... (4,724,893)
Total Investments Net of Options Written, TBA Sale
Commitments and Investments Sold Short — 106.4%
(Cost: $4,960,723,665) ........................... 4,779,514,995
Liabilities in Excess of Other Assets — (6.4)% ............ (285,873,177)
Net Assets — 100.0% .............................. $ 4,493,641,818
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

2022
BlackRock Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
32
Consolidated Schedule of Investments
(continued)
December 31, 2022
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Non-income producing security.
(f)
All or a portion of this security is on loan.
(g)
Affiliate of the Fund.
(h)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(i)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $127,406,046, representing 2.84% of its net assets as of period end, and an original cost of $120,308,411.
(j)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(k)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Financial Statements for details on the wholly-owned subsidiary.
(l)
Investment does not issue shares.
(m)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(n)
Issuer filed for bankruptcy and/or is in default.
(o)
Zero-coupon bond.
(p)
Perpetual security with no stated maturity date.
(q)
Convertible security.
(r)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(s)
Rounds to less than 1,000.
(t)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(u)
Fixed rate.
(v)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(w)
Represents or includes a TBA transaction.
(x)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(y)
Rates are discount rates or a range of discount rates as of period end.
(z)
Annualized 7-day yield as of period end.
(aa)
All or a portion of this security was purchased with the cash collateral from loaned securities.

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/22
Par/Shares
Held at
12/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 412,798,466 $ — $ (320,710,832)
(a)
$ — $ — $ 92,087,634 92,087,634 $ 5,604,622 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 181,656,901 — (91,968,343)
(a)
(31,030) 11,958 89,669,486 89,678,454 1,189,244
(b)
—
Bio City Development Co. BV,
8.00%, 07/06/24 ......... 1,686,320 — — — 374,500 2,060,820 21,400,000 (600,130) —
iShares 0-5 Year TIPS Bond ETF — 4,464,180 — — (76,255) 4,387,925 45,255 18,509 —
iShares China Large-Cap ETF .. 5,014,240 2,687,889 (1,715,316) (688,907) 58,492 5,356,398 189,272 124,325 —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... 2,214,057 32,418,768 (24,619,227) (719,753) (82,732) 9,211,113 125,100 280,928 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(c)
..... 1,880,061 131,659,693 (129,455,745) (4,098,478) 14,469 — — 415,374 —
iShares J.P. Morgan USD
Emerging Markets Bond ETF
(c)
— 34,040,694 (30,714,385) (3,326,309) — — — 284,914 —
iShares Latin America 40 ETF .. 2,625,338 — (706,822) 83,472 (11,130) 1,990,858 86,975 253,255 —
iShares MSCI Brazil ETF ..... 3,559,332 — (995,565) 53,160 139,544 2,756,471 98,551 346,982 —
iShares MSCI Emerging Markets
ETF .................. 798,844 — (154,353) (8,255) (154,527) 481,709 12,710 12,026 —
iShares Nasdaq Biotechnology
ETF .................. 908,242 — (154,364) 3,846 (150,377) 607,347 4,626 2,044 —
iShares Russell 2000 ETF
(c)
.... — 34,657,650 (35,999,460) 1,341,810 — — — — —
iShares S&P 500 Value ETF
(c)
.. 10,829,712 — (10,270,991) 1,635,842 (2,194,563) — — — —
Quintis Australia Pty. Ltd.,
0.00%, 10/01/28 ......... 18,591,047 — (4,449,423) (228,441) (11,894,663) 2,018,520 14,448,961 1 —
Quintis Australia Pty. Ltd.,
7.50%, 10/01/26 ......... 19,565,791 798,966 (4,627,208) 56,393 350,923 16,144,865 16,144,865 725,552 —
Quintis HoldCo Pty. Ltd. ...... 2,216,437 — (435,412) (720,176) (1,060,797) 52 7,642,509 — —
$ (6,646,826) $ (14,675,158) $ 226,773,198 $ 8,657,646 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

2022
BlackRock Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
34
Consolidated Schedule of Investments
(continued)
December 31, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bobl ............................................................... 160 03/08/23 $ 19,825 $ (613,648)
Euro-Bund .............................................................. 958 03/08/23 136,319 (8,141,902)
Euro-OAT ............................................................... 36 03/08/23 4,906 (281,121)
Australia 10 Year Bond ...................................................... 790 03/15/23 62,222 (3,171,444)
MSCI Emerging Markets E-Mini Index ............................................ 176 03/17/23 8,443 (269,408)
Russell 2000 E-Mini Index .................................................... 13 03/17/23 1,151 (41,149)
U.S. Treasury 10 Year Note ................................................... 213 03/22/23 23,886 (516,937)
U.S. Treasury Long Bond .................................................... 75 03/22/23 9,352 (38,797)
U.S. Treasury Ultra Bond .................................................... 796 03/22/23 106,291 (603,426)
U.S. Treasury 2 Year Note .................................................... 1,793 03/31/23 367,565 (530,555)
U.S. Treasury 5 Year Note .................................................... 536 03/31/23 57,796 (679,127)
3 Month SONIA Index ....................................................... 328 09/19/23 94,524 374,370
(14,513,144)
Short Contracts
SGX NIFTY 50 Index ....................................................... 198 01/25/23 7,199 (24,710)
Euro-BTP ............................................................... 150 03/08/23 17,489 1,346,465
Euro-Buxl ............................................................... 22 03/08/23 3,185 641,251
Euro-Schatz ............................................................. 249 03/08/23 28,099 302,663
Japan 10 Year Bond ........................................................ 41 03/13/23 45,442 817,521
SPI 200 Index ............................................................ 20 03/16/23 2,372 50,793
DAX Index .............................................................. 17 03/17/23 6,334 355,998
EURO STOXX 50 Index ..................................................... 895 03/17/23 36,247 1,967,603
FTSE 100 Index .......................................................... 49 03/17/23 4,412 49,856
NASDAQ 100 E-Mini Index ................................................... 437 03/17/23 96,334 7,089,072
S&P 500 E-Mini Index ...................................................... 77 03/17/23 14,865 23,976
U.S. Treasury 10 Year Ultra Note ............................................... 4,183 03/22/23 493,136 4,520,536
Long Gilt ............................................................... 54 03/29/23 6,522 412,583
17,553,607
$ 3,040,463
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
CAD 45,157,269 USD 32,891,765 HSBC Bank plc 01/20/23 $ 461,888
JPY 4,361,551,195 EUR 29,828,079 HSBC Bank plc 01/20/23 1,340,725
MXN 182,170,791 USD 9,242,088 BNP Paribas SA 01/20/23 77,251
MXN 456,195,453 USD 22,382,990 JPMorgan Chase Bank NA 01/20/23 954,670
AUD 109,628,641 USD 74,073,661 Barclays Bank plc 02/16/23 701,707
NOK 213,237,177 CHF 19,943,257 Deutsche Bank AG 02/16/23 132,472
KRW 23,774,653,697 USD 17,707,261 Citibank NA 02/17/23 1,188,192
HUF 1,135,956,527 USD 2,792,077 UBS AG 02/21/23 210,857
MXN 111,415,803 USD 5,635,172 HSBC Bank plc 02/21/23 30,786
BRL 15,189,606 USD 2,811,068 Goldman Sachs International 02/22/23 38,954
BRL 28,103,404 USD 5,147,021 Citibank NA 03/02/23 118,828
HUF 1,858,877,260 USD 4,597,399 Goldman Sachs International 03/02/23 305,280
PLN 10,514,684 USD 2,316,466 BNP Paribas SA 03/02/23 71,784
PLN 20,886,100 USD 4,646,853 Morgan Stanley & Co. International plc 03/02/23 97,105
BRL 67,956,181 USD 12,510,343 Deutsche Bank AG 03/15/23 190,939
DKK 123,843,647 USD 17,843,920 Deutsche Bank AG 03/15/23 80,403
EUR 231,390,177 USD 247,017,113 UBS AG 03/15/23 1,874,803
JPY 41,392,003,384 USD 305,760,363 HSBC Bank plc 03/15/23 12,634,998
MXN 137,394,201 USD 6,875,193 Citibank NA 03/15/23 85,199
SGD 12,288,393 USD 9,138,315 HSBC Bank plc 03/15/23 46,634
USD 14,997,677 INR 1,244,132,313 Citibank NA 03/15/23 29,429

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2022
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 6,868,479 SEK 69,745,188 Deutsche Bank AG 03/15/23 $ 157,646
ZAR 116,101,921 USD 6,671,849 HSBC Bank plc 03/15/23 120,167
20,950,717
USD 11,656,232 JPY 1,634,150,000 Bank of America NA 01/06/23 (798,772)
USD 35,769,138 JPY 5,265,450,000 Bank of America NA 01/11/23 (4,389,852)
USD 77,412,973 JPY 11,059,400,000 HSBC Bank plc 01/11/23 (6,935,817)
USD 50,410,526 JPY 7,271,300,000 UBS AG 01/11/23 (5,046,855)
IDR 76,457,138,722 USD 4,941,007 Citibank NA 01/12/23 (30,165)
USD 10,277,886 NOK 108,279,585 HSBC Bank plc 01/20/23 (782,316)
USD 41,800,931 HKD 326,915,511 HSBC Bank plc 02/16/23 (120,711)
USD 2,878,905 CNY 20,513,638 Citibank NA 02/21/23 (96,595)
USD 2,840,150 EUR 2,750,111 JPMorgan Chase Bank NA 02/21/23 (113,589)
USD 2,868,611 GBP 2,422,200 JPMorgan Chase Bank NA 02/21/23 (63,388)
USD 100,135,386 JPY 13,831,100,000 Bank of America NA 02/21/23 (5,939,873)
USD 2,883,147 TWD 89,118,074 JPMorgan Chase Bank NA 02/21/23 (31,453)
USD 30,678,864 JPY 4,202,350,000 Bank of America NA 02/27/23 (1,575,269)
USD 22,986,154 JPY 3,151,800,000 Morgan Stanley & Co. International plc 02/27/23 (1,204,734)
USD 102,881,328 JPY 13,904,000,000 JPMorgan Chase Bank NA 03/06/23 (3,933,288)
USD 164,206,745 JPY 22,140,800,000 UBS AG 03/06/23 (5,885,390)
BRL 36,754,782 USD 6,875,193 Bank of America NA 03/15/23 (5,577)
CHF 75,065,776 USD 81,918,236 Barclays Bank plc 03/15/23 (108,881)
GBP 7,931,734 EUR 9,203,414 JPMorgan Chase Bank NA 03/15/23 (293,629)
GBP 12,193,083 USD 14,853,961 Deutsche Bank AG 03/15/23 (87,250)
NZD 4,187,020 USD 2,716,811 Morgan Stanley & Co. International plc 03/15/23 (56,355)
USD 49,150,920 CNY 341,402,289 HSBC Bank plc 03/15/23 (450,892)
USD 261,181 EUR 244,055 JPMorgan Chase Bank NA 03/15/23 (1,334)
USD 6,731,982 JPY 883,673,152 Morgan Stanley & Co. International plc 03/15/23 (65,404)
(38,017,389)
$ (17,066,672)
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
GBP Currency ............... One-Touch JPMorgan Chase Bank NA 05/11/23 USD 1.00 USD 1.00 GBP 1,009 $ 37,316
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Invesco QQQ Trust 1 ......................... 752 01/06/23 USD 300.00 USD 20,024 $ 1,128
Invesco QQQ Trust 1 ......................... 1,008 01/06/23 USD 292.00 USD 26,841 2,016
S&P 500 Index ............................. 167 01/06/23 USD 4,090.00 USD 64,120 2,088
SPDR S&P 500 ETF Trust ...................... 455 01/13/23 USD 410.00 USD 17,401 8,645
CBOE Volatility Index ......................... 122 01/18/23 USD 32.00 USD 264 3,782
Abbott Laboratories .......................... 246 01/20/23 USD 105.00 USD 2,701 138,375
Abbott Laboratories .......................... 416 01/20/23 USD 115.00 USD 4,567 22,464
Adobe, Inc. ................................ 44 01/20/23 USD 480.00 USD 1,481 132
Align Technology, Inc. ......................... 63 01/20/23 USD 240.00 USD 1,329 10,868
Alphabet, Inc. .............................. 420 01/20/23 USD 125.00 USD 3,727 630
AstraZeneca plc ............................ 302 01/20/23 USD 62.50 USD 2,048 172,140
Booking Holdings, Inc. ........................ 15 01/20/23 USD 2,000.00 USD 3,023 117,150
ConocoPhillips ............................. 835 01/20/23 USD 140.00 USD 9,853 11,690
CVS Health Corp. ........................... 275 01/20/23 USD 97.50 USD 2,563 13,613
CVS Health Corp. ........................... 392 01/20/23 USD 105.00 USD 3,653 2,548

2022
BlackRock Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
36
Consolidated Schedule of Investments
(continued)
December 31, 2022
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Dexcom, Inc. .............................. 305 01/20/23 USD 100.00 USD 3,454 $ 445,300
Dynatrace, Inc. ............................. 273 01/20/23 USD 45.00 USD 1,046 4,095
Eli Lilly & Co. .............................. 86 01/20/23 USD 320.00 USD 3,146 409,360
Eli Lilly & Co. .............................. 86 01/20/23 USD 340.00 USD 3,146 241,015
Energy Select Sector SPDR Fund ................ 357 01/20/23 USD 87.00 USD 3,123 103,887
Energy Select Sector SPDR Fund ................ 493 01/20/23 USD 95.00 USD 4,312 16,762
EQT Corp. ................................ 815 01/20/23 USD 45.00 USD 2,757 6,113
Exxon Mobil Corp. ........................... 809 01/20/23 USD 120.00 USD 8,923 25,888
Freeport-McMoRan, Inc. ....................... 831 01/20/23 USD 35.00 USD 3,158 295,005
Humana, Inc. .............................. 41 01/20/23 USD 500.00 USD 2,100 85,895
Humana, Inc. .............................. 69 01/20/23 USD 550.00 USD 3,534 10,523
Intuit, Inc. ................................. 46 01/20/23 USD 450.00 USD 1,790 3,910
iShares iBoxx $ High Yield Corporate Bond ETF ....... 1,355 01/20/23 USD 75.00 USD 9,977 46,748
KLA Corp. ................................ 105 01/20/23 USD 400.00 USD 3,959 65,100
Lululemon Athletica, Inc. ....................... 60 01/20/23 USD 390.00 USD 1,922 1,530
Lululemon Athletica, Inc. ....................... 100 01/20/23 USD 360.00 USD 3,204 16,400
Marathon Oil Corp. .......................... 759 01/20/23 USD 33.00 USD 2,055 3,416
Marathon Oil Corp. .......................... 851 01/20/23 USD 32.00 USD 2,304 6,383
McKesson Corp. ............................ 82 01/20/23 USD 400.00 USD 3,076 13,120
Merck & Co., Inc. ............................ 247 01/20/23 USD 95.00 USD 2,740 401,993
Northrop Grumman Corp. ...................... 49 01/20/23 USD 560.00 USD 2,673 35,770
Northrop Grumman Corp. ...................... 68 01/20/23 USD 510.00 USD 3,710 270,980
Otis Worldwide Corp. ......................... 286 01/20/23 USD 85.00 USD 2,240 5,005
Ovintiv, Inc. ................................ 279 01/20/23 USD 60.00 USD 1,415 6,975
Pioneer Natural Resources Co. .................. 326 01/20/23 USD 260.00 USD 7,446 15,485
Rockwell Automation, Inc. ...................... 130 01/20/23 USD 280.00 USD 3,348 21,125
Salesforce, Inc. ............................. 150 01/20/23 USD 210.00 USD 1,989 225
Salesforce, Inc. ............................. 150 01/20/23 USD 200.00 USD 1,989 300
Schlumberger Ltd. ........................... 423 01/20/23 USD 57.50 USD 2,261 34,052
ServiceNow, Inc. ............................ 51 01/20/23 USD 550.00 USD 1,980 1,020
SPDR S&P 500 ETF Trust ...................... 637 01/20/23 USD 430.00 USD 24,361 2,867
SPDR S&P 500 ETF Trust ...................... 1,306 01/20/23 USD 415.00 USD 49,945 28,079
TE Connectivity Ltd. .......................... 194 01/20/23 USD 135.00 USD 2,227 15,035
Valero Energy Corp. .......................... 271 01/20/23 USD 145.00 USD 3,438 9,892
Visa, Inc. ................................. 194 01/20/23 USD 210.00 USD 4,031 79,055
Walt Disney Co. (The) ........................ 318 01/20/23 USD 120.00 USD 2,763 477
XPO, Inc. ................................. 191 01/20/23 USD 57.50 USD 1,272 18,145
Amazon.com, Inc. ........................... 403 02/17/23 USD 90.00 USD 3,385 153,140
Amazon.com, Inc. ........................... 566 02/17/23 USD 100.00 USD 4,754 78,108
CF Industries Holdings, Inc. ..................... 271 02/17/23 USD 115.00 USD 2,309 5,420
Eli Lilly & Co. .............................. 124 02/17/23 USD 380.00 USD 4,536 123,380
Freeport-McMoRan, Inc. ....................... 813 02/17/23 USD 42.00 USD 3,089 99,999
iShares China Large-Cap ETF ................... 3,702 02/17/23 USD 31.00 USD 10,477 246,183
iShares China Large-Cap ETF ................... 3,732 02/17/23 USD 30.00 USD 10,562 363,870
Schlumberger Ltd. ........................... 420 02/17/23 USD 55.00 USD 2,245 118,440
Visa, Inc. ................................. 204 02/17/23 USD 225.00 USD 4,238 56,610
Albemarle Corp. ............................ 107 03/17/23 USD 240.00 USD 2,320 120,910
Charter Communications, Inc. ................... 81 03/17/23 USD 370.00 USD 2,747 121,905
EQT Corp. ................................ 1,084 03/17/23 USD 40.00 USD 3,667 140,920
iShares China Large-Cap ETF ................... 3,535 03/17/23 USD 32.00 USD 10,004 258,055
Tesla, Inc. ................................. 401 03/17/23 USD 130.00 USD 4,940 587,465
Visa, Inc. ................................. 251 03/17/23 USD 220.00 USD 5,215 149,345
EOG Resources, Inc. ......................... 490 04/21/23 USD 158.50 USD 6,346 144,550
Rockwell Automation, Inc. ...................... 83 04/21/23 USD 290.00 USD 2,138 58,515
Shell plc .................................. 542 04/21/23 USD 62.50 USD 3,087 85,365
Shell plc .................................. 840 04/21/23 USD 60.00 USD 4,784 203,700
Tesla, Inc. ................................. 203 04/21/23 USD 175.00 USD 2,501 116,218
Intel Corp. ................................ 104 06/16/23 USD 42.50 USD 275 1,040
Intel Corp. ................................ 166 06/16/23 USD 40.00 USD 439 2,573
Lions Gate Entertainment Corp. .................. 91 06/16/23 USD 10.00 USD 49 2,275
6,492,185

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2022
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
U.S. Treasury 10 Year Note ..................... 1,149 01/06/23 USD 113.50 USD 1,149 $ 1,508,063
AbbVie, Inc. ............................... 220 01/20/23 USD 140.00 USD 3,555 3,190
ConocoPhillips ............................. 337 01/20/23 USD 70.00 USD 3,977 2,022
Energy Select Sector SPDR Fund ................ 570 01/20/23 USD 65.00 USD 4,986 2,565
Exxon Mobil Corp. ........................... 225 01/20/23 USD 75.00 USD 2,482 675
First Quantum Minerals Ltd. .................... 108 01/20/23 CAD 21.00 CAD 306 1,675
iShares iBoxx $ High Yield Corporate Bond ETF ....... 332 01/20/23 USD 71.00 USD 2,445 5,976
iShares iBoxx $ Investment Grade Corporate Bond ETF .. 119 01/20/23 USD 103.50 USD 1,255 7,021
Pioneer Natural Resources Co. .................. 100 01/20/23 USD 210.00 USD 2,284 19,750
Sabre Corp. ............................... 174 01/20/23 USD 5.00 USD 108 1,218
SPDR S&P 500 ETF Trust ...................... 90 01/20/23 USD 360.00 USD 3,442 11,970
SPDR S&P Regional Banking ETF ................ 3,546 01/20/23 USD 56.00 USD 20,829 202,122
Valero Energy Corp. .......................... 197 01/20/23 USD 90.00 USD 2,499 1,872
Xerox Holdings Corp. ......................... 135 01/20/23 USD 10.00 USD 197 1,688
U.S. Treasury 10 Year Note ..................... 29 01/27/23 USD 111.50 USD 2,900 17,672
Carnival Corp. .............................. 131 02/17/23 USD 7.00 USD 106 5,175
Caterpillar, Inc. ............................. 127 02/17/23 USD 175.00 USD 3,042 7,874
Ford Motor Co. ............................. 416 02/17/23 USD 10.00 USD 484 11,232
iShares iBoxx $ High Yield Corporate Bond ETF ....... 394 02/17/23 USD 71.00 USD 2,901 22,261
Sabre Corp. ............................... 63 02/17/23 USD 5.00 USD 39 1,166
SoFi Technologies, Inc. ........................ 79 02/17/23 USD 4.00 USD 36 1,620
Xerox Holdings Corp. ......................... 137 02/17/23 USD 12.00 USD 200 3,083
Carnival Corp. .............................. 200 03/17/23 USD 6.00 USD 161 6,100
Ford Motor Co. ............................. 230 03/17/23 USD 9.00 USD 267 4,715
Hudson Pacific Properties, Inc. .................. 91 03/17/23 USD 7.50 USD 89 1,593
Office Properties Income Trust ................... 95 03/17/23 USD 12.50 USD 127 6,650
Vertiv Holdings Co. .......................... 80 03/17/23 USD 10.00 USD 109 2,800
Brandywine Realty Trust ....................... 91 04/21/23 USD 5.00 USD 56 1,820
Invesco Senior Loan ETF ...................... 400 04/21/23 USD 19.00 USD 821 13,000
Owl Rock Capital Corp. ....................... 262 04/21/23 USD 10.00 USD 303 7,860
1,884,428
$ 8,376,613
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
S&P 500 Index .......... Goldman Sachs International 2,166 01/20/23 USD 3,949.00 USD 8,316 $ 19,917
EUR Currency ........... Morgan Stanley & Co. International plc — 02/07/23 USD 1.06 EUR 19,646 389,025
408,942
Put
USD Currency ........... Citibank NA — 01/05/23 JPY 141.00 USD 16,915 1,269,552
Financial Select Sector SPDR
Fund ............... Goldman Sachs International 435,300 01/20/23 USD 35.00 USD 14,887 465,906
EUR Currency ........... Morgan Stanley & Co. International plc — 02/07/23 USD 0.97 EUR 19,646 1,532
USD Currency ........... Deutsche Bank AG — 03/07/23 MXN 19.50 USD 9,344 122,849
1,859,839
$ 2,268,781

2022
BlackRock Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
38
Consolidated Schedule of Investments
(continued)
December 31, 2022
OTC Dual Binary Options Purchased
Description
(a )(b )
Counterparty Units
Expiration
Date
Notional
Amount (000) Value
Put
Dual Binary Option payout at expiry if USDJPY>137.06
and AUDUSD > 0.697 ...................... Bank of America NA 1,534,000 03/07/23 USD 210,250 $ 57,032
Dual Binary Option payout at expiry if S&P 500 <=
3,687.14 and 10 year swap <= 3.357 ............ Citibank NA 968,654 03/17/23 USD 3,571,563 103,853
Dual Binary Option payout at expiry if S&P 500 <=
3,687.14 and 10 year swap <= 3.342 ............ Citibank NA 968,654 04/21/23 USD 3,571,563 113,466
Dual Binary Option payout at expiry if S&P 500 <=
3,687.14 and 10 year swap <= 3.330 ............ Citibank NA 968,654 05/19/23 USD 3,571,563 121,616
$ 395,967
(a)
Option only pays if both terms are met on the expiration date.
(b)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Call
Bought Protection on 5-Year
Credit Default Swap ......
Markit CDX North
American High Yield
Index Series 39.V1 5.00 % Quarterly Deutsche Bank AG 01/18/23 USD 102.50 USD 2,665 $ 3,301
Put
Bought Protection on 5-Year
Credit Default Swap ...... 5.00%
Markit CDX North
American High Yield
Index Series 39.V1 Quarterly Barclays Bank plc 02/15/23 USD 95.00 USD 2,475 9,114
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 39.V1 Quarterly
Goldman Sachs
International 01/18/23 USD 95.00 USD 2,620 2,394
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 39.V1 Quarterly Deutsche Bank AG 02/15/23 USD 96.00 USD 2,340 10,915
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 39.V1 Quarterly
Goldman Sachs
International 01/18/23 USD 96.00 USD 2,275 2,679
25,102
$ 28,403
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.97% Semi-Annual
JPMorgan Chase
Bank NA 02/15/23 2.97 % USD 22,844 $ 37,522
1-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.80% Semi-Annual
Morgan Stanley & Co.
International plc 03/16/23 0.80 USD 391,953 53
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.05% Semi-Annual Citibank NA 10/24/23 3.05 USD 27,251 617,823
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.90% Semi-Annual
JPMorgan Chase
Bank NA 10/30/23 2.90 USD 27,251 513,118

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2022
OTC Interest Rate Swaptions Purchased (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.82% Semi-Annual
Goldman Sachs
International 11/07/23 2.82 % USD 11,279 $ 194,711
30-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.85% Semi-Annual Citibank NA 11/14/23 2.85 USD 8,723 431,916
1,795,143
Put
1-Year Interest Rate Swap
(a)
. 3.75% At Termination 1 day SOFR At Termination
Goldman Sachs
International 02/09/23 3.75 USD 224,283 2,648,825
1-Year Interest Rate Swap
(a)
. 2.47% At Termination 1 day SONIA At Termination
Goldman Sachs
International 04/03/23 2.47 GBP 150,217 3,815,754
1-Year Interest Rate Swap
(a)
. 1.00% Annual
6 month
EURIBOR Semi-Annual
Goldman Sachs
International 05/02/23 1.00 EUR 166,336 4,580,386
10-Year Interest Rate Swap
(a)
4.55% Semi-Annual 1 day SOFR Annual Citibank NA 10/24/23 4.55 USD 27,251 297,461
10-Year Interest Rate Swap
(a)
4.40% Semi-Annual 1 day SOFR Annual
JPMorgan Chase
Bank NA 10/30/23 4.40 USD 27,251 356,771
10-Year Interest Rate Swap
(a)
4.82% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 11/07/23 4.82 USD 11,279 95,357
11,794,554
$ 13,589,697
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Invesco QQQ Trust 1 .......................... 752 01/06/23 USD 320.00 USD 20,024 $ (752)
Invesco QQQ Trust 1 .......................... 1,008 01/06/23 USD 312.00 USD 26,841 (1,008)
CBOE Volatility Index .......................... 122 01/18/23 USD 40.00 USD 264 (2,074)
AbbVie, Inc. ................................ 220 01/20/23 USD 165.00 USD 3,555 (34,430)
Air Products and Chemicals, Inc. .................. 163 01/20/23 USD 310.00 USD 5,025 (101,875)
Albemarle Corp. ............................. 71 01/20/23 USD 370.00 USD 1,540 (2,130)
Amazon.com, Inc. ............................ 399 01/20/23 USD 110.00 USD 3,352 (2,195)
Apple, Inc. ................................. 316 01/20/23 USD 160.00 USD 4,106 (1,106)
Archer-Daniels-Midland Co. ...................... 342 01/20/23 USD 110.00 USD 3,175 (1,710)
CF Industries Holdings, Inc. ...................... 275 01/20/23 USD 125.00 USD 2,343 (2,750)
Eli Lilly & Co. ............................... 86 01/20/23 USD 430.00 USD 3,146 (6,450)
Energy Select Sector SPDR Fund ................. 357 01/20/23 USD 97.00 USD 3,123 (6,069)
Exxon Mobil Corp. ............................ 450 01/20/23 USD 95.00 USD 4,964 (706,500)
Exxon Mobil Corp. ............................ 809 01/20/23 USD 130.00 USD 8,923 (2,023)
Freeport-McMoRan, Inc. ........................ 1,247 01/20/23 USD 45.00 USD 4,739 (12,470)
Humana, Inc. ............................... 41 01/20/23 USD 640.00 USD 2,100 (410)
Intuitive Surgical, Inc. .......................... 75 01/20/23 USD 290.00 USD 1,990 (10,313)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 2,711 01/20/23 USD 78.00 USD 19,961 (8,133)
Lululemon Athletica, Inc. ........................ 60 01/20/23 USD 420.00 USD 1,922 (270)
Merck & Co., Inc. ............................. 401 01/20/23 USD 100.00 USD 4,449 (456,138)
Microsoft Corp. .............................. 192 01/20/23 USD 265.00 USD 4,605 (10,176)
Northrop Grumman Corp. ....................... 68 01/20/23 USD 550.00 USD 3,710 (79,560)
Pioneer Natural Resources Co. ................... 326 01/20/23 USD 275.00 USD 7,446 (48,900)
Schlumberger Ltd. ............................ 263 01/20/23 USD 60.00 USD 1,406 (9,731)
SPDR S&P 500 ETF Trust ....................... 653 01/20/23 USD 435.00 USD 24,973 (2,286)
TJX Cos., Inc. (The) ........................... 329 01/20/23 USD 80.00 USD 2,619 (61,359)
United Parcel Service, Inc. ...................... 204 01/20/23 USD 195.00 USD 3,546 (2,652)
UnitedHealth Group, Inc. ........................ 87 01/20/23 USD 580.00 USD 4,613 (6,047)
Valero Energy Corp. ........................... 271 01/20/23 USD 155.00 USD 3,438 (2,981)
Valero Energy Corp. ........................... 394 01/20/23 USD 120.00 USD 4,998 (361,495)
Walt Disney Co. (The) ......................... 304 01/20/23 USD 105.00 USD 2,641 (2,280)
CF Industries Holdings, Inc. ...................... 271 02/17/23 USD 130.00 USD 2,309 (5,420)

2022
BlackRock Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
40
Consolidated Schedule of Investments
(continued)
December 31, 2022
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Freeport-McMoRan, Inc. ........................ 813 02/17/23 USD 48.00 USD 3,089 $ (24,390)
Humana, Inc. ............................... 82 02/17/23 USD 580.00 USD 4,200 (22,140)
iShares China Large-Cap ETF .................... 3,702 02/17/23 USD 35.00 USD 10,477 (51,828)
iShares China Large-Cap ETF .................... 3,732 02/17/23 USD 34.00 USD 10,562 (78,372)
S&P 500 Index .............................. 167 02/17/23 USD 4,350.00 USD 64,120 (57,615)
Schlumberger Ltd. ............................ 420 02/17/23 USD 60.00 USD 2,245 (51,240)
Visa, Inc. .................................. 204 02/17/23 USD 240.00 USD 4,238 (14,076)
EQT Corp. ................................. 542 03/17/23 USD 46.00 USD 1,834 (24,390)
EQT Corp. ................................. 1,083 03/17/23 USD 45.00 USD 3,664 (59,565)
iShares China Large-Cap ETF .................... 3,535 03/17/23 USD 37.00 USD 10,004 (53,025)
Tesla, Inc. .................................. 401 03/17/23 USD 170.00 USD 4,940 (168,420)
Visa, Inc. .................................. 251 03/17/23 USD 245.00 USD 5,215 (24,724)
EOG Resources, Inc. .......................... 490 04/21/23 USD 178.50 USD 6,346 (49,000)
Shell plc ................................... 1,101 04/21/23 USD 70.00 USD 6,270 (44,040)
Tesla, Inc. .................................. 203 04/21/23 USD 208.33 USD 2,501 (53,085)
SPDR S&P 500 ETF Trust ....................... 144 12/15/23 USD 420.00 USD 5,507 (314,856)
(3,042,459)
Put
Invesco QQQ Trust 1 .......................... 376 01/06/23 USD 270.00 USD 10,012 (200,972)
U.S. Treasury 10 Year Note ...................... 1,724 01/06/23 USD 112.00 USD 1,724 (592,625)
Abbott Laboratories ........................... 246 01/20/23 USD 90.00 USD 2,701 (1,968)
Abbott Laboratories ........................... 416 01/20/23 USD 95.00 USD 4,567 (6,448)
Align Technology, Inc. .......................... 63 01/20/23 USD 180.00 USD 1,329 (10,395)
Alphabet, Inc. ............................... 420 01/20/23 USD 100.00 USD 3,727 (474,600)
Alphabet, Inc. ............................... 560 01/20/23 USD 80.00 USD 4,969 (30,240)
Booking Holdings, Inc. ......................... 15 01/20/23 USD 1,700.00 USD 3,023 (8,475)
Comcast Corp. .............................. 831 01/20/23 USD 30.00 USD 2,906 (8,310)
ConocoPhillips .............................. 209 01/20/23 USD 115.00 USD 2,466 (56,848)
CVS Health Corp. ............................ 392 01/20/23 USD 95.00 USD 3,653 (128,380)
Dynatrace, Inc. .............................. 273 01/20/23 USD 35.00 USD 1,046 (13,650)
Eli Lilly & Co. ............................... 86 01/20/23 USD 260.00 USD 3,146 (301)
Energy Select Sector SPDR Fund ................. 493 01/20/23 USD 80.00 USD 4,312 (24,650)
EQT Corp. ................................. 543 01/20/23 USD 34.00 USD 1,837 (95,025)
Exxon Mobil Corp. ............................ 204 01/20/23 USD 100.00 USD 2,250 (9,486)
First Quantum Minerals Ltd. ..................... 108 01/20/23 CAD 16.00 CAD 306 (1,356)
Intuit, Inc. .................................. 46 01/20/23 USD 370.00 USD 1,790 (35,420)
Invesco QQQ Trust 1 .......................... 1,043 01/20/23 USD 265.00 USD 27,773 (606,505)
iShares iBoxx $ Investment Grade Corporate Bond ETF ... 119 01/20/23 USD 101.00 USD 1,255 (2,083)
KLA Corp. ................................. 105 01/20/23 USD 330.00 USD 3,959 (22,575)
Lululemon Athletica, Inc. ........................ 60 01/20/23 USD 310.00 USD 1,922 (47,700)
Marathon Oil Corp. ........................... 1,393 01/20/23 USD 25.00 USD 3,771 (55,024)
McKesson Corp. ............................. 80 01/20/23 USD 360.00 USD 3,001 (28,200)
Micron Technology, Inc. ........................ 776 01/20/23 USD 47.50 USD 3,878 (81,092)
Northrop Grumman Corp. ....................... 49 01/20/23 USD 480.00 USD 2,673 (13,108)
Otis Worldwide Corp. .......................... 286 01/20/23 USD 65.00 USD 2,240 (2,860)
Ovintiv, Inc. ................................. 279 01/20/23 USD 45.00 USD 1,415 (19,530)
Pioneer Natural Resources Co. ................... 82 01/20/23 USD 215.00 USD 1,873 (22,755)
Rockwell Automation, Inc. ....................... 130 01/20/23 USD 240.00 USD 3,348 (21,775)
Schlumberger Ltd. ............................ 423 01/20/23 USD 47.50 USD 2,261 (19,458)
ServiceNow, Inc. ............................. 51 01/20/23 USD 450.00 USD 1,980 (316,455)
SPDR S&P 500 ETF Trust ....................... 90 01/20/23 USD 340.00 USD 3,442 (2,925)
SPDR S&P Regional Banking ETF ................. 3,546 01/20/23 USD 52.00 USD 20,829 (37,233)
TE Connectivity Ltd. ........................... 194 01/20/23 USD 110.00 USD 2,227 (28,130)
Valero Energy Corp. ........................... 136 01/20/23 USD 115.00 USD 1,725 (15,028)
Visa, Inc. .................................. 194 01/20/23 USD 180.00 USD 4,031 (5,238)
Walt Disney Co. (The) ......................... 212 01/20/23 USD 80.00 USD 1,842 (17,702)
Walt Disney Co. (The) ......................... 304 01/20/23 USD 85.00 USD 2,641 (64,752)
XPO, Inc. .................................. 191 01/20/23 USD 45.00 USD 1,272 (179,540)
Amazon.com, Inc. ............................ 403 02/17/23 USD 70.00 USD 3,385 (63,070)
Amazon.com, Inc. ............................ 566 02/17/23 USD 75.00 USD 4,754 (148,575)
CF Industries Holdings, Inc. ...................... 271 02/17/23 USD 90.00 USD 2,309 (228,995)
Eli Lilly & Co. ............................... 124 02/17/23 USD 310.00 USD 4,536 (26,598)
Freeport-McMoRan, Inc. ........................ 813 02/17/23 USD 32.00 USD 3,089 (56,504)

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2022
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Schlumberger Ltd. ............................ 271 02/17/23 USD 42.50 USD 1,449 $ (13,279)
Visa, Inc. .................................. 118 02/17/23 USD 185.00 USD 2,452 (27,553)
Walt Disney Co. (The) ......................... 212 02/17/23 USD 80.00 USD 1,842 (54,802)
Albemarle Corp. ............................. 107 03/17/23 USD 180.00 USD 2,320 (66,875)
Charter Communications, Inc. .................... 81 03/17/23 USD 290.00 USD 2,747 (74,925)
EQT Corp. ................................. 542 03/17/23 USD 30.00 USD 1,834 (96,205)
iShares Semiconductor ETF ..................... 69 03/17/23 USD 290.00 USD 2,401 (36,915)
Tesla, Inc. .................................. 401 03/17/23 USD 80.00 USD 4,940 (128,320)
Visa, Inc. .................................. 251 03/17/23 USD 185.00 USD 5,215 (87,223)
EOG Resources, Inc. .......................... 490 04/21/23 USD 113.50 USD 6,346 (257,250)
Rockwell Automation, Inc. ....................... 83 04/21/23 USD 220.00 USD 2,138 (48,970)
Shell plc ................................... 542 04/21/23 USD 52.50 USD 3,087 (105,690)
Shell plc ................................... 840 04/21/23 USD 50.00 USD 4,784 (111,300)
Tesla, Inc. .................................. 203 04/21/23 USD 108.33 USD 2,501 (257,810)
(5,199,676)
$ (8,242,135)
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
S&P 500 Index ............. Goldman Sachs International 2,166 01/20/23 USD 4,141.00 USD 8,316 $ (1,346)
EUR Currency .............. Morgan Stanley & Co. International plc — 02/07/23 USD 1.09 EUR 19,646 (104,924)
USD Currency .............. Citibank NA — 02/16/23 CNH 7.13 USD 2,879 (6,913)
USD Currency .............. JPMorgan Chase Bank NA — 02/16/23 TWD 31.13 USD 2,883 (10,923)
USD Currency .............. Deutsche Bank AG — 03/07/23 MXN 21.00 USD 9,344 (42,155)
(166,261)
Put
Financial Select Sector SPDR Fund Goldman Sachs International 435,300 01/20/23 USD 31.00 USD 14,887 (30,367)
USD Currency .............. Goldman Sachs International — 02/16/23 BRL 5.36 USD 2,811 (84,313)
USD Currency .............. HSBC Bank plc — 02/16/23 MXN 19.46 USD 5,635 (59,537)
USD Currency .............. UBS AG — 02/16/23 HUF 393.57 USD 2,792 (151,606)
EUR Currency .............. JPMorgan Chase Bank NA — 02/17/23 USD 1.03 EUR 2,750 (7,206)
GBP Currency .............. JPMorgan Chase Bank NA — 02/17/23 USD 1.19 GBP 2,422 (26,288)
USD Currency .............. Deutsche Bank AG — 03/07/23 MXN 18.75 USD 9,344 (23,119)
(382,436)
$ (548,697)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
2-Year Interest Rate Swap
(a)
. 1.40% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 02/15/23 1.40 % USD 153,627 $ (29)
10-Year Interest Rate Swap
(a)
2.67% Semi-Annual 1 day SOFR Annual
JPMorgan Chase
Bank NA 02/15/23 2.67 USD 22,844 (9,919)
1-Year Interest Rate Swap
(a)
. 0.40% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 03/16/23 0.40 USD 391,953 (28)
1-Year Interest Rate Swap
(a)
. 0.60% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 03/16/23 0.60 USD 391,953 (38)
5-Year Interest Rate Swap
(a)
. 2.80% Semi-Annual 1 day SOFR Annual
JPMorgan Chase
Bank NA 05/30/23 2.80 USD 46,027 (182,100)
2-Year Interest Rate Swap
(a)
. 3.30% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 05/30/23 3.30 USD 113,614 (208,823)

2022
BlackRock Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
42
Consolidated Schedule of Investments
(continued)
December 31, 2022
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
5-Year Interest Rate Swap
(a)
. 2.50% Semi-Annual 1 day SOFR Annual
JPMorgan Chase
Bank NA 06/08/23 2.50 % USD 23,009 $ (59,108)
5-Year Interest Rate Swap
(a)
. 2.50% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 06/14/23 2.50 USD 54,665 (149,048)
2-Year Interest Rate Swap
(a)
. 3.09% Semi-Annual 1 day SOFR Annual Citibank NA 10/24/23 3.09 USD 109,004 (508,631)
2-Year Interest Rate Swap
(a)
. 2.95% Semi-Annual 1 day SOFR Annual
JPMorgan Chase
Bank NA 10/30/23 2.95 USD 109,004 (453,616)
2-Year Interest Rate Swap
(a)
. 3.26% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 11/07/23 3.26 USD 45,117 (269,480)
2-Year Interest Rate Swap
(a)
. 2.75% Semi-Annual 1 day SOFR Annual Citibank NA 11/14/23 2.75 USD 87,233 (317,978)
10-Year Interest Rate Swap
(a)
2.40% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 12/14/23 2.40 USD 15,077 (161,553)
(2,320,351)
Put
1-Year Interest Rate Swap
(a)
. 1 day SOFR At Termination 4.40% At Termination
Goldman Sachs
International 02/09/23 4.40 USD 448,566 (2,579,662)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 2.60% Semi-Annual
Morgan Stanley & Co.
International plc 02/15/23 2.60 USD 119,522 (4,062,515)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 2.70% Semi-Annual
Morgan Stanley & Co.
International plc 02/15/23 2.70 USD 119,522 (3,838,122)
3-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 3.36% Annual
JPMorgan Chase
Bank NA 02/15/23 3.36 EUR 68,765 (330,795)
1-Year Interest Rate Swap
(a)
. 1 day SOFR At Termination 4.50% At Termination
Morgan Stanley & Co.
International plc 03/07/23 4.50 USD 221,727 (1,125,494)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 4.03% Semi-Annual
Goldman Sachs
International 03/08/23 4.03 USD 224,184 (1,860,310)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.27% Semi-Annual
Goldman Sachs
International 03/23/23 3.27 USD 44,474 (1,495,096)
1-Year Interest Rate Swap
(a)
. 1 day SONIA At Termination 3.22% At Termination
Goldman Sachs
International 04/03/23 3.22 GBP 300,434 (5,056,471)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.40% Semi-Annual
Morgan Stanley & Co.
International plc 04/06/23 3.40 USD 29,597 (836,587)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.45% Semi-Annual
Morgan Stanley & Co.
International plc 04/18/23 3.45 USD 29,134 (788,753)
1-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 1.75% Annual
Goldman Sachs
International 05/02/23 1.75 EUR 332,672 (6,593,108)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.75% Semi-Annual Citibank NA 05/05/23 3.75 USD 28,491 (497,885)
5-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 4.30% Semi-Annual
JPMorgan Chase
Bank NA 05/30/23 4.30 USD 46,027 (264,667)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 4.80% Semi-Annual
Morgan Stanley & Co.
International plc 05/30/23 4.80 USD 113,614 (297,381)
5-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 4.00% Semi-Annual
JPMorgan Chase
Bank NA 06/08/23 4.00 USD 46,019 (437,562)
5-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 3.90% Semi-Annual
Goldman Sachs
International 06/14/23 3.90 USD 54,665 (614,743)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 5.09% Semi-Annual Citibank NA 10/24/23 5.09 USD 109,004 (261,725)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 4.95% Semi-Annual
JPMorgan Chase
Bank NA 10/30/23 4.95 USD 109,004 (311,373)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 5.26% Semi-Annual
Goldman Sachs
International 11/07/23 5.26 USD 45,117 (91,074)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 4.75% Semi-Annual Citibank NA 11/14/23 4.75 USD 87,233 (318,424)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.60% Semi-Annual
Morgan Stanley & Co.
International plc 12/14/23 3.60 USD 15,077 (493,367)
(32,155,114)
$ (34,475,465)
(a)
Forward settling swaption.

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2022
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Avis Budget Car Rental LLC ............ 5.00 % Quarterly 12/20/26 USD 3,496 $ (134,552) $ (400,519) $ 265,967
iTraxx Europe Crossover Index Series 36.V1 . 5.00 Quarterly 12/20/26 EUR 11,075 (349,502) (696,383) 346,881
Markit CDX North American High Yield Index
Series 37.V2 ..................... 5.00 Quarterly 12/20/26 USD 12,207 (373,103) (736,230) 363,127
Markit CDX North American Investment Grade
Index Series 39.V1 ................ 1.00 Quarterly 12/20/27 USD 12,843 (106,282) (18,280) (88,002)
$ (963,439) $ (1,851,412) $ 887,973
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Crossover
Index Series 38.V1 .. 5.00 % Quarterly 12/20/27 BB- EUR 16,667 $ 205,341 $ (570,617) $ 775,958
Markit CDX North American
High Yield Index Series
39.V1 ........... 5.00 Quarterly 12/20/27 B+ USD 2,707 19,899 (110,467) 130,366
$ 225,240 $ (681,084) $ 906,324
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
28 day MXIBTIIE Monthly 4.42% Monthly N/A 02/28/23 MXN 277,141 $ (205,741) $ — $ (205,741)
28 day MXIBTIIE Monthly 4.50% Monthly N/A 03/03/23 MXN 277,054 (203,355) — (203,355)
28 day MXIBTIIE Monthly 4.68% Monthly N/A 02/27/24 MXN 196,638 (712,183) — (712,183)
28 day MXIBTIIE Monthly 4.86% Monthly N/A 03/01/24 MXN 196,638 (690,152) — (690,152)
1 day SOFR Annual 2.65% Annual N/A 05/02/24 USD 348,580 (9,094,259) 60,023 (9,154,282)
0.53% Semi-Annual 3 month LIBOR Quarterly N/A 06/06/24 USD 48,057 3,086,972 — 3,086,972
1 day SONIA At Termination 4.26% At Termination 09/06/23
(a)
09/06/24 GBP 61,780 (267,476) — (267,476)
2.00% Annual 1 day SOFR Annual 02/17/23
(a)
02/17/25 USD 43,216 1,948,370 — 1,948,370
2.72% Annual 1 day SOFR Annual N/A 05/02/25 USD 405,600 13,383,326 (91,585) 13,474,911
1 day SOFR Annual 3.75% Annual N/A 12/15/25 USD 29,603 (287,672) — (287,672)
1 day SOFR Annual 3.81% Annual N/A 12/19/25 USD 31,547 (253,872) — (253,872)
28 day MXIBTIIE Monthly 6.48% Monthly N/A 08/12/26 MXN 164,793 (668,705) — (668,705)
28 day MXIBTIIE Monthly 6.43% Monthly N/A 08/13/26 MXN 227,511 (940,371) — (940,371)
28 day MXIBTIIE Monthly 6.47% Monthly N/A 08/13/26 MXN 226,282 (921,696) — (921,696)
28 day MXIBTIIE Monthly 6.42% Monthly N/A 08/14/26 MXN 184,468 (765,347) — (765,347)
28 day MXIBTIIE Monthly 6.44% Monthly N/A 08/14/26 MXN 111,918 (459,859) — (459,859)
28 day MXIBTIIE Monthly 6.42% Monthly N/A 08/17/26 MXN 166,177 (685,024) — (685,024)
1 day SOFR Annual 2.67% Annual N/A 05/02/27 USD 46,232 (2,024,726) (30,336) (1,994,390)
1 day SOFR Annual 2.91% Annual N/A 10/06/27 USD 59,204 (2,313,008) — (2,313,008)
1.08% Semi-Annual 3 month LIBOR Quarterly N/A 08/17/30 USD 5,328 991,390 673,468 317,922
0.02% Annual
6 month
EURIBOR Semi-Annual N/A 08/26/31 EUR 29,481 7,567,815 — 7,567,815
1 day SOFR Annual 2.65% Annual N/A 05/02/32 USD 188,456 (13,259,169) 161,575 (13,420,744)
2.58% Annual 1 day SOFR Annual N/A 05/24/32 USD 34,955 2,720,387 (32,885) 2,753,272
2.60% Annual 1 day SOFR Annual N/A 05/26/32 USD 6,042 460,761 — 460,761
1 day SOFR Annual 3.47% Annual N/A 10/04/32 USD 25,548 (204,633) — (204,633)

2022
BlackRock Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
44
Consolidated Schedule of Investments
(continued)
December 31, 2022
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day SOFR Annual 3.42% Annual N/A 10/05/32 USD 12,216 $ (151,284) $ — $ (151,284)
1 day SOFR Annual 3.05% Annual N/A 10/28/32 USD 27,956 (1,214,590) — (1,214,590)
1 day SOFR Annual 2.88% Annual N/A 11/02/32 USD 28,398 (1,638,834) — (1,638,834)
1 day SOFR Annual 2.92% Annual N/A 11/04/32 USD 28,572 (1,553,014) — (1,553,014)
1 day SOFR Annual 2.90% Annual N/A 11/15/32 USD 45,637 (2,549,065) — (2,549,065)
1 day SOFR Annual 3.20% Annual N/A 11/28/32 USD 26,841 (821,199) — (821,199)
2.61% Annual 1 day SOFR Annual N/A 05/02/42 USD 4,522 532,849 10,660 522,189
2.43% Annual 1 day SOFR Annual N/A 05/02/52 USD 129,868 19,047,500 (283,722) 19,331,222
$ 7,854,136 $ 467,198 $ 7,386,938
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.69% At Termination 08/15/32 EUR 3,450 $ (31,762) $ — $ (31,762)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Bombardier, Inc. .......... 5.00 % Quarterly Barclays Bank plc 06/20/23 USD 2,962 $ (45,197) $ 77,852 $ (123,049)
Pitney Bowes, Inc. ......... 1.00 Quarterly Barclays Bank plc 06/20/24 USD 95 6,941 9,365 (2,424)
Pitney Bowes, Inc. ......... 1.00 Quarterly Goldman Sachs International 06/20/24 USD 95 6,941 9,373 (2,432)
Staples, Inc. ............. 5.00 Quarterly Barclays Bank plc 06/20/24 USD 185 11,462 15,978 (4,516)
Pitney Bowes, Inc. ......... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 190 25,427 49,124 (23,697)
Ford Motor Co. ........... 5.00 Quarterly Citibank NA 06/20/27 USD 220 (12,193) (9,598) (2,595)
General Electric Co. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 237 (498) 4,462 (4,960)
General Electric Co. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 237 (498) 4,462 (4,960)
General Electric Co. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 316 (666) 5,583 (6,249)
BorgWarner, Inc. .......... 1.00 Quarterly BNP Paribas SA 12/20/27 USD 390 (2,243) 5,379 (7,622)
Ford Motor Co. ........... 5.00 Quarterly Morgan Stanley & Co. International plc 12/20/27 USD 500 (27,409) (12,930) (14,479)
$ – $ – $ –
$ (37,933) $ 159,050 $ (196,983)
$ – $ – $ –
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day
BZDIOVER At Termination 9.39% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 82,238 $ (1,353,941) $ — $ (1,353,941)
1 day
BZDIOVER At Termination 9.42% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 89,716 (1,459,795) — (1,459,795)

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2022
OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day
BZDIOVER At Termination 9.54% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 89,385 $ (1,386,514) $ — $ (1,386,514)
1 day
BZDIOVER At Termination 8.65% At Termination
Goldman Sachs
International 01/04/27 BRL 3,043 (100,234) — (100,234)
$ (4,300,484) $ — $ (4,300,484)
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iShares iBoxx High Yield
Corporate Bond ETF Quarterly
1 day SOFR minus
3.00% Quarterly
Goldman Sachs
International 03/08/23 USD 4 $ 4,146 $ — $ 4,146
1 day SOFR minus
0.20% ......... Quarterly
SPDR Bloomberg
High Yield Bond
ETF Quarterly Barclays Bank plc 03/17/23 USD 23 (20,720) — (20,720)
1 day SOFR minus
0.20% ......... At Termination
SPDR Bloomberg
High Yield Bond
ETF
At
Termination BNP Paribas SA 03/17/23 USD 104 (191,626) — (191,626)
1 day SOFR minus
0.20% ......... At Termination
SPDR Bloomberg
High Yield Bond
ETF
At
Termination
Goldman Sachs
International 03/17/23 USD 9 (16,450) — (16,450)
1 day SOFR minus
0.40% ......... At Termination
iShares iBoxx High
Yield Corporate
Bond ETF
At
Termination BNP Paribas SA 03/17/23 USD 114 (121,661) — (121,661)
1 day SOFR minus
0.40% ......... At Termination
iShares iBoxx High
Yield Corporate
Bond ETF
At
Termination
Goldman Sachs
International 03/17/23 USD 189 (276,206) — (276,206)
1 day SOFR minus
0.40% ......... At Termination
iShares iBoxx High
Yield Corporate
Bond ETF
At
Termination
JPMorgan Chase Bank
NA 03/17/23 USD 81 (112,321) — (112,321)
1 day SOFR minus
0.40% ......... At Termination
iShares iBoxx High
Yield Corporate
Bond ETF
At
Termination
Merrill Lynch International
& Co. 03/17/23 USD 125 (169,744) — (169,744)
1 day SOFR plus 0.15% At Termination
SPDR Bloomberg
High Yield Bond
ETF
At
Termination
Goldman Sachs
International 03/17/23 USD 37 (50,241) — (50,241)
Pitney Bowes, Inc. ... Quarterly
1 day SOFR minus
0.25% Quarterly Citibank NA 06/13/23 USD 7 (198) — (198)
$ (955,021) $ — $ (955,021)
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly Citibank NA
(b)
01/25/21-05/31/23 $ (21,639,430) $ (129,427)
(c)
$ (21,799,833) 0.5%
Monthly
JPMorgan Chase
Bank NA
(d)
02/08/23 (23,796,804) 584,729
(e)
(23,291,698) 0.5
$ 455,302 $ (45,091,53 1 )

2022
BlackRock Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
46
Consolidated Schedule of Investments
(continued)
December 31, 2022
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(b) (d)
Range: 15-100 basis points 0-260 basis points
Benchmarks: USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(c)
Amount includes $30,976 of net dividends and financing fees.
(e)
Amount includes $79,623 of net dividends and financing fees.
The following table represents the individual short positions and related values of equity securities underlying the total return swap with Citibank NA, as of period end, termination dates January 25, 2021 – May 31, 2023:
Shares Value
% of Basket
Value
Reference Entity — Short
Common Stocks
Brazil
Cia de Saneamento Basico do
Estado de Sao Paulo ..... (16,892) $ (181,952) 0.8%
China
Bilibili, Inc., Class Z ........ (24,640) (584,067) 2.7
China Overseas Land &
Investment Ltd. ........ (210,000) (549,543) 2.5
China Vanke Co. Ltd., Class H (279,193) (561,665) 2.6
Kuaishou Technology ....... (26,300) (236,418) 1.1
Longfor Group Holdings Ltd. .. (97,000) (298,485) 1.3
Zhuzhou CRRC Times Electric
Co. Ltd. .............. (13,900) (68,654) 0.3
(2,298,832)
Denmark
Vestas Wind Systems A/S ... (14,659) (427,613) 2.0
Germany
Covestro AG ............ (19,488) (759,176) 3.5
Siemens Healthineers AG .... (15,433) (769,823) 3.5
(1,528,999)
Italy
Nexi SpA ............... (25,559) (201,761) 0.9
Telecom Italia SpA ........ (164,401) (38,101) 0.2
(239,862)
Japan
ENEOS Holdings, Inc. ...... (112,100) (381,747) 1.8
Lasertec Corp. ........... (3,000) (489,812) 2.2
MatsukiyoCocokara & Co. ... (3,700) (185,976) 0.9
Money Forward, Inc. ....... (13,500) (416,976) 1.9
Open House Group Co. Ltd. .. (6,000) (218,459) 1.0
Z Holdings Corp. .......... (99,500) (248,503) 1.1
(1,941,473)
Norway
Aker BP ASA ............ (17,309) (538,014) 2.5
South Korea
HYBE Co. Ltd. ........... (1,930) (266,997) 1.2
Kakao Corp. ............. (19,216) (818,524) 3.8
NCSoft Corp. ............ (1,264) (451,531) 2.1
(1,537,052)
Spain
Ferrovial SA ............. (10,037) (262,796) 1.2
Shares Value
% of Basket
Value
Sweden
Electrolux AB, Class B ...... (29,827) $ (402,990) 1.9%
Fastighets AB Balder, Class B . (193,474) (902,998) 4.1
Saab AB, Class B ......... (10,777) (424,695) 1.9
(1,730,683)
Switzerland
Adecco Group AG (Registered) (10,166) (334,409) 1.5
United Kingdom
Just Eat Takeaway.com NV ... (25,319) (538,903) 2.5
United States
Allstate Corp. (The) ........ (2,103) (285,167) 1.3
Block, Inc. .............. (9,663) (607,223) 2.8
Caesars Entertainment, Inc. .. (5,386) (224,058) 1.0
CoStar Group, Inc. ........ (4,196) (324,267) 1.5
Ford Motor Co. ........... (56,885) (661,572) 3.0
Illumina, Inc. ............ (3,082) (623,180) 2.9
Lamb Weston Holdings, Inc. .. (6,613) (590,938) 2.7
Las Vegas Sands Corp. ..... (10,290) (494,640) 2.3
Norwegian Cruise Line Holdings
Ltd. ................ (16,053) (196,489) 0.9
Oracle Corp. ............ (4,596) (375,677) 1.7
Paramount Global, Class B ... (61,676) (1,041,091) 4.8
PPG Industries, Inc. ....... (5,397) (678,619) 3.1
PulteGroup, Inc. .......... (19,055) (867,574) 4.0
Quanta Services, Inc. ...... (3,515) (500,887) 2.3
Snap, Inc., Class A ........ (15,168) (135,754) 0.6
Take-Two Interactive Software,
Inc. ................. (7,738) (805,758) 3.7
Teledyne Technologies, Inc. .. (2,688) (1,074,958) 4.9
Uber Technologies, Inc. ..... (19,077) (471,774) 2.2
Viatris, Inc. .............. (25,123) (279,619) 1.3
(10,239,245)
Total Reference Entity — Short ............ (21,799,833)
Net Value of Reference Entity — Citibank NA .. $ (21,799,833)
The following table represents the individual short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date February 8, 2023:
Shares Value
% of Basket
Value
Reference Entity — Short
Common Stocks
Australia
AMP Ltd. ............... (717,414) (638,029) 2.7
IDP Education Ltd. ........ (15,877) (292,601) 1.3
OZ Minerals Ltd. .......... (14,178) (267,244) 1.2

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2022
Shares Value
% of Basket
Value
Australia (continued)
Pilbara Minerals Ltd. ....... (141,304) $ (357,817) 1.5%
(1,555,691)
Brazil
Localiza Rent a Car SA ..... (44,822) (446,697) 1.9
Magazine Luiza SA ........ (762,902) (395,781) 1.7
(842,478)
Canada
Shaw Communications, Inc.,
Class B .............. (35,603) (1,025,755) 4.4
China
China Southern Airlines Co. Ltd.,
Class H .............. (394,000) (255,504) 1.1
Country Garden Holdings Co.
Ltd. ................ (575) (194) (0.0)
(a)
Fuyao Glass Industry Group Co.
Ltd., Class H .......... (33,200) (138,626) 0.6
Li Ning Co. Ltd. ........... (62,000) (533,138) 2.3
Shandong Gold Mining Co. Ltd.,
Class H .............. (233,250) (431,017) 1.9
Xiaomi Corp., Class B ...... (1,146,200) (1,591,054) 6.8
Zhuzhou CRRC Times Electric
Co. Ltd. .............. (85,400) (421,802) 1.8
(3,371,335)
Finland
Orion OYJ, Class B ........ (10,448) (572,792) 2.5
France
Alstom SA .............. (14,801) (362,131) 1.6
Germany
Vonovia SE ............. (19,936) (469,621) 2.0
Hong Kong
CK Asset Holdings Ltd. ..... (52,500) (321,992) 1.4
Japan
Olympus Corp. ........... (19,400) (342,169) 1.5
Tokyo Electric Power Co.
Holdings, Inc. .......... (55,300) (199,159) 0.8
(541,328)
Netherlands
Aegon NV .............. (138,875) (703,635) 3.0
Shares Value
% of Basket
Value
Poland
InPost SA .............. (64,155) $ (542,030) 2.3%
South Korea
Delivery Hero SE ......... (11,485) (551,163) 2.3
Iljin Materials Co. Ltd. ...... (4,914) (202,400) 0.9
POSCO Chemical Co. Ltd. ... (4,048) (578,288) 2.5
(1,331,851)
Switzerland
Bachem Holding AG ....... (7,049) (611,645) 2.6
United Kingdom
AVEVA Group plc ......... (11,039) (427,287) 1.8
Ocado Group plc ......... (64,023) (475,244) 2.1
(902,531)
United States
Advanced Micro Devices, Inc. . (5,963) (386,224) 1.7
Charles River Laboratories
International, Inc. ....... (1,682) (366,508) 1.6
DISH Network Corp., Class A . (60,764) (853,127) 3.7
Dollar Tree, Inc. .......... (4,737) (670,001) 2.9
DR Horton, Inc. ........... (9,474) (844,512) 3.6
DXC Technology Co. ....... (12,004) (318,106) 1.4
Electronic Arts, Inc. ........ (4,288) (523,908) 2.2
Fiserv, Inc. .............. (2,909) (294,013) 1.3
International Business Machines
Corp. ............... (7,824) (1,102,323) 4.7
Marvell Technology, Inc. ..... (12,203) (451,999) 1.9
Mohawk Industries, Inc. ..... (4,807) (491,372) 2.1
PerkinElmer, Inc. ......... (6,500) (911,430) 3.9
PTC, Inc. ............... (4,483) (538,139) 2.3
Rivian Automotive, Inc., Class A (18,936) (348,990) 1.5
Ross Stores, Inc. ......... (5,618) (652,081) 2.8
STERIS plc ............. (4,233) (781,793) 3.3
Wynn Resorts Ltd. ........ (4,126) (340,271) 1.5
Zoom Video Communications,
Inc., Class A ........... (3,869) (262,086) 1.1
(10,136,883)
Total Reference Entity — Short ............ (23,291,698)
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ (23,291,698)
(a)
Amount is greater than (0.1)%.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.05%
1 day SOFR ......................................... Secured Overnight Financing Rate 4.06
1 day SONIA ......................................... Sterling Overnight Index Average 3.43
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 10.77
3 month LIBOR ....................................... London Interbank Offered Rate 4.77
6 month EURIBOR ..................................... Euro Interbank Offered Rate 2.69
Balances Reported in the Consolidated Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ 905,726 $ (2,971,024) $ 51,345,733 $ (42,196,260) $ —
OTC Swaps ..................................................... 181,578 (22,528) 588,875 (5,586,061) —

2022
BlackRock Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
48
Consolidated Schedule of Investments
(continued)
December 31, 2022
Derivative Financial Instruments Categorized by Risk Exposure
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Options Written ................................................... N/A N/A 8,601,898 (26,714,911) (43,266,297)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ 9,537,298 $ — $ 8,415,389 $ — $ 17,952,687
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 20,950,717 — — 20,950,717
Options purchased
(b)
Investments at value — unaffiliated
(c)
........... — 28,403 7,336,701 1,877,306 15,115,432 338,935
(d)
24,696,777
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 1,882,299 — — 49,463,434 — 51,345,733
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 181,578 588,875 — — — 770,453
$ — $ 2,092,280 $ 17,462,874 $ 22,828,023 $ 72,994,255 $ 338,935 $ 115,716,367
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... $ — $ — $ 335,267 $ — $ 14,576,957 $ — $ 14,912,224
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 38,017,389 — — 38,017,389
Options written
(b)
Options written at value ..................... — — 7,681,223 516,984 35,068,090 — 43,266,297
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 88,002 — — 42,076,496 31,762 42,196,260
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 219,511 1,088,594 — 4,300,484 — 5,608,589
$ — $ 307,513 $ 9,105,084 $ 38,534,373 $ 96,022,027 $ 31,762 $ 144,000,759
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Consolidated
Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Consolidated Schedule of Investments.
(d)
Includes dual binary options at value.
For the period ended December 31, 2022, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 75,687,239 $ — $ (75,581,667) $ 2,927 $ 108,499
Forward foreign currency exchange contracts .... — — — (69,029,096) — — (69,029,096)
Options purchased
(a)
.................... — (356,394) (33,670,488) (2,350,009) (5,970,898) 39,076 (42,308,713)
Options written ........................ — 192,745 36,577,025 4,067,842 (2,157,769) 122,256 38,802,099
Swaps .............................. — (580,426) 22,476,372 — 51,216,355 — 73,112,301
$ — $ (744,075) $ 101,070,148 $ (67,311,263) $ (32,493,979) $ 164,259 $ 685,090

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2022
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ 16,323,756 $ — $ (6,329,220) $ — $ 9,994,536
Forward foreign currency exchange contracts .... — — — (14,462,083) — — (14,462,083)
Options purchased
(b)
.................... — 34,524 (4,394,868) 2,494,986 9,346,287 (35,934) 7,444,995
Options written ........................ — (14,408) (1,449,184) (465,528) (24,219,424) — (26,148,544)
Swaps .............................. — 2,299,799 (3,336) — (19,802,058) (31,762) (17,537,357)
$ — $ 2,319,915 $ 10,476,368 $ (12,432,625) $ (41,004,415) $ (67,696) $ (40,708,453)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,053,268,828
Average notional value of contracts — short ................................................................................. $ 989,305,854
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 692,086,450
Average amounts sold — in USD ........................................................................................ $ 996,626,100
Options
Average value of option contracts purchased ................................................................................ $ 19,788,893
Average value of option contracts written ................................................................................... $ 18,737,153
Average notional value of swaption contracts purchased ......................................................................... $ 864,121,862
Average notional value of swaption contracts written ........................................................................... $ 2,819,719,864
Credit default swaps
Average notional value — buy protection ................................................................................... $ 63,933,554
Average notional value — sell protection ................................................................................... $ 55,820,216
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 1,329,723,396
Average notional value — receives fixed rate ................................................................................ $ 1,366,530,619
Inflation swaps
Average notional value — receives fixed rate ................................................................................ $ 1,768,556
Total return swaps
Average notional value ............................................................................................... $ 6,746,790
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 3,244,693 $ 3,074,541
Forward foreign currency exchange contracts ................................................................. 20,950,717 38,017,389
Options
(a)(b)
........................................................................................ 24,696,777 43,266,297
Swaps — centrally cleared .............................................................................. — 552,337
Swaps — OTC
(c)
.................................................................................... 770,453 5,608,589
Total derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities ....................................
$ 49,662,640 $ 90,519,153
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(11,621,306) (11,869,013)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 38,041,334 $ 78,650,140
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Consolidated Statement of Assets and Liabilities and reported in the Consolidated Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Consolidated Statement of Assets and Liabilities.

2022
BlackRock Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
50
Consolidated Schedule of Investments
(continued)
December 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
(b)
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 57,032 $ (57,032) $ — $ — $ —
Barclays Bank plc ................................ 814,016 (259,590) — — 554,426
BNP Paribas SA ................................. 154,414 (154,414) — — —
Citibank NA .................................... 4,377,335 (2,180,134) (1,060,985) (570,000) 566,216
Deutsche Bank AG ............................... 698,525 (152,524) — (460,000) 86,001
Goldman Sachs International ........................ 12,232,806 (12,232,806) — — —
HSBC Bank plc .................................. 14,635,198 (8,349,273) — — 6,285,925
JPMorgan Chase Bank NA .......................... 2,484,126 (2,484,126) — — —
Morgan Stanley & Co. International plc .................. 502,222 (502,222) — — —
UBS AG ...................................... 2,085,660 (2,085,660) — — —
$ 38,041,334 $ (28,457,781) $ (1,060,985) $ (1,030,000) $ 7,492,568
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
(b)
Cash
Collateral
Pledged
(b)
Net Amount of
Derivative
Liabilities
(d)(e)
Bank of America NA .............................. $ 12,709,343 $ (57,032) $ — $ — $ 12,652,311
Barclays Bank plc ................................ 259,590 (259,590) — — —
BNP Paribas SA ................................. 320,909 (154,414) (166,494) — —
Citibank NA .................................... 2,180,134 (2,180,134) — — —
Deutsche Bank AG ............................... 152,524 (152,524) — — —
Goldman Sachs International ........................ 19,294,278 (12,232,806) (6,064,181) — 997,291
HSBC Bank plc .................................. 8,349,273 (8,349,273) — — —
JPMorgan Chase Bank NA .......................... 10,842,809 (2,484,126) (6,059,324) — 2,299,359
Merrill Lynch International & Co. ...................... 169,744 — — — 169,744
Morgan Stanley & Co. International plc .................. 13,287,685 (502,222) (11,169,725) — 1,615,738
UBS AG ...................................... 11,083,851 (2,085,660) — — 8,998,191
$ 78,650,140 $ (28,457,781) $ (23,459,724) $ — $ 26,732,634
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options written receivable/payable on the Consolidated
Statement of Assets and Liabilities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities
Cayman Islands ........................................ $ — $ 26,445,995 $ — $ 26,445,995
Ireland .............................................. — 2,292,694 — 2,292,694
Jersey, Channel Islands ................................... — 902,098 — 902,098
United States .......................................... — 34,326,332 342,182 34,668,514
Common Stocks
Argentina ............................................ 590,676 — — 590,676

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2022
Level 1 Level 2 Level 3 Total
Australia ............................................. $ — $ 35,261,439 $ 52 $ 35,261,491
Belgium ............................................. — 1,185,785 — 1,185,785
Brazil ............................................... — 2,120,270 — 2,120,270
Canada ............................................. 45,389,878 — — 45,389,878
Cayman Islands ........................................ 1,791,341 — — 1,791,341
Chile ............................................... 1,150,175 — — 1,150,175
China ............................................... 605,211 58,355,708 — 58,960,919
Denmark ............................................. — 8,417,495 — 8,417,495
Finland .............................................. — 1,003,810 — 1,003,810
France .............................................. — 102,601,932 — 102,601,932
Germany ............................................ 1,764,549 113,403,072 — 115,167,621
Hong Kong ........................................... 43,680 12,854,157 — 12,897,837
India ............................................... — 684,566 4,683,729 5,368,295
Ireland .............................................. — 952,879 — 952,879
Israel ............................................... 11,893,178 605,171 — 12,498,349
Italy ................................................ — 13,460,408 — 13,460,408
Japan ............................................... — 44,081,692 — 44,081,692
Jordan .............................................. — 219,754 — 219,754
Mexico .............................................. 1,513,016 — — 1,513,016
Netherlands ........................................... 9,241,390 84,602,281 1,091,117 94,934,788
Norway .............................................. — 962,284 — 962,284
Poland .............................................. — 241,687 — 241,687
Saudi Arabia .......................................... — 119,187 — 119,187
South Africa ........................................... — 6,211,677 — 6,211,677
South Korea .......................................... — 24,833,925 — 24,833,925
Spain ............................................... — 16,610,228 — 16,610,228
Sweden ............................................. — 10,111,502 — 10,111,502
Switzerland ........................................... — 35,179,495 — 35,179,495
Taiwan .............................................. — 16,991,163 — 16,991,163
United Arab Emirates .................................... — — 3 3
United Kingdom ........................................ 18,113,460 91,259,882 2,750,810 112,124,152
United States .......................................... 1,520,852,179 18,873,813 19,212,394 1,558,938,386
Corporate Bonds
Australia ............................................. — 438,789 22,747,428 23,186,217
Belgium ............................................. — 4,189,540 — 4,189,540
Brazil ............................................... — 2,188,613 — 2,188,613
Canada ............................................. — 12,286,283 — 12,286,283
Chile ............................................... — 296,593 — 296,593
China ............................................... — 2,796,125 — 2,796,125
Colombia ............................................ — 1,520,394 — 1,520,394
France .............................................. — 1,687,120 2,107,716 3,794,836
Germany ............................................ — 12,693,104 — 12,693,104
Guatemala ........................................... — 337,421 — 337,421
Hong Kong ........................................... — 778,504 — 778,504
India ............................................... — 2,698,278 — 2,698,278
Indonesia ............................................ — 1,434,851 — 1,434,851
Israel ............................................... — 222,432 — 222,432
Italy ................................................ — 14,274,568 — 14,274,568
Japan ............................................... — 2,092,696 — 2,092,696
Kuwait .............................................. — 505,637 — 505,637
Luxembourg .......................................... — 5,279,700 — 5,279,700
Macau .............................................. — 419,493 — 419,493
Malaysia ............................................. — 903,973 — 903,973
Mexico .............................................. — 2,141,188 — 2,141,188
Morocco ............................................. — 497,248 — 497,248
Netherlands ........................................... — 1,559,589 — 1,559,589
Nigeria .............................................. — 243,593 — 243,593
Paraguay ............................................ — 159,912 — 159,912
Peru ................................................ — 187,725 — 187,725
Singapore ............................................ — 694,234 — 694,234
South Africa ........................................... — 1,233,267 — 1,233,267
South Korea .......................................... — 1,030,509 — 1,030,509
Spain ............................................... — 1,841,004 — 1,841,004
Sweden ............................................. — 2,226,377 — 2,226,377
Fair Value Hierarchy as of Period End (continued)

2022
BlackRock Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
52
Consolidated Schedule of Investments
(continued)
December 31, 2022
Level 1 Level 2 Level 3 Total
Switzerland ........................................... $ — $ 7,106,266 $ — $ 7,106,266
Thailand ............................................. — 1,085,510 — 1,085,510
Turkey .............................................. — — 2,060,820 2,060,820
United Arab Emirates .................................... — 2,172,955 — 2,172,955
United Kingdom ........................................ — 31,813,109 — 31,813,109
United States .......................................... — 355,191,918 13,497,132 368,689,050
Zambia .............................................. — 2,469,307 — 2,469,307
Floating Rate Loan Interests
Belgium ............................................. — — 3,709,680 3,709,680
Canada ............................................. — 6,539,084 — 6,539,084
France .............................................. — 7,322,024 — 7,322,024
Germany ............................................ — 2,625,925 — 2,625,925
Jersey, Channel Islands ................................... — — 3,841,136 3,841,136
Luxembourg .......................................... — 701,883 6,769,051 7,470,934
Netherlands ........................................... — 11,762,628 5,136,527 16,899,155
Spain ............................................... — — 6,380,123 6,380,123
Sweden ............................................. — 2,163,647 — 2,163,647
United Kingdom ........................................ — — 9,174,793 9,174,793
United States .......................................... — 30,881,507 40,968,339 71,849,846
Foreign Agency Obligations ................................. — 5,296,561 — 5,296,561
Foreign Government Obligations .............................. — 67,460,246 — 67,460,246
Investment Companies .................................... 69,290,005 — — 69,290,005
Non-Agency Mortgage-Backed Securities
Bermuda ............................................. — 1,361,169 — 1,361,169
Cayman Islands ........................................ — 1,756,140 — 1,756,140
United States .......................................... — 122,397,022 22,117,667 144,514,689
Other Interests .......................................... — — 9,443,851 9,443,851
Preferred Securities
Brazil ............................................... — — 5,224,253 5,224,253
China ............................................... — — 13,537,240 13,537,240
Germany ............................................ — 5,368,241 9,452,195 14,820,436
India ............................................... — — 3,312,940 3,312,940
Jersey, Channel Islands ................................... — — 5,226,618 5,226,618
Sweden ............................................. — — 873,628 873,628
United States .......................................... 28,168,864 1,847,467 70,994,878 101,011,209
U.S. Government Sponsored Agency Securities .................... — 355,568,607 — 355,568,607
U.S. Treasury Obligations ................................... — 238,607,758 — 238,607,758
Warrants .............................................. 98,118 7,246 146,425 251,789
Short-Term Securities
Foreign Government Obligations .............................. — 647,805,654 — 647,805,654
Money Market Funds ...................................... 92,087,634 — — 92,087,634
Time Deposits .......................................... — 15,700,184 — 15,700,184
Options Purchased
Credit contracts .......................................... — 28,403 — 28,403
Equity contracts .......................................... 6,850,878 485,823 — 7,336,701
Foreign currency exchange contracts ........................... — 1,820,274 57,032 1,877,306
Interest rate contracts ...................................... 1,525,735 13,589,697 — 15,115,432
Other contracts .......................................... — — 338,935 338,935
Liabilities
Investments
TBA Sale Commitments .................................... — (148,883,409) — (148,883,409)
Investment Sold Short
Common Stocks
France .............................................. — (1,455,944) — (1,455,944)
United Kingdom ........................................ — (1,384,067) — (1,384,067)
United States .......................................... (1,884,882) — — (1,884,882)
Unfunded Floating Rate Loan Interests
(a)
.............................. — — (73,117) (73,117)
$ 1,809,085,085 $ 2,633,243,976 $ 285,125,577 $ 4,727,454,638
Investments valued at NAV
(b)
...................................... 95,253,537
$ —
$ 4,822,708,175
$ —
Fair Value Hierarchy as of Period End (continued)

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2022
Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(c)
Assets
Credit contracts ........................................... $ — $ 1,882,299 $ — $ 1,882,299
Equity contracts ........................................... 7,113,048 3,013,125 — 10,126,173
Foreign currency exchange contracts ............................ — 20,950,717 — 20,950,717
Interest rate contracts ....................................... 8,415,389 49,463,434 — 57,878,823
Liabilities
Credit contracts ........................................... — (284,985) — (284,985)
Equity contracts ........................................... (7,960,067) (1,145,017) — (9,105,084)
Foreign currency exchange contracts ............................ — (38,534,373) — (38,534,373)
Interest rate contracts ....................................... (15,169,582) (80,852,445) — (96,022,027)
Other contracts ........................................... — (31,762) — (31,762)
$ (7,601,212) $ (45,539,007) $ — $ (53,140,219)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Options
Purchased
Other
Interests
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests
Unfunded
SPAC
PIPE
commitments Warrants Total
Investments
Assets/Liabilities
Opening balance, as of
December 31, 2021 ... $ 4,780,029 $ 38,133,909 $ 68,065,985 $ 89,245,526 $ 28,174,886 $ — $ 8,360,924 $ 168,352,966 $ 17,356 $ 280,649 $ 298,493 $ 405,710,723
Transfers into Level 3 .... — — — 726,726 2,318,700 — — — — — — 3,045,426
Transfers out of Level 3 ... (4,373,614) (227,940) — (7,069,903) — — — — — — — (11,671,457)
Other
(a)
.............. — 7,855,139 — — — — — (7,855,139) — — — —
Accrued discounts/premiums — — (237,219) 322,308 20,874 — — — — — — 105,963
Net realized gain (loss) ... — (1,960,646) (257,069) (668,776) (61,729) — — 5,880,207 — — — 2,931,987
Net change in unrealized
appreciation
(depreciation)
(b)(c)
..... (64,233) (8,459,691) (13,340,148) (4,695,599) (1,712,801) (84,747) 1,082,927 (34,965,678) (90,473) (280,649) 21,848 (62,589,244)
Purchases ............ — — 5,341,681 49,617,744 3,364,208 480,714 — 7,331,828 — — — 66,136,175
Sales ............... — (7,602,666) (19,160,134) (51,498,377) (9,986,471) — — (30,122,432) — — (173,916) (118,543,996)
Closing balance, as of
December 31, 2022 ...
$ 342,182 $ 27,738,105 $ 40,413,096 $ 75,979,649 $ 22,117,667 $ 395,967
$ 9,443,851
$ 108,621,752 $ (73,117) $ — $ 146,425 $ 285,125,577
Net change in unrealized
appreciation (depreciation)
on investments still held at
December 31, 2022
(c)
..
$ (64,233) $ (8,429,819) $ (12,695,582) $ (5,431,876) $ (1,712,801) $ (84,747)
$ 1,082,927
$ (34,965,678) $ (90,473) $ — $ 21,848 $ (62,370,434)
(a)
Certain Level 3 investments were re-classified between Common Stocks and Preferred Securities.
(b)
Included in the related net change in unrealized appreciation (depreciation) in the Consolidated Statement of Operations.
(c)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.
Fair Value Hierarchy as of Period End (continued)

2022
BlackRock Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
54
Consolidated Schedule of Investments
(continued)
December 31, 2022
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
See notes to consolidated financial statements.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $35,401,975. A significant change in the third-party information could result in a significantly lower or higher value of such Level 3 investments.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Common Stocks
(b)
............................ $ 27,738,046 Market Revenue Multiple 2.25x – 10.75x 5.36x
Volatility 51% —
Time to Exit 1.4 years —
Market Adjustment
Multiple
0.5x —
Corporate Bonds
(c)
............................ 35,318,554 Income Discount Rate 8% – 23% 14%
Floating Rate Loan Interests
(d)
..................... 68,454,974 Income Discount Rate 5% – 16% 11%
Credit Spread 273 – 468 332
Other Interests .............................. 9,443,852 Income Discount Rate 6% – 7% 7%
Preferred Stocks
(b)(e)
........................... 108,621,752 Market Revenue Multiple 0.21x – 26.00x 12.26x
EBIDTAR Multiple 6.50x —
Volatility 50% - 85% 64%
Time to Exit 1.5 – 5.0 years 2.8 years
Market Adjustment
Multiple
0.50x – 1.00x 0.88x
Gross Profit Multiple 32.00x —
Recent Transactions (f) —
Income Discount Rate 12% —
Warrants .................................. 146,424 Market Revenue Multiple 18.00x —
Volatility 40% - 65% 65%
Time to Exit 0.5 – 4.7 years 4.7 year
$ 249,723,602
(b)
The Fund valued certain of its Level 3 Common Stocks and Preferred Stocks using recent transaction prices as the best approximation of fair value. The value of Level 3 investments obtained using recent prior transaction prices, for which inputs are unobservable, is $18,993,722 as of December 31, 2022.
(c)
For the period end December 31, 2022, the valuation technique for investments classified as Corporate Bonds amounting to $3,571,558 changed to a Discount Cash Flow approach. The investments were previously valued utilizing a recent transaction. The change was due to consideration of the information that was available at the time the investments were valued.
(d)
For the period end December 31, 2022, the valuation technique for investments classified as Floating Rate Loan Interests amounting to $4,642,068 changed to a Discount Cash Flow approach. The investments were previously valued utilizing a recent transaction. The change was due to consideration of the information that was available at the time the investments were valued.
(e)
For the period end December 31, 2022, the valuation technique for investments classified as Preferred Stocks amounting to $7,680,926 changed to a Discounted Cash Flow approach. The investments were previously valued utilizing a recent transaction. The change was due to consideration of the information that was available at the time the investments were valued.
(f)
For the period end December 31, 2022, the valuation technique for certain investments classified as Preferred Stock used recent prior transaction prices as inputs within the model used for the approximation of fair value.

Consolidated Statement of Assets and Liabilities
December 31, 2022

Consolidated Financial Statements
BlackRock Global
Allocation V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 4,749,616,396
Investments, at value — affiliated
(c)
.......................................................................................... 226,773,198
Cash held for investments sold short ......................................................................................... 6,634,401
Cash pledged: –
Futures contracts .................................................................................................... 27,376,000
Centrally cleared swaps ................................................................................................ 10,857,000
Foreign currency, at value
(d)
............................................................................................... 1,676,986
Receivables: –
Investments sold .................................................................................................... 1,369,856
Securities lending income — affiliated ...................................................................................... 63,339
TBA sale commitments ................................................................................................ 149,662,368
Capital shares sold ................................................................................................... 4,965,712
Dividends — unaffiliated ............................................................................................... 3,453,594
Dividends — affiliated ................................................................................................. 483,783
Interest — unaffiliated ................................................................................................. 8,871,351
Variation margin on futures contracts ....................................................................................... 3,244,693
Swap premiums paid ................................................................................................... 181,578
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 20,950,717
OTC swaps ........................................................................................................ 588,875
Prepaid expenses ..................................................................................................... 63,615
Total assets .........................................................................................................
5,216,833,462
LIABILITIES
Investments sold short, at value
(e)
........................................................................................... 4,724,893
Due to broker ........................................................................................................ 5,006,197
Cash received: –
Collateral — OTC derivatives ............................................................................................ 1,030,000
Collateral — TBA commitments ........................................................................................... 17,000
Collateral on securities loaned ............................................................................................. 89,761,854
Options written, at value
(f)
................................................................................................ 43,266,297
TBA sale commitments, at value
(g)
.......................................................................................... 148,883,409
Payables: –
Investments purchased ................................................................................................ 369,884,236
Swaps   .......................................................................................................... 1,416,623
Capital shares redeemed ............................................................................................... 1,802,305
Deferred foreign capital gain tax .......................................................................................... 197,033
Distribution fees ..................................................................................................... 829,181
Investment advisory fees .............................................................................................. 2,496,343
Directors' and Officer's fees ............................................................................................. 4,332
Professional fees .................................................................................................... 645,102
Variation margin on futures contracts ....................................................................................... 3,074,541
Variation margin on centrally cleared swaps .................................................................................. 552,337
Other accrued expenses ............................................................................................... 5,900,866
Swap premiums received ................................................................................................ 22,528
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 38,017,389
OTC swaps ........................................................................................................ 5,586,061
Unfunded floating rate loan interests ....................................................................................... 73,117
Total liabilities ........................................................................................................
723,191,644
NET ASSETS ........................................................................................................
$ 4,493,641,818
See notes to consolidated financial statements.

Consolidated Statement of Assets and Liabilities
(continued)
December 31, 2022
2022
BlackRock Annual Report to Shareholders
56
See notes to consolidated financial statements.
BlackRock Global
Allocation V.I.
Fund
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 4,794,102,238
Accumulated loss ..................................................................................................... (300,460,420)
NET ASSETS ........................................................................................................
$ 4,493,641,818
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 4,874,110,032
(b)
  Securities loaned, at value .............................................................................................. $ 86,700,389
(c)
  Investments, at cost — affiliated .......................................................................................... $ 265,695,067
(d)
  Foreign currency, at cost ............................................................................................... $ 1,634,533
(e)
  Proceeds received from short sales ....................................................................................... $ 4,265,782
(f)
  Premiums received ................................................................................................... $ 25,153,284
(g)
  Proceeds from TBA sale commitments ..................................................................................... $ 149,662,368

Consolidated Statement of Assets and Liabilities
(continued)
December 31, 2022
57
Consolidated Financial Statements
See notes to consolidated financial statements.
BlackRock Global
Allocation V.I.
Fund
NET ASSET VALUE
Class I
Net assets ..........................................................................................................
$ 859,807,949
Shares outstanding ...................................................................................................
58,213,475
Net asset value ......................................................................................................
$ 14.77
Shares authorized ....................................................................................................
400 million
Par value ..........................................................................................................
$ 0.10
Class II
Net assets ..........................................................................................................
$ 196,731,996
Shares outstanding ...................................................................................................
13,407,187
Net asset value ......................................................................................................
$ 14.67
Shares authorized ....................................................................................................
200 million
Par value ..........................................................................................................
$ 0.10
Class III
Net assets ..........................................................................................................
$ 3,437,101,873
Shares outstanding ...................................................................................................
289,680,002
Net asset value ......................................................................................................
$ 11.87
Shares authorized ....................................................................................................
1.5 billion
Par value ..........................................................................................................
$ 0.10

Consolidated Statement of Operations

Year Ended December 31, 2022
2022
BlackRock Annual Report to Shareholders
58
BlackRock Global
Allocation V.I.
Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 66,957,929
Dividends — affiliated ................................................................................................. 7,342,979
Interest — affiliated .................................................................................................. 125,423
Interest — unaffiliated ................................................................................................. 56,478,455
Securities lending income — affiliated — net ................................................................................. 1,189,244
Foreign taxes withheld ................................................................................................ (2,037,479)
Total investment income .................................................................................................
130,056,551
EXPENSES
Investment advisory .................................................................................................. 36,204,973
Distribution — class specific ............................................................................................ 10,926,939
Transfer agent — class specific .......................................................................................... 9,941,834
Custodian ......................................................................................................... 750,996
Accounting services .................................................................................................. 458,243
Professional ....................................................................................................... 423,639
Printing and postage ................................................................................................. 125,686
Directors and Officer ................................................................................................. 33,742
Transfer agent ...................................................................................................... 19,021
Miscellaneous ...................................................................................................... 275,198
Total expenses excluding dividend expense ....................................................................................
59,160,271
Dividends expense — unaffiliated ......................................................................................... 173,805
Total expenses .......................................................................................................
59,334,076
Less: –
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (6,219,105)
Fees waived and/or reimbursed by the Manager ............................................................................... (615,891)
Total expenses after fees waived and/or reimbursed ..............................................................................
52,499,080
Net investment income ..................................................................................................
77,557,471

Consolidated Statement of Operations
(continued)
Year Ended December 31, 2022
59
Consolidated Financial Statements
See notes to consolidated financial statements.
BlackRock Global
Allocation V.I.
Fund
REALIZED AND UNREALIZED GAIN (LOSS) $ (1,187,374,829)
Net realized gain (loss) from: $ –
Investments — unaffiliated
(a)
.......................................................................................... (51,629,868)
Investments — affiliated ............................................................................................. (5,591,727)
Forward foreign currency exchange contracts ............................................................................... (69,029,096)
Foreign currency transactions ......................................................................................... 12,282,038
Futures contracts .................................................................................................. 108,499
In-kind redemptions — unaffiliated
( b )
..................................................................................... 137,249,484
In-kind redemptions — affiliated
( b )
....................................................................................... (1,055,099)
Options written ................................................................................................... 38,802,099
Short sales — unaffiliated ............................................................................................ 4,455,236
Swaps ......................................................................................................... 73,112,301
A
138,703,867
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(c)
.......................................................................................... (1,263,790,552)
Investments — affiliated ............................................................................................. (14,675,158)
Forward foreign currency exchange contracts ............................................................................... (14,462,083)
Foreign currency translations .......................................................................................... (185,668)
Futures contracts .................................................................................................. 9,994,536
Options written ................................................................................................... (26,148,544)
Short sales — unaffiliated ............................................................................................ 1,097,252
Swaps ......................................................................................................... (17,537,357)
Unfunded floating rate loan interests ..................................................................................... (90,473)
Unfunded SPAC PIPE commitments ..................................................................................... (280,649)
A
(1,326,078,696)
Net realized and unrealized loss ............................................................................................
(1,187,374,829)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ (1,109,817,358)
(a)
  Net of foreign capital gain tax and capital gain tax refund, if applicable of ............................................................... $ (174,083)
(b)
See Note 2 of the Notes to Consolidated Financial Statements.
(c)
  Net of reduction in deferred foreign capital gain tax of ............................................................................ $ 31,895

Consolidated Statements of Changes in Net Assets

2022
BlackRock Annual Report To Shareholders
60
BlackRock Global Allocation V.I. Fund
Year Ended 12/31/22 Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 77,557,471  $ 84,772,273
Net realized gain .................................................................................. 138,703,867  1,050,652,160
Net change in unrealized appreciation (depreciation) .......................................................... (1,326,078,696) (599,980,254)
Net increase (decrease) in net assets resulting from operations ..................................................... (1,109,817,358) 535,444,179
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ (11,496,335) (236,905,572)
  Class II ....................................................................................... (2,662,787) (37,510,736)
  Class III ....................................................................................... (58,454,632) (993,417,296)
Decrease in net assets resulting from distributions to shareholders ................................................... (72,613,754) (1,267,833,604)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (1,862,093,888) (307,800,588)
NET ASSETS
Total decrease in net assets ............................................................................ (3,044,525,000) (1,040,190,013)
Beginning of year .................................................................................... 7,538,166,818  8,578,356,831
End of year ........................................................................................
$ 4,493,641,818  $ 7,538,166,818
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to consolidated financial statements.

Consolidated Financial Highlights
(For a share outstanding throughout each period)

Consolidated Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(f)
Portfolio turnover rate excludes in-kind transactions.
BlackRock Global Allocation V.I. Fund
Class I
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of year ..................................
$ 17.79  $ 19.49  $ 17.11  $ 15.19  $ 17.26
Net investment income
(a)
........................................
0.25  0.25  0.17  0.26  0.26
Net realized and unrealized gain (loss) ...............................
(3.08) 1.05  3.41  2.45  (1.52)
Net increase (decrease) from investment operations ....................... (2.83) 1.30  3.58  2.71  (1.26)
Distributions
(b)
– – – – –
From net investment income .....................................
—  (0.17) (0.24) (0.22) (0.17)
From net realized gain ..........................................
(0.19) (2.83) (0.96) (0.57) (0.64)
Total distributions .............................................. (0.19) (3.00) (1.20) (0.79) (0.81)
Net asset value, end of year ...................................... $ 14.77  $ 17.79  $ 19.49  $ 17.11  $ 15.19
Total Return
(c)
— — — — —
Based on net asset value ......................................... (15.86)% 6.67% 21.08% 17.92% (7.34)%
Ratios to Average Net Assets
(d)
Total expenses ................................................
0.79% 0.82% 0.84% 0.74% 0.75%
Total expenses after fees waived and/or reimbursed .......................
0.73% 0.73% 0.73% 0.73% 0.74%
Total expenses after fees waived and/or reimbursed and excluding dividend expense, interest expense and broker fees and expenses on short sales ..............
0.72% 0.73% 0.73% 0.73% 0.73%
Net investment income ..........................................
1.59% 1.23% 0.95% 1.60% 1.53%
Supplemental Data
Net assets, end of year (000) ....................................... $ 859,808  $ 1,606,132  $ 1,368,516  $ 1,192,769  $ 2,091,197
Portfolio turnover rate
(e)
........................................... 110%
(f)
133% 161% 198% 144%
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Portfolio turnover rate (excluding MDRs) ...........................................
102% 123% 161% 198% 144%
See notes to consolidated financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders
62
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(f)
Portfolio turnover rate excludes in-kind transactions.
BlackRock Global Allocation V.I. Fund
Class II
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of year ..................................
$ 17.71  $ 19.41  $ 17.05  $ 15.14  $ 17.21
Net investment income
(a)
........................................
0.22  0.22  0.14  0.23  0.23
Net realized and unrealized gain (loss) ...............................
(3.07) 1.05  3.39  2.44  (1.52)
Net increase (decrease) from investment operations ....................... (2.85) 1.27  3.53  2.67  (1.29)
Distributions
(b)
– – – – –
From net investment income .....................................
—  (0.14) (0.21) (0.19) (0.14)
From net realized gain ..........................................
(0.19) (2.83) (0.96) (0.57) (0.64)
Total distributions .............................................. (0.19) (2.97) (1.17) (0.76) (0.78)
Net asset value, end of year ...................................... $ 14.67  $ 17.71  $ 19.41  $ 17.05  $ 15.14
Total Return
(c)
— — — — —
Based on net asset value ......................................... (16.04)% 6.55% 20.88% 17.76% (7.52)%
Ratios to Average Net Assets
(d)
Total expenses ................................................
1.04% 1.02% 1.02% 1.02% 1.04%
Total expenses after fees waived and/or reimbursed .......................
0.90% 0.88% 0.88% 0.88% 0.89%
Total expenses after fees waived and/or reimbursed and excluding dividend expense, interest expense and broker fees and expenses on short sales ..............
0.89% 0.88% 0.88% 0.88% 0.88%
Net investment income ..........................................
1.44% 1.07% 0.80% 1.41% 1.34%
Supplemental Data
Net assets, end of year (000) ....................................... $ 196,732  $ 255,542  $ 243,361  $ 224,159  $ 213,919
Portfolio turnover rate
(e)
........................................... 110%
(f)
133% 161% 198% 144%
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Portfolio turnover rate (excluding MDRs) ...........................................
102% 123% 161% 198% 144%
See notes to consolidated financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
63
Consolidated Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(f)
Portfolio turnover rate excludes in-kind transactions.
BlackRock Global Allocation V.I. Fund
Class III
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of year ..................................
$ 14.38  $ 16.29  $ 14.47  $ 12.95  $ 14.84
Net investment income
(a)
........................................
0.17  0.17  0.10  0.19  0.19
Net realized and unrealized gain (loss) ...............................
(2.49) 0.87  2.88  2.08  (1.31)
Net increase (decrease) from investment operations ....................... (2.32) 1.04  2.98  2.27  (1.12)
Distributions
(b)
– – – – –
From net investment income .....................................
—  (0.12) (0.20) (0.18) (0.13)
From net realized gain ..........................................
(0.19) (2.83) (0.96) (0.57) (0.64)
Total distributions .............................................. (0.19) (2.95) (1.16) (0.75) (0.77)
Net asset value, end of year ...................................... $ 11.87  $ 14.38  $ 16.29  $ 14.47  $ 12.95
Total Return
(c)
— — — — —
Based on net asset value ......................................... (16.07)% 6.42% 20.79% 17.67% (7.58)%
Ratios to Average Net Assets
(d)
Total expenses ................................................
1.13% 1.12% 1.11% 1.14% 1.14%
Total expenses after fees waived and/or reimbursed .......................
1.00% 0.98% 0.98% 0.98% 0.99%
Total expenses after fees waived and/or reimbursed and excluding dividend expense, interest expense and broker fees and expenses on short sales ..............
0.99% 0.98% 0.98% 0.98% 0.98%
Net investment income ..........................................
1.33% 0.99% 0.70% 1.32% 1.28%
Supplemental Data
Net assets, end of year (000) ....................................... $ 3,437,102  $ 5,676,492  $ 6,966,480  $ 6,702,938  $ 6,669,996
Portfolio turnover rate
(e)
........................................... 110%
(f)
133% 161% 198% 144%
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Portfolio turnover rate (excluding MDRs) ...........................................
102% 123% 161% 198% 144%
See notes to consolidated financial statements.

Notes to Consolidated Financial Statements
2022
BlackRock Annual Report to Shareholders
64
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The consolidated financial statements presented are for BlackRock
Global Allocation V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I, Class II and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class II and Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
Basis of Consolidation: The accompanying consolidated financial statements of the Fund  include the accounts of BlackRock Cayman Global Allocation V.I. Fund I, Ltd. (the
“Cayman Subsidiary”), which is a wholly-owned subsidiary of the Fund  and primarily invests in commodity-related instruments. The Cayman Subsidiary enables  the Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. The Fund  may invest up to 25% of its total assets in the Cayman
Subsidiary. The net assets of the Cayman Subsidiary as of period end were $30,021,798 , which is 0.7 %  of the Fund’s  consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Cayman Subsidiary is subject to the same investment policies and restrictions that apply to  the Fund , except that the Cayman
Subsidiary may invest without limitation in commodity-related instruments.
2. SIGNIFICANT ACCOUNTING POLICIES
The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the
"trade dates"). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Consolidated Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2022 , if any, are disclosed in the Consolidated Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Consolidated Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
In-Kind Redemptions: The Fund transferred securities and cash to shareholders in connection with in-kind redemption transactions. For financial reporting purposes, these transactions were treated as a sale of securities and the resulting gains and losses were recognized based on the market value of the securities on the date of the redemption.
For the year  ended December 31, 2022 , the Fund had in-kind redemptions of $ 1,448,976,292 . For tax purposes, no gains or losses were recognized.
Net gains and losses resulting from such in-kind redemptions, which are included in the Consolidated Statement of Operations were as follows:
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Net income and realized gains from investments held by the Cayman Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Cayman
Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Fund may incur charges on overdrafts, subject to certain conditions.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the consolidated financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”)
has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee
(the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
Investments - unaffiliated ............................................................................................. $ 137,095,178
Investments - affiliated ............................................................................................... (1,055,099)
Options written .................................................................................................... 188,845
Short sales - unaffiliated .............................................................................................. (34,539)
$ 136,194,385

Notes to Consolidated Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
66
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2022, certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Consolidated Statement of Operations, even though investors do not receive their principal until maturity.
Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.

Notes to Consolidated Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
68
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate
(“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
In connection with floating rate loan interests, the Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Consolidated
Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation
(depreciation) is included in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations. As of period end, the Fund had the following unfunded floating rate loan interests:
Forward Commitments, When-Issued and Delayed Delivery Securities : The Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Consolidated Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the
Consolidated Schedule of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering.
Such agreements may obligate the fund to make future cash payments. As of December 31, 2022 , the Fund had outstanding commitments of $9,342,364. These commitments are not included in the net assets of the Fund as of December 31, 2022 .
Short Sale Transactions: In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short from a broker/counterparty and deliver the security to the purchaser. To close out a short position, a fund delivers the same security to the broker and records a liability to reflect the obligation to return the security to the broker. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund maintains a segregated account of securities or deposits cash with the broker-dealer as collateral for the short sales. Cash deposited with the broker is recorded as an asset in the Consolidated Statement of Assets and Liabilities.  Securities segregated as collateral are denoted in the Consolidated Schedule of Investments. A fund may pay a financing fee for the difference between the market value of the short position and the cash collateral deposited with the broker which would be recorded as interest expense. A fund is required to repay the counterparty any dividends received on the security sold short, which, if applicable, is shown as dividend expense in the Consolidated Statement of Operations. A fund may pay a fee on the assets borrowed from the counterparty, which, if applicable, is shown as broker fees and expenses on short sales in the Consolidated Statement of Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase.
A gain is, limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
BlackRock Global
Allocation V.I. Fund CML ST Regis Aspen, Term Loan ...................... $ 384,702 $ 385,242 $ 368,685 $ (16,557)
BlackRock Global
Allocation V.I. Fund CML Trigrams, Term Loan ........................... 86,833 86,833 85,956 (877)
BlackRock Global
Allocation V.I. Fund Sheraton Austin, Term Loan .......................... 1,198,521 1,198,521 1,152,791 (45,730)
BlackRock Global
Allocation V.I. Fund The Vinoy St. Petersburg, Term Loan ................... 289,236 287,790 277,837 (9,953)

Notes to Consolidated Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
70
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Consolidated Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Consolidated Schedule of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Consolidated Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Consolidated Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Barclays Capital, Inc. .............................. $ 6,763,017 $ (6,763,017) $ — $ —
BofA Securities, Inc. ............................... 844,660 (844,660) — —
Citigroup Global Markets, Inc. ........................ 27,465,666 (27,465,666) — —
Goldman Sachs & Co. LLC .......................... 10,590,759 (10,590,759) — —
J.P. Morgan Securities LLC .......................... 15,843,451 (15,843,451) — —
Jefferies LLC .................................... 87,136 (87,136) — —
Mizuho Securities USA LLC .......................... 1,144,500 (1,144,500) — —
Morgan Stanley .................................. 18,953,300 (18,953,300) — —
National Financial Services LLC ....................... 1,368,675 (1,368,675) — —
SG Americas Securities LLC ......................... 2,618,214 (2,618,214) — —
Toronto-Dominion Bank ............................ 1,021,011 (1,021,011) — —
$ 86,700,389 $ (86,700,389) $ — $ —
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Consolidated
Statement of Assets and Liabilities.

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the
Consolidated Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Consolidated Statement of Assets and
Liabilities. When a contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Consolidated Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Consolidated Statement of Assets and Liabilities. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Consolidated Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Consolidated
Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Consolidated Statement of
Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,”
meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Consolidated Statement of Assets and Liabilities.
Swaptions – The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Interest rate caps and floors — Interest rate caps and floors are entered into to gain or reduce exposure to interest rates (interest rate risk and/or other risk). Caps are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes exceed a specified rate, or
“cap.” Floors are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes fall below a specified rate, or “floor.” The maximum potential amount of future payments that the Fund would be required to make under an interest rate cap would be the notional amount times the percentage increase in interest rates determined by the difference between the interest rate index current value and the value at the time the cap was entered into.
Foreign currency options – The Fund may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
Barrier options – The Fund may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Fund may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, instant one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options and instant one-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date.

Notes to Consolidated Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
72
Up-and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated
Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on
OTC Swaps in the Consolidated Statement of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Consolidated
Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Consolidated
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Consolidated Statement of Assets and Liabilities.
Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Consolidated Statement of
Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Consolidated Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Fund may enter into forward interest rate swaps and forward total return swaps. In a forward swap, the Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Consolidated Statement of
Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Consolidated
Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the
Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Consolidated
Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager provides investment management and other services to the Cayman Subsidiary. The Manager does not receive separate compensation from the Cayman
Subsidiary for providing investment management or administrative services. However, the Fund pays the Manager based on the Fund's net assets, which includes the assets of the Cayman Subsidiary.
The Manager entered into a sub-advisory agreement with BlackRock (Singapore) Limited (“BSL”), (the "Sub-Adviser"), an affiliate of the Manager. The Manager pays BSL for services it provides for that portion of the Fund for which BSL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the
Fund to the Manager.
Average Daily Net Assets
Investment
Advisory Fees
First $6 billion ......................................................................................................... 0.65%
$6 billion - $8 billion ..................................................................................................... 0.61
$8 billion - $10 billion .................................................................................................... 0.59
$10 billion - $15 billion ................................................................................................... 0.57
Greater than $15 billion ................................................................................................... 0.55

Notes to Consolidated Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
74
Distribution Fees:  The Company, on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2022, the following table shows the class specific distribution fees borne directly by each share class of the Fund:
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific . For the year ended
December 31, 2022 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Consolidated Statement of Operations.
For the year ended December 31, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the year  ended December 31, 2022 , the amount waived was $358,281.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the year ended December 31, 2022, the Manager waived $257,610 in investment advisory fees pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager – class specific in the Consolidated Statement of Operations. For the year ended December 31, 2022, class specific expense reimbursements were as follows:
Share Class Distribution Fees
Class II ............................................................................................................... 0.15%
Class III ............................................................................................................... 0.25
Distribution
Fees
Class II ......................................................................................................... $ 322,346
Class III ......................................................................................................... 10,604,593
$ 10,926,939
Class I Class II Class III Total
Transfer agent fees - class specific ....................................................... $ 1,129,829 $ 432,005 $ 8,380,000 $ 9,941,834
Class I ................................................................................................................
0.07%
Class II ...............................................................................................................
0.07
Class III ...............................................................................................................
0.07
Fund Name/Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
BlackRock Global Allocation V.I. Fund
Class I ....................................................................................................... $ 527,746
Class II ...................................................................................................... 281,675
Class III ...................................................................................................... 5,409,684
$ 6,219,105

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2022, there were no investment advisory fees waived and/or reimbursed by the Manager pursuant to this agreement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Consolidated Statement of Operations. For
the year ended December 31, 2022, the Fund paid BIM $243,409 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2022, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Consolidated Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the year ended December 31, 2022, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
Class I Class II Class III
Expense Limitations ................................................................. 1.25% 1.40% 1.50%
Purchases ............................................................................................................... $ —
Sales ................................................................................................................... 3,083,609
Net Realized Loss .......................................................................................................... (964,217)

Notes to Consolidated Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
76
7. PURCHASES AND SALES
For the year ended December 31, 2022, purchases and sales of investments including paydowns, mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:
For the year ended December 31, 2022, purchases and sales related to mortgage dollar rolls were $396,526,291 and $396,739,688, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s consolidated financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to net operating loss, income recognized from the Fund’s wholly-owned subsidiary, distributions paid in excess of taxable income and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of December 31, 2022, the tax components of accumulated earnings (loss) were as follows:
(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles, amortization and accretion methods of premiums and discounts on fixed income securities, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency exchange contracts, the accrual of income on securities in default, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income, the accounting for swap agreements, the classification of investments, the characterization of corporate actions, investment in a wholly owned subsidiary and dividends recognized for tax purposes.
(b)
The Fund has elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.
As of December 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), are a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum,
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
BlackRock Global Allocation V.I. Fund ........................................ $ 729,099,745 $ 517,168,306 $ 4,587,049,657 $ 5,786,799,831
Fund Name Paid-in Capital
Accumulated
Earnings (Loss)
BlackRock Global Allocation V.I. Fund ............................................................. $ 105,198,670 $ (105,198,670)
Fund Name
Year Ended
12/31/22
Year Ended
12/31/21
BlackRock Global Allocation V.I. Fund
Ordinary income ........................................................................................... $ 57,790,135 $ 1,026,370,953
Long-term capital gains ...................................................................................... 14,823,619 241,462,651
$ 72,613,754 $ 1,267,833,604
Fund Name
Net Unrealized
Gains (Losses)
(a)
Qualified
Late-year Losses
(b)
Total
BlackRock Global Allocation V.I. Fund ............................................................. $ (272,343,283) $ (28,117,137) $ (300,460,420)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Global Allocation V.I. Fund ................................... $ 5,189,661,696 $ 362,125,878 $ (591,134,147) $ (229,008,269)

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
(b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple
Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2022, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen.
An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of

Notes to Consolidated Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
78
margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Consolidated Schedule of Investments.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”)
or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Fund’s performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the consolidated financial statements.
Year Ended
12/31/22
Year Ended
12/31/21
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Global Allocation V.I. Fund
Class I
Shares sold .............................................
3,117,733 $ 50,824,476 13,012,769 $ 261,474,884
Shares issued in reinvestment of distributions ........................
757,113 10,947,857 12,647,721 229,125,525
Shares redeemed .........................................
(35,940,590) (567,817,357) (5,601,459) (113,320,017)
(32,065,744) $ (506,045,024) 20,059,031 $ 377,280,392
Class II
Shares sold .............................................
553,705 $ 8,746,129 900,403 $ 18,079,557
Shares issued in reinvestment of distributions ........................
185,173 2,662,787 2,079,809 37,510,736
Shares redeemed .........................................
(1,764,299) (27,506,975) (1,085,573) (21,914,587)
(1,025,421) $ (16,098,059) 1,894,639 $ 33,675,706
Class III
Shares sold .............................................
7,398,628 $ 94,607,006 11,012,097 $ 184,863,956
Shares issued in reinvestment of distributions ........................
5,026,194 58,454,632 67,575,364 993,417,296
Shares redeemed .........................................
(117,589,687) (1,493,012,443) (111,493,841) (1,897,037,938)
(105,164,865) $ (1,339,950,805) (32,906,380) $ (718,756,686)
(138,256,030) $ (1,862,093,888) (10,952,710) $ (307,800,588)

Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock Global Allocation V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying consolidated statement of assets and liabilities of BlackRock Global Allocation V.I. Fund of BlackRock Variable Series Funds, Inc.
(the “Fund”), including the consolidated schedule of investments, as of December 31, 2022, the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the
Fund as of December 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2022, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 14, 2023
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in this Report
2022
BlackRock Annual Report to Shareholders
80
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CNH Chinese Yuan Offshore
CNY Chinese Yuan
DKK Danish Krone
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore Dollar
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GUKG1 UK Government Bond 1 Year Note Generic Bid Yield
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
NASDAQ National Association of Securities Dealers Automated
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
REMIC Real Estate Mortgage Investment Conduit
S&P Standard & Poor's
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
TBA To-be-announced

December 31, 2022
Not FDIC Insured - May Lose Value - No Bank Guarantee
2022 Annual Report
BlackRock Variable Series Funds, Inc.
BlackRock Government Money Market V.I. Fund

Money Market Overview
For the 12-Month Period Ended December 31, 2022
2022
BlackRock Annual Report to Shareholders
2
Market Review
2022 began with a heightened sense of uncertainty surrounding the global economy due to the Russia-Ukraine conflict, which spurred continued inflationary pressures through disruptions in trade and food and fuel price shocks. Economic conditions in the United States were tight throughout most of 2022 and several key barometers indicated that the Fed would need to step in. The unemployment rate rose to 4.0% in January 2022 and remained strong, ending the year at 3.5%. The consumer price index
(“CPI”) started the year at 7.5% but decreased to 6.5% by the end of December 2022 largely due to Fed intervention.
Recession fears grew across different economic sectors. At the end of the second and third quarters in 2022, real gross domestic product (“GDP”) decreased at an annual rate of 1.60% and 0.60%, respectively. The strength of the labor market and inflation in the United States prompted the Fed to begin a series of aggressive rates hikes. From
March through December 2022, the Fed hiked rates a total of 425 basis points (or 4.25%) in an effort to stem spiraling price pressures, which had sent inflation to a peak of
9.1% in June 2022. This would prove to be the fastest pace of hikes in over four decades.
In December, the Federal Open Market Committee (the “FOMC” or the “Committee”) reiterated its commitment to return inflation to its 2% objective and that the FOMC again will consider “the cumulative tightening of monetary policy, the lags with which monetary policy affects economic activity and inflation, and economic and financial developments” when “determining the pace of future increases in the target range.” Additionally, the Committee announced that it will continue reducing its holdings of
Treasury securities and agency debt and agency mortgage-backed securities, as described in the Plans for Reducing the Size of the Federal Reserve's Balance Sheet that were issued in May 2022.
Given generally insufficient near-term Treasury bill (“T-bill”) supply and uncertainty surrounding the Fed’s rate hiking path, daily utilization of the Fed’s reverse repurchase agreement (“RRP”) facility surged in 2022, averaging nearly $2 trillion per day. On December 31, 2022 the RRP facility hit an all-time high with a balance of over $2.6 trillion.
The secured overnight financing rate (“SOFR”)—a broad measure of the cost of borrowing cash overnight collateralized by Treasury securities— had been pegged at 0.05%
from January until the FOMC’s first 25 bp rate hike in March 2022, when it rose to 0.30%. SOFR closed 2022 at 4.30% and averaged 1.64% for the year.
The 3-month London Inter-bank Offered Rate (“LIBOR”), which started the year at 0.22%, trended upward in 2022, ending the year at 4.77%. 3-month LIBOR averaged
2.40% throughout the year and hit an all-time high of 4.78% on November 30, 2022. The 3-month LIBOR-Overnight Indexed Swap spread (“L-OIS”) – a gauge of stress in the financial system – hit an all-time low of -0.12% in September 2022 and averaged 0.16% for the year. Industry-wide money market mutual funds (“MMFs”) experienced net inflows of approximately $32 billion during the year. Of this, assets of prime and municipal MMFs experienced $214 billion and $21 billion of inflows, respectively, while government MMFs fell $204 billion.
Portfolio Review
The prevailing investment themes in 2022 included the tightening of monetary policy by the FOMC and other central banks, the large and growing supply versus demand imbalance for front-end securities, and rising inflation. Yields across the balance of the Treasury curve rose as the Fed delivered rate hikes in an attempt to quell inflation.
Since the beginning of this rate hiking cycle, we have preferred a below-neutral profile across our government funds. We continue to remain selective with respect to adding duration until we see more policy certainty from the central bank.
Approaching year-end, the market approached an inflection point. While Chair Jerome Powell and other Committee members continue to push a “hawkish” narrative, market yields toward the back-half of 2023 reflect interest rate cuts. This contrasting movement at the longer points of the Treasury bill curve versus FOMC rhetoric indicates market concerns that an over-tightening of policy will force the FOMC to reverse course midpoint next year.
Outlook
A short-term outlook for inflation above the FOMC’s preferred range and “hawkish” rhetoric from officials suggests increases in the target range for the federal funds rate further into “restrictive territory” are possible through at least the midpoint of 2023. The market has been in a near constant state of repricing since the FOMC first lifted rates off the zero lower bound. Pricing volatility should persist at least until the FOMC reaches its terminal rate. Continued defensive positioning by investors will likely contribute, in our estimation, to elevated usage of the Federal Reserve’s Overnight Reverse Repurchase Agreement Program by eligible counterparties.
The U.S. Treasury is approaching its borrowing limit. This event will negatively impact issuance of net new Treasury Bill supply. The U.S. Treasury can invoke “extraordinary measures” to expand borrowing capacity which would temporarily increase net new supply. Ultimately, Congress would need to act on the debt ceiling before the U.S.
Treasury exhausts all accounting measures. At this time, our estimate is that the true borrowing limit could be reached toward the end of 2023.
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

Fund Summary
as of December 31, 2022
3
Fund Summary
BlackRock Government Money Market V.I. Fund
Investment Objective
BlackRock Government Money Market V.I. Fund’s (the “Fund”) investment objective is to seek to preserve capital, maintain liquidity and achieve the highest possible current income consistent with the foregoing.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Fund Information
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(07/01/22)
Ending
Account Value
(12/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(07/01/22)
Ending
Account Value
(12/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,012.90 $ 1.52 $ 1,000.00 $ 1,023.69 $ 1.53 0.30%
(a)
Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yield 7-Day Yield
BlackRock Government Money Market V.I. Fund ..... 3.88% 3.88%
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
Repurchase Agreements ............................... 46.7%
U.S. Government Sponsored Agency Obligations .............. 43.2
U.S. Treasury Obligations .............................. 9.2
Other Assets Less Liabilities ............................ 0.9

2022
BlackRock Annual Report to Shareholders
BlackRock Government Money Market V.I. Fund
4
(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2022
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Obligations
Federal Farm Credit Bank Bonds,
2.25%, 06/07/23 ................ USD 625 $ 624,978
Federal Farm Credit Bank Discount Notes,
4.20%, 03/16/23
(a)
............... 1,505 1,491,635
Federal Farm Credit Bank Variable Rate
Notes
(b)
(SOFR 1 Day + 0.03%), 4.33% ,  01/12/23 . 2,285 2,284,997
(SOFR 1 Day + 0.06%), 4.36% ,  01/20/23 . 505 505,000
(SOFR 1 Day + 0.04%), 4.34% ,  07/12/23 . 260 259,993
(SOFR 1 Day + 0.03%), 4.33% ,  07/25/23 . 1,270 1,269,978
(SOFR 1 Day + 0.05%), 4.35% ,  08/22/23 . 1,940 1,940,000
(SOFR 1 Day + 0.05%), 4.35% ,  09/28/23 . 1,305 1,305,000
(SOFR 1 Day + 0.05%), 4.34% ,  10/16/23 . 2,170 2,170,000
(SOFR 1 Day + 0.06%), 4.36% ,  11/22/23 . 2,405 2,405,000
(SOFR 1 Day + 0.06%), 4.35% ,  01/10/24 . 115 115,000
(SOFR 1 Day + 0.05%), 4.34% ,  02/20/24 . 8,000 8,000,000
(SOFR 1 Day + 0.05%), 4.35% ,  05/09/24 . 2,190 2,190,000
(SOFR 1 Day + 0.10%), 4.40% ,  08/01/24 . 975 975,000
(SOFR 1 Day + 0.09%), 4.39% ,  08/26/24 . 4,290 4,290,000
Federal Home Loan Bank Bonds
3.25% ,  01/09/23 ................. 5,155 5,154,975
3.41% ,  02/10/23 ................. 2,455 2,454,872
2.08% ,  02/13/23 ................. 3,510 3,510,000
3.38% ,  09/01/23 ................. 3,200 3,195,398
Federal Home Loan Bank Discount Notes
(a)
4.17% ,  03/08/23 ................. 2,685 2,663,563
4.20% ,  03/15/23 ................. 3,560 3,528,020
Federal Home Loan Bank Variable Rate
Notes
(b)
(SOFR 1 Day + 0.01%), 4.31% ,  01/04/23 . 10,300 10,300,000
(SOFR 1 Day + 0.01%), 4.31% ,  01/17/23 . 10,405 10,405,000
(SOFR 1 Day + 0.01%), 4.31% ,  01/25/23 . 16,970 16,970,000
(SOFR 1 Day + 0.03%), 4.33% ,  02/03/23 . 12,500 12,500,000
(SOFR 1 Day + 0.06%), 4.35% ,  02/03/23 . 1,300 1,300,000
(SOFR 1 Day + 0.03%), 4.33% ,  02/06/23 . 15,000 15,000,000
(SOFR 1 Day + 0.04%), 4.34% ,  02/13/23 . 8,175 8,175,000
(SOFR 1 Day + 0.04%), 4.34% ,  02/17/23 . 5,095 5,095,000
(SOFR 1 Day + 0.02%), 4.31% ,  03/02/23 . 7,130 7,130,000
(SOFR 1 Day + 0.03%), 4.33% ,  03/02/23 . 7,175 7,175,000
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Obligations (continued)
(SOFR 1 Day + 0.06%), 4.35% ,  03/10/23 . USD 3,225 $ 3,225,000
(SOFR 1 Day + 0.02%), 4.32% ,  03/13/23 . 9,400 9,400,000
(SOFR 1 Day + 0.01%), 4.31% ,  03/23/23 . 6,125 6,125,000
(SOFR 1 Day + 0.07%), 4.37% ,  03/27/23 . 2,245 2,245,000
(SOFR 1 Day + 0.07%), 4.37% ,  03/28/23 . 800 800,000
(SOFR 1 Day + 0.06%), 4.36% ,  04/10/23 . 4,675 4,675,000
(SOFR 1 Day + 0.06%), 4.36% ,  04/18/23 . 10,600 10,600,000
(SOFR 1 Day + 0.02%), 4.32% ,  05/02/23 . 605 605,000
(SOFR 1 Day + 0.09%), 4.39% ,  05/23/23 . 3,100 3,100,000
Total U.S. Government Sponsored Agency Obligations — 43.2%
(Cost: $185,158,409) ............................. 185,158,409
U.S. Treasury Obligations
U.S. Treasury Bills
(a)
2.44%, 01/12/23 ................. 7,495 7,488,874
3.36%, 01/26/23 ................. 1,770 1,769,226
4.02%, 03/16/23 ................. 6,920 6,870,712
2.16%, 05/18/23 ................. 730 724,166
4.57%, 11/30/23 ................. 1,115 1,069,955
U.S. Treasury Notes
(US Treasury 3 Month Bill Money Market
Yield + 0.05%), 4.45%, 01/31/23
(b)
... 1,853 1,853,021
0.13%, 02/28/23 ................. 9,100 9,072,943
2.63%, 02/28/23 ................. 3,865 3,872,974
0.13%, 04/30/23 ................. 585 581,189
1.75%, 05/15/23 ................. 1,110 1,108,213
(US Treasury 3 Month Bill Money Market
Yield + 0.03%), 4.43%, 07/31/23
(b)
... 5,000 5,000,088
Total U.S. Treasury Obligations — 9.2%
(Cost: $39,411,361) .............................. 39,411,361
Total Repurchase Agreements — 46.7%
(Cost: $200,500,000) ............................. 200,500,000
Total Investments — 99.1%
(Cost: $425,069,770 )
(c)
............................ 425,069,770
Other Assets Less Liabilities — 0.9% ................... 3,863,685
Net Assets — 100.0% ..............................
$ 428,933,455
(a)
Rates are the current rate or a range of current rates as of period end.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Cost for U.S. federal income tax purposes.
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
A t Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ..... 4.30% 12/30/22 01/03/23 $ 33,000 $ 33,000 $ 33,015,767
U.S. Government
Sponsored Agency
Obligations, 2.50% to
5.00%, due 05/20/41 to
05/20/50 ......... $ 38,980,659 $ 33,660,000
$ – $ –

BlackRock Government Money Market V.I. Fund
Schedule of Investments
5
Schedule of Investments
(continued)
December 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
BNP Paribas SA ...... 4.30% 12/30/22 01/03/23 $ 27,000 $ 27,000 $ 27,012,900
U.S. Government
Sponsored Agency
Obligations, 2.50% to
6.50%, due 10/15/26 to
12/20/52 ......... $ 150,623,672 $ 27,540,010
$ – $ –
JP Morgan Securities LLC 4.27 12/30/22 01/03/23 25,000 25,000 25,011,861
U.S. Treasury
Obligations, 0.00% to
3.13%, due 02/09/23 to
08/15/52 ......... 26,752,100 25,500,001
4.33
(a)
12/30/22 01/10/23 3,500 3,500 3,504,631
U.S. Government
Sponsored Agency
Obligations, 0.41% to
4.00%, due 12/25/27 to
11/16/52 ......... 473,414,191 3,675,000
$ – $ –
$ 28,500 $ 29,175,001
$ – $ –
Mizuho Securities USA
LLC ............. 4.30 12/30/22 01/03/23 25,000 25,000 25,011,944
U.S. Treasury
Obligations, 1.75% to
3.13%, due 06/30/24 to
08/31/27 ......... 26,292,600 25,500,095
$ – $ –
Morgan Stanley & Co. LLC 4.30 12/30/22 01/03/23 30,000 30,000 30,014,333
U.S. Government
Sponsored Agency
Obligations, 0.00% to
6.50%, due 03/24/23 to
01/01/53 ......... 65,320,939 30,840,068
$ – $ –
Societe Generale SA ... 4.25 12/30/22 01/03/23 30,000 30,000 30,014,167
U.S. Treasury
Obligation, 0.00%, due
05/11/23 ......... 31,114,600 30,600,058
$ – $ –
TD Securities USA LLC .. 4.27 12/30/22 01/03/23 27,000 27,000 27,012,810
U.S. Treasury
Obligations, 1.25% to
2.88%, due 08/15/23 to
10/31/28 ......... 30,248,600 27,540,039
$ – $ –
$ 200,500 $ 204,855,271
$ – $ –
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Repurchase Agreements ................................... $ — $ 200,500,000 $ — $ 200,500,000
U.S. Government Sponsored Agency Obligations ................... — 185,158,409 — 185,158,409
U.S. Treasury Obligations ................................... — 39,411,361 — 39,411,361
$ — $ 425,069,770 $ — $ 425,069,770

Statement of Assets and Liabilities

December 31, 2022
2022
BlackRock Annual Report to Shareholders
6
BlackRock
Government
Money Market V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 224,569,770
Cash ............................................................................................................. 6,433,222
Repurchase agreements, at value
(b)
......................................................................................... 200,500,000
Receivables: –
Capital shares sold ................................................................................................... 38,935
Interest — unaffiliated ................................................................................................. 1,142,323
Prepaid expenses ..................................................................................................... 2,232
Other assets ......................................................................................................... 91,740
Total assets .........................................................................................................
432,778,222
LIABILITIES
Payables: –
Capital shares redeemed ............................................................................................... 3,580,244
Investment advisory fees .............................................................................................. 85,761
Directors' and Officer's fees ............................................................................................. 177
Professional fees .................................................................................................... 36,003
Other accrued expenses ............................................................................................... 142,582
Total liabilities ........................................................................................................
3,844,767
NET ASSETS ........................................................................................................
$ 428,933,455
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 428,923,507
Accumulated earnings .................................................................................................. 9,948
NET ASSETS ........................................................................................................
$ 428,933,455
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 224,569,770
(b)
  Repurchase agreements, at cost ......................................................................................... $ 200,500,000
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2022
7
Financial Statements
See notes to financial statements.
BlackRock
Government
Money Market V.I.
Fund
NET ASSET VALUE
Class I
Net assets ..........................................................................................................
$ 428,933,455
Shares outstanding ...................................................................................................
428,923,043
Net asset value ......................................................................................................
$ 1.00
Shares authorized ....................................................................................................
3.3 billion
Par value ..........................................................................................................
$ 0.10

Statement of Operations

Year Ended December 31, 2022
2022
BlackRock Annual Report to Shareholders
8
See notes to financial statements.
BlackRock
Government
Money Market V.I.
Fund
INVESTMENT INCOME
Interest — unaffiliated ................................................................................................. $ 7,867,156
Total investment income .................................................................................................
7,867,156
EXPENSES
Investment advisory .................................................................................................. 2,274,943
Printing and postage ................................................................................................. 99,796
Professional ....................................................................................................... 52,811
Accounting services .................................................................................................. 42,581
Custodian ......................................................................................................... 14,221
Directors and Officer ................................................................................................. 10,090
Transfer agent ...................................................................................................... 5,000
Miscellaneous ...................................................................................................... 3,550
Total expenses .......................................................................................................
2,502,992
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (1,300,331)
Total expenses after fees waived and/or reimbursed ..............................................................................
1,202,661
Net investment income ..................................................................................................
6,664,495
REALIZED GAIN (LOSS) $ 8,514
Net realized gain from investments ........................................................................................ 8,517
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 6,673,012

Statements of Changes in Net Assets
9
Financial Statements
See notes to financial statements.
BlackRock Government Money Market
V.I. Fund
Year Ended 12/31/22 Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 6,664,495  $ 19
Net realized gain .................................................................................. 8,517  5,164
Net increase in net assets resulting from operations ............................................................. 6,673,012  5,183
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ................................................... (6,664,495) (17,729)
CAPITAL TRANSACTIONS
Net proceeds from sale of shares ......................................................................... 237,832,814  157,939,604
Reinvestment of distributions ............................................................................ 6,755,884  17,729
Cost s of shares redeemed .............................................................................. (165,071,706) (69,934,470)
Net increase in net assets derived from capital transactions ....................................................... 79,516,992  88,022,863
NET ASSETS
Total increase in net assets ............................................................................. 79,525,509  88,010,317
Beginning of year .................................................................................... 349,407,946  261,397,629
End of year ........................................................................................
$ 428,933,455  $ 349,407,946
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders
10
BlackRock Government Money Market V.I. Fund
Class I
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of year ................................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .......................................
0.0146  0.0000
(a)
0.0032  0.0196  0.0160
Net realized gain (loss) .......................................
(0.0008)
(b)
0.0001  0.0002  0.0000
(a )
(0.0001)
Net increase from investment operations ............................. 0.0138  0.0001  0.0034  0.0196  0.0159
Distributions
(c)
– – – – –
From net investment income ...................................
(0.0138) (0.0001) (0.0034) (0.0196) (0.0159)
From net realized gain ........................................
(0.0000)
(d)
(0.0000)
(d)
(0.0000)
(d)
(0.0000)
(d)
—
Total distributions ............................................ (0.0138) (0.0001) (0.0034) (0.0196) (0.0159)
Net asset value, end of year .................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
— — — — —
Based on net asset value ....................................... 1.41% 0.01% 0.34% 1.98% 1.61%
Ratios to Average Net Assets
Total expenses ..............................................
0.55% 0.56% 0.65% 0.64% 0.80%
(f)
Total expenses after fees waived and/or reimbursed .....................
0.26% 0.08% 0.24% 0.30% 0.30%
(f)
Net investment income ........................................
1.46% 0.00%
(g)
0.32% 1.96% 1.60%
Supplemental Data
Net assets, end of year (000) ..................................... $ 428,933  $ 349,408  $ 261,398  $ 201,318  $ 199,439
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(f)
Includes reorganization costs associated with the Fund's reorganization.  Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.72%
and 0.29%, respectively.
(g)
Amount is less than 0.005%.
See notes to financial statements.

Notes to Financial Statements
11
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Government
Money Market V.I. Fund (the “Fund”). The Fund is classified as diversified.
The Fund operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. The Fund is not subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund's weekly liquid assets.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund are charged to the Fund. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. The Fund seeks to maintain its net asset value (“NAV”) per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services.  Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Repurchase agreements are valued at amortized cost, which approximates market value.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
12
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third-party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund, respectively.
In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.
Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations. For the year ended December 31, 2022 , the Fund did not pay any amounts to affiliates in return for these services.
Expense Limitations, Waivers and Reimbursements: The Manager has voluntarily agreed to waive a portion of its investment advisory fees and/or reimburse operating expenses to enable the Fund to maintain minimum levels of daily net investment income if applicable. These amounts, if any, are reported in the Statement of Operations as fees waived and/or reimbursed by the Manager. The Manager may discontinue the waiver and/or reimbursement at any time. For the year  ended December 31, 2022 , fees waived and/or reimbursed by the Manager under this agreement was $162,305.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”), to 0.30% of average daily net assets.
The Manager has agreed not to reduce or discontinue the contractual expense limitation through June 30, 2023, unless approved by the Board of Directors of the Company, including a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2022, the Manager waived and/or reimbursed investment advisory fees of $1,138,026, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.500%
$1 billion - $2 billion ..................................................................................................... 0.450
$2 billion - $3 billion ..................................................................................................... 0.400
$3 billion - $4 billion ..................................................................................................... 0.375
$4 billion - $7 billion ..................................................................................................... 0.350
$7 billion - $10 billion .................................................................................................... 0.325
$10 billion - $15 billion ................................................................................................... 0.300
Greater than $15 billion ................................................................................................... 0.290

Notes to Financial Statements
(continued)
13
Notes to Financial Statements
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
6. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
The tax character of distributions paid was as follows:
As of December 31, 2022, the tax components of accumulated earnings (loss) were as follows:
7.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen.
An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in
Fund Name
Year Ended
12/31/22
Year Ended
12/31/21
BlackRock Government Money Market V.I. Fund
Ordinary income ........................................................................................... $ 6,664,495 $ 17,729
Fund Name
Undistributed
Ordinary
Income
BlackRock Government Money Market V.I. Fund .................................................................................. $ 9,948

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
14
markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
8. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares were as follows:
9. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/22
Year Ended
12/31/21
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Government Money Market V.I. Fund
Class I
Shares sold .............................................
237,832,814 $ 237,832,814 157,939,604 $ 157,939,604
Shares issued in reinvestment of distributions ........................
6,755,884 6,755,884 17,729 17,729
Shares redeemed .........................................
(165,071,706) (165,071,706) (69,934,470) (69,934,470)
79,516,992 $ 79,516,992 88,022,863 $ 88,022,863

Report of Independent Registered Public Accounting Firm
15
Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock Government Money Market V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Government Money Market V.I. Fund of BlackRock Variable Series Funds, Inc. (the
“Fund”), including the schedule of investments, as of December 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2022, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 14, 2023
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in this Report
2022
BlackRock Annual Report to Shareholders
16
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
SOFR Secured Overnight Financing Rate

December 31, 2022
Not FDIC Insured - May Lose Value - No Bank Guarantee
2022 Annual Report
BlackRock Variable Series Funds, Inc.
BlackRock International Index V.I. Fund

Fund Summary
as of December 31, 2022
2022
BlackRock Annual Report to Shareholders
2
BlackRock International Index V.I. Fund
Investment Objective
BlackRock International Index V.I. Fund’s (the “Fund”) investment objective is to seek to match the performance of the MSCI EAFE Index (Europe, Australasia, Far East)
(the “MSCI EAFE Index” or the “Underlying Index”) in U.S. dollars with net dividends as closely as possible before the deduction of Fund expenses.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2022, the Fund’s Class I and Class III Shares returned (14.35)% and (14.59)%, respectively. The MSCI EAFE Index returned
(14.45)% for the same period. The MSCI EAFE Index is a free-float adjusted, market-capitalization weighted index designed to measure equity performance of developed markets, excluding the United States and Canada.
Describe the market environment?
As developed markets started recovering from the Omicron Variant, investors’ attention shifted to rising inflation rates, the spike in commodity prices, and the financial and economic implications of the Russian invasion of Ukraine in February 2022. Those concerns dampened investors’ sentiment and market performance over the first quarter.
In response to rising inflation rates, the European Central Bank (“ECB”) announced their plan to end bond purchasing by the end of September 2022. Annual inflation in the eurozone rose from 5.9% in February 2022 to 7.5% in March 2022, fueled by increasing commodity prices. In the U.K., the Bank of England raised the interest rate by
0.5% over the quarter on top of an additional 0.15% raise in December 2021. The U.K. equity market proved more resilient than its developed markets peers, supported by its exposure to energy and materials.
In Japan, the manufacturing sector continued to suffer from supply chain disruption and the semiconductor shortage. The yen weakened and reached a six-year low against the U.S. dollar in March 2022.
Rising inflation and recession fears weighed down on developed markets performance. Global geopolitical tension intensified as the war in Ukraine continued with no sign of resolution. European countries were directly impacted by the reduction in gas supply from Russia and increased gas prices — peaking in the first half of June 2022 and driving inflation higher. Germany announced its energy emergency plan to prioritize industrial users with the allocation of gas supply. Similarly, the U.K. unveiled its new measures to help households facing larger energy bills in the upcoming fall.
As a result of the ongoing elevated inflation, the Bank of England raised the U.K. base rate to 1.25% in June 2022. In Europe, the ECB indicated a first-rate hike would likely be in July 2022, along with an end to the asset purchase plan early in Q3 2022. In Japan, the Yen weakened against the U.S. dollar breaching the 130 level for the first time in the last two decades as Bank of Japan kept its accommodative monetary policy unchanged.
Developed equity markets came under downward pressure over the quarter as recession fears remained elevated. Central banks’ hawkish tone on bringing inflation rates down, despite inherent risk to the growth outlook, weighed down on both equity and bond markets over the quarter. The energy crisis in Europe intensified worries over supply and high costs.
In the Eurozone, recession loomed amid the intensifying energy crisis. This increased geopolitical tension weakened the euro, which dropped to parity with the U.S. dollar for the first time since the 1980’s. Inflation continued to rise particularly in the form of high gas and electricity prices. The ECB hiked policy rates by 0.75% in September 2022 with an expectation to bring the rates to 2% by year end.
In the U.K., the Bank of England (“BoE”) used further tightening to contain inflation, even though a recession is expected to start in the fourth quarter of 2022. U.K. markets reacted negatively to the fiscal policy announced by the new formed government.
The Japanese yen depreciated over the quarter as the Bank of Japan (“BoJ”) kept the policy rate unchanged. The Ministry of Finance intervened in the currency markets for the first time since 1998 which weighed down on investor sentiment and pushed equities into negative territory.
Ongoing concerns about an economic recession, tighter monetary policy, and geopolitical tension remained elevated over the fourth quarter. Developed markets posted strong positive gains on the back of optimism that inflation rates across developed markets had already peaked, and central banks would slow down the pace of tightening.
However, in December 2022 central banks reiterated their plans to further tighten their monetary policy in their battle against high inflation rates.
In Europe, easing inflation pressures and the resolution of the fiscal and political turmoil in the U.K. supported the market performance during the quarter. BoE and the ECB raised interest rates over the fourth quarter to 3.5% and 2.0% respectively.
In Japan, companies reported strong earnings supported by weakened yen against the U.S. dollar. The BoJ surprised the market by loosening its yield curve control by 25 basis points as it dealt with the highest inflation in over 40 years.
From a sector perspective, energy (+27.67%), financials (-4.54%), and materials (-10.41%) were among the best performers. Real estate (-20.89%), consumer discretionary
(-22.32%), and information technology (-32.37%) were among the worst performers.
Describe recent portfolio activity.
During the 12-month period, as changes were made to the composition of the MSCI EAFE Index, the Fund purchased and sold securities to maintain its objective of matching the risks and return of the Underlying Index.

Fund Summary
as of December 31, 2022 (continued)
3
Fund Summary
BlackRock International Index V.I. Fund
Describe portfolio positioning at period end.
The Fund remains positioned to match the risk characteristics of the Underlying Index, irrespective of the market’s future direction.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
GROWTH OF $10,000 INVESTMENT
(a)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance-related fees and expenses. The returns for Class III Shares prior to February 9, 2021, the commencement of operations of Class III Shares, are based upon the performance of the Fund’s Class I Shares, as adjusted to reflect the distribution (12b-1)
fees applicable to Class III Shares.
(b)
Under normal circumstances, the Fund invests at least 90% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the MSCI EAFE Index. On October 29, 2018, the Fund acquired all of the assets and assumed certain stated liabilities of the International Equity Index Fund (the
“Predecessor Fund”), a series of State Farm Variable Product Trust, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization; accordingly, the Fund assumed the performance and financial history of the Predecessor Fund upon completion of the Reorganization.
(c)
An equity index which captures large- and mid-cap representation across certain developed markets countries around the world, excluding the United States and Canada. The index covers approximately 85% of the free float adjusted market capitalization in each country.

Fund Summary
as of December 31, 2022 (continued)
2022
BlackRock Annual Report to Shareholders
4
BlackRock International Index V.I. Fund
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
Class I
(b) (c)
............................................................................. (14.35)% 1.56% 4.40%
Class III
(b) (c)(d)
........................................................................... (14.59) 1.29 4.13
MSCI EAFE Index ...................................................................... (14.45) 1.54 4.67
(a)
For a portion of the period, the Fund’s investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.
(b)
Average annual total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance -
related fees and expenses are not reflected in these returns.
(c)
On October 29, 2018, the Fund acquired all of the assets and assumed certain stated liabilities of the Predecessor Fund, a series of State Farm Variable Product Trust, through the
Reorganization. The Predecessor Fund is the performance and accounting survivor of the Reorganization; accordingly, the Fund assumed the performance and financial history of the
Predecessor Fund upon completion of the Reorganization.
(d)
The returns for Class III Shares prior to February 9, 2021, the commencement of operations of Class III Shares, are based upon the performance of the Fund’s Class I Shares, as adjusted to reflect the distribution (12b-1) fees applicable to Class III Shares.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(07/01/22)
Ending
Account Value
(12/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(07/01/22)
Ending
Account Value
(12/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,059.50 $ 1.40 $ 1,000.00 $ 1,023.84 $ 1.38 0.27%
Class III .................................. 1,000.00 1,057.00 2.70 1,000.00 1,022.58 2.65 0.52
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
GEOGRAPHIC ALLOCATION
Country/Geographic Region
Percent of
Net Assets
Japan ........................................... 21.7%
United Kingdom ..................................... 11.7
France ........................................... 10.9
Australia .......................................... 8.2
Germany ......................................... 7.9
United States ...................................... 6.5
Switzerland ........................................ 5.8
Netherlands ....................................... 5.3
Sweden .......................................... 3.1
Denmark ......................................... 3.0
Hong Kong ........................................ 2.8
Spain ............................................ 2.5
Italy ............................................. 2.0
Singapore ......................................... 1.6
Finland .......................................... 1.3
Other
(a)
........................................... 4.9
Short-Term Securities ................................. 1.4
Liabilities in Excess of Other Assets ....................... (0.6)
(a)
Includes holdings within countries that are 1% or less of net assets. Please refer to
Schedule of Investments for such countries.

Disclosure of Expenses
5
Disclosure of Expenses / Derivative Financial Instruments
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the
Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.  The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2022
BlackRock Annual Report to Shareholders
BlackRock International Index V.I. Fund
6
(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2022
Security
Shares
Shares Value
Common Stocks
Australia — 8.2%
Ampol Ltd. .................. 3,135 $ 60,262
ANZ Group Holdings Ltd. ........ 38,055 613,025
APA Group
(a)
................. 15,282 111,702
Aristocrat Leisure Ltd. ........... 7,630 157,222
ASX Ltd. ................... 2,583 118,963
Aurizon Holdings Ltd. ........... 23,960 60,701
BHP Group Ltd. ............... 64,424 1,995,659
BlueScope Steel Ltd. ........... 6,134 69,911
Brambles Ltd. ................ 18,347 150,456
Cochlear Ltd. ................ 828 114,353
Coles Group Ltd. .............. 16,964 192,298
Commonwealth Bank of Australia ... 21,561 1,497,516
Dexus
(a)
.................... 14,431 75,764
Endeavour Group Ltd. .......... 17,790 77,421
Flutter Entertainment plc
(b)
........ 2,126 291,329
Fortescue Metals Group Ltd. ...... 21,176 295,980
Glencore plc ................. 125,349 835,908
Goodman Group .............. 21,570 253,671
GPT Group (The)
(a)
............. 23,998 68,443
IDP Education Ltd. ............. 2,611 48,119
IGO Ltd. .................... 8,667 79,280
Insurance Australia Group Ltd. ..... 31,789 102,191
Lendlease Corp. Ltd.
(a)
.......... 8,407 44,625
Lottery Corp. Ltd. (The)
(b)
........ 27,737 84,545
Macquarie Group Ltd. ........... 4,669 527,076
Medibank Pvt Ltd. ............. 35,917 71,656
Mineral Resources Ltd. .......... 2,132 111,837
Mirvac Group
(a)
............... 49,339 71,380
National Australia Bank Ltd. ....... 40,893 830,275
Newcrest Mining Ltd. ........... 11,178 156,741
Northern Star Resources Ltd. ...... 15,205 113,784
Orica Ltd. ................... 5,916 60,488
Origin Energy Ltd. ............. 21,517 112,618
Pilbara Minerals Ltd.
(b)
.......... 32,264 81,700
Qantas Airways Ltd.
(b)
........... 12,572 50,888
QBE Insurance Group Ltd. ....... 18,704 169,677
Ramsay Health Care Ltd. ........ 2,295 100,776
REA Group Ltd. ............... 701 52,720
Reece Ltd. .................. 2,861 27,348
Rio Tinto Ltd. ................ 4,761 375,765
Rio Tinto plc ................. 14,171 997,412
Santos Ltd. .................. 39,935 196,408
Scentre Group ................ 66,680 129,797
SEEK Ltd. .................. 4,001 56,881
Sonic Healthcare Ltd. ........... 5,750 117,018
South32 Ltd. ................. 59,618 163,450
Stockland
(a)
.................. 29,531 72,731
Suncorp Group Ltd. ............ 15,622 127,301
Telstra Group Ltd. ............. 51,980 140,577
Transurban Group
(a)
............ 38,669 340,204
Treasury Wine Estates Ltd. ....... 9,555 88,273
Vicinity Ltd. .................. 52,795 71,289
Washington H Soul Pattinson & Co. Ltd. 2,711 50,862
Wesfarmers Ltd. .............. 14,469 451,249
Westpac Banking Corp. ......... 44,011 696,760
WiseTech Global Ltd. ........... 1,912 65,758
Woodside Energy Group Ltd. ...... 23,895 578,694
Woolworths Group Ltd. .......... 15,199 347,076
15,005,813
Austria — 0.2%
Erste Group Bank AG ........... 4,223 135,116
Mondi plc ................... 6,082 102,852
OMV AG ................... 1,883 96,863
Security
Shares
Shares Value
Austria (continued)
Verbund AG ................. 878 $ 73,805
voestalpine AG ............... 1,524 40,369
449,005
Belgium — 0.9%
Ageas SA/NV ................ 2,041 90,563
Anheuser-Busch InBev SA/NV
(c)
.... 11,054 665,793
D'ieteren Group ............... 313 60,069
Elia Group SA/NV ............. 423 60,135
Groupe Bruxelles Lambert NV ..... 477 38,291
Groupe Bruxelles Lambert NV ..... 873 69,768
KBC Group NV ............... 3,224 207,578
Sofina SA ................... 198 43,719
Solvay SA ................... 973 98,376
UCB SA .................... 1,583 124,730
Umicore SA ................. 2,657 97,724
Warehouses De Pauw CVA ....... 1,870 53,570
1,610,316
Brazil — 0.0%
Yara International ASA .......... 2,127 93,411
Chile — 0.0%
Antofagasta plc ............... 4,848 90,501
China — 0.6%
BOC Hong Kong Holdings Ltd. ..... 46,500 157,858
Budweiser Brewing Co. APAC Ltd.
(d)(e)
22,100 69,085
ESR Group Ltd.
(d)(e)
............ 25,200 52,682
Prosus NV
(b)
................. 10,579 730,411
SITC International Holdings Co. Ltd. . 17,000 37,679
Wilmar International Ltd. ......... 22,600 70,407
Xinyi Glass Holdings Ltd. ........ 21,000 38,799
1,156,921
Denmark — 3.0%
AP Moller - Maersk A/S, Class A .... 41 90,358
AP Moller - Maersk A/S, Class B .... 67 149,987
Carlsberg A/S, Class B .......... 1,232 163,421
Chr Hansen Holding A/S ......... 1,315 94,592
Coloplast A/S, Class B .......... 1,524 178,541
Danske Bank A/S .............. 8,480 167,252
Demant A/S
(b)
................ 1,367 38,120
DSV A/S .................... 2,414 381,743
Genmab A/S
(b)
................ 828 350,074
Novo Nordisk A/S, Class B ....... 21,053 2,859,325
Novozymes A/S, Class B ......... 2,560 129,878
Orsted A/S
(d)(e)
................ 2,416 218,420
Pandora A/S ................. 1,226 86,656
ROCKWOOL A/S, Class B ....... 102 23,878
Tryg A/S .................... 4,545 108,014
Vestas Wind Systems A/S ........ 12,748 371,868
5,412,127
Finland — 1.3%
Elisa OYJ ................... 1,747 92,600
Fortum OYJ ................. 5,443 90,648
Kesko OYJ, Class B ............ 3,461 76,475
Kone OYJ, Class B ............ 4,203 217,597
Neste OYJ .................. 5,345 246,495
Nokia OYJ .................. 68,376 317,654
Nordea Bank Abp ............. 43,152 462,257
Orion OYJ, Class B ............ 1,385 75,930
Sampo OYJ, Class A ........... 6,059 316,459
Stora Enso OYJ, Class R ........ 7,327 103,307
UPM-Kymmene OYJ ........... 6,733 251,958

BlackRock International Index V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Shares
Shares Value
Finland (continued)
Wartsila OYJ Abp .............. 5,901 $ 49,758
2,301,138
France — 10.9%
Accor SA
(b)
.................. 1,977 49,321
Adevinta ASA
(b)
............... 3,059 20,256
Aeroports de Paris
(b)
............ 395 52,919
Air Liquide SA ................ 6,675 947,419
Airbus SE ................... 7,517 893,790
Alstom SA .................. 3,965 97,010
Amundi SA
(d)(e)
................ 804 45,594
Arkema SA .................. 729 65,570
AXA SA .................... 23,648 658,728
BioMerieux .................. 551 57,890
BNP Paribas SA .............. 13,964 795,099
Bollore SE .................. 11,639 65,043
Bouygues SA ................ 2,914 87,396
Bureau Veritas SA ............. 3,861 101,753
Capgemini SE ................ 2,059 344,216
Carrefour SA ................. 7,725 129,208
Cie de Saint-Gobain ............ 6,290 307,712
Cie Generale des Etablissements
Michelin SCA .............. 8,620 240,130
Covivio .................... 612 36,327
Credit Agricole SA ............. 15,471 162,745
Danone SA .................. 8,255 435,086
Dassault Aviation SA ........... 330 55,966
Dassault Systemes SE .......... 8,402 302,133
Edenred .................... 3,130 170,352
Eiffage SA .................. 1,069 105,151
Electricite de France SA ......... 7,505 96,352
Engie SA ................... 23,207 332,001
EssilorLuxottica SA ............ 3,698 669,221
Eurazeo SE ................. 537 33,432
Gecina SA .................. 601 61,230
Getlink SE .................. 5,724 91,659
Hermes International ........... 404 625,332
Ipsen SA ................... 501 53,888
Kering SA ................... 950 483,482
Klepierre SA
(b)
................ 2,844 65,641
La Francaise des Jeux SAEM
(d)(e)
... 1,366 54,966
Legrand SA ................. 3,421 274,302
L'Oreal SA .................. 3,080 1,102,941
LVMH Moet Hennessy Louis Vuitton SE 3,521 2,562,208
Orange SA .................. 25,324 251,268
Pernod Ricard SA ............. 2,622 515,807
Publicis Groupe SA
(b)
........... 2,949 188,389
Remy Cointreau SA ............ 300 50,584
Renault SA
(b)
................. 2,327 77,649
Safran SA ................... 4,315 540,471
Sanofi ..................... 14,507 1,398,861
Sartorius Stedim Biotech ......... 340 110,489
SEB SA .................... 330 27,688
Societe Generale SA ........... 10,298 258,312
Sodexo SA .................. 1,160 110,987
Teleperformance .............. 735 175,713
Thales SA ................... 1,328 169,677
TotalEnergies SE .............. 31,643 1,986,332
Ubisoft Entertainment SA
(b)
....... 1,162 32,828
Unibail-Rodamco-Westfield
(a)(b)
..... 1,573 82,230
Valeo ...................... 2,890 51,638
Veolia Environnement SA ........ 8,346 214,446
Vinci SA .................... 6,839 681,759
Vivendi SE .................. 9,782 93,447
Wendel SE .................. 293 27,369
Security
Shares
Shares Value
France (continued)
Worldline SA
(b)(d)(e)
............. 3,016 $ 118,114
19,897,527
Germany — 7.4%
adidas AG .................. 2,173 294,499
Allianz SE (Registered) .......... 5,211 1,112,850
Aroundtown SA
(c)
.............. 12,558 29,253
BASF SE ................... 11,740 578,062
Bayer AG (Registered) .......... 12,414 638,950
Bayerische Motoren Werke AG .... 4,197 371,582
Bechtle AG .................. 1,038 36,691
Beiersdorf AG ................ 1,247 142,497
Brenntag SE ................. 2,046 130,483
Carl Zeiss Meditec AG .......... 529 66,492
Commerzbank AG
(b)
............ 13,381 125,107
Continental AG ............... 1,422 84,772
Covestro AG
(d)(e)
............... 2,490 97,000
Daimler Truck Holding AG
(b)
....... 5,690 174,920
Deutsche Bank AG (Registered) .... 26,090 293,292
Deutsche Boerse AG ........... 2,407 414,462
Deutsche Lufthansa AG (Registered)
(b)
8,000 65,944
Deutsche Post AG (Registered) .... 12,528 468,881
Deutsche Telekom AG (Registered) . 41,111 817,969
E.ON SE ................... 28,677 285,107
Evonik Industries AG ........... 2,692 51,347
Fresenius Medical Care AG & Co.
KGaA ................... 2,588 84,531
Fresenius SE & Co. KGaA ........ 5,288 147,704
GEA Group AG ............... 1,958 79,627
Hannover Rueck SE ............ 747 147,389
HeidelbergCement AG .......... 1,850 104,830
HelloFresh SE
(b)
............... 2,085 45,505
Henkel AG & Co. KGaA ......... 1,392 89,456
Infineon Technologies AG ........ 16,615 504,962
Knorr-Bremse AG ............. 925 50,322
LEG Immobilien SE ............ 886 57,784
Mercedes-Benz Group AG ........ 10,244 669,906
Merck KGaA ................. 1,648 317,966
MTU Aero Engines AG .......... 695 149,519
Muenchener Rueckversicherungs-
Gesellschaft AG (Registered) .... 1,782 576,425
Nemetschek SE ............... 741 37,885
Puma SE ................... 1,324 80,027
Rational AG ................. 65 38,599
Rheinmetall AG ............... 547 108,895
RWE AG ................... 8,207 362,813
SAP SE .................... 13,215 1,364,326
Scout24 SE
(d)(e)
............... 1,127 56,726
Siemens AG (Registered) ........ 9,743 1,343,085
Siemens Energy AG ............ 5,481 102,912
Siemens Healthineers AG
(d)(e)
...... 3,577 178,427
Symrise AG ................. 1,720 186,801
Telefonica Deutschland Holding AG . 13,365 32,825
United Internet AG (Registered) .... 1,075 21,677
Volkswagen AG ............... 401 62,907
Vonovia SE .................. 9,148 215,494
Zalando SE
(b)(d)(e)
.............. 2,782 97,940
13,597,425
Hong Kong — 2.8%
AIA Group Ltd. ............... 152,354 1,682,505
CK Asset Holdings Ltd. .......... 25,159 154,304
CK Infrastructure Holdings Ltd. ..... 9,000 46,962
CLP Holdings Ltd. ............. 20,783 151,416
Futu Holdings Ltd., ADR
(b)
........ 632 25,691
Hang Lung Properties Ltd. ........ 27,000 52,596

2022
BlackRock Annual Report to Shareholders
BlackRock International Index V.I. Fund
8
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Shares
Shares Value
Hong Kong (continued)
Hang Seng Bank Ltd. ........... 9,574 $ 158,799
Henderson Land Development Co. Ltd. 18,836 65,572
HK Electric Investments & HK Electric
Investments Ltd.
(a)(e)
.......... 35,000 23,142
HKT Trust & HKT Ltd.
(a)
.......... 50,100 61,329
Hong Kong & China Gas Co. Ltd. ... 140,220 132,986
Hong Kong Exchanges & Clearing Ltd. 15,007 644,855
Hongkong Land Holdings Ltd. ..... 13,800 63,491
Jardine Matheson Holdings Ltd. .... 2,000 101,742
Link REIT ................... 26,700 195,373
MTR Corp. Ltd. ............... 20,000 105,777
New World Development Co. Ltd. ... 18,361 51,506
Power Assets Holdings Ltd. ....... 18,500 101,111
Prudential plc ................ 34,524 470,745
Sino Land Co. Ltd. ............. 45,311 56,516
Sun Hung Kai Properties Ltd. ...... 19,000 259,528
Swire Pacific Ltd., Class A ........ 6,500 56,978
Swire Properties Ltd. ........... 15,600 39,513
Techtronic Industries Co. Ltd. ...... 17,500 194,370
WH Group Ltd.
(d)(e)
............. 100,500 58,615
Wharf Real Estate Investment Co. Ltd. 21,953 127,857
5,083,279
Ireland — 0.6%
AerCap Holdings NV
(b)
.......... 1,689 98,503
AIB Group plc ................ 13,600 52,202
Bank of Ireland Group plc ........ 13,611 129,704
CRH plc .................... 9,714 386,328
Kerry Group plc, Class A ......... 2,035 183,822
Kingspan Group plc ............ 1,962 106,230
Smurfit Kappa Group plc ......... 3,082 114,220
1,071,009
Israel — 0.7%
Azrieli Group Ltd. .............. 564 37,612
Bank Hapoalim BM ............ 16,068 144,675
Bank Leumi Le-Israel BM ........ 19,532 162,678
Bezeq The Israeli Telecommunication
Corp. Ltd. ................. 26,243 45,020
Check Point Software Technologies
Ltd.
(b)
.................... 1,329 167,667
Elbit Systems Ltd.
(c)
............ 313 50,904
ICL Group Ltd. ................ 9,360 67,630
Israel Discount Bank Ltd., Class A .. 15,550 81,636
Mizrahi Tefahot Bank Ltd. ........ 1,858 59,967
Nice Ltd.
(b)
.................. 819 157,558
Teva Pharmaceutical Industries Ltd.,
ADR
(b)
................... 14,621 133,344
Tower Semiconductor Ltd.
(b)(c)
...... 1,371 59,845
Wix.com Ltd.
(b)(c)
............... 700 53,781
ZIM Integrated Shipping Services Ltd.
(c)
1,054 18,118
1,240,435
Italy — 2.0%
Amplifon SpA ................ 1,578 47,119
Assicurazioni Generali SpA ....... 14,136 251,374
Coca-Cola HBC AG ............ 2,617 61,863
Davide Campari-Milano NV ....... 6,845 69,493
DiaSorin SpA ................ 323 45,196
Enel SpA ................... 103,984 559,241
Eni SpA .................... 32,110 456,587
Ferrari NV .................. 1,568 336,240
FinecoBank Banca Fineco SpA .... 7,920 131,520
Infrastrutture Wireless Italiane SpA
(d)(e)
4,226 42,633
Intesa Sanpaolo SpA ........... 207,497 459,691
Security
Shares
Shares Value
Italy (continued)
Mediobanca Banca di Credito
Finanziario SpA ............. 7,311 $ 70,252
Moncler SpA ................. 2,575 136,828
Nexi SpA
(b)(d)(e)
................ 7,615 60,112
Poste Italiane SpA
(d)(e)
........... 6,946 67,768
Prysmian SpA ................ 3,194 118,675
Recordati Industria Chimica e
Farmaceutica SpA ........... 1,390 57,779
Snam SpA .................. 25,938 125,769
Telecom Italia SpA
(b)
............ 125,782 29,150
Terna - Rete Elettrica Nazionale .... 17,272 127,557
UniCredit SpA ................ 24,431 346,665
3,601,512
Japan — 21.7%
Advantest Corp. ............... 2,500 160,121
Aeon Co. Ltd. ................ 8,100 171,035
AGC, Inc. ................... 2,500 82,964
Aisin Corp. .................. 1,900 50,378
Ajinomoto Co., Inc. ............. 5,700 174,211
ANA Holdings, Inc.
(b)
............ 2,000 42,356
Asahi Group Holdings Ltd. ........ 5,800 180,540
Asahi Intecc Co. Ltd. ........... 2,800 45,674
Asahi Kasei Corp. ............. 15,700 111,762
Astellas Pharma, Inc. ........... 23,200 352,771
Azbil Corp. .................. 1,600 40,172
Bandai Namco Holdings, Inc. ...... 2,500 156,699
Bridgestone Corp. ............. 7,200 254,931
Brother Industries Ltd. .......... 3,000 45,341
Canon, Inc.
(c)
................. 12,700 274,880
Capcom Co. Ltd. .............. 2,200 70,225
Central Japan Railway Co. ....... 1,900 233,281
Chiba Bank Ltd. (The) ........... 6,300 45,966
Chubu Electric Power Co., Inc. ..... 8,100 83,758
Chugai Pharmaceutical Co. Ltd. .... 8,500 216,808
Concordia Financial Group Ltd. .... 14,300 59,709
CyberAgent, Inc. .............. 5,200 46,294
Dai Nippon Printing Co. Ltd. ...... 2,700 54,242
Daifuku Co. Ltd. ............... 1,300 60,598
Dai-ichi Life Holdings, Inc. ........ 12,800 289,067
Daiichi Sankyo Co. Ltd. .......... 22,239 715,800
Daikin Industries Ltd. ........... 3,200 485,484
Daito Trust Construction Co. Ltd. ... 800 81,906
Daiwa House Industry Co. Ltd. ..... 7,600 175,076
Daiwa House REIT Investment Corp. 27 60,201
Daiwa Securities Group, Inc. ...... 18,500 81,748
Denso Corp. ................. 5,600 274,623
Dentsu Group, Inc. ............. 2,600 81,564
Disco Corp. .................. 400 114,008
East Japan Railway Co. ......... 3,800 216,440
Eisai Co. Ltd. ................ 3,300 217,642
ENEOS Holdings, Inc. .......... 39,550 134,684
FANUC Corp. ................ 2,500 374,116
Fast Retailing Co. Ltd. .......... 800 486,827
Fuji Electric Co. Ltd. ............ 1,600 60,383
FUJIFILM Holdings Corp. ........ 4,700 235,007
Fujitsu Ltd. .................. 2,500 333,294
GLP J-Reit .................. 54 62,191
GMO Payment Gateway, Inc. ...... 500 41,350
Hakuhodo DY Holdings, Inc. ...... 3,100 31,112
Hamamatsu Photonics KK ........ 1,700 81,137
Hankyu Hanshin Holdings, Inc. ..... 3,000 88,883
Hikari Tsushin, Inc. ............. 300 42,226
Hirose Electric Co. Ltd. .......... 435 54,558
Hitachi Construction Machinery Co. Ltd. 1,400 31,201
Hitachi Ltd. .................. 12,300 618,890

BlackRock International Index V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Shares
Shares Value
Japan (continued)
Honda Motor Co. Ltd. ........... 20,900 $ 476,708
Hoshizaki Corp. ............... 1,400 49,227
Hoya Corp. .................. 4,700 450,159
Hulic Co. Ltd. ................ 4,700 36,907
Ibiden Co. Ltd. ................ 1,300 46,881
Idemitsu Kosan Co. Ltd. ......... 2,425 56,773
Iida Group Holdings Co. Ltd. ...... 2,000 30,366
Inpex Corp. .................. 13,600 146,138
Isuzu Motors Ltd. .............. 7,300 84,628
Ito En Ltd. ................... 700 25,476
ITOCHU Corp. ............... 15,000 470,591
Itochu Techno-Solutions Corp. ..... 1,300 30,155
Japan Airlines Co. Ltd.
(b)
......... 1,500 30,552
Japan Exchange Group, Inc. ...... 6,300 90,801
Japan Metropolitan Fund Investment
Corp. .................... 88 70,005
Japan Post Bank Co. Ltd. ........ 5,400 46,294
Japan Post Holdings Co. Ltd. ...... 30,700 258,309
Japan Post Insurance Co. Ltd. ..... 2,300 40,450
Japan Real Estate Investment Corp. . 15 65,884
Japan Tobacco, Inc.
(c)
........... 15,000 302,404
JFE Holdings, Inc. ............. 6,500 75,423
JSR Corp. .................. 2,200 43,079
Kajima Corp. ................. 5,200 60,514
Kakaku.com, Inc. .............. 1,800 28,882
Kansai Electric Power Co., Inc. (The) 8,400 81,571
Kao Corp. ................... 6,200 246,143
KDDI Corp. .................. 20,500 621,701
Keio Corp. .................. 1,200 43,956
Keisei Electric Railway Co. Ltd. .... 1,600 45,458
Keyence Corp. ............... 2,456 953,529
Kikkoman Corp. ............... 1,900 100,010
Kintetsu Group Holdings Co. Ltd. ... 2,100 69,334
Kirin Holdings Co. Ltd.
(c)
......... 10,400 158,511
Kobayashi Pharmaceutical Co. Ltd. .. 600 41,126
Kobe Bussan Co. Ltd. ........... 2,000 57,642
Koei Tecmo Holdings Co. Ltd. ..... 1,560 28,215
Koito Manufacturing Co. Ltd. ...... 2,400 35,780
Komatsu Ltd. ................ 11,600 250,724
Konami Group Corp. ........... 1,200 54,435
Kose Corp. .................. 400 43,461
Kubota Corp. ................ 13,000 177,599
Kurita Water Industries Ltd. ....... 1,300 53,696
Kyocera Corp. ................ 4,100 203,510
Kyowa Kirin Co. Ltd. ............ 3,500 80,164
Lasertec Corp. ............... 1,000 163,271
Lixil Corp. ................... 3,500 52,766
M3, Inc. .................... 5,600 152,115
Makita Corp. ................. 2,700 62,897
Marubeni Corp. ............... 19,700 225,682
Mazda Motor Corp. ............ 7,600 56,970
McDonald's Holdings Co. Japan Ltd. . 1,300 49,408
MEIJI Holdings Co. Ltd. ......... 1,500 76,887
MinebeaMitsumi, Inc. ........... 4,600 68,154
MISUMI Group, Inc. ............ 3,400 73,897
Mitsubishi Chemical Group Corp. ... 15,800 81,797
Mitsubishi Corp. ............... 15,900 516,190
Mitsubishi Electric Corp. ......... 24,300 240,787
Mitsubishi Estate Co. Ltd. ........ 15,000 194,304
Mitsubishi HC Capital, Inc. ........ 8,300 40,824
Mitsubishi Heavy Industries Ltd. .... 4,000 158,066
Mitsubishi UFJ Financial Group, Inc. . 151,660 1,018,157
Mitsui & Co. Ltd. .............. 18,200 530,088
Mitsui Chemicals, Inc. ........... 2,400 53,906
Mitsui Fudosan Co. Ltd. ......... 11,400 208,358
Security
Shares
Shares Value
Japan (continued)
Mitsui OSK Lines Ltd.
(c)
.......... 4,200 $ 104,949
Mizuho Financial Group, Inc. ...... 30,370 427,862
MonotaRO Co. Ltd. ............ 3,000 42,258
MS&AD Insurance Group Holdings, Inc. 5,600 179,031
Murata Manufacturing Co. Ltd. ..... 7,300 360,001
NEC Corp. .................. 3,200 112,222
Nexon Co. Ltd. ............... 6,300 141,439
NGK Insulators Ltd. ............ 2,900 36,765
Nidec Corp. ................. 5,800 298,463
Nihon M&A Center Holdings, Inc. ... 3,800 46,758
Nintendo Co. Ltd. .............. 14,000 588,652
Nippon Building Fund, Inc. ........ 19 84,964
Nippon Express Holdings, Inc. ..... 1,000 57,109
Nippon Paint Holdings Co. Ltd. ..... 10,800 84,824
Nippon Prologis REIT, Inc. ........ 27 63,304
Nippon Sanso Holdings Corp. ..... 2,200 31,868
Nippon Shinyaku Co. Ltd. ........ 600 34,050
Nippon Steel Corp. ............. 10,200 176,982
Nippon Telegraph & Telephone Corp. 15,000 427,778
Nippon Yusen KK .............. 6,000 141,484
Nissan Chemical Corp. .......... 1,500 65,411
Nissan Motor Co. Ltd. ........... 28,700 89,814
Nisshin Seifun Group, Inc. ........ 2,600 32,677
Nissin Foods Holdings Co. Ltd. .... 800 63,356
Nitori Holdings Co. Ltd. .......... 1,000 130,663
Nitto Denko Corp. ............. 1,900 109,430
Nomura Holdings, Inc. .......... 37,900 140,438
Nomura Real Estate Holdings, Inc. .. 1,600 34,212
Nomura Real Estate Master Fund, Inc. 52 64,422
Nomura Research Institute Ltd. .... 5,010 119,107
NTT Data Corp. ............... 7,700 112,210
Obayashi Corp. ............... 8,600 64,961
Obic Co. Ltd. ................. 900 132,128
Odakyu Electric Railway Co. Ltd. ... 3,500 45,327
Oji Holdings Corp. ............. 9,600 38,774
Olympus Corp. ............... 15,500 273,383
Omron Corp. ................. 2,400 115,987
Ono Pharmaceutical Co. Ltd. ...... 4,700 109,856
Open House Group Co. Ltd. ...... 1,000 36,410
Oracle Corp. Japan ............ 500 32,511
Oriental Land Co. Ltd. .......... 2,500 363,810
ORIX Corp. .................. 15,400 246,502
Osaka Gas Co. Ltd. ............ 5,000 80,566
Otsuka Corp. ................ 1,400 44,129
Otsuka Holdings Co. Ltd. ........ 4,900 159,802
Pan Pacific International Holdings Corp. 5,300 98,443
Panasonic Holdings Corp. ........ 27,600 230,985
Persol Holdings Co. Ltd. ......... 2,400 51,047
Rakuten Group, Inc.
(c)
........... 10,400 46,874
Recruit Holdings Co. Ltd. ........ 18,100 566,566
Renesas Electronics Corp.
(b)
...... 14,600 129,039
Resona Holdings, Inc. .......... 29,300 160,928
Ricoh Co. Ltd. ................ 7,200 54,800
Rohm Co. Ltd. ................ 1,100 78,858
SBI Holdings, Inc. ............. 2,945 56,110
SCSK Corp. ................. 2,100 31,787
Secom Co. Ltd. ............... 2,700 154,056
Seiko Epson Corp. ............. 3,700 53,831
Sekisui Chemical Co. Ltd. ........ 5,000 69,691
Sekisui House Ltd. ............. 7,800 138,287
Seven & i Holdings Co. Ltd. ....... 9,640 413,135
SG Holdings Co. Ltd. ........... 3,600 49,916
Sharp Corp.
(c)
................ 2,300 16,521
Shimadzu Corp. ............... 3,100 87,761
Shimano, Inc. ................ 900 142,217

2022
BlackRock Annual Report to Shareholders
BlackRock International Index V.I. Fund
10
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Shares
Shares Value
Japan (continued)
Shimizu Corp. ................ 7,300 $ 38,952
Shin-Etsu Chemical Co. Ltd. ...... 4,800 586,139
Shionogi & Co. Ltd. ............ 3,300 164,647
Shiseido Co. Ltd. .............. 5,200 254,871
Shizuoka Financial Group, Inc. ..... 5,700 45,677
SMC Corp. .................. 800 334,043
SoftBank Corp. ............... 36,600 414,080
SoftBank Group Corp. .......... 15,400 651,312
Sompo Holdings, Inc. ........... 4,100 181,397
Sony Group Corp. ............. 16,000 1,219,546
Square Enix Holdings Co. Ltd. ..... 1,000 46,425
Subaru Corp. ................ 7,800 118,093
SUMCO Corp. ................ 4,200 55,644
Sumitomo Chemical Co. Ltd. ...... 17,900 64,183
Sumitomo Corp. .............. 14,200 236,048
Sumitomo Electric Industries Ltd. ... 9,200 103,946
Sumitomo Metal Mining Co. Ltd. .... 3,100 108,930
Sumitomo Mitsui Financial Group, Inc. 16,600 667,858
Sumitomo Mitsui Trust Holdings, Inc. . 4,100 143,072
Sumitomo Realty & Development Co.
Ltd. ..................... 3,800 89,558
Suntory Beverage & Food Ltd. ..... 1,800 61,294
Suzuki Motor Corp. ............ 4,600 147,326
Sysmex Corp. ................ 2,100 126,778
T&D Holdings, Inc. ............. 6,400 91,614
Taisei Corp. ................. 2,500 80,613
Takeda Pharmaceutical Co. Ltd. .... 19,271 602,155
TDK Corp. .................. 4,800 156,161
Terumo Corp. ................ 8,100 229,640
TIS, Inc. .................... 2,900 76,217
Tobu Railway Co. Ltd. ........... 2,500 58,312
Toho Co. Ltd. ................ 1,500 57,819
Tokio Marine Holdings, Inc. ....... 23,100 493,471
Tokyo Electric Power Co. Holdings,
Inc.
(b)
.................... 19,200 69,147
Tokyo Electron Ltd. ............ 1,900 558,275
Tokyo Gas Co. Ltd. ............ 4,800 93,983
Tokyu Corp. ................. 6,600 83,120
TOPPAN, Inc. ................ 3,300 48,733
Toray Industries, Inc. ........... 16,800 93,431
Toshiba Corp. ................ 5,000 173,747
Tosoh Corp. ................. 3,500 41,621
TOTO Ltd. .................. 1,700 57,663
Toyota Industries Corp. .......... 1,900 103,219
Toyota Motor Corp. ............ 134,900 1,840,379
Toyota Tsusho Corp. ............ 2,800 102,996
Trend Micro, Inc. .............. 1,600 74,828
Unicharm Corp. ............... 5,100 195,260
USS Co. Ltd. ................. 2,900 46,015
Welcia Holdings Co. Ltd. ......... 1,200 27,972
West Japan Railway Co. ......... 2,700 117,232
Yakult Honsha Co. Ltd. .......... 1,600 104,156
Yamaha Corp. ................ 1,900 70,505
Yamaha Motor Co. Ltd. .......... 3,700 83,625
Yamato Holdings Co. Ltd. ........ 3,700 58,631
Yaskawa Electric Corp. .......... 2,900 92,526
Yokogawa Electric Corp. ......... 3,000 47,613
Z Holdings Corp. .............. 33,400 83,417
ZOZO, Inc. .................. 1,400 34,574
39,657,819
Jordan — 0.0%
Hikma Pharmaceuticals plc ....... 2,182 40,663
Security
Shares
Shares Value
Luxembourg — 0.2%
ArcelorMittal SA ............... 6,664 $ 175,811
Eurofins Scientific SE ........... 1,690 121,339
297,150
Macau — 0.2%
Galaxy Entertainment Group Ltd. ... 28,000 184,090
Sands China Ltd.
(b)
............. 30,400 99,719
283,809
Netherlands — 5.3%
ABN AMRO Bank NV, CVA
(d)(e)
..... 5,581 77,286
Adyen NV
(b)(d)(e)
............... 272 377,604
Aegon NV ................... 23,684 119,999
Akzo Nobel NV ............... 2,373 159,234
Argenx SE
(b)
................. 697 261,658
ASM International NV ........... 595 150,972
ASML Holding NV ............. 5,169 2,818,408
Euronext NV
(d)(e)
............... 1,072 79,361
EXOR NV
(b)
.................. 1,319 96,570
Heineken Holding NV ........... 1,267 97,851
Heineken NV ................ 3,261 307,161
IMCD NV ................... 713 101,989
ING Groep NV ................ 49,047 597,450
JDE Peet's NV ............... 1,309 37,863
Koninklijke Ahold Delhaize NV ..... 13,200 379,517
Koninklijke DSM NV ............ 2,201 270,271
Koninklijke KPN NV ............ 41,295 127,819
Koninklijke Philips NV ........... 11,111 167,190
NN Group NV ................ 3,596 147,048
OCI NV .................... 1,324 47,336
Randstad NV ................ 1,562 95,442
Shell plc .................... 92,384 2,604,380
Universal Music Group NV ....... 8,983 217,233
Wolters Kluwer NV ............. 3,329 348,331
9,687,973
New Zealand — 0.2%
Auckland International Airport Ltd.
(b)
. 15,598 77,359
Fisher & Paykel Healthcare Corp. Ltd. 7,121 101,888
Mercury NZ Ltd. ............... 8,325 29,410
Meridian Energy Ltd. ........... 17,039 56,675
Spark New Zealand Ltd. ......... 24,652 84,403
Xero Ltd.
(b)
.................. 1,667 79,489
429,224
Norway — 0.7%
Aker BP ASA ................. 3,993 124,114
DNB Bank ASA ............... 11,839 233,822
Equinor ASA ................. 12,424 446,522
Gjensidige Forsikring ASA ........ 2,659 52,153
Kongsberg Gruppen ASA ........ 1,124 47,842
Mowi ASA ................... 5,182 88,303
Norsk Hydro ASA .............. 17,128 127,987
Orkla ASA ................... 9,790 70,658
Salmar ASA ................. 740 29,020
Telenor ASA ................. 8,961 83,722
1,304,143
Portugal — 0.2%
EDP - Energias de Portugal SA .... 34,499 171,971
Galp Energia SGPS SA ......... 6,665 89,915
Jeronimo Martins SGPS SA ....... 3,761 81,371
343,257

BlackRock International Index V.I. Fund
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Shares
Shares Value
Singapore — 1.6%
CapitaLand Integrated Commercial
Trust .................... 63,356 $ 96,631
Capitaland Investment Ltd. ....... 34,092 94,220
CapLand Ascendas REIT ........ 43,390 88,866
City Developments Ltd. .......... 5,431 33,386
DBS Group Holdings Ltd. ........ 22,867 578,801
Genting Singapore Ltd. .......... 80,400 57,378
Grab Holdings Ltd., Class A
(b)(c)
..... 16,427 52,895
Jardine Cycle & Carriage Ltd. ..... 1,300 27,757
Keppel Corp. Ltd. .............. 19,002 103,051
Mapletree Logistics Trust ........ 43,932 52,240
Mapletree Pan Asia Commercial Trust 29,200 36,484
Oversea-Chinese Banking Corp. Ltd. 42,535 386,900
Sea Ltd., ADR
(b)
............... 4,676 243,292
Singapore Airlines Ltd. .......... 18,000 74,320
Singapore Exchange Ltd. ........ 9,500 63,525
Singapore Technologies Engineering
Ltd. ..................... 20,781 52,001
Singapore Telecommunications Ltd. . 105,750 202,754
STMicroelectronics NV .......... 8,621 306,356
United Overseas Bank Ltd. ....... 15,059 344,939
UOL Group Ltd. ............... 5,646 28,387
Venture Corp. Ltd. ............. 3,600 45,886
2,970,069
South Africa — 0.3%
Anglo American plc ............ 16,043 628,242
South Korea — 0.1%
Delivery Hero SE
(b)(d)(e)
.......... 2,084 100,011
Spain — 2.5%
Acciona SA .................. 310 57,050
ACS Actividades de Construccion y
Servicios SA ............... 2,970 84,982
Aena SME SA
(b)(d)(e)
............ 947 118,715
Amadeus IT Group SA
(b)
......... 5,665 293,888
Banco Bilbao Vizcaya Argentaria SA . 77,160 464,755
Banco Santander SA ........... 216,113 646,203
CaixaBank SA ................ 55,896 219,157
Cellnex Telecom SA
(d)(e)
.......... 6,832 226,626
Corp. ACCIONA Energias Renovables
SA ..................... 837 32,342
EDP Renovaveis SA ............ 3,638 80,165
Enagas SA .................. 3,015 50,135
Endesa SA .................. 4,163 78,458
Ferrovial SA ................. 6,221 162,883
Grifols SA
(b)
.................. 3,727 43,041
Iberdrola SA ................. 76,864 897,272
Industria de Diseno Textil SA ...... 13,893 369,013
Naturgy Energy Group SA ........ 1,828 47,508
Red Electrica Corp. SA .......... 5,101 88,697
Repsol SA .................. 18,161 289,069
Telefonica SA ................ 66,984 242,489
4,492,448
Sweden — 3.1%
Alfa Laval AB ................ 3,904 112,932
Assa Abloy AB, Class B ......... 12,770 274,673
Atlas Copco AB, Class A ......... 34,375 407,289
Atlas Copco AB, Class B ......... 19,432 207,332
Boliden AB
(b)
................. 3,567 133,984
Electrolux AB, Class B .......... 2,964 40,046
Embracer Group AB
(b)(c)
.......... 8,134 36,928
Epiroc AB, Class A ............. 8,622 156,999
Epiroc AB, Class B ............. 5,107 82,157
EQT AB .................... 3,709 78,799
Security
Shares
Shares Value
Sweden (continued)
Essity AB, Class B ............. 7,695 $ 201,510
Evolution AB
(d)(e)
............... 2,298 223,835
Fastighets AB Balder, Class B
(b)
.... 7,698 35,929
Getinge AB, Class B ............ 2,861 59,482
H & M Hennes & Mauritz AB, Class B 9,219 99,348
Hexagon AB, Class B ........... 25,247 264,717
Holmen AB, Class B ............ 1,179 46,859
Husqvarna AB, Class B .......... 5,551 38,987
Industrivarden AB, Class A ....... 1,637 39,817
Industrivarden AB, Class C ....... 1,883 45,686
Indutrade AB ................. 3,433 69,620
Investment AB Latour, Class B ..... 1,900 35,933
Investor AB, Class A ............ 6,238 116,056
Investor AB, Class B ............ 23,445 424,377
Kinnevik AB, Class B
(b)
.......... 2,905 39,985
L E Lundbergforetagen AB, Class B . 1,010 43,060
Lifco AB, Class B .............. 2,916 48,809
Nibe Industrier AB, Class B ....... 19,050 177,809
Sagax AB, Class B ............. 2,393 54,370
Sandvik AB .................. 13,403 242,213
Securitas AB, Class B ........... 6,541 54,581
Skandinaviska Enskilda Banken AB,
Class A .................. 20,716 238,501
Skanska AB, Class B ........... 4,093 64,884
SKF AB, Class B .............. 4,613 70,457
Svenska Cellulosa AB SCA, Class B . 7,777 98,493
Svenska Handelsbanken AB, Class A 18,412 185,372
Swedbank AB, Class A .......... 11,445 194,669
Swedish Orphan Biovitrum AB
(b)
.... 2,123 43,940
Tele2 AB, Class B ............. 7,161 58,418
Telefonaktiebolaget LM Ericsson, Class
B ...................... 36,722 215,169
Telia Co. AB ................. 33,556 85,745
Volvo AB, Class A ............. 2,528 47,997
Volvo AB, Class B ............. 18,969 342,649
Volvo Car AB, Class B
(b)
......... 7,491 34,110
5,574,526
Switzerland — 5.8%
ABB Ltd. (Registered) ........... 19,989 609,215
Adecco Group AG (Registered)
(b)
... 2,047 67,336
Alcon, Inc. .................. 6,308 432,848
Bachem Holding AG ............ 390 33,841
Baloise Holding AG (Registered) ... 599 92,370
Banque Cantonale Vaudoise
(Registered) ............... 383 36,721
Barry Callebaut AG (Registered) .... 47 92,813
BKW AG ................... 269 36,805
Chocoladefabriken Lindt & Spruengli
AG ..................... 14 142,661
Chocoladefabriken Lindt & Spruengli
AG (Registered) ............ 1 102,883
Cie Financiere Richemont SA
(Registered) ............... 6,659 863,406
Clariant AG (Registered)
(b)
........ 2,648 42,054
Credit Suisse Group AG (Registered)
(b)
45,806 136,751
EMS-Chemie Holding AG (Registered) 88 59,603
Geberit AG (Registered) ......... 468 220,934
Givaudan SA (Registered) ........ 118 361,423
Julius Baer Group Ltd.
(b)
......... 2,750 160,053
Kuehne + Nagel International AG
(Registered)
(c)
.............. 705 163,900
Logitech International SA (Registered) 2,185 135,491
Lonza Group AG (Registered) ..... 956 469,277
Novartis AG (Registered) ........ 27,512 2,489,766
Partners Group Holding AG ....... 287 254,134

2022
BlackRock Annual Report to Shareholders
BlackRock International Index V.I. Fund
12
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Shares
Shares Value
Switzerland (continued)
Schindler Holding AG ........... 508 $ 95,546
Schindler Holding AG (Registered) .. 295 53,204
SGS SA (Registered) ........... 80 186,347
SIG Group AG
(b)
............... 3,869 84,542
Sika AG (Registered) ........... 1,865 448,352
Sonova Holding AG (Registered) ... 702 166,724
Straumann Holding AG (Registered) . 1,401 160,654
Swatch Group AG (The) ......... 366 104,025
Swatch Group AG (The) (Registered) 685 35,618
Swiss Life Holding AG (Registered) .. 404 208,245
Swiss Prime Site AG (Registered)
(b)
. 947 82,079
Swisscom AG (Registered) ....... 329 180,230
Temenos AG (Registered) ........ 885 48,687
UBS Group AG (Registered) ...... 42,583 791,457
VAT Group AG
(b)(d)(e)
............ 338 92,787
Zurich Insurance Group AG ....... 1,923 919,343
10,662,125
United Kingdom — 11.7%
3i Group plc ................. 12,301 198,382
Abrdn plc ................... 28,351 64,425
Admiral Group plc ............. 2,316 59,454
Ashtead Group plc ............. 5,620 319,243
Associated British Foods plc ...... 4,434 84,063
AstraZeneca plc .............. 19,705 2,666,468
Auto Trader Group plc
(d)(e)
........ 12,141 75,606
AVEVA Group plc .............. 1,463 56,628
Aviva plc
(c)
.................. 37,105 196,829
BAE Systems plc .............. 39,552 408,509
Barclays plc ................. 213,150 405,585
Barratt Developments plc ........ 12,384 59,150
Berkeley Group Holdings plc ...... 1,414 64,463
BP plc ..................... 239,288 1,380,678
British American Tobacco plc ...... 27,253 1,078,078
British Land Co. plc (The) ........ 11,235 53,341
BT Group plc ................. 87,345 117,940
Bunzl plc ................... 4,215 140,234
Burberry Group plc ............. 4,960 120,588
CK Hutchison Holdings Ltd. ....... 34,159 204,641
CNH Industrial NV ............. 13,131 210,648
Coca-Cola Europacific Partners plc
(c)
. 2,626 145,270
Compass Group plc ............ 22,354 516,199
Croda International plc .......... 1,754 139,581
DCC plc .................... 1,285 63,186
Diageo plc .................. 28,938 1,266,670
Entain plc ................... 7,296 116,189
Experian plc ................. 11,689 395,887
Halma plc ................... 4,761 113,383
Hargreaves Lansdown plc ........ 4,262 43,890
HSBC Holdings plc ............ 255,141 1,581,246
Imperial Brands plc ............ 11,350 282,741
Informa plc .................. 19,097 142,459
InterContinental Hotels Group plc ... 2,306 132,316
Intertek Group plc ............. 2,023 98,423
J Sainsbury plc ............... 20,732 54,376
JD Sports Fashion plc ........... 32,430 49,281
Johnson Matthey plc ........... 2,312 59,088
Just Eat Takeaway.com NV
(b)(d)(e)
.... 2,264 48,188
Kingfisher plc ................ 26,020 73,929
Land Securities Group plc ........ 9,146 68,331
Legal & General Group plc ....... 73,837 221,373
Lloyds Banking Group plc ........ 881,111 480,834
London Stock Exchange Group plc .. 4,205 361,299
M&G plc .................... 33,500 75,752
Melrose Industries plc ........... 53,740 86,581
National Grid plc .............. 45,846 549,206
Security
Shares
Shares Value
United Kingdom (continued)
NatWest Group plc ............. 67,588 $ 215,554
Next plc .................... 1,718 120,382
Ocado Group plc
(b)
............. 7,304 54,218
Pearson plc ................. 9,180 103,659
Persimmon plc ............... 4,139 60,689
Phoenix Group Holdings plc ...... 9,423 69,028
Reckitt Benckiser Group plc ....... 9,004 624,125
RELX plc ................... 24,591 679,893
Rentokil Initial plc .............. 31,528 193,701
Rolls-Royce Holdings plc
(b)
....... 107,406 119,970
Sage Group plc (The) ........... 13,453 121,140
Schroders plc
(c)
............... 8,470 44,506
Segro plc ................... 14,984 138,037
Severn Trent plc .............. 3,146 100,509
Smith & Nephew plc ............ 11,036 147,384
Smiths Group plc .............. 4,753 91,220
Spirax-Sarco Engineering plc ...... 917 117,129
SSE plc .................... 13,403 275,659
St. James's Place plc ........... 6,981 91,963
Standard Chartered plc .......... 32,698 243,879
Taylor Wimpey plc ............. 45,830 56,128
Tesco plc ................... 96,771 260,785
Unilever plc .................. 32,411 1,636,361
United Utilities Group plc ......... 8,430 100,724
Vodafone Group plc ............ 342,199 346,551
Whitbread plc ................ 2,676 82,738
WPP plc .................... 13,817 136,512
21,363,075
United States — 6.5%
Computershare Ltd. ............ 6,833 120,370
CSL Ltd. .................... 6,104 1,190,244
CyberArk Software Ltd.
(b)
......... 497 64,436
GSK plc .................... 51,476 889,672
Haleon plc
(b)
................. 64,346 254,592
Holcim AG
(b)(c)
................ 6,968 360,687
James Hardie Industries plc, CDI ... 5,744 103,382
Nestle SA (Registered) .......... 34,973 4,039,711
QIAGEN NV
(b)
................ 2,837 142,618
Roche Holding AG ............. 335 129,811
Roche Holding AG Genussscheine .. 8,935 2,807,713
Schneider Electric SE ........... 6,900 968,999
Stellantis NV ................. 27,565 391,709
Swiss Re AG ................. 3,811 356,334
Tenaris SA .................. 6,279 110,119
11,930,397
Total Common Stocks — 98.7%
(Cost: $177,400,264) ............................. 180,375,350
Preferred Securities
Preferred Stocks — 0.5%
Germany — 0.5%
Bayerische Motoren Werke AG
(Preference) ............... 733 61,859
Dr Ing hc F Porsche AG (Preference) 1,439 145,214
Henkel AG & Co. KGaA (Preference) 2,243 155,468
Porsche Automobil Holding SE
(Preference) ............... 1,910 104,164
Sartorius AG (Preference) ........ 308 121,622

BlackRock International Index V.I. Fund
Schedule of Investments
13
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Germany (continued)
Volkswagen AG (Preference) ...... 2,370 $ 293,998
882,325
Total Preferred Stocks — 0.5%
(Cost: $754,802) ................................ 882,325
Total Long-Term Investments — 99.2%
(Cost: $178,155,066) ............................. 181,257,675
Short-Term Securities
Money Market Funds — 1.4%
(f)(g)
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 4.03% ...... 316,141 316,141
SL Liquidity Series, LLC, Money Market
Series, 4.49%
(h)
............. 2,192,667 2,192,448
Total Short-Term Securities — 1.4%
(Cost: $2,508,145) .............................. 2,508,589
Total Investments — 100.6%
(Cost: $180,663,211) ............................. 183,766,264
Liabilities in Excess of Other Assets — (0.6)% ............ (1,069,252)
Net Assets — 100.0% .............................. $ 182,697,012
(a)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)
Non-income producing security.
(c)
All or a portion of this security is on loan.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/21
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/22
Shares
Held at
12/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 347,239 $ — $ (31,098)
(a)
$ — $ — $ 316,141 316,141 $ 2,464 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 1,993,737 198,489
(a)
— (222) 444 2,192,448 2,192,667 11,156
(b)
—
$ (222) $ 444 $ 2,508,589 $ 13,620 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2022
BlackRock Annual Report to Shareholders
BlackRock International Index V.I. Fund
14
Schedule of Investments
(continued)
December 31, 2022
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
SGX Nikkei 225 Index ...................................................... 2 03/09/23 $ 196 $ (14,725)
SPI 200 Index ............................................................ 1 03/16/23 119 (3,236)
EURO STOXX 50 Index ..................................................... 15 03/17/23 607 (19,953)
FTSE 100 Index .......................................................... 3 03/17/23 270 (802)
$ (38,716)
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 38,716 $ — $ — $ — $ 38,716
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended December 31, 2022, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 57,551 $ — $ — $ — $ 57,551
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (68,064) $ — $ — $ — $ (68,064)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,577,793

BlackRock International Index V.I. Fund
Schedule of Investments
15
Schedule of Investments
(continued)
December 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ 613,025 $ 14,392,788 $ — $ 15,005,813
Austria .............................................. — 449,005 — 449,005
Belgium ............................................. 38,291 1,572,025 — 1,610,316
Brazil ............................................... — 93,411 — 93,411
Chile ............................................... — 90,501 — 90,501
China ............................................... — 1,156,921 — 1,156,921
Denmark ............................................. — 5,412,127 — 5,412,127
Finland .............................................. — 2,301,138 — 2,301,138
France .............................................. — 19,897,527 — 19,897,527
Germany ............................................ — 13,597,425 — 13,597,425
Hong Kong ........................................... 25,691 5,057,588 — 5,083,279
Ireland .............................................. 98,503 972,506 — 1,071,009
Israel ............................................... 372,910 867,525 — 1,240,435
Italy ................................................ — 3,601,512 — 3,601,512
Japan ............................................... — 39,657,819 — 39,657,819
Jordan .............................................. — 40,663 — 40,663
Luxembourg .......................................... — 297,150 — 297,150
Macau .............................................. — 283,809 — 283,809
Netherlands ........................................... — 9,687,973 — 9,687,973
New Zealand .......................................... — 429,224 — 429,224
Norway .............................................. — 1,304,143 — 1,304,143
Portugal ............................................. — 343,257 — 343,257
Singapore ............................................ 296,187 2,673,882 — 2,970,069
South Africa ........................................... — 628,242 — 628,242
South Korea .......................................... — 100,011 — 100,011
Spain ............................................... — 4,492,448 — 4,492,448
Sweden ............................................. — 5,574,526 — 5,574,526
Switzerland ........................................... — 10,662,125 — 10,662,125
United Kingdom ........................................ 145,270 21,217,805 — 21,363,075
United States .......................................... 64,436 11,865,961 — 11,930,397
Preferred Securities ....................................... — 882,325 — 882,325
Short-Term Securities
Money Market Funds ...................................... 316,141 — — 316,141
$ 1,970,454 $ 179,603,362 $ — $ 181,573,816
Investments valued at NAV
(a)
...................................... 2,192,448
$ —
$ 183,766,264
$ —
Derivative Financial Instruments
(b)
Liabilities
Equity contracts ........................................... $ — $ (38,716) $ — $ (38,716)
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities

December 31, 2022
2022
BlackRock Annual Report to Shareholders
16
BlackRock
International Index
V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 181,257,675
Investments, at value — affiliated
(c)
.......................................................................................... 2,508,589
Cash ............................................................................................................. 6,457
Cash pledged: –
Futures contracts .................................................................................................... 111,209
Foreign currency, at value
(d)
............................................................................................... 595,401
Receivables: –
Securities lending income — affiliated ...................................................................................... 751
Capital shares sold ................................................................................................... 2
Dividends — unaffiliated ............................................................................................... 713,652
Dividends — affiliated ................................................................................................. 473
From the Manager ................................................................................................... 27,979
Variation margin on futures contracts ....................................................................................... 14,499
Prepaid expenses ..................................................................................................... 1,289
Total assets .........................................................................................................
185,237,976
LIABILITIES
Collateral on securities loaned ............................................................................................. 2,191,630
Payables: –
Accounting services fees ............................................................................................... 27,646
Capital shares redeemed ............................................................................................... 25,548
Custodian fees ...................................................................................................... 23,929
Distribution fees ..................................................................................................... 220
Investment advisory fees .............................................................................................. 1,075
Directors' and Officer's fees ............................................................................................. 43
Printing and postage fees .............................................................................................. 143,981
Professional fees .................................................................................................... 55,717
Transfer agent fees .................................................................................................. 25,530
Variation margin on futures contracts ....................................................................................... 32,385
Other accrued expenses ............................................................................................... 13,260
Total liabilities ........................................................................................................
2,540,964
NET ASSETS ........................................................................................................
$ 182,697,012
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 185,902,298
Accumulated loss ..................................................................................................... (3,205,286)
NET ASSETS ........................................................................................................
$ 182,697,012
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 178,155,066
(b)
  Securities loaned, at value .............................................................................................. $ 2,059,045
(c)
  Investments, at cost — affiliated .......................................................................................... $ 2,508,145
(d)
  Foreign currency, at cost ............................................................................................... $ 583,284
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2022
17
Financial Statements
See notes to financial statements.
BlackRock
International Index
V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 181,598,139
Shares outstanding ..................................................................................................
20,312,035
Net asset value .....................................................................................................
$ 8.94
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10
Class III
Net assets .........................................................................................................
$ 1,098,873
Shares outstanding ..................................................................................................
123,266
Net asset value .....................................................................................................
$ 8.91
Shares authorized ...................................................................................................
10 million
Par value .........................................................................................................
$ 0.10

Statement of Operations

Year Ended December 31, 2022
2022
BlackRock Annual Report to Shareholders
18
See notes to financial statements.
BlackRock
International Index
V.I. Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 6,275,988
Dividends — affiliated ................................................................................................. 2,464
Securities lending income — affiliated — net ................................................................................. 11,156
Foreign taxes withheld ................................................................................................ (564,398)
Total investment income .................................................................................................
5,725,210
EXPENSES
Printing and postage ................................................................................................. 154,812
Investment advisory .................................................................................................. 148,739
Transfer agent — class specific .......................................................................................... 94,277
Professional ....................................................................................................... 74,732
Accounting services .................................................................................................. 55,351
Custodian ......................................................................................................... 44,179
Directors and Officer ................................................................................................. 8,166
Transfer agent ...................................................................................................... 5,000
Distribution — class specific ............................................................................................ 1,745
Miscellaneous ...................................................................................................... 1,467
Total expenses .......................................................................................................
588,468
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (61,850)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (32,083)
Total expenses after fees waived and/or reimbursed ..............................................................................
494,535
Net investment income ..................................................................................................
5,230,675
REALIZED AND UNREALIZED GAIN (LOSS) $ (36,542,064)
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... (927,490)
Investments — affiliated ............................................................................................. (222)
Foreign currency transactions ......................................................................................... (138,366)
Futures contracts .................................................................................................. 57,551
A
(1,008,527)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... (35,462,119)
Investments — affiliated ............................................................................................. 444
Foreign currency translations .......................................................................................... (3,798)
Futures contracts .................................................................................................. (68,064)
A
(35,533,537)
Net realized and unrealized loss ............................................................................................
(36,542,064)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ (31,311,389)

Statements of Changes in Net Assets
19
Financial Statements
BlackRock International Index V.I. Fund
Year Ended 12/31/22 Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 5,230,675  $ 5,157,386
Net realized gain (loss) .............................................................................. (1,008,527) 91,669
Net change in unrealized appreciation (depreciation) .......................................................... (35,533,537) 17,250,934
Net increase (decrease) in net assets resulting from operations ..................................................... (31,311,389) 22,499,989
DISTRIBUTIONS TO SHAREHOLDERS
(a)
From net investment income :
  Class I ........................................................................................ (4,436,475) (7,202,399)
  Class III ....................................................................................... (24,716) (10,827)
Return of capital:
  Class I ........................................................................................ —  (54,175)
  Class III ....................................................................................... —  (81)
Decrease in net assets resulting from distributions to shareholders ................................................... (4,461,191) (7,267,482)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................... (581,034) 1,241,785
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (36,353,614) 16,474,292
Beginning of year .................................................................................... 219,050,626  202,576,334
End of year ........................................................................................
$ 182,697,012  $ 219,050,626
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders
20
BlackRock International Index V.I. Fund
(a)
Class I
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of year .................................
$ 10.70  $ 9.95  $ 9.39  $ 7.98  $ 14.28
Net investment income
(b)
.......................................
0.26  0.26  0.19  0.28  0.42
Net realized and unrealized gain (loss) ..............................
(1.80) 0.86  0.56  1.45  (2.40)
Net increase (decrease) from investment operations ...................... (1.54) 1.12  0.75  1.73  (1.98)
Distributions
(c)
– – – – –
From net investment income ....................................
(0.22) (0.37) (0.19) (0.31) (0.64)
From net realized gain .........................................
—  —  —  (0.01) (3.68)
Return of capital ............................................. —  (0.00)
(d)
—  —  —
Total distributions ............................................. (0.22) (0.37) (0.19) (0.32) (4.32)
Net asset value, end of year ..................................... $ 8.94  $ 10.70  $ 9.95  $ 9.39  $ 7.98
Total Return
(e)
— — — — —
Based on net asset value ........................................ (14.35)% 11.30% 8.03% 21.58% (13.70)%
Ratios to Average Net Assets
(f)
Total expenses ...............................................
0.32% 0.32% 0.43% 0.39% 0.31%
(g)
Total expenses after fees waived and/or reimbursed ......................
0.27% 0.27% 0.27% 0.27% 0.24%
(g)
Net investment income .........................................
2.81% 2.41% 2.14% 3.13% 3.00%
Supplemental Data
Net assets, end of year (000) ...................................... $ 181,598  $ 218,702  $ 202,576  $ 196,366  $ 170,629
Portfolio turnover rate ........................................... 3% 4% 5% 3% 4%
(a)
On October 29, 2018, the Fund acquired all of the assets and assumed certain stated liabilities of the International Equity Index Fund (the "Predecessor Fund"), a series of State Farm Variable
Product Trust, through a tax-free reorganization (the "Reorganization"). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Includes reorganization costs associated with the Fund's reorganization.  Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.27%
and 0.24%, respectively.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
21
Financial Highlights
BlackRock International Index V.I.
Fund
Class III
Year Ended
12/31/22
Period from
02/09/21
(a)
to 12/31/21
Net asset value, beginning of period .........................................................................
$ 10.68  $ 10.26
Net investment income
(b)
.................................................................................
0.23  0.15
Net realized and unrealized gain (loss) ........................................................................
(1.79) 0.63
Net increase (decrease) from investment operations ................................................................ (1.56) 0.78
Distributions
(c)
– –
From net investment income ..............................................................................
(0.21) (0.35)
Return of capital ....................................................................................... —  (0.01)
Total distributions ....................................................................................... (0.21) (0.36)
Net asset value, end of period .............................................................................. $ 8.91  $ 10.68
Total Return
(d)
— —
Based on net asset value .................................................................................. (14.59)% 7.65%
(e)
Ratios to Average Net Assets
(f)
Total expenses .........................................................................................
0.59% 0.50%
(g)
Total expenses after fees waived and/or reimbursed ................................................................
0.51% 0.49%
(g)
Net investment income ...................................................................................
2.51% 1.59%
(g)
Supplemental Data
Net assets, end of period (000) .............................................................................. $ 1,099  $ 348
Portfolio turnover rate ..................................................................................... 3% 4%
(h)
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate is representative of the portfolio for the entire year.
See notes to financial statements.

Notes to Financial Statements
2022
BlackRock Annual Report to Shareholders
22
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock International
Index V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2022 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S.
federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Notes to Financial Statements
(continued)
23
Notes to Financial Statements
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2022, certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
24
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
BMO Capital Markets Corp. .......................... $ 739 $ (739) $ — $ —
BofA Securities, Inc. ............................... 153,974 (153,974) — —
Citigroup Global Markets, Inc. ........................ 53,243 (53,243) — —
Credit Suisse Securities (USA) LLC .................... 143,777 (143,777) — —
Goldman Sachs & Co. LLC .......................... 1,201,035 (1,201,035) — —
J.P. Morgan Securities LLC .......................... 506,277 (506,277) — —
$ 2,059,045 $ (2,059,045) $ — $ —
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(continued)
25
Notes to Financial Statements
difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to 0.08% of the average daily value of the Fund’s net assets.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2022, the class specific distribution fees borne directly by Class III were $1,745.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the year ended December 31, 2022 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers, Reimbursements and Recoupments: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30,
202 3 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the
1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year  ended December 31, 2022 , the amount waived was $98.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2022, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager – class specific in the Statement of Operations. For the year ended December 31, 2022, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 93,910 $ 367 $ 94,277
Class I ................................................................................................................
0.05%
Class III ...............................................................................................................
0.05
Fund Name/Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
BlackRock International Index V.I. Fund
Class I ....................................................................................................... $ 2,156
Class III ...................................................................................................... 83
$ 2,239
Class I Class III
Expense Limitations .................................................................................. 0.27% 0.52%

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
26
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2022, the Manager waived and/or reimbursed investment advisory fees of $61,752 and $29,844, which is included in fees waived and/or reimbursed by the Manager and transfer agent fees reimbursed by the
Manager — class specific, respectively, in the Statement of Operations.
With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective October 26, 2025, the repayment arrangement between the Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated.
As of December 31, 2022, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:
The following fund level and class specific waivers and/or reimbursements previously recorded by the Fund, which were subject to recoupment by the Manager, expired on
December 31, 2022:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2022, the Fund paid BIM $2,273 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency
Expiring December 31,
Fund Level/Share Class 2023 2024
Fund Level ........................................................................................ $ 18,670 $ 61,752
Class I ........................................................................................... 88,742 31,846
Class III .......................................................................................... — 237
Fund Level ............................................................................................................... $ 182,357
Class I .................................................................................................................. 94,842

Notes to Financial Statements
(continued)
27
Notes to Financial Statements
purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2022, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the year ended December 31, 2022, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the year ended December 31, 2022, purchases and sales of investments, excluding short-term securities, were $6,216,387 and $5,474,089, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
The tax character of distributions paid was as follows:
As of December 31, 2022, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on investments in passive foreign investment companies, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the classification of investments and the timing and recognition of partnership income.
As of December 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), are a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum,
Purchases ............................................................................................................... $ 1,178,250
Sales ................................................................................................................... 1,481,372
Net Realized Loss .......................................................................................................... (43,025)
Fund Name
Year Ended
12/31/22
Year Ended
12/31/21
BlackRock International Index V.I. Fund
Ordinary income ........................................................................................... $ 4,461,191 $ 7,213,226
Return of capital ........................................................................................... — 54,256
$ 4,461,191 $ 7,267,482
Fund Name
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
BlackRock International Index V.I. Fund ............................................. $ 284,712 $ (4,160,411) $ 670,413 $ (3,205,286)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock International Index V.I. Fund .................................. $ 183,101,832 $ 55,835,963 $ (55,189,489) $ 646,474

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
28
(b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple
Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2022, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Manager uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. The Manager does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by the Manager.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen.
An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European
Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and

Notes to Financial Statements
(continued)
29
Notes to Financial Statements
actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but could be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
The Fund invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Fund's investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
(a)
Period from February 09, 2021 (commencement of operations) to December 31, 2021 for Class III.
As of December 31, 2022, shares owned by BlackRock Financial Management, Inc., an affiliate of the Fund, were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/22
Year Ended
12/31/21
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock International Index V.I. Fund
Class I
Shares sold .............................................
462,169 $ 4,182,812 439,634 $ 4,709,657
Shares issued in reinvestment of distributions ........................
499,021 4,436,298 690,111 7,256,285
Shares redeemed .........................................
(1,093,070) (10,038,875) (1,036,306) (11,078,090)
(131,880) $ (1,419,765) 93,439 $ 887,852
Class III
(a)
Shares sold .............................................
96,727 $ 893,933 31,853 $ 345,793
Shares issued in reinvestment of distributions ........................
2,743 24,305 974 10,211
Shares redeemed .........................................
(8,841) (79,507) (190) (2,071)
90,629 $ 838,731 32,637 $ 353,933
(41,251) $ (581,034) 126,076 $ 1,241,785
Class I .......................................................................................................... 790
Class III ......................................................................................................... 1,949

Report of Independent Registered Public Accounting Firm
2022
BlackRock Annual Report to Shareholders
30
To the Shareholders of BlackRock International Index V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock International Index V.I. Fund of BlackRock Variable Series Funds, Inc. (the “Fund”),
including the schedule of investments, as of December 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2022, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 14, 2023
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in this Report
31
Glossary of Terms Used in this Report
Portfolio Abbreviation
ADR American Depositary Receipts
CDI Crest Depository Interests
CVA Certification Van Aandelon (Dutch Certificate)
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget

December 31, 2022
Not FDIC Insured - May Lose Value - No Bank Guarantee
2022 Annual Report
BlackRock Variable Series Funds, Inc.
BlackRock International V.I. Fund

Fund Summary
as of December 31, 2022
2022
BlackRock Annual Report to Shareholders
2
BlackRock International V.I. Fund
Investment Objective
BlackRock International V.I. Fund’s (the “Fund”) investment objective is long-term capital growth.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2022, the Fund underperformed its benchmark, the MSCI All Country World Index ex-U.S.
What factors influenced performance?
The most significant detractors from the Fund’s relative performance at the sector level were stock selection decisions within the industrials, communication services, and consumer discretionary sectors. Among individual stocks, Sony Group, Recruit Holdings, and GXO Logistics detracted the most from relative performance. Sony was the top detractor, as the market environment favored selling growth equities in the first half of the period, and sales of long-term winners like Sony funded purchases of more cyclical companies. Weaker demand and significant adverse currency movements led to further share-price declines in the third quarter of 2022. Recruit Holdings detracted as the
Japanese human resources company proved vulnerable to market rotations, given the key role its Indeed online recruitment business and other domestic online properties play. Rising rates sent the stock lower early in the reporting period, and downward revisions to earnings estimates reflected fears of a potential recession and its likely impact on labor markets. Lastly, GXO Logistics detracted as investors questioned the long-term growth outlook for outsourcing logistics services to third-party providers, particularly given weak sales trends across many e-commerce companies and excess capacity at companies like Amazon. GXO still appears well-placed as a problem solver in an increasingly challenging logistics market, driving cost and efficiency gains and benefiting from long-term contracts. Despite market concerns about how the newly spun-off stock will trade through a growth-led downturn, the Fund remains confident in its resilience.
Conversely, the most significant contribution to the Fund’s relative performance at the sector level came from stock selection within information technology ("IT"), healthcare, and energy. At the individual stock level, Novo Nordisk A/S, Baker Hughes, and Canadian National Railway were the top relative contributors. Novo Nordisk benefited not only from the defensive qualities of healthcare stocks generally but also from ongoing earnings momentum and rising expectations surrounding the company’s Wegovy obesity treatment. Baker Hughes reported consistently strong results, dramatically exceeding profit expectations in the third quarter due to higher margins in its oilfield services, turbomachinery, and process solutions divisions. Order trends were also favorable, and investors responded positively to the appointment of new CFO Nancy Buese early in the fourth quarter of 2022. Lastly, Canadian National Railway reported strong top-line growth, as increased fuel surcharges led to record revenue and outpaced rising fuel costs. Coupled with increased operational efficiency, the railroad grew earnings faster than expected, and management remained confident in its full-year outlook.
Describe recent portfolio activity.
The largest change to the Fund’s positioning was a substantial increase in exposure in the healthcare sector, followed by additions to real estate and consumer staples. By contrast, the Fund reduced its exposure to the materials, consumer discretionary, and industrials sectors.
Describe portfolio positioning at period end.
The Fund’s largest sector overweights were in healthcare, industrials, and consumer discretionary. The largest underweight exposures were in financials, consumer staples, and IT. On a geographical basis, the largest overweight exposures were in the United States, Denmark, and Italy, while the largest underweight allocations were to Australia,
India, and Taiwan.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2022 (continued)
3
Fund Summary
BlackRock International V.I. Fund
GROWTH OF $10,000 INVESTMENT
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance-related fees and expenses.
(b)
The Fund invests primarily in stocks of companies outside the U.S.
(c)
An index that captures large- and mid-cap representation across certain developed markets countries (excluding the U.S.) and certain emerging markets countries.
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)
.............................................................................. (24.62)% 0.53% 4.34%
MSCI All Country World Index ex-U.S. ........................................................ (16.00) 0.88 3.80
(a)
For a portion of the period, the Fund’s investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.
(b)
Average annual total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns.

Fund Summary
as of December 31, 2022 (continued)
2022
BlackRock Annual Report to Shareholders
4
BlackRock International V.I. Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(07/01/22)
Ending
Account Value
(12/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(07/01/22)
Ending
Account Value
(12/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,040.10 $ 4.42 $ 1,000.00 $ 1,020.87 $ 4.38 0.86%
(a)
Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
GEOGRAPHIC ALLOCATION
Country/Geographic Region
Percent of
Net Assets
United States ...................................... 16.0%
Japan ........................................... 14.5
Germany ......................................... 9.5
France ........................................... 9.1
Netherlands ....................................... 8.7
Denmark ......................................... 8.2
Italy ............................................. 6.8
Canada .......................................... 5.2
China ............................................ 5.1
Spain ............................................ 4.1
United Kingdom ..................................... 3.2
Switzerland ........................................ 2.9
Hong Kong ........................................ 2.7
Sweden .......................................... 2.2
Iceland ........................................... 1.6
Short-Term Securities ................................. 2.4
Liabilities in Excess of Other Assets ....................... (2.2)

Disclosure of Expenses
5
Disclosure of Expenses / Derivative Financial Instruments
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.  The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2022
BlackRock Annual Report to Shareholders
BlackRock International V.I. Fund
6
(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2022
Security
Shares
Shares Value
Common Stocks
Canada — 5.2%
Canadian National Railway Co. .... 15,101 $ 1,793,829
Suncor Energy, Inc. ............ 66,080 2,096,112
3,889,941
China — 5.1%
Tencent Holdings Ltd. ........... 90,100 3,820,273
Denmark — 8.2%
Novo Nordisk A/S, Class B ....... 25,453 3,456,913
Vestas Wind Systems A/S ........ 89,754 2,618,184
6,075,097
France — 9.1%
Air Liquide SA ................ 27,396 3,888,463
Kering SA ................... 5,602 2,851,014
6,739,477
Germany — 9.5%
Beiersdorf AG ................ 20,666 2,361,542
Infineon Technologies AG ........ 73,275 2,226,969
MTU Aero Engines AG .......... 11,442 2,461,578
7,050,089
Hong Kong — 2.7%
Prudential plc ................ 146,554 1,998,307
Iceland — 1.6%
Marel HF
(a)(b)
................. 350,743 1,208,958
Italy — 6.8%
Intesa Sanpaolo SpA ........... 1,484,513 3,288,807
UniCredit SpA ................ 126,368 1,793,107
5,081,914
Japan — 14.5%
Daiichi Sankyo Co. Ltd. .......... 68,700 2,211,225
Recruit Holdings Co. Ltd. ........ 122,700 3,840,753
Sony Group Corp. ............. 62,200 4,740,985
10,792,963
Netherlands — 8.7%
ASML Holding NV ............. 5,571 3,037,599
Koninklijke DSM NV ............ 27,953 3,432,478
6,470,077
Spain — 4.1%
Cellnex Telecom SA
(a)(b)
.......... 32,466 1,076,938
Industria de Diseno Textil SA ...... 74,145 1,969,369
3,046,307
Security
Shares
Shares Value
Sweden — 2.2%
Epiroc AB, Class A ............. 88,971 $ 1,620,083
Switzerland — 2.9%
Lonza Group AG (Registered) ..... 4,306 2,113,710
United Kingdom — 3.2%
Standard Chartered plc .......... 321,249 2,396,042
United States — 16.0%
Baker Hughes Co., Class A
(c)
...... 74,640 2,204,119
Equinix, Inc. ................. 2,210 1,447,616
GXO Logistics, Inc.
(d)
........... 27,569 1,176,921
Roche Holding AG ............. 11,778 3,701,090
Thermo Fisher Scientific, Inc. ...... 6,156 3,390,048
11,919,794
Total Long-Term Investments — 99.8%
(Cost: $79,852,223) .............................. 74,223,032
Short-Term Securities
Money Market Funds — 2.4%
(e)(f)
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 4.03% ...... 652,968 652,968
SL Liquidity Series, LLC, Money Market
Series, 4.49%
(g)
............. 1,145,236 1,145,122
Total Money Market Funds — 2.4%
(Cost: $1,797,849) .............................. 1,798,090
Par (000)
Pa r (000)
Time Deposits — 0.0%
Canada — 0.0%
Brown Brothers Harriman & Co.,
3 .0 6%,  0 1 /03/2 3 ............ CAD 9 6,710
Total Time Deposits — 0.0%
(Cost: $6,710) ................................. 6,710
Total Short-Term Securities — 2.4%
(Cost: $1,804,559) .............................. 1,804,800
Total Investments — 102.2%
(Cost: $81,656,782) .............................. 76,027,832
Liabilities in Excess of Other Assets — (2.2)% ............ (1,646,690)
Net Assets — 100.0% .............................. $ 74,381,142
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)
All or a portion of this security is on loan.
(d)
Non-income producing security.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.

BlackRock International V.I. Fund
Schedule of Investments
7
Schedule of Investments
December 31, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/22
Shares
Held at
12/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 249,992 $ 402,976
(a)
$ — $ — $ — $ 652,968 652,968 $ 64,414 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 3,622,099 — (2,475,660)
(a)
(1,558) 241 1,145,122 1,145,236 39,793
(b)
—
$ (1,558) $ 241 $ 1,798,090 $ 104,207 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2022
BlackRock Annual Report to Shareholders
BlackRock International V.I. Fund
8
Schedule of Investments
(continued)
December 31, 2022
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 3,589,078 EUR 3,387,840 Natwest Markets plc 01/13/23 $ (39,769)
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... $ — $ — $ — $ 39,769 $ — $ — $ 39,769
For the period ended December 31, 2022, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Forward foreign currency exchange contracts .... $ — $ — $ — $ (155,606) $ — $ — $ (155,606)
Net Change in Unrealized Appreciation
(Depreciation) on
Forward foreign currency exchange contracts .... — — — (39,769) — — (39,769)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 2,716,374
The Fund's derivative assets and liabilities (by type) were as follows:
Liabilities
Derivative Financial Instruments
Forward foreign currency exchange contracts ................................................................................ $ 39,769
Total derivative assets and liabilities in the Statement of Assets and Liabilities ............................................................
$ 39,769
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") .......................................................
—
Total derivative assets and liabilities subject to an MNA ...........................................................................
$ 39,769
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(b)(c)
Natwest Markets plc .............................. $ 39,769 $ — $ — $ — $ 39,769

BlackRock International V.I. Fund
Schedule of Investments
9
Schedule of Investments
(continued)
December 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount payable due to the counterparty in the event of default.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Canada ............................................. $ 3,889,941 $ — $ — $ 3,889,941
China ............................................... — 3,820,273 — 3,820,273
Denmark ............................................. — 6,075,097 — 6,075,097
France .............................................. — 6,739,477 — 6,739,477
Germany ............................................ — 7,050,089 — 7,050,089
Hong Kong ........................................... — 1,998,307 — 1,998,307
Iceland .............................................. 1,208,958 — — 1,208,958
Italy ................................................ — 5,081,914 — 5,081,914
Japan ............................................... — 10,792,963 — 10,792,963
Netherlands ........................................... — 6,470,077 — 6,470,077
Spain ............................................... — 3,046,307 — 3,046,307
Sweden ............................................. — 1,620,083 — 1,620,083
Switzerland ........................................... — 2,113,710 — 2,113,710
United Kingdom ........................................ — 2,396,042 — 2,396,042
United States .......................................... 8,218,704 3,701,090 — 11,919,794
Short-Term Securities
Money Market Funds ...................................... 652,968 — — 652,968
Time Deposits .......................................... — 6,710 — 6,710
$ 13,970,571 $ 60,912,139 $ — $ 74,882,710
Investments valued at NAV
(a)
...................................... 1,145,122
$ —
$ 76,027,832
$ —
Derivative Financial Instruments
(b)
Liabilities
Foreign currency exchange contracts ............................ $ — $ (39,769) $ — $ (39,769)
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities

December 31, 2022
2022
BlackRock Annual Report to Shareholders
10
BlackRock
International V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 74,229,742
Investments, at value — affiliated
(c)
.......................................................................................... 1,798,090
Foreign currency, at value
(d)
............................................................................................... 18,436
Receivables: –
Securities lending income — affiliated ...................................................................................... 4,400
Capital shares sold ................................................................................................... 2,725
Dividends — unaffiliated ............................................................................................... 96,745
Dividends — affiliated ................................................................................................. 9,402
Prepaid expenses ..................................................................................................... 603
Total assets .........................................................................................................
76,160,143
LIABILITIES
Bank overdraft ........................................................................................................ 8,671
Collateral on securities loaned ............................................................................................. 1,151,717
Payables: –
Capital shares redeemed ............................................................................................... 346,557
Custodian fees ...................................................................................................... 34,476
Investment advisory fees .............................................................................................. 41,353
Directors' and Officer's fees ............................................................................................. 51
Professional fees .................................................................................................... 63,383
Transfer agent fees .................................................................................................. 46,140
Other accrued expenses ............................................................................................... 46,884
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 39,769
Total liabilities ........................................................................................................
1,779,001
NET ASSETS ........................................................................................................
$ 74,381,142
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 90,726,289
Accumulated loss ..................................................................................................... (16,345,147)
NET ASSETS ........................................................................................................
$ 74,381,142
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 79,858,933
(b)
  Securities loaned, at value .............................................................................................. $ 336,642
(c)
  Investments, at cost — affiliated .......................................................................................... $ 1,797,849
(d)
  Foreign currency, at cost ............................................................................................... $ 18,378
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2022
11
Financial Statements
See notes to financial statements.
BlackRock
International V.I.
Fund
NET ASSET VALUE
Class I
Net assets ..........................................................................................................
$ 74,381,142
Shares outstanding ...................................................................................................
8,695,228
Net asset value ......................................................................................................
$ 8.55
Shares authorized ....................................................................................................
100 million
Par value ..........................................................................................................
$ 0.10

Statement of Operations

Year Ended December 31, 2022
2022
BlackRock Annual Report to Shareholders
12
See notes to financial statements.
BlackRock
International V.I.
Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 1,365,381
Dividends — affiliated ................................................................................................. 64,414
Securities lending income — affiliated — net ................................................................................. 39,793
Foreign taxes withheld ................................................................................................ (130,758)
Total investment income .................................................................................................
1,338,830
EXPENSES
Investment advisory .................................................................................................. 603,011
Transfer agent ..................................................................................................... 154,134
Professional ....................................................................................................... 78,787
Accounting services .................................................................................................. 50,545
Custodian ......................................................................................................... 40,115
Directors and Officer ................................................................................................. 7,515
Miscellaneous ...................................................................................................... 3,527
Total expenses .......................................................................................................
937,634
Less: –
Transfer agent fees reimbursed by the Manager ............................................................................... (148,769)
Fees waived and/or reimbursed by the Manager ............................................................................... (68,830)
Total expenses after fees waived and/or reimbursed ..............................................................................
720,035
Net investment income ..................................................................................................
618,795
REALIZED AND UNREALIZED GAIN (LOSS) $ (25,973,300)
Net realized loss from: $ –
Investments — unaffiliated ........................................................................................... (10,400,904)
Investments — affiliated ............................................................................................. (1,558)
Forward foreign currency exchange contracts ............................................................................... (155,606)
Foreign currency transactions ......................................................................................... (77,043)
A
(10,635,111)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... (15,295,950)
Investments — affiliated ............................................................................................. 241
Forward foreign currency exchange contracts ............................................................................... (39,769)
Foreign currency translations .......................................................................................... (2,712)
A
(15,338,190)
Net realized and unrealized loss ............................................................................................
(25,973,301)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ (25,354,506)

Statements of Changes in Net Assets
13
Financial Statements
BlackRock International V.I. Fund
Year Ended 12/31/22 Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 618,795  $ 754,529
Net realized gain (loss) .............................................................................. (10,635,111) 23,850,583
Net change in unrealized appreciation (depreciation) .......................................................... (15,338,190) (15,545,335)
Net increase (decrease) in net assets resulting from operations ..................................................... (25,354,506) 9,059,777
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets re sulting from distributions to shareholders ................................................... (3,294,527) (24,608,781)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................... (42,310) 15,868,024
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (28,691,343) 319,020
Beginning of year .................................................................................... 103,072,485  102,753,465
End of year ........................................................................................
$ 74,381,142  $ 103,072,485
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders
14
BlackRock International V.I. Fund
Class I
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of year .................................
$ 11.88  $ 14.27  $ 12.02  $ 9.20  $ 12.56
Net investment income
(a)
.......................................
0.07  0.11  0.05  0.14  0.17
(b)
Net realized and unrealized gain (loss) ..............................
(3.01) 1.12  2.46  2.81  (2.88)
Net increase (decrease) from investment operations ...................... (2.94) 1.23  2.51  2.95  (2.71)
Distributions
(c)
– – – – –
From net investment income ....................................
(0.08) (0.11) (0.06) (0.13) (0.32)
From net realized gain .........................................
(0.31) (3.51) (0.20) —  (0.33)
Total distributions ............................................. (0.39) (3.62) (0.26) (0.13) (0.65)
Net asset value, end of year ..................................... $ 8.55  $ 11.88  $ 14.27  $ 12.02  $ 9.20
Total Return
(d)
— — — — —
Based on net asset value ........................................ (24.62)% 8.68% 21.32% 32.12% (21.82)%
Ratios to Average Net Assets
(e)
Total expenses ...............................................
1.17% 1.12% 1.14% 1.12% 1.20%
Total expenses after fees waived and/or reimbursed ......................
0.90% 0.93% 0.93% 0.97% 1.07%
Net investment income .........................................
0.77% 0.69% 0.43% 1.31% 1.48%
(b)
Supplemental Data
Net assets, end of year (000) ...................................... $ 74,381  $ 103,072  $ 102,753  $ 95,143  $ 82,233
Portfolio turnover rate ........................................... 102% 80% 98% 104% 100%
(a)
Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets includes $0.04 per share and 0.31%, respectively, resulting from a non-recurring dividend.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Notes to Financial Statements
15
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock International
V.I. Fund (the “Fund”). The Fund is classified as diversified.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2022 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund are charged to the Fund. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Fund has an arrangement with one of its custodians whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Fund may incur charges on overdrafts, subject to certain conditions.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
16
services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2022, certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the

Notes to Financial Statements
(continued)
17
Notes to Financial Statements
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Barclays Capital, Inc. .............................. $ 336,642 $ (336,642) $ — $ —
$ 336,642 $ (336,642) $ — $ —
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
18
is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”) an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the year ended December 31, 2022 , the Fund did not pay any amounts to affiliates in return for these services.
For the year ended December 31, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 202 4 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year  ended December 31, 2022 , the amount waived was $2,269.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2022, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses at 0.08% of average daily net assets. The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the Manager in the Statement of
Operations. For the year ended December 31, 2022, expense reimbursements were $84,817.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”), to 0.86% of average daily net assets. Prior to June 1, 2022, the expense limitation as a percentage of average daily net assets was 0.93%.
The Manager has agreed not to reduce or discontinue the contractual expense limitation through June 30, 2024, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2022, the Manager waived and/or reimbursed investment advisory fees of $66,561 and $63,952, which is included in fees waived and/or reimbursed by the Manager and transfer agent fees reimbursed by the
Manager, respectively, in the Statement of Operations.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.75%
$1 billion - $3 billion ..................................................................................................... 0.71
$3 billion - $5 billion ..................................................................................................... 0.68
$5 billion - $10 billion .................................................................................................... 0.65
Greater than $10 billion ................................................................................................... 0.64
Class I
Transfer agent fees - class specific ......................................................................................... $ 154,134

Notes to Financial Statements
(continued)
19
Notes to Financial Statements
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2022, the Fund paid BIM $7,905 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2022, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
7. PURCHASES AND SALES
For the year ended December 31, 2022, purchases and sales of investments, excluding short-term securities, were $79,594,819 and $82,313,548, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
The tax character of distributions paid was as follows:
Fund Name
Year Ended
12/31/22
Year Ended
12/31/21
BlackRock International V.I. Fund
Ordinary income ........................................................................................... $ 900,970 $ 8,546,386
Long-term capital gains ...................................................................................... 2,393,557 16,062,395
$ 3,294,527 $ 24,608,781

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
20
As of December 31, 2022, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the timing and recognition of partnership income.
(c)
The Fund has elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.
As of December 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), are a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum,
(b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple
Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2022, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen.
An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Fund Name
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Qualified
Late-year Losses
(c)
Total
BlackRock International V.I. Fund ................................................. $ (10,189,391) $ (5,939,451) $ (216,305) $ (16,345,147)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock International V.I. Fund ...................................... $ 81,979,211 $ 2,447,912 $ (8,399,291) $ (5,951,379)

Notes to Financial Statements
(continued)
21
Notes to Financial Statements
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European
Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but could be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/22
Year Ended
12/31/21
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock International V.I. Fund
Class I
Shares sold .............................................
1,195,749 $ 11,056,461 451,699 $ 6,984,226
Shares issued in reinvestment of distributions ........................
404,564 3,294,527 2,032,205 24,608,781
Shares redeemed .........................................
(1,583,948) (14,393,298) (1,003,484) (15,724,983)
16,365 $ (42,310) 1,480,420 $ 15,868,024

Report of Independent Registered Public Accounting Firm
2022
BlackRock Annual Report to Shareholders
22
To the Shareholders of BlackRock International V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock International V.I. Fund of BlackRock Variable Series Funds, Inc. (the “Fund”), including the schedule of investments, as of December 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2022, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 14, 2023
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in this Report
23
Glossary of Terms Used in this Report
Currency Abbreviation
CAD Canadian Dollar
EUR Euro
USD United States Dollar

December 31, 2022
Not FDIC Insured - May Lose Value - No Bank Guarantee
2022 Annual Report
BlackRock Variable Series Funds, Inc.
BlackRock Large Cap Focus Growth V.I. Fund

Fund Summary
as of December 31, 2022
2022
BlackRock Annual Report to Shareholders
2
BlackRock Large Cap Focus Growth V.I. Fund
Investment Objective
BlackRock Large Cap Focus Growth V.I. Fund’s (the “Fund”) investment objective is to seek long-term capital growth.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2022, the Fund underperformed its benchmark, the Russell 1000
®
Growth Index.
What factors influenced performance?
From a sector perspective, the largest detractors from the Fund’s relative performance were investment decisions within the communication services, information technology
(“IT”), and healthcare sectors. Within communication services, an overweight allocation to the interactive media and service industry, most notably through an overweight position in Match Group Inc., detracted from relative performance. Stock selection in the semiconductor and semiconductor equipment industry with IT, particularly in an off-
benchmark position in Marvell Technology Inc., was also a detractor. Lastly, positioning within healthcare weighed on relative performance, with the Fund’s lack of exposure to the biotechnology sub-sector most notably detracting.
Conversely, the largest contributors to relative performance were positioning within the energy sector and stock selection in materials. An overweight position in Pioneer
Natural Resources within the oil, gas and consumable fuels industry benefited the Fund. Within materials, security selection in the chemicals industry, specifically from an overweight position in Linde PLC, contributed to performance. Elsewhere in the portfolio, positioning in the aerospace and defense industry within industrials, specifically an overweight position in TransDigm Group Inc., proved beneficial.
Describe recent portfolio activity.
During the reporting period, the most notable increase in the Fund’s sector weightings was to healthcare, particularly within the healthcare providers and services industry.
Exposure to IT increased as well. Conversely, the Fund’s exposure to communication services sector decreased the most, due to a reduced allocation to the interactive media and services industry. Exposure to the consumer discretionary sector decreased as well.
Describe portfolio positioning at period end.
Relative to its benchmark, the Fund ended the period with its largest overweight positions in the healthcare sector, followed by consumer discretionary and IT. The Fund’s largest underweight position was in consumer staples, followed by real estate and materials.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2022 (continued)
3
Fund Summary
BlackRock Large Cap Focus Growth V.I. Fund
GROWTH OF $10,000 INVESTMENT
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance-related fees and expenses.
(b)
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap equity securities and derivatives that have similar economic characteristics to such securities. The Fund’s total returns prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name “BlackRock Large Cap Growth V.I. Fund”.
(c)
An index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000
®
companies with higher price-to-book ratios and higher
forecasted growth values.
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)
.............................................................................. (38.11)% 7.51% 12.17%
Class III
(b)
............................................................................. (38.25) 7.24 11.89
Russell 1000
®
Growth Index ............................................................... (29.14) 10.96 14.10
(a)
For a portion of the period, the Fund’s investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.
(b)
Average annual total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns. The Fund's total returns prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name “BlackRock Large Cap Growth V.I. Fund”.

Fund Summary
as of December 31, 2022 (continued)
2022
BlackRock Annual Report to Shareholders
4
BlackRock Large Cap Focus Growth V.I. Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(07/01/22)
Ending
Account Value
(12/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(07/01/22)
Ending
Account Value
(12/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 929.50 $ 3.84 $ 1,000.00 $ 1,021.22 $ 4.02 0.79%
Class III .................................. 1,000.00 928.00 5.05 1,000.00 1,019.96 5.30 1.04
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
SECTOR ALLOCATION
Sector
(a)
Percent of
Net Assets
Information Technology .............................. 43.6%
Health Care ..................................... 17.9
Consumer Discretionary ............................. 16.9
Communication Services ............................. 8.2
Industrials ....................................... 7.4
Financials ....................................... 4.2
Energy ......................................... 1.4
Short-Term Securities ............................... 0.6
Liabilities in Excess of Other Assets ..................... (0.2)
(a)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Disclosure of Expenses
5
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the
Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

2022
BlackRock Annual Report to Shareholders
BlackRock Large Cap Focus Growth V.I. Fund
6
(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2022
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.9%
TransDigm Group, Inc. ............... 7,896 $ 4,971,716
Automobiles — 2.0%
Tesla, Inc.
(a)
....................... 28,209 3,474,785
Capital Markets — 4.2%
Blackstone, Inc. .................... 12,085 896,586
S&P Global, Inc. ................... 18,798 6,296,202
7,192,788
Commercial Services & Supplies — 3.0%
Copart , Inc.
(a)
..................... 83,134 5,062,029
Health Care Equipment & Supplies — 5.0%
(a)
Boston Scientific Corp. ............... 60,478 2,798,317
Intuitive Surgical, Inc. ................ 21,365 5,669,203
8,467,520
Health Care Providers & Services — 3.8%
UnitedHealth Group, Inc. .............. 12,394 6,571,051
Hotels, Restaurants & Leisure — 3.9%
Chipotle Mexican Grill, Inc.
(a)
........... 1,948 2,702,831
Evolution AB
(b)(c)
.................... 41,600 4,052,025
6,754,856
Interactive Media & Services — 6.6%
(a)
Alphabet, Inc., Class A ............... 93,161 8,219,595
Match Group, Inc. .................. 72,061 2,989,811
11,209,406
Internet & Direct Marketing Retail — 6.7%
Amazon.com, Inc.
(a)
................. 135,644 11,394,096
IT Services — 6.5%
Mastercard , Inc., Class A .............. 5,688 1,977,888
Visa, Inc., Class A .................. 44,037 9,149,127
11,127,015
Life Sciences Tools & Services — 5.8%
Danaher Corp. .................... 21,766 5,777,132
Lonza Group AG (Registered) .......... 8,458 4,151,824
9,928,956
Machinery — 1.5%
Chart Industries, Inc.
(a)
............... 22,080 2,544,278
Oil, Gas & Consumable Fuels — 1.4%
Cheniere Energy, Inc. ................ 15,866 2,379,265
Pharmaceuticals — 3.3%
AstraZeneca plc, ADR ............... 31,501 2,135,768
Zoetis, Inc., Class A ................. 24,185 3,544,312
5,680,080
Semiconductors & Semiconductor Equipment — 9.4%
Advanced Micro Devices, Inc.
(a)
......... 57,943 3,752,968
ASML Holding NV (Registered), NYRS .... 12,712 6,945,837
Marvell Technology, Inc. .............. 67,441 2,498,015
NVIDIA Corp. ..................... 20,175 2,948,374
16,145,194
Software — 19.2%
Cadence Design Systems, Inc.
(a)
........ 31,241 5,018,554
Intuit, Inc. ........................ 21,567 8,394,308
Microsoft Corp. .................... 63,565 15,244,158
ServiceNow , Inc.
(a)
.................. 10,809 4,196,811
32,853,831
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals — 8.5%
Apple, Inc. ....................... 111,895 $ 14,538,517
Textiles, Apparel & Luxury Goods — 4.2%
LVMH Moet Hennessy Louis Vuitton SE .... 6,879 5,005,802
NIKE, Inc., Class B ................. 19,142 2,239,806
7,245,608
Total Common Stocks — 97.9%
(Cost: $168,034,085) ............................. 167,540,991
Preferred Securities
Preferred Stocks — 1.7%
Media — 1.7%
ByteDance Ltd., Series E-1 (Acquired 11/11/20,
cost $1,906,152)
(d)(e)
............... 17,396 2,866,981
Total Preferred Securities — 1.7%
(Cost: $1,906,152) .............................. 2,866,981
Total Long-Term Investments — 99.6%
(Cost: $169,940,237) ............................. 170,407,972
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.03%
(f)(g)
................. 1,096,849 1,096,849
Total Short-Term Securities — 0.6%
(Cost: $1,096,849) .............................. 1,096,849
Total Investments — 100.2%
(Cost: $171,037,086 ) ............................. 171,504,821
Liabilities in Excess of Other Assets — (0.2)% ............ (400,977)
Net Assets — 100.0% ..............................
$ 171,103,844
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,866,981, representing 1.68% of its net assets as of period end, and an original cost of $1,906,152.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Annualized 7-day yield as of period end.
(g)
Affiliate of the Fund.

BlackRock Large Cap Focus Growth V.I. Fund
Schedule of Investments
7
Schedule of Investments
(continued)
December 31, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliated Issuer
Value at
12/31/21
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/22
Shares
Held at
12/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 274,003 $ 822,846
(a)
$ — $ — $ — $ 1,096,849 1,096,849 $ 37,680 $ —
SL Liquidity Series, LLC, Money
Market Series
(b)
.......... 12,085,155 — (12,081,575)
(a)
(3,580) — — — 6,095
(c)
—
$ (3,580) $ — $ 1,096,849 $ 43,775 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 4,971,716 $ — $ — $ 4,971,716
Automobiles .......................................... 3,474,785 — — 3,474,785
Capital Markets ........................................ 7,192,788 — — 7,192,788
Commercial Services & Supplies ............................. 5,062,029 — — 5,062,029
Health Care Equipment & Supplies ........................... 8,467,520 — — 8,467,520
Health Care Providers & Services ............................ 6,571,051 — — 6,571,051
Hotels, Restaurants & Leisure .............................. 2,702,831 4,052,025 — 6,754,856
Interactive Media & Services ............................... 11,209,406 — — 11,209,406
Internet & Direct Marketing Retail ............................ 11,394,096 — — 11,394,096
IT Services ........................................... 11,127,015 — — 11,127,015
Life Sciences Tools & Services .............................. 5,777,132 4,151,824 — 9,928,956
Machinery ............................................ 2,544,278 — — 2,544,278
Oil, Gas & Consumable Fuels ............................... 2,379,265 — — 2,379,265
Pharmaceuticals ....................................... 5,680,080 — — 5,680,080
Semiconductors & Semiconductor Equipment .................... 16,145,194 — — 16,145,194
Software ............................................. 32,853,831 — — 32,853,831
Technology Hardware, Storage & Peripherals .................... 14,538,517 — — 14,538,517
Textiles, Apparel & Luxury Goods ............................ 2,239,806 5,005,802 — 7,245,608
Preferred Securities ....................................... — — 2,866,981 2,866,981
Short-Term Securities
Money Market Funds ...................................... 1,096,849 — — 1,096,849
$ 155,428,189 $ 13,209,651 $ 2,866,981 $ 171,504,821

2022
BlackRock Annual Report to Shareholders
BlackRock Large Cap Focus Growth V.I. Fund
8
Schedule of Investments
(continued)
December 31, 2022
See notes to financial statements.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Preferred
Securities Total
Investments
Assets
Opening balance, as of December 31, 2021 ................................................................................... $ 2,947,828 $ 2,947,828
Transfers into Level 3 ................................................................................................. — —
Transfers out of Level 3 ................................................................................................ — —
Accrued discounts/premiums ............................................................................................. — —
Net realized gain .................................................................................................... 33,266 33,266
Net change in unrealized depreciation
(a)(b)
.................................................................................... (12,034) (12,034)
Purchases ......................................................................................................... — —
Sales ............................................................................................................ (102,079) (102,079)
Closing balance, as of December 31, 2022 ....................................................................................
$ 2,866,981 $ 2,866,981
Net change in unrealized depreciation on investments still held at December 31, 2022
(b)
......................................................
$ (12,034) $ (12,034)
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.

BlackRock Large Cap Focus Growth V.I. Fund
Schedule of Investments
9
Schedule of Investments
(continued)
December 31, 2022
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 investments as of period end.
Value
Valuation
Approach Unobservable Inputs
(a)
Range of
Unobservable
Inputs Utilized
(a)
Weighted Average of
Unobservable Inputs
Based on Fair Value
Preferred Stocks ........................... $ 2,866,981 Market Revenue Multiple 3.45x-3.95x 3.70x
Recent Transactions
(b)
$ 2,866,981
(b)
For the period end December 31, 2022, the valuation technique used recent prior transaction prices as inputs within the model used for the approximation of fair value.

Statement of Assets and Liabilities

December 31, 2022
2022
BlackRock Annual Report to Shareholders
10
BlackRock Large
Cap Focus Growth
V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 170,407,972
Investments, at value — affiliated
(b)
.......................................................................................... 1,096,849
Receivables: –
Capital shares sold ................................................................................................... 56,595
Dividends — unaffiliated ............................................................................................... 15,787
Dividends — affiliated ................................................................................................. 2,095
Prepaid expenses ..................................................................................................... 1,332
Total assets .........................................................................................................
171,580,630
LIABILITIES
Payables: –
Accounting services fees ............................................................................................... 28,417
Capital shares redeemed ............................................................................................... 125,926
Distribution fees ..................................................................................................... 18,590
Investment advisory fees .............................................................................................. 98,682
Directors' and Officer's fees ............................................................................................. 49
Professional fees .................................................................................................... 39,838
Transfer agent fees .................................................................................................. 128,682
Other accrued expenses ............................................................................................... 36,602
Total liabilities ........................................................................................................
476,786
NET ASSETS ........................................................................................................
$ 171,103,844
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 170,607,109
Accumulated earnings .................................................................................................. 496,735
NET ASSETS ........................................................................................................
$ 171,103,844
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 169,940,237
(b)
  Investments, at cost — affiliated .......................................................................................... $ 1,096,849
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2022
11
Financial Statements
See notes to financial statements.
BlackRock Large
Cap Focus Growth
V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 87,220,254
Shares outstanding ..................................................................................................
6,882,821
Net asset value .....................................................................................................
$ 12.67
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10
Class III
Net assets .........................................................................................................
$ 83,883,590
Shares outstanding ..................................................................................................
6,846,710
Net asset value .....................................................................................................
$ 12.25
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10

Statement of Operations

Year Ended December 31, 2022
2022
BlackRock Annual Report to Shareholders
12
See notes to financial statements.
BlackRock Large
Cap Focus Growth
V.I. Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 1,495,441
Dividends — affiliated ................................................................................................. 37,680
Securities lending income — affiliated — net ................................................................................. 6,095
Foreign taxes withheld ................................................................................................ (48,418)
Total investment income .................................................................................................
1,490,798
EXPENSES
Investment advisory .................................................................................................. 1,410,632
Transfer agent — class specific .......................................................................................... 425,417
Distribution — class specific ............................................................................................ 275,976
Accounting services .................................................................................................. 58,017
Professional ....................................................................................................... 51,295
Custodian ......................................................................................................... 19,561
Printing and postage ................................................................................................. 16,768
Directors and Officer ................................................................................................. 8,417
Transfer agent ...................................................................................................... 5,143
Miscellaneous ...................................................................................................... 5,080
Total expenses .......................................................................................................
2,276,306
Less: –
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (273,503)
Fees waived and/or reimbursed by the Manager ............................................................................... (1,779)
Total expenses after fees waived and/or reimbursed ..............................................................................
2,001,024
Net investment loss ....................................................................................................
(510,226)
REALIZED AND UNREALIZED GAIN (LOSS) $ (114,076,402)
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 208,137
Investments — affiliated ............................................................................................. (3,580)
Foreign currency transactions ......................................................................................... (10,566)
A
193,991
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... (114,270,503)
Foreign currency translations .......................................................................................... 110
A
(114,270,393)
Net realized and unrealized loss ............................................................................................
(114,076,402)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ (114,586,628)

Statements of Changes in Net Assets
13
Financial Statements
BlackRock Large Cap Focus Growth V.I.
Fund
Year Ended 12/31/22 Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment loss ................................................................................ $ (510,226) $ (1,586,538)
Net realized gain .................................................................................. 193,991  48,338,814
Net change in unrealized appreciation (depreciation) .......................................................... (114,270,393) 2,106,995
Net increase (decrease) in net assets resulting from operations ..................................................... (114,586,628) 48,859,271
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ (6,036,836) (21,864,723)
  Class III ....................................................................................... (6,285,125) (24,114,951)
Decrease in net assets resulting from distributions to shareholders ................................................... (12,321,961) (45,979,674)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................... (14,970,256) 23,502,367
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (141,878,845) 26,381,964
Beginning of year .................................................................................... 312,982,689  286,600,725
End of year ........................................................................................
$ 171,103,844  $ 312,982,689
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders
14
BlackRock Large Cap Focus Growth V.I. Fund
Class I
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of year ..................................
$ 21.82  $ 21.58  $ 15.91  $ 13.32  $ 14.51
Net investment loss
(a)
..........................................
(0.02) (0.09) (0.06) (0.04) (0.04)
Net realized and unrealized gain (loss) ...............................
(8.23) 3.89  6.97  4.36  0.49
Net increase (decrease) from investment operations ....................... (8.25) 3.80  6.91  4.32  0.45
Distributions from net realized gain
(b)
................................ (0.90) (3.56) (1.24) (1.73) (1.64)
Net asset value, end of year ...................................... $ 12.67  $ 21.82  $ 21.58  $ 15.91  $ 13.32
Total Return
(c)
— — — — —
Based on net asset value ......................................... (38.11)% 18.09% 43.74% 32.70% 3.01%
Ratios to Average Net Assets
(d)
Total expenses ................................................
0.91% 0.90% 0.91% 0.95% 0.96%
Total expenses after fees waived and/or reimbursed .......................
0.79% 0.77% 0.78% 0.81% 0.82%
Net investment loss .............................................
(0.11)% (0.40)% (0.35)% (0.27)% (0.23)%
Supplemental Data
Net assets, end of year (000) ....................................... $ 87,220  $ 150,211  $ 139,807  $ 106,238  $ 91,380
Portfolio turnover rate ............................................ 50% 52% 54% 58% 63%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
15
Financial Highlights
BlackRock Large Cap Focus Growth V.I. Fund
Class III
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of year ..................................
$ 21.19  $ 21.10  $ 15.61  $ 13.13  $ 14.36
Net investment loss
(a)
..........................................
(0.05) (0.15) (0.11) (0.08) (0.08)
Net realized and unrealized gain (loss) ...............................
(7.99) 3.80  6.84  4.29  0.49
Net increase (decrease) from investment operations ....................... (8.04) 3.65  6.73  4.21  0.41
Distributions from net realized gain
(b)
................................ (0.90) (3.56) (1.24) (1.73) (1.64)
Net asset value, end of year ...................................... $ 12.25  $ 21.19  $ 21.10  $ 15.61  $ 13.13
Total Return
(c)
— — — — —
Based on net asset value ......................................... (38.25)% 17.78% 43.43% 32.33% 2.77%
Ratios to Average Net Assets
(d)
Total expenses ................................................
1.18% 1.16% 1.16% 1.20% 1.22%
Total expenses after fees waived and/or reimbursed .......................
1.04% 1.02% 1.03% 1.06% 1.07%
Net investment loss .............................................
(0.36)% (0.65)% (0.60)% (0.52)% (0.48)%
Supplemental Data
Net assets, end of year (000) ....................................... $ 83,884  $ 162,772  $ 146,794  $ 92,261  $ 70,685
Portfolio turnover rate ............................................ 50% 52% 54% 58% 63%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Notes to Financial Statements
2022
BlackRock Annual Report to Shareholders
16
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Large
Cap Focus Growth V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2022 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Fund may incur charges on overdrafts, subject to certain conditions.

Notes to Financial Statements
(continued)
17
Notes to Financial Statements
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
18
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

Notes to Financial Statements
(continued)
19
Notes to Financial Statements
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2022, the class specific distribution fees borne directly by Class III were $275,976.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the year ended December 31, 2022 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements : The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year  ended December 31, 2022 , the amount waived was $1,779.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2022, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager – class specific in the Statement of Operations. For the year ended December 31, 2022, class specific expense reimbursements were as follows:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.65%
$1 billion - $3 billion ..................................................................................................... 0.61
$3 billion - $5 billion ..................................................................................................... 0.59
$5 billion - $10 billion .................................................................................................... 0.57
Greater than $10 billion ................................................................................................... 0.55
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 201,826 $ 223,591 $ 425,417
Class I ................................................................................................................
0.07%
Class III ...............................................................................................................
0.07
Fund Name/Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
BlackRock Large Cap Focus Growth V.I. Fund
Class I ....................................................................................................... $ 127,185
Class III ...................................................................................................... 146,318
$ 273,503

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
20
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2022, there were no fees waived and/
or reimbursed by the Manager pursuant to this agreement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2022, the Fund paid BIM $1,406 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2022, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
6. PURCHASES AND SALES
For the year ended December 31, 2022, purchases and sales of investments, excluding short-term securities, were $110,161,267 and $138,960,136, respectively.
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
Class I Class III
Expense Limitations .................................................................................. 1.25% 1.50%

Notes to Financial Statements
(continued)
21
Notes to Financial Statements
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to a net operating loss were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of December 31, 2022, the tax components of accumulated earnings (loss) were as follows:
(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the timing and recognition of partnership income.
As of December 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), are a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum,
(b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple
Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2022, the Fund did not borrow under the credit agreement.
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen.
An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current
Fund Name Paid-in Capital
Accumulated
Earnings (Loss)
BlackRock Large Cap Focus Growth V.I. Fund ....................................................... $ (524,440) $ 524,440
Fund Name
Year Ended
12/31/22
Year Ended
12/31/21
BlackRock Large Cap Focus Growth V.I. Fund
Ordinary income ........................................................................................... $ — $ 6,500,855
Long-term capital gains ...................................................................................... 12,321,961 39,478,819
$ 12,321,961 $ 45,979,674
Fund Name
Undistributed
Long-Term
Capital Gains
Net Unrealized
Gains (Losses)
(a)
Total
BlackRock Large Cap Focus Growth V.I. Fund ....................................................... $ 82,394 $ 414,341 $ 496,735
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Large Cap Focus Growth V.I. Fund .............................. $ 171,097,739 $ 20,512,169 $ (20,105,087) $ 407,082

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
22
market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/22
Year Ended
12/31/21
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Large Cap Focus Growth V.I. Fund
Class I
Shares sold .............................................
1,121,648 $ 16,990,707 427,821 $ 10,111,941
Shares issued in reinvestment of distributions ........................
442,648 6,036,836 1,004,029 21,864,723
Shares redeemed .........................................
(1,566,786) (24,554,150) (1,025,067) (23,655,280)
(2,490) $ (1,526,607) 406,783 $ 8,321,384
Class III
Shares sold .............................................
690,839 $ 10,842,522 1,140,643 $ 25,851,346
Shares issued in reinvestment of distributions ........................
476,190 6,285,125 1,139,728 24,114,951
Shares redeemed .........................................
(2,002,433) (30,571,296) (1,555,297) (34,785,314)
(835,404) $ (13,443,649) 725,074 $ 15,180,983
(837,894) $ (14,970,256) 1,131,857 $ 23,502,367

Report of Independent Registered Public Accounting Firm
23
Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock Large Cap Focus Growth V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Large Cap Focus Growth V.I. Fund of BlackRock Variable Series Funds, Inc. (the “Fund”),
including the schedule of investments, as of December 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2022, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 14, 2023
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in this Report
2022
BlackRock Annual Report to Shareholders
24
Portfolio Abbreviation
ADR American Depositary Receipts
NYRS New York Registered Shares
S&P Standard & Poor's

December 31, 2022
Not FDIC Insured - May Lose Value - No Bank Guarantee
2022 Annual Report
BlackRock Variable Series Funds, Inc.
BlackRock Managed Volatility V.I. Fund

Fund Summary
as of December 31, 2022
2022
BlackRock Annual Report to Shareholders
2
BlackRock Managed Volatility V.I. Fund
Investment Objective
BlackRock Managed Volatility V.I. Fund’s (the “Fund”) investment objective is to seek a level of current income and degree of stability of principal not normally available from an investment solely in equity securities, as well as the opportunity for capital appreciation greater than is normally available from an investment solely in debt securities.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2022, the Fund outperformed its blended benchmark (50% MSCI All Country World Index/50% FTSE WGBI (hedged into USD).
For the same period, the Fund outperformed its performance benchmark, the ICE BofA 3-Month U.S. Treasury Bill Index.
What factors influenced performance?
The Fund’s performance and positioning are driven by the investment adviser’s macroeconomic views on global and regional growth, inflation and monetary/fiscal policy.
These views are informed by both Discretionary and Systematic strategies. The Fund establishes tactical positions (both long and short) in equities, sovereign bonds and currencies across 20-plus countries. The tactical approach seeks to capitalize on market volatility and dispersion in macroeconomic trends at the country level.
The Discretionary and Systematic strategies each contributed positively to performance in 2022.
In the former, directional short duration positions in the United States, Europe and Japan were leading contributors. (Short positions rise in value when the price of the underlying security falls. Duration is a measure of interest rate sensitivity.)
Within the Systematic process, relative value fixed-income positioning contributed to performance, particularly in the second half of the reporting period. Positions held across the emerging markets were additive, as the Fund was long duration in countries with weak growth and accommodative monetary policies (such as China and South Africa)
and short duration in countries with higher inflation and hawkish policies (including Poland and South Korea). Short positions in German bonds versus the United States and
Australia also contributed.
A duration timing strategy in the Systematic process was the only material detractor from performance. The strategy was positioned long global duration in the second quarter of 2022, which detracted given that bonds sold off in this time. A systematic equity timing strategy also detracted slightly. The majority of the adverse effect occurred in the first half of the reporting period, when the strategy was positioned long global equities during sell-offs related to elevated geopolitical risk and rising interest rates.
The Fund used derivatives as an efficient means to take active views on interest rates, equity indexes, and currencies. The use of derivatives instead of physical instruments marginally contributed to performance. The Fund held an allocation to cash as collateral for derivative positions and as a way of earning a modest yield. The cash position did not have a material effect on performance.
Describe recent portfolio activity.
The Fund entered 2022 with moderate directional positioning. It added equity and bond exposure after the January 2022 sell-off, but it both trimmed over the remainder of the year.
The investment adviser actively shifted the Fund’s cross-region positions throughout the period. In equities, the Fund was predominantly short in North America and the emerging markets and long in Asia and Europe. In fixed income, the investment adviser tactically shifted positioning with respect to the United States against Europe once the former became more appropriately priced following the Fed’s interest rate hikes. The Fund also added a short position in Japanese government bonds in the middle of the reporting period on the view that elevated inflation would force the Bank of Japan to abandon its yield curve control program.
The Fund was long in the euro versus a basket of developed market currencies in the first calendar quarter of 2022, but it closed the position. It finished the year with no active currency positions.
Describe portfolio positioning at period end.
Given heightened uncertainty around inflation and growth, the Fund’s directional equity and bond positions were relatively moderate overall. The investment adviser instead saw more compelling opportunities in cross-country positions in both equity and bonds, where it had higher conviction and differentiated insights.
In equities, the Fund was long in Japan and select European countries versus the United States. In fixed income, the Fund was long in countries with moderating inflation
(the United States, China, South Africa, Brazil, Canada and Australia) versus those with higher inflation (Germany, South Korea, and Sweden). The Fund was modestly net short in equities overall, and it had a short duration.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2022 (continued)
3
Fund Summary
BlackRock Managed Volatility V.I. Fund
GROWTH OF $10,000 INVESTMENT
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance-related fees and expenses. The returns for Class III Shares prior to February 14, 2018, the recommencement of operations of Class III Shares, are based upon the performance of the Fund’s Class I Shares, as adjusted to reflect the distribution (12b 1)
fees applicable to Class III Shares.
(b)
The Fund uses an asset allocation strategy, investing various percentages of its portfolio in three major categories: stocks, bonds and money market investments. The Fund’s total returns prior to January 22, 2013 are the returns of the Fund when it followed different investment strategies under the name “BlackRock Balanced Capital V.I. Fund”.
(c)
An index that captures large- and mid-cap representation across certain developed and emerging markets.
(d)
Measures the performance of fixed-rate, local currency, investment-grade sovereign bonds. The index is a widely used benchmark that currently includes sovereign debt from over 20 countries denominated in a variety of currencies.
(e)
A customized weighted index comprised of the returns of 50% MSCI All Country World Index/50% FTSE WGBI (hedged into USD).
(f)
An unmanaged index that measures returns of 3-month Treasury Bills. Effective June 2, 2014, the ICE BofA 3-Month U.S. Treasury Bill Index was added to the performance benchmarks against which the Fund measures its performance. On March 1, 2021 the Fund began to track the 4pm pricing variant of the Index. Historical index data prior to March 1, 2021 is for the 3pm pricing variant of the Index. Index data on and after March 1, 2021 is for the 4pm pricing variant of the Index.
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)
.............................................................................. 6.21% 2.68% 3.39%
Class III
(b)
............................................................................. 5.92 2.43
(c)
3.14
(c)
50% MSCI All Country World Index /50% FTSE WGBI (hedged into USD) ................................ (15.38) 2.94 4.97
MSCI  All Country World Index ............................................................. (18.36) 5.23 7.98
FTSE WGBI (hedged into USD) ............................................................. (12.86) (0.06) 1.52
ICE BofA 3-Month U.S. Treasury Bill Inde x ..................................................... 1.47 1.27 0.77
(a)
For a portion of the period, the Fund’s investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.
(b)
Average annual total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns. The Fund’s total returns prior to January 22, 2013 are the returns of the Fund when it followed different investment strategies under the name “BlackRock Balanced Capital V.I. Fund”.
(c)
The returns for Class III Shares prior to February 14, 2018, the recommencement of operations of Class III Shares, are based upon the performance of the Fund’s Class I Shares, as adjusted to reflect the distribution (12b-1) fees applicable to Class III Shares.

Fund Summary
as of December 31, 2022 (continued)
2022
BlackRock Annual Report to Shareholders
4
BlackRock Managed Volatility V.I. Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(07/01/22)
Ending
Account Value
(12/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(07/01/22)
Ending
Account Value
(12/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,082.60 $ 3.10 $ 1,000.00 $ 1,022.23 $ 3.01 0.59%
Class III .................................. 1,000.00 1,082.20 4.41 1,000.00 1,020.97 4.28 0.84
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Common Stocks ................................... 99.8%
Preferred Stocks ................................... 0.2
Corporate Bonds ................................... 0.0
(b)
Warrants ........................................ 0.0
(b)
Rights .......................................... 0.0
(b)
Other Interests .................................... —
(a)
Excludes short-term securities.
(b)
Represents less than 0.1% of the Fund's total investments.

Disclosure of Expenses
5
Disclosure of Expenses / Derivative Financial Instruments
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the
Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.  The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2022
BlackRock Annual Report to Shareholders
BlackRock Managed Volatility V.I. Fund
6
(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2022
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.0%
Airbus SE ........................ 1,567 $ 186,320
BAE Systems plc ................... 4,513 46,612
Boeing Co. (The)
(a)
.................. 1,422 270,877
Dassault Aviation SA ................ 289 49,013
General Dynamics Corp. .............. 586 145,393
Kongsberg Gruppen ASA ............. 1,267 53,928
L3Harris Technologies, Inc. ............ 253 52,677
Lockheed Martin Corp. ............... 496 241,299
Northrop Grumman Corp. ............. 270 147,315
Raytheon Technologies Corp. .......... 2,995 302,255
Rheinmetall AG .................... 82 16,324
Safran SA ........................ 820 102,708
Textron, Inc. ...................... 214 15,151
Thales SA ........................ 200 25,554
TransDigm Group, Inc. ............... 21 13,223
1,668,649
Air Freight & Logistics — 0.5%
CH Robinson Worldwide, Inc. .......... 848 77,643
Deutsche Post AG (Registered) ......... 1,264 47,307
DSV A/S ......................... 157 24,828
Expeditors International of Washington, Inc. . 1,084 112,649
FedEx Corp. ...................... 976 169,043
United Parcel Service, Inc., Class B
(b)
..... 2,865 498,052
929,522
Airlines — 0.4%
(a)
Alaska Air Group, Inc. ................ 338 14,514
American Airlines Group, Inc.
(b)
.......... 1,731 22,018
Delta Air Lines, Inc. ................. 9,397 308,785
Southwest Airlines Co. ............... 10,592 356,633
United Airlines Holdings, Inc. ........... 915 34,496
736,446
Auto Components — 0.1%
Aptiv plc
(a)
........................ 926 86,239
Cie Generale des Etablissements Michelin SCA 565 15,739
101,978
Automobiles — 1.4%
Bayerische Motoren Werke AG ......... 1,938 171,581
Ferrari NV ....................... 514 110,222
Ford Motor Co. .................... 15,427 179,416
General Motors Co. ................. 5,963 200,595
Honda Motor Co. Ltd. ................ 1,900 43,337
Isuzu Motors Ltd. ................... 2,100 24,345
Lucid Group, Inc.
(a)(b)
................. 3,332 22,758
Mercedes-Benz Group AG ............. 2,922 191,084
Renault SA
(a)
...................... 933 31,133
Rivian Automotive, Inc., Class A
(a)(b)
....... 1,406 25,913
Stellantis NV ...................... 7,379 104,858
Suzuki Motor Corp. ................. 1,000 32,027
Tesla, Inc.
(a)
....................... 8,369 1,030,893
Toyota Motor Corp. ................. 24,100 328,785
Yamaha Motor Co. Ltd. ............... 600 13,561
2,510,508
Banks — 4.2%
ANZ Group Holdings Ltd. ............. 9,348 150,586
Banco Bilbao Vizcaya Argentaria SA ...... 13,187 79,429
Banco Santander SA ................ 32,988 98,638
Bank of America Corp. ............... 21,399 708,735
Barclays plc ...................... 34,859 66,330
BNP Paribas SA ................... 2,400 136,654
BOC Hong Kong Holdings Ltd. .......... 9,000 30,553
Security
Shares
Shares Value
Banks (continued)
CaixaBank SA ..................... 5,721 $ 22,431
Citigroup, Inc. ..................... 5,663 256,138
Citizens Financial Group, Inc. .......... 2,086 82,126
Comerica, Inc. ..................... 349 23,331
Commerzbank AG
(a)
................. 1,592 14,885
Commonwealth Bank of Australia ........ 4,577 317,895
Credit Agricole SA .................. 2,332 24,531
Danske Bank A/S ................... 1,158 22,839
DBS Group Holdings Ltd. ............. 7,200 182,244
DNB Bank ASA .................... 11,356 224,282
Fifth Third Bancorp ................. 2,810 92,196
FinecoBank Banca Fineco SpA ......... 3,109 51,628
First Citizens BancShares, Inc., Class A .... 31 23,509
First Horizon Corp. .................. 1,407 34,472
First Republic Bank ................. 673 82,032
Hang Seng Bank Ltd. ................ 2,500 41,466
HSBC Holdings plc ................. 47,449 294,067
Huntington Bancshares, Inc. ........... 5,498 77,522
ING Groep NV ..................... 8,287 100,945
Intesa Sanpaolo SpA ................ 30,007 66,478
Japan Post Bank Co. Ltd. ............. 2,100 18,003
JPMorgan Chase & Co. .............. 8,746 1,172,839
KBC Group NV .................... 471 30,325
KeyCorp ......................... 3,598 62,677
M&T Bank Corp. ................... 765 110,971
Mitsubishi UFJ Financial Group, Inc. ...... 30,000 201,403
Mizuho Financial Group, Inc. ........... 7,050 99,322
National Australia Bank Ltd. ............ 9,482 192,519
NatWest Group plc .................. 20,127 64,190
Nordea Bank Abp .................. 7,561 80,993
Oversea-Chinese Banking Corp. Ltd. ..... 7,300 66,401
PNC Financial Services Group, Inc. (The) .. 1,526 241,016
Regions Financial Corp. .............. 4,591 98,982
Resona Holdings, Inc. ............... 3,400 18,674
Signature Bank .................... 280 32,262
Skandinaviska Enskilda Banken AB, Class A 3,866 44,509
Societe Generale SA ................ 925 23,202
Standard Chartered plc ............... 5,978 44,587
Sumitomo Mitsui Financial Group, Inc. ..... 3,700 148,860
Sumitomo Mitsui Trust Holdings, Inc. ...... 700 24,427
SVB Financial Group
(a)
............... 258 59,376
Svenska Handelsbanken AB, Class A ..... 3,139 31,603
Swedbank AB, Class A ............... 1,981 33,695
Truist Financial Corp. ................ 3,245 139,632
UniCredit SpA ..................... 3,775 53,566
United Overseas Bank Ltd. ............ 2,600 59,555
US Bancorp ...................... 3,899 170,035
Webster Financial Corp. .............. 230 10,888
Wells Fargo & Co. .................. 12,716 525,044
Westpac Banking Corp. .............. 9,500 150,399
Zions Bancorp NA
(b)
................. 428 21,041
7,336,938
Beverages — 0.8%
Anheuser-Busch InBev SA/NV .......... 1,678 101,068
Asahi Group Holdings Ltd. ............. 800 24,902
Carlsberg A/S, Class B ............... 317 42,049
Coca-Cola Co. (The) ................ 3,005 191,148
Coca-Cola HBC AG ................. 1,780 42,077
Diageo plc ....................... 6,034 264,119
Heineken Holding NV ................ 494 38,152
Heineken NV ..................... 585 55,102
Ito En Ltd. ........................ 400 14,558
Kirin Holdings Co. Ltd. ............... 3,300 50,297
PepsiCo, Inc. ..................... 2,075 374,870
Pernod Ricard SA .................. 786 154,624

BlackRock Managed Volatility V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Shares
Shares Value
Beverages (continued)
Treasury Wine Estates Ltd. ............ 4,901 $ 45,277
1,398,243
Biotechnology — 1.6%
AbbVie, Inc. ...................... 5,077 820,494
Alnylam Pharmaceuticals, Inc.
(a)
......... 89 21,151
Amgen, Inc. ...................... 1,600 420,224
Argenx SE
(a)
...................... 125 46,926
Biogen, Inc.
(a)
..................... 453 125,445
BioMarin Pharmaceutical, Inc.
(a)
......... 141 14,592
CSL Ltd. ......................... 1,289 251,347
Genmab A/S
(a)
..................... 181 76,526
Gilead Sciences, Inc. ................ 3,855 330,952
Horizon Therapeutics plc
(a)
............ 360 40,968
Incyte Corp.
(a)
..................... 685 55,019
Moderna, Inc.
(a)(b)
................... 1,050 188,601
Regeneron Pharmaceuticals, Inc.
(a)
....... 335 241,699
Seagen, Inc.
(a)
..................... 104 13,365
Vertex Pharmaceuticals, Inc.
(a)
.......... 768 221,783
2,869,092
Building Products — 0.7%
Allegion plc ....................... 514 54,104
AO Smith Corp. .................... 368 21,064
Assa Abloy AB, Class B .............. 1,500 32,264
Carlisle Cos., Inc. .................. 238 56,085
Carrier Global Corp. ................. 2,823 116,449
Daikin Industries Ltd. ................ 300 45,514
Fortune Brands Innovations, Inc. ........ 282 16,105
Geberit AG (Registered) .............. 128 60,426
Johnson Controls International plc ....... 3,160 202,240
Kingspan Group plc ................. 1,010 54,685
Lennox International, Inc. ............. 97 23,205
Masco Corp. ...................... 1,582 73,832
Masterbrand, Inc.
(a)
................. 282 2,129
Nibe Industrier AB, Class B ............ 2,894 27,012
Owens Corning .................... 974 83,082
ROCKWOOL A/S, Class B ............ 131 30,668
TOTO Ltd. ....................... 600 20,352
Trane Technologies plc ............... 1,303 219,021
1,138,237
Capital Markets — 2.1%
3i Group plc ...................... 4,466 72,025
Ameriprise Financial, Inc. ............. 114 35,496
Amundi SA
(c)(d)
..................... 567 32,154
ASX Ltd. ........................ 1,369 63,051
Bank of New York Mellon Corp. (The) ..... 1,551 70,601
Blackstone, Inc. .................... 379 28,118
Cboe Global Markets, Inc. ............. 172 21,581
Charles Schwab Corp. (The)
(b)
.......... 4,547 378,583
CME Group, Inc., Class A ............. 1,011 170,010
Credit Suisse Group AG (Registered)
(a)
.... 4,604 13,745
Deutsche Bank AG (Registered) ......... 3,983 44,775
Deutsche Boerse AG ................ 597 102,798
Euronext NV
(c)(d)
.................... 371 27,466
FactSet Research Systems, Inc. ......... 84 33,702
Franklin Resources, Inc.
(b)
............. 521 13,744
Goldman Sachs Group, Inc. (The) ....... 949 325,868
Hargreaves Lansdown plc ............. 2,132 21,955
Hong Kong Exchanges & Clearing Ltd. .... 2,600 111,723
Intercontinental Exchange, Inc. ......... 1,389 142,497
Japan Exchange Group, Inc. ........... 2,300 33,149
Julius Baer Group Ltd.
(a)
.............. 934 54,360
KKR & Co., Inc. .................... 887 41,175
London Stock Exchange Group plc ....... 1,067 91,678
Security
Shares
Shares Value
Capital Markets (continued)
Macquarie Group Ltd. ................ 1,223 $ 138,063
MarketAxess Holdings, Inc. ............ 109 30,399
Moody's Corp. ..................... 444 123,707
Morgan Stanley .................... 3,820 324,776
MSCI, Inc. ....................... 212 98,616
Nasdaq, Inc. ...................... 1,151 70,614
Northern Trust Corp. ................. 468 41,413
Partners Group Holding AG ............ 85 75,266
Raymond James Financial, Inc. ......... 667 71,269
S&P Global, Inc. ................... 958 320,873
Schroders plc
(b)
.................... 11,423 60,022
St. James's Place plc ................ 2,147 28,283
State Street Corp. .................. 1,048 81,293
T. Rowe Price Group, Inc.
(b)
............ 695 75,797
UBS Group AG (Registered) ........... 7,489 139,192
3,609,837
Chemicals — 1.7%
Air Liquide SA ..................... 944 133,987
Air Products & Chemicals, Inc. .......... 652 200,985
Akzo Nobel NV .................... 1,452 97,433
Albemarle Corp. ................... 650 140,959
BASF SE ........................ 2,175 107,094
CF Industries Holdings, Inc. ............ 607 51,716
Clariant AG (Registered)
(a)
............. 2,464 39,132
Corteva, Inc. ...................... 1,517 89,169
Croda International plc ............... 752 59,843
Dow, Inc. ........................ 276 13,908
DuPont de Nemours, Inc.
(b)
............ 2,305 158,192
Ecolab, Inc. ...................... 1,892 275,400
EMS-Chemie Holding AG (Registered) .... 167 113,109
Evonik Industries AG ................ 1,347 25,692
International Flavors & Fragrances, Inc. .... 1,076 112,808
Johnson Matthey plc ................ 644 16,459
Koninklijke DSM NV ................. 264 32,418
Linde plc ........................ 854 278,558
LyondellBasell Industries NV, Class A ..... 547 45,417
Novozymes A/S, Class B .............. 493 25,012
Orica Ltd. ........................ 3,000 30,673
PPG Industries, Inc. ................. 1,427 179,431
RPM International, Inc. ............... 539 52,526
Sherwin-Williams Co. (The) ............ 1,446 343,179
Shin-Etsu Chemical Co. Ltd. ........... 400 48,845
Sika AG (Registered) ................ 180 43,273
Symrise AG ...................... 415 45,071
Tosoh Corp. ...................... 2,900 34,486
Westlake Corp.
(b)
................... 502 51,475
Yara International ASA ............... 2,068 90,820
2,937,070
Commercial Services & Supplies — 0.3%
Cintas Corp. ...................... 151 68,195
Copart, Inc.
(a)
..................... 870 52,974
Dai Nippon Printing Co. Ltd. ........... 1,100 22,099
Republic Services, Inc. ............... 652 84,101
Rollins, Inc. ....................... 796 29,086
Secom Co. Ltd. .................... 2,200 125,527
Waste Management, Inc. .............. 1,029 161,430
543,412
Communications Equipment — 0.1%
Cisco Systems, Inc. ................. 2,378 113,288
Nokia OYJ ....................... 2,984 13,863
127,151

2022
BlackRock Annual Report to Shareholders
BlackRock Managed Volatility V.I. Fund
8
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Shares
Shares Value
Construction & Engineering — 0.4%
ACS Actividades de Construccion y Servicios
SA .......................... 1,690 $ 48,357
Bouygues SA ..................... 2,964 88,896
Eiffage SA ....................... 1,356 133,382
Obayashi Corp. .................... 2,600 19,639
Shimizu Corp. ..................... 8,700 46,423
Taisei Corp. ...................... 2,200 70,939
Vinci SA ......................... 2,076 206,950
614,586
Construction Materials — 0.4%
CRH plc ......................... 1,898 75,484
Holcim AG
(a)(b)
..................... 352 18,221
Martin Marietta Materials, Inc. .......... 947 320,057
Vulcan Materials Co. ................ 1,962 343,566
757,328
Consumer Finance — 0.3%
American Express Co. ............... 1,839 271,712
Capital One Financial Corp. ............ 932 86,639
Discover Financial Services ............ 844 82,569
Synchrony Financial ................. 1,335 43,868
484,788
Containers & Packaging — 0.7%
Amcor plc ........................ 12,793 152,365
Avery Dennison Corp. ................ 401 72,581
Ball Corp.
(b)
....................... 2,583 132,095
Crown Holdings, Inc. ................ 1,326 109,010
International Paper Co. ............... 8,486 293,870
Packaging Corp. of America ........... 1,904 243,541
Smurfit Kappa Group plc .............. 760 28,166
WestRock Co. ..................... 2,959 104,038
1,135,666
Distributors — 0.1%
D'ieteren Group .................... 276 52,968
LKQ Corp. ....................... 510 27,239
Pool Corp. ....................... 386 116,699
196,906
Diversified Financial Services — 0.9%
Apollo Global Management, Inc. ......... 265 16,905
Berkshire Hathaway, Inc., Class B
(a)
...... 4,267 1,318,076
EXOR NV
(a)
....................... 155 11,348
Groupe Bruxelles Lambert NV .......... 194 15,504
Industrivarden AB, Class A ............ 893 21,720
Industrivarden AB, Class C ............ 635 15,407
Investor AB, Class A ................. 2,169 40,354
Investor AB, Class B ................. 4,984 90,215
M&G plc ......................... 9,749 22,045
ORIX Corp. ....................... 2,100 33,614
1,585,188
Electric Utilities — 1.7%
Acciona SA ....................... 193 35,518
Alliant Energy Corp. ................. 475 26,225
American Electric Power Co., Inc. ........ 1,774 168,441
CLP Holdings Ltd. .................. 5,000 36,428
Constellation Energy Corp. ............ 1,426 122,935
Duke Energy Corp. ................. 1,772 182,498
Edison International ................. 1,476 93,903
EDP - Energias de Portugal SA ......... 6,537 32,586
Electricite de France SA .............. 1,721 22,095
Endesa SA ....................... 2,385 44,949
Enel SpA ........................ 19,774 106,347
Entergy Corp. ..................... 710 79,875
Security
Shares
Shares Value
Electric Utilities (continued)
Evergy, Inc. ....................... 521 $ 32,787
Eversource Energy ................. 408 34,207
Exelon Corp. ...................... 3,575 154,547
FirstEnergy Corp.
(b)
................. 1,864 78,176
Fortum OYJ ...................... 749 12,474
Iberdrola SA ...................... 16,903 197,317
NextEra Energy, Inc. ................ 9,645 806,322
NRG Energy, Inc. ................... 1,297 41,271
Origin Energy Ltd. .................. 7,888 41,285
Orsted A/S
(c)(d)
..................... 545 49,271
PG&E Corp.
(a)
..................... 8,814 143,316
Pinnacle West Capital Corp. ........... 145 11,026
Power Assets Holdings Ltd. ............ 6,000 32,793
PPL Corp. ....................... 5,984 174,853
Southern Co. (The) ................. 352 25,136
SSE plc ......................... 5,124 105,385
Terna - Rete Elettrica Nazionale ......... 5,026 37,118
Xcel Energy, Inc. ................... 1,130 79,224
3,008,308
Electrical Equipment — 0.3%
ABB Ltd. (Registered) ................ 4,472 136,296
Fuji Electric Co. Ltd. ................. 1,100 41,513
Legrand SA ...................... 370 29,667
Mitsubishi Electric Corp. .............. 2,100 20,809
Schneider Electric SE ................ 1,289 181,020
Vestas Wind Systems A/S ............. 2,551 74,414
483,719
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp., Class A ............. 789 60,075
Azbil Corp. ....................... 2,400 60,257
CDW Corp. ....................... 237 42,324
Halma plc ........................ 1,127 26,839
Hexagon AB, Class B ................ 2,659 27,880
Keyence Corp. .................... 500 194,122
Murata Manufacturing Co. Ltd. .......... 400 19,726
Omron Corp. ...................... 1,400 67,659
Shimadzu Corp. .................... 900 25,479
TDK Corp. ....................... 600 19,520
Yokogawa Electric Corp. .............. 1,600 25,394
569,275
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class A ............ 2,092 61,777
Halliburton Co. .................... 2,004 78,857
Schlumberger Ltd. .................. 2,608 139,424
Tenaris SA ....................... 1,699 29,796
309,854
Entertainment — 0.7%
Activision Blizzard, Inc. ............... 1,625 124,394
Bollore SE ....................... 4,336 24,231
Capcom Co. Ltd. ................... 500 15,960
Electronic Arts, Inc. ................. 558 68,176
Netflix, Inc.
(a)
...................... 1,216 358,574
Nexon Co. Ltd. .................... 800 17,961
Nintendo Co. Ltd. ................... 2,700 113,526
Sea Ltd., ADR
(a)
.................... 640 33,299
Take-Two Interactive Software, Inc.
(a)
...... 162 16,869
Universal Music Group NV
(b)
........... 1,461 35,331
Walt Disney Co. (The)
(a)
.............. 4,101 356,295
Warner Bros Discovery, Inc.
(a)
.......... 4,414 41,845
1,206,461

BlackRock Managed Volatility V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) — 1.5%
Alexandria Real Estate Equities, Inc. ...... 338 $ 49,236
American Tower Corp. ............... 1,225 259,529
AvalonBay Communities, Inc. .......... 185 29,881
British Land Co. plc (The) ............. 3,170 15,050
CapitaLand Integrated Commercial Trust ... 13,300 20,285
CapLand Ascendas REIT ............. 19,100 39,118
Crown Castle, Inc. .................. 1,060 143,778
Daiwa House REIT Investment Corp. ..... 11 24,526
Dexus
(e)
......................... 4,345 22,812
Digital Realty Trust, Inc. .............. 685 68,685
Equinix, Inc. ...................... 251 164,413
Equity Residential .................. 538 31,742
Extra Space Storage, Inc. ............. 382 56,223
Federal Realty Investment Trust ......... 194 19,602
Gecina SA ....................... 208 21,191
GLP J-Reit ....................... 17 19,579
Goodman Group ................... 7,448 87,591
GPT Group (The)
(e)
.................. 11,022 31,435
Healthpeak Properties, Inc. ............ 922 23,115
Host Hotels & Resorts, Inc. ............ 2,732 43,849
Invitation Homes, Inc. ................ 1,052 31,181
Iron Mountain, Inc.
(b)
................. 961 47,906
Japan Metropolitan Fund Investment Corp. . 23 18,297
Japan Real Estate Investment Corp. ...... 8 35,138
Kimco Realty Corp. ................. 1,710 36,218
Land Securities Group plc ............. 3,084 23,041
Link REIT ........................ 8,100 59,270
Mid-America Apartment Communities, Inc. .. 214 33,596
Mirvac Group
(e)
.................... 20,474 29,620
Nippon Building Fund, Inc. ............. 8 35,774
Nippon Prologis REIT, Inc. ............. 3 7,034
Nomura Real Estate Master Fund, Inc. .... 13 16,106
Prologis, Inc. ...................... 2,563 288,927
Public Storage ..................... 396 110,955
Realty Income Corp. ................. 1,410 89,436
Regency Centers Corp. .............. 302 18,875
SBA Communications Corp., Class A ...... 223 62,509
Scentre Group ..................... 21,272 41,407
Segro plc ........................ 3,824 35,228
Simon Property Group, Inc. ............ 943 110,784
Stockland
(e)
....................... 19,870 48,937
Ventas, Inc. ...................... 835 37,617
VICI Properties, Inc. ................. 2,866 92,858
Vicinity Ltd. ....................... 29,430 39,739
Welltower, Inc. ..................... 998 65,419
Weyerhaeuser Co. .................. 1,962 60,822
2,648,334
Food & Staples Retailing — 1.5%
Aeon Co. Ltd. ..................... 2,500 52,789
Carrefour SA ...................... 2,717 45,444
Coles Group Ltd. ................... 8,159 92,487
Costco Wholesale Corp. .............. 1,914 873,741
Endeavour Group Ltd. ............... 5,067 22,051
J Sainsbury plc .................... 8,542 22,404
Jeronimo Martins SGPS SA ............ 2,577 55,755
Kesko OYJ, Class B ................. 3,282 72,520
Kobe Bussan Co. Ltd. ................ 800 23,057
Koninklijke Ahold Delhaize NV .......... 1,572 45,197
Kroger Co. (The) ................... 2,717 121,124
Ocado Group plc
(a)
.................. 1,905 14,141
Seven & i Holdings Co. Ltd. ............ 1,000 42,856
Sysco Corp. ...................... 2,137 163,374
Tesco plc ........................ 12,798 34,489
Walgreens Boots Alliance, Inc. .......... 2,669 99,714
Walmart, Inc. ...................... 5,290 750,069
Security
Shares
Shares Value
Food & Staples Retailing (continued)
Welcia Holdings Co. Ltd. .............. 600 $ 13,986
Woolworths Group Ltd. ............... 5,612 128,152
2,673,350
Food Products — 1.4%
Archer-Daniels-Midland Co. ............ 1,965 182,450
Associated British Foods plc ........... 1,009 19,130
Campbell Soup Co. ................. 600 34,050
Chocoladefabriken Lindt & Spruengli AG ... 3 30,570
Chocoladefabriken Lindt & Spruengli AG
(Registered) .................... 1 102,884
Conagra Brands, Inc. ................ 2,029 78,522
Danone SA ....................... 543 28,619
Darling Ingredients, Inc.
(a)
............. 307 19,215
General Mills, Inc. .................. 2,058 172,563
Hershey Co. (The) .................. 507 117,406
Hormel Foods Corp. ................. 1,415 64,453
Kellogg Co. ....................... 314 22,369
Kerry Group plc, Class A .............. 268 24,209
Kraft Heinz Co. (The) ................ 2,966 120,746
Lamb Weston Holdings, Inc. ........... 812 72,560
McCormick & Co., Inc. (Non-Voting) ...... 1,000 82,890
MEIJI Holdings Co. Ltd. .............. 1,500 76,887
Mondelez International, Inc., Class A ...... 3,616 241,007
Nestle SA (Registered) ............... 6,116 706,456
Orkla ASA ........................ 15,187 109,610
Salmar ASA ...................... 804 31,530
Tyson Foods, Inc., Class A ............ 913 56,834
2,394,960
Gas Utilities — 0.1%
APA Group
(e)
...................... 4,922 35,977
Hong Kong & China Gas Co. Ltd. ........ 36,732 34,837
Naturgy Energy Group SA ............. 1,300 33,786
Snam SpA ....................... 8,252 40,012
144,612
Health Care Equipment & Supplies — 1.7%
Abbott Laboratories ................. 5,067 556,306
Alcon, Inc. ....................... 775 53,180
Align Technology, Inc.
(a)
............... 145 30,580
Baxter International, Inc. .............. 984 50,154
Becton Dickinson and Co. ............. 705 179,282
BioMerieux ....................... 235 24,690
Boston Scientific Corp.
(a)
.............. 3,978 184,062
Carl Zeiss Meditec AG ............... 189 23,756
Cochlear Ltd. ..................... 431 59,524
Coloplast A/S, Class B ............... 242 28,351
Cooper Cos., Inc. (The) .............. 72 23,808
Dexcom, Inc.
(a)
.................... 1,122 127,055
Edwards Lifesciences Corp.
(a)
.......... 1,621 120,943
EssilorLuxottica SA ................. 765 138,414
Hologic, Inc.
(a)
..................... 406 30,373
Hoya Corp. ....................... 1,000 95,779
IDEXX Laboratories, Inc.
(a)
............. 234 95,463
Intuitive Surgical, Inc.
(a)
............... 1,060 281,271
Medtronic plc ..................... 3,429 266,502
Olympus Corp. .................... 3,000 52,913
ResMed, Inc. ..................... 386 80,338
Siemens Healthineers AG
(c)(d)
........... 1,141 56,915
Smith & Nephew plc ................. 2,707 36,152
Sonova Holding AG (Registered) ........ 123 29,212
STERIS plc ....................... 162 29,920
Straumann Holding AG (Registered) ...... 173 19,838
Stryker Corp. ..................... 955 233,488
Sysmex Corp. ..................... 300 18,111

2022
BlackRock Annual Report to Shareholders
BlackRock Managed Volatility V.I. Fund
10
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Terumo Corp. ..................... 1,900 $ 53,866
Zimmer Biomet Holdings, Inc. .......... 488 62,220
3,042,466
Health Care Providers & Services — 0.9%
Centene Corp.
(a)
................... 223 18,288
Cigna Corp. ...................... 219 72,563
CVS Health Corp. .................. 898 83,685
Elevance Health, Inc. ................ 386 198,006
Fresenius SE & Co. KGaA ............. 800 22,346
Humana, Inc. ..................... 118 60,438
Ramsay Health Care Ltd. ............. 376 16,511
Sonic Healthcare Ltd. ................ 1,928 39,237
UnitedHealth Group, Inc. .............. 1,978 1,048,696
1,559,770
Health Care Technology — 0.0%
M3, Inc. ......................... 1,300 35,312
Hotels, Restaurants & Leisure — 0.0%
Norwegian Cruise Line Holdings Ltd.
(a)(b)
... 1,177 14,406
Household Durables — 0.8%
Barratt Developments plc ............. 6,332 30,244
Berkeley Group Holdings plc ........... 473 21,564
DR Horton, Inc.
(b)
................... 4,357 388,383
Lennar Corp., Class A ................ 3,488 315,664
NVR, Inc.
(a)
....................... 45 207,566
Persimmon plc .................... 813 11,921
PulteGroup, Inc. ................... 4,083 185,899
Sony Group Corp. .................. 2,000 152,443
Taylor Wimpey plc .................. 23,668 28,986
1,342,670
Household Products — 1.6%
Church & Dwight Co., Inc. ............. 1,967 158,560
Clorox Co. (The)
(b)
.................. 1,214 170,360
Colgate-Palmolive Co. ............... 5,191 408,999
Henkel AG & Co. KGaA .............. 494 31,747
Kimberly-Clark Corp. ................ 2,471 335,438
Procter & Gamble Co. (The) ........... 10,596 1,605,930
Reckitt Benckiser Group plc ............ 1,087 75,347
Unicharm Corp. .................... 600 22,972
2,809,353
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The) ................... 6,584 189,356
EDP Renovaveis SA ................. 1,185 26,112
RWE AG ........................ 2,118 93,632
Vistra Corp. ...................... 3,848 89,274
398,374
Industrial Conglomerates — 0.5%
3M Co. .......................... 508 60,919
DCC plc ......................... 601 29,552
General Electric Co. ................. 179 14,999
Hitachi Ltd. ....................... 2,200 110,696
Honeywell International, Inc. ........... 1,405 301,092
Investment AB Latour, Class B .......... 2,143 40,528
Keppel Corp. Ltd. ................... 16,100 87,313
Siemens AG (Registered) ............. 1,484 204,571
849,670
Insurance — 1.1%
Aflac, Inc. ........................ 1,762 126,758
AIA Group Ltd. .................... 23,200 256,207
Allianz SE (Registered) ............... 873 186,436
American International Group, Inc. ....... 2,025 128,061
Security
Shares
Shares Value
Insurance (continued)
Aviva plc
(b)
....................... 10,364 $ 54,977
AXA SA ......................... 3,949 110,002
Dai-ichi Life Holdings, Inc. ............. 1,100 24,842
Gjensidige Forsikring ASA ............. 5,432 106,543
Hannover Rueck SE ................. 102 20,125
Insurance Australia Group Ltd. .......... 6,537 21,014
Legal & General Group plc ............ 8,236 24,693
Lincoln National Corp. ............... 341 10,475
Marsh & McLennan Cos., Inc. .......... 224 37,068
Medibank Pvt Ltd. .................. 10,986 21,917
MetLife, Inc. ...................... 2,008 145,319
MS&AD Insurance Group Holdings, Inc. ... 500 15,985
Muenchener Rueckversicherungs-Gesellschaft
AG (Registered) ................. 323 104,481
Principal Financial Group, Inc. .......... 617 51,779
Prudential Financial, Inc. .............. 761 75,689
Prudential plc ..................... 4,781 65,190
QBE Insurance Group Ltd. ............ 3,968 35,996
Sampo OYJ, Class A ................ 1,118 58,393
Sompo Holdings, Inc. ................ 400 17,697
Swiss Life Holding AG (Registered) ....... 34 17,526
Swiss Re AG ...................... 384 35,905
Tokio Marine Holdings, Inc. ............ 3,600 76,905
Zurich Insurance Group AG ............ 311 148,682
1,978,665
Interactive Media & Services — 1.9%
Adevinta ASA
(a)
.................... 1,725 11,422
Alphabet, Inc., Class A
(a)
.............. 15,024 1,325,567
Alphabet, Inc., Class C
(a)
.............. 13,368 1,186,143
Auto Trader Group plc
(c)(d)
............. 2,438 15,182
Meta Platforms, Inc., Class A
(a)
.......... 5,683 683,892
REA Group Ltd. .................... 192 14,440
SEEK Ltd. ....................... 889 12,639
3,249,285
Internet & Direct Marketing Retail — 1.1%
Amazon.com, Inc.
(a)
................. 20,542 1,725,528
Prosus NV
(a)
...................... 1,610 111,160
Zalando SE
(a)(c)(d)
................... 539 18,975
ZOZO, Inc. ....................... 700 17,287
1,872,950
IT Services — 2.3%
Accenture plc, Class A ............... 1,422 379,447
Adyen NV
(a)(c)(d)
.................... 25 34,706
Amadeus IT Group SA
(a)
.............. 749 38,856
Automatic Data Processing, Inc. ......... 1,233 294,514
Bechtle AG ....................... 532 18,805
Capgemini SE ..................... 170 28,420
Cognizant Technology Solutions Corp., Class A 471 26,937
DXC Technology Co.
(a)
............... 613 16,245
Edenred ......................... 535 29,118
EPAM Systems, Inc.
(a)
................ 80 26,219
Fidelity National Information Services, Inc. .. 1,298 88,069
Fiserv, Inc.
(a)
...................... 1,530 154,637
Fujitsu Ltd. ....................... 600 79,991
Gartner, Inc.
(a)
..................... 146 49,076
Global Payments, Inc. ............... 634 62,969
GMO Payment Gateway, Inc. ........... 400 33,080
International Business Machines Corp. .... 1,627 229,228
Itochu Techno-Solutions Corp. .......... 2,300 53,350
Jack Henry & Associates, Inc. .......... 175 30,723
Mastercard, Inc., Class A .............. 1,957 680,508
NEC Corp. ....................... 1,100 38,576
Nexi SpA
(a)(c)(d)
..................... 3,992 31,513

BlackRock Managed Volatility V.I. Fund
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Shares
Shares Value
IT Services (continued)
Nomura Research Institute Ltd. ......... 1,200 $ 28,529
Obic Co. Ltd. ...................... 700 102,766
Otsuka Corp. ..................... 1,900 59,889
Paychex, Inc. ..................... 1,229 142,023
PayPal Holdings, Inc.
(a)
............... 2,564 182,608
SCSK Corp. ...................... 6,000 90,820
TIS, Inc. ......................... 2,000 52,564
Visa, Inc., Class A .................. 4,003 831,663
3,915,849
Leisure Products — 0.0%
Hasbro, Inc. ...................... 1,181 72,053
Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc. ............. 882 131,991
Bio-Techne Corp. ................... 288 23,870
Charles River Laboratories International, Inc.
(a)
106 23,097
Danaher Corp. .................... 1,869 496,070
Eurofins Scientific SE ................ 540 38,771
Illumina, Inc.
(a)
..................... 509 102,920
IQVIA Holdings, Inc.
(a)
................ 545 111,665
Lonza Group AG (Registered) .......... 147 72,159
Mettler-Toledo International, Inc.
(a)
....... 54 78,054
PerkinElmer, Inc. ................... 248 34,775
QIAGEN NV
(a)
..................... 1,099 55,247
Sartorius Stedim Biotech .............. 114 37,046
Thermo Fisher Scientific, Inc. ........... 1,120 616,773
Waters Corp.
(a)
.................... 173 59,266
West Pharmaceutical Services, Inc. ...... 186 43,775
1,925,479
Machinery — 0.6%
Alstom SA ....................... 1,572 38,462
Caterpillar, Inc. .................... 607 145,413
Cummins, Inc. ..................... 386 93,524
Deere & Co. ...................... 1,107 474,637
Illinois Tool Works, Inc. ............... 227 50,008
Indutrade AB ...................... 1,489 30,196
Kone OYJ, Class B ................. 908 47,009
PACCAR, Inc. ..................... 1,007 99,663
Parker-Hannifin Corp. ................ 104 30,264
Schindler Holding AG ................ 119 22,382
SMC Corp. ....................... 100 41,755
Westinghouse Air Brake Technologies Corp. . 294 29,344
1,102,657
Marine — 0.1%
AP Moller - Maersk A/S, Class B ......... 20 44,772
Kuehne + Nagel International AG (Registered)
(b)
59 13,717
Mitsui OSK Lines Ltd. ................ 700 17,491
Nippon Yusen KK ................... 800 18,865
94,845
Media — 0.3%
Charter Communications, Inc., Class A
(a)(b)
.. 213 72,228
Comcast Corp., Class A .............. 10,565 369,458
Informa plc ....................... 3,335 24,878
Interpublic Group of Cos., Inc. (The) ...... 446 14,856
Omnicom Group, Inc.
(b)
............... 283 23,084
Pearson plc ...................... 1,523 17,198
Publicis Groupe SA
(a)
................ 642 41,013
WPP plc ......................... 3,212 31,735
594,450
Metals & Mining — 0.3%
Anglo American plc ................. 1,737 68,021
BHP Group Ltd. .................... 8,381 259,618
Security
Shares
Shares Value
Metals & Mining (continued)
Fortescue Metals Group Ltd. ........... 2,601 $ 36,354
Glencore plc ...................... 12,702 84,705
Pilbara Minerals Ltd.
(a)
............... 5,431 13,753
Rio Tinto plc ...................... 819 57,644
520,095
Multiline Retail — 0.8%
Dollar General Corp. ................ 1,608 395,970
Dollar Tree, Inc.
(a)
................... 1,909 270,009
Next plc ......................... 949 66,497
Target Corp. ...................... 3,162 471,264
Wesfarmers Ltd. ................... 4,393 137,006
1,340,746
Multi-Utilities — 1.0%
Ameren Corp. ..................... 1,571 139,693
CenterPoint Energy, Inc. .............. 437 13,106
CMS Energy Corp. .................. 363 22,989
Consolidated Edison, Inc. ............. 1,501 143,060
Dominion Energy, Inc. ................ 3,937 241,417
DTE Energy Co. ................... 1,026 120,586
E.ON SE ........................ 5,270 52,394
Engie SA ........................ 4,853 69,427
National Grid plc ................... 12,465 149,323
Public Service Enterprise Group, Inc. ..... 5,508 337,475
Sempra Energy .................... 1,171 180,966
Veolia Environnement SA ............. 2,713 69,709
WEC Energy Group, Inc. .............. 1,581 148,235
1,688,380
Oil, Gas & Consumable Fuels — 2.5%
Aker BP ASA ...................... 2,440 75,842
Ampol Ltd. ....................... 1,356 26,066
BP plc .......................... 42,252 243,791
Chevron Corp. ..................... 3,839 689,062
ConocoPhillips .................... 2,462 290,516
Devon Energy Corp. ................. 884 54,375
Eni SpA ......................... 5,410 76,927
EOG Resources, Inc. ................ 940 121,749
Equinor ASA ...................... 3,804 136,717
Exxon Mobil Corp. .................. 9,608 1,059,762
Hess Corp. ....................... 298 42,262
Inpex Corp. ....................... 2,300 24,714
Marathon Petroleum Corp. ............ 558 64,946
Neste OYJ ....................... 708 32,651
Occidental Petroleum Corp. ............ 1,012 63,746
Phillips 66 ........................ 514 53,497
Pioneer Natural Resources Co. ......... 387 88,387
Repsol SA ....................... 1,191 18,957
Santos Ltd. ....................... 10,248 50,402
Shell plc ......................... 16,410 462,611
Texas Pacific Land Corp. .............. 29 67,983
TotalEnergies SE ................... 5,512 346,006
Valero Energy Corp. ................. 421 53,408
Woodside Energy Group Ltd. ........... 4,989 120,825
4,265,202
Paper & Forest Products — 0.1%
Mondi plc ........................ 3,026 51,172
UPM-Kymmene OYJ ................ 1,310 49,022
100,194
Personal Products — 0.7%
Beiersdorf AG ..................... 472 53,936
Estee Lauder Cos., Inc. (The), Class A .... 1,616 400,946
Haleon plc
(a)
...................... 13,249 52,421
Kao Corp. ........................ 1,700 67,491

2022
BlackRock Annual Report to Shareholders
BlackRock Managed Volatility V.I. Fund
12
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Shares
Shares Value
Personal Products (continued)
Kobayashi Pharmaceutical Co. Ltd. ....... 300 $ 20,563
L'Oreal SA ....................... 839 300,444
Shiseido Co. Ltd. ................... 100 4,901
Unilever plc ....................... 6,449 325,596
1,226,298
Pharmaceuticals — 4.8%
Astellas Pharma, Inc. ................ 6,200 94,275
AstraZeneca plc ................... 3,569 482,955
Bayer AG (Registered) ............... 2,457 126,462
Bristol-Myers Squibb Co. .............. 7,317 526,458
Catalent, Inc.
(a)
.................... 937 42,174
Chugai Pharmaceutical Co. Ltd. ......... 2,300 58,666
Daiichi Sankyo Co. Ltd. ............... 4,300 138,403
Eisai Co. Ltd. ..................... 600 39,571
Eli Lilly & Co. ..................... 2,665 974,964
GSK plc ......................... 9,863 170,465
Ipsen SA ........................ 204 21,942
Jazz Pharmaceuticals plc
(a)
............ 167 26,605
Johnson & Johnson ................. 7,843 1,385,466
Kyowa Kirin Co. Ltd. ................. 900 20,614
Merck & Co., Inc. ................... 8,273 917,889
Merck KGaA ...................... 499 96,277
Novartis AG (Registered) ............. 4,739 428,867
Novo Nordisk A/S, Class B ............ 3,267 443,709
Ono Pharmaceutical Co. Ltd. ........... 1,300 30,386
Organon & Co. .................... 677 18,909
Orion OYJ, Class B ................. 379 20,778
Otsuka Holdings Co. Ltd. ............. 1,500 48,919
Pfizer, Inc. ....................... 18,717 959,059
Roche Holding AG .................. 38 14,725
Roche Holding AG Genussscheine ....... 1,488 467,585
Royalty Pharma plc, Class A ........... 323 12,765
Sanofi .......................... 2,770 267,102
Shionogi & Co. Ltd. ................. 1,000 49,893
Takeda Pharmaceutical Co. Ltd. ......... 4,500 140,610
Viatris, Inc. ....................... 5,437 60,514
Zoetis, Inc., Class A ................. 1,709 250,454
8,337,461
Professional Services — 0.2%
Bureau Veritas SA .................. 995 26,222
CoStar Group, Inc.
(a)
................. 1,260 97,373
Equifax, Inc. ...................... 150 29,154
Leidos Holdings, Inc. ................ 202 21,248
Nihon M&A Center Holdings, Inc. ........ 1,600 19,688
Recruit Holdings Co. Ltd. ............. 2,300 71,995
RELX plc ........................ 2,503 69,203
SGS SA (Registered) ................ 10 23,293
Teleperformance ................... 69 16,496
Verisk Analytics, Inc. ................. 248 43,752
418,424
Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class A
(a)
........... 853 65,647
CK Asset Holdings Ltd. ............... 6,500 39,866
Daito Trust Construction Co. Ltd. ........ 400 40,953
Daiwa House Industry Co. Ltd. .......... 2,100 48,376
Mitsubishi Estate Co. Ltd. ............. 3,400 44,042
Mitsui Fudosan Co. Ltd. .............. 2,400 43,865
Sino Land Co. Ltd. .................. 14,000 17,462
Sun Hung Kai Properties Ltd. ........... 6,000 81,956
Swire Properties Ltd. ................ 14,200 35,967
Wharf Real Estate Investment Co. Ltd. .... 6,000 34,945
453,079
Security
Shares
Shares Value
Road & Rail — 0.3%
Aurizon Holdings Ltd. ................ 31,833 $ 80,647
Central Japan Railway Co. ............ 300 36,834
CSX Corp. ....................... 2,560 79,309
East Japan Railway Co. .............. 600 34,175
Hankyu Hanshin Holdings, Inc. .......... 500 14,814
Norfolk Southern Corp. ............... 249 61,358
Old Dominion Freight Line, Inc. ......... 52 14,756
Tokyu Corp. ...................... 1,200 15,113
Union Pacific Corp. ................. 940 194,646
West Japan Railway Co. .............. 400 17,368
549,020
Semiconductors & Semiconductor Equipment — 2.9%
Advanced Micro Devices, Inc.
(a)
......... 3,225 208,883
Advantest Corp. .................... 1,600 102,478
Analog Devices, Inc. ................. 1,249 204,873
Applied Materials, Inc. ............... 3,260 317,459
ASM International NV ................ 140 35,523
ASML Holding NV .................. 853 465,100
Broadcom, Inc. .................... 912 509,927
Disco Corp. ....................... 100 28,502
Enphase Energy, Inc.
(a)
............... 562 148,908
Entegris, Inc. ...................... 1,529 100,287
Infineon Technologies AG ............. 6,214 188,855
Intel Corp. ....................... 7,445 196,771
KLA Corp. ........................ 311 117,256
Lam Research Corp.
(b)
............... 605 254,282
Microchip Technology, Inc. ............. 939 65,965
Micron Technology, Inc. ............... 2,085 104,208
NVIDIA Corp. ..................... 5,615 820,576
ON Semiconductor Corp.
(a)
............ 610 38,046
QUALCOMM, Inc. .................. 2,416 265,615
Renesas Electronics Corp.
(a)
........... 9,700 85,731
Rohm Co. Ltd. ..................... 1,000 71,689
Skyworks Solutions, Inc. .............. 575 52,400
SolarEdge Technologies, Inc.
(a)
.......... 398 112,741
STMicroelectronics NV ............... 2,598 92,323
Texas Instruments, Inc. ............... 2,263 373,893
Tokyo Electron Ltd. ................. 300 88,149
5,050,440
Software — 4.3%
Adobe, Inc.
(a)
...................... 1,278 430,085
ANSYS, Inc.
(a)
..................... 77 18,602
Autodesk, Inc.
(a)
.................... 471 88,016
AVEVA Group plc ................... 353 13,664
Cadence Design Systems, Inc.
(a)
........ 744 119,516
Dassault Systemes SE ............... 1,667 59,945
Fortinet, Inc.
(a)
..................... 1,824 89,175
Intuit, Inc. ........................ 707 275,179
Microsoft Corp. .................... 19,478 4,671,214
Oracle Corp. ...................... 3,743 305,953
Oracle Corp. Japan ................. 1,000 65,021
Paycom Software, Inc.
(a)
.............. 198 61,441
Paylocity Holding Corp.
(a)
............. 88 17,095
PTC, Inc.
(a)
....................... 152 18,246
Roper Technologies, Inc. .............. 307 132,652
Sage Group plc (The) ................ 8,832 79,530
Salesforce, Inc.
(a)
................... 2,604 345,264
SAP SE ......................... 2,578 266,155
ServiceNow, Inc.
(a)
.................. 521 202,289
Synopsys, Inc.
(a)
................... 363 115,902
Tyler Technologies, Inc.
(a)
............. 176 56,744
WiseTech Global Ltd. ................ 806 27,720

BlackRock Managed Volatility V.I. Fund
Schedule of Investments
13
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Shares
Shares Value
Software (continued)
Xero Ltd.
(a)
....................... 268 $ 12,779
7,472,187
Specialty Retail — 2.8%
Advance Auto Parts, Inc. .............. 742 109,096
AutoZone, Inc.
(a)
................... 129 318,137
Best Buy Co., Inc. .................. 2,144 171,970
Burlington Stores, Inc.
(a)
.............. 1,053 213,506
CarMax, Inc.
(a)
..................... 1,540 93,771
Fast Retailing Co. Ltd. ............... 100 60,853
H & M Hennes & Mauritz AB, Class B ..... 2,633 28,374
Home Depot, Inc. (The) .............. 4,564 1,441,585
Industria de Diseno Textil SA ........... 1,739 46,190
Kingfisher plc ..................... 10,428 29,628
Lowe's Cos., Inc. ................... 3,402 677,815
Nitori Holdings Co. Ltd. ............... 400 52,265
O'Reilly Automotive, Inc.
(a)
............. 425 358,713
Ross Stores, Inc. ................... 4,259 494,342
TJX Cos., Inc. (The) ................. 10,098 803,801
4,900,046
Technology Hardware, Storage & Peripherals — 2.8%
Apple, Inc. ....................... 35,783 4,649,285
Canon, Inc. ....................... 1,800 38,960
FUJIFILM Holdings Corp. ............. 2,000 100,003
Logitech International SA (Registered) ..... 761 47,189
4,835,437
Textiles, Apparel & Luxury Goods — 1.2%
Cie Financiere Richemont SA (Registered) .. 913 118,380
Hermes International ................ 52 80,488
Kering SA ........................ 87 44,277
Lululemon Athletica, Inc.
(a)
............. 996 319,098
LVMH Moet Hennessy Louis Vuitton SE .... 538 391,499
NIKE, Inc., Class B ................. 8,921 1,043,846
Ralph Lauren Corp., Class A
(b)
.......... 9 951
Tapestry, Inc. ...................... 671 25,552
VF Corp. ........................ 5,061 139,734
2,163,825
Tobacco — 0.3%
British American Tobacco plc ........... 5,030 198,977
Imperial Brands plc ................. 3,550 88,435
Japan Tobacco, Inc. ................. 3,200 64,513
Philip Morris International, Inc. .......... 887 89,773
441,698
Trading Companies & Distributors — 0.2%
Brenntag SE ...................... 548 34,949
ITOCHU Corp. .................... 4,800 150,589
Mitsubishi Corp. .................... 800 25,972
Mitsui & Co. Ltd. ................... 2,500 72,814
MonotaRO Co. Ltd. ................. 1,900 26,763
311,087
Transportation Infrastructure — 0.0%
(a)
Aena SME SA
(c)(d)
................... 194 24,320
Aeroports de Paris .................. 345 46,220
70,540
Water Utilities — 0.2%
American Water Works Co., Inc. ......... 2,027 308,955
Severn Trent plc ................... 2,043 65,270
United Utilities Group plc .............. 4,964 59,312
433,537
Security
Shares
Shares Value
Wireless Telecommunication Services — 0.0%
SoftBank Group Corp. ............... 500 $ 21,146
Total Common Stocks — 65.3%
(Cost: $117,299,736) ............................. 113,577,514
Par (000)
Par (000)
Corporate Bonds
Diversified Telecommunication Services — 0.0%
AT&T, Inc., 7.13%, 12/15/31 .......... USD 25 27,191
Total Corporate Bonds — 0.0%
(Cost: $28,997) ................................ 27,191
Beneficial Interest
(000)
Other Interests
(f)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.
(a)(g)(h)
...... 25 —
Total Other Interests — 0.0%
(Cost: $—) .................................... —
Shares
Shares
Preferred Securities
Preferred Stocks — 0.1%
Automobiles — 0.1%
Bayerische Motoren Werke AG (Preference) 251 21,182
Dr Ing hc F Porsche AG (Preference) ..... 339 34,210
Volkswagen AG (Preference) ........... 620 76,911
132,303
Household Products — 0.0%
Henkel AG & Co. KGaA (Preference) ...... 967 67,025
Life Sciences Tools & Services — 0.0%
Sartorius AG (Preference) ............. 105 41,462
Total Preferred Securities — 0.1%
(Cost: $276,338) ................................ 240,790
Rights
Health Care Equipment & Supplies — 0.0%
ABIOMED, Inc., CVR
(a)(h)
.............. 105 107
Total Rights — 0.0%
(Cost: $107) ................................... 107
Warrants
Oil, Gas & Consumable Fuels — 0.0%
Occidental Petroleum Corp. (Issued/
Exercisable 07/06/20, 1 share for 1 warrant,
Expires 08/03/27, Strike Price USD 22.00)
(a)
392 16,162
Total Warrants — 0.0%
(Cost: $1,940) ................................. 16,162
Total Long-Term Investments — 65.4%
(Cost: $117,607,118) ............................. 113,861,764

2022
BlackRock Annual Report to Shareholders
BlackRock Managed Volatility V.I. Fund
14
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 5.7%
(i)(j)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.03% ................... 8,260,219 $ 8,260,219
SL Liquidity Series, LLC, Money Market Series,
4.49%
(k)
....................... 1,716,619 1,716,448
Total Money Market Funds — 5.7%
(Cost: $9,976,651) .............................. 9,976,667
Par (000)
Pa r (000)
U.S. Treasury Obligations — 11.1%
U.S. Treasury Bills
(l)
4.01%, 01/26/23 ................. USD 1,750 1,745,661
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
3.59%, 02/02/23 ................. USD 2,796 $ 2,787,428
3.89%, 03/23/23 ................. 2,802 2,775,821
3.86%, 04/20/23 ................. 2,805 2,768,726
4.48%, 05/18/23 ................. 3,659 3,596,861
4.60%, 06/08/23 ................. 1,911 1,873,849
4.46%, 07/13/23 ................. 1,915 1,869,292
4.48%, 08/10/23 ................. 1,918 1,866,364
Total U.S. Treasury Obligations — 11.1%
(Cost: $19,291,601) .............................. 19,284,002
Total Short-Term Securities — 16.8%
(Cost: $29,268,252) .............................. 29,260,669
Total Investments — 82.2%
(Cost: $146,875,370 ) ............................. 143,122,433
Other Assets Less Liabilities — 17.8% .................. 30,926,709
Net Assets — 100.0% ..............................
$ 174,049,142
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(f)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(g)
Issuer filed for bankruptcy and/or is in default.
(h)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(i)
Affiliate of the Fund.
(j)
Annualized 7-day yield as of period end.
(k)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(l)
Rates are discount rates or a range of discount rates as of period end.
Affiliated Issuer
Value at
12/31/21
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/22
Shares
Held at
12/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 3,765,116 $ 4,495,103
(a)
$ — $ — $ — $ 8,260,219 8,260,219 $ 123,194 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 770,525 946,293
(a)
— (386) 16 1,716,448 1,716,619 11,502
(b)
—
$ (386) $ 16 $ 9,976,667 $ 134,696 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Managed Volatility V.I. Fund
Schedule of Investments
15
Schedule of Investments
(continued)
December 31, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Amsterdam Exchange Index .................................................. 67 01/20/23 $ 9,929 $ (395,198)
IBEX 35 Index ............................................................ 178 01/20/23 15,590 (77,677)
OMX Stockholm 30 Index .................................................... 147 01/20/23 2,882 (28,818)
TOPIX Index ............................................................. 95 03/09/23 13,583 (343,945)
Australia 10 Year Bond ...................................................... 100 03/15/23 7,876 (341,965)
S&P/TSX 60 Index ......................................................... 41 03/16/23 7,085 (253,093)
SPI 200 Index ............................................................ 51 03/16/23 6,048 (110,142)
FTSE 100 Index .......................................................... 97 03/17/23 8,733 (17,401)
S&P 500 E-Mini Index ...................................................... 54 03/17/23 10,425 (337,129)
Canada 10 Year Bonds ...................................................... 413 03/22/23 37,380 (995,846)
U.S. Treasury 10 Year Note ................................................... 465 03/22/23 52,145 (436,172)
SET50 Index ............................................................. 724 03/30/23 4,208 140,557
(3,196,829)
Short Contracts
CAC 40 10 Euro Index ...................................................... 131 01/20/23 9,080 253,063
SGX NIFTY 50 Index ....................................................... 157 01/25/23 5,708 26,389
MSCI Singapore Index ...................................................... 91 01/30/23 1,974 2,340
Euro- Bobl ............................................................... 217 03/08/23 26,887 793,053
Euro-Bund .............................................................. 486 03/08/23 69,155 4,314,969
Japan 10 Year Bond ........................................................ 22 03/13/23 24,384 454,645
FTSE/JSE Top 40 Index ..................................................... 23 03/16/23 916 1,950
DAX Index .............................................................. 72 03/17/23 26,828 765,690
FTSE/MIB Index .......................................................... 57 03/17/23 7,233 154,818
Mini-DAX Index ........................................................... 9 03/17/23 671 21,082
MSCI EAFE E-Mini Index .................................................... 299 03/17/23 29,144 507,322
S&P 500 E-Mini Index ...................................................... 592 03/17/23 114,286 3,814,456
WIG20 Index ............................................................ 423 03/17/23 3,521 (131,711)
U.S. Treasury Ultra Bond .................................................... 28 03/22/23 3,739 21,685
Long Gilt ............................................................... 125 03/29/23 15,097 264,630
11,264,381
$ 8,067,552
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 2,582,000 USD 1,755,378 Barclays Bank plc 03/15/23 $ 7,590
CHF 1,042,000 USD 1,124,154 HSBC Bank plc 03/15/23 11,455
EUR 520,000 USD 548,219 Bank of America NA 03/15/23 11,112
EUR 3,555,000 USD 3,748,367 JPMorgan Chase Bank NA 03/15/23 75,524
JPY 45,381,000 USD 341,390 Toronto Dominion Bank 03/15/23 7,690
KRW 1,262,629,000 USD 972,293 JPMorgan Chase Bank NA 03/15/23 31,979
MXN 6,219,000 USD 314,742 HSBC Bank plc 03/15/23 313
SGD 55,000 USD 40,749 UBS AG 03/15/23 361
USD 602,489 BRL 3,188,000 Citibank NA 03/15/23 6,639
USD 854,735 CAD 1,150,000 Bank of America NA 03/15/23 4,940
USD 2,540,504 GBP 2,063,000 UBS AG 03/15/23 42,061
USD 9,547 INR 782,000 Morgan Stanley & Co. International plc 03/15/23 139
USD 484,778 NOK 4,731,000 HSBC Bank plc 03/15/23 394
USD 1,159,706 SEK 11,913,000 HSBC Bank plc 03/15/23 13,445
USD 1,026,217 THB 35,189,000 Citibank NA 03/15/23 3,230
ZAR 15,813,000 USD 897,657 Morgan Stanley & Co. International plc 03/15/23 27,408
244,280

2022
BlackRock Annual Report to Shareholders
BlackRock Managed Volatility V.I. Fund
16
Schedule of Investments
(continued)
December 31, 2022
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 5,205,000 USD 980,823 BNP Paribas SA 03/15/23 $ (7,988)
CAD 923,000 USD 683,653 Bank of America NA 03/15/23 (1,599)
GBP 1,588,000 USD 1,942,246 Bank of America NA 03/15/23 (19,063)
NZD 116,000 USD 74,335 Morgan Stanley & Co. International plc 03/15/23 (628)
SEK 2,485,000 USD 239,993 Citibank NA 03/15/23 (888)
SEK 12,029,000 USD 1,162,788 JPMorgan Chase Bank NA 03/15/23 (5,366)
USD 2,900,366 AUD 4,249,000 Morgan Stanley & Co. International plc 03/15/23 (816)
USD 650,828 CHF 606,000 HSBC Bank plc 03/15/23 (9,612)
USD 4,431,240 CLP 3,951,741,000 BNP Paribas SA 03/15/23 (185,002)
USD 256,939 EUR 240,000 HSBC Bank plc 03/15/23 (1,217)
USD 5,566,286 EUR 5,248,000 JPMorgan Chase Bank NA 03/15/23 (78,659)
USD 468,449 JPY 62,261,000 JPMorgan Chase Bank NA 03/15/23 (10,475)
USD 834,748 MXN 16,492,000 Morgan Stanley & Co. International plc 03/15/23 (734)
USD 491,868 PLN 2,218,000 HSBC Bank plc 03/15/23 (11,353)
USD 190,452 SGD 257,000 Toronto Dominion Bank 03/15/23 (1,642)
USD 1,019,751 ZAR 17,991,000 BNP Paribas SA 03/15/23 (32,730)
(367,772)
$ (123,492)
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.02% Quarterly 1 day THOR Quarterly N/A 09/21/27 THB 93,500 $ 22,171 $ 38,785 $ (16,614)
1.98% Quarterly 1 day THOR Quarterly N/A 09/21/27 THB 137,500 40,684 64,567 (23,883)
2.04% Quarterly 1 day THOR Quarterly N/A 09/21/27 THB 93,500 20,011 36,772 (16,761)
2.00% Quarterly 1 day THOR Quarterly N/A 09/21/27 THB 137,500 36,145 60,336 (24,191)
1 day THOR Quarterly 1.98% Quarterly N/A 09/21/27 THB 137,500 (40,684) — (40,684)
1 day THOR Quarterly 2.00% Quarterly N/A 09/21/27 THB 137,500 (36,145) — (36,145)
1 day THOR Quarterly 2.02% Quarterly N/A 09/21/27 THB 93,500 (22,171) — (22,171)
1 day THOR Quarterly 2.04% Quarterly N/A 09/21/27 THB 93,500 (20,011) — (20,011)
1 day SOFR Annual 3.33% Annual 03/15/23
(a)
03/14/28 USD 4,000 (64,981) 4,874 (69,855)
1 day SOFR Annual 3.40% Annual 03/15/23
(a)
03/14/28 USD 3,000 (40,416) (3,392) (37,024)
6.42% Semi-Annual 1 day MIBOR Semi-Annual 03/15/23
(a)
03/15/28 INR 135,000 1,908 — 1,908
6.33% Semi-Annual 1 day MIBOR Semi-Annual 03/15/23
(a)
03/15/28 INR 32,000 1,966 — 1,966
6.31% Semi-Annual 1 day MIBOR Semi-Annual 03/15/23
(a)
03/15/28 INR 152,000 10,840 — 10,840
6.53% Semi-Annual 1 day MIBOR Semi-Annual 03/15/23
(a)
03/15/28 INR 103,000 (4,514) — (4,514)
6.33% Semi-Annual 1 day MIBOR Semi-Annual 03/15/23
(a)
03/15/28 INR 215,000 12,539 — 12,539
3.69% Annual 1 day SONIA Annual 03/15/23
(a)
03/15/28 GBP 2,000 41,730 (127) 41,857
3.85% Annual 1 day SONIA Annual 03/15/23
(a)
03/15/28 GBP 2,000 25,141 21,290 3,851
3.75% Annual 1 day SONIA Annual 03/15/23
(a)
03/15/28 GBP 2,000 35,334 3,333 32,001
3.67% Annual 1 day SONIA Annual 03/15/23
(a)
03/15/28 GBP 1,000 21,807 1,636 20,171
3.73% Annual 1 day SONIA Annual 03/15/23
(a)
03/15/28 GBP 1,000 18,675 8,087 10,588
2.85% Semi-Annual 1 day SORA Semi-Annual 03/15/23
(a)
03/15/28 SGD 2,000 16,941 — 16,941
2.92% Semi-Annual 1 day SORA Semi-Annual 03/15/23
(a)
03/15/28 SGD 2,500 15,653 — 15,653
2.96% Semi-Annual 1 day SORA Semi-Annual 03/15/23
(a)
03/15/28 SGD 2,000 9,395 — 9,395
2.92% Semi-Annual 1 day SORA Semi-Annual 03/15/23
(a)
03/15/28 SGD 2,500 15,908 — 15,908
3.92% Semi-Annual 1 day SORA Semi-Annual 03/15/23
(a)
03/15/28 SGD 1,000 (27,884) — (27,884)
1 day THOR Quarterly 2.14% Quarterly 03/15/23
(a)
03/15/28 THB 62,000 (11,720) — (11,720)
1 day THOR Quarterly 2.20% Quarterly 03/15/23
(a)
03/15/28 THB 85,000 (8,317) — (8,317)
1 day THOR Quarterly 2.21% Quarterly 03/15/23
(a)
03/15/28 THB 65,000 (5,768) — (5,768)
1 week
CNREPOFIX_
CFXS Quarterly 2.44% Quarterly 03/15/23
(a)
03/15/28 CNY 128,000 (310,679) — (310,679)
1 day THOR Quarterly 2.52% Quarterly 03/15/23
(a)
03/15/28 THB 59,000 20,284 — 20,284

BlackRock Managed Volatility V.I. Fund
Schedule of Investments
17
Schedule of Investments
(continued)
December 31, 2022
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 week
CNREPOFIX_
CFXS Quarterly 2.53% Quarterly 03/15/23
(a)
03/15/28 CNY 23,000 $ (42,780) $ — $ (42,780)
1 week
CNREPOFIX_
CFXS Quarterly 2.54% Quarterly 03/15/23
(a)
03/15/28 CNY 2,000 (3,500) — (3,500)
1 week
CNREPOFIX_
CFXS Quarterly 2.56% Quarterly 03/15/23
(a)
03/15/28 CNY 3,000 (4,929) — (4,929)
1 week
CNREPOFIX_
CFXS Quarterly 2.59% Quarterly 03/15/23
(a)
03/15/28 CNY 1,000 (1,435) — (1,435)
1 day THOR Quarterly 2.60% Quarterly 03/15/23
(a)
03/15/28 THB 4,000 1,813 — 1,813
1 day THOR Quarterly 2.65% Quarterly 03/15/23
(a)
03/15/28 THB 37,500 19,591 — 19,591
1 day THOR Quarterly 2.66% Quarterly 03/15/23
(a)
03/15/28 THB 37,500 19,953 — 19,953
1 week
CNREPOFIX_
CFXS Quarterly 2.80% Quarterly 03/15/23
(a)
03/15/28 CNY 10,000 (937) — (937)
1 week
CNREPOFIX_
CFXS Quarterly 2.80% Quarterly 03/15/23
(a)
03/15/28 CNY 13,000 (1,471) — (1,471)
1 week
CNREPOFIX_
CFXS Quarterly 2.81% Quarterly 03/15/23
(a)
03/15/28 CNY 13,000 (628) — (628)
1 week
CNREPOFIX_
CFXS Quarterly 2.82% Quarterly 03/15/23
(a)
03/15/28 CNY 33,630 555 — 555
1 week
CNREPOFIX_
CFXS Quarterly 2.85% Quarterly 03/15/23
(a)
03/15/28 CNY 25,370 6,585 — 6,585
1 week
CNREPOFIX_
CFXS Quarterly 2.87% Quarterly 03/15/23
(a)
03/15/28 CNY 14,000 4,768 — 4,768
1 week
CNREPOFIX_
CFXS Quarterly 2.87% Quarterly 03/15/23
(a)
03/15/28 CNY 34,000 13,233 — 13,233
1 week
CNREPOFIX_
CFXS Quarterly 2.88% Quarterly 03/15/23
(a)
03/15/28 CNY 8,000 3,373 — 3,373
3.29% Semi-Annual 3 month BA Semi-Annual 03/15/23
(a)
03/15/28 CAD 3,000 38,119 (59) 38,178
3.22% Semi-Annual 3 month BA Semi-Annual 03/15/23
(a)
03/15/28 CAD 2,000 29,938 — 29,938
4.18% Quarterly
3 month
CD_KSDA Quarterly 03/15/23
(a)
03/15/28 KRW 8,213,400 (184,601) — (184,601)
3.25% Quarterly
3 month
CD_KSDA Quarterly 03/15/23
(a)
03/15/28 KRW 2,300,000 26,065 — 26,065
3.29% Quarterly
3 month
CD_KSDA Quarterly 03/15/23
(a)
03/15/28 KRW 819,000 8,087 — 8,087
4.09% Quarterly
3 month
CD_KSDA Quarterly 03/15/23
(a)
03/15/28 KRW 558,000 (10,767) — (10,767)
3.30% Quarterly
3 month
CD_KSDA Quarterly 03/15/23
(a)
03/15/28 KRW 4,889,000 47,390 — 47,390
4.14% Quarterly
3 month
CD_KSDA Quarterly 03/15/23
(a)
03/15/28 KRW 2,141,000 (44,929) — (44,929)
4.24% Quarterly
3 month
CD_KSDA Quarterly 03/15/23
(a)
03/15/28 KRW 3,812,500 (94,557) — (94,557)
4.27% Quarterly
3 month
CD_KSDA Quarterly 03/15/23
(a)
03/15/28 KRW 3,812,500 (97,467) — (97,467)
3.20% Quarterly
3 month
CD_KSDA Quarterly 03/15/23
(a)
03/15/28 KRW 2,322,500 30,954 — 30,954
4.13% Quarterly
3 month
CD_KSDA Quarterly 03/15/23
(a)
03/15/28 KRW 2,526,120 (51,726) — (51,726)

2022
BlackRock Annual Report to Shareholders
BlackRock Managed Volatility V.I. Fund
18
Schedule of Investments
(continued)
December 31, 2022
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
4.40% Quarterly
3 month
CD_KSDA Quarterly 03/15/23
(a)
03/15/28 KRW 1,912,500 $ (58,556) $ — $ (58,556)
4.31% Quarterly
3 month
CD_KSDA Quarterly 03/15/23
(a)
03/15/28 KRW 3,324,000 (89,812) — (89,812)
4.39% Quarterly
3 month
CD_KSDA Quarterly 03/15/23
(a)
03/15/28 KRW 1,912,500 (57,757) — (57,757)
3.43% Quarterly
3 month
CD_KSDA Quarterly 03/15/23
(a)
03/15/28 KRW 2,892,500 13,633 — 13,633
4.32% Quarterly
3 month
CD_KSDA Quarterly 03/15/23
(a)
03/15/28 KRW 3,324,000 (91,020) — (91,020)
4.13% Quarterly
3 month
CD_KSDA Quarterly 03/15/23
(a)
03/15/28 KRW 2,151,880 (44,454) — (44,454)
4.16% Quarterly
3 month
CD_KSDA Quarterly 03/15/23
(a)
03/15/28 KRW 4,422,600 (95,783) — (95,783)
4.15% Quarterly
3 month
CD_KSDA Quarterly 03/15/23
(a)
03/15/28 KRW 1,571,000 (33,596) — (33,596)
3.22% Quarterly
3 month
CD_KSDA Quarterly 03/15/23
(a)
03/15/28 KRW 4,480,500 55,644 — 55,644
3.75% Quarterly 3 month HIBOR Quarterly 03/15/23
(a)
03/15/28 HKD 5,440 7,347 — 7,347
3.72% Quarterly 3 month HIBOR Quarterly 03/15/23
(a)
03/15/28 HKD 10,560 16,091 — 16,091
3.78% Quarterly 3 month HIBOR Quarterly 03/15/23
(a)
03/15/28 HKD 14,000 16,484 — 16,484
3.79% Quarterly 3 month HIBOR Quarterly 03/15/23
(a)
03/15/28 HKD 14,000 15,474 — 15,474
4.18% Quarterly 3 month HIBOR Quarterly 03/15/23
(a)
03/15/28 HKD 9,000 (10,574) — (10,574)
3.28% Annual 3 month STIBOR Quarterly 03/15/23
(a)
03/15/28 SEK 33,000 1,424 3,440 (2,016)
2.95% Annual 3 month STIBOR Quarterly 03/15/23
(a)
03/15/28 SEK 19,000 28,610 742 27,868
2.92% Annual 3 month STIBOR Quarterly 03/15/23
(a)
03/15/28 SEK 14,000 22,466 1,599 20,867
3.32% Annual 3 month STIBOR Quarterly 03/15/23
(a)
03/15/28 SEK 14,000 (1,722) 3,974 (5,696)
3.26% Annual 3 month STIBOR Quarterly 03/15/23
(a)
03/15/28 SEK 15,000 2,074 3,582 (1,508)
3.19% Annual 3 month STIBOR Quarterly 03/15/23
(a)
03/15/28 SEK 81,000 35,894 21,862 14,032
2.92% Annual 3 month STIBOR Quarterly 03/15/23
(a)
03/15/28 SEK 6,000 9,610 (501) 10,111
3.27% Annual 3 month STIBOR Quarterly 03/15/23
(a)
03/15/28 SEK 22,000 2,044 635 1,409
1 day THOR Quarterly 3.04% Quarterly 03/15/23
(a)
03/15/28 THB 50,000 52,713 — 52,713
1 day THOR Quarterly 3.09% Quarterly 03/15/23
(a)
03/15/28 THB 31,000 35,166 — 35,166
1 day SOFR Annual 3.40% Annual 03/15/23
(a)
03/15/28 USD 13,000 (172,234) (3,281) (168,953)
1 day SOFR Annual 3.44% Annual 03/15/23
(a)
03/15/28 USD 3,000 (34,376) 172 (34,548)
1 day SOFR Annual 3.47% Annual 03/15/23
(a)
03/15/28 USD 5,000 (51,027) 3,423 (54,450)
6 month BBR Semi-Annual 3.89% Semi-Annual 03/15/23
(a)
03/15/28 AUD 5,000 (62,907) — (62,907)
6 month BBR Semi-Annual 4.01% Semi-Annual 03/15/23
(a)
03/15/28 AUD 5,000 (44,659) — (44,659)
6 month BBR Semi-Annual 4.03% Semi-Annual 03/15/23
(a)
03/15/28 AUD 2,000 (17,100) — (17,100)
6 month BBR Semi-Annual 4.41% Semi-Annual 03/15/23
(a)
03/15/28 AUD 1,500 4,813 — 4,813
6 month BBR Semi-Annual 4.41% Semi-Annual 03/15/23
(a)
03/15/28 AUD 4,850 15,190 — 15,190
6 month BBR Semi-Annual 4.41% Semi-Annual 03/15/23
(a)
03/15/28 AUD 2,650 8,421 — 8,421
6 month BBR Semi-Annual 4.42% Semi-Annual 03/15/23
(a)
03/15/28 AUD 17,782 62,481 — 62,481
6 month BBR Semi-Annual 4.43% Semi-Annual 03/15/23
(a)
03/15/28 AUD 6,456 24,461 — 24,461
6 month BBR Semi-Annual 4.44% Semi-Annual 03/15/23
(a)
03/15/28 AUD 6,782 27,455 — 27,455
6 month BBR Semi-Annual 4.45% Semi-Annual 03/15/23
(a)
03/15/28 AUD 4,690 20,777 — 20,777
6 month BBR Semi-Annual 4.49% Semi-Annual 03/15/23
(a)
03/15/28 AUD 2,310 13,091 — 13,091
6 month BBR Semi-Annual 4.50% Semi-Annual 03/15/23
(a)
03/15/28 AUD 7,980 46,318 — 46,318
6 month BBR Semi-Annual 4.54% Semi-Annual 03/15/23
(a)
03/15/28 AUD 8,500 61,668 — 61,668
6 month BBR Semi-Annual 4.55% Semi-Annual 03/15/23
(a)
03/15/28 AUD 4,000 30,242 — 30,242
6 month BBR Semi-Annual 4.55% Semi-Annual 03/15/23
(a)
03/15/28 AUD 8,500 62,317 — 62,317
6 month BBR Semi-Annual 4.57% Semi-Annual 03/15/23
(a)
03/15/28 AUD 2,450 20,057 — 20,057
6 month BBR Semi-Annual 4.58% Semi-Annual 03/15/23
(a)
03/15/28 AUD 4,550 38,221 — 38,221
6 month BBR Semi-Annual 4.67% Semi-Annual 03/15/23
(a)
03/15/28 AUD 5,000 55,363 — 55,363
3.29% Annual
6 month
EURIBOR Semi-Annual 03/15/23
(a)
03/15/28 EUR 3,000 (2,932) 4,737 (7,669)
2.95% Annual
6 month
EURIBOR Semi-Annual 03/15/23
(a)
03/15/28 EUR 8,000 123,698 26,932 96,766
2.70% Annual
6 month
EURIBOR Semi-Annual 03/15/23
(a)
03/15/28 EUR 8,000 221,752 (54,364) 276,116

BlackRock Managed Volatility V.I. Fund
Schedule of Investments
19
Schedule of Investments
(continued)
December 31, 2022
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.23% Annual
6 month
EURIBOR Semi-Annual 03/15/23
(a)
03/15/28 EUR 1,000 $ 2,038 $ 714 $ 1,324
3.16% Annual
6 month
EURIBOR Semi-Annual 03/15/23
(a)
03/15/28 EUR 5,000 27,482 (1,485) 28,967
2.67% Annual
6 month
EURIBOR Semi-Annual 03/15/23
(a)
03/15/28 EUR 2,000 58,259 2,451 55,808
2.61% Annual
6 month
EURIBOR Semi-Annual 03/15/23
(a)
03/15/28 EUR 5,000 160,968 20,048 140,920
3.03% Annual
6 month
EURIBOR Semi-Annual 03/15/23
(a)
03/15/28 EUR 4,000 46,090 6,401 39,689
3.13% Annual
6 month
EURIBOR Semi-Annual 03/15/23
(a)
03/15/28 EUR 8,000 56,383 (33,575) 89,958
7.04% Annual 6 month WIBOR Semi-Annual 03/15/23
(a)
03/15/28 PLN 14,000 (120,256) — (120,256)
6.00% Annual 6 month WIBOR Semi-Annual 03/15/23
(a)
03/15/28 PLN 7,980 7,430 — 7,430
6.31% Annual 6 month WIBOR Semi-Annual 03/15/23
(a)
03/15/28 PLN 48,900 (94,138) (189,970) 95,832
5.95% Annual 6 month WIBOR Semi-Annual 03/15/23
(a)
03/15/28 PLN 11,400 15,833 — 15,833
7.02% Annual 6 month WIBOR Semi-Annual 03/15/23
(a)
03/15/28 PLN 12,400 (104,242) — (104,242)
7.02% Annual 6 month WIBOR Semi-Annual 03/15/23
(a)
03/15/28 PLN 5,600 (46,821) — (46,821)
6.02% Annual 6 month WIBOR Semi-Annual 03/15/23
(a)
03/15/28 PLN 18,620 13,502 — 13,502
6 month WIBOR Semi-Annual 6.31% Annual 03/15/23
(a)
03/15/28 PLN 37,900 72,962 (380,899) 453,861
3 month JIBAR Quarterly 8.40% Quarterly 03/15/23
(a)
03/15/28 ZAR 17,050 1,016 — 1,016
3 month JIBAR Quarterly 8.77% Quarterly 03/15/23
(a)
03/15/28 ZAR 56,750 53,128 — 53,128
3 month JIBAR Quarterly 8.85% Quarterly 03/15/23
(a)
03/15/28 ZAR 71,000 79,084 — 79,084
3 month JIBAR Quarterly 8.98% Quarterly 03/15/23
(a)
03/15/28 ZAR 15,000 21,505 — 21,505
3 month JIBAR Quarterly 9.08% Quarterly 03/15/23
(a)
03/15/28 ZAR 30,000 50,118 — 50,118
3 month JIBAR Quarterly 9.10% Quarterly 03/15/23
(a)
03/15/28 ZAR 65,000 110,899 — 110,899
3 month JIBAR Quarterly 9.12% Quarterly 03/15/23
(a)
03/15/28 ZAR 33,000 58,255 — 58,255
$ 236,524 $ (327,261) $ 563,785
(a)
Forward swap.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day
BZDIOVER At Termination 11.65% At Termination BNP Paribas SA 01/04/27 BRL 9,000 $ (58,906) $ — $ (58,906)
1 day
BZDIOVER At Termination 11.66% At Termination Bank of America NA 01/04/27 BRL 9,000 (58,563) — (58,563)
1 day
BZDIOVER At Termination 12.60% At Termination Bank of America NA 01/04/27 BRL 10,000 6,362 — 6,362
1 day
BZDIOVER At Termination 12.70% At Termination BNP Paribas SA 01/04/27 BRL 4,000 5,332 — 5,332
1 day
BZDIOVER At Termination 12.77% At Termination BNP Paribas SA 01/04/27 BRL 34,000 58,683 — 58,683
1 day
BZDIOVER At Termination 13.00% At Termination Barclays Bank plc 01/04/27 BRL 9,000 31,607 — 31,607
1 day
BZDIOVER At Termination 13.00% At Termination BNP Paribas SA 01/04/27 BRL 14,000 48,334 — 48,334
1 day
BZDIOVER At Termination 13.36% At Termination Bank of America NA 01/04/27 BRL 10,000 61,107 — 61,107
$ 93,956 $ — $ 93,956

2022
BlackRock Annual Report to Shareholders
BlackRock Managed Volatility V.I. Fund
20
Schedule of Investments
(continued)
December 31, 2022
OTC Total Return Swap s - Future
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Taiwan Capitalization Weighted
Stock Index Futures January
2023 ................ TWD 14,390,338 Merrill Lynch International & Co. 01/30/23 TWD 14,390 $ (8,308) $ — $ (8,308)
BOVESPA Index Futures
February 2023 ......... BRL 17,648,481 Merrill Lynch International & Co. 02/15/23 BRL 17,648 192,589 — 192,589
BOVESPA Index Futures
February 2023 ......... BRL 1,709,147 Merrill Lynch International & Co. 02/15/23 BRL 1,709 12,974 — 12,974
BOVESPA Index Futures
February 2023 ......... BRL 4,692,067 Merrill Lynch International & Co. 02/15/23 BRL 4,692 16,168 — 16,168
KOSPI 200 Index Futures March
2023 ................ KRW 152,010,600 Merrill Lynch International & Co. 03/09/23 KRW 152,011 (4,417) — (4,417)
KOSPI 200 Index Futures March
2023 ................ KRW 377,925,250 Merrill Lynch International & Co. 03/09/23 KRW 377,925 (9,379) — (9,379)
KOSPI 200 Index Futures March
2023 ................ KRW 1,285,794,150 Merrill Lynch International & Co. 03/09/23 KRW 1,285,794 (32,568) — (32,568)
Mexican Bolsa Index Futures
March 2023 ........... MXN (27,944,714) Merrill Lynch International & Co. 03/17/23 MXN 27,945 78,963 — 78,963
Swiss Market Index Futures
March 2023 ........... CHF (430,749) HSBC Bank plc 03/17/23 CHF 431 4,876 — 4,876
Swiss Market Index Futures
March 2023 ........... CHF (872,960) HSBC Bank plc 03/17/23 CHF 873 22,149 — 22,149
Swiss Market Index Futures
March 2023 ........... CHF (954,445) HSBC Bank plc 03/17/23 CHF 954 (4,970) — (4,970)
$ 268,077 $ — $ 268,077
(a)
At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day SOFR plus 0.10% Quarterly
MSCI Chile Net
Return Index Quarterly BNP Paribas SA 06/09/23 USD 402 $ (13,893) $ — $ (13,893)
1 day SOFR plus 0.35% Quarterly
MSCI Chile Net
Return Index Quarterly BNP Paribas SA 06/09/23 USD 1,122 (38,948) — (38,948)
1 day SOFR plus 0.40% Quarterly
MSCI Chile Net
Return Index Quarterly
Merrill Lynch International
& Co. 06/09/23 USD 930 (38,877) — (38,877)
1 day SOFR plus 0.45% Quarterly
MSCI Chile Net
Return Index Quarterly BNP Paribas SA 06/09/23 USD 807 (28,043) — (28,043)
1 day SOFR plus 0.55% Quarterly
MSCI Chile Net
Return Index Quarterly BNP Paribas SA 06/09/23 USD 1,019 (6,233) — (6,233)
$ (125,994) $ — $ (125,994)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.05%
1 day MIBOR ........................................ Mumbai Interbank Offered Rate 6.60
1 day SOFR ......................................... Secured Overnight Financing Rate 4.06
1 day SONIA ......................................... Sterling Overnight Index Average 3.43
1 day SORA ......................................... Singapore Overnight Rate Average 2.53
1 day THOR ......................................... Thailand Overnight Repo Rate ON 1.25
1 week CNREPOFIX_CFXS .............................. China Fixing Repo Rates 3.00
3 month BA .......................................... Canadian Bankers Acceptances 4.94

BlackRock Managed Volatility V.I. Fund
Schedule of Investments
21
Schedule of Investments
(continued)
December 31, 2022
Derivative Financial Instruments Categorized by Risk Exposure
Reference Index Reference Rate
3 month CD_KSDA .................................... Certificates of Deposit by the Korean Securities Dealers Association 3.98%
3 month HIBOR ....................................... Hong Kong Interbank Offered Rate 4.99
3 month JIBAR ....................................... Johannesburg Interbank Average Rate 7.26
3 month STIBOR ...................................... Stockholm Interbank Offered Rate 2.70
6 month BBR ........................................ Australian Bank Bill Rate 3.77
6 month EURIBOR ..................................... Euro Interbank Offered Rate 2.69
6 month WIBOR ...................................... Warsaw Interbank Offered Rate 7.04
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
......................................................... $ 340,392 $ (667,653) $ 2,932,110 $ (2,368,325)
OTC Swaps ................................................................... — — 539,144 (303,105)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ 5,687,667 $ — $ 5,848,982 $ — $ 11,536,649
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 244,280 — — 244,280
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 2,932,110 — 2,932,110
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — 327,719 — 211,425 — 539,144
$ — $ — $ 6,015,386 $ 244,280 $ 8,992,517 $ — $ 15,252,183
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... $ — $ — $ 1,695,114 $ — $ 1,773,983 $ — $ 3,469,097
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 367,772 — — 367,772
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 2,368,325 — 2,368,325
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — 185,636 — 117,469 — 303,105
$ — $ — $ 1,880,750 $ 367,772 $ 4,259,777 $ — $ 6,508,299
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

2022
BlackRock Annual Report to Shareholders
BlackRock Managed Volatility V.I. Fund
22
Schedule of Investments
(continued)
December 31, 2022
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the period ended December 31, 2022, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 15,974,500 $ — $ 3,500,739 $ — $ 19,475,239
Forward foreign currency exchange contracts .... — — — (865,378) — — (865,378)
Swaps .............................. — — 3,076,544 — 5,511,257 — 8,587,801
$ — $ — $ 19,051,044 $ (865,378) $ 9,011,996 $ — $ 27,197,662
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ 5,669,109 $ — $ 4,794,073 $ — $ 10,463,182
Forward foreign currency exchange contracts .... — — — 121,016 — — 121,016
Swaps .............................. — — (58,095) — (1,100,755) — (1,158,850)
$ — $ — $ 5,611,014 $ 121,016 $ 3,693,318 $ — $ 9,425,348
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 187,135,499
Average notional value of contracts — short ................................................................................. $ 338,698,391
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 29,241,673
Average amounts sold — in USD ........................................................................................ $ 21,252,459
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 263,724,847
Average notional value — receives fixed rate ................................................................................ $ 373,407,751
Total return swaps
Average notional value ............................................................................................... $ 24,301,108
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 1,992,845 $ —
Forward foreign currency exchange contracts ................................................................. 244,280 367,772
Swaps — centrally cleared .............................................................................. 221,847 —
Swaps — OTC
(a)
.................................................................................... 539,144 303,105
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 2,998,116 $ 670,877
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(2,214,692) —
Total derivative assets and liabilities subject to an MNA ............................................................
$ 783,424 $ 670,877
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statement of Assets and Liabilities.

BlackRock Managed Volatility V.I. Fund
Schedule of Investments
23
Schedule of Investments
(continued)
December 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 83,521 $ (79,223) $ — $ — $ 4,298
Barclays Bank plc ................................ 39,197 — — — 39,197
BNP Paribas SA ................................. 112,348 (112,348) — — —
Citibank NA .................................... 9,869 (888) — — 8,981
HSBC Bank plc .................................. 52,632 (27,152) — — 25,480
JPMorgan Chase Bank NA .......................... 107,503 (94,500) — — 13,003
Merrill Lynch International & Co. ...................... 300,695 (93,551) — (207,144) —
Morgan Stanley & Co. International plc .................. 27,547 (2,178) — — 25,369
Toronto Dominion Bank ............................ 7,690 (1,642) — — 6,048
UBS AG ...................................... 42,422 — — — 42,422
$ 783,424 $ (411,482) $ — $ (207,144) $ 164,798
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offs et
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(b)
Net Amount of
Derivative
Liabilities
Bank of America NA .............................. $ 79,223 $ (79,223) $ — $ — $ —
BNP Paribas SA ................................. 371,743 (112,348) — (259,395) —
Citibank NA .................................... 888 (888) — — —
HSBC Bank plc .................................. 27,152 (27,152) — — —
JPMorgan Chase Bank NA .......................... 94,500 (94,500) — — —
Merrill Lynch International & Co. ...................... 93,551 (93,551) — — —
Morgan Stanley & Co. International plc .................. 2,178 (2,178) — — —
Toronto Dominion Bank ............................ 1,642 (1,642) — — —
$ 670,877 $ (411,482) $ — $ (259,395) $ —
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 1,188,190 $ 480,459 $ — $ 1,668,649
Air Freight & Logistics .................................... 857,387 72,135 — 929,522
Airlines .............................................. 736,446 — — 736,446
Auto Components ...................................... 86,239 15,739 — 101,978
Automobiles .......................................... 1,459,575 1,050,933 — 2,510,508
Banks ............................................... 4,175,410 3,161,528 — 7,336,938
Beverages ........................................... 566,018 832,225 — 1,398,243
Biotechnology ......................................... 2,494,293 374,799 — 2,869,092
Building Products ....................................... 867,316 270,921 — 1,138,237
Capital Markets ........................................ 2,500,132 1,109,705 — 3,609,837

2022
BlackRock Annual Report to Shareholders
BlackRock Managed Volatility V.I. Fund
24
Schedule of Investments
(continued)
December 31, 2022
Level 1 Level 2 Level 3 Total
Chemicals ............................................ $ 1,993,723 $ 943,347 $ — $ 2,937,070
Commercial Services & Supplies ............................. 395,786 147,626 — 543,412
Communications Equipment ................................ 113,288 13,863 — 127,151
Construction & Engineering ................................ — 614,586 — 614,586
Construction Materials .................................... 663,623 93,705 — 757,328
Consumer Finance ...................................... 484,788 — — 484,788
Containers & Packaging .................................. 1,107,500 28,166 — 1,135,666
Distributors ........................................... 143,938 52,968 — 196,906
Diversified Financial Services ............................... 1,334,981 250,207 — 1,585,188
Electric Utilities ........................................ 2,254,742 753,566 — 3,008,308
Electrical Equipment ..................................... — 483,719 — 483,719
Electronic Equipment, Instruments & Components ................. 102,399 466,876 — 569,275
Energy Equipment & Services .............................. 280,058 29,796 — 309,854
Entertainment ......................................... 999,452 207,009 — 1,206,461
Equity Real Estate Investment Trusts (REITs) .................... 1,977,156 671,178 — 2,648,334
Food & Staples Retailing .................................. 2,008,022 665,328 — 2,673,350
Food Products ......................................... 1,265,065 1,129,895 — 2,394,960
Gas Utilities ........................................... — 144,612 — 144,612
Health Care Equipment & Supplies ........................... 2,351,765 690,701 — 3,042,466
Health Care Providers & Services ............................ 1,481,676 78,094 — 1,559,770
Health Care Technology .................................. — 35,312 — 35,312
Hotels, Restaurants & Leisure .............................. 14,406 — — 14,406
Household Durables ..................................... 1,097,512 245,158 — 1,342,670
Household Products ..................................... 2,679,287 130,066 — 2,809,353
Independent Power and Renewable Electricity Producers ............ 278,630 119,744 — 398,374
Industrial Conglomerates .................................. 377,010 472,660 — 849,670
Insurance ............................................ 575,149 1,403,516 — 1,978,665
Interactive Media & Services ............................... 3,195,602 53,683 — 3,249,285
Internet & Direct Marketing Retail ............................ 1,725,528 147,422 — 1,872,950
IT Services ........................................... 3,194,866 720,983 — 3,915,849
Leisure Products ....................................... 72,053 — — 72,053
Life Sciences Tools & Services .............................. 1,722,256 203,223 — 1,925,479
Machinery ............................................ 922,853 179,804 — 1,102,657
Marine .............................................. — 94,845 — 94,845
Media ............................................... 479,626 114,824 — 594,450
Metals & Mining ........................................ — 520,095 — 520,095
Multiline Retail ......................................... 1,137,243 203,503 — 1,340,746
Multi-Utilities .......................................... 1,347,527 340,853 — 1,688,380
Oil, Gas & Consumable Fuels ............................... 2,649,693 1,615,509 — 4,265,202
Paper & Forest Products .................................. — 100,194 — 100,194
Personal Products ...................................... 400,946 825,352 — 1,226,298
Pharmaceuticals ....................................... 5,175,257 3,162,204 — 8,337,461
Professional Services .................................... 191,527 226,897 — 418,424
Real Estate Management & Development ....................... 65,647 387,432 — 453,079
Road & Rail ........................................... 350,069 198,951 — 549,020
Semiconductors & Semiconductor Equipment .................... 3,892,090 1,158,350 — 5,050,440
Software ............................................. 6,947,373 524,814 — 7,472,187
Specialty Retail ........................................ 4,682,736 217,310 — 4,900,046
Technology Hardware, Storage & Peripherals .................... 4,649,285 186,152 — 4,835,437
Textiles, Apparel & Luxury Goods ............................ 1,529,181 634,644 — 2,163,825
Tobacco ............................................. 89,773 351,925 — 441,698
Trading Companies & Distributors ............................ — 311,087 — 311,087
Transportation Infrastructure ............................... — 70,540 — 70,540
Water Utilities ......................................... 308,955 124,582 — 433,537
Wireless Telecommunication Services ......................... — 21,146 — 21,146
Corporate Bonds ........................................ — 27,191 — 27,191
Other Interests .......................................... — — — —
Preferred Stocks ......................................... — 240,790 — 240,790
Rights ................................................ — — 107 107
Warrants .............................................. 16,162 — — 16,162
Short-Term Securities
Money Market Funds ...................................... 8,260,219 — — 8,260,219
Fair Value Hierarchy as of Period End (continued)

BlackRock Managed Volatility V.I. Fund
Schedule of Investments
25
Schedule of Investments
(continued)
December 31, 2022
See notes to financial statements.
Level 1 Level 2 Level 3 Total
U.S. Treasury Obligations ................................... $ — $ 19,284,002 $ — $ 19,284,002
$ 91,917,429 $ 49,488,449 $ 107 $ 141,405,985
Investments valued at NAV
(a)
...................................... 1,716,448
$ —
$ 143,122,433
$ —
Derivative Financial Instruments
(b)
Assets
Equity contracts ........................................... $ 4,321,778 $ 1,693,608 $ — $ 6,015,386
Foreign currency exchange contracts ............................ — 244,280 — 244,280
Interest rate contracts ....................................... 5,848,982 3,143,535 — 8,992,517
Liabilities
Equity contracts ........................................... (590,222) (1,290,528) — (1,880,750)
Foreign currency exchange contracts ............................ — (367,772) — (367,772)
Interest rate contracts ....................................... (1,773,983) (2,485,794) — (4,259,777)
$ 7,806,555 $ 937,329 $ — $ 8,743,884
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilities

December 31, 2022
2022
BlackRock Annual Report to Shareholders
26
BlackRock
Managed Volatility
V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 133,145,766
Investments, at value — affiliated
(c)
.......................................................................................... 9,976,667
Cash pledged: –
Collateral — OTC derivatives ............................................................................................ 450,000
Futures contracts .................................................................................................... 24,138,000
Centrally cleared swaps ................................................................................................ 4,643,000
Foreign currency, at value
(d)
............................................................................................... 56,619
Receivables: –
Investments sold .................................................................................................... 2,773
Securities lending income — affiliated ...................................................................................... 711
Swaps   .......................................................................................................... 158
Dividends — unaffiliated ............................................................................................... 176,213
Dividends — affiliated ................................................................................................. 34,823
Interest — unaffiliated ................................................................................................. 83
Due from broker ..................................................................................................... 2,238,347
Variation margin on futures contracts ....................................................................................... 1,992,845
Variation margin on centrally cleared swaps .................................................................................. 221,847
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 244,280
OTC swaps ........................................................................................................ 539,144
Prepaid expenses ..................................................................................................... 1,620
Total assets .........................................................................................................
177,862,896
LIABILITIES
Bank overdraft ........................................................................................................ 632,684
Cash received: –
Collateral — OTC derivatives ............................................................................................ 230,000
Collateral on securities loaned ............................................................................................. 1,717,986
Payables: –
Investments purchased ................................................................................................ 639
Swaps   .......................................................................................................... 77,837
Accounting services fees ............................................................................................... 81,792
Capital shares redeemed ............................................................................................... 41,276
Custodian fees ...................................................................................................... 70,579
Distribution fees ..................................................................................................... 30,872
Investment advisory fees .............................................................................................. 40,601
Directors' and Officer's fees ............................................................................................. 57
Professional fees .................................................................................................... 69,816
Transfer agent fees .................................................................................................. 106,310
Other accrued expenses ............................................................................................... 42,428
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 367,772
OTC swaps ........................................................................................................ 303,105
Total liabilities ........................................................................................................
3,813,754
NET ASSETS ........................................................................................................
$ 174,049,142
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 291,408,381
Accumulated loss ..................................................................................................... (117,359,239)
NET ASSETS ........................................................................................................
$ 174,049,142
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 136,898,719
(b)
  Securities loaned, at value .............................................................................................. $ 1,669,164
(c)
  Investments, at cost — affiliated .......................................................................................... $ 9,976,651
(d)
  Foreign currency, at cost ............................................................................................... $ 49,965
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2022
27
Financial Statements
See notes to financial statements.
BlackRock
Managed Volatility
V.I. Fund
NET ASSET VALUE
Class I
Net assets ..........................................................................................................
$ 8,181,818
Shares outstanding ...................................................................................................
583,012
Net asset value ......................................................................................................
$ 14.03
Shares authorized ....................................................................................................
100 million
Par value ..........................................................................................................
$ 0.10
Class III
Net assets ..........................................................................................................
$ 165,867,324
Shares outstanding ...................................................................................................
11,881,287
Net asset value ......................................................................................................
$ 13.96
Shares authorized ....................................................................................................
100 million
Par value ..........................................................................................................
$ 0.10

Statement of Operations

Year Ended December 31, 2022
2022
BlackRock Annual Report to Shareholders
28
See notes to financial statements.
BlackRock
Managed Volatility
V.I. Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 2,497,938
Dividends — affiliated ................................................................................................. 123,194
Interest — unaffiliated ................................................................................................. 473,421
Securities lending income — affiliated — net ................................................................................. 11,502
Foreign taxes withheld ................................................................................................ (97,256)
Total investment income .................................................................................................
3,008,799
EXPENSES
Investment advisory .................................................................................................. 1,021,896
Distribution — class specific ............................................................................................ 443,954
Transfer agent — class specific .......................................................................................... 371,333
Accounting services .................................................................................................. 154,016
Custodian ......................................................................................................... 141,103
Professional ....................................................................................................... 57,486
Transfer agent ...................................................................................................... 11,960
Directors and Officer ................................................................................................. 8,188
Printing and postage ................................................................................................. 7,047
Miscellaneous ...................................................................................................... 23,697
Total expenses .......................................................................................................
2,240,680
Less: –
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (371,333)
Fees waived and/or reimbursed by the Manager ............................................................................... (329,192)
Total expenses after fees waived and/or reimbursed ..............................................................................
1,540,155
Net investment income ..................................................................................................
1,468,644
REALIZED AND UNREALIZED GAIN (LOSS) $ 8,366,206
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 4,959,146
Investments — affiliated ............................................................................................. (386)
Forward foreign currency exchange contracts ............................................................................... (865,378)
Foreign currency transactions ......................................................................................... (551,063)
Futures contracts .................................................................................................. 19,475,239
Swaps ......................................................................................................... 8,587,801
A
31,605,359
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... (32,673,939)
Investments — affiliated ............................................................................................. 16
Forward foreign currency exchange contracts ............................................................................... 121,016
Foreign currency translations .......................................................................................... 9,421
Futures contracts .................................................................................................. 10,463,182
Swaps ......................................................................................................... (1,158,850)
A
(23,239,154)
Net realized and unrealized gain ...........................................................................................
8,366,205
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 9,834,849

Statements of Changes in Net Assets
29
Financial Statements
See notes to financial statements.
BlackRock Managed Volatility V.I. Fund
Year Ended 12/31/22 Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 1,468,644  $ 508,305
Net realized gain (loss) .............................................................................. 31,605,359  (4,017,255)
Net change in unrealized appreciation (depreciation) .......................................................... (23,239,154) 4,642,729
Net increase in net assets resulting from operations ............................................................. 9,834,849  1,133,779
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ —  (62,723)
  Class III ....................................................................................... —  (1,417,402)
Decrease in net assets resulting from distributions to shareholders ................................................... —  (1,480,125)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (50,560,876) (8,573,356)
NET ASSETS
Total decrease in net assets ............................................................................ (40,726,027) (8,919,702)
Beginning of year .................................................................................... 214,775,169  223,694,871
End of year ........................................................................................
$ 174,049,142  $ 214,775,169
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders
30
BlackRock Managed Volatility V.I. Fund
Class I
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of year .................................
$ 13.21  $ 13.21  $ 13.27  $ 13.45  $ 13.71
Net investment income
(a)
.......................................
0.14  0.06  0.10  0.22  0.15
Net realized and unrealized gain (loss) ..............................
0.68  0.03  0.36  0.06  (0.01)
Net increase from investment operations .............................. 0.82  0.09  0.46  0.28  0.14
Distributions
(b)
– – – – –
From net investment income ....................................
—  (0.09) (0.52) (0.46) (0.25)
From net realized gain .........................................
—  —  —  (0.00)
(c)
(0.15)
Total distributions ............................................. —  (0.09) (0.52) (0.46) (0.40)
Net asset value, end of year ..................................... $ 14.03  $ 13.21  $ 13.21  $ 13.27  $ 13.45
Total Return
(d)
— — — — —
Based on net asset value ........................................ 6.21% 0.68%
(e)
3.49% 2.11% 1.02%
Ratios to Average Net Assets
(f)
Total expenses ...............................................
0.97% 0.93% 1.00% 0.93% 1.21%
Total expenses after fees waived and/or reimbursed ......................
0.59% 0.59% 0.59% 0.59% 0.71%
Net investment income .........................................
1.04% 0.47% 0.74% 1.62% 1.09%
Supplemental Data
Net assets, end of year (000) ...................................... $ 8,182  $ 8,853  $ 9,844  $ 10,808  $ 12,571
Portfolio turnover rate ........................................... 155% 103% 181% 314% 319%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
31
Financial Highlights
BlackRock Managed Volatility V.I. Fund
Class III
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Period from
02/14/18
(a)
to 12/31/18
Net asset value, beginning of period ..............................
$ 13.18  $ 13.20  $ 13.27  $ 13.45  $ 13.70
Net investment income
(b)
......................................
0.10  0.03  0.06  0.19  0.15
Net realized and unrealized gain (loss) .............................
0.68  0.04  0.36  0.06  (0.02)
Net increase from investment operations ............................. 0.78  0.07  0.42  0.25  0.13
Distributions
(c)
– – – – –
From net investment income ...................................
—  (0.09) (0.49) (0.43) (0.23)
From net realized gain ........................................
—  —  —  (0.00)
(d)
(0.15)
Total distributions ............................................ —  (0.09) (0.49) (0.43) (0.38)
Net asset value, end of period ................................... $ 13.96  $ 13.18  $ 13.20  $ 13.27  $ 13.45
Total Return
(e)
— — — — —
Based on net asset value ....................................... 5.92% 0.53%
(f)
3.17% 1.85% 0.90%
(g)
Ratios to Average Net Assets
(h)
Total expenses ..............................................
1.22% 1.18% 1.25% 1.36% 0.99%
(i)
Total expenses after fees waived and/or reimbursed .....................
0.84% 0.84% 0.84% 0.84% 0.84%
(i)
Net investment income ........................................
0.78% 0.22% 0.49% 1.39% 1.22%
(i)
Supplemental Data
Net assets, end of period (000) ................................... $ 165,867  $ 205,922  $ 213,851  $ 225,423  $ 235,579
Portfolio turnover rate .......................................... 155% 103% 181% 314% 319%
(j)
(a)
Recommencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate is representative of the portfolio for the entire year.
See notes to financial statements.

Notes to Financial Statements
2022
BlackRock Annual Report to Shareholders
32
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Managed
Volatility V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2022 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Notes to Financial Statements
(continued)
33
Notes to Financial Statements
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
34
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2022, certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)
35
Notes to Financial Statements
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
Z
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
(b)
Barclays Capital, Inc. .............................. $ 85,326 $ (85,326) $ — $ —
BNP Paribas SA ................................. 14,260 (14,260) — —
Citigroup Global Markets, Inc. ........................ 598,177 (598,177) — —
Credit Suisse Securities (USA) LLC .................... 98,737 (98,737) — —
Goldman Sachs & Co. LLC .......................... 678,788 (678,788) — —
J.P. Morgan Securities LLC .......................... 128,666 (128,666) — —
Jefferies LLC .................................... 594 (594) — —
Morgan Stanley .................................. 64,616 (64,301) — 315
$ 1,669,164 $ (1,668,849) $ — $ 315
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of December 31, 2022. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
36
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Fund may enter into forward interest rate swaps and forward total return swaps. In a forward swap, the Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement

Notes to Financial Statements
(continued)
37
Notes to Financial Statements
is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”), BlackRock (Singapore) Limited (“BSL”) and BlackRock
Asset Management North Asia Limited ("BAMNA"), (collectively, the “Sub-Advisers'), each an affiliate of the Manager. The Manager pays BIL, BSL and BAMNA for services they provide for that portion of the Fund for which BIL, BSL and BAMNA, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2022, the class specific distribution fees borne directly by Class III were $443,954.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the year ended December 31, 2022 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.55%
$1 billion - $3 billion ..................................................................................................... 0.52
$3 billion - $5 billion ..................................................................................................... 0.50
$5 billion - $10 billion .................................................................................................... 0.48
Greater than $10 billion ................................................................................................... 0.47
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 16,334 $ 354,999 $ 371,333

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
38
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year  ended December 31, 2022 , the amount waived was $5,139.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2022, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such certain expenses to 0.00% of average daily net assets for Class I and
Class III shares. The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the Manager – class specific in the Statement of Operations. For the year ended December 31, 2022, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2022, the Manager waived and/or reimbursed investment advisory fees of $324,053 which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2022, the Fund paid BIM $2,701 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency
Fund Name/Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
BlackRock Managed Volatility V.I. Fund
Class I ....................................................................................................... $ 16,334
Class III ...................................................................................................... 354,999
$ 371,333
Class I Class III
Expense Limitations .................................................................................. 0.59% 0.84%

Notes to Financial Statements
(continued)
39
Notes to Financial Statements
purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2022, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the year ended December 31, 2022, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the year ended December 31, 2022, purchases and sales of investments, including paydowns and excluding short-term securities, were as follows:
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
The tax character of distributions paid was as follows:
As of December 31, 2022, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency exchange contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income, the accounting for swap agreements, and the characterization of corporate actions.
During the year ended December 31, 2022, the Fund utilized $15,193,721 of its capital loss carryforward.
As of December 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Purchases ............................................................................................................... $ —
Sales ................................................................................................................... 3,597,631
Net Realized Gain .......................................................................................................... 640,928
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
BlackRock Managed Volatility V.I. Fund ....................................... $ 30,819,995 $ 44,312,892 $ 177,679,137 $ 187,951,174
Fund Name
Year Ended
12/31/22
Year Ended
12/31/21
BlackRock Managed Volatility V.I. Fund
Ordinary income ........................................................................................... $ — $ 1,480,125
Fund Name
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
BlackRock Managed Volatility V.I. Fund ............................................. $ 1,695,186 $ (105,416,910) $ (13,637,515) $ (117,359,239)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Managed Volatility V.I. Fund .................................. $ 149,023,451 $ 19,421,919 $ (26,015,839) $ (6,593,920)

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
40
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), are a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum,
(b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple
Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2022, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen.
An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation

Notes to Financial Statements
(continued)
41
Notes to Financial Statements
margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”)
or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
As of December 31, 2022, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 730 Class III Shares of the Fund.
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/22
Year Ended
12/31/21
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Managed Volatility V.I. Fund
Class I
Shares sold .............................................
4,892 $ 64,305 14,763 $ 192,972
Shares issued in reinvestment of distributions ........................
— — 4,795 62,723
Shares redeemed .........................................
(91,838) (1,213,086) (94,946) (1,249,997)
(86,946) $ (1,148,781) (75,388) $ (994,302)
Class III
Shares sold .............................................
745,299 $ 9,876,991 1,689,516 $ 22,160,329
Shares issued in reinvestment of distributions ........................
— — 108,525 1,417,336
Shares redeemed .........................................
(4,489,884) (59,289,086) (2,367,345) (31,156,719)
(3,744,585) $ (49,412,095) (569,304) $ (7,579,054)
(3,831,531) $ (50,560,876) (644,692) $ (8,573,356)

Report of Independent Registered Public Accounting Firm
2022
BlackRock Annual Report to Shareholders
42
To the Shareholders of BlackRock Managed Volatility V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Managed Volatility V.I. Fund of BlackRock Variable Series Funds, Inc. (the “Fund”),
including the schedule of investments, as of December 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2022, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 14, 2023
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in this Report
43
Glossary of Terms Used in this Report
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
BA Canadian Bankers Acceptances
BBR Australian Bank Bill Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CVR Contingent Value Rights
EURIBOR Euro Interbank Offered Rate
HIBOR Hong Kong Interbank Offered Rate
JIBAR Johannesburg Interbank Average Rate
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
REIT Real Estate Investment Trust
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SORA Singapore Overnight Rate Average
STIBOR Stockholm Interbank Offered Rate
WIBOR Warsaw Interbank Offered Rate

December 31, 2022
Not FDIC Insured - May Lose Value - No Bank Guarantee
2022 Annual Report
BlackRock Variable Series Funds, Inc.
BlackRock S&P 500 Index V.I. Fund

Fund Summary
as of December 31, 2022
2022
BlackRock Annual Report to Shareholders
2
BlackRock S&P 500 Index V.I. Fund
Investment Objective
BlackRock S&P 500 Index V.I. Fund’s (the “Fund”)
investment objective is to seek investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard and Poor’s (“S&P”) 500
®
Index.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2022, the Fund’s Class I, Class II and Class III Shares returned (18.23)%, (18.36)% and (18.42)%, respectively. The benchmark S&P 500
®
Index returned (18.11)% for the same period.
Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses.
Describe the market environment.
Geopolitical tension after the Russian invasion of Ukraine in February 2022 fueled existing concerns over rising inflation, interest rate hikes, and rallying commodity prices.
On the other hand, economic data in the United States remained strong with robust employment numbers and corporate earnings results. This provided comfort to investors but added to U.S. policy makers challenges. Investors were concerned that the Fed may dampen growth in an effort to get inflation under control.
Commodity prices spiked in the first quarter of 2022 and pushed expectations for a higher inflation rate. The Fed hiked the interest rate by 25 basis points and signaled hikes at all six-remaining meetings for the year in efforts to tackle the highest inflation rate in four decades.
Concerns about high inflation, growth outlook and recession fears increased in the United States during the second quarter. While the unemployment rate remained low and wage growth strong, consumer sentiment went down as consumers struggled with higher prices and borrowing costs. The increased expectation of an interest rate hike weighed down on U.S. equity market valuations.
As the Fed continued to grapple with inflation, their messaging evolved over the second quarter of 2022. Initially, Chairman Jerome Powell adopted a more hawkish tone stating that they would not hesitate to raise interest rates beyond neutral to achieve its inflation target and would be willing to accept an increase in unemployment rate. But as risks to growth increased over the quarter and recession fears intensified, the number and magnitude of future rate hikes beyond July 2022 remained unclear.
The U.S. equity market rallied in July 2022 on the back of softened tone from the Fed signaling slower rate rise in 2023. However, the Fed’s hawkish tone later in the quarter at the Jackson Hole conference reaffirmed its commitment to fighting inflation. In their battle against the high inflation rate, the U.S. congress passed a new bill which aimed to reduce inflation by curbing the deficit.
U.S. economic data showed a decline in growth over the first two quarters of the year, but other economic data released over the quarter highlighted the resilience of the U.S.
economy. The labor market added 315,000 payroll jobs across the economy generating considerable household income gains.
The U.S. equity market rallied over the fourth quarter, despite tighter monetary policy. It posted positive returns in October and November 2022 while contractionary monetary policy targeted a higher inflation rate. The Fed reiterated its plan in December 2022 to continue tightening monetary policy as inflation remained well above target. Market performance dampened in December 2022.
In the fourth quarter of 2022, from a Global Industry Classification Standard sector perspective, energy (+65.72%), utilities (+1.57%), and consumer staples (-0.62%) were among the best performers. While information technology (-28.14%), consumer discretionary (-37.03%), and communication services (-39.89%) were among the worst performers.
Describe recent portfolio activity.
During the 12-month period, as changes were made to the composition of the S&P 500
®
Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.
Describe portfolio positioning at period end.
The Fund remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2022 (continued)
3
Fund Summary
BlackRock S&P 500 Index V.I. Fund
GROWTH OF $10,000 INVESTMENT
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance-related fees and expenses. The returns for Class III Shares prior to February 14, 2018, the recommencement of operations of Class III Shares, are based upon the performance of the Fund’s Class I Shares, as adjusted to reflect the distribution (12b-1)
fees applicable to Class III Shares.
(b)
Under normal circumstances, the Fund invests at least 80% of its assets in the common stocks represented in the S&P 500
®
Index and in derivative instruments linked to the S&P 500
®
Index.
(c)
An unmanaged index that covers 500 leading companies and captures approximately 80% coverage of available market capitalization.
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)
.............................................................................. (18.23)% 9.26% 12.29%
Class II
(b)
............................................................................. (18.36) 9.09 12.12
Class III
(b)
............................................................................. (18.42) 8.99
(c)
12.01
(c)
S&P 500
®
Index ........................................................................ (18.11) 9.42 12.56
(a)
For a portion of the period, the Fund’s investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.
(b)
Average annual total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns.
(c)
The returns for Class III Shares prior to February 14, 2018, the recommencement of operations of Class III Shares, are based upon the performance of the Fund’s Class I Shares, as adjusted to reflect the distribution (12b-1) fees applicable to Class III Shares.

Fund Summary
as of December 31, 2022 (continued)
2022
BlackRock Annual Report to Shareholders
4
BlackRock S&P 500 Index V.I. Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(07/01/22)
Ending
Account Value
(12/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(07/01/22)
Ending
Account Value
(12/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,022.10 $ 0.71 $ 1,000.00 $ 1,024.50 $ 0.71 0.14%
Class II .................................. 1,000.00 1,021.70 1.48 1,000.00 1,023.74 1.48 0.29
Class III .................................. 1,000.00 1,021.10 1.99 1,000.00 1,023.24 1.99 0.39
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
SECTOR ALLOCATION
Sector
(a)
Percent of
Net Assets
Information Technology .............................. 25.6%
Health Care ..................................... 15.8
Financials ....................................... 11.6
Consumer Discretionary ............................. 9.8
Industrials ....................................... 8.6
Communication Services ............................. 7.3
Consumer Staples ................................. 7.2
Energy ......................................... 5.2
Utilities ......................................... 3.2
Materials ....................................... 2.7
Real Estate ...................................... 2.7
Short-Term Securities ............................... 1.6
Liabilities in Excess of Other Assets ..................... (1.3)
(a)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Disclosure of Expenses
5
Disclosure of Expenses / Derivative Financial Instruments
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the
Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.  The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2022
BlackRock Annual Report to Shareholders
BlackRock S&P 500 Index V.I. Fund
6
(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2022
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.9%
Boeing Co. (The)
(a)
.................. 33,137 $ 6,312,267
General Dynamics Corp. .............. 13,350 3,312,269
Howmet Aerospace, Inc. .............. 21,960 865,444
Huntington Ingalls Industries, Inc. ........ 2,390 551,325
L3Harris Technologies, Inc. ............ 11,344 2,361,934
Lockheed Martin Corp. ............... 14,009 6,815,238
Northrop Grumman Corp. ............. 8,630 4,708,614
Raytheon Technologies Corp. .......... 87,654 8,846,042
Textron, Inc. ...................... 12,653 895,832
TransDigm Group, Inc. ............... 3,063 1,928,618
36,597,583
Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc. .......... 7,003 641,195
Expeditors International of Washington, Inc. . 9,661 1,003,971
FedEx Corp. ...................... 14,217 2,462,384
United Parcel Service, Inc., Class B ...... 43,447 7,552,827
11,660,377
Airlines — 0.2%
(a)
Alaska Air Group, Inc. ................ 7,577 325,356
American Airlines Group, Inc.
(b)
.......... 39,280 499,642
Delta Air Lines, Inc. ................. 38,060 1,250,652
Southwest Airlines Co. ............... 35,288 1,188,147
United Airlines Holdings, Inc.
(b)
.......... 19,515 735,715
3,999,512
Auto Components — 0.1%
Aptiv plc
(a)
........................ 16,164 1,505,353
BorgWarner, Inc. ................... 14,242 573,241
2,078,594
Automobiles — 1.3%
Ford Motor Co. .................... 234,035 2,721,827
General Motors Co. ................. 84,524 2,843,388
Tesla, Inc.
(a)
....................... 159,690 19,670,614
25,235,829
Banks — 3.8%
Bank of America Corp. ............... 415,002 13,744,866
Citigroup, Inc. ..................... 114,973 5,200,229
Citizens Financial Group, Inc. .......... 29,663 1,167,832
Comerica, Inc. ..................... 7,911 528,850
Fifth Third Bancorp ................. 40,748 1,336,942
First Republic Bank ................. 10,834 1,320,556
Huntington Bancshares, Inc. ........... 86,010 1,212,741
JPMorgan Chase & Co. .............. 174,093 23,345,871
KeyCorp ......................... 55,302 963,361
M&T Bank Corp. ................... 10,466 1,518,198
PNC Financial Services Group, Inc. (The) .. 24,308 3,839,206
Regions Financial Corp. .............. 55,692 1,200,720
Signature Bank .................... 3,768 434,149
SVB Financial Group
(a)
............... 3,465 797,435
Truist Financial Corp. ................ 78,563 3,380,566
US Bancorp ...................... 80,266 3,500,400
Wells Fargo & Co. .................. 225,175 9,297,476
Zions Bancorp NA .................. 8,970 440,965
73,230,363
Beverages — 1.9%
Brown-Forman Corp., Class B .......... 10,756 706,454
Coca-Cola Co. (The) ................ 231,059 14,697,663
Constellation Brands, Inc., Class A ....... 9,506 2,203,015
Keurig Dr Pepper, Inc. ............... 50,583 1,803,790
Molson Coors Beverage Co., Class B ..... 11,355 585,010
Monster Beverage Corp.
(a)
............. 22,746 2,309,401
Security
Shares
Shares Value
Beverages (continued)
PepsiCo, Inc. ..................... 81,929 $ 14,801,293
37,106,626
Biotechnology — 2.5%
AbbVie, Inc. ...................... 104,963 16,963,070
Amgen, Inc. ...................... 31,756 8,340,396
Biogen, Inc.
(a)
..................... 8,620 2,387,050
Gilead Sciences, Inc. ................ 74,406 6,387,755
Incyte Corp.
(a)
..................... 10,864 872,597
Moderna, Inc.
(a)
.................... 19,657 3,530,790
Regeneron Pharmaceuticals, Inc.
(a)
....... 6,363 4,590,841
Vertex Pharmaceuticals, Inc.
(a)
.......... 15,205 4,390,900
47,463,399
Building Products — 0.5%
Allegion plc ....................... 5,236 551,141
AO Smith Corp. .................... 7,497 429,128
Carrier Global Corp. ................. 50,094 2,066,378
Johnson Controls International plc ....... 40,796 2,610,944
Masco Corp. ...................... 13,570 633,312
Trane Technologies plc ............... 13,703 2,303,337
8,594,240
Capital Markets — 3.1%
Ameriprise Financial, Inc. ............. 6,447 2,007,402
Bank of New York Mellon Corp. (The) ..... 43,794 1,993,503
BlackRock, Inc.
(b)(c)
.................. 8,951 6,342,947
Cboe Global Markets, Inc. ............. 6,303 790,837
Charles Schwab Corp. (The) ........... 90,648 7,547,353
CME Group, Inc., Class A ............. 21,297 3,581,304
FactSet Research Systems, Inc. ......... 2,234 896,303
Franklin Resources, Inc.
(b)
............. 17,022 449,040
Goldman Sachs Group, Inc. (The) ....... 20,265 6,958,596
Intercontinental Exchange, Inc. ......... 33,153 3,401,166
Invesco Ltd. ...................... 27,373 492,440
MarketAxess Holdings, Inc. ............ 2,216 618,020
Moody's Corp. ..................... 9,342 2,602,868
Morgan Stanley .................... 78,431 6,668,204
MSCI, Inc. ....................... 4,795 2,230,490
Nasdaq, Inc. ...................... 20,094 1,232,767
Northern Trust Corp. ................. 12,332 1,091,259
Raymond James Financial, Inc. ......... 11,581 1,237,430
S&P Global, Inc. ................... 19,812 6,635,831
State Street Corp.
(b)
................. 21,937 1,701,653
T. Rowe Price Group, Inc.
(b)
............ 13,459 1,467,839
59,947,252
Chemicals — 1.9%
Air Products & Chemicals, Inc. .......... 13,167 4,058,859
Albemarle Corp. ................... 6,938 1,504,575
Celanese Corp. .................... 5,998 613,236
CF Industries Holdings, Inc. ............ 11,805 1,005,786
Corteva, Inc. ...................... 42,528 2,499,796
Dow, Inc. ........................ 41,870 2,109,829
DuPont de Nemours, Inc.
(b)
............ 29,860 2,049,292
Eastman Chemical Co. ............... 7,390 601,842
Ecolab, Inc. ...................... 14,702 2,140,023
FMC Corp. ....................... 7,488 934,502
International Flavors & Fragrances, Inc. .... 15,079 1,580,882
Linde plc ........................ 29,413 9,593,932
LyondellBasell Industries NV, Class A ..... 15,083 1,252,342
Mosaic Co. (The) ................... 20,402 895,036
PPG Industries, Inc. ................. 13,968 1,756,336
Sherwin-Williams Co. (The) ............ 14,002 3,323,095
35,919,363

BlackRock S&P 500 Index V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Shares
Shares Value
Commercial Services & Supplies — 0.5%
Cintas Corp. ...................... 5,084 $ 2,296,036
Copart, Inc.
(a)
..................... 25,406 1,546,971
Republic Services, Inc. ............... 12,204 1,574,194
Rollins, Inc. ....................... 13,926 508,856
Waste Management, Inc. .............. 22,270 3,493,718
9,419,775
Communications Equipment — 0.9%
Arista Networks, Inc.
(a)
............... 14,679 1,781,297
Cisco Systems, Inc. ................. 244,285 11,637,737
F5, Inc.
(a)
........................ 3,548 509,173
Juniper Networks, Inc. ............... 19,080 609,797
Motorola Solutions, Inc. .............. 9,873 2,544,371
17,082,375
Construction & Engineering — 0.1%
Quanta Services, Inc. ................ 8,539 1,216,808
Construction Materials — 0.1%
Martin Marietta Materials, Inc. .......... 3,718 1,256,572
Vulcan Materials Co. ................ 7,916 1,386,171
2,642,743
Consumer Finance — 0.5%
American Express Co. ............... 35,607 5,260,934
Capital One Financial Corp. ............ 22,695 2,109,727
Discover Financial Services ............ 16,250 1,589,738
Synchrony Financial ................. 26,805 880,812
9,841,211
Containers & Packaging — 0.3%
Amcor plc ........................ 89,504 1,065,993
Avery Dennison Corp. ................ 4,790 866,990
Ball Corp.
(b)
....................... 18,553 948,800
International Paper Co.
(b)
.............. 21,784 754,380
Packaging Corp. of America
(b)
.......... 5,604 716,808
Sealed Air Corp. ................... 8,455 421,735
WestRock Co. ..................... 14,873 522,935
5,297,641
Distributors — 0.2%
Genuine Parts Co. .................. 8,441 1,464,598
LKQ Corp. ....................... 15,291 816,692
Pool Corp. ....................... 2,369 716,220
2,997,510
Diversified Financial Services — 1.7%
Berkshire Hathaway, Inc., Class B
(a)
...... 107,144 33,096,782
Diversified Telecommunication Services — 0.9%
AT&T, Inc. ........................ 423,037 7,788,111
Lumen Technologies, Inc.
(b)
............ 56,367 294,236
Verizon Communications, Inc. .......... 249,317 9,823,090
17,905,437
Electric Utilities — 2.1%
Alliant Energy Corp. ................. 14,797 816,942
American Electric Power Co., Inc. ........ 30,626 2,907,939
Constellation Energy Corp. ............ 19,324 1,665,922
Duke Energy Corp. ................. 45,705 4,707,158
Edison International
(b)
................ 22,728 1,445,955
Entergy Corp. ..................... 12,166 1,368,675
Evergy, Inc. ....................... 13,625 857,421
Eversource Energy ................. 20,567 1,724,337
Exelon Corp. ...................... 58,685 2,536,953
FirstEnergy Corp.
(b)
................. 32,130 1,347,532
NextEra Energy, Inc. ................ 118,226 9,883,694
NRG Energy, Inc. ................... 13,896 442,171
PG&E Corp.
(a)
..................... 95,486 1,552,602
Security
Shares
Shares Value
Electric Utilities (continued)
Pinnacle West Capital Corp. ........... 6,697 $ 509,240
PPL Corp. ....................... 43,752 1,278,433
Southern Co. (The) ................. 64,771 4,625,297
Xcel Energy, Inc. ................... 32,333 2,266,867
39,937,138
Electrical Equipment — 0.6%
AMETEK, Inc. ..................... 13,658 1,908,296
Eaton Corp. plc .................... 23,711 3,721,441
Emerson Electric Co. ................ 34,996 3,361,716
Generac Holdings, Inc.
(a)
.............. 3,860 388,547
Rockwell Automation, Inc. ............. 6,819 1,756,370
11,136,370
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A ............. 35,289 2,686,904
CDW Corp. ....................... 8,067 1,440,605
Corning, Inc. ...................... 45,372 1,449,182
Keysight Technologies, Inc.
(a)
........... 10,712 1,832,502
TE Connectivity Ltd. ................. 18,910 2,170,868
Teledyne Technologies, Inc.
(a)
........... 2,778 1,110,950
Trimble, Inc.
(a)
..................... 14,536 734,940
Zebra Technologies Corp., Class A
(a)
...... 3,050 782,050
12,208,001
Energy Equipment & Services — 0.4%
Baker Hughes Co., Class A
(b)
........... 60,225 1,778,444
Halliburton Co. .................... 53,820 2,117,817
Schlumberger Ltd. .................. 83,954 4,488,181
8,384,442
Entertainment — 1.3%
Activision Blizzard, Inc. ............... 42,262 3,235,156
Electronic Arts, Inc. ................. 15,740 1,923,113
Live Nation Entertainment, Inc.
(a)
........ 8,358 582,887
Netflix, Inc.
(a)
...................... 26,400 7,784,832
Take-Two Interactive Software, Inc.
(a)
...... 9,255 963,723
Walt Disney Co. (The)
(a)(b)
............. 108,226 9,402,675
Warner Bros Discovery, Inc.
(a)
.......... 131,732 1,248,820
25,141,206
Equity Real Estate Investment Trusts (REITs) — 2.6%
Alexandria Real Estate Equities, Inc. ...... 8,856 1,290,054
American Tower Corp. ............... 27,640 5,855,810
AvalonBay Communities, Inc. .......... 8,355 1,349,500
Boston Properties, Inc. ............... 8,382 566,456
Camden Property Trust ............... 6,272 701,711
Crown Castle, Inc. .................. 25,762 3,494,358
Digital Realty Trust, Inc. .............. 17,109 1,715,519
Equinix, Inc. ...................... 5,401 3,537,817
Equity Residential .................. 20,046 1,182,714
Essex Property Trust, Inc. ............. 3,869 819,918
Extra Space Storage, Inc. ............. 7,907 1,163,752
Federal Realty Investment Trust ......... 4,305 434,977
Healthpeak Properties, Inc. ............ 31,865 798,856
Host Hotels & Resorts, Inc.
(b)
........... 43,034 690,696
Invitation Homes, Inc. ................ 34,263 1,015,555
Iron Mountain, Inc. .................. 17,451 869,932
Kimco Realty Corp. ................. 36,464 772,308
Mid-America Apartment Communities, Inc.
(b)
. 6,813 1,069,573
Prologis, Inc. ...................... 54,809 6,178,619
Public Storage ..................... 9,375 2,626,781
Realty Income Corp. ................. 36,525 2,316,781
Regency Centers Corp. .............. 9,019 563,687
SBA Communications Corp., Class A ...... 6,425 1,800,992
Simon Property Group, Inc. ............ 19,505 2,291,447
UDR, Inc. ........................ 18,104 701,168

2022
BlackRock Annual Report to Shareholders
BlackRock S&P 500 Index V.I. Fund
8
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
Ventas, Inc. ...................... 23,761 $ 1,070,433
VICI Properties, Inc. ................. 57,052 1,848,485
Vornado Realty Trust ................ 9,232 192,118
Welltower, Inc. ..................... 27,599 1,809,114
Weyerhaeuser Co. .................. 44,057 1,365,767
50,094,898
Food & Staples Retailing — 1.5%
Costco Wholesale Corp. .............. 26,297 12,004,581
Kroger Co. (The) ................... 38,790 1,729,258
Sysco Corp. ...................... 30,350 2,320,258
Walgreens Boots Alliance, Inc. .......... 42,693 1,595,010
Walmart, Inc. ...................... 83,971 11,906,248
29,555,355
Food Products — 1.2%
Archer-Daniels-Midland Co. ............ 32,683 3,034,617
Campbell Soup Co. ................. 11,808 670,104
Conagra Brands, Inc. ................ 28,437 1,100,512
General Mills, Inc.
(b)
................. 35,364 2,965,271
Hershey Co. (The) .................. 8,762 2,029,016
Hormel Foods Corp. ................. 17,079 777,948
JM Smucker Co. (The) ............... 6,280 995,129
Kellogg Co. ....................... 15,092 1,075,154
Kraft Heinz Co. (The)
(b)
............... 47,391 1,929,288
Lamb Weston Holdings, Inc. ........... 8,572 765,994
McCormick & Co., Inc. (Non-Voting) ...... 14,891 1,234,315
Mondelez International, Inc., Class A ...... 81,364 5,422,911
Tyson Foods, Inc., Class A ............ 17,050 1,061,362
23,061,621
Gas Utilities — 0.0%
Atmos Energy Corp. ................. 8,232 922,560
Health Care Equipment & Supplies — 2.8%
Abbott Laboratories ................. 103,962 11,413,988
Align Technology, Inc.
(a)
............... 4,346 916,571
Baxter International, Inc. .............. 29,741 1,515,899
Becton Dickinson and Co. ............. 16,911 4,300,467
Boston Scientific Corp.
(a)
.............. 84,826 3,924,899
Cooper Cos., Inc. (The) .............. 2,959 978,453
Dentsply Sirona, Inc. ................ 12,746 405,833
Dexcom, Inc.
(a)
.................... 22,980 2,602,255
Edwards Lifesciences Corp.
(a)
.......... 36,862 2,750,274
Hologic, Inc.
(a)
..................... 14,832 1,109,582
IDEXX Laboratories, Inc.
(a)
............. 4,958 2,022,666
Intuitive Surgical, Inc.
(a)
............... 21,200 5,625,420
Medtronic plc ..................... 78,879 6,130,476
ResMed, Inc. ..................... 8,680 1,806,568
STERIS plc ....................... 5,893 1,088,378
Stryker Corp. ..................... 19,989 4,887,111
Teleflex, Inc. ...................... 2,794 697,466
Zimmer Biomet Holdings, Inc. .......... 12,505 1,594,387
53,770,693
Health Care Providers & Services — 3.7%
AmerisourceBergen Corp. ............. 9,354 1,550,051
Cardinal Health, Inc. ................. 15,596 1,198,865
Centene Corp.
(a)
................... 33,914 2,781,287
Cigna Corp. ...................... 18,114 6,001,893
CVS Health Corp. .................. 77,936 7,262,856
DaVita, Inc.
(a)
...................... 3,351 250,219
Elevance Health, Inc. ................ 14,248 7,308,797
HCA Healthcare, Inc. ................ 12,778 3,066,209
Henry Schein, Inc.
(a)
................. 8,118 648,385
Humana, Inc. ..................... 7,513 3,848,084
Laboratory Corp. of America Holdings ..... 5,359 1,261,937
Security
Shares
Shares Value
Health Care Providers & Services (continued)
McKesson Corp. ................... 8,533 $ 3,200,899
Molina Healthcare, Inc.
(a)
.............. 3,463 1,143,552
Quest Diagnostics, Inc. ............... 6,776 1,060,037
UnitedHealth Group, Inc. .............. 55,529 29,440,365
Universal Health Services, Inc., Class B ... 3,860 543,835
70,567,271
Hotels, Restaurants & Leisure — 2.0%
Booking Holdings, Inc.
(a)
.............. 2,308 4,651,266
Caesars Entertainment, Inc.
(a)
.......... 12,657 526,531
Carnival Corp.
(a)
.................... 59,396 478,732
Chipotle Mexican Grill, Inc.
(a)
........... 1,654 2,294,909
Darden Restaurants, Inc. ............. 7,331 1,014,097
Domino's Pizza, Inc. ................. 2,117 733,329
Expedia Group, Inc.
(a)
................ 8,977 786,385
Hilton Worldwide Holdings, Inc. ......... 16,212 2,048,548
Las Vegas Sands Corp.
(a)
............. 19,348 930,059
Marriott International, Inc., Class A ....... 16,008 2,383,431
McDonald's Corp. .................. 43,676 11,509,936
MGM Resorts International ............ 18,963 635,830
Norwegian Cruise Line Holdings Ltd.
(a)(b)
... 25,367 310,492
Royal Caribbean Cruises Ltd.
(a)(b)
........ 13,106 647,830
Starbucks Corp. .................... 68,116 6,757,107
Wynn Resorts Ltd.
(a)
................. 6,079 501,335
Yum! Brands, Inc. .................. 16,892 2,163,527
38,373,344
Household Durables — 0.3%
DR Horton, Inc.
(b)
................... 18,680 1,665,135
Garmin Ltd. ....................... 9,298 858,112
Lennar Corp., Class A ................ 15,086 1,365,283
Mohawk Industries, Inc.
(a)
............. 3,112 318,109
Newell Brands, Inc. ................. 22,256 291,109
NVR, Inc.
(a)
....................... 181 834,877
PulteGroup, Inc. ................... 13,878 631,865
Whirlpool Corp.
(b)
................... 3,270 462,574
6,427,064
Household Products — 1.6%
Church & Dwight Co., Inc. ............. 14,340 1,155,947
Clorox Co. (The) ................... 7,309 1,025,672
Colgate-Palmolive Co. ............... 49,665 3,913,105
Kimberly-Clark Corp. ................ 19,984 2,712,828
Procter & Gamble Co. (The) ........... 140,985 21,367,687
30,175,239
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) ................... 39,642 1,140,104
Industrial Conglomerates — 0.9%
3M Co. .......................... 32,835 3,937,573
General Electric Co.
(b)
................ 65,097 5,454,478
Honeywell International, Inc. ........... 39,994 8,570,714
17,962,765
Insurance — 2.5%
Aflac, Inc. ........................ 34,009 2,446,607
Allstate Corp. (The) ................. 15,971 2,165,668
American International Group, Inc.
(b)
...... 44,204 2,795,461
Aon plc, Class A ................... 12,307 3,693,823
Arch Capital Group Ltd.
(a)(b)
............ 22,121 1,388,756
Arthur J Gallagher & Co. .............. 12,487 2,354,299
Assurant, Inc. ..................... 3,145 393,314
Brown & Brown, Inc. ................. 13,970 795,871
Chubb Ltd. ....................... 24,793 5,469,336
Cincinnati Financial Corp. ............. 9,396 962,056
Everest Re Group Ltd. ............... 2,312 765,896

BlackRock S&P 500 Index V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Shares
Shares Value
Insurance (continued)
Globe Life, Inc. .................... 5,321 $ 641,447
Hartford Financial Services Group, Inc. (The) 19,170 1,453,661
Lincoln National Corp. ............... 9,321 286,341
Loews Corp. ...................... 12,034 701,943
Marsh & McLennan Cos., Inc. .......... 29,624 4,902,179
MetLife, Inc. ...................... 39,211 2,837,700
Principal Financial Group, Inc. .......... 13,736 1,152,725
Progressive Corp. (The) .............. 34,718 4,503,272
Prudential Financial, Inc.
(b)
............. 21,996 2,187,722
Travelers Cos., Inc. (The) ............. 13,943 2,614,173
Willis Towers Watson plc .............. 6,532 1,597,597
WR Berkley Corp. .................. 12,022 872,437
46,982,284
Interactive Media & Services — 4.0%
(a)
Alphabet, Inc., Class A ............... 355,954 31,405,821
Alphabet, Inc., Class C ............... 315,015 27,951,281
Match Group, Inc. .................. 16,894 700,932
Meta Platforms, Inc., Class A ........... 133,785 16,099,687
76,157,721
Internet & Direct Marketing Retail — 2.4%
Amazon.com, Inc.
(a)
................. 528,044 44,355,696
eBay, Inc. ........................ 32,625 1,352,959
Etsy, Inc.
(a)
....................... 7,455 892,960
46,601,615
IT Services — 4.5%
Accenture plc, Class A ............... 37,551 10,020,109
Akamai Technologies, Inc.
(a)(b)
........... 9,359 788,964
Automatic Data Processing, Inc. ......... 24,667 5,891,959
Broadridge Financial Solutions, Inc. ...... 6,984 936,764
Cognizant Technology Solutions Corp., Class A 30,725 1,757,163
DXC Technology Co.
(a)
............... 13,832 366,548
EPAM Systems, Inc.
(a)
................ 3,418 1,120,215
Fidelity National Information Services, Inc. .. 35,303 2,395,308
Fiserv, Inc.
(a)
...................... 37,901 3,830,654
FleetCor Technologies, Inc.
(a)
........... 4,409 809,845
Gartner, Inc.
(a)
..................... 4,699 1,579,522
Global Payments, Inc. ............... 16,509 1,639,674
International Business Machines Corp. .... 53,618 7,554,240
Jack Henry & Associates, Inc. .......... 4,282 751,748
Mastercard, Inc., Class A .............. 50,652 17,613,220
Paychex, Inc. ..................... 19,016 2,197,489
PayPal Holdings, Inc.
(a)
............... 67,826 4,830,568
VeriSign, Inc.
(a)
.................... 5,594 1,149,231
Visa, Inc., Class A .................. 97,063 20,165,809
85,399,030
Leisure Products — 0.0%
Hasbro, Inc. ...................... 7,661 467,398
Life Sciences Tools & Services — 1.9%
Agilent Technologies, Inc. ............. 17,789 2,662,124
Bio-Rad Laboratories, Inc., Class A
(a)
...... 1,262 530,658
Bio-Techne Corp. ................... 9,280 769,126
Charles River Laboratories International, Inc.
(a)
3,035 661,327
Danaher Corp. .................... 38,866 10,315,814
Illumina, Inc.
(a)
..................... 9,315 1,883,493
IQVIA Holdings, Inc.
(a)
................ 11,024 2,258,707
Mettler-Toledo International, Inc.
(a)
....... 1,340 1,936,903
PerkinElmer, Inc. ................... 7,490 1,050,248
Thermo Fisher Scientific, Inc. ........... 23,259 12,808,499
Waters Corp.
(a)
.................... 3,553 1,217,187
West Pharmaceutical Services, Inc. ...... 4,387 1,032,480
37,126,566
Security
Shares
Shares Value
Machinery — 1.9%
Caterpillar, Inc. .................... 30,962 $ 7,417,257
Cummins, Inc.
(b)
.................... 8,396 2,034,267
Deere & Co. ...................... 16,341 7,006,367
Dover Corp. ...................... 8,350 1,130,674
Fortive Corp. ...................... 21,069 1,353,683
IDEX Corp. ....................... 4,467 1,019,950
Illinois Tool Works, Inc. ............... 16,768 3,693,990
Ingersoll Rand, Inc. ................. 23,954 1,251,596
Nordson Corp. ..................... 3,236 769,262
Otis Worldwide Corp. ................ 24,915 1,951,094
PACCAR, Inc. ..................... 20,629 2,041,652
Parker-Hannifin Corp. ................ 7,638 2,222,658
Pentair plc ....................... 9,864 443,683
Snap-on, Inc.
(b)
.................... 3,143 718,144
Stanley Black & Decker, Inc. ........... 8,647 649,563
Westinghouse Air Brake Technologies Corp. . 10,822 1,080,144
Xylem, Inc. ....................... 10,709 1,184,094
35,968,078
Media — 0.8%
Charter Communications, Inc., Class A
(a)
... 6,391 2,167,188
Comcast Corp., Class A .............. 256,659 8,975,365
DISH Network Corp., Class A
(a)
......... 15,324 215,149
Fox Corp., Class A .................. 18,315 556,227
Fox Corp., Class B .................. 8,161 232,180
Interpublic Group of Cos., Inc. (The) ...... 23,129 770,427
News Corp., Class A ................. 22,854 415,943
News Corp., Class B ................ 7,277 134,188
Omnicom Group, Inc.
(b)
............... 12,235 998,009
Paramount Global, Class B
(b)
........... 30,386 512,916
14,977,592
Metals & Mining — 0.4%
Freeport-McMoRan, Inc. .............. 84,764 3,221,032
Newmont Corp. .................... 47,257 2,230,531
Nucor Corp. ...................... 15,263 2,011,816
Steel Dynamics, Inc. ................. 9,923 969,477
8,432,856
Multiline Retail — 0.5%
Dollar General Corp. ................ 13,502 3,324,867
Dollar Tree, Inc.
(a)
................... 12,572 1,778,184
Target Corp. ...................... 27,526 4,102,475
9,205,526
Multi-Utilities — 0.9%
Ameren Corp. ..................... 15,375 1,367,145
CenterPoint Energy, Inc. .............. 37,612 1,127,984
CMS Energy Corp. .................. 17,294 1,095,229
Consolidated Edison, Inc. ............. 21,086 2,009,707
Dominion Energy, Inc. ................ 49,422 3,030,557
DTE Energy Co. ................... 11,542 1,356,531
NiSource, Inc. ..................... 23,929 656,133
Public Service Enterprise Group, Inc. ..... 29,732 1,821,680
Sempra Energy .................... 18,619 2,877,380
WEC Energy Group, Inc. .............. 18,644 1,748,061
17,090,407
Oil, Gas & Consumable Fuels — 4.8%
APA Corp. ....................... 19,216 897,003
Chevron Corp. ..................... 105,839 18,997,042
ConocoPhillips .................... 74,135 8,747,930
Coterra Energy, Inc. ................. 46,920 1,152,824
Devon Energy Corp. ................. 38,844 2,389,295
Diamondback Energy, Inc. ............. 10,574 1,446,312
EOG Resources, Inc. ................ 34,791 4,506,130
EQT Corp. ....................... 21,737 735,363

2022
BlackRock Annual Report to Shareholders
BlackRock S&P 500 Index V.I. Fund
10
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp. .................. 245,018 $ 27,025,485
Hess Corp. ....................... 16,542 2,345,987
Kinder Morgan, Inc. ................. 118,245 2,137,870
Marathon Oil Corp. .................. 37,783 1,022,786
Marathon Petroleum Corp. ............ 27,883 3,245,302
Occidental Petroleum Corp.
(b)
........... 43,261 2,725,010
ONEOK, Inc. ...................... 26,567 1,745,452
Phillips 66 ........................ 28,492 2,965,447
Pioneer Natural Resources Co. ......... 14,210 3,245,422
Targa Resources Corp. ............... 13,360 981,960
Valero Energy Corp. ................. 22,937 2,909,788
Williams Cos., Inc. (The) .............. 72,058 2,370,708
91,593,116
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A .... 13,794 3,422,429
Pharmaceuticals — 4.9%
Bristol-Myers Squibb Co. .............. 126,760 9,120,382
Catalent, Inc.
(a)
.................... 10,453 470,490
Eli Lilly & Co. ..................... 46,818 17,127,897
Johnson & Johnson ................. 155,549 27,477,731
Merck & Co., Inc. ................... 150,389 16,685,660
Organon & Co.
(b)
................... 15,339 428,418
Pfizer, Inc. ....................... 333,179 17,072,092
Viatris, Inc. ....................... 72,888 811,243
Zoetis, Inc., Class A ................. 27,773 4,070,133
93,264,046
Professional Services — 0.4%
CoStar Group, Inc.
(a)
................. 23,573 1,821,722
Equifax, Inc.
(b)
..................... 7,252 1,409,499
Jacobs Solutions, Inc. ................ 7,630 916,134
Leidos Holdings, Inc. ................ 8,074 849,304
Robert Half International, Inc. ........... 6,458 476,794
Verisk Analytics, Inc. ................. 9,327 1,645,469
7,118,922
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A
(a)
........... 19,062 1,467,012
Road & Rail — 0.9%
CSX Corp. ....................... 125,083 3,875,071
JB Hunt Transport Services, Inc. ........ 4,967 866,046
Norfolk Southern Corp. ............... 13,774 3,394,189
Old Dominion Freight Line, Inc. ......... 5,426 1,539,790
Union Pacific Corp. ................. 36,578 7,574,207
17,249,303
Semiconductors & Semiconductor Equipment — 5.1%
Advanced Micro Devices, Inc.
(a)(b)
........ 95,835 6,207,233
Analog Devices, Inc. ................. 30,858 5,061,638
Applied Materials, Inc.
(b)
.............. 51,645 5,029,190
Broadcom, Inc. .................... 23,973 13,404,023
Enphase Energy, Inc.
(a)
............... 8,060 2,135,578
First Solar, Inc.
(a)
................... 5,899 883,611
Intel Corp. ....................... 243,754 6,442,418
KLA Corp. ........................ 8,403 3,168,183
Lam Research Corp. ................ 8,132 3,417,880
Microchip Technology, Inc. ............. 32,673 2,295,278
Micron Technology, Inc. ............... 65,345 3,265,943
Monolithic Power Systems, Inc.
(b)
........ 2,621 926,812
NVIDIA Corp. ..................... 148,143 21,649,618
NXP Semiconductors NV ............. 15,417 2,436,349
ON Semiconductor Corp.
(a)
............ 25,717 1,603,969
Qorvo, Inc.
(a)
...................... 6,210 562,874
QUALCOMM, Inc.
(b)
................. 66,667 7,329,370
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Skyworks Solutions, Inc. .............. 9,523 $ 867,831
SolarEdge Technologies, Inc.
(a)
.......... 3,284 930,259
Teradyne, Inc. ..................... 9,214 804,843
Texas Instruments, Inc. ............... 54,242 8,961,863
97,384,763
Software — 8.3%
Adobe, Inc.
(a)
...................... 27,783 9,349,813
ANSYS, Inc.
(a)
..................... 5,160 1,246,604
Autodesk, Inc.
(a)
.................... 12,918 2,413,987
Cadence Design Systems, Inc.
(a)
........ 16,213 2,604,456
Ceridian HCM Holding, Inc.
(a)
........... 9,210 590,822
Fortinet, Inc.
(a)
..................... 39,008 1,907,101
Gen Digital, Inc. .................... 35,298 756,436
Intuit, Inc. ........................ 16,746 6,517,878
Microsoft Corp. .................... 443,504 106,361,129
Oracle Corp. ...................... 91,433 7,473,733
Paycom Software, Inc.
(a)(b)
............. 2,863 888,418
PTC, Inc.
(a)
....................... 6,211 745,569
Roper Technologies, Inc. .............. 6,290 2,717,846
Salesforce, Inc.
(a)
................... 59,068 7,831,826
ServiceNow, Inc.
(a)(b)
................. 11,992 4,656,134
Synopsys, Inc.
(a)
................... 9,102 2,906,178
Tyler Technologies, Inc.
(a)(b)
............ 2,471 796,675
159,764,605
Specialty Retail — 2.4%
Advance Auto Parts, Inc. .............. 3,654 537,248
AutoZone, Inc.
(a)
................... 1,129 2,784,317
Bath & Body Works, Inc. .............. 13,738 578,919
Best Buy Co., Inc. .................. 11,975 960,515
CarMax, Inc.
(a)(b)
.................... 9,571 582,778
Home Depot, Inc. (The) .............. 61,013 19,271,566
Lowe's Cos., Inc. ................... 36,929 7,357,734
O'Reilly Automotive, Inc.
(a)
............. 3,723 3,142,324
Ross Stores, Inc. ................... 20,773 2,411,122
TJX Cos., Inc. (The) ................. 69,554 5,536,498
Tractor Supply Co. .................. 6,569 1,477,828
Ulta Beauty, Inc.
(a)
.................. 3,064 1,437,231
46,078,080
Technology Hardware, Storage & Peripherals — 6.3%
Apple, Inc. ....................... 889,666 115,594,303
Hewlett Packard Enterprise Co. ......... 76,707 1,224,244
HP, Inc. ......................... 54,108 1,453,882
NetApp, Inc. ...................... 12,914 775,615
Seagate Technology Holdings plc
(b)
....... 11,527 606,435
Western Digital Corp.
(a)
............... 18,442 581,845
120,236,324
Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class B ................. 75,017 8,777,739
Ralph Lauren Corp., Class A
(b)
.......... 2,572 271,783
Tapestry, Inc. ...................... 14,840 565,107
VF Corp.
(b)
....................... 19,545 539,638
10,154,267
Tobacco — 0.7%
Altria Group, Inc. ................... 106,906 4,886,673
Philip Morris International, Inc. .......... 92,026 9,313,952
14,200,625
Trading Companies & Distributors — 0.2%
Fastenal Co. ...................... 34,020 1,609,826
United Rentals, Inc.
(a)
................ 4,155 1,476,770
WW Grainger, Inc. .................. 2,690 1,496,313
4,582,909

BlackRock S&P 500 Index V.I. Fund
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Water Utilities — 0.1%
American Water Works Co., Inc.
(b)
........ 10,725 $ 1,634,704
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc.
(a)
.................. 35,734 5,002,760
Total Long-Term Investments — 99.7%
(Cost: $807,539,788) ............................. 1,911,754,429
Short-Term Securities
Money Market Funds — 1.6%
(c)(d)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.03% ................... 5,778,012 5,778,012
SL Liquidity Series, LLC, Money Market Series,
4.49%
(e)
....................... 25,461,680 25,459,134
Total Short-Term Securities — 1.6%
(Cost: $31,236,087) .............................. 31,237,146
Total Investments — 101.3%
(Cost: $838,775,875 ) ............................. 1,942,991,575
Liabilities in Excess of Other Assets — (1.3)% ............ (25,705,133)
Net Assets — 100.0% ..............................
$ 1,917,286,442
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/21
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/22
Shares
Held at
12/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 5,530,497 $ 247,515
(a)
$ — $ — $ — $ 5,778,012 5,778,012 $ 87,291 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 18,138,902 7,331,030
(a)
— (11,856) 1,058 25,459,134 25,461,680 81,945
(b)
—
BlackRock, Inc. ............ 8,102,706 299,586 (267,800) 191,369 (1,982,914) 6,342,947 8,951 170,649 —
$ 179,513 $ (1,981,856) $ 37,580,093 $ 339,885 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2022
BlackRock Annual Report to Shareholders
BlackRock S&P 500 Index V.I. Fund
12
Schedule of Investments
(continued)
December 31, 2022
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ...................................................... 38 03/17/23 $ 7,336 $ (93,276)
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 93,276 $ — $ — $ — $ 93,276
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended December 31, 2022, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (2,326,167) $ — $ — $ — $ (2,326,167)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (171,481) $ — $ — $ — $ (171,481)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 7,678,728

BlackRock S&P 500 Index V.I. Fund
Schedule of Investments
13
Schedule of Investments
(continued)
December 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,911,754,429 $ — $ — $ 1,911,754,429
Short-Term Securities
Money Market Funds ...................................... 5,778,012 — — 5,778,012
$ 1,917,532,441 $ — $ — $ 1,917,532,441
Investments valued at NAV
(a)
...................................... 25,459,134
$ —
$ 1,942,991,575
$ —
Derivative Financial Instruments
(b)
Liabilities
Equity contracts ........................................... $ (93,276) $ — $ — $ (93,276)
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities

December 31, 2022
2022
BlackRock Annual Report to Shareholders
14
BlackRock S&P
500 Index V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 1,905,411,482
Investments, at value — affiliated
(c)
.......................................................................................... 37,580,093
Cash ............................................................................................................. 773
Cash pledged: –
Futures contracts .................................................................................................... 386,000
Foreign currency, at value
(d)
............................................................................................... 100
Receivables: –
Securities lending income — affiliated ...................................................................................... 6,801
Capital shares sold ................................................................................................... 491,819
Dividends — unaffiliated ............................................................................................... 1,665,658
Dividends — affiliated ................................................................................................. 17,539
Prepaid expenses ..................................................................................................... 23,933
Total assets .........................................................................................................
1,945,584,198
LIABILITIES
Collateral on securities loaned ............................................................................................. 25,573,515
Payables: –
Capital shares redeemed ............................................................................................... 1,772,052
Distribution fees ..................................................................................................... 39,174
Investment advisory fees .............................................................................................. 116,425
Directors' and Officer's fees ............................................................................................. 1,389
Printing and postage fees .............................................................................................. 211,129
Professional fees .................................................................................................... 86,272
Transfer agent fees .................................................................................................. 339,043
Variation margin on futures contracts ....................................................................................... 19,463
Other accrued expenses ............................................................................................... 139,294
Total liabilities ........................................................................................................
28,297,756
NET ASSETS ........................................................................................................
$ 1,917,286,442
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 824,410,745
Accumulated earnings .................................................................................................. 1,092,875,697
NET ASSETS ........................................................................................................
$ 1,917,286,442
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 804,638,763
(b)
  Securities loaned, at value .............................................................................................. $ 24,942,344
(c)
  Investments, at cost — affiliated .......................................................................................... $ 34,137,112
(d)
  Foreign currency, at cost ............................................................................................... $ 100
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2022
15
Financial Statements
See notes to financial statements.
BlackRock S&P
500 Index V.I.
Fund
NET ASSET VALUE
Class I
Net assets ..........................................................................................................
$ 1,704,054,602
Shares outstanding ...................................................................................................
69,041,151
Net asset value ......................................................................................................
$ 24.68
Shares authorized ....................................................................................................
300 million
Par value ..........................................................................................................
$ 0.10
Class II
Net assets ..........................................................................................................
$ 10,411,387
Shares outstanding ...................................................................................................
427,355
Net asset value ......................................................................................................
$ 24.36
Shares authorized ....................................................................................................
100 million
Par value ..........................................................................................................
$ 0.10
Class III
Net assets ..........................................................................................................
$ 202,820,453
Shares outstanding ...................................................................................................
8,315,463
Net asset value ......................................................................................................
$ 24.39
Shares authorized ....................................................................................................
100 million
Par value ..........................................................................................................
$ 0.10

Statement of Operations

Year Ended December 31, 2022
2022
BlackRock Annual Report to Shareholders
16
BlackRock S&P
500 Index V.I.
Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 33,779,694
Dividends — affiliated ................................................................................................. 257,940
Securities lending income — affiliated — net ................................................................................. 81,945
Foreign taxes withheld ................................................................................................ (8,053)
Total investment income .................................................................................................
34,111,526
EXPENSES
Investment advisory .................................................................................................. 1,474,732
Transfer agent — class specific .......................................................................................... 1,036,189
Distribution — class specific ............................................................................................ 587,889
Printing and postage ................................................................................................. 165,409
Accounting services .................................................................................................. 151,931
Transfer agent ...................................................................................................... 44,044
Professional ....................................................................................................... 43,089
Custodian ......................................................................................................... 37,582
Directors and Officer ................................................................................................. 19,876
Miscellaneous ...................................................................................................... 6,912
Total expenses .......................................................................................................
3,567,653
Less: –
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (42,774)
Fees waived and/or reimbursed by the Manager ............................................................................... (3,637)
Total expenses after fees waived and/or reimbursed ..............................................................................
3,521,242
Net investment income ..................................................................................................
30,590,284
REALIZED AND UNREALIZED GAIN (LOSS) $ (480,488,656)
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 100,329,285
Investments — affiliated ............................................................................................. 179,513
Futures contracts .................................................................................................. (2,326,167)
A
98,182,631
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... (576,517,950)
Investments — affiliated ............................................................................................. (1,981,856)
Futures contracts .................................................................................................. (171,481)
A
(578,671,287)
Net realized and unrealized loss ............................................................................................
(480,488,656)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ (449,898,372)
See notes to financial statements.

Statements of Changes in Net Assets
17
Financial Statements
BlackRock S&P 500 Index V.I. Fund
Year Ended 12/31/22 Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 30,590,284  $ 29,207,350
Net realized gain .................................................................................. 98,182,631  145,915,667
Net change in unrealized appreciation (depreciation) .......................................................... (578,671,287) 407,050,268
Net increase (decrease) in net assets resulting from operations ..................................................... (449,898,372) 582,173,285
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ (110,562,048) (175,702,697)
  Class II ....................................................................................... (641,014) (900,439)
  Class III ....................................................................................... (12,762,094) (22,431,071)
Decrease in net assets resulting from distributions to shareholders ................................................... (123,965,156) (199,034,207)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (19,914,425) (8,980,259)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (593,777,953) 374,158,819
Beginning of year .................................................................................... 2,511,064,395  2,136,905,576
End of year ........................................................................................
$ 1,917,286,442  $ 2,511,064,395
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders
18
BlackRock S&P 500 Index V.I. Fund
Class I
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of year ..................................
$ 32.25  $ 27.28  $ 24.94  $ 20.50  $ 22.82
Net investment income
(a)
........................................
0.41  0.40  0.43  0.45  0.44
Net realized and unrealized gain (loss) ...............................
(6.28) 7.28  4.05  5.94  (1.51)
Net increase (decrease) from investment operations ....................... (5.87) 7.68  4.48  6.39  (1.07)
Distributions
(b)
– – – – –
From net investment income .....................................
(0.42) (0.41) (0.46) (0.54) (0.25)
From net realized gain ..........................................
(1.28) (2.30) (1.68) (1.41) (1.00)
Total distributions .............................................. (1.70) (2.71) (2.14) (1.95) (1.25)
Net asset value, end of year ...................................... $ 24.68  $ 32.25  $ 27.28  $ 24.94  $ 20.50
Total Return
(c)
— — — — —
Based on net asset value ......................................... (18.23)% 28.53% 18.24% 31.34% (4.61)%
Ratios to Average Net Assets
(d)
Total expenses ................................................
0.14% 0.14% 0.16% 0.15% 0.19%
(e)
Total expenses after fees waived and/or reimbursed .......................
0.14% 0.14% 0.15% 0.14% 0.16%
(e)
Net investment income ..........................................
1.48% 1.28% 1.73% 1.90% 1.88%
Supplemental Data
Net assets, end of year (000) ....................................... $ 1,704,055  $ 2,218,337  $ 1,857,885  $ 1,709,703  $ 1,412,400
Portfolio turnover rate ............................................ 2% 3% 4% 3% 5%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes reorganization costs associated with the Fund's reorganization.  Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.18%
and 0.15%, respectively.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
19
Financial Highlights
BlackRock S&P 500 Index V.I. Fund
Class II
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of year ..................................
$ 31.86  $ 26.98  $ 24.70  $ 20.32  $ 22.63
Net investment income
(a)
........................................
0.37  0.35  0.39  0.41  0.38
Net realized and unrealized gain (loss) ...............................
(6.21) 7.20  3.99  5.89  (1.47)
Net increase (decrease) from investment operations ....................... (5.84) 7.55  4.38  6.30  (1.09)
Distributions
(b)
– – – – –
From net investment income .....................................
(0.38) (0.37) (0.42) (0.51) (0.22)
From net realized gain ..........................................
(1.28) (2.30) (1.68) (1.41) (1.00)
Total distributions .............................................. (1.66) (2.67) (2.10) (1.92) (1.22)
Net asset value, end of year ...................................... $ 24.36  $ 31.86  $ 26.98  $ 24.70  $ 20.32
Total Return
(c)
— — — — —
Based on net asset value ......................................... (18.36)% 28.34% 18.03% 31.17% (4.74)%
Ratios to Average Net Assets
(d)
Total expenses ................................................
0.29% 0.29% 0.31% 0.31% 0.40%
(e)
Total expenses after fees waived and/or reimbursed .......................
0.29% 0.29% 0.30% 0.30% 0.33%
(e)
Net investment income ..........................................
1.33% 1.13% 1.60% 1.74% 1.64%
Supplemental Data
Net assets, end of year (000) ....................................... $ 10,411  $ 11,633  $ 9,215  $ 7,979  $ 4,485
Portfolio turnover rate ............................................ 2% 3% 4% 3% 5%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes reorganization costs associated with the Fund's reorganization.  Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.39%
and 0.33%, respectively.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders
20
BlackRock S&P 500 Index V.I. Fund
Class III
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Period from
02/14/18
(a)
to 12/31/18
Net asset value, beginning of period ..............................
$ 31.88  $ 26.99  $ 24.70  $ 20.32  $ 22.88
Net investment income
(b)
......................................
0.34  0.31  0.36  0.39  0.34
Net realized and unrealized gain (loss) .............................
(6.21) 7.21  4.00  5.87  (1.69)
Net increase (decrease) from investment operations ..................... (5.87) 7.52  4.36  6.26  (1.35)
Distributions
(c)
– – – – –
From net investment income ...................................
(0.34) (0.33) (0.39) (0.47) (0.21)
From net realized gain ........................................
(1.28) (2.30) (1.68) (1.41) (1.00)
Total distributions ............................................ (1.62) (2.63) (2.07) (1.88) (1.21)
Net asset value, end of period ................................... $ 24.39  $ 31.88  $ 26.99  $ 24.70  $ 20.32
Total Return
(d)
— — — — —
Based on net asset value ....................................... (18.42)% 28.23% 17.92% 30.97% (5.82)%
(e)
Ratios to Average Net Assets
(f)
Total expenses ..............................................
0.39% 0.39% 0.41% 0.44% 0.38%
(g)(h)
Total expenses after fees waived and/or reimbursed .....................
0.39% 0.39% 0.40% 0.40% 0.36%
(g)(h)
Net investment income ........................................
1.23% 1.03% 1.49% 1.65% 1.64%
(g)
Supplemental Data
Net assets, end of period (000) ................................... $ 202,820  $ 281,094  $ 269,805  $ 298,712  $ 319,453
Portfolio turnover rate .......................................... 2% 3% 4% 3% 5%
(i)
(a)
Recommencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes reorganization costs associated with the Fund's reorganization.  Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.37%
and 0.35%, respectively.
(i)
Portfolio turnover rate is representative of the portfolio for the entire year.
See notes to financial statements.

Notes to Financial Statements
21
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock S&P 500 Index
V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I, Class II and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class II and Class III
Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2022 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
22
primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange ("NYSE"). Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The
Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2022, certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the

Notes to Financial Statements
(continued)
23
Notes to Financial Statements
value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to 0.07% of the average daily value of the Fund’s net assets.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
(b)
Barclays Capital, Inc. .............................. $ 2,831,675 $ (2,831,675) $ — $ —
Citigroup Global Markets, Inc. ........................ 10,571,307 (10,571,307) — —
Credit Suisse Securities (USA) LLC .................... 34,287 (34,287) — —
Goldman Sachs & Co. LLC .......................... 8,901,709 (8,901,709) — —
J.P. Morgan Securities LLC .......................... 1,073,729 (1,073,729) — —
National Financial Services LLC ....................... 115,560 (115,560) — —
State Street Bank & Trust Co. ........................ 3,408 (3,408) — —
Toronto-Dominion Bank ............................ 202,833 (200,692) — 2,141
UBS Securities LLC ............................... 1,207,836 (1,207,836) — —
$ 24,942,344 $ (24,940,203) $ — $ 2,141
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of December 31, 2022. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
24
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2022, the following table shows the class specific distribution fees borne directly by each share class of the Fund:
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the year ended December 31, 2022 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 202 3 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year  ended December 31, 2022 , the amount waived was $3,637.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2022, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager – class specific in the Statement of Operations. For the year ended December 31, 2022, class specific expense reimbursements were as follows:
Share Class Distribution Fees
Class II ............................................................................................................... 0.15%
Class III ............................................................................................................... 0.25
Share Class
Distribution
Fees
Class II ......................................................................................................... $ 15,537
Class III ......................................................................................................... 572,352
$ 587,889
Class I Class II Class III Total
Transfer agent fees - class specific ....................................................... $ 916,638 $ 5,326 $ 114,225 $ 1,036,189
Class I ................................................................................................................
0.05%
Class II ...............................................................................................................
0.05
Class III ...............................................................................................................
0.05
Fund Name/Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
BlackRock S&P 500 Index V.I. Fund
Class I ....................................................................................................... $ 6,367
Class II ...................................................................................................... 168
Class III ...................................................................................................... 1,557
$ 8,092

Notes to Financial Statements
(continued)
25
Notes to Financial Statements
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2022, the Manager waived and/or reimbursed $34,682, which is included in transfer agent fees reimbursed by the Manager — class specific in the Statement of Operations.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2022, the Fund paid BIM $19,064 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2022, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the year ended December 31, 2022, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the year ended December 31, 2022, purchases and sales of investments, excluding short-term securities, were $38,920,499 and $156,853,533, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Class I Class II Class III
Expense Limitations ................................................................. 0.15% 0.30% 0.40%
Purchases ............................................................................................................... $ 17,934,134
Sales ................................................................................................................... 8,214,656
Net Realized Gain .......................................................................................................... 3,515,093

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
26
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
The tax character of distributions paid was as follows:
As of December 31, 2022, the tax components of accumulated earnings (loss) were as follows:
(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the timing and recognition of partnership income and the characterization of corporate actions.
(b)
The Fund has elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.
As of December 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), are a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum,
(b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple
Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2022, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Manager uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. The Manager does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by the Manager.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen.
An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Fund Name
Year Ended
12/31/22
Year Ended
12/31/21
BlackRock S&P 500 Index V.I. Fund
Ordinary income ........................................................................................... $ 30,000,014 $ 30,178,357
Long-term capital gains ...................................................................................... 93,965,142 168,855,850
$ 123,965,156 $ 199,034,207
Fund Name
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Net Unrealized
Gains (Losses)
(a)
Qualified
Late-year Losses
(b)
Total
BlackRock S&P 500 Index V.I. Fund ................................. $ 156,982 $ 13,992,946 $ 1,078,864,430 $ (138,661) $ 1,092,875,697
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock S&P 500 Index V.I. Fund ..................................... $ 864,607,354 $ 1,142,177,951 $ (63,793,729) $ 1,078,384,222

Notes to Financial Statements
(continued)
27
Notes to Financial Statements
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
28
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
As of December 31, 2022, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 437 Class III Shares of the Fund.
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/22
Year Ended
12/31/21
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock S&P 500 Index V.I. Fund
Class I
Shares sold .............................................
1,897,087 $ 53,168,227 1,410,973 $ 43,517,604
Shares issued in reinvestment of distributions ........................
4,451,316 110,562,048 5,571,052 175,702,697
Shares redeemed .........................................
(6,095,843) (169,386,601) (6,304,444) (194,352,788)
252,560 $ (5,656,326) 677,581 $ 24,867,513
Class II
Shares sold .............................................
95,292 $ 2,575,434 21,440 $ 673,154
Shares issued in reinvestment of distributions ........................
26,151 641,014 28,899 900,439
Shares redeemed .........................................
(59,245) (1,665,390) (26,760) (823,114)
62,198 $ 1,551,058 23,579 $ 750,479
Class III
Shares sold .............................................
962,446 $ 26,299,385 645,372 $ 19,982,254
Shares issued in reinvestment of distributions ........................
519,793 12,761,386 719,558 22,429,920
Shares redeemed .........................................
(1,983,232) (54,869,928) (2,543,321) (77,010,425)
(500,993) $ (15,809,157) (1,178,391) $ (34,598,251)
(186,235) $ (19,914,425) (477,231) $ (8,980,259)

Report of Independent Registered Public Accounting Firm
29
Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock S&P 500 Index V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock S&P 500 Index V.I. Fund of BlackRock Variable Series Funds, Inc. (the “Fund”), including the schedule of investments, as of December 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2022, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 14, 2023
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in this Report
2022
BlackRock Annual Report to Shareholders
30
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
S&P Standard & Poor's

December 31, 2022
Not FDIC Insured - May Lose Value - No Bank Guarantee
2022 Annual Report
BlackRock Variable Series Funds, Inc.
BlackRock Small Cap Index V.I. Fund

Fund Summary
as of December 31, 2022
2022
BlackRock Annual Report to Shareholders
2
BlackRock Small Cap Index V.I. Fund
Investment Objective
BlackRock Small Cap Index V.I. Fund’s (the “Fund”) investment objective is to seek to match the performance of the Russell 2000
®
Index (the “Russell 2000” or the
“Underlying Index”) as closely as possible before the deduction of Fund expenses.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2022, the Fund’s Class I and Class III Shares returned (20.46)% and (20.63)%, respectively. The Russell 2000
®
Index returned
(20.44)% for the same period. The Russell 2000
®
Index is a subset of the Russell 3000
®
Index representing approximately 10% of the total market capitalization of that index.
It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.
Describe the market environment.
Geopolitical tension after the Russian invasion of Ukraine in February 2022 fueled existing concerns over rising inflation, interest rate hikes, and rallying commodity prices.
On the other hand, economic data in the United States remained strong with robust employment numbers and corporate earnings results. This provided comfort to investors but added to U.S. policy makers challenges. Investors were concerned that the Fed may dampen growth in an effort to get inflation under control.
Commodity prices spiked in the first quarter of 2022 and pushed expectations for a higher inflation rate. The Fed hiked the interest rate by 25 basis points and signaled hikes at all six-remaining meetings for the year in efforts to tackle the highest inflation rate in four decades.
Concerns about high inflation, growth outlook and recession fears increased in the United States during the second quarter. While the unemployment rate remained low and wage growth strong, consumer sentiment went down as consumers struggled with higher prices and borrowing costs. The increased expectation of an interest rate hike weighed down on U.S. equity market valuations.
As the Fed continued to grapple with inflation, their messaging evolved over the second quarter of 2022. Initially, Chairman Jerome Powell adopted a more hawkish tone stating that they would not hesitate to raise interest rates beyond neutral to achieve its inflation target and would be willing to accept an increase in unemployment rate. But as risks to growth increased over the quarter and recession fears intensified, the number and magnitude of future rate hikes beyond July 2022 remained unclear.
The U.S. equity market rallied in July 2022 on the back of softened tone from the Fed signaling slower rate rise in 2023. However, the Fed’s hawkish tone later in the quarter at the Jackson Hole conference reaffirmed its commitment to fighting inflation. In their battle against high inflation rate, the U.S. congress passed a new bill which aimed to reduce inflation by curbing the deficit.
U.S. economic data showed a decline in growth over the first two quarters of the year, but other economic data released over the quarter highlighted the resilience of the U.S.
economy. The labor market added 315,000 payroll jobs across the economy generating considerable household income gains.
The U.S. equity market rallied over the fourth quarter, despite tighter monetary policy. It posted positive returns in October and November 2022 while contractionary monetary policy targeted a higher inflation rate. The Fed reiterated its plan in December 2022 to continue tightening monetary policy as inflation remained well above target. Market performance dampened in December 2022.
Describe recent portfolio activity.
During the 12-month period, as changes were made to the composition of the Russell 2000
®
Index, the Fund purchased and sold securities to maintain its objective of seeking to match the risks and return of the benchmark index.
Describe portfolio positioning at period end.
The Fund remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2022 (continued)
3
Fund Summary
BlackRock Small Cap Index V.I. Fund
GROWTH OF $10,000 INVESTMENT
(a)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance-related fees and expenses. The returns for Class III Shares prior to February 9, 2021, the commencement of operations of Class III Shares, are based upon the performance of the Fund’s Class I Shares, as adjusted to reflect the distribution (12b-1)
fees applicable to Class III Shares.
(b)
Under normal circumstances, the Fund will invest at least 90% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Russell 2000. On October 29, 2018, the Fund acquired all of the assets and assumed certain stated liabilities of the Small Cap Equity Index Fund (the “Predecessor
Fund”), a series of State Farm Variable Product Trust, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the
Reorganization; accordingly, the Fund assumed the performance and financial history of the Predecessor Fund upon completion of the Reorganization.
(c)
An index that measures the performance of the small-cap segment of the US equity universe. It is a subset of the Russell 3000
®
Index representing approximately 10% of the total market
capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

Fund Summary
as of December 31, 2022 (continued)
2022
BlackRock Annual Report to Shareholders
4
BlackRock Small Cap Index V.I. Fund
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
Class I
(b) (c)
............................................................................. (20.46)% 3.98% 8.74%
Class III
(b) (c)(d)
........................................................................... (20.63) 3.72 8.47
Russell 2000
®
Index ..................................................................... (20.44) 4.13 9.01
(a)
For a portion of the period, the Fund's investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund's performance would have been lower.
(b)
Average annual total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns.
(c)
On October 29, 2018, the Fund acquired all of the assets and assumed certain stated liabilities of the Predecessor Fund, a series of State Farm Variable Product Trust, through the
Reorganization. The Predecessor Fund is the performance and accounting survivor of the Reorganization; accordingly, the Fund assumed the performance and financial history of the
Predecessor Fund upon completion of the Reorganization.
(d)
The returns for Class III Shares prior to February 9, 2021, the commencement of operations of Class III Shares, are based upon the performance of the Fund’s Class I Shares, as adjusted to reflect the distribution (12b-1) fees applicable to Class III Shares.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(07/01/22)
Ending
Account Value
(12/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(07/01/22)
Ending
Account Value
(12/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,039.90 $ 1.08 $ 1,000.00 $ 1,024.15 $ 1.07 0.21%
Class III .................................. 1,000.00 1,037.40 2.36 1,000.00 1,022.89 2.35 0.46
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
SECTOR ALLOCATION
Sector
(a)
Percent of
Net Assets
Health Care ..................................... 17.0%
Financials ....................................... 17.0
Industrials ....................................... 15.5
Information Technology .............................. 12.6
Consumer Discretionary ............................. 10.4
Energy ......................................... 6.7
Real Estate ...................................... 6.3
Materials ....................................... 4.2
Consumer Staples ................................. 3.6
Utilities ......................................... 3.5
Communication Services ............................. 2.5
Short-Term Securities ............................... 15.8
Liabilities in Excess of Other Assets ..................... (15.1)
(a)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Disclosure of Expenses
5
Disclosure of Expenses / Derivative Financial Instruments
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the
Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.  The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2022
BlackRock Annual Report to Shareholders
BlackRock Small Cap Index V.I. Fund
6
(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2022
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.0%
AAR Corp.
(a)
...................... 4,132 $ 185,527
Aerojet Rocketdyne Holdings, Inc.
(a)
...... 9,592 536,481
AeroVironment, Inc.
(a)
................ 3,020 258,693
AerSale Corp.
(a)
.................... 2,443 39,625
Archer Aviation, Inc., Class A
(a)(b)
......... 17,101 31,979
Astra Space, Inc., Class A
(a)(b)
........... 16,705 7,247
Astronics Corp.
(a)
................... 3,107 32,002
Cadre Holdings, Inc. ................. 2,235 45,013
Ducommun, Inc.
(a)
.................. 1,391 69,494
Kaman Corp. ..................... 3,296 73,501
Kratos Defense & Security Solutions, Inc.
(a)
. 14,634 151,023
Maxar Technologies, Inc. .............. 8,938 462,452
Momentus, Inc., Class A
(a)
............. 6,329 4,936
Moog, Inc., Class A ................. 3,432 301,192
National Presto Industries, Inc. .......... 663 45,389
Park Aerospace Corp. ................ 2,528 33,901
Parsons Corp.
(a)
.................... 4,110 190,088
Redwire Corp.
(a)(b)
................... 2,246 4,447
Rocket Lab USA, Inc.
(a)(b)
.............. 26,530 100,018
Terran Orbital Corp.
(a)
................ 2,780 4,392
Triumph Group, Inc.
(a)
................ 7,498 78,879
V2X, Inc.
(a)
....................... 1,374 56,732
Virgin Galactic Holdings, Inc.
(a)(b)
......... 28,306 98,505
2,811,516
Air Freight & Logistics — 0.4%
Air Transport Services Group, Inc.
(a)
...... 7,111 184,744
Atlas Air Worldwide Holdings, Inc.
(a)
...... 3,346 337,277
Forward Air Corp. .................. 3,208 336,487
Hub Group, Inc., Class A
(a)
............. 3,885 308,818
Radiant Logistics, Inc.
(a)
.............. 4,387 22,330
1,189,656
Airlines — 0.3%
Allegiant Travel Co.
(a)(b)
............... 1,923 130,745
Blade Air Mobility, Inc., Class A
(a)
........ 6,516 23,327
Frontier Group Holdings, Inc.
(a)
.......... 4,300 44,161
Hawaiian Holdings, Inc.
(a)
............. 5,834 59,857
Joby Aviation, Inc., Class A
(a)(b)
.......... 30,967 103,739
SkyWest, Inc.
(a)(b)
................... 5,862 96,782
Spirit Airlines, Inc. .................. 12,996 253,162
Sun Country Airlines Holdings, Inc.
(a)(b)
..... 3,788 60,078
Wheels Up Experience, Inc., Class A
(a)(b)
... 18,479 19,033
790,884
Auto Components — 1.3%
Adient plc
(a)
....................... 11,512 399,351
American Axle & Manufacturing Holdings, Inc.
(a)
13,276 103,818
Dana, Inc. ........................ 15,524 234,878
Dorman Products, Inc.
(a)
.............. 3,234 261,534
Fox Factory Holding Corp.
(a)
............ 5,114 466,550
Gentherm, Inc.
(a)
................... 3,938 257,112
Goodyear Tire & Rubber Co. (The)
(a)
...... 33,857 343,649
Holley, Inc.
(a)
...................... 5,970 12,656
LCI Industries
(b)
.................... 3,042 281,233
Luminar Technologies, Inc., Class A
(a)
..... 29,604 146,540
Modine Manufacturing Co.
(a)
........... 6,092 120,987
Motorcar Parts of America, Inc.
(a)
........ 2,576 30,551
Patrick Industries, Inc. ............... 2,671 161,863
Solid Power, Inc., Class A
(a)(b)
........... 15,289 38,834
Standard Motor Products, Inc. .......... 2,423 84,320
Stoneridge, Inc.
(a)
................... 3,103 66,901
Visteon Corp.
(a)
.................... 3,376 441,682
Security
Shares
Shares Value
Auto Components (continued)
XPEL, Inc.
(a)(c)
..................... 2,626 $ 157,718
3,610,177
Automobiles — 0.2%
Canoo, Inc., Class A
(a)(b)
.............. 22,221 27,332
Cenntro Electric Group Ltd.
(a)(b)
.......... 21,369 9,402
Faraday Future Intelligent Electric, Inc.
(a)
... 27,557 8,000
Fisker, Inc., Class A
(a)(b)
............... 21,258 154,546
Lordstown Motors Corp., Class A
(a)(b)
...... 18,255 20,811
Mullen Automotive, Inc.
(a)(b)
............ 39,110 11,185
Winnebago Industries, Inc.
(b)
........... 3,648 192,249
Workhorse Group, Inc.
(a)
.............. 18,052 27,439
450,964
Banks — 9.8%
1st Source Corp. ................... 2,055 109,100
ACNB Corp.
(b)
..................... 981 39,054
Amalgamated Financial Corp. .......... 2,202 50,734
Amerant Bancorp, Inc., Class A ......... 3,520 94,477
American National Bankshares, Inc.
(b)
..... 1,408 51,997
Ameris Bancorp
(b)
................... 7,852 370,143
Arrow Financial Corp. ................ 1,823 61,800
Associated Banc-Corp. ............... 18,065 417,121
Atlantic Union Bankshares Corp.
(b)
....... 9,198 323,218
Banc of California, Inc. ............... 6,474 103,131
BancFirst Corp.
(b)
................... 2,370 208,987
Bancorp, Inc. (The)
(a)
................ 6,170 175,105
Bank First Corp. ................... 931 86,415
Bank of Marin Bancorp ............... 2,055 67,568
Bank of NT Butterfield & Son Ltd. (The) .... 5,965 177,817
BankUnited, Inc.
(b)
.................. 9,313 316,363
Bankwell Financial Group, Inc. .......... 654 19,247
Banner Corp. ..................... 4,086 258,235
Bar Harbor Bankshares .............. 1,956 62,670
BayCom Corp.
(b)
................... 1,492 28,318
BCB Bancorp, Inc. .................. 1,668 30,007
Berkshire Hills Bancorp, Inc.
(b)
.......... 5,072 151,653
Blue Ridge Bankshares, Inc. ........... 2,069 25,842
Brookline Bancorp, Inc.
(b)
.............. 8,874 125,567
Business First Bancshares, Inc.
(b)
........ 3,118 69,033
Byline Bancorp, Inc. ................. 3,175 72,930
Cadence Bank .................... 19,124 471,598
Cambridge Bancorp ................. 824 68,441
Camden National Corp. .............. 1,734 72,290
Capital Bancorp, Inc. ................ 1,075 25,305
Capital City Bank Group, Inc. ........... 1,779 57,817
Capstar Financial Holdings, Inc. ......... 2,443 43,143
Carter Bankshares, Inc.
(a)
............. 3,079 51,081
Cathay General Bancorp
(b)
............. 8,894 362,786
Central Pacific Financial Corp.
(b)
......... 3,251 65,930
Citizens & Northern Corp.
(b)
............ 1,779 40,668
City Holding Co.
(b)
.................. 1,731 161,139
Civista Bancshares, Inc. .............. 1,975 43,470
CNB Financial Corp. ................. 2,429 57,786
Coastal Financial Corp.
(a)
............. 1,325 62,964
Colony Bankcorp, Inc. ............... 1,900 24,111
Columbia Banking System, Inc.
(b)
........ 8,586 258,696
Community Bank System, Inc. .......... 6,039 380,155
Community Trust Bancorp, Inc. ......... 2,021 92,825
ConnectOne Bancorp, Inc. ............ 4,740 114,755
CrossFirst Bankshares, Inc.
(a)
........... 5,614 69,670
Customers Bancorp, Inc.
(a)
............. 3,518 99,700
CVB Financial Corp.
(b)
................ 15,419 397,039
Dime Community Bancshares, Inc. ....... 3,957 125,951
Eagle Bancorp, Inc. ................. 3,699 163,015
Eastern Bankshares, Inc.
(b)
............ 18,893 325,904

BlackRock Small Cap Index V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Shares
Shares Value
Banks (continued)
Enterprise Bancorp, Inc.
(b)
............. 1,148 $ 40,524
Enterprise Financial Services Corp.
(b)
..... 4,266 208,863
Equity Bancshares, Inc., Class A ........ 1,826 59,655
Esquire Financial Holdings, Inc. ......... 804 34,781
Farmers & Merchants Bancorp, Inc.
(b)
..... 1,698 46,152
Farmers National Banc Corp. ........... 3,945 55,703
FB Financial Corp. .................. 4,477 161,799
Financial Institutions, Inc. ............. 1,836 44,725
First Bancorp
(b)
.................... 4,057 173,802
First BanCorp ..................... 21,304 270,987
First Bancorp, Inc. (The) .............. 1,391 41,647
First Bancshares, Inc. (The) ............ 2,417 77,368
First Bank ........................ 2,185 30,066
First Busey Corp.
(b)
.................. 6,319 156,206
First Business Financial Services, Inc. ..... 1,154 42,179
First Commonwealth Financial Corp. ...... 9,378 131,011
First Community Bankshares, Inc. ....... 1,979 67,088
First Financial Bancorp ............... 10,809 261,902
First Financial Bankshares, Inc.
(b)
........ 15,641 538,050
First Financial Corp. ................. 1,440 66,355
First Foundation, Inc.
(b)
............... 6,329 90,695
First Guaranty Bancshares, Inc.
(b)
........ 704 16,509
First Internet Bancorp ................ 1,022 24,814
First Interstate BancSystem, Inc., Class A .. 10,776 416,492
First Merchants Corp. ................ 6,988 287,277
First Mid Bancshares, Inc. ............. 2,433 78,051
First of Long Island Corp. (The) ......... 2,616 47,088
First Western Financial, Inc.
(a)
.......... 917 25,814
Five Star Bancorp
(b)
................. 1,483 40,397
Flushing Financial Corp. .............. 3,731 72,307
Fulton Financial Corp. ................ 19,607 329,986
FVCBankcorp, Inc.
(a)(b)
............... 1,387 26,450
German American Bancorp, Inc.
(b)
........ 3,516 131,147
Glacier Bancorp, Inc. ................ 13,406 662,524
Great Southern Bancorp, Inc.
(b)
......... 1,246 74,125
Guaranty Bancshares, Inc. ............ 1,095 37,931
Hancock Whitney Corp. .............. 10,311 498,949
Hanmi Financial Corp. ............... 3,597 89,026
HarborOne Bancorp, Inc. ............. 5,296 73,614
HBT Financial, Inc.
(b)
................ 1,397 27,339
Heartland Financial USA, Inc.
(b)
......... 5,004 233,286
Heritage Commerce Corp. ............. 7,407 96,291
Heritage Financial Corp. .............. 4,119 126,206
Hilltop Holdings, Inc. ................. 6,199 186,032
Home BancShares, Inc.
(b)
............. 22,816 519,977
HomeStreet, Inc. ................... 2,077 57,284
HomeTrust Bancshares, Inc.
(b)
.......... 1,769 42,757
Hope Bancorp, Inc.
(b)
................ 13,842 177,316
Horizon Bancorp, Inc.
(b)
............... 5,134 77,421
Independent Bank Corp.
(b)
............. 5,345 451,278
Independent Bank Corp. .............. 2,494 59,657
Independent Bank Group, Inc.
(b)
......... 4,268 256,421
International Bancshares Corp. ......... 6,447 295,015
John Marshall Bancorp, Inc.
(b)
.......... 1,610 46,336
Lakeland Bancorp, Inc. ............... 7,789 137,164
Lakeland Financial Corp. .............. 2,815 205,411
Live Oak Bancshares, Inc. ............. 3,997 120,709
Macatawa Bank Corp. ............... 3,277 36,145
Mercantile Bank Corp.
(b)
.............. 2,049 68,601
Metrocity Bankshares, Inc.
(b)
........... 2,420 52,345
Metropolitan Bank Holding Corp.
(a)
....... 1,255 73,631
Mid Penn Bancorp, Inc. ............... 1,833 54,935
Midland States Bancorp, Inc. ........... 2,729 72,646
MidWestOne Financial Group, Inc. ....... 1,893 60,103
MVB Financial Corp. ................ 1,269 27,943
Security
Shares
Shares Value
Banks (continued)
National Bank Holdings Corp., Class A .... 3,603 $ 151,578
NBT Bancorp, Inc. .................. 4,818 209,198
Nicolet Bankshares, Inc.
(a)(b)
............ 1,485 118,488
Northeast Bank .................... 780 32,838
Northwest Bancshares, Inc.
(b)
........... 14,187 198,334
OceanFirst Financial Corp. ............ 7,176 152,490
OFG Bancorp ..................... 5,564 153,344
Old National Bancorp
(b)
............... 35,398 636,456
Old Second Bancorp, Inc. ............. 5,507 88,332
Origin Bancorp, Inc. ................. 2,773 101,769
Orrstown Financial Services, Inc. ........ 1,383 32,030
Pacific Premier Bancorp, Inc.
(b)
.......... 10,317 325,604
Park National Corp.
(b)
................ 1,727 243,075
Parke Bancorp, Inc. ................. 1,173 24,328
Pathward Financial, Inc.
(b)
............. 3,382 145,595
PCB Bancorp ..................... 1,351 23,899
PCSB Financial Corp. ................ 1,491 28,389
Peapack-Gladstone Financial Corp. ...... 2,078 77,343
Peoples Bancorp, Inc.
(b)
.............. 3,497 98,790
Peoples Financial Services Corp.
(b)
....... 912 47,278
Preferred Bank .................... 1,161 86,634
Premier Financial Corp. .............. 4,296 115,863
Primis Financial Corp. ................ 2,572 30,478
Professional Holding Corp., Class A
(a)
..... 1,793 49,738
QCR Holdings, Inc. ................. 1,964 97,493
RBB Bancorp ..................... 2,075 43,264
Red River Bancshares, Inc.
(b)
........... 655 33,444
Renasant Corp. .................... 6,498 244,260
Republic Bancorp, Inc., Class A ......... 1,050 42,966
Republic First Bancorp, Inc.
(a)
........... 5,329 11,457
S&T Bancorp, Inc. .................. 3,805 130,055
Sandy Spring Bancorp, Inc. ............ 5,362 188,903
Seacoast Banking Corp. of Florida
(b)
...... 6,501 202,766
ServisFirst Bancshares, Inc.
(b)
.......... 6,024 415,114
Shore Bancshares, Inc. ............... 2,531 44,115
Sierra Bancorp
(b)
................... 1,907 40,505
Silvergate Capital Corp., Class A
(a)
....... 3,893 67,738
Simmons First National Corp., Class A .... 14,164 305,659
SmartFinancial, Inc. ................. 1,999 54,972
South Plains Financial, Inc. ............ 1,349 37,138
Southern First Bancshares, Inc.
(a)
........ 985 45,064
Southside Bancshares, Inc. ............ 3,717 133,775
SouthState Corp. ................... 9,025 689,149
Stellar Bancorp, Inc.
(b)
................ 5,481 161,470
Stock Yards Bancorp, Inc.
(b)
............ 3,455 224,506
Summit Financial Group, Inc. ........... 1,531 38,107
Texas Capital Bancshares, Inc.
(a)(b)
....... 6,041 364,333
Third Coast Bancshares, Inc.
(a)
.......... 1,483 27,332
Tompkins Financial Corp. ............. 1,632 126,611
Towne Bank
(b)
..................... 8,117 250,328
TriCo Bancshares .................. 3,865 197,076
Triumph Financial, Inc.
(a)(b)
............. 2,770 135,370
Trustmark Corp. ................... 7,317 255,436
UMB Financial Corp. ................ 5,361 447,751
United Bankshares, Inc.
(b)
............. 15,585 631,037
United Community Banks, Inc. .......... 11,680 394,784
Unity Bancorp, Inc. .................. 817 22,329
Univest Financial Corp. ............... 3,673 95,975
USCB Financial Holdings, Inc.
(a)
......... 1,251 15,262
Valley National Bancorp
(b)
............. 52,384 592,463
Veritex Holdings, Inc. ................ 5,521 155,030
Washington Federal, Inc.
(b)
............ 7,854 263,502
Washington Trust Bancorp, Inc. ......... 2,172 102,475
WesBanco, Inc. .................... 7,039 260,302
West BanCorp, Inc. ................. 2,084 53,246

2022
BlackRock Annual Report to Shareholders
BlackRock Small Cap Index V.I. Fund
8
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Shares
Shares Value
Banks (continued)
Westamerica BanCorp ............... 3,052 $ 180,099
27,221,611
Beverages — 0.6%
Celsius Holdings, Inc.
(a)
............... 6,661 693,010
Coca-Cola Consolidated, Inc. ........... 560 286,922
Duckhorn Portfolio, Inc. (The)
(a)
......... 5,314 88,053
MGP Ingredients, Inc. ................ 1,707 181,591
National Beverage Corp.
(a)
............. 2,933 136,472
Primo Water Corp. .................. 19,047 295,990
Vintage Wine Estates, Inc.
(a)
........... 3,760 12,258
Vita Coco Co., Inc. (The)
(a)(b)
........... 3,237 44,735
1,739,031
Biotechnology — 7.3%
(a)
2seventy bio, Inc.
(b)
................. 4,340 40,666
4D Molecular Therapeutics, Inc. ......... 3,563 79,134
Aadi Bioscience, Inc. ................ 1,681 21,567
Absci Corp.
(b)
..................... 6,346 13,327
ACADIA Pharmaceuticals, Inc. .......... 14,786 235,393
Adicet Bio, Inc.
(b)
................... 3,229 28,867
ADMA Biologics, Inc.
(b)
............... 21,576 83,715
Aerovate Therapeutics, Inc. ............ 1,066 31,234
Affimed NV ....................... 17,247 21,386
Agenus, Inc. ...................... 35,292 84,701
Agios Pharmaceuticals, Inc. ............ 6,738 189,203
Akero Therapeutics, Inc. .............. 4,183 229,228
Albireo Pharma, Inc. ................. 2,149 46,440
Alector, Inc. ...................... 7,656 70,665
Alkermes plc ...................... 19,807 517,557
Allogene Therapeutics, Inc. ............ 9,252 58,195
Allovir, Inc. ....................... 3,659 18,771
Alpine Immune Sciences, Inc. .......... 2,266 16,655
ALX Oncology Holdings, Inc. ........... 2,617 29,494
Amicus Therapeutics, Inc. ............. 33,475 408,730
AnaptysBio, Inc.
(b)
.................. 2,588 80,202
Anavex Life Sciences Corp.
(b)
........... 8,432 78,080
Anika Therapeutics, Inc. .............. 1,826 54,050
Apellis Pharmaceuticals, Inc.
(b)
.......... 11,342 586,495
Arbutus Biopharma Corp.
(b)
............ 12,537 29,211
Arcellx, Inc. ....................... 3,467 107,408
Arcturus Therapeutics Holdings, Inc. ...... 3,027 51,338
Arcus Biosciences, Inc. ............... 6,257 129,395
Arcutis Biotherapeutics, Inc. ........... 4,802 71,070
Arrowhead Pharmaceuticals, Inc. ........ 12,373 501,849
Atara Biotherapeutics, Inc. ............. 10,470 34,342
Aura Biosciences, Inc. ............... 2,127 22,333
Aurinia Pharmaceuticals, Inc.
(b)
.......... 15,573 67,275
Avid Bioservices, Inc. ................ 7,426 102,256
Avidity Biosciences, Inc. .............. 6,509 144,435
Beam Therapeutics, Inc.
(b)
............. 7,675 300,169
BioCryst Pharmaceuticals, Inc. .......... 22,672 260,275
Biohaven Ltd.
(b)
.................... 7,602 105,516
Bioxcel Therapeutics, Inc. ............. 2,186 46,955
Bluebird Bio, Inc. ................... 10,045 69,511
Blueprint Medicines Corp. ............. 7,189 314,950
Bridgebio Pharma, Inc. ............... 12,399 94,480
C4 Therapeutics, Inc.
(b)
............... 5,036 29,712
CareDx, Inc. ...................... 5,969 68,106
Caribou Biosciences, Inc. ............. 6,657 41,806
Catalyst Pharmaceuticals, Inc. .......... 11,958 222,419
Celldex Therapeutics, Inc. ............. 5,598 249,503
Celularity, Inc., Class A ............... 7,955 10,262
Century Therapeutics, Inc. ............. 2,259 11,589
Cerevel Therapeutics Holdings, Inc. ...... 6,907 217,847
Chimerix, Inc. ..................... 8,662 16,111
Security
Shares
Shares Value
Biotechnology (continued)
Chinook Therapeutics, Inc. ............ 6,185 $ 162,047
Cogent Biosciences, Inc. .............. 7,540 87,162
Coherus Biosciences, Inc. ............. 8,697 68,880
Crinetics Pharmaceuticals, Inc. ......... 6,577 120,359
CTI BioPharma Corp.
(b)
............... 12,113 72,799
Cullinan Oncology, Inc. ............... 3,673 38,750
Cytokinetics, Inc.
(b)
.................. 9,875 452,472
Day One Biopharmaceuticals, Inc.
(b)
...... 3,183 68,498
Deciphera Pharmaceuticals, Inc. ........ 5,757 94,357
Denali Therapeutics, Inc. .............. 13,054 363,032
Design Therapeutics, Inc.
(b)
............ 3,934 40,363
Dynavax Technologies Corp. ........... 14,468 153,940
Dyne Therapeutics, Inc. .............. 3,731 43,242
Eagle Pharmaceuticals, Inc. ........... 1,204 35,193
Editas Medicine, Inc. ................ 8,673 76,930
Eiger BioPharmaceuticals, Inc. .......... 5,579 6,583
Emergent BioSolutions, Inc.
(b)
.......... 6,258 73,907
Enanta Pharmaceuticals, Inc. ........... 2,325 108,159
Enochian Biosciences, Inc.
(b)
........... 2,462 2,536
EQRx, Inc.
(b)
...................... 23,778 58,494
Erasca, Inc. ...................... 7,360 31,722
Fate Therapeutics, Inc. ............... 10,282 103,745
FibroGen, Inc. ..................... 10,569 169,315
Foghorn Therapeutics, Inc. ............ 2,367 15,101
Gelesis Holdings, Inc. ................ 4,032 1,171
Generation Bio Co. ................. 6,557 25,769
Geron Corp. ...................... 45,387 109,837
Gossamer Bio, Inc. ................. 7,420 16,101
GreenLight Biosciences Holdings PBC .... 8,731 10,303
Halozyme Therapeutics, Inc.
(b)
.......... 16,035 912,392
Heron Therapeutics, Inc.
(b)
............. 12,272 30,680
HilleVax, Inc. ...................... 2,104 35,200
Humacyte, Inc.
(b)
................... 7,148 15,082
Icosavax, Inc. ..................... 2,838 22,534
Ideaya Biosciences, Inc. .............. 5,317 96,610
IGM Biosciences, Inc.
(b)
............... 1,388 23,610
Imago Biosciences, Inc. .............. 3,280 117,916
ImmunityBio, Inc.
(b)
.................. 10,379 52,622
ImmunoGen, Inc. ................... 25,295 125,463
Immunovant, Inc. ................... 5,340 94,785
Inhibrx, Inc. ....................... 3,937 97,008
Inovio Pharmaceuticals, Inc.
(b)
.......... 29,256 45,639
Insmed, Inc. ...................... 16,218 324,036
Instil Bio, Inc. ..................... 8,078 5,089
Intellia Therapeutics, Inc. ............. 10,201 355,913
Intercept Pharmaceuticals, Inc. ......... 2,996 37,061
Invivyd, Inc. ...................... 6,297 9,445
Iovance Biotherapeutics, Inc. ........... 18,334 117,154
Ironwood Pharmaceuticals, Inc., Class A ... 16,643 206,207
iTeos Therapeutics, Inc. .............. 2,794 54,567
IVERIC bio, Inc. .................... 16,363 350,332
Janux Therapeutics, Inc. .............. 2,217 29,198
Jounce Therapeutics, Inc. ............. 6,506 7,222
KalVista Pharmaceuticals, Inc. .......... 2,926 19,780
Karuna Therapeutics, Inc. ............. 3,641 715,457
Karyopharm Therapeutics, Inc. .......... 8,835 30,039
Keros Therapeutics, Inc. .............. 2,312 111,022
Kezar Life Sciences, Inc.
(b)
............. 5,958 41,944
Kiniksa Pharmaceuticals Ltd., Class A ..... 3,556 53,269
Kinnate Biopharma, Inc. .............. 3,835 23,393
Kodiak Sciences, Inc. ................ 3,902 27,938
Kronos Bio, Inc. .................... 4,977 8,063
Krystal Biotech, Inc. ................. 2,624 207,873
Kura Oncology, Inc. ................. 7,824 97,096
Kymera Therapeutics, Inc.
(b)
............ 4,507 112,495

BlackRock Small Cap Index V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Shares
Shares Value
Biotechnology (continued)
Lexicon Pharmaceuticals, Inc. .......... 9,537 $ 18,216
Lyell Immunopharma, Inc. ............. 21,226 73,654
MacroGenics, Inc. .................. 7,026 47,144
Madrigal Pharmaceuticals, Inc. .......... 1,564 453,951
MannKind Corp.
(b)
.................. 30,804 162,337
MeiraGTx Holdings plc
(b)
.............. 3,584 23,368
Mersana Therapeutics, Inc.
(b)
........... 11,225 65,778
MiMedx Group, Inc. ................. 13,148 36,551
Mirum Pharmaceuticals, Inc. ........... 2,218 43,251
Monte Rosa Therapeutics, Inc.
(b)
......... 3,184 24,230
Morphic Holding, Inc. ................ 2,988 79,929
Myriad Genetics, Inc. ................ 9,410 136,539
Nkarta, Inc. ....................... 3,764 22,546
Nurix Therapeutics, Inc.
(b)
............. 5,686 62,432
Nuvalent, Inc., Class A ............... 2,422 72,127
Ocugen, Inc. ...................... 25,521 33,177
Organogenesis Holdings, Inc., Class A
(b)
... 8,338 22,429
Outlook Therapeutics, Inc.
(b)
............ 15,384 16,615
Pardes Biosciences, Inc.
(b)
............. 3,290 5,560
PepGen, Inc.
(b)
.................... 1,781 23,812
PMV Pharmaceuticals, Inc. ............ 4,276 37,201
Point Biopharma Global, Inc. ........... 10,207 74,409
Praxis Precision Medicines, Inc. ......... 4,493 10,693
Precigen, Inc. ..................... 12,127 18,433
Prime Medicine, Inc. ................. 1,159 21,534
Prometheus Biosciences, Inc. .......... 4,231 465,410
Protagonist Therapeutics, Inc. .......... 5,274 57,539
Prothena Corp. plc .................. 4,393 264,678
PTC Therapeutics, Inc. ............... 8,439 322,117
Rallybio Corp. ..................... 1,949 12,805
RAPT Therapeutics, Inc. .............. 3,019 59,776
Recursion Pharmaceuticals, Inc., Class A ... 16,333 125,927
REGENXBIO, Inc. .................. 4,706 106,732
Relay Therapeutics, Inc. .............. 10,233 152,881
Replimune Group, Inc. ............... 4,774 129,853
REVOLUTION Medicines, Inc. .......... 9,166 218,334
Rigel Pharmaceuticals, Inc. ............ 19,837 29,755
Rocket Pharmaceuticals, Inc. ........... 6,480 126,814
Sage Therapeutics, Inc. .............. 6,246 238,222
Sana Biotechnology, Inc.
(b)
............. 10,271 40,570
Sangamo Therapeutics, Inc. ........... 15,688 49,260
Seres Therapeutics, Inc.
(b)
............. 8,243 46,161
Sorrento Therapeutics, Inc.
(b)
........... 55,947 49,569
SpringWorks Therapeutics, Inc. ......... 4,389 114,158
Stoke Therapeutics, Inc. .............. 2,933 27,072
Sutro Biopharma, Inc. ................ 6,952 56,172
Syndax Pharmaceuticals, Inc. .......... 6,586 167,614
Talaris Therapeutics, Inc. ............. 3,504 3,574
Tango Therapeutics, Inc.
(b)
............. 5,414 39,252
Tenaya Therapeutics, Inc. ............. 4,077 8,195
TG Therapeutics, Inc. ................ 16,255 192,297
Travere Therapeutics, Inc. ............. 7,254 152,552
Twist Bioscience Corp. ............... 6,684 159,146
Tyra Biosciences, Inc. ................ 1,546 11,750
Vanda Pharmaceuticals, Inc. ........... 6,350 46,927
Vaxart, Inc. ....................... 16,621 15,971
Vaxcyte, Inc. ...................... 8,577 411,267
VBI Vaccines, Inc. .................. 20,556 8,039
Vera Therapeutics, Inc. ............... 1,689 32,682
Veracyte, Inc. ..................... 8,787 208,516
Vericel Corp. ...................... 5,794 152,614
Verve Therapeutics, Inc. .............. 5,766 111,572
Vir Biotechnology, Inc. ............... 8,786 222,374
Viridian Therapeutics, Inc. ............. 4,517 131,942
VistaGen Therapeutics, Inc. ............ 15,364 1,582
Security
Shares
Shares Value
Biotechnology (continued)
Xencor, Inc. ...................... 6,923 $ 180,275
Y-mAbs Therapeutics, Inc. ............. 4,220 20,594
Zentalis Pharmaceuticals, Inc. .......... 5,556 111,898
20,239,133
Building Products — 1.3%
AAON, Inc. ....................... 5,244 394,978
American Woodmark Corp.
(a)
........... 2,082 101,726
Apogee Enterprises, Inc. .............. 2,776 123,421
Caesarstone Ltd. ................... 3,158 18,032
CSW Industrials, Inc.
(b)
............... 1,764 204,501
Gibraltar Industries, Inc.
(a)(b)
............ 3,703 169,894
Griffon Corp. ...................... 5,610 200,782
Insteel Industries, Inc. ................ 2,323 63,929
Janus International Group, Inc.
(a)
........ 9,483 90,278
JELD-WEN Holding, Inc.
(a)
............. 10,009 96,587
Masonite International Corp.
(a)(b)
......... 2,692 217,002
PGT Innovations, Inc.
(a)
............... 6,929 124,445
Quanex Building Products Corp. ......... 4,145 98,154
Resideo Technologies, Inc.
(a)(b)
.......... 17,714 291,395
Simpson Manufacturing Co., Inc.
(b)
....... 5,191 460,234
UFP Industries, Inc. ................. 7,233 573,215
View, Inc., Class A
(a)
................. 14,440 13,933
Zurn Elkay Water Solutions Corp. ........ 14,939 315,960
3,558,466
Capital Markets — 1.6%
Artisan Partners Asset Management, Inc.,
Class A
(b)
...................... 7,297 216,721
AssetMark Financial Holdings, Inc.
(a)
...... 2,606 59,938
Associated Capital Group, Inc., Class A .... 283 11,883
B Riley Financial, Inc.
(b)
............... 2,441 83,482
Bakkt Holdings, Inc.
(a)
................ 6,599 7,853
BGC Partners, Inc., Class A ............ 39,144 147,573
Blucora, Inc.
(a)(b)
.................... 5,684 145,113
Brightsphere Investment Group, Inc. ...... 3,811 78,430
Cohen & Steers, Inc. ................ 3,103 200,330
Cowen, Inc., Class A ................ 3,237 125,013
Diamond Hill Investment Group, Inc. ...... 356 65,867
Donnelley Financial Solutions, Inc.
(a)
...... 3,012 116,414
Federated Hermes, Inc., Class B ........ 10,331 375,119
Focus Financial Partners, Inc., Class A
(a)
... 6,947 258,915
GCM Grosvenor, Inc., Class A
(b)
......... 5,090 38,735
Hamilton Lane, Inc., Class A ........... 4,389 280,369
Houlihan Lokey, Inc., Class A ........... 6,003 523,222
MarketWise, Inc.
(a)
.................. 2,080 3,494
Moelis & Co., Class A
(b)
............... 7,778 298,442
Open Lending Corp., Class A
(a)
.......... 13,404 90,477
Oppenheimer Holdings, Inc., Class A ...... 1,058 44,785
Perella Weinberg Partners, Class A ....... 4,526 44,355
Piper Sandler Cos.
(b)
................. 2,076 270,274
PJT Partners, Inc., Class A
(b)
........... 2,869 211,417
Sculptor Capital Management, Inc., Class A . 3,484 30,171
Silvercrest Asset Management Group, Inc.,
Class A ....................... 1,151 21,604
StepStone Group, Inc., Class A ......... 6,423 161,731
StoneX Group, Inc.
(a)(b)
............... 2,091 199,272
Value Line, Inc. .................... 105 5,342
Victory Capital Holdings, Inc., Class A ..... 1,915 51,379
Virtus Investment Partners, Inc. ......... 858 164,256
WisdomTree, Inc. ................... 15,487 84,404
4,416,380
Chemicals — 2.1%
AdvanSix, Inc.
(b)
.................... 3,233 122,919
American Vanguard Corp. ............. 3,269 70,970

2022
BlackRock Annual Report to Shareholders
BlackRock Small Cap Index V.I. Fund
10
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Shares
Shares Value
Chemicals (continued)
Amyris, Inc.
(a)
..................... 23,386 $ 35,781
Aspen Aerogels, Inc.
(a)
............... 3,817 45,002
Avient Corp. ...................... 11,014 371,833
Balchem Corp. .................... 3,827 467,315
Cabot Corp.
(b)
..................... 6,704 448,095
Chase Corp. ...................... 874 75,391
Danimer Scientific, Inc., Class A
(a)
........ 10,436 18,680
Diversey Holdings Ltd.
(a)
.............. 9,073 38,651
Ecovyst, Inc.
(a)
..................... 9,017 79,891
FutureFuel Corp. ................... 3,620 29,431
Hawkins, Inc. ..................... 2,418 93,335
HB Fuller Co.
(b)
.................... 6,376 456,649
Ingevity Corp.
(a)
.................... 4,551 320,572
Innospec, Inc. ..................... 3,005 309,094
Intrepid Potash, Inc.
(a)
................ 1,251 36,116
Koppers Holdings, Inc. ............... 2,456 69,259
Kronos Worldwide, Inc.
(b)
.............. 2,412 22,673
Livent Corp.
(a)
..................... 19,480 387,068
LSB Industries, Inc.
(a)
................ 8,785 116,840
Mativ Holdings, Inc.
(b)
................ 6,590 137,731
Minerals Technologies, Inc. ............ 3,904 237,051
Origin Materials, Inc., Class A
(a)(b)
........ 12,352 56,943
Orion Engineered Carbons SA .......... 7,203 128,285
Perimeter Solutions SA
(a)(b)
............ 14,098 128,856
PureCycle Technologies, Inc.
(a)(b)
......... 12,337 83,398
Quaker Chemical Corp. .............. 1,663 277,555
Rayonier Advanced Materials, Inc.
(a)
...... 7,618 73,133
Sensient Technologies Corp. ........... 5,074 369,996
Stepan Co. ....................... 2,553 271,792
Tredegar Corp. .................... 3,463 35,392
Trinseo plc
(b)
...................... 4,198 95,337
Tronox Holdings plc ................. 13,894 190,487
Valhi, Inc. ........................ 267 5,874
5,707,395
Commercial Services & Supplies — 1.4%
ABM Industries, Inc. ................. 7,978 354,383
ACCO Brands Corp. ................. 11,547 64,548
ACV Auctions, Inc., Class A
(a)(b)
.......... 14,006 114,989
Aris Water Solution, Inc., Class A
(b)
....... 2,712 39,080
Brady Corp., Class A ................ 5,599 263,713
BrightView Holdings, Inc.
(a)
............ 4,961 34,181
Brink's Co. (The) ................... 5,398 289,927
Casella Waste Systems, Inc., Class A
(a)
.... 6,014 476,970
Cimpress plc
(a)
..................... 2,118 58,478
Deluxe Corp. ...................... 5,120 86,938
Ennis, Inc. ....................... 3,242 71,843
GEO Group, Inc. (The)
(a)(b)
............. 13,996 153,256
Harsco Corp.
(a)
.................... 9,462 59,516
Healthcare Services Group, Inc.
(b)
........ 8,913 106,956
Heritage-Crystal Clean, Inc.
(a)
........... 1,791 58,172
HNI Corp. ........................ 4,904 139,421
Interface, Inc. ..................... 7,046 69,544
KAR Auction Services, Inc.
(a)
........... 12,992 169,546
Kimball International, Inc., Class B ....... 5,009 32,558
Li-Cycle Holdings Corp.
(a)(b)
............ 16,550 78,778
Matthews International Corp., Class A ..... 3,699 112,597
MillerKnoll, Inc. .................... 9,101 191,212
Montrose Environmental Group, Inc.
(a)
..... 3,306 146,753
NL Industries, Inc. .................. 1,159 7,893
Pitney Bowes, Inc. .................. 15,420 58,596
Quad/Graphics, Inc., Class A
(a)
.......... 4,043 16,495
SP Plus Corp.
(a)
.................... 2,418 83,953
Steelcase, Inc., Class A .............. 10,547 74,567
UniFirst Corp. ..................... 1,786 344,680
Viad Corp.
(a)
...................... 2,488 60,682
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
VSE Corp. ....................... 1,237 $ 57,991
3,878,216
Communications Equipment — 0.9%
ADTRAN Holdings, Inc.
(b)
............. 9,198 172,830
Aviat Networks, Inc.
(a)
................ 794 24,765
Calix, Inc.
(a)(b)
...................... 7,002 479,147
Cambium Networks Corp.
(a)(b)
........... 1,625 35,214
Casa Systems, Inc.
(a)
................ 5,265 14,373
Clearfield, Inc.
(a)
.................... 1,375 129,442
CommScope Holding Co., Inc.
(a)
......... 24,644 181,133
Comtech Telecommunications Corp. ...... 2,940 35,692
Digi International, Inc.
(a)
............... 4,205 153,693
DZS, Inc.
(a)
....................... 2,131 27,021
Extreme Networks, Inc.
(a)
.............. 15,328 280,656
Harmonic, Inc.
(a)
.................... 11,229 147,100
Infinera Corp.
(a)
.................... 23,621 159,205
Inseego Corp.
(a)(b)
................... 10,555 8,893
NETGEAR, Inc.
(a)
................... 3,336 60,415
NetScout Systems, Inc.
(a)
............. 8,315 270,321
Ondas Holdings, Inc.
(a)(b)
.............. 3,968 6,309
Ribbon Communications, Inc.
(a)
......... 8,519 23,768
Viavi Solutions, Inc.
(a)(b)
............... 27,581 289,876
2,499,853
Construction & Engineering — 1.6%
Ameresco, Inc., Class A
(a)
............. 3,818 218,161
API Group Corp.
(a)
.................. 25,106 472,244
Arcosa, Inc. ...................... 5,786 314,411
Argan, Inc. ....................... 1,627 60,004
Comfort Systems USA, Inc. ............ 4,281 492,657
Concrete Pumping Holdings, Inc.
(a)
....... 3,668 21,458
Construction Partners, Inc., Class A
(a)
..... 4,697 125,363
Dycom Industries, Inc.
(a)
.............. 3,498 327,413
EMCOR Group, Inc. ................. 5,688 842,450
Fluor Corp.
(a)(b)
..................... 17,150 594,419
Granite Construction, Inc.
(b)
............ 5,320 186,572
Great Lakes Dredge & Dock Corp.
(a)
...... 7,801 46,416
IES Holdings, Inc.
(a)
................. 1,037 36,886
MYR Group, Inc.
(a)
.................. 2,002 184,324
Northwest Pipe Co.
(a)
................ 1,286 43,338
NV5 Global, Inc.
(a)
.................. 1,606 212,506
Primoris Services Corp. .............. 6,380 139,977
Sterling Infrastructure, Inc.
(a)
........... 3,626 118,933
Tutor Perini Corp.
(a)
................. 4,815 36,353
4,473,885
Construction Materials — 0.2%
Summit Materials, Inc., Class A
(a)(b)
....... 14,363 407,765
United States Lime & Minerals, Inc. ....... 276 38,850
446,615
Consumer Finance — 0.7%
Atlanticus Holdings Corp.
(a)
............ 508 13,310
Bread Financial Holdings, Inc.
(b)
......... 3,398 127,969
Consumer Portfolio Services, Inc.
(a)
....... 839 7,425
Curo Group Holdings Corp. ............ 2,603 9,241
Encore Capital Group, Inc.
(a)(b)
.......... 2,764 132,506
Enova International, Inc.
(a)
............. 3,675 141,010
EZCORP, Inc., Class A
(a)
.............. 6,480 52,812
FirstCash Holdings, Inc. .............. 4,587 398,656
Green Dot Corp., Class A
(a)
............ 5,435 85,982
LendingClub Corp.
(a)
................. 12,159 106,999
LendingTree, Inc.
(a)
.................. 1,218 25,980
Moneylion, Inc.
(a)
................... 16,779 10,403
Navient Corp. ..................... 12,782 210,264
Nelnet, Inc., Class A ................. 1,791 162,533

BlackRock Small Cap Index V.I. Fund
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Shares
Shares Value
Consumer Finance (continued)
NerdWallet, Inc., Class A
(a)(b)
........... 2,974 $ 28,550
Oportun Financial Corp.
(a)
............. 3,406 18,767
OppFi, Inc.
(a)
...................... 2,409 4,938
PRA Group, Inc.
(a)
.................. 4,717 159,340
PROG Holdings, Inc.
(a)
............... 5,929 100,141
Regional Management Corp. ........... 939 26,367
Sunlight Financial Holdings, Inc.
(a)
........ 2,822 3,640
World Acceptance Corp.
(a)
............. 439 28,948
1,855,781
Containers & Packaging — 0.3%
Cryptyde, Inc.
(a)
.................... 2,130 408
Greif, Inc., Class A .................. 2,958 198,364
Greif, Inc., Class B
(b)
................. 626 48,972
Myers Industries, Inc. ................ 4,293 95,433
O-I Glass, Inc.
(a)
.................... 19,004 314,896
Pactiv Evergreen, Inc. ............... 5,271 59,879
Ranpak Holdings Corp., Class A
(a)
....... 5,649 32,595
TriMas Corp. ...................... 4,920 136,481
887,028
Distributors — 0.0%
Funko, Inc., Class A
(a)
................ 3,716 40,541
Weyco Group, Inc.
(b)
................. 685 14,495
55,036
Diversified Consumer Services — 0.9%
2U, Inc.
(a)
........................ 9,551 59,885
Adtalem Global Education, Inc.
(a)
........ 5,430 192,765
American Public Education, Inc.
(a)
........ 2,291 28,156
Beachbody Co., Inc. (The), Class A
(a)(b)
.... 12,151 6,391
Carriage Services, Inc. ............... 1,563 43,045
Chegg, Inc.
(a)
...................... 14,854 375,361
Contra A/S
(a)(d)
..................... 703 —
Coursera, Inc.
(a)
.................... 13,786 163,088
Duolingo, Inc., Class A
(a)
.............. 2,828 201,156
European Wax Center, Inc., Class A ...... 2,908 36,205
Frontdoor, Inc.
(a)
.................... 9,968 207,334
Graham Holdings Co., Class B .......... 442 267,061
Laureate Education, Inc. .............. 16,312 156,921
Nerdy, Inc.
(a)(b)
..................... 6,292 14,157
OneSpaWorld Holdings Ltd.
(a)
.......... 7,705 71,888
Perdoceo Education Corp.
(a)
........... 7,926 110,171
Rover Group, Inc., Class A
(a)(b)
.......... 10,766 39,511
Strategic Education, Inc.
(b)
............. 2,783 217,965
Stride, Inc.
(a)
...................... 4,900 153,272
Udemy, Inc.
(a)
..................... 8,963 94,560
Universal Technical Institute, Inc.
(a)
....... 3,761 25,274
Vivint Smart Home, Inc., Class A
(a)
....... 11,306 134,541
WW International, Inc.
(a)
.............. 6,282 24,249
2,622,956
Diversified Financial Services — 0.3%
Alerus Financial Corp. ............... 1,846 43,104
A-Mark Precious Metals, Inc. ........... 2,322 80,643
Banco Latinoamericano de Comercio Exterior
SA, Class E .................... 3,701 59,956
Cannae Holdings, Inc.
(a)
.............. 8,692 179,490
Compass Diversified Holdings .......... 7,408 135,048
Jackson Financial, Inc., Class A ......... 8,953 311,475
SWK Holdings Corp.
(a)
............... 413 7,285
817,001
Diversified Telecommunication Services — 0.7%
Anterix, Inc.
(a)
..................... 2,179 70,098
ATN International, Inc. ............... 1,274 57,725
Bandwidth, Inc., Class A
(a)
............. 2,694 61,827
Security
Shares
Shares Value
Diversified Telecommunication Services (continued)
Charge Enterprises, Inc.
(a)(b)
............ 16,803 $ 20,836
Cogent Communications Holdings, Inc. .... 5,174 295,332
Consolidated Communications Holdings, Inc.
(a)
8,625 30,878
EchoStar Corp., Class A
(a)
............. 3,994 66,620
Globalstar, Inc.
(a)
................... 83,309 110,801
IDT Corp., Class B
(a)
................. 2,017 56,819
Iridium Communications, Inc.
(a)
.......... 15,055 773,827
Liberty Latin America Ltd., Class A
(a)
...... 5,114 38,509
Liberty Latin America Ltd., Class C
(a)
...... 17,759 134,968
Ooma, Inc.
(a)
...................... 2,827 38,504
Radius Global Infrastructure, Inc.
(a)
....... 9,092 107,467
1,864,211
Electric Utilities — 0.8%
ALLETE, Inc. ..................... 6,950 448,345
MGE Energy, Inc.
(b)
................. 4,450 313,280
Otter Tail Corp. .................... 5,020 294,724
PNM Resources, Inc. ................ 10,274 501,268
Portland General Electric Co. ........... 10,635 521,115
Via Renewables, Inc.
(b)
............... 2,084 10,649
2,089,381
Electrical Equipment — 1.4%
Allied Motion Technologies, Inc. ......... 1,738 60,500
Array Technologies, Inc.
(a)
............. 18,360 354,899
Atkore, Inc.
(a)
...................... 4,943 560,635
AZZ, Inc. ........................ 3,072 123,494
Babcock & Wilcox Enterprises, Inc.
(a)
...... 6,886 39,732
Blink Charging Co.
(a)(b)
................ 4,355 47,774
Bloom Energy Corp., Class A
(a)
.......... 21,763 416,109
Encore Wire Corp. .................. 2,117 291,215
Energy Vault Holdings, Inc.
(a)(b)
.......... 10,157 31,690
EnerSys ......................... 4,888 360,930
Enovix Corp.
(a)(b)
.................... 13,159 163,698
ESS Tech, Inc.
(a)
................... 9,365 22,757
Fluence Energy, Inc., Class A
(a)
......... 4,171 71,533
FTC Solar, Inc.
(a)(b)
.................. 4,852 13,003
FuelCell Energy, Inc.
(a)(b)
.............. 49,332 137,143
GrafTech International Ltd. ............ 22,819 108,618
Heliogen, Inc.
(a)
.................... 10,628 7,420
NuScale Power Corp.
(a)
............... 3,513 36,043
Powell Industries, Inc. ................ 1,029 36,200
Preformed Line Products Co. ........... 290 24,154
Shoals Technologies Group, Inc., Class A
(a)
. 16,816 414,851
Stem, Inc.
(a)(b)
..................... 17,311 154,760
SunPower Corp.
(a)
.................. 9,700 174,891
Thermon Group Holdings, Inc.
(a)
......... 3,965 79,617
TPI Composites, Inc.
(a)
............... 4,261 43,207
Vicor Corp.
(a)
...................... 2,594 139,428
3,914,301
Electronic Equipment, Instruments & Components — 2.3%
908 Devices, Inc.
(a)(b)
................. 2,594 19,766
Advanced Energy Industries, Inc. ........ 4,562 391,328
Aeva Technologies, Inc.
(a)
............. 9,944 13,524
AEye, Inc., Class A
(a)
................ 13,098 6,295
Akoustis Technologies, Inc.
(a)(b)
.......... 6,527 18,406
Arlo Technologies, Inc.
(a)(b)
............. 9,839 34,535
Badger Meter, Inc.
(b)
................. 3,554 387,493
Belden, Inc. ...................... 5,158 370,860
Benchmark Electronics, Inc. ........... 4,169 111,271
Cepton, Inc.
(a)(b)
.................... 6,078 7,719
CTS Corp. ....................... 3,872 152,634
ePlus, Inc.
(a)
...................... 3,255 144,131
Evolv Technologies Holdings, Inc.
(a)
....... 9,759 25,276
Fabrinet
(a)
........................ 4,450 570,579

2022
BlackRock Annual Report to Shareholders
BlackRock Small Cap Index V.I. Fund
12
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
FARO Technologies, Inc.
(a)
............. 2,195 $ 64,555
Focus Universal, Inc.
(a)
............... 2,055 13,173
Identiv, Inc.
(a)
...................... 2,497 18,078
Insight Enterprises, Inc.
(a)(b)
............ 3,758 376,815
Itron, Inc.
(a)
....................... 5,415 274,270
Kimball Electronics, Inc.
(a)(b)
............ 3,092 69,848
Knowles Corp.
(a)
................... 10,757 176,630
Lightwave Logic, Inc.
(a)(b)
.............. 12,978 55,935
Methode Electronics, Inc.
(b)
............ 4,365 193,675
MicroVision, Inc.
(a)(b)
................. 18,888 44,387
Mirion Technologies, Inc., Class A
(a)(b)
..... 17,031 112,575
Napco Security Technologies, Inc.
(a)(b)
..... 3,412 93,762
nLight, Inc.
(a)
...................... 5,074 51,450
Novanta, Inc.
(a)
.................... 4,255 578,127
OSI Systems, Inc.
(a)
................. 1,902 151,247
Ouster, Inc., Class A
(a)
................ 19,078 16,464
PAR Technology Corp.
(a)(b)
............. 3,328 86,761
PC Connection, Inc. ................. 1,428 66,973
Plexus Corp.
(a)
..................... 3,284 338,022
Rogers Corp.
(a)
.................... 2,245 267,918
Sanmina Corp.
(a)
................... 6,938 397,478
ScanSource, Inc.
(a)
.................. 3,029 88,507
SmartRent, Inc., Class A
(a)(b)
............ 13,815 33,571
TTM Technologies, Inc.
(a)
.............. 12,341 186,102
Velodyne Lidar, Inc.
(a)
................ 22,417 16,559
Vishay Intertechnology, Inc.
(b)
........... 15,722 339,124
Vishay Precision Group, Inc.
(a)
.......... 1,433 55,386
6,421,209
Energy Equipment & Services — 2.2%
Archrock, Inc. ..................... 16,767 150,568
Borr Drilling Ltd.
(a)
.................. 24,863 123,569
Bristow Group, Inc.
(a)
................ 2,784 75,530
Cactus, Inc., Class A ................ 7,040 353,830
ChampionX Corp. .................. 24,046 697,094
Diamond Offshore Drilling, Inc.
(a)
......... 12,591 130,946
DMC Global, Inc.
(a)
.................. 2,255 43,837
Dril-Quip, Inc.
(a)(b)
................... 4,147 112,674
Expro Group Holdings NV
(a)
............ 9,484 171,945
Helix Energy Solutions Group, Inc.
(a)(b)
..... 17,374 128,220
Helmerich & Payne, Inc. .............. 12,316 610,504
Liberty Energy, Inc., Class A ........... 16,670 266,887
Nabors Industries Ltd.
(a)
.............. 1,116 172,835
National Energy Services Reunited Corp.
(a)
. 4,567 31,695
Newpark Resources, Inc.
(a)
............ 11,420 47,393
NexTier Oilfield Solutions, Inc.
(a)
......... 21,318 196,978
Noble Corp. plc
(a)(b)
.................. 10,282 387,734
Oceaneering International, Inc.
(a)
........ 12,263 214,480
Oil States International, Inc.
(a)
........... 7,905 58,971
Patterson-UTI Energy, Inc. ............ 25,520 429,757
ProFrac Holding Corp., Class A
(a)
........ 2,833 71,392
ProPetro Holding Corp.
(a)
.............. 10,668 110,627
RPC, Inc. ........................ 9,195 81,744
Select Energy Services, Inc., Class A ..... 9,038 83,511
Solaris Oilfield Infrastructure, Inc., Class A .. 4,262 42,322
TETRA Technologies, Inc.
(a)
............ 14,638 50,647
Tidewater, Inc.
(a)
................... 5,545 204,333
US Silica Holdings, Inc.
(a)
............. 8,832 110,400
Valaris Ltd.
(a)
...................... 7,386 499,441
Weatherford International plc
(a)
.......... 8,529 434,297
6,094,161
Entertainment — 0.3%
Cinemark Holdings, Inc.
(a)
............. 13,036 112,892
IMAX Corp.
(a)
..................... 5,497 80,586
Liberty Media Corp.-Liberty Braves, Class A
(a)
1,365 44,595
Security
Shares
Shares Value
Entertainment (continued)
Liberty Media Corp.-Liberty Braves, Class C
(a)
4,554 $ 146,775
Lions Gate Entertainment Corp., Class A
(a)
.. 6,947 39,667
Lions Gate Entertainment Corp., Class B
(a)
.. 13,753 74,679
Madison Square Garden Entertainment Corp.
(a)
3,090 138,957
Marcus Corp. (The)
(b)
................ 3,200 46,048
Playstudios, Inc.
(a)
.................. 9,200 35,696
Reservoir Media, Inc.
(a)
............... 2,375 14,179
Skillz, Inc., Class A
(a)
................ 35,481 17,971
752,045
Equity Real Estate Investment Trusts (REITs) — 5.8%
Acadia Realty Trust
(b)
................ 10,451 149,972
Agree Realty Corp.
(b)
................ 10,539 747,531
Alexander & Baldwin, Inc. ............. 8,768 164,225
Alexander's, Inc. ................... 264 58,096
American Assets Trust, Inc. ............ 6,047 160,246
Apartment Investment and Management Co.,
Class A
(b)
...................... 17,769 126,515
Apple Hospitality REIT, Inc. ............ 26,019 410,580
Armada Hoffler Properties, Inc. ......... 7,903 90,885
Ashford Hospitality Trust, Inc.
(a)
......... 3,994 17,853
Bluerock Homes Trust, Inc.
(a)
........... 416 8,865
Braemar Hotels & Resorts, Inc.
(b)
........ 8,632 35,478
Brandywine Realty Trust .............. 20,253 124,556
Broadstone Net Lease, Inc.
(b)
........... 21,035 340,977
BRT Apartments Corp. ............... 1,549 30,422
CareTrust REIT, Inc.
(b)
................ 11,898 221,065
CBL & Associates Properties, Inc. ........ 3,091 71,340
Centerspace ...................... 1,836 107,718
Chatham Lodging Trust ............... 5,768 70,773
City Office REIT, Inc. ................ 5,072 42,503
Clipper Realty, Inc. .................. 1,061 6,790
Community Healthcare Trust, Inc. ........ 2,851 102,066
Corporate Office Properties Trust ........ 13,706 355,534
CTO Realty Growth, Inc. .............. 2,298 42,007
DiamondRock Hospitality Co. ........... 25,503 208,870
Diversified Healthcare Trust ............ 27,473 17,770
Easterly Government Properties, Inc.
(b)
.... 10,797 154,073
Elme Communities .................. 10,540 187,612
Empire State Realty Trust, Inc., Class A .... 15,604 105,171
Equity Commonwealth ............... 12,655 315,995
Essential Properties Realty Trust, Inc. ..... 16,926 397,253
Farmland Partners, Inc. .............. 5,947 74,100
Four Corners Property Trust, Inc. ........ 10,075 261,245
Franklin Street Properties Corp. ......... 12,106 33,049
Getty Realty Corp. .................. 4,800 162,480
Gladstone Commercial Corp. ........... 4,695 86,858
Gladstone Land Corp.
(b)
.............. 3,781 69,381
Global Medical REIT, Inc. ............. 7,385 70,010
Global Net Lease, Inc. ............... 12,558 157,854
Hersha Hospitality Trust, Class A
(b)
....... 3,817 32,521
Independence Realty Trust, Inc. ......... 27,121 457,260
Indus Realty Trust, Inc. ............... 697 44,253
Industrial Logistics Properties Trust ....... 7,933 25,941
Innovative Industrial Properties, Inc.
(b)
..... 3,314 335,874
InvenTrust Properties Corp. ............ 8,222 194,615
iStar, Inc. ........................ 8,154 62,215
Kite Realty Group Trust
(b)
............. 26,196 551,426
LTC Properties, Inc. ................. 4,742 168,483
LXP Industrial Trust ................. 32,321 323,856
Macerich Co. (The) ................. 25,307 284,957
National Health Investors, Inc. .......... 5,037 263,032
Necessity Retail REIT, Inc. (The), Class A .. 16,628 98,604
NETSTREIT Corp. .................. 6,878 126,074
NexPoint Residential Trust, Inc. ......... 2,834 123,336
Office Properties Income Trust .......... 5,756 76,843

BlackRock Small Cap Index V.I. Fund
Schedule of Investments
13
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
One Liberty Properties, Inc. ............ 1,961 $ 43,573
Orion Office REIT, Inc.
(b)
.............. 6,624 56,569
Outfront Media, Inc. ................. 17,362 287,862
Paramount Group, Inc. ............... 23,301 138,408
Pebblebrook Hotel Trust .............. 15,511 207,692
Phillips Edison & Co., Inc. ............. 14,185 451,650
Physicians Realty Trust
(b)
............. 27,300 395,031
Piedmont Office Realty Trust, Inc., Class A .. 15,090 138,375
Plymouth Industrial REIT, Inc.
(b)
......... 4,374 83,893
Postal Realty Trust, Inc., Class A
(b)
....... 1,983 28,813
PotlatchDeltic Corp.
(b)
................ 9,615 422,964
Retail Opportunity Investments Corp.
(b)
.... 14,800 222,444
RLJ Lodging Trust .................. 19,532 206,844
RPT Realty ....................... 9,979 100,189
Ryman Hospitality Properties, Inc.
(b)
...... 6,452 527,645
Sabra Health Care REIT, Inc.
(b)
.......... 27,598 343,043
Safehold, Inc.
(b)
.................... 3,277 93,788
Saul Centers, Inc. .................. 1,391 56,586
Service Properties Trust .............. 19,168 139,735
SITE Centers Corp.
(b)
................ 23,848 325,764
STAG Industrial, Inc.
(b)
............... 21,753 702,839
Summit Hotel Properties, Inc. ........... 12,452 89,903
Sunstone Hotel Investors, Inc.
(b)
......... 25,600 247,296
Tanger Factory Outlet Centers, Inc. ....... 12,451 223,371
Terreno Realty Corp. ................ 8,923 507,451
UMH Properties, Inc. ................ 6,344 102,138
Uniti Group, Inc.
(b)
.................. 28,465 157,411
Universal Health Realty Income Trust ..... 1,613 76,989
Urban Edge Properties ............... 13,883 195,612
Urstadt Biddle Properties, Inc., Class A .... 3,379 64,032
Veris Residential, Inc.
(a)
............... 10,338 164,684
Whitestone REIT ................... 5,661 54,572
Xenia Hotels & Resorts, Inc. ........... 13,841 182,424
15,996,598
Food & Staples Retailing — 0.6%
Andersons, Inc. (The) ................ 3,887 136,006
Chefs' Warehouse, Inc. (The)
(a)
......... 4,018 133,719
HF Foods Group, Inc.
(a)(b)
.............. 5,136 20,852
Ingles Markets, Inc., Class A ........... 1,713 165,236
Natural Grocers by Vitamin Cottage, Inc. ... 1,096 10,017
PriceSmart, Inc. .................... 2,909 176,809
Rite Aid Corp.
(a)
.................... 6,391 21,346
SpartanNash Co. ................... 4,315 130,486
Sprouts Farmers Market, Inc.
(a)
.......... 12,851 415,987
United Natural Foods, Inc.
(a)
............ 6,927 268,144
Village Super Market, Inc., Class A
(b)
...... 1,200 27,948
Weis Markets, Inc. .................. 1,962 161,453
1,668,003
Food Products — 1.2%
Alico, Inc.
(b)
....................... 728 17,377
AppHarvest, Inc.
(a)(b)
................. 10,474 5,943
B&G Foods, Inc.
(b)
.................. 8,285 92,378
Benson Hill, Inc.
(a)(b)
................. 19,877 50,686
Beyond Meat, Inc.
(a)(b)
................ 7,129 87,758
BRC, Inc., Class A
(a)(b)
................ 2,980 18,208
Calavo Growers, Inc. ................ 2,114 62,152
Cal-Maine Foods, Inc. ................ 4,569 248,782
Fresh Del Monte Produce, Inc.
(b)
......... 3,854 100,936
Hain Celestial Group, Inc. (The)
(a)
........ 10,646 172,252
Hostess Brands, Inc., Class A
(a)(b)
........ 16,074 360,701
J & J Snack Foods Corp. .............. 1,819 272,323
John B Sanfilippo & Son, Inc. ........... 1,123 91,322
Lancaster Colony Corp.
(b)
............. 2,327 459,117
Lifecore Biomedical, Inc.
(a)
............. 2,746 17,794
Security
Shares
Shares Value
Food Products (continued)
Local Bounti Corp.
(a)
................. 8,760 $ 12,176
Mission Produce, Inc.
(a)(b)
.............. 4,978 57,844
Seneca Foods Corp., Class A
(a)
......... 591 36,021
Simply Good Foods Co. (The)
(a)
......... 10,741 408,480
Sovos Brands, Inc.
(a)
................. 4,375 62,869
SunOpta, Inc.
(a)
.................... 12,090 102,040
Tattooed Chef, Inc., Class A
(a)(b)
......... 6,776 8,334
Tootsie Roll Industries, Inc. ............ 1,896 80,713
TreeHouse Foods, Inc.
(a)
.............. 6,092 300,823
Utz Brands, Inc., Class A
(b)
............ 7,743 122,804
Vital Farms, Inc.
(a)(b)
................. 3,731 55,667
Whole Earth Brands, Inc., Class A
(a)
...... 4,458 18,144
3,323,644
Gas Utilities — 1.2%
Brookfield Infrastructure Corp., Class A .... 11,743 456,803
Chesapeake Utilities Corp. ............ 2,038 240,851
New Jersey Resources Corp. ........... 11,577 574,451
Northwest Natural Holding Co. .......... 4,146 197,308
ONE Gas, Inc.
(b)
.................... 6,510 492,937
South Jersey Industries, Inc.
(b)
.......... 14,737 523,606
Southwest Gas Holdings, Inc.
(b)
......... 8,131 503,146
Spire, Inc. ........................ 6,125 421,767
3,410,869
Health Care Equipment & Supplies — 3.8%
Alphatec Holdings, Inc.
(a)
.............. 9,005 111,212
AngioDynamics, Inc.
(a)
............... 4,358 60,010
Artivion, Inc.
(a)
..................... 4,519 54,770
AtriCure, Inc.
(a)
.................... 5,554 246,487
Atrion Corp. ...................... 159 88,953
Avanos Medical, Inc.
(a)
............... 5,472 148,072
AxoGen, Inc.
(a)
..................... 4,664 46,547
Axonics, Inc.
(a)
..................... 5,853 365,988
Bioventus, Inc., Class A
(a)(b)
............ 3,968 10,357
Butterfly Network, Inc., Class A
(a)
........ 16,148 39,724
Cardiovascular Systems, Inc.
(a)
.......... 4,687 63,837
Cerus Corp.
(a)
..................... 20,119 73,434
CONMED Corp. .................... 3,560 315,558
Cue Health, Inc.
(a)
.................. 12,510 25,896
Cutera, Inc.
(a)(b)
.................... 2,055 90,872
Embecta Corp.
(b)
................... 6,937 175,437
Figs, Inc., Class A
(a)
................. 16,006 107,720
Glaukos Corp.
(a)
.................... 5,535 241,769
Haemonetics Corp.
(a)
................ 6,122 481,495
Heska Corp.
(a)
..................... 1,143 71,049
Inari Medical, Inc.
(a)
................. 5,830 370,555
Inogen, Inc.
(a)
..................... 2,708 53,375
Inspire Medical Systems, Inc.
(a)
......... 3,410 858,911
Integer Holdings Corp.
(a)(b)
............. 3,928 268,911
iRadimed Corp. .................... 746 21,104
iRhythm Technologies, Inc.
(a)
........... 3,638 340,771
Lantheus Holdings, Inc.
(a)
............. 8,181 416,904
LeMaitre Vascular, Inc.
(b)
.............. 2,344 107,871
LivaNova plc
(a)
..................... 6,506 361,343
Meridian Bioscience, Inc.
(a)
............ 5,229 173,655
Merit Medical Systems, Inc.
(a)
........... 6,773 478,309
Mesa Laboratories, Inc. .............. 604 100,391
Nano-X Imaging Ltd.
(a)(b)
.............. 5,600 41,328
Neogen Corp.
(a)
.................... 26,035 396,513
Nevro Corp.
(a)
..................... 4,159 164,696
NuVasive, Inc.
(a)
.................... 6,373 262,823
Omnicell, Inc.
(a)(b)
................... 5,453 274,940
OraSure Technologies, Inc.
(a)
........... 8,485 40,898
Orthofix Medical, Inc.
(a)
............... 2,317 47,568
OrthoPediatrics Corp.
(a)
............... 1,759 69,885

2022
BlackRock Annual Report to Shareholders
BlackRock Small Cap Index V.I. Fund
14
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Outset Medical, Inc.
(a)
................ 5,979 $ 154,378
Owlet, Inc., Class A
(a)
................ 3,855 2,155
Paragon 28, Inc.
(a)(b)
................. 5,782 110,494
PROCEPT BioRobotics Corp.
(a)(b)
........ 3,160 131,266
Pulmonx Corp.
(a)
................... 3,970 33,467
RxSight, Inc.
(a)(b)
.................... 2,740 34,716
SeaSpine Holdings Corp.
(a)
............ 5,158 43,069
Senseonics Holdings, Inc.
(a)(b)
........... 57,601 59,329
Shockwave Medical, Inc.
(a)
............. 4,287 881,450
SI-BONE, Inc.
(a)(b)
................... 4,296 58,426
Sight Sciences, Inc.
(a)(b)
............... 2,527 30,855
Silk Road Medical, Inc.
(a)
.............. 4,497 237,666
STAAR Surgical Co.
(a)
................ 5,796 281,338
Surmodics, Inc.
(a)(b)
.................. 1,606 54,797
Tactile Systems Technology, Inc.
(a)
....... 2,289 26,278
TransMedics Group, Inc.
(a)
............. 3,725 229,907
Treace Medical Concepts, Inc.
(a)
......... 4,077 93,730
UFP Technologies, Inc.
(a)
.............. 859 101,268
Utah Medical Products, Inc. ............ 455 45,741
Varex Imaging Corp.
(a)
............... 4,501 91,370
Vicarious Surgical, Inc.
(a)(b)
............. 6,333 12,793
ViewRay, Inc.
(a)
.................... 17,061 76,433
Zimvie, Inc.
(a)
...................... 2,416 22,565
Zynex, Inc. ....................... 2,352 32,716
10,516,145
Health Care Providers & Services — 2.6%
1Life Healthcare, Inc.
(a)
............... 21,910 366,116
23andMe Holding Co., Class A
(a)(b)
....... 30,482 65,841
Accolade, Inc.
(a)
.................... 7,977 62,141
AdaptHealth Corp.
(a)
................. 8,805 169,232
Addus HomeCare Corp.
(a)
............. 1,865 185,549
Agiliti, Inc.
(a)
...................... 3,163 51,589
AirSculpt Technologies, Inc.
(b)
........... 1,033 3,822
Alignment Healthcare, Inc.
(a)
........... 11,815 138,944
AMN Healthcare Services, Inc.
(a)
......... 5,233 538,057
Apollo Medical Holdings, Inc.
(a)
.......... 4,599 136,084
ATI Physical Therapy, Inc.
(a)
............ 8,685 2,649
Aveanna Healthcare Holdings, Inc.
(a)
...... 3,955 3,085
Brookdale Senior Living, Inc.
(a)
.......... 22,076 60,267
Cano Health, Inc., Class A
(a)(b)
.......... 19,705 26,996
CareMax, Inc., Class A
(a)(b)
............. 6,923 25,269
Castle Biosciences, Inc.
(a)
............. 3,023 71,161
Clover Health Investments Corp.
(a)(b)
...... 44,296 41,173
Community Health Systems, Inc.
(a)
....... 14,812 63,988
Cross Country Healthcare, Inc.
(a)(b)
....... 4,470 118,768
DocGo, Inc.
(a)
..................... 10,587 74,850
Ensign Group, Inc. (The)
(b)
............. 6,486 613,640
Fulgent Genetics, Inc.
(a)
.............. 2,569 76,505
HealthEquity, Inc.
(a)
.................. 9,993 615,969
Hims & Hers Health, Inc., Class A
(a)(b)
..... 14,090 90,317
Innovage Holding Corp.
(a)
............. 2,186 15,695
Invitae Corp.
(a)(b)
.................... 30,072 55,934
Joint Corp. (The)
(a)
.................. 1,617 22,606
LHC Group, Inc.
(a)
.................. 3,614 584,348
LifeStance Health Group, Inc.
(a)
......... 8,381 41,402
ModivCare, Inc.
(a)
................... 1,556 139,620
National HealthCare Corp.
(b)
........... 1,502 89,369
National Research Corp.
(b)
............. 1,725 64,342
Oncology Institute, Inc. (The)
(a)
.......... 3,965 6,542
OPKO Health, Inc.
(a)(b)
................ 48,843 61,054
Option Care Health, Inc.
(a)
............. 18,849 567,166
Owens & Minor, Inc.
(a)
................ 9,071 177,157
P3 Health Partners, Inc.
(a)
............. 2,953 5,434
Patterson Cos., Inc. ................. 10,653 298,604
Pediatrix Medical Group, Inc.
(a)
.......... 9,976 148,243
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Pennant Group, Inc. (The)
(a)
............ 3,082 $ 33,840
PetIQ, Inc., Class A
(a)
................ 3,149 29,034
Privia Health Group, Inc.
(a)(b)
............ 5,404 122,725
Progyny, Inc.
(a)
..................... 9,090 283,154
R1 RCM, Inc.
(a)(b)
................... 17,986 196,947
RadNet, Inc.
(a)
..................... 5,992 112,829
Select Medical Holdings Corp.
(b)
......... 12,576 312,262
Sema4 Holdings Corp., Class A
(a)
........ 18,354 4,842
Surgery Partners, Inc.
(a)(b)
............. 6,158 171,562
US Physical Therapy, Inc. ............. 1,542 124,948
7,271,671
Health Care Technology — 0.5%
Allscripts Healthcare Solutions, Inc.
(a)
..... 12,773 225,316
American Well Corp., Class A
(a)
......... 26,631 75,366
Babylon Holdings Ltd., Class A
(a)(b)
....... 505 3,409
Computer Programs & Systems, Inc.
(a)
..... 1,729 47,063
Evolent Health, Inc., Class A
(a)
.......... 9,749 273,752
Health Catalyst, Inc.
(a)
................ 6,254 66,480
HealthStream, Inc.
(a)
................. 2,970 73,775
Multiplan Corp., Class A
(a)(b)
............ 47,109 54,175
NextGen Healthcare, Inc.
(a)
............ 6,963 130,765
Nutex Health, Inc.
(a)(b)
................ 30,168 57,319
OptimizeRx Corp.
(a)
................. 2,300 38,640
Pear Therapeutics, Inc.
(a)
.............. 8,172 9,643
Phreesia, Inc.
(a)
.................... 6,029 195,098
Schrodinger, Inc.
(a)
.................. 6,576 122,906
Sharecare, Inc., Class A
(a)(b)
............ 35,153 56,245
Simulations Plus, Inc. ................ 1,835 67,106
1,497,058
Hotels, Restaurants & Leisure — 2.4%
Accel Entertainment, Inc., Class A
(a)
...... 6,784 52,237
Bally's Corp.
(a)
..................... 4,278 82,908
Biglari Holdings, Inc., Class B
(a)
......... 67 9,300
BJ's Restaurants, Inc.
(a)
............... 2,685 70,830
Bloomin' Brands, Inc. ................ 10,444 210,133
Bluegreen Vacations Holding Corp. ....... 813 20,292
Bowlero Corp.
(a)
.................... 3,489 47,032
Brinker International, Inc.
(a)
............ 5,311 169,474
Century Casinos, Inc.
(a)
............... 3,716 26,123
Cheesecake Factory, Inc. (The)
(b)
........ 5,863 185,916
Chuy's Holdings, Inc.
(a)
............... 2,210 62,543
Cracker Barrel Old Country Store, Inc.
(b)
... 2,648 250,871
Dave & Buster's Entertainment, Inc.
(a)
..... 5,156 182,729
Denny's Corp.
(a)
.................... 6,672 61,449
Dine Brands Global, Inc. .............. 1,833 118,412
El Pollo Loco Holdings, Inc. ............ 2,076 20,677
Everi Holdings, Inc.
(a)
................ 10,229 146,786
F45 Training Holdings, Inc.
(a)
........... 5,465 15,575
First Watch Restaurant Group, Inc.
(a)
...... 1,836 24,841
Full House Resorts, Inc.
(a)
............. 3,953 29,727
Golden Entertainment, Inc.
(a)
........... 2,374 88,788
Hilton Grand Vacations, Inc.
(a)
.......... 10,465 403,321
Inspirato, Inc.
(a)
.................... 1,689 2,010
Inspired Entertainment, Inc.
(a)(b)
.......... 2,571 32,575
International Game Technology plc
(b)
...... 11,972 271,525
Jack in the Box, Inc.
(b)
................ 2,576 175,760
Krispy Kreme, Inc.
(b)
................. 8,355 86,224
Kura Sushi USA, Inc., Class A
(a)
......... 524 24,984
Life Time Group Holdings, Inc.
(a)
......... 5,394 64,512
Light & Wonder, Inc., Class A
(a)(b)
........ 11,428 669,681
Lindblad Expeditions Holdings, Inc.
(a)(b)
.... 4,188 32,248
Monarch Casino & Resort, Inc.
(a)
......... 1,662 127,791
NeoGames SA
(a)
................... 1,764 21,503
Noodles & Co., Class A
(a)
............. 5,344 29,339

BlackRock Small Cap Index V.I. Fund
Schedule of Investments
15
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
ONE Group Hospitality, Inc. (The)
(a)
....... 3,303 $ 20,809
Papa John's International, Inc. .......... 3,920 322,655
Portillo's, Inc., Class A
(a)(b)
............. 3,309 54,003
RCI Hospitality Holdings, Inc. ........... 1,076 100,272
Red Rock Resorts, Inc., Class A ......... 6,072 242,941
Rush Street Interactive, Inc., Class A
(a)
.... 7,983 28,659
Ruth's Hospitality Group, Inc. ........... 3,746 57,988
SeaWorld Entertainment, Inc.
(a)
......... 4,786 256,099
Shake Shack, Inc., Class A
(a)
........... 4,539 188,505
Sonder Holdings, Inc.
(a)(b)
.............. 22,619 28,047
Sweetgreen, Inc., Class A
(a)
............ 10,783 92,410
Target Hospitality Corp.
(a)
............. 3,320 50,265
Texas Roadhouse, Inc. ............... 8,039 731,147
Vacasa, Inc., Class A
(a)
............... 13,434 16,927
Wingstop, Inc.
(b)
.................... 3,615 497,496
Xponential Fitness, Inc., Class A
(a)
....... 2,174 49,850
6,556,189
Household Durables — 1.6%
Aterian, Inc.
(a)
..................... 7,070 5,446
Beazer Homes USA, Inc.
(a)(b)
........... 3,302 42,133
Cavco Industries, Inc.
(a)
............... 1,078 243,897
Century Communities, Inc. ............ 3,338 166,933
Dream Finders Homes, Inc., Class A
(a)
..... 2,433 21,070
Ethan Allen Interiors, Inc.
(b)
............ 2,628 69,432
GoPro, Inc., Class A
(a)
................ 15,442 76,901
Green Brick Partners, Inc.
(a)
............ 3,253 78,820
Helen of Troy Ltd.
(a)(b)
................ 2,904 322,083
Hovnanian Enterprises, Inc., Class A
(a)
..... 589 24,785
Installed Building Products, Inc. ......... 2,921 250,038
iRobot Corp.
(a)(b)
.................... 3,289 158,300
KB Home ........................ 9,232 294,039
Landsea Homes Corp.
(a)(b)
............. 1,327 6,914
La-Z-Boy, Inc.
(b)
.................... 5,168 117,934
Legacy Housing Corp.
(a)
.............. 963 18,258
LGI Homes, Inc.
(a)(b)
................. 2,487 230,296
Lifetime Brands, Inc. ................. 2,000 15,180
Lovesac Co. (The)
(a)
................. 1,802 39,662
M/I Homes, Inc.
(a)
................... 3,151 145,513
MDC Holdings, Inc. ................. 7,003 221,295
Meritage Homes Corp.
(a)
.............. 4,405 406,141
Purple Innovation, Inc.
(a)(b)
............. 6,667 31,935
Skyline Champion Corp.
(a)
............. 6,423 330,849
Snap One Holdings Corp.
(a)
............ 2,210 16,376
Sonos, Inc.
(a)
...................... 15,632 264,181
Taylor Morrison Home Corp.
(a)
.......... 12,650 383,927
Traeger, Inc.
(a)
..................... 4,596 12,961
TRI Pointe Homes, Inc.
(a)
.............. 12,366 229,884
Tupperware Brands Corp.
(a)
............ 5,411 22,402
Universal Electronics, Inc.
(a)
............ 1,671 34,773
Vizio Holding Corp., Class A
(a)
.......... 7,878 58,376
Vuzix Corp.
(a)
...................... 6,990 25,444
Weber, Inc., Class A ................. 3,138 25,261
4,391,439
Household Products — 0.3%
Central Garden & Pet Co.
(a)
............ 1,281 47,974
Central Garden & Pet Co., Class A
(a)(b)
..... 4,856 173,845
Energizer Holdings, Inc.
(b)
............. 8,035 269,574
WD-40 Co.
(b)
...................... 1,629 262,611
754,004
Independent Power and Renewable Electricity Producers — 0.5%
Altus Power, Inc.
(a)
.................. 4,863 31,707
Clearway Energy, Inc., Class A .......... 4,103 122,762
Clearway Energy, Inc., Class C ......... 10,045 320,134
Security
Shares
Shares Value
Independent Power and Renewable Electricity Producers
(continued)
Montauk Renewables, Inc.
(a)(b)
.......... 8,056 $ 88,857
Ormat Technologies, Inc. .............. 5,923 512,221
Sunnova Energy International, Inc.
(a)
...... 11,894 214,211
1,289,892
Industrial Conglomerates — 0.0%
Brookfield Business Corp., Class A ....... 3,016 56,671
Insurance — 2.1%
Ambac Financial Group, Inc.
(a)
.......... 5,361 93,496
American Equity Investment Life Holding Co.
(b)
8,473 386,538
AMERISAFE, Inc. .................. 2,367 123,013
Argo Group International Holdings Ltd. .... 3,782 97,765
Bright Health Group, Inc.
(a)(b)
........... 22,411 14,565
BRP Group, Inc., Class A
(a)
............ 7,385 185,659
CNO Financial Group, Inc. ............. 13,767 314,576
Crawford & Co., Class A .............. 2,365 13,149
Donegal Group, Inc., Class A
(b)
.......... 2,120 30,104
eHealth, Inc.
(a)(b)
.................... 2,852 13,804
Employers Holdings, Inc. .............. 3,300 142,329
Enstar Group Ltd.
(a)(b)
................ 1,373 317,218
Genworth Financial, Inc., Class A
(a)
....... 59,006 312,142
Goosehead Insurance, Inc., Class A
(a)(b)
.... 2,268 77,883
Greenlight Capital Re Ltd., Class A
(a)
...... 3,701 30,163
HCI Group, Inc.
(b)
................... 839 33,216
Hippo Holdings, Inc.
(a)
................ 1,885 25,636
Horace Mann Educators Corp.
(b)
......... 4,848 181,170
Investors Title Co. .................. 179 26,411
James River Group Holdings Ltd. ........ 3,796 79,374
Kinsale Capital Group, Inc. ............ 2,608 682,044
Lemonade, Inc.
(a)(b)
.................. 5,502 75,267
MBIA, Inc.
(a)
...................... 5,521 70,945
Mercury General Corp. ............... 3,294 112,655
National Western Life Group, Inc., Class A
(b)
. 289 81,209
NI Holdings, Inc.
(a)
.................. 1,275 16,919
Oscar Health, Inc., Class A
(a)
........... 13,716 33,741
Palomar Holdings, Inc.
(a)
.............. 2,926 132,138
ProAssurance Corp. ................. 6,229 108,821
RLI Corp. ........................ 4,685 615,000
Root, Inc., Class A
(a)
................. 900 4,041
Safety Insurance Group, Inc. ........... 1,633 137,597
Selective Insurance Group, Inc. ......... 7,221 639,853
Selectquote, Inc.
(a)
.................. 15,449 10,380
SiriusPoint Ltd.
(a)
................... 10,623 62,676
Stewart Information Services Corp. ....... 3,201 136,779
Tiptree, Inc. ...................... 3,191 44,163
Trean Insurance Group, Inc.
(a)
.......... 3,366 20,196
Trupanion, Inc.
(a)(b)
.................. 4,776 227,003
United Fire Group, Inc. ............... 2,555 69,905
Universal Insurance Holdings, Inc. ....... 2,707 28,667
5,808,210
Interactive Media & Services — 0.7%
Arena Group Holdings, Inc. (The)
(a)(b)
...... 1,316 13,963
Bumble, Inc., Class A
(a)
............... 10,313 217,089
Cargurus, Inc., Class A
(a)
.............. 12,204 170,978
Cars.com, Inc.
(a)
.................... 7,880 108,508
DHI Group, Inc.
(a)
................... 4,964 26,259
Eventbrite, Inc., Class A
(a)(b)
............ 8,953 52,464
EverQuote, Inc., Class A
(a)(b)
............ 2,728 40,211
fuboTV, Inc.
(a)
..................... 20,682 35,987
Leafly Holdings, Inc.
(a)
................ 1,304 850
MediaAlpha, Inc., Class A
(a)
............ 3,268 32,517
Outbrain, Inc.
(a)
.................... 4,636 16,782
QuinStreet, Inc.
(a)
................... 5,922 84,981

2022
BlackRock Annual Report to Shareholders
BlackRock Small Cap Index V.I. Fund
16
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Shares
Shares Value
Interactive Media & Services (continued)
Shutterstock, Inc. ................... 2,870 $ 151,306
TrueCar, Inc.
(a)
..................... 9,635 24,184
Vimeo, Inc.
(a)
...................... 16,622 57,013
Vinco Ventures, Inc.
(a)
................ 29,177 13,538
Wejo Group Ltd.
(a)(b)
................. 5,810 2,795
Yelp, Inc.
(a)
....................... 8,237 225,200
Ziff Davis, Inc.
(a)(b)
................... 5,494 434,575
ZipRecruiter, Inc., Class A
(a)
............ 8,918 146,433
1,855,633
Internet & Direct Marketing Retail — 0.3%
1-800-Flowers.com, Inc., Class A
(a)
....... 3,249 31,060
1stdibs.com, Inc.
(a)
.................. 2,479 12,593
aka Brands Holding Corp.
(a)
............ 3,941 5,005
BARK, Inc.
(a)(b)
..................... 13,878 20,678
CarParts.com, Inc.
(a)
................. 6,656 41,666
ContextLogic, Inc., Class A
(a)(b)
.......... 66,075 32,225
Duluth Holdings, Inc., Class B
(a)
......... 1,881 11,625
Groupon, Inc.
(a)(b)
................... 2,639 22,643
Lands' End, Inc.
(a)
.................. 1,728 13,115
Liquidity Services, Inc.
(a)
.............. 3,183 44,753
Lulu's Fashion Lounge Holdings, Inc.
(a)(b)
... 1,909 4,792
Overstock.com, Inc.
(a)(b)
............... 5,060 97,962
PetMed Express, Inc.
(b)
............... 2,618 46,339
Porch Group, Inc.
(a)
................. 9,074 17,059
Poshmark, Inc., Class A
(a)
............. 5,814 103,954
Quotient Technology, Inc.
(a)
............ 8,683 29,783
Qurate Retail, Inc.
(a)(b)
................ 40,651 66,261
RealReal, Inc. (The)
(a)
................ 12,306 15,382
Rent the Runway, Inc., Class A
(a)(b)
....... 5,424 16,543
Revolve Group, Inc., Class A
(a)(b)
......... 4,769 106,158
RumbleON, Inc., Class B
(a)(b)
........... 1,202 7,777
Stitch Fix, Inc., Class A
(a)
.............. 9,565 29,747
ThredUp, Inc., Class A
(a)
.............. 6,815 8,928
Vivid Seats, Inc., Class A
(a)
............ 2,872 20,966
Xometry, Inc., Class A
(a)(b)
............. 4,055 130,693
937,707
IT Services — 2.0%
AvidXchange Holdings, Inc.
(a)
........... 17,986 178,781
BigCommerce Holdings, Inc.
(a)
.......... 7,446 65,078
Brightcove, Inc.
(a)
................... 5,129 26,825
Cantaloupe, Inc.
(a)
.................. 6,923 30,115
Cass Information Systems, Inc. ......... 1,674 76,703
Cerberus Cyber Sentinel Corp.
(a)(b)
....... 5,303 13,523
Conduent, Inc.
(a)
................... 19,803 80,202
CSG Systems International, Inc. ......... 3,774 215,873
Cyxtera Technologies, Inc.
(a)(b)
.......... 4,942 9,489
DigitalOcean Holdings, Inc.
(a)(b)
.......... 8,508 216,699
Edgio, Inc.
(a)
...................... 17,629 19,921
EVERTEC, Inc. .................... 7,467 241,782
Evo Payments, Inc., Class A
(a)
.......... 5,833 197,389
ExlService Holdings, Inc.
(a)(b)
........... 3,919 663,996
Fastly, Inc., Class A
(a)
................ 13,969 114,406
Flywire Corp.
(a)
.................... 7,000 171,290
Grid Dynamics Holdings, Inc., Class A
(a)
.... 6,519 73,143
Hackett Group, Inc. (The) ............. 3,173 64,634
I3 Verticals, Inc., Class A
(a)
............. 2,624 63,868
IBEX Holdings Ltd.
(a)
................. 1,082 26,888
Information Services Group, Inc. ......... 4,126 18,980
International Money Express, Inc.
(a)
....... 3,685 89,803
Marqeta, Inc., Class A
(a)(b)
............. 52,458 320,518
Maximus, Inc. ..................... 7,329 537,436
MoneyGram International, Inc.
(a)
......... 11,564 125,932
Paya Holdings, Inc., Class A
(a)
.......... 10,094 79,440
Payoneer Global, Inc.
(a)
............... 26,327 144,009
Security
Shares
Shares Value
IT Services (continued)
Paysafe Ltd.
(a)
..................... 3,272 $ 45,448
Perficient, Inc.
(a)
.................... 4,133 288,607
PFSweb, Inc. ..................... 1,918 11,796
Priority Technology Holdings, Inc.
(a)
....... 1,951 10,262
Rackspace Technology, Inc.
(a)
.......... 7,639 22,535
Remitly Global, Inc.
(a)(b)
............... 12,521 143,365
Repay Holdings Corp., Class A
(a)
........ 10,324 83,108
Sabre Corp.
(a)
..................... 39,077 241,496
Squarespace, Inc., Class A
(a)
........... 3,638 80,654
StoneCo Ltd., Class A
(a)(b)
............. 33,098 312,445
TTEC Holdings, Inc.
(b)
................ 2,194 96,821
Tucows, Inc., Class A
(a)
............... 1,282 43,485
Unisys Corp.
(a)
..................... 7,794 39,827
Verra Mobility Corp., Class A
(a)
.......... 16,762 231,818
5,518,390
Leisure Products — 0.4%
Acushnet Holdings Corp.
(b)
............ 4,003 169,967
AMMO, Inc.
(a)(b)
.................... 10,187 17,624
Clarus Corp. ...................... 2,888 22,642
Johnson Outdoors, Inc., Class A ......... 635 41,986
Latham Group, Inc.
(a)
................ 5,052 16,267
Malibu Boats, Inc., Class A
(a)
........... 2,472 131,758
Marine Products Corp. ............... 798 9,392
MasterCraft Boat Holdings, Inc.
(a)
........ 2,195 56,785
Smith & Wesson Brands, Inc.
(b)
......... 5,641 48,964
Solo Brands, Inc., Class A
(a)
............ 3,296 12,261
Sturm Ruger & Co., Inc.
(b)
............. 2,027 102,607
Topgolf Callaway Brands Corp.
(a)(b)
....... 17,054 336,816
Vista Outdoor, Inc.
(a)
................. 6,796 165,619
1,132,688
Life Sciences Tools & Services — 0.8%
(a)
AbCellera Biologics, Inc. .............. 24,781 251,032
Adaptive Biotechnologies Corp.
(b)
........ 12,943 98,885
Akoya Biosciences, Inc. .............. 1,775 16,987
Alpha Teknova, Inc. ................. 1,560 8,798
Berkeley Lights, Inc. ................. 7,284 19,521
BioLife Solutions, Inc. ................ 3,913 71,217
Bionano Genomics, Inc.
(b)
............. 33,551 48,984
Codexis, Inc. ...................... 7,084 33,011
CryoPort, Inc. ..................... 5,270 91,435
Cytek Biosciences, Inc.
(b)
.............. 13,789 140,786
Inotiv, Inc. ........................ 2,066 10,206
MaxCyte, Inc. ..................... 10,631 58,045
Medpace Holdings, Inc. .............. 3,055 648,913
NanoString Technologies, Inc. .......... 5,292 42,177
Nautilus Biotechnology, Inc. ............ 5,534 9,961
NeoGenomics, Inc.
(b)
................ 15,084 139,376
OmniAb, Inc. ...................... 9,089 32,720
Pacific Biosciences of California, Inc. ..... 27,471 224,713
Quanterix Corp. .................... 4,455 61,702
Quantum-Si, Inc., Class A ............. 10,604 19,405
Science 37 Holdings, Inc. ............. 7,228 3,001
Seer, Inc., Class A
(b)
................. 5,989 34,736
Singular Genomics Systems, Inc.
(b)
....... 8,089 16,259
SomaLogic, Inc., Class A .............. 17,374 43,609
2,125,479
Machinery — 3.8%
3D Systems Corp.
(a)
................. 15,391 113,893
Alamo Group, Inc. .................. 1,244 176,150
Albany International Corp., Class A ....... 3,793 373,952
Altra Industrial Motion Corp. ........... 7,868 470,113
Astec Industries, Inc. ................ 2,763 112,344
Barnes Group, Inc. .................. 6,012 245,590

BlackRock Small Cap Index V.I. Fund
Schedule of Investments
17
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Shares
Shares Value
Machinery (continued)
Berkshire Grey, Inc.
(a)(b)
............... 5,667 $ 3,422
Blue Bird Corp.
(a)(b)
.................. 2,234 23,926
Chart Industries, Inc.
(a)
............... 5,178 596,661
CIRCOR International, Inc.
(a)
........... 2,124 50,891
Columbus McKinnon Corp. ............ 3,321 107,833
Desktop Metal, Inc., Class A
(a)(b)
......... 30,698 41,749
Douglas Dynamics, Inc. .............. 2,622 94,812
Energy Recovery, Inc.
(a)(b)
............. 6,479 132,755
Enerpac Tool Group Corp., Class A ....... 6,992 177,946
EnPro Industries, Inc.
(b)
............... 2,524 274,334
ESCO Technologies, Inc. ............. 3,136 274,525
Evoqua Water Technologies Corp.
(a)
...... 14,206 562,558
Fathom Digital Manufacturing C
(a)
........ 1,804 2,381
Federal Signal Corp. ................ 7,245 336,675
Franklin Electric Co., Inc. ............. 5,566 443,888
Gorman-Rupp Co. (The) .............. 2,709 69,405
Greenbrier Cos., Inc. (The) ............ 3,971 133,148
Helios Technologies, Inc. .............. 3,959 215,528
Hillenbrand, Inc.
(b)
.................. 8,448 360,476
Hillman Solutions Corp.
(a)
............. 16,800 121,128
Hydrofarm Holdings Group, Inc.
(a)
........ 6,436 9,976
Hyliion Holdings Corp., Class A
(a)
........ 16,191 37,887
Hyster-Yale Materials Handling, Inc.
(b)
..... 1,227 31,055
Hyzon Motors, Inc., Class A
(a)(b)
......... 10,193 15,799
John Bean Technologies Corp. .......... 3,841 350,799
Kadant, Inc.
(b)
..................... 1,406 249,748
Kennametal, Inc. ................... 9,839 236,726
Lightning eMotors, Inc.
(a)(b)
............. 4,545 1,666
Lindsay Corp. ..................... 1,350 219,847
Luxfer Holdings plc ................. 3,156 43,300
Manitowoc Co., Inc. (The)
(a)
............ 4,666 42,741
Markforged Holding Corp.
(a)(b)
........... 12,785 14,831
Microvast Holdings, Inc.
(a)(b)
............ 19,798 30,291
Miller Industries, Inc. ................ 1,481 39,483
Mueller Industries, Inc. ............... 6,782 400,138
Mueller Water Products, Inc., Class A ..... 19,196 206,549
Nikola Corp.
(a)(b)
.................... 42,258 91,277
Omega Flex, Inc.
(b)
.................. 375 34,995
Proterra, Inc.
(a)(b)
................... 27,034 101,918
Proto Labs, Inc.
(a)
................... 3,307 84,428
RBC Bearings, Inc.
(a)(b)
............... 3,457 723,723
REV Group, Inc.
(b)
.................. 4,239 53,496
Sarcos Technology & Robotics Corp.
(a)
.... 12,731 7,146
Shyft Group, Inc. (The) ............... 4,344 107,992
SPX Technologies, Inc.
(a)(b)
............. 5,325 349,586
Standex International Corp. ............ 1,469 150,440
Tennant Co. ...................... 2,187 134,654
Terex Corp. ....................... 8,054 344,067
Titan International, Inc.
(a)
.............. 6,023 92,272
Trinity Industries, Inc.
(b)
............... 9,911 293,068
Velo3D, Inc.
(a)
..................... 6,545 11,716
Wabash National Corp.
(b)
.............. 5,641 127,487
Watts Water Technologies, Inc., Class A .... 3,303 482,998
Xos, Inc.
(a)
....................... 6,353 2,814
10,640,996
Marine — 0.2%
Costamare, Inc. .................... 6,404 59,429
Eagle Bulk Shipping, Inc.
(b)
............ 1,558 77,806
Eneti, Inc. ........................ 2,657 26,703
Genco Shipping & Trading Ltd. .......... 4,286 65,833
Golden Ocean Group Ltd.
(b)
............ 15,156 131,706
Matson, Inc. ...................... 4,474 279,670
Safe Bulkers, Inc. .................. 9,571 27,851
668,998
Security
Shares
Shares Value
Media — 0.8%
AdTheorent Holding Co., Inc.
(a)
.......... 6,246 $ 10,368
Advantage Solutions, Inc., Class A
(a)(b)
..... 9,113 18,955
AMC Networks, Inc., Class A
(a)
.......... 3,512 55,033
Audacy, Inc., Class A
(a)(b)
.............. 14,977 3,371
Boston Omaha Corp., Class A
(a)
......... 2,765 73,272
Cardlytics, Inc.
(a)
................... 3,814 22,045
Clear Channel Outdoor Holdings, Inc.
(a)
.... 43,610 45,791
Cumulus Media, Inc., Class A
(a)(b)
........ 2,146 13,327
Daily Journal Corp.
(a)
................ 155 38,829
Entravision Communications Corp., Class A . 8,024 38,515
EW Scripps Co. (The), Class A
(a)
........ 7,028 92,699
Gambling.com Group Ltd.
(a)
............ 1,007 9,214
Gannett Co., Inc.
(a)(b)
................. 18,552 37,661
Gray Television, Inc. ................. 10,125 113,299
iHeartMedia, Inc., Class A
(a)
............ 14,446 88,554
Innovid Corp.
(a)(b)
................... 9,133 15,617
Integral Ad Science Holding Corp.
(a)
...... 4,565 40,126
John Wiley & Sons, Inc., Class A ........ 5,148 206,229
Loyalty Ventures, Inc.
(a)
............... 2,329 5,613
Magnite, Inc.
(a)
..................... 16,025 169,705
PubMatic, Inc., Class A
(a)
.............. 5,286 67,714
Scholastic Corp. ................... 3,534 139,452
Sinclair Broadcast Group, Inc., Class A .... 4,837 75,022
Stagwell, Inc., Class A
(a)
.............. 9,068 56,312
TechTarget, Inc.
(a)
................... 3,310 145,839
TEGNA, Inc. ...................... 27,047 573,126
Thryv Holdings, Inc.
(a)
................ 2,951 56,069
Urban One, Inc.
(a)
................... 1,517 5,704
Urban One, Inc., Class A
(a)
............. 1,261 5,737
WideOpenWest, Inc.
(a)
............... 6,242 56,865
2,280,063
Metals & Mining — 1.6%
5E Advanced Materials, Inc.
(a)(b)
......... 4,685 36,918
Alpha Metallurgical Resources, Inc. ...... 1,825 267,162
Arconic Corp.
(a)
.................... 12,101 256,057
ATI, Inc.
(a)
........................ 14,984 447,422
Carpenter Technology Corp. ........... 5,739 211,999
Century Aluminum Co.
(a)
.............. 6,320 51,698
Coeur Mining, Inc.
(a)
................. 33,570 112,795
Commercial Metals Co.
(b)
............. 14,007 676,538
Compass Minerals International, Inc. ...... 4,068 166,788
Constellium SE, Class A
(a)(b)
............ 15,357 181,673
Dakota Gold Corp.
(a)
................. 5,897 17,986
Haynes International, Inc. ............. 1,355 61,910
Hecla Mining Co. ................... 66,924 372,097
Hycroft Mining Holding Corp., Class A
(a)
.... 17,525 9,325
Ivanhoe Electric, Inc.
(a)
............... 1,543 18,747
Kaiser Aluminum Corp. ............... 1,906 144,780
Materion Corp.
(b)
................... 2,443 213,787
Novagold Resources, Inc.
(a)(b)
........... 28,296 169,210
Olympic Steel, Inc. .................. 985 33,076
Piedmont Lithium, Inc.
(a)(b)
............. 2,197 96,712
PolyMet Mining Corp.
(a)
............... 3,229 8,557
Ramaco Resources, Inc. .............. 2,603 22,880
Ryerson Holding Corp. ............... 2,476 74,924
Schnitzer Steel Industries, Inc., Class A .... 3,180 97,467
SunCoke Energy, Inc. ................ 10,374 89,528
TimkenSteel Corp.
(a)
................. 5,164 93,830
Warrior Met Coal, Inc. ................ 6,283 217,643
Worthington Industries, Inc.
(b)
........... 3,876 192,676
4,344,185
Mortgage Real Estate Investment Trusts (REITs) — 1.2%
AFC Gamma, Inc.
(b)
................. 2,019 31,759
Angel Oak Mortgage, Inc. ............. 1,478 6,991

2022
BlackRock Annual Report to Shareholders
BlackRock Small Cap Index V.I. Fund
18
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Shares
Shares Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Apollo Commercial Real Estate Finance, Inc.
(b)
16,969 $ 182,586
Arbor Realty Trust, Inc.
(b)
.............. 19,889 262,336
Ares Commercial Real Estate Corp.
(b)
..... 6,494 66,823
ARMOUR Residential REIT, Inc. ......... 15,792 88,909
Blackstone Mortgage Trust, Inc., Class A
(b)
.. 20,548 435,001
BrightSpire Capital, Inc., Class A
(b)
....... 11,222 69,913
Broadmark Realty Capital, Inc.
(b)
......... 15,450 55,002
Chicago Atlantic Real Estate Finance, Inc. .. 617 9,298
Chimera Investment Corp.
(b)
............ 28,130 154,715
Claros Mortgage Trust, Inc.
(b)
........... 11,378 167,370
Dynex Capital, Inc. .................. 5,194 66,068
Ellington Financial, Inc.
(b)
.............. 6,966 86,169
Franklin BSP Realty Trust, Inc.
(b)
......... 9,775 126,098
Granite Point Mortgage Trust, Inc.
(b)
...... 6,283 33,677
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.
(b)
................... 10,440 302,551
Invesco Mortgage Capital, Inc.
(b)
......... 3,876 49,342
KKR Real Estate Finance Trust, Inc.
(b)
..... 6,776 94,593
Ladder Capital Corp., Class A .......... 14,119 141,755
MFA Financial, Inc.
(b)
................ 12,037 118,564
New York Mortgage Trust, Inc.
(b)
......... 43,898 112,379
Nexpoint Real Estate Finance, Inc. ....... 910 14,460
Orchid Island Capital, Inc.
(b)
............ 4,131 43,376
PennyMac Mortgage Investment Trust
(b)
... 10,681 132,338
Ready Capital Corp.
(b)
................ 8,596 95,759
Redwood Trust, Inc.
(b)
................ 14,113 95,404
TPG RE Finance Trust, Inc.
(b)
........... 8,122 55,148
Two Harbors Investment Corp.
(b)
......... 10,118 159,561
3,257,945
Multiline Retail — 0.1%
Big Lots, Inc.
(b)
..................... 3,538 52,009
Dillard's, Inc., Class A ................ 474 153,197
Franchise Group, Inc.
(b)
............... 3,060 72,889
278,095
Multi-Utilities — 0.5%
Avista Corp. ...................... 8,428 373,697
Black Hills Corp. ................... 7,783 547,456
NorthWestern Corp.
(b)
................ 6,990 414,787
Unitil Corp. ....................... 1,938 99,536
1,435,476
Oil, Gas & Consumable Fuels — 4.6%
Aemetis, Inc.
(a)
..................... 3,668 14,525
Alto Ingredients, Inc.
(a)
............... 8,531 24,569
Amplify Energy Corp.
(a)
............... 4,141 36,399
Arch Resources, Inc., Class A
(b)
......... 1,767 252,310
Ardmore Shipping Corp.
(a)
............. 4,820 69,456
Battalion Oil Corp.
(a)
................. 145 1,408
Berry Corp. ....................... 9,538 76,304
California Resources Corp.
(b)
........... 8,863 385,629
Callon Petroleum Co.
(a)(b)
.............. 5,937 220,203
Centrus Energy Corp., Class A
(a)
......... 1,127 36,605
Chord Energy Corp.
(b)
................ 5,020 686,786
Civitas Resources, Inc.
(b)
.............. 8,839 512,043
Clean Energy Fuels Corp.
(a)
............ 20,123 104,640
CNX Resources Corp.
(a)
.............. 21,313 358,911
Comstock Resources, Inc.
(b)
............ 10,924 149,768
CONSOL Energy, Inc. ................ 4,198 272,870
Crescent Energy Co., Class A
(b)
......... 4,740 56,833
CVR Energy, Inc. ................... 3,693 115,739
Delek US Holdings, Inc. .............. 8,605 232,335
Denbury, Inc.
(a)
.................... 5,999 522,033
DHT Holdings, Inc. .................. 16,237 144,185
Dorian LPG Ltd. .................... 3,663 69,414
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Earthstone Energy, Inc., Class A
(a)
....... 5,580 $ 79,403
Empire Petroleum Corp.
(a)(b)
............ 1,392 17,122
Energy Fuels, Inc.
(a)
................. 19,542 121,356
Equitrans Midstream Corp. ............ 49,881 334,203
Excelerate Energy, Inc., Class A ......... 2,154 53,958
FLEX LNG Ltd.
(b)
................... 3,340 109,185
Frontline Ltd.
(b)
.................... 14,916 181,080
Gevo, Inc.
(a)(b)
..................... 23,669 44,971
Golar LNG Ltd.
(a)
................... 11,717 267,030
Green Plains, Inc.
(a)
................. 4,336 132,248
Gulfport Energy Corp.
(a)
.............. 1,382 101,770
HighPeak Energy, Inc.
(b)
.............. 720 16,466
International Seaways, Inc. ............ 5,961 220,676
Kinetik Holdings, Inc., Class A
(b)
......... 2,143 70,890
Kosmos Energy Ltd.
(a)(b)
............... 54,861 348,916
Laredo Petroleum, Inc.
(a)
.............. 1,988 102,223
Magnolia Oil & Gas Corp., Class A
(b)
...... 20,895 489,988
Matador Resources Co. .............. 13,590 777,892
Murphy Oil Corp.
(b)
.................. 17,737 762,868
NACCO Industries, Inc., Class A ......... 471 17,898
NextDecade Corp.
(a)
................. 5,299 26,177
Nordic American Tankers Ltd. .......... 25,459 77,905
Northern Oil and Gas, Inc.
(b)
............ 7,950 245,019
Par Pacific Holdings, Inc.
(a)
............ 6,248 145,266
PBF Energy, Inc., Class A ............. 11,833 482,550
Peabody Energy Corp.
(a)(b)
............. 14,052 371,254
Permian Resources Corp., Class A
(b)
...... 24,912 234,173
Ranger Oil Corp., Class A
(b)
............ 2,289 92,544
REX American Resources Corp.
(a)
....... 1,938 61,745
Riley Exploration Permian, Inc. .......... 1,248 36,729
Ring Energy, Inc.
(a)
.................. 10,037 24,691
SandRidge Energy, Inc.
(a)
............. 2,484 42,303
Scorpio Tankers, Inc. ................ 5,630 302,725
SFL Corp. Ltd. ..................... 14,159 130,546
SilverBow Resources, Inc.
(a)
............ 1,362 38,517
Sitio Royalties Corp. ................. 8,490 244,937
SM Energy Co. .................... 14,671 510,991
Talos Energy, Inc.
(a)
................. 8,113 153,173
Teekay Corp.
(a)
.................... 8,555 38,840
Teekay Tankers Ltd., Class A
(a)
.......... 2,735 84,265
Tellurian, Inc.
(a)(b)
................... 61,231 102,868
Uranium Energy Corp.
(a)(b)
............. 42,378 164,427
Ur-Energy, Inc.
(a)
................... 28,575 32,861
VAALCO Energy, Inc.
(b)
............... 12,459 56,813
Vertex Energy, Inc.
(a)(b)
............... 6,279 38,930
W&T Offshore, Inc.
(a)
................ 11,854 66,145
World Fuel Services Corp. ............. 7,355 201,012
12,600,514
Paper & Forest Products — 0.2%
Clearwater Paper Corp.
(a)
............. 1,927 72,860
Glatfelter Corp. .................... 5,324 14,801
Resolute Forest Products, Inc.
(a)
......... 5,678 122,588
Sylvamo Corp. .................... 4,348 211,269
421,518
Personal Products — 0.7%
Beauty Health Co. (The), Class A
(a)(b)
...... 11,404 103,776
BellRing Brands, Inc.
(a)
............... 15,846 406,292
Edgewell Personal Care Co. ........... 6,237 240,374
elf Beauty, Inc.
(a)(b)
.................. 5,907 326,657
Herbalife Nutrition Ltd.
(a)
.............. 11,832 176,060
Honest Co., Inc. (The)
(a)
.............. 7,109 21,398
Inter Parfums, Inc.
(b)
................. 2,139 206,456
Medifast, Inc. ..................... 1,320 152,262
Nature's Sunshine Products, Inc.
(a)
....... 1,858 15,459

BlackRock Small Cap Index V.I. Fund
Schedule of Investments
19
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Shares
Shares Value
Personal Products (continued)
Nu Skin Enterprises, Inc., Class A
(b)
...... 5,949 $ 250,810
Thorne HealthTech, Inc.
(a)(b)
............ 1,453 5,274
USANA Health Sciences, Inc.
(a)
......... 1,304 69,373
Veru, Inc.
(a)(b)
...................... 7,673 40,513
2,014,704
Pharmaceuticals — 1.8%
Aclaris Therapeutics, Inc.
(a)(b)
........... 7,590 119,542
Amneal Pharmaceuticals, Inc.
(a)
......... 13,331 26,529
Amphastar Pharmaceuticals, Inc.
(a)
....... 4,598 128,836
Amylyx Pharmaceuticals, Inc.
(a)
......... 6,027 222,698
AN2 Therapeutics, Inc.
(a)
.............. 974 9,282
ANI Pharmaceuticals, Inc.
(a)
............ 1,537 61,834
Arvinas, Inc.
(a)(b)
.................... 5,900 201,839
Atea Pharmaceuticals, Inc.
(a)
........... 8,884 42,732
Athira Pharma, Inc.
(a)
................ 4,783 15,162
Axsome Therapeutics, Inc.
(a)
........... 3,839 296,102
Cara Therapeutics, Inc.
(a)(b)
............ 5,499 59,059
Cassava Sciences, Inc.
(a)(b)
............ 4,563 134,791
CinCor Pharma, Inc.
(a)
................ 3,042 37,386
Collegium Pharmaceutical, Inc.
(a)
........ 4,246 98,507
Contra Ligand Pharmace
(a)(d)
........... 703 —
Corcept Therapeutics, Inc.
(a)
........... 10,239 207,954
CoreCivic, Inc.
(a)
................... 13,531 156,418
CorVel Corp.
(a)
..................... 1,059 153,904
DICE Therapeutics, Inc.
(a)
............. 4,250 132,600
Edgewise Therapeutics, Inc.
(a)
.......... 4,576 40,909
Esperion Therapeutics, Inc.
(a)
........... 9,539 59,428
Evolus, Inc.
(a)
..................... 4,536 34,065
EyePoint Pharmaceuticals, Inc.
(a)
........ 3,102 10,857
Fulcrum Therapeutics, Inc.
(a)
........... 5,567 40,528
Harmony Biosciences Holdings, Inc.
(a)
..... 3,219 177,367
Innoviva, Inc.
(a)(b)
................... 7,965 105,536
Intra-Cellular Therapies, Inc.
(a)
.......... 11,118 588,365
Ligand Pharmaceuticals, Inc.
(a)(b)
......... 1,855 123,914
Liquidia Corp.
(a)
.................... 5,540 35,290
Nektar Therapeutics
(a)
................ 21,067 47,611
NGM Biopharmaceuticals, Inc.
(a)
......... 4,552 22,851
Nuvation Bio, Inc., Class A
(a)
........... 13,513 25,945
Ocular Therapeutix, Inc.
(a)
............. 8,761 24,618
Pacira BioSciences, Inc.
(a)(b)
............ 5,408 208,803
Phathom Pharmaceuticals, Inc.
(a)(b)
....... 2,608 29,262
Phibro Animal Health Corp., Class A ...... 2,402 32,211
Prestige Consumer Healthcare, Inc.
(a)
..... 5,908 369,841
Provention Bio, Inc.
(a)
................ 7,559 79,899
Reata Pharmaceuticals, Inc., Class A
(a)
.... 3,296 125,215
Relmada Therapeutics, Inc.
(a)(b)
.......... 3,359 11,723
Revance Therapeutics, Inc.
(a)
........... 9,658 178,287
SIGA Technologies, Inc. .............. 5,358 39,435
Supernus Pharmaceuticals, Inc.
(a)(b)
....... 6,085 217,052
Tarsus Pharmaceuticals, Inc.
(a)
.......... 2,105 30,859
Theravance Biopharma, Inc.
(a)
.......... 7,563 84,857
Theseus Pharmaceuticals, Inc.
(a)(b)
....... 2,674 13,317
Third Harmonic Bio, Inc.
(a)(b)
............ 1,472 6,330
Tricida, Inc.
(a)
...................... 3,866 591
Ventyx Biosciences, Inc.
(a)
............. 3,003 98,468
Xeris Biopharma Holdings, Inc.
(a)(b)
....... 15,370 20,442
4,989,051
Professional Services — 1.6%
Alight, Inc., Class A
(a)
................ 40,524 338,781
ASGN, Inc.
(a)
...................... 5,917 482,117
Atlas Technical Consultants, Inc.
(a)(b)
...... 1,900 9,785
Barrett Business Services, Inc. .......... 789 73,598
CBIZ, Inc.
(a)(b)
...................... 5,841 273,651
CRA International, Inc. ............... 841 102,964
Security
Shares
Shares Value
Professional Services (continued)
Exponent, Inc. ..................... 6,135 $ 607,917
First Advantage Corp.
(a)(b)
............. 7,098 92,274
Forrester Research, Inc.
(a)
............. 1,441 51,530
Franklin Covey Co.
(a)
................ 1,417 66,273
Heidrick & Struggles International, Inc. .... 2,229 62,345
HireRight Holdings Corp.
(a)
............ 2,630 31,192
Huron Consulting Group, Inc.
(a)
.......... 2,438 176,999
ICF International, Inc. ................ 2,213 219,198
Insperity, Inc. ...................... 4,369 496,318
Kelly Services, Inc., Class A ............ 4,184 70,710
Kforce, Inc. ....................... 2,457 134,717
Korn Ferry ....................... 6,350 321,437
Legalzoom.com, Inc.
(a)(b)
.............. 11,373 88,027
Planet Labs PBC
(a)(b)
................. 18,052 78,526
Red Violet, Inc.
(a)
................... 1,100 25,322
Resources Connection, Inc. ............ 4,061 74,641
Skillsoft Corp.
(a)(b)
................... 9,424 12,251
Spire Global, Inc.
(a)
.................. 14,521 13,940
Sterling Check Corp.
(a)(b)
.............. 2,749 42,527
TriNet Group, Inc.
(a)
................. 4,576 310,253
TrueBlue, Inc.
(a)(b)
................... 3,719 72,818
Upwork, Inc.
(a)
..................... 14,292 149,208
Willdan Group, Inc.
(a)
................ 1,339 23,901
4,503,220
Real Estate Management & Development — 0.6%
American Realty Investors, Inc.
(a)
........ 97 2,488
Anywhere Real Estate, Inc.
(a)
........... 13,503 86,284
Compass, Inc., Class A
(a)
.............. 33,057 77,023
Cushman & Wakefield plc
(a)
............ 19,001 236,752
DigitalBridge Group, Inc., Class A ........ 19,063 208,549
Doma Holdings, Inc.
(a)(b)
............... 15,898 7,200
Douglas Elliman, Inc. ................ 9,949 40,492
eXp World Holdings, Inc.
(b)
............. 8,079 89,515
Forestar Group, Inc.
(a)
................ 2,206 33,995
FRP Holdings, Inc.
(a)
................. 861 46,374
Kennedy-Wilson Holdings, Inc. .......... 14,171 222,910
Marcus & Millichap, Inc. .............. 3,000 103,350
Newmark Group, Inc., Class A .......... 16,156 128,763
Offerpad Solutions, Inc.
(a)(b)
............ 7,925 3,649
RE/MAX Holdings, Inc., Class A ......... 2,229 41,549
Redfin Corp.
(a)(b)
.................... 12,169 51,597
RMR Group, Inc. (The), Class A ......... 1,933 54,607
St. Joe Co. (The)
(b)
.................. 4,262 164,726
Stratus Properties, Inc.
(b)
.............. 685 13,214
Tejon Ranch Co.
(a)
.................. 2,315 43,615
Transcontinental Realty Investors, Inc.
(a)
... 183 8,085
1,664,737
Road & Rail — 0.6%
ArcBest Corp. ..................... 2,942 206,058
Bird Global, Inc., Class A
(a)
............ 19,902 3,586
Covenant Logistics Group, Inc., Class A .... 1,100 38,027
Daseke, Inc.
(a)
..................... 5,022 28,575
Heartland Express, Inc. ............... 5,885 90,276
Marten Transport Ltd. ................ 7,258 143,563
PAM Transportation Services, Inc.
(a)(b)
..... 707 18,311
Saia, Inc.
(a)
....................... 3,210 673,073
TuSimple Holdings, Inc., Class A
(a)
....... 16,245 26,642
Universal Logistics Holdings, Inc. ........ 814 27,220
Werner Enterprises, Inc. .............. 7,717 310,687
1,566,018
Semiconductors & Semiconductor Equipment — 2.5%
ACM Research, Inc., Class A
(a)
.......... 5,566 42,914
Alpha & Omega Semiconductor Ltd.
(a)
..... 2,793 79,796

2022
BlackRock Annual Report to Shareholders
BlackRock Small Cap Index V.I. Fund
20
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Ambarella, Inc.
(a)
................... 4,426 $ 363,950
Amkor Technology, Inc. ............... 12,106 290,302
Atomera, Inc.
(a)
.................... 2,344 14,580
Axcelis Technologies, Inc.
(a)
............ 3,913 310,536
AXT, Inc.
(a)(b)
...................... 4,807 21,055
CEVA, Inc.
(a)
...................... 2,732 69,885
Cohu, Inc.
(a)
...................... 5,717 183,230
Credo Technology Group Holding Ltd.
(a)
.... 11,960 159,188
Diodes, Inc.
(a)
..................... 5,407 411,689
FormFactor, Inc.
(a)
.................. 9,274 206,161
Ichor Holdings Ltd.
(a)
................. 3,264 87,540
Impinj, Inc.
(a)(b)
..................... 2,596 283,431
indie Semiconductor, Inc., Class A
(a)(b)
..... 12,623 73,592
Kulicke & Soffa Industries, Inc.
(b)
......... 6,964 308,227
MACOM Technology Solutions Holdings, Inc.
(a)
6,117 385,249
MaxLinear, Inc.
(a)
................... 8,663 294,109
Onto Innovation, Inc.
(a)
............... 5,978 407,042
PDF Solutions, Inc.
(a)
................ 3,601 102,701
Photronics, Inc.
(a)
................... 7,092 119,358
Power Integrations, Inc. .............. 6,900 494,868
Rambus, Inc.
(a)
.................... 12,815 459,033
Rigetti Computing, Inc.
(a)
.............. 12,518 9,128
Rockley Photonics Holdings Ltd.
(a)
....... 11,834 1,658
Semtech Corp.
(a)
................... 7,494 215,003
Silicon Laboratories, Inc.
(a)
............. 3,958 536,982
SiTime Corp.
(a)
..................... 1,933 196,431
SkyWater Technology, Inc.
(a)
........... 1,231 8,752
SMART Global Holdings, Inc.
(a)
.......... 5,755 85,634
Synaptics, Inc.
(a)
................... 4,764 453,342
Transphorm, Inc.
(a)(b)
................. 2,490 13,546
Ultra Clean Holdings, Inc.
(a)
............ 5,523 183,087
Veeco Instruments, Inc.
(a)
............. 6,247 116,069
6,988,068
Software — 4.6%
8x8, Inc.
(a)(b)
....................... 13,294 57,430
A10 Networks, Inc. .................. 7,492 124,592
ACI Worldwide, Inc.
(a)
................ 13,600 312,800
Adeia, Inc. ....................... 12,320 116,794
Agilysys, Inc.
(a)
.................... 2,419 191,440
Alarm.com Holdings, Inc.
(a)(b)
........... 5,770 285,500
Alkami Technology, Inc.
(a)(b)
............ 4,164 60,753
Altair Engineering, Inc., Class A
(a)(b)
....... 6,200 281,914
American Software, Inc., Class A ........ 3,744 54,962
Amplitude, Inc., Class A
(a)(b)
............ 6,492 78,423
Appfolio, Inc., Class A
(a)
.............. 2,368 249,540
Appian Corp., Class A
(a)
.............. 4,740 154,334
Applied Digital Corp.
(a)
............... 8,819 16,227
Arteris, Inc.
(a)
...................... 1,965 8,450
Asana, Inc., Class A
(a)
................ 8,671 119,400
Avaya Holdings Corp.
(a)(b)
.............. 10,563 2,070
AvePoint, Inc., Class A
(a)(b)
............. 14,953 61,457
Benefitfocus, Inc.
(a)
.................. 2,979 31,160
Blackbaud, Inc.
(a)
................... 5,556 327,026
Blackline, Inc.
(a)
.................... 6,700 450,709
Blend Labs, Inc., Class A
(a)
............ 21,478 30,928
Box, Inc., Class A
(a)
................. 16,839 524,198
C3.ai, Inc., Class A
(a)
................ 7,491 83,824
Cerence, Inc.
(a)
.................... 4,701 87,110
Cipher Mining, Inc.
(a)
................. 4,648 2,603
Cleanspark, Inc.
(a)(b)
................. 4,753 9,696
Clear Secure, Inc., Class A
(b)
........... 7,539 206,795
CommVault Systems, Inc.
(a)
............ 5,389 338,645
Consensus Cloud Solutions, Inc.
(a)
....... 2,223 119,508
Couchbase, Inc.
(a)
.................. 3,254 43,148
CS Disco, Inc.
(a)
.................... 2,581 16,312
Security
Shares
Shares Value
Software (continued)
Cvent Holding Corp.
(a)
................ 5,618 $ 30,337
Digimarc Corp.
(a)
................... 1,490 27,550
Digital Turbine, Inc.
(a)
................ 11,075 168,783
Domo, Inc., Class B
(a)
................ 3,734 53,172
Duck Creek Technologies, Inc.
(a)
......... 9,691 116,777
E2open Parent Holdings, Inc., Class A
(a)(b)
.. 23,387 137,282
Ebix, Inc. ........................ 3,214 64,151
eGain Corp.
(a)
..................... 2,947 26,611
Enfusion, Inc., Class A
(a)
.............. 3,334 32,240
EngageSmart, Inc.
(a)
................. 4,544 79,974
Envestnet, Inc.
(a)
................... 6,439 397,286
Everbridge, Inc.
(a)
................... 4,855 143,611
EverCommerce, Inc.
(a)
............... 2,584 19,225
ForgeRock, Inc., Class A
(a)
............. 4,611 104,992
Greenidge Generation Holdings, Inc.
(a)(b)
... 1,068 309
Instructure Holdings, Inc.
(a)(b)
........... 2,009 47,091
Intapp, Inc.
(a)
...................... 1,604 40,004
InterDigital, Inc.
(b)
................... 3,669 181,542
IronNet, Inc.
(a)
..................... 7,525 1,731
Kaleyra, Inc.
(a)
..................... 3,423 2,585
KnowBe4, Inc., Class A
(a)
............. 8,824 218,659
Latch, Inc.
(a)
...................... 14,656 10,404
LivePerson, Inc.
(a)
.................. 8,297 84,132
LiveRamp Holdings, Inc.
(a)
............. 8,108 190,052
LiveVox Holdings, Inc.
(a)(b)
............. 5,098 15,141
Marathon Digital Holdings, Inc.
(a)
......... 13,212 45,185
Matterport, Inc., Class A
(a)
............. 27,944 78,243
MeridianLink, Inc.
(a)
................. 2,633 36,151
MicroStrategy, Inc., Class A
(a)(b)
.......... 1,143 161,815
Mitek Systems, Inc.
(a)
................ 5,018 48,624
Model N, Inc.
(a)(b)
................... 4,436 179,924
Momentive Global, Inc.
(a)
.............. 15,719 110,033
N-able, Inc.
(a)
...................... 7,916 81,377
NextNav, Inc.
(a)(b)
................... 8,223 24,093
Olo, Inc., Class A
(a)
.................. 10,440 65,250
ON24, Inc.
(a)
...................... 4,830 41,683
OneSpan, Inc.
(a)
.................... 4,995 55,894
PagerDuty, Inc.
(a)
................... 10,342 274,684
PowerSchool Holdings, Inc., Class A
(a)
..... 5,697 131,487
Progress Software Corp. .............. 5,237 264,207
PROS Holdings, Inc.
(a)
............... 5,107 123,896
Q2 Holdings, Inc.
(a)
.................. 6,874 184,704
Qualys, Inc.
(a)
..................... 4,668 523,890
Rapid7, Inc.
(a)
..................... 7,277 247,272
Rimini Street, Inc.
(a)
................. 6,637 25,287
Riot Blockchain, Inc.
(a)(b)
.............. 19,535 66,224
Sapiens International Corp. NV
(b)
........ 3,805 70,316
SecureWorks Corp., Class A
(a)
.......... 1,090 6,965
ShotSpotter, Inc.
(a)
.................. 1,052 35,589
SolarWinds Corp.
(a)
................. 5,606 52,472
Sprout Social, Inc., Class A
(a)(b)
.......... 5,572 314,595
SPS Commerce, Inc.
(a)
............... 4,348 558,414
Sumo Logic, Inc.
(a)
.................. 13,675 110,768
Telos Corp.
(a)
...................... 6,254 31,833
Tenable Holdings, Inc.
(a)
.............. 13,428 512,278
Terawulf, Inc.
(a)
.................... 4,248 2,827
Upland Software, Inc.
(a)
............... 3,315 23,636
UserTesting, Inc.
(a)
.................. 5,493 41,252
Varonis Systems, Inc.
(a)
............... 13,333 319,192
Verint Systems, Inc.
(a)
................ 7,576 274,857
Veritone, Inc.
(a)
.................... 4,498 23,839
Viant Technology, Inc., Class A
(a)
......... 2,867 11,525
Weave Communications, Inc.
(a)(b)
........ 3,769 17,262
WM Technology, Inc., Class A
(a)
......... 8,332 8,415
Workiva, Inc., Class A
(a)(b)
............. 5,780 485,347

BlackRock Small Cap Index V.I. Fund
Schedule of Investments
21
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Shares
Shares Value
Software (continued)
Xperi, Inc.
(a)(b)
..................... 4,928 $ 42,430
Yext, Inc.
(a)
....................... 14,464 94,450
Zeta Global Holdings Corp., Class A
(a)(b)
.... 13,957 114,029
Zuora, Inc., Class A
(a)
................ 14,678 93,352
12,656,955
Specialty Retail — 2.4%
Aaron's Co., Inc. (The) ............... 3,894 46,533
Abercrombie & Fitch Co., Class A
(a)(b)
...... 5,762 132,007
Academy Sports & Outdoors, Inc. ........ 9,388 493,246
American Eagle Outfitters, Inc. .......... 18,678 260,745
America's Car-Mart, Inc.
(a)
............. 761 54,990
Arko Corp. ....................... 9,829 85,119
Asbury Automotive Group, Inc.
(a)
......... 2,669 478,418
Bed Bath & Beyond, Inc.
(a)(b)
............ 9,606 24,111
Big 5 Sporting Goods Corp. ............ 2,483 21,925
Boot Barn Holdings, Inc.
(a)(b)
............ 3,539 221,258
Buckle, Inc. (The) .................. 3,672 166,525
Build-A-Bear Workshop, Inc.
(a)
.......... 1,647 39,265
Caleres, Inc. ...................... 4,338 96,651
Camping World Holdings, Inc., Class A
(b)
... 4,776 106,600
Cato Corp. (The), Class A ............. 2,154 20,097
Chico's FAS, Inc.
(a)
.................. 15,314 75,345
Children's Place, Inc. (The)
(a)
........... 1,627 59,255
Citi Trends, Inc.
(a)
................... 1,026 27,169
Conn's, Inc.
(a)
..................... 2,096 14,421
Container Store Group, Inc. (The)
(a)
....... 3,888 16,757
Designer Brands, Inc., Class A .......... 6,075 59,414
Destination XL Group, Inc.
(a)
........... 6,938 46,832
EVgo, Inc., Class A
(a)(b)
............... 7,890 35,268
Express, Inc.
(a)
..................... 7,458 7,607
Foot Locker, Inc.
(b)
.................. 9,627 363,804
Genesco, Inc.
(a)
.................... 1,522 70,042
Group 1 Automotive, Inc.
(b)
............. 1,723 310,778
GrowGeneration Corp.
(a)
.............. 6,574 25,770
Guess?, Inc.
(b)
..................... 3,947 81,663
Haverty Furniture Cos., Inc. ............ 1,754 52,445
Hibbett, Inc. ...................... 1,492 101,784
JOANN, Inc. ...................... 1,370 3,905
LL Flooring Holdings, Inc.
(a)
............ 4,015 22,564
MarineMax, Inc.
(a)
................... 2,482 77,488
Monro, Inc. ....................... 3,831 173,161
Murphy USA, Inc. .................. 2,519 704,161
National Vision Holdings, Inc.
(a)
......... 9,461 366,708
ODP Corp. (The)
(a)
.................. 4,919 224,011
OneWater Marine, Inc., Class A
(a)(b)
....... 1,285 36,751
Party City Holdco, Inc.
(a)(b)
............. 12,671 4,631
Rent-A-Center, Inc.
(b)
................ 5,958 134,353
Sally Beauty Holdings, Inc.
(a)
........... 12,872 161,157
Shoe Carnival, Inc.
(b)
................ 1,929 46,122
Signet Jewelers Ltd.
(b)
................ 5,513 374,884
Sleep Number Corp.
(a)
............... 2,585 67,158
Sonic Automotive, Inc., Class A
(b)
........ 2,110 103,960
Sportsman's Warehouse Holdings, Inc.
(a)
... 4,397 41,376
Tile Shop Holdings, Inc.
(a)
............. 4,225 18,506
Tilly's, Inc., Class A
(a)
................ 3,026 27,385
Torrid Holdings, Inc.
(a)
................ 1,710 5,062
TravelCenters of America, Inc.
(a)
......... 1,501 67,215
Urban Outfitters, Inc.
(a)
............... 7,655 182,572
Volta, Inc., Class A
(a)(b)
................ 14,187 5,042
Warby Parker, Inc., Class A
(a)(b)
.......... 10,229 137,989
Winmark Corp. .................... 331 78,060
Zumiez, Inc.
(a)
..................... 1,816 39,480
6,699,545
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals — 0.3%
Avid Technology, Inc.
(a)
............... 4,143 $ 110,162
CompoSecure, Inc.
(a)
................ 1,448 7,110
Corsair Gaming, Inc.
(a)
............... 4,448 60,359
Diebold Nixdorf, Inc.
(a)
................ 8,609 12,225
Eastman Kodak Co.
(a)(b)
............... 6,746 20,575
IonQ, Inc.
(a)(b)
...................... 13,795 47,593
Super Micro Computer, Inc.
(a)
........... 5,640 463,044
Turtle Beach Corp.
(a)(b)
................ 1,876 13,451
Xerox Holdings Corp. ................ 13,799 201,466
935,985
Textiles, Apparel & Luxury Goods — 0.7%
Allbirds, Inc., Class A
(a)
............... 10,956 26,513
Crocs, Inc.
(a)
...................... 7,348 796,744
Ermenegildo Zegna NV ............... 7,526 78,797
Fossil Group, Inc.
(a)
................. 5,734 24,714
G-III Apparel Group Ltd.
(a)
............. 5,206 71,374
Kontoor Brands, Inc.
(b)
............... 6,718 268,653
Movado Group, Inc.
(b)
................ 1,997 64,403
Oxford Industries, Inc.
(b)
.............. 1,801 167,817
PLBY Group, Inc.
(a)(b)
................ 5,537 15,227
Rocky Brands, Inc.
(b)
................. 963 22,746
Steven Madden Ltd. ................. 9,262 296,014
Superior Group of Cos., Inc. ........... 1,397 14,054
Unifi, Inc.
(a)
....................... 2,022 17,409
Wolverine World Wide, Inc. ............ 9,344 102,130
1,966,595
Thrifts & Mortgage Finance — 1.3%
Axos Financial, Inc.
(a)
................ 6,807 260,164
Blue Foundry Bancorp
(a)
.............. 3,298 42,379
Bridgewater Bancshares, Inc.
(a)
......... 2,423 42,984
Capitol Federal Financial, Inc.
(b)
......... 15,065 130,312
Columbia Financial, Inc.
(a)
............. 4,393 94,977
Enact Holdings, Inc.
(b)
................ 3,488 84,131
Essent Group Ltd. .................. 12,727 494,826
Federal Agricultural Mortgage Corp., Class C 1,076 121,276
Finance of America Cos., Inc., Class A
(a)(b)
.. 6,243 7,929
Greene County Bancorp, Inc. ........... 393 22,566
Hingham Institution for Savings (The) ..... 194 53,536
Home Bancorp, Inc.
(b)
................ 792 31,704
Home Point Capital, Inc. .............. 965 1,322
Kearny Financial Corp. ............... 7,196 73,039
Luther Burbank Corp.
(b)
............... 1,727 19,187
Merchants Bancorp
(b)
................ 1,980 48,154
Mr Cooper Group, Inc.
(a)
.............. 8,272 331,955
NMI Holdings, Inc., Class A
(a)
........... 10,038 209,794
Northfield Bancorp, Inc.
(b)
............. 5,107 80,333
PennyMac Financial Services, Inc.
(b)
...... 3,191 180,802
Pioneer Bancorp, Inc.
(a)
............... 1,483 16,906
Provident Bancorp, Inc. ............... 1,591 11,583
Provident Financial Services, Inc.
(b)
....... 8,845 188,929
Radian Group, Inc. .................. 18,946 361,300
Southern Missouri Bancorp, Inc. ......... 992 45,463
Sterling Bancorp, Inc.
(a)(b)
.............. 1,988 12,107
TrustCo Bank Corp. ................. 2,175 81,758
Velocity Financial, Inc.
(a)
.............. 1,023 9,872
Walker & Dunlop, Inc. ................ 3,703 290,612
Waterstone Financial, Inc.
(b)
............ 2,445 42,152
WSFS Financial Corp. ............... 7,195 326,221
3,718,273
Tobacco — 0.2%
22nd Century Group, Inc.
(a)(b)
........... 22,857 21,040
Turning Point Brands, Inc. ............. 1,769 38,263
Universal Corp. .................... 2,977 157,215

2022
BlackRock Annual Report to Shareholders
BlackRock Small Cap Index V.I. Fund
22
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Shares
Shares Value
Tobacco (continued)
Vector Group Ltd. .................. 17,530 $ 207,906
424,424
Trading Companies & Distributors — 1.7%
Alta Equipment Group, Inc. ............ 2,841 37,473
Applied Industrial Technologies, Inc. ...... 4,602 579,990
Beacon Roofing Supply, Inc.
(a)
.......... 6,131 323,655
BlueLinx Holdings, Inc.
(a)
.............. 1,070 76,088
Boise Cascade Co. ................. 4,727 324,603
Custom Truck One Source, Inc.
(a)(b)
....... 7,030 44,430
Distribution Solutions Group, Inc.
(a)(b)
...... 584 21,526
DXP Enterprises, Inc.
(a)
............... 1,768 48,708
GATX Corp.
(b)
..................... 4,262 453,221
Global Industrial Co. ................. 1,433 33,718
GMS, Inc.
(a)
....................... 5,215 259,707
H&E Equipment Services, Inc. .......... 3,900 177,060
Herc Holdings, Inc. .................. 3,028 398,394
Hudson Technologies, Inc.
(a)
........... 5,008 50,681
Karat Packaging, Inc. ................ 507 7,285
McGrath RentCorp .................. 2,910 287,333
MRC Global, Inc.
(a)(b)
................. 10,027 116,113
NOW, Inc.
(a)
...................... 13,518 171,679
Rush Enterprises, Inc., Class A ......... 5,013 262,080
Rush Enterprises, Inc., Class B
(b)
........ 853 47,998
Textainer Group Holdings Ltd. .......... 5,374 166,648
Titan Machinery, Inc.
(a)
............... 2,427 96,425
Transcat, Inc.
(a)
.................... 862 61,090
Triton International Ltd. ............... 7,079 486,894
Veritiv Corp. ...................... 1,569 190,963
4,723,762
Water Utilities — 0.5%
American States Water Co.
(b)
........... 4,474 414,069
Artesian Resources Corp., Class A ....... 1,071 62,739
California Water Service Group ......... 6,431 389,976
Global Water Resources, Inc. ........... 1,630 21,647
Middlesex Water Co. ................ 2,039 160,408
Pure Cycle Corp.
(a)
.................. 2,785 29,187
SJW Group
(b)
..................... 3,275 265,897
York Water Co. (The)
(b)
............... 1,683 75,701
1,419,624
Wireless Telecommunication Services — 0.1%
Gogo, Inc.
(a)
...................... 5,934 87,586
KORE Group Holdings, Inc.
(a)
........... 4,074 5,133
Shenandoah Telecommunications Co. ..... 5,764 91,532
Telephone and Data Systems, Inc.
(b)
...... 12,055 126,457
United States Cellular Corp.
(a)
.......... 1,868 38,948
349,656
Total Common Stocks — 99.3%
(Cost: $251,657,504) ............................. 275,065,589
Investment Companies
Ferroglobe Representation and Warranty
Insurance Trust
(d)
................. 10,979 —
Total Investment Companies — 0.0%
(Cost: $—) .................................... —
Security
Shares
Shares Value
Rights
Biotechnology — 0.0%
(a)(d)
Contra Aduro Biotech I ............... 1,703 $ 4,324
Oncternal Therapeutics, Inc., CVR ....... 105 108
4,432
Pharmaceuticals — 0.0%
Zogenix, Inc.(Expires 12/31/2023)
(a)(d)
...... 6,556 4,458
Textiles, Apparel & Luxury Goods — 0.0%
PLBY Group, Inc.(Expires 01/17/23, Strike
Price USD 3.50)
(a)(b)
............... 3,389 —
Total Rights — 0.0%
(Cost: $8,782) ................................. 8,890
Total Long-Term Investments — 99.3%
(Cost: $251,666,286) ............................. 275,074,479
Short-Term Securities
Money Market Funds — 15.8%
(e)(f)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.03% ................... 3,541,118 3,541,118
SL Liquidity Series, LLC, Money Market Series,
4.49%
(g)
....................... 40,274,554 40,270,527
Total Short-Term Securities — 15.8%
(Cost: $43,800,918) .............................. 43,811,645
Total Investments — 115.1%
(Cost: $295,467,204 ) ............................. 318,886,124
Liabilities in Excess of Other Assets — (15.1)% ........... (41,875,207)
Net Assets — 100.0% ..............................
$ 277,010,917
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.

BlackRock Small Cap Index V.I. Fund
Schedule of Investments
23
Schedule of Investments
(continued)
December 31, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/22
Shares
Held at
12/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 1,892,227 $ 1,648,891
(a)
$ — $ — $ — $ 3,541,118 3,541,118 $ 31,567 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 23,608,660 16,659,478
(a)
— (9,299) 11,688 40,270,527 40,274,554 289,068
(b)
—
$ (9,299) $ 11,688 $ 43,811,645 $ 320,635 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2022
BlackRock Annual Report to Shareholders
BlackRock Small Cap Index V.I. Fund
24
Schedule of Investments
(continued)
December 31, 2022
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 22 03/17/23 $ 1,948 $ (1,412)
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 1,412 $ — $ — $ — $ 1,412
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended December 31, 2022, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (619,068) $ — $ — $ — $ (619,068)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (45,943) $ — $ — $ — $ (45,943)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 2,338,420

BlackRock Small Cap Index V.I. Fund
Schedule of Investments
25
Schedule of Investments
(continued)
December 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 2,811,516 $ — $ — $ 2,811,516
Air Freight & Logistics .................................... 1,189,656 — — 1,189,656
Airlines .............................................. 790,884 — — 790,884
Auto Components ...................................... 3,610,177 — — 3,610,177
Automobiles .......................................... 450,964 — — 450,964
Banks ............................................... 27,221,611 — — 27,221,611
Beverages ........................................... 1,739,031 — — 1,739,031
Biotechnology ......................................... 20,239,133 — — 20,239,133
Building Products ....................................... 3,558,466 — — 3,558,466
Capital Markets ........................................ 4,416,380 — — 4,416,380
Chemicals ............................................ 5,707,395 — — 5,707,395
Commercial Services & Supplies ............................. 3,878,216 — — 3,878,216
Communications Equipment ................................ 2,499,853 — — 2,499,853
Construction & Engineering ................................ 4,473,885 — — 4,473,885
Construction Materials .................................... 446,615 — — 446,615
Consumer Finance ...................................... 1,855,781 — — 1,855,781
Containers & Packaging .................................. 887,028 — — 887,028
Distributors ........................................... 55,036 — — 55,036
Diversified Consumer Services .............................. 2,622,956 — — 2,622,956
Diversified Financial Services ............................... 817,001 — — 817,001
Diversified Telecommunication Services ........................ 1,864,211 — — 1,864,211
Electric Utilities ........................................ 2,089,381 — — 2,089,381
Electrical Equipment ..................................... 3,914,301 — — 3,914,301
Electronic Equipment, Instruments & Components ................. 6,421,209 — — 6,421,209
Energy Equipment & Services .............................. 6,094,161 — — 6,094,161
Entertainment ......................................... 752,045 — — 752,045
Equity Real Estate Investment Trusts (REITs) .................... 15,996,598 — — 15,996,598
Food & Staples Retailing .................................. 1,668,003 — — 1,668,003
Food Products ......................................... 3,323,644 — — 3,323,644
Gas Utilities ........................................... 3,410,869 — — 3,410,869
Health Care Equipment & Supplies ........................... 10,516,145 — — 10,516,145
Health Care Providers & Services ............................ 7,271,671 — — 7,271,671
Health Care Technology .................................. 1,497,058 — — 1,497,058
Hotels, Restaurants & Leisure .............................. 6,556,189 — — 6,556,189
Household Durables ..................................... 4,391,439 — — 4,391,439
Household Products ..................................... 754,004 — — 754,004
Independent Power and Renewable Electricity Producers ............ 1,289,892 — — 1,289,892
Industrial Conglomerates .................................. 56,671 — — 56,671
Insurance ............................................ 5,808,210 — — 5,808,210
Interactive Media & Services ............................... 1,855,633 — — 1,855,633
Internet & Direct Marketing Retail ............................ 937,707 — — 937,707
IT Services ........................................... 5,518,390 — — 5,518,390
Leisure Products ....................................... 1,132,688 — — 1,132,688
Life Sciences Tools & Services .............................. 2,125,479 — — 2,125,479
Machinery ............................................ 10,640,996 — — 10,640,996
Marine .............................................. 668,998 — — 668,998
Media ............................................... 2,280,063 — — 2,280,063
Metals & Mining ........................................ 4,344,185 — — 4,344,185
Mortgage Real Estate Investment Trusts (REITs) .................. 3,257,945 — — 3,257,945
Multiline Retail ......................................... 278,095 — — 278,095
Multi-Utilities .......................................... 1,435,476 — — 1,435,476
Oil, Gas & Consumable Fuels ............................... 12,600,514 — — 12,600,514
Paper & Forest Products .................................. 421,518 — — 421,518
Personal Products ...................................... 2,014,704 — — 2,014,704

2022
BlackRock Annual Report to Shareholders
BlackRock Small Cap Index V.I. Fund
26
Schedule of Investments
(continued)
December 31, 2022
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Pharmaceuticals ....................................... $ 4,989,051 $ — $ — $ 4,989,051
Professional Services .................................... 4,503,220 — — 4,503,220
Real Estate Management & Development ....................... 1,664,737 — — 1,664,737
Road & Rail ........................................... 1,566,018 — — 1,566,018
Semiconductors & Semiconductor Equipment .................... 6,988,068 — — 6,988,068
Software ............................................. 12,656,955 — — 12,656,955
Specialty Retail ........................................ 6,699,545 — — 6,699,545
Technology Hardware, Storage & Peripherals .................... 935,985 — — 935,985
Textiles, Apparel & Luxury Goods ............................ 1,966,595 — — 1,966,595
Thrifts & Mortgage Finance ................................ 3,718,273 — — 3,718,273
Tobacco ............................................. 424,424 — — 424,424
Trading Companies & Distributors ............................ 4,723,762 — — 4,723,762
Water Utilities ......................................... 1,419,624 — — 1,419,624
Wireless Telecommunication Services ......................... 349,656 — — 349,656
Investment Companies .................................... — — — —
Rights ................................................ — — 8,890 8,890
Short-Term Securities
Money Market Funds ...................................... 3,541,118 — — 3,541,118
$ 278,606,707 $ — $ 8,890 $ 278,615,597
Investments valued at NAV
(a)
...................................... 40,270,527
$ —
$ 318,886,124
$ —
Derivative Financial Instruments
(b)
Liabilities
Equity contracts ........................................... $ (1,412) $ — $ — $ (1,412)
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilities
December 31, 2022
27
Financial Statements
BlackRock Small
Cap Index V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 275,074,479
Investments, at value — affiliated
(c)
.......................................................................................... 43,811,645
Cash ............................................................................................................. 3,553
Cash pledged: –
Futures contracts .................................................................................................... 129,000
Receivables: –
Investments sold .................................................................................................... 127,400
Securities lending income — affiliated ...................................................................................... 25,897
Capital shares sold ................................................................................................... 255,001
Dividends — unaffiliated ............................................................................................... 326,640
Dividends — affiliated ................................................................................................. 6,397
From the Manager ................................................................................................... 30,111
Prepaid expenses ..................................................................................................... 2,436
Total assets .........................................................................................................
319,792,559
LIABILITIES
Collateral on securities loaned ............................................................................................. 40,291,165
Payables: –
Investments purchased ................................................................................................ 2,098,914
Capital shares redeemed ............................................................................................... 77,138
Distribution fees ..................................................................................................... 423
Investment advisory fees .............................................................................................. 2,568
Directors' and Officer's fees ............................................................................................. 32
Printing and postage fees .............................................................................................. 154,677
Professional fees .................................................................................................... 52,128
Variation margin on futures contracts ....................................................................................... 6,862
Other accrued expenses ............................................................................................... 97,735
Total liabilities ........................................................................................................
42,781,642
NET ASSETS ........................................................................................................
$ 277,010,917
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 254,023,503
Accumulated earnings .................................................................................................. 22,987,414
NET ASSETS ........................................................................................................
$ 277,010,917
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 251,666,286
(b)
  Securities loaned, at value .............................................................................................. $ 38,542,520
(c)
  Investments, at cost — affiliated .......................................................................................... $ 43,800,918
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2022
2022
BlackRock Annual Report to Shareholders
28
See notes to financial statements.
BlackRock Small
Cap Index V.I.
Fund
NET ASSET VALUE
Class I
Net assets ..........................................................................................................
$ 274,953,989
Shares outstanding ...................................................................................................
27,289,780
Net asset value ......................................................................................................
$ 10.08
Shares authorized ....................................................................................................
100 million
Par value ..........................................................................................................
$ 0.10
Class III
Net assets ..........................................................................................................
$ 2,056,928
Shares outstanding ...................................................................................................
204,713
Net asset value ......................................................................................................
$ 10.05
Shares authorized ....................................................................................................
10 million
Par value ..........................................................................................................
$ 0.10

Statement of Operations
Year Ended December 31, 2022
29
Financial Statements
See notes to financial statements.
BlackRock Small
Cap Index V.I.
Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 4,150,286
Dividends — affiliated ................................................................................................. 31,567
Securities lending income — affiliated — net ................................................................................. 289,068
Foreign taxes withheld ................................................................................................ (7,967)
Total investment income .................................................................................................
4,462,954
EXPENSES
Investment advisory .................................................................................................. 236,416
Transfer agent — class specific .......................................................................................... 149,627
Printing and postage ................................................................................................. 141,983
Professional ....................................................................................................... 69,025
Accounting services .................................................................................................. 61,200
Custodian ......................................................................................................... 29,524
Directors and Officer ................................................................................................. 8,870
Transfer agent ...................................................................................................... 5,000
Distribution — class specific ............................................................................................ 3,574
Miscellaneous ...................................................................................................... 1,014
Total expenses .......................................................................................................
706,233
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (47,796)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (40,977)
Total expenses after fees waived and/or reimbursed ..............................................................................
617,460
Net investment income ..................................................................................................
3,845,494
REALIZED AND UNREALIZED GAIN (LOSS) $ (75,738,770)
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 3,293,879
Investments — affiliated ............................................................................................. (9,299)
Futures contracts .................................................................................................. (619,068)
A
2,665,512
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... (78,370,027)
Investments — affiliated ............................................................................................. 11,688
Futures contracts .................................................................................................. (45,943)
A
(78,404,282)
Net realized and unrealized loss ............................................................................................
(75,738,770)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ (71,893,276)

Statements of Changes in Net Assets

2022
BlackRock Annual Report to Shareholders
30
BlackRock Small Cap Index V.I. Fund
Year Ended 12/31/22 Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 3,845,494  $ 3,423,179
Net realized gain .................................................................................. 2,665,512  37,654,734
Net change in unrealized appreciation (depreciation) .......................................................... (78,404,282) 5,539,866
Net increase (decrease) in net assets resulting from operations ..................................................... (71,893,276) 46,617,779
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ (8,911,398) (41,511,263)
  Class III ....................................................................................... (56,856) (65,309)
Decrease in net assets resulting from distributions to shareholders ................................................... (8,968,254) (41,576,572)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ................................................... 5,899,664  25,188,437
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (74,961,866) 30,229,644
Beginning of year .................................................................................... 351,972,783  321,743,139
End of year ........................................................................................
$ 277,010,917  $ 351,972,783
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
31
Financial Highlights
BlackRock Small Cap Index V.I. Fund
(a)
Class I
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of year .................................
$ 13.10  $ 13.02  $ 11.34  $ 9.60  $ 14.57
Net investment income
(b)
.......................................
0.14  0.14  0.12  0.15  0.18
Net realized and unrealized gain (loss) ..............................
(2.83) 1.68  2.11  2.29  (1.86)
Net increase (decrease) from investment operations ...................... (2.69) 1.82  2.23  2.44  (1.68)
Distributions
(c)
– – – – –
From net investment income ....................................
(0.13) (0.16) (0.16) (0.15) (0.19)
From net realized gain .........................................
(0.20) (1.58) (0.39) (0.55) (3.10)
Total distributions ............................................. (0.33) (1.74) (0.55) (0.70) (3.29)
Net asset value, end of year ..................................... $ 10.08  $ 13.10  $ 13.02  $ 11.34  $ 9.60
Total Return
(d)
— — — — —
Based on net asset value ........................................ (20.46)% 14.57% 19.84% 25.40% (11.25)%
Ratios to Average Net Assets
(e)
Total expenses ...............................................
0.24% 0.23%
(f)
0.29% 0.27% 0.30%
(g)
Total expenses after fees waived and/or reimbursed ......................
0.21% 0.22% 0.22% 0.22% 0.23%
(g)
Net investment income .........................................
1.30% 0.96% 1.17% 1.37% 1.17%
Supplemental Data
Net assets, end of year (000) ...................................... $ 274,954  $ 351,338  $ 321,743  $ 284,967  $ 242,300
Portfolio turnover rate ........................................... 18% 21% 16% 13% 17%
(a)
On October 29, 2018, the Fund acquired all of the assets and assumed certain stated liabilities of the Small Cap Equity Index Fund (the "Predecessor Fund"), a series of State Farm Variable
Product Trust, through a tax-free reorganization (the "Reorganization"). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(g)
Includes reorganization costs associated with the Fund's reorganization.  Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.27%
and 0.23%, respectively.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders
32
BlackRock Small Cap Index V.I. Fund
Class III
Year Ended
12/31/22
Period from
02/09/21
(a)
to 12/31/21
Net asset value, beginning of period .........................................................................
$ 13.07  $ 15.16
Net investment income
(b)
.................................................................................
0.13  0.16
Net realized and unrealized loss ............................................................................
(2.83) (0.52)
(c)
Net (decrease) from investment operations ...................................................................... (2.70) (0.36)
Distributions
(d)
– –
From net investment income ..............................................................................
(0.12) (0.15)
From net realized gain ...................................................................................
(0.20) (1.58)
Total distributions ....................................................................................... (0.32) (1.73)
Net asset value, end of period .............................................................................. $ 10.05  $ 13.07
Total Return
(e)
— —
Based on net asset value .................................................................................. (20.63)% (1.85)%
(f)
Ratios to Average Net Assets
(g)
Total expenses .........................................................................................
0.51% 0.41%
(h)
Total expenses after fees waived and/or reimbursed ................................................................
0.45% 0.41%
(h)
Net investment income ...................................................................................
1.21% 1.23%
(h)
Supplemental Data
Net assets, end of period (000) .............................................................................. $ 2,057  $ 635
Portfolio turnover rate ..................................................................................... 18% 21%
(i)
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate is representative of the portfolio for the entire year.
See notes to financial statements.

Notes to Financial Statements
33
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Small
Cap Index V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2022 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
34
primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange ("NYSE"). Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The
Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)
35
Notes to Financial Statements
determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2022, certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Barclays Capital, Inc. .............................. $ 5,180,201 $ (5,180,201) $ — $ —
BMO Capital Markets Corp. .......................... 13,888 (13,888) — —
BNP Paribas SA ................................. 29,976 (29,976) — —
BofA Securities, Inc. ............................... 543,490 (543,490) — —
Citigroup Global Markets, Inc. ........................ 5,162,691 (5,162,691) — —
Credit Suisse Securities (USA) LLC .................... 1,830,920 (1,830,920) — —
J.P. Morgan Securities LLC .......................... 14,759,355 (14,759,355) — —
Jefferies LLC .................................... 1,157,030 (1,157,030) — —
National Financial Services LLC ....................... 3,707,514 (3,707,514) — —
State Street Bank & Trust Co. ........................ 1,994,918 (1,994,918) — —
Toronto-Dominion Bank ............................ 4,034,558 (4,034,558) — —
UBS Securities LLC ............................... 127,979 (127,979) — —
$ 38,542,520 $ (38,542,520) $ — $ —
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
36
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to 0.08% of the average daily value of the Fund’s net assets.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2022, the class specific distribution fees borne directly by Class III were $3,574.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the year ended December 31, 2022 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers , Reimbursements and Recoupments : The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fun d waiver”) through June 30,
202 3 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the
1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year  ended December 31, 2022 , the amount waived was $1,246.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2022, there were no fees waived by the Manager pursuant to this arrangement.
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 148,863 $ 764 $ 149,627

Notes to Financial Statements
(continued)
37
Notes to Financial Statements
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees reimbursed by the Manager — class specific in the Statement of Operations. For the year ended December 31, 2022, class specific expense waivers and/or reimbursements are as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2022, the Manager waived and/or reimbursed investment advisory fees of $46,550 and $37,614, which is included in fees waived and/or reimbursed by the Manager and transfer agent fees reimbursed by the
Manager — class specific, respectively, in the Statement of Operations.
With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective October 26, 2025, the repayment arrangement between the Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated.
As of December 31, 2022, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:
The following fund level and class specific waivers and/or reimbursements previously recorded by the Fund, which were subject to recoupment by the Manager, expired on
December 31, 2022:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Class I ................................................................................................................
0.05%
Class III ...............................................................................................................
0.05
Fund Name/Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
BlackRock Small Cap Index V.I. Fund
Class I ....................................................................................................... $ 3,200
Class III ...................................................................................................... 163
$ 3,363
Class I Class III
Expense Limitations .................................................................................. 0.22% 0.47%
Expiring December 31,
Fund Level/Share Class 2023 2024
Fund Level ........................................................................................ $ — $ 46,550
Class I ........................................................................................... 35,706 40,549
Class III .......................................................................................... — 42 8
Fund Level ............................................................................................................... $ 55,821
Class I .................................................................................................................. 125,340

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
38
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2022, the Fund paid BIM $68,151 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2022, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the year ended December 31, 2022, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the year ended December 31, 2022, purchases and sales of investments, excluding short-term securities, were $54,124,529 and $53,261,018, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
The tax character of distributions paid was as follows:
Purchases ............................................................................................................... $ 5,659,927
Sales ................................................................................................................... 15,340,325
Net Realized Gain .......................................................................................................... 6,335,705
Fund Name
Year Ended
12/31/22
Year Ended
12/31/21
BlackRock Small Cap Index V.I. Fund
Ordinary income ........................................................................................... $ 3,519,406 $ 8,248,224
Long-term capital gains ...................................................................................... 5,448,848 33,328,348
$ 8,968,254 $ 41,576,572

Notes to Financial Statements
(continued)
39
Notes to Financial Statements
As of December 31, 2022, the tax components of accumulated earnings (loss) were as follows:
(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on investments in passive foreign investment companies, the realization for tax purposes of unrealized gains (losses) on certain futures contracts and the classification of investments.
As of December 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), are a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum,
(b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple
Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2022, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Manager uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. The Manager does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by the Manager.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen.
An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk
Fund Name
Undistributed
Long-Term
Capital Gains
Net Unrealized
Gains (Losses)
(a)
Total
BlackRock Small Cap Index V.I. Fund ............................................................. $ 706,735 $ 22,280,679 $ 22,987,414
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Small Cap Index V.I. Fund .................................... $ 296,946,244 $ 79,748,654 $ (57,808,774) $ 21,939,880

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
40
by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
(a)
Period from February 09, 2021 (commencement of operations) to December 31, 2021 for Class III.
As of December 31, 2022, shares owned by BlackRock Financial Management, Inc., an affiliate of the Fund, were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/22
Year Ended
12/31/21
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Small Cap Index V.I. Fund
Class I
Shares sold .............................................
1,171,651 $ 12,884,597 528,158 $ 7,690,100
Shares issued in reinvestment of distributions ........................
888,744 8,911,160 3,274,590 41,510,025
Shares redeemed .........................................
(1,597,933) (17,611,192) (1,687,795) (24,708,208)
462,462 $ 4,184,565 2,114,953 $ 24,491,917
Class III
(a)
Shares sold .............................................
157,666 $ 1,736,503 43,890 $ 638,483
Shares issued in reinvestment of distributions ........................
5,639 56,434 5,020 63,018
Shares redeemed .........................................
(7,169) (77,838) (333) (4,981)
156,136 $ 1,715,099 48,577 $ 696,520
618,598 $ 5,899,664 2,163,530 $ 25,188,437
Class I .......................................................................................................... 710
Class III ......................................................................................................... 1,319

Report of Independent Registered Public Accounting Firm
41
Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock Small Cap Index V.I. Fund and the Board of Directors of BlackRock Variable Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Small Cap Index V.I. Fund of BlackRock Variable Series Funds, Inc. (the “Fund”),
including the schedule of investments, as of December 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2022, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 14, 2023
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in this Report
2022
BlackRock Annual Report to Shareholders
42
Portfolio Abbreviation
CVR Contingent Value Rights
REIT Real Estate Investment Trust

Statement Regarding Liquidity Risk Management Program
Statement Regarding Liquidity Risk Management Program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Variable Series Funds, Inc. (“Variable Series
Funds”) and BlackRock Variable Series Funds II, Inc. (“Variable Series Funds II” and together with Variable Series Funds, the “Companies” and each, a “Company”) has adopted and implemented a liquidity risk management program (the “Program”) for BlackRock 60/40 Target Allocation ETF V.I. Fund, BlackRock Advantage Large Cap Core
V.I. Fund, BlackRock Advantage Large Cap Value V.I. Fund, BlackRock Advantage SMID Cap V.I. Fund, BlackRock Basic Value V.I. Fund, BlackRock Capital Appreciation
V.I. Fund, BlackRock Equity Dividend V.I. Fund, BlackRock Global Allocation V.I. Fund, BlackRock High Yield V.I. Fund, BlackRock International Index V.I. Fund, BlackRock
International V.I. Fund, BlackRock Large Cap Focus Growth V.I. Fund, BlackRock Managed Volatility V.I. Fund, BlackRock S&P 500 Index V.I. Fund, BlackRock Small Cap
Index V.I. Fund, BlackRock Total Return V.I. Fund and BlackRock U.S. Government Bond V.I. Fund (the “Funds”), each a series of Variable Series Funds or Variable Series
Funds II, as applicable, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Directors (the “Board”) of Variable Series Funds, on behalf of BlackRock 60/40 Target Allocation ETF V.I. Fund, BlackRock Advantage Large Cap Core V.I. Fund,
BlackRock Advantage Large Cap Value V.I. Fund, BlackRock Advantage SMID Cap V.I. Fund, BlackRock Basic Value V.I. Fund, BlackRock Capital Appreciation V.I. Fund,
BlackRock Equity Dividend V.I. Fund, BlackRock Global Allocation V.I. Fund, BlackRock International Index V.I. Fund, BlackRock International V.I. Fund, BlackRock Large
Cap Focus Growth V.I. Fund, BlackRock Managed Volatility V.I. Fund, BlackRock S&P 500 Index V.I. Fund and BlackRock Small Cap Index V.I. Fund, met on November 8-9,
2022 and the Board of Directors of Variable Series Funds II, (together with the Board, the “Boards”), on behalf of BlackRock High Yield V.I. Fund, BlackRock Total Return V.I.
Fund and BlackRock U.S. Government Bond V.I. Fund, met on November 10-11, 2022 (the “Meetings”) to review the Program. The Boards previously appointed BlackRock
Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain BlackRock funds, as the program administrator for each Fund’s Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meetings,
the Committee, on behalf of BlackRock, provided the Boards with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”), where applicable, and any material changes to the Program (the
“Report”). The Report covered the period from October 1, 2021 through September 30, 2022 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a)
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions
. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes
(such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing. A fund’s derivative exposure was also considered in such calculation.
b)
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions
.
During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size utilized for liquidity classifications. Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c)
Holdings of cash and cash equivalents, as well as borrowing arrangements
. The Committee considered the terms of the credit facility
committed to each Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V, and
BlackRock Floating Rate Loan ETF, a series of BlackRock ETF Trust II). The Committee also considered other types of borrowing available to the funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Director and Officer Information
2022
BlackRock Annual Report to Shareholders
BlackRock Variable Series Funds, Inc.
Independent Directors
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
Mark Stalnecker
1951
Chair of the Board
and Director
(Since 2019)
Chief Investment Officer, University of Delaware from 1999
to 2013; Trustee and Chair of the Finance and Investment
Committees, Winterthur Museum and Country Estate from
2005 to 2016; Member of the Investment Committee, Delaware
Public Employees’ Retirement System since 2002; Member of
the Investment Committee, Christiana Care Health System from
2009 to 2017; Member of the Investment Committee, Delaware
Community Foundation from 2013 to 2014; Director and Chair of the Audit Committee, SEI Private Trust Co. from 2001 to 2014.
28 RICs consisting of 164 Portfolios None
Susan J. Carter
1956
Director
(Since 2019)
Trustee, Financial Accounting Foundation from 2017 to
2021; Advisory Board Member, Center for Private Equity and
Entrepreneurship at Tuck School of Business from 1997 to 2021;
Director, Pacific Pension Institute from 2014 to 2018; Senior
Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in
2015; Chief Executive Officer, CCI from 2013 to 2014; President
& Chief Executive Officer, CCI from 1997 to 2013; Advisory Board
Member, Girls Who Invest from 2015 to 2018 and Board Member
thereof since 2018; Advisory Board Member, Bridges Fund
Management since 2016; Practitioner Advisory Board Member,
Private Capital Research Institute ("PCRI") since 2017; Lecturer in the Practice of Management, Yale School of Management
since 2019; Advisor to Finance Committee, Altman Foundation
since 2020; Investment Committee Member, Tostan since 2021.
28 RICs consisting of 164 Portfolios None
Collette Chilton
1958
Director
(Since 2019)
Chief Investment Officer, Williams College since 2006; Chief
Investment Officer, Lucent Asset Management Corporation from
1998 to 2006; Director, Boys and Girls Club of Boston since
2017; Director, B1 Capital since 2018; Director, David and Lucile
Packard Foundation since 2020.
28 RICs consisting of 164 Portfolios None
Neil A. Cotty
1954
Director
(Since 2019)
Bank of America Corporation from 1996 to 2015, serving
in various senior finance leadership roles, including Chief
Accounting Officer from 2009 to 2015, Chief Financial Officer of
Global Banking, Markets and Wealth Management from 2008
to 2009, Chief Accounting Officer from 2004 to 2008, Chief
Financial Officer of Consumer Bank from 2003 to 2004, Chief
Financial Officer of Global Corporate Investment Bank from 1999 to 2002.
28 RICs consisting of 164 Portfolios None
Lena G. Goldberg
1949
Director
(Since 2016)
Director, Charles Stark Draper Laboratory, Inc. from 2013 to
2021; Senior Lecturer, Harvard Business School from 2008 to
2021; FMR LLC/Fidelity Investments (financial services) from
1996 to 2008, serving in various senior roles including Executive
Vice President - Strategic Corporate Initiatives and Executive
Vice President and General Counsel; Partner, Sullivan &
Worcester LLP from 1985 to 1996 and Associate thereof from
1979 to 1985.
28 RICs consisting of 164 Portfolios None
Henry R. Keizer
1956
Director
(Since 2016)
Director, Park Indemnity Ltd. (captive insurer) since 2010;
Director, MUFG Americas Holdings Corporation and MUFG Union
Bank, N.A. (financial and bank holding company) from 2014 to
2016; Director, American Institute of Certified Public Accountants
from 2009 to 2011; Director, KPMG LLP (audit, tax and advisory services) from 2004 to 2005 and 2010 to 2012; Director, KPMG
International in 2012, Deputy Chairman and Chief Operating
Officer thereof from 2010 to 2012 and U.S. Vice Chairman of
Audit thereof from 2005 to 2010; Global Head of Audit, KPMGI
(consortium of KPMG firms) from 2006 to 2010; Director, YMCA of Greater New York from 2006 to 2010.
28 RICs consisting of 164 Portfolios Hertz Global Holdings (car rental) from 2015 to 2021;
GrafTech International Ltd.
(materials manufacturing);
WABCO (commercial
vehicle safety systems)
from 2015 to 2020; Sealed
Air Corp. (packaging) from
2015 to 2021
Cynthia A. Montgomery
1952
Director
(Since 2019)
Professor, Harvard Business School since 1989. 28 RICs consisting of 164 Portfolios None

Director and Officer Information
(continued)
Director and Officer Information
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
Donald C. Opatrny
1952
Director
(Since 2015)
Director, Athena Capital Advisors LLC (investment management firm) from 2013 to 2020; Trustee, Vice Chair, Member of the
Executive Committee and Chair of the Investment Committee,
Cornell University from 2004 to 2019; President and Trustee, the
Center for the Arts, Jackson Hole from 2011 to 2018; Member
of the Board and Investment Committee, University School from
2007 to 2018; Trustee, Artstor (a Mellon Foundation affiliate)
from 2010 to 2015; Member of the Investment Committee, Mellon
Foundation from 2009 to 2015; President, Trustee and Member
of the Investment Committee, The Aldrich Contemporary Art
Museum from 2007 to 2014; Trustee and Chair of the Investment
Committee, Community Foundation of Jackson Hole since
2014; Member of Affordable Housing Supply Board of Jackson,
Wyoming since 2017; Member, Investment Funds Committee,
State of Wyoming since 2017; Trustee, Phoenix Art Museum
since 2018; Trustee, Arizona Community Foundation and
Member of Investment Committee since 2020.
28 RICs consisting of 164 Portfolios None
Joseph P. Platt
1947
Director
(Since 2019)
General Partner, Thorn Partners, LP (private investments) since
1998; Director, WQED Multi-Media (public broadcasting not-for-
profit) since 2001; Chair, Basic Health International (non-profit)
since 2015.
28 RICs consisting of 164 Portfolios Greenlight Capital Re, Ltd.
(reinsurance company);
Consol Energy Inc.
Kenneth L. Urish
1951
Director
(Since 2019)
Managing Partner, Urish Popeck & Co., LLC (certified public
accountants and consultants) since 1976; Past-Chairman of
the Professional Ethics Committee of the Pennsylvania Institute
of Certified Public Accountants and Committee Member
thereof since 2007; Member of External Advisory Board, The
Pennsylvania State University Accounting Department since
founding in 2001; Principal, UP Strategic Wealth Investment
Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic
Publishing Associates from 2003 to 2008; Director, Inter-Tel from
2006 to 2007; Member, Advisory Board, ESG Competent Boards
since 2020.
28 RICs consisting of 164 Portfolios None
Claire A. Walton
1957
Director
(Since 2019)
Chief Operating Officer and Chief Financial Officer of Liberty
Square Asset Management, LP from 1998 to 2015; General
Partner of Neon Liberty Capital Management, LLC since 2003;
Director, Boston Hedge Fund Group from 2009 to 2018; Director,
Woodstock Ski Runners since 2013; Director, Massachusetts
Council on Economic Education from 2013 to 2015.
28 RICs consisting of 164 Portfolios None
Independent Directors
(a)
(continued)

Director and Officer Information
(continued)
2022
BlackRock Annual Report to Shareholders
Interested Directors
(a)(d)
(a)
The address of each Director is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Each Independent Director holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Company’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. Directors who are "interested persons," as defined in the 1940 Act, serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Company’s by-laws or statute, or until December 31 of the year in which they turn 72. The
Board may determine to extend the terms of Independent Directors on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. In addition, effective January 1, 2019, three BlackRock Fund Complexes were realigned and consolidated into two BlackRock
Fund Complexes. As a result, although the chart shows the year that each Independent Director joined the Board, certain Independent Directors first became members of the boards of other
BlackRock-advised Funds, legacy MLIM funds or legacy BlackRock funds as follows: Susan J. Carter, 2016; Collette Chilton, 2015; Neil A. Cotty, 2016; Cynthia A. Montgomery, 1994; Joseph
P. Platt, 1999; Mark Stalnecker, 2015; Kenneth L. Urish, 1999; Claire A. Walton, 2016.
(d)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Company based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Fixed-Income Complex.
(e)
Mr. Perlowski is also a trustee of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
Robert Fairbairn
1965
Director
(Since 2015)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
98 RICs consisting of 266 Portfolios None
John M. Perlowski
(e)
1964
Director
(Since 2015);
President
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
100 RICs consisting of 268 Portfolios None

Director and Officer Information
(continued)
Director and Officer Information
Officers Who Are Not Directors
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Officers of the Company serve at the pleasure of the Board.
Further information about the Company's Directors and Officers is available in the Company's Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past 5 Years
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Trent Walker
1974
Chief Financial Officer
(Since 2021)
Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019;
Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to
2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series
VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Charles Park
1967
Chief Compliance Officer
(Since 2014)
Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance
Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the
BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares
®
Delaware Trust
Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised
iShares
®
exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc.
since 2012.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
Effective December 31, 2022, Joseph P. Platt retired as a Director of the Company.

Director and Officer Information
2022
BlackRock Annual Report to Shareholders
BlackRock Variable Series Funds II, Inc.
Independent Directors
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
R. Glenn Hubbard
1958
Chair of the Board
(Since 2022)
Director
(Since 2019)
Dean, Columbia Business School from 2004 to 2019; Faculty
member, Columbia Business School since 1988.
70 RICs consisting of 102 Portfolios ADP (data and information services) from 2004 to
2020; Metropolitan Life
Insurance Company
(insurance)
W. Carl Kester
(d)
1951
Vice Chair of the Board
(Since 2022)
Director
(Since 2019)
George Fisher Baker Jr. Professor of Business Administration,
Harvard Business School since 2008; Deputy Dean for Academic
Affairs from 2006 to 2010; Chairman of the Finance Unit, from
2005 to 2006; Senior Associate Dean and Chairman of the MBA
Program from 1999 to 2005; Member of the faculty of Harvard
Business School since 1981.
72 RICs consisting of 104 Portfolios None
Cynthia L. Egan
1955
Director
(Since 2019)
Advisor, U.S. Department of the Treasury from 2014 to 2015;
President, Retirement Plan Services, for T. Rowe Price Group,
Inc. from 2007 to 2012; executive positions within Fidelity
Investments from 1989 to 2007.
70 RICs consisting of 102 Portfolios Unum (insurance); The
Hanover Insurance Group
(Board Chair); Huntsman
Corporation (Lead
Independent Director and
non Executive Vice Chair
of the Board) (chemical
products)
Frank J. Fabozzi
(d)
1948
Director
(Since 2019)
Editor of The Journal of Portfolio Management since 1986;
Professor of Finance, EDHEC Business School (France) from
2011 to 2022; Professor of Practice, Johns Hopkins University
since 2021; Professor in the Practice of Finance, Yale University
School of Management from 1994 to 2011 and currently a
Teaching Fellow in Yale's Executive Programs; Visiting Professor,
Rutgers University for the Spring 2019 semester; Visiting
Professor, New York University for the 2019 academic year;
Adjunct Professor of Finance, Carnegie Mellon University in fall
2020 semester.
72 RICs consisting of 104 Portfolios None
Lorenzo A. Flores
1964
Director
(Since 2021)
Vice Chairman, Kioxia, Inc. since 2019; Chief Financial Officer,
Xilinx, Inc. from 2016 to 2019; Corporate Controller, Xilinx, Inc.
from 2008 to 2016.
70 RICs consisting of 102 Portfolios None
Stayce D. Harris
1959
Director
(Since 2021)
Lieutenant General, Inspector General, Office of the Secretary
of the United States Air Force from 2017 to 2019; Lieutenant
General, Assistant Vice Chief of Staff and Director, Air Staff,
United States Air Force from 2016 to 2017; Major General,
Commander, 22nd Air Force, AFRC, Dobbins Air Reserve Base,
Georgia from 2014 to 2016; Pilot, United Airlines from 1990 to
2020.
70 RICs consisting of 102 Portfolios The Boeing Company
(airplane manufacturer)
J. Phillip Holloman
1955
Director
(Since 2021)
President and Chief Operating Officer, Cintas Corporation from
2008 to 2018.
70 RICs consisting of 102 Portfolios PulteGroup, Inc. (home
construction); Rockwell
Automation Inc. (industrial
automation)
Catherine A. Lynch
(d)
1961
Director
(Since 2019)
Chief Executive Officer, Chief Investment Officer and various other positions, National Railroad Retirement Investment Trust from 2003 to 2016; Associate Vice President for Treasury
Management, The George Washington University from 1999 to
2003; Assistant Treasurer, Episcopal Church of America from
1995 to 1999.
72 RICs consisting of 104 Portfolios PennyMac Mortgage
Investment Trust

Director and Officer Information
(continued)
Director and Officer Information
Interested Directors
(a)(e)
(a)
The address of each Director is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Each Independent Director holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Company’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. Directors who are “interested persons,” as defined in the Investment Company Act serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Company’s by-laws or statute, or until December 31 of the year in which they turn 72. The Board may determine to extend the terms of Independent Directors on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Certain Independent Directors first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows:
Frank J. Fabozzi, 1988; R. Glenn Hubbard, 2004; and W. Carl Kester, 1995. Certain other Independent Directors became members of the boards of the closed-end funds in the Fixed-Income
Complex as follows: Cynthia L. Egan, 2016; and Catherine A. Lynch, 2016.
(d)
Dr. Fabozzi, Dr. Kester, Ms. Lynch and Mr. Perlowski are also trustees of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.
(e)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Fund based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Multi-Asset Complex.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
Robert Fairbairn
1965
Director
(Since 2015)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
98 RICs consisting of 266 Portfolios None
John M. Perlowski
(d)
1964
Director
(Since 2015);
President
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
100 RICs consisting of 268 Portfolios None

Director and Officer Information
(continued)
2022
BlackRock Annual Report to Shareholders
Officers Who Are Not Directors
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Officers of the Company serve at the pleasure of the Board.
Further information about the Company’s Directors and Officers is available in the Company’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past 5 Years
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Trent Walker
1974
Chief Financial Officer
(Since 2021)
Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019;
Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to
2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series
VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Charles Park
1967
Chief Compliance Officer
(Since 2014)
Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance
Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the
BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares
®
Delaware Trust
Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised
iShares
®
exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc.
since 2012.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
Effective May 31, 2022, Karen P. Robards retired as a Director of the Company.

Additional Information
Additional Information
General Information
Quarterly performance, semi-annual and annual reports and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at
blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds (except BlackRock Government Money Market V.I. Fund) file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov .
The BlackRock Government Money Market V.I. Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. The Fund’s reports on Form
N-MFP are available on the SEC’s website at sec.gov . The Fund makes portfolio holdings available to shareholders on its website at blackrock.com .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441-7762; (2) on the BlackRock website at blackrock.com/prospectus/insurance ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2022
BlackRock Annual Report to Shareholders
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
(a)
Edinburgh, EH3 8BL
United Kingdom
BlackRock Asset Management
North Asia Limited
(b)
Hong Kong
BlackRock (Singapore) Limited
(c)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodians
JPMorgan Chase Bank, N.A.
(d)
New York, NY 10179
Brown Brothers Harriman & Co.
(e)
Boston, MA 02109
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Sidley Austin LLP
(f)
New York, NY 10019
Willkie Farr & Gallagher LLP
(g)
New York, NY 10019
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock High Yield V.I. Fund, BlackRock International V.I. Fund, BlackRock Managed Volatility V.I. Fund, BlackRock Total Return V.I. Fund and BlackRock U.S. Government Bond V.I.
Fund.
(b)
For BlackRock Managed Volatility V.I. Fund.
(c)
For BlackRock Global Allocation V.I. Fund, BlackRock Managed Volatility V.I. Fund and BlackRock Total Return V.I. Fund.
(d)
For BlackRock 60/40 Target Allocation ETF V.I. Fund, BlackRock Advantage Large Cap Core V.I. Fund, BlackRock Advantage Large Cap Value V.I. Fund, BlackRock Advantage SMID Cap V.I.
Fund, BlackRock Basic Value V.I. Fund, BlackRock Capital Appreciation V.I. Fund, BlackRock Equity Dividend V.I. Fund, BlackRock Government Money Market V.I. Fund, BlackRock High Yield
V.I. Fund, BlackRock International Index V.I. Fund, BlackRock Large Cap Focus Growth V.I. Fund, BlackRock Managed Volatility V.I. Fund, BlackRock S&P 500 Index V.I. Fund, BlackRock
Small Cap Index V.I. Fund, BlackRock Total Return V.I. Fund and BlackRock U.S. Government Bond V.I. Fund.
(e)
For BlackRock Global Allocation V.I. Fund and BlackRock International V.I. Fund.
(f)
For BlackRock 60/40 Target Allocation ETF V.I. Fund, BlackRock Advantage Large Cap Core V.I. Fund, BlackRock Advantage Large Cap Value V.I. Fund, BlackRock Advantage SMID Cap V.I.
Fund, BlackRock Basic Value V.I. Fund, BlackRock Capital Appreciation V.I. Fund, BlackRock Equity Dividend V.I. Fund, BlackRock Global Allocation V.I. Fund, BlackRock Government Money
Market V.I. Fund, BlackRock International V.I. Fund, BlackRock International Index V.I. Fund, BlackRock Large Cap Focus Growth V.I. Fund, BlackRock Managed Volatility V.I. Fund, BlackRock
S&P 500 Index V.I. Fund and BlackRock Small Cap Index V.I. Fund.
(g)
For BlackRock High Yield V.I. Fund, BlackRock Total Return V.I. Fund and BlackRock U.S. Government Bond V.I. Fund.

Want to know more?
blackrock.com | 800-441-7762
This report is only for distribution to shareholders of the Funds of BlackRock Variable Series Funds, Inc. and BlackRock
Variable Series Funds II, Inc. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of non-money market fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. You could lose money by investing in the Funds.
Although BlackRock Government Money Market V.I. Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in BlackRock Government Money Market V.I. Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. BlackRock Government Money
Market V.I. Fund’s sponsor has no legal obligation to provide financial support to the Fund at any time. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. BlackRock Government Money Market V.I. Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.
VS-12/22-AR

Item 2 – Code of Ethics –
The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 – Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty
Henry R. Keizer
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock 60/40 Target Allocation ETF V.I. Fund	$19,992	$19,796	$44	$210	$13,500	$13,500	$431	$0
BlackRock Advantage Large Cap Core V.I. Fund	$29,682	$29,391	$44	$210	$12,700	$12,700	$431	$0
BlackRock Advantage Large Cap Value V.I. Fund	$21,624	$21,412	$44	$210	$12,700	$12,700	$431	$0
BlackRock Advantage SMID Cap V.I. Fund Fund	$26,724	$26,462	$44	$210	$12,700	$12,700	$431	$0
BlackRock Basic Value V.I. Fund	$29,988	$29,694	$44	$210	$12,700	$12,700	$431	$0
BlackRock Capital Appreciation V.I. Fund	$24,174	$23,937	$44	$210	$12,700	$12,700	$431	$0
BlackRock Equity Dividend V.I. Fund	$19,176	$18,988	$44	$210	$12,700	$8,000	$431	$0
BlackRock Global Allocation V.I. Fund	$50,286	$49,793	$44	$210	$20,000	$20,000	$431	$0
BlackRock Government Money Market V.I. Fund	$26,010	$25,755	$0	$210	$9,500	$9,500	$431	$0
BlackRock International Index V.I. Fund	$34,170	$33,835	$44	$210	$13,700	$13,700	$431	$0
BlackRock International V.I. Fund	$29,478	$29,189	$44	$210	$13,700	$13,700	$431	$0
BlackRock Large Cap Focus Growth V.I. Fund	$21,624	$21,412	$44	$210	$12,700	$12,700	$431	$0
BlackRock Managed Volatility V.I. Fund	$33,966	$33,633	$44	$210	$20,000	$20,000	$431	$0
BlackRock S&P 500 Index V.I. Fund	$29,682	$29,391	$44	$210	$12,700	$12,700	$431	$0
BlackRock Small Cap Index V.I. Fund	$31,212	$30,906	$44	$210	$12,700	$12,700	$431	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,098,000	$2,032,000
1
The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2
The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3
Non-audit fees of $2,098,000 and $2,032,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription.  These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g)
The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock 60/40 Target Allocation ETF V.I. Fund	$13,975	$13,710
BlackRock Advantage Large Cap Core V.I. Fund	$13,175	$12,910
BlackRock Advantage Large Cap Value V.I. Fund	$13,175	$12,910
BlackRock Advantage SMID Cap V.I. Fund	$13,175	$12,910
BlackRock Basic Value V.I. Fund	$13,175	$12,910
BlackRock Capital Appreciation V.I. Fund	$13,175	$12,910
BlackRock Equity Dividend V.I. Fund	$13,175	$8,210
BlackRock Global Allocation V.I. Fund	$20,475	$20,210
BlackRock Government Money Market V.I. Fund	$9,931	$9,710
BlackRock International Index V.I. Fund	$14,175	$13,910
BlackRock International V.I. Fund	$14,175	$13,910
BlackRock Large Cap Focus Growth V.I. Fund	$13,175	$12,910
BlackRock Managed Volatility V.I. Fund	$20,475	$20,210
BlackRock S&P 500 Index V.I. Fund	$13,175	$12,910
BlackRock Small Cap Index V.I. Fund	$13,175	$12,910

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:
Current Fiscal Year End	Previous Fiscal Year End
$2,098,000	$2,032,000

              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers
that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Section 302 Certifications are attached

section302
(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(4)
Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Variable Series Funds, Inc.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Variable Series Funds, Inc.

Date: February 14, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Variable Series Funds, Inc.

Date: February 14, 2023

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Variable Series Funds, Inc.

Date: February 14, 2023